UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-07332 and 811-08162
Name of Fund:
BlackRock Funds III
BlackRock Cash Funds: Institutional
BlackRock Cash Funds: Treasury
BlackRock Diversified Equity Fund
iShares MSCI Total International Index Fund
iShares Russell 1000 Large-Cap Index Fund
iShares S&P 500 Index Fund
iShares U.S. Aggregate Bond Index Fund

Master Investment Portfolio
Money Market Master Portfolio
Treasury Money Market Master Portfolio
Diversified Equity Master Portfolio
Total International ex U.S. Index Master Portfolio
Large Cap Index Master Portfolio
S&P 500 Index Master Portfolio
U.S. Total Bond Index Master Portfolio
International Tilts Master Portfolio

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds III and Master Investment Portfolio, 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 537-4942
Date of fiscal year end:
12/31/2025
Date of reporting period:
12/31/2025
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

BlackRock Cash Funds: Institutional
SL Agency Shares | BISXX
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock Cash Funds: Institutional (the “Fund”) for the period of January 1, 2025 to December 31, 2025. The Fund invests all of its assets in the Money Market Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.  You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (888) 204‑3956.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SL Agency Shares	$9(a)	0.09%(a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
Key Fund statistics
Net Assets	$74,180,231,911
Number of Portfolio Holdings	1
Net Investment Advisory Fees	$54,589,951
Current seven-day yields as of December 31, 2025 (The 7-Day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)
7-Day SEC Yield	3.89%
7-Day Yield	3.89%
Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (888) 204-3956.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.
BlackRock Cash Funds: Institutional
SL Agency Shares | BISXX
Annual Shareholder Report — December 31, 2025
BISXX-12/25-AR

Money Market Master Portfolio
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about Money Market Master Portfolio (the “Master Portfolio”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Master Portfolio, which is included within the BlackRock Cash Funds: Institutional’s additional information at blackrock.com/fundreports. You can also request this information by contacting us at (888) 204‑3956.
What were the Master Portfolio costs for the last year ?
(based on a hypothetical $10,000 investment)
Master Portfolio name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Money Market Master Portfolio	$7	0.07%
Key Master Portfolio statistics
Net Assets	$74,445,364,801
Number of Portfolio Holdings	328
Net Investment Advisory Fees	$54,589,951
What did the Master Portfolio invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Repurchase Agreements	38.2%
Certificates of Deposit	30.8%
Commercial Paper	21.8%
Time Deposits	3.9%
Corporate Bonds	1.0%
U.S. Treasury Obligations	0.7%
Municipal Bonds	0.6%
Other Assets Less Liabilities	3.0
Additional information
If you wish to view additional information about the Master Portfolio, including but not limited to financial statements and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.
Money Market Master Portfolio
Annual Shareholder Report — December 31, 2025
12/25-AR

BlackRock Cash Funds: Treasury
Institutional Shares | BRIXX
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock Cash Funds: Treasury (the “Fund”) for the period of January 1, 2025 to December 31, 2025. The Fund invests all of its assets in the Treasury Money Market Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.   You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (888) 204‑3956.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$12(a)	0.12%(a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
Key Fund statistics
Net Assets	$29,836,982,992
Number of Portfolio Holdings	1
Net Investment Advisory Fees	$15,119,648
Current seven-day yields as of December 31, 2025 (The 7-Day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)
7-Day SEC Yield	3.69%
7-Day Yield	3.69%
Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (888) 204-3956.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.
BlackRock Cash Funds: Treasury
Institutional Shares | BRIXX
Annual Shareholder Report — December 31, 2025
BRIXX-12/25-AR

BlackRock Cash Funds: Treasury
SL Agency Shares | XTSLA
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock Cash Funds: Treasury (the “Fund”) for the period of January 1, 2025 to December 31, 2025. The Fund invests all of its assets in the Treasury Money Market Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.   You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (888) 204‑3956.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SL Agency Shares	$9(a)	0.09%(a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
Key Fund statistics
Net Assets	$29,836,982,992
Number of Portfolio Holdings	1
Net Investment Advisory Fees	$15,119,648
Current seven-day yields as of December 31, 2025 (The 7-Day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)
7-Day SEC Yield	3.72%
7-Day Yield	3.72%
Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (888) 204-3956.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.
BlackRock Cash Funds: Treasury
SL Agency Shares | XTSLA
Annual Shareholder Report — December 31, 2025
XTSLA-12/25-AR

Treasury Money Market Master Portfolio
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about Treasury Money Market Master Portfolio (the “Master Portfolio”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Master Portfolio, which is included within the BlackRock Cash Funds: Treasury’s additional information at blackrock.com/fundreports. You can also request this information by contacting us at (888) 204‑3956.
What were the Master Portfolio costs for the last year ?
(based on a hypothetical $10,000 investment)
Master Portfolio name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Treasury Money Market Master Portfolio	$7	0.07%
Key Master Portfolio statistics
Net Assets	$29,898,898,224
Number of Portfolio Holdings	99
Net Investment Advisory Fees	$15,443,899
What did the Master Portfolio invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Repurchase Agreements	58.5%
U.S. Treasury Obligations	38.2%
Other Assets Less Liabilities	3.3
Additional information
If you wish to view additional information about the Master Portfolio, including but not limited to financial statements and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.
Treasury Money Market Master Portfolio
Annual Shareholder Report — December 31, 2025
12/25-AR

BlackRock Diversified Equity Fund
Institutional Shares | BDVEX
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock Diversified Equity Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. The Fund invests all of its assets in the Diversified Equity Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537‑4942.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$42(a)	0.39%(a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Institutional Shares returned 17.29%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37%.
What contributed to performance?
Positive contributions to the Fund’s return over the 12-month period were led by Macro Equity positioning which expresses insights on sectors and industries within the mid- and large-cap equity space. The Russell 1000 Enhanced Strategy and Russell 2000 Enhanced Strategy, which use a bottom-up approach to identify investment opportunities within the U.S. large-cap and small-cap markets, respectively, also added materially to performance.
What detracted from performance?
The Emerging Markets Enhanced Strategy, which utilizes a bottom-up approach to identify investment opportunities within emerging markets, detracted on an absolute basis over the trailing one-year period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2016 through December 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	17.29%	13.79%	14.65%
Russell 1000® Index	17.37	13.59	14.59
Key Fund statistics
Net Assets	$1,201,712,418
Number of Portfolio Holdings	1
Net Investment Advisory Fees	$1,576,054
Portfolio Turnover Rate of the Master Portfolio	123%
Performance shown prior to the Institutional Shares inception date of September 19, 2023 is based upon the performance of the Master Portfolio in which the Fund invests all of its assets, adjusted to reflect the Institutional Shares fees and operating expenses.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
Material Fund changes
This is a summary of planned changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after December 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 537-4942.
On February 19, 2026, the Fund’s Board approved a change in the name of the Fund to BlackRock Diversified Equity Alpha Fund. The Fund (through its investment in the Master Portfolio)  will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities and derivatives that provide investment exposure to such securities or to one or more risk factors associated with such securities These changes are expected to become effective on or about April 28, 2026.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 537-4942.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Diversified Equity Fund
Institutional Shares | BDVEX
Annual Shareholder Report — December 31, 2025
BDVEX-12/25-AR

Diversified Equity Master Portfolio
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about Diversified Equity Master Portfolio (the “Master Portfolio”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Master Portfolio, which is included within the BlackRock Diversified Equity Fund’s additional information at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Master Portfolio that occurred during the reporting period.
What were the Master Portfolio costs for the last year ?
(based on a hypothetical $10,000 investment)
Master Portfolio name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Diversified Equity Master Portfolio	$15	0.14%
Key Master Portfolio statistics
Net Assets	$3,107,260,580
Number of Portfolio Holdings	2,576
Net Investment Advisory Fees	$3,985,012
Portfolio Turnover Rate	123%
What did the Master Portfolio invest in?
(as of December 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	23.1%
Financials	17.3%
Industrials	10.5%
Health Care	9.1%
Consumer Discretionary	8.7%
Communication Services	7.0%
Consumer Staples	3.4%
Materials	3.2%
Energy	2.8%
Real Estate	2.3%
Utilities	1.7%
Short-Term Securities	15.0%
Liabilities in Excess of Other Assets	(4.1)
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	2.7%
Apple, Inc.	2.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.4%
Microsoft Corp.	2.2%
Amazon.com, Inc.	1.5%
Alphabet, Inc., Class A	1.1%
Tencent Holdings Ltd.	1.1%
Broadcom, Inc.	1.0%
Samsung Electronics Co. Ltd.	0.9%
Alphabet, Inc., Class C	0.9%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Master Portfolio for compliance purposes.
(b)	Excludes short-term securities.
Material Master Portfolio changes
This is a summary of planned changes to the Master Portfolio since December 31, 2024.
On February 19, 2026, the Master Portfolio’s Board approved a change in the name of the Master Portfolio to Diversified Equity Alpha Master Portfolio. The Master Portfolio will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities and derivatives that provide investment exposure to such securities or to one or more risk factors associated with such securities. These changes are expected to become effective on or about April 28, 2026.
Additional information
If you wish to view additional information about the Master Portfolio, including but not limited to financial statements and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
Diversified Equity Master Portfolio
Annual Shareholder Report — December 31, 2025
12/25-AR

iShares MSCI Total International Index Fund
Institutional Shares | BDOIX
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about iShares MSCI Total International Index Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. The Fund invests all of its assets in the Total International ex U.S. Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.  You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$16(a)	0.14%(a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Institutional Shares returned 32.58%.
  For the same period, the Fund’s benchmark, the MSCI ACWI ex USA Index (Net) returned 32.39%.
In 2025, European equities started the year in positive territory despite rising United States (“U.S.”) tariff pressures. The European Central Bank (“ECB”) cut rates by 25 basis points in both January 2025 and March 2025 to mitigate recession risks, with President Lagarde noting that euro area growth would likely remain weak amid persistent inflationary pressures. European Union finance ministers emphasized unity and deeper market integration to offset tariff‑related disruptions. In Japan, equities were volatile throughout the first quarter, and the Nikkei 225 Index ended the period in negative territory as investors grew cautious about the new U.S. administration’s tougher tariff stance and its implications for corporate earnings and broader economic conditions.
European equities continued to advance in the second quarter of 2025, supported by resilient investor sentiment despite slower economic momentum and persistent global trade tensions. The ECB held rates steady following the earlier cuts and reiterated its commitment to supporting growth as inflation remained elevated. Policymakers also highlighted the importance of fiscal discipline and reinforced the need for European Union cohesion. Japan experienced a strong rebound during the second quarter, with the Nikkei 225 Index closing near all‑time highs on June 30, 2025, driven by new stimulus measures and a more stable Japanese Yen, although uncertainties around export demand and supply chain pressures continued to weigh on corporate outlooks.
Europe remained resilient during the third quarter of 2025, supported by firm domestic demand and a healthy labor market. The ECB maintained rates at 2.0% in both July 2025 and September 2025, pausing its year‑long easing cycle as inflation hovered near target despite a slight uptick in September. Japanese equities extended their gains through the third quarter, supported by easing trade tensions, increasing investor interest in artificial intelligence (“AI”), and improved sentiment tied to anticipated political leadership changes. The Bank of Japan (“BOJ”) kept rates unchanged at 0.5%, though some policymakers signaled openness to future increases.
European equities continued to rise in the fourth quarter of 2025, even as global volatility driven by AI‑related market concerns briefly unsettled sentiment before rebound into year‑end. The ECB retained rates at 2.0% in both October 2025 and December 2025, citing better‑than‑expected eurozone growth and inflation trending close to target while maintaining a cautious, data‑dependent stance. Japan again delivered strong equity performance in the fourth quarter, supported by above‑target inflation, notable wage growth, sustained AI‑driven enthusiasm, and a weak yen that boosted export competitiveness. The BOJ held rates steady in October 2025 and raised them in December 2025 to 0.75%, reflecting growing confidence in Japan’s improving economic backdrop despite continuing global trade uncertainty.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2016 through December 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	32.58%	7.66%	8.31%
MSCI ACWI ex USA Index (Net)	32.39	7.91	8.41
Key Fund statistics
Net Assets	$2,168,181,336
Number of Portfolio Holdings	1
Net Investment Advisory Fees	$586,442
Portfolio Turnover Rate of the Master Portfolio	13%
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Total International Index Fund
Institutional Shares | BDOIX
Annual Shareholder Report — December 31, 2025
BDOIX-12/25-AR

iShares MSCI Total International Index Fund
Investor A Shares | BDOAX
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about iShares MSCI Total International Index Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. The Fund invests all of its assets in the Total International ex U.S. Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.  You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$46(a)	0.40%(a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Investor A Shares returned 32.21%.
  For the same period, the Fund’s benchmark, the MSCI ACWI ex USA Index (Net) returned 32.39%.
In 2025, European equities started the year in positive territory despite rising United States (“U.S.”) tariff pressures. The European Central Bank (“ECB”) cut rates by 25 basis points in both January 2025 and March 2025 to mitigate recession risks, with President Lagarde noting that euro area growth would likely remain weak amid persistent inflationary pressures. European Union finance ministers emphasized unity and deeper market integration to offset tariff‑related disruptions. In Japan, equities were volatile throughout the first quarter, and the Nikkei 225 Index ended the period in negative territory as investors grew cautious about the new U.S. administration’s tougher tariff stance and its implications for corporate earnings and broader economic conditions.
European equities continued to advance in the second quarter of 2025, supported by resilient investor sentiment despite slower economic momentum and persistent global trade tensions. The ECB held rates steady following the earlier cuts and reiterated its commitment to supporting growth as inflation remained elevated. Policymakers also highlighted the importance of fiscal discipline and reinforced the need for European Union cohesion. Japan experienced a strong rebound during the second quarter, with the Nikkei 225 Index closing near all‑time highs on June 30, 2025, driven by new stimulus measures and a more stable Japanese Yen, although uncertainties around export demand and supply chain pressures continued to weigh on corporate outlooks.
Europe remained resilient during the third quarter of 2025, supported by firm domestic demand and a healthy labor market. The ECB maintained rates at 2.0% in both July 2025 and September 2025, pausing its year‑long easing cycle as inflation hovered near target despite a slight uptick in September. Japanese equities extended their gains through the third quarter, supported by easing trade tensions, increasing investor interest in artificial intelligence (“AI”), and improved sentiment tied to anticipated political leadership changes. The Bank of Japan (“BOJ”) kept rates unchanged at 0.5%, though some policymakers signaled openness to future increases.
European equities continued to rise in the fourth quarter of 2025, even as global volatility driven by AI‑related market concerns briefly unsettled sentiment before rebound into year‑end. The ECB retained rates at 2.0% in both October 2025 and December 2025, citing better‑than‑expected eurozone growth and inflation trending close to target while maintaining a cautious, data‑dependent stance. Japan again delivered strong equity performance in the fourth quarter, supported by above‑target inflation, notable wage growth, sustained AI‑driven enthusiasm, and a weak yen that boosted export competitiveness. The BOJ held rates steady in October 2025 and raised them in December 2025 to 0.75%, reflecting growing confidence in Japan’s improving economic backdrop despite continuing global trade uncertainty.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2016 through December 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	32.21%	7.37%	8.03%
MSCI ACWI ex USA Index (Net)	32.39	7.91	8.41
Key Fund statistics
Net Assets	$2,168,181,336
Number of Portfolio Holdings	1
Net Investment Advisory Fees	$586,442
Portfolio Turnover Rate of the Master Portfolio	13%
Average annual total returns reflect reductions for service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Total International Index Fund
Investor A Shares | BDOAX
Annual Shareholder Report — December 31, 2025
BDOAX-12/25-AR

iShares MSCI Total International Index Fund
Class K Shares | BDOKX
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about iShares MSCI Total International Index Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. The Fund invests all of its assets in the Total International ex U.S. Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.  You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$10(a)	0.09%(a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Class K Shares returned 32.57%.
  For the same period, the Fund’s benchmark, the MSCI ACWI ex USA Index (Net) returned 32.39%.
In 2025, European equities started the year in positive territory despite rising United States (“U.S.”) tariff pressures. The European Central Bank (“ECB”) cut rates by 25 basis points in both January 2025 and March 2025 to mitigate recession risks, with President Lagarde noting that euro area growth would likely remain weak amid persistent inflationary pressures. European Union finance ministers emphasized unity and deeper market integration to offset tariff‑related disruptions. In Japan, equities were volatile throughout the first quarter, and the Nikkei 225 Index ended the period in negative territory as investors grew cautious about the new U.S. administration’s tougher tariff stance and its implications for corporate earnings and broader economic conditions.
European equities continued to advance in the second quarter of 2025, supported by resilient investor sentiment despite slower economic momentum and persistent global trade tensions. The ECB held rates steady following the earlier cuts and reiterated its commitment to supporting growth as inflation remained elevated. Policymakers also highlighted the importance of fiscal discipline and reinforced the need for European Union cohesion. Japan experienced a strong rebound during the second quarter, with the Nikkei 225 Index closing near all‑time highs on June 30, 2025, driven by new stimulus measures and a more stable Japanese Yen, although uncertainties around export demand and supply chain pressures continued to weigh on corporate outlooks.
Europe remained resilient during the third quarter of 2025, supported by firm domestic demand and a healthy labor market. The ECB maintained rates at 2.0% in both July 2025 and September 2025, pausing its year‑long easing cycle as inflation hovered near target despite a slight uptick in September. Japanese equities extended their gains through the third quarter, supported by easing trade tensions, increasing investor interest in artificial intelligence (“AI”), and improved sentiment tied to anticipated political leadership changes. The Bank of Japan (“BOJ”) kept rates unchanged at 0.5%, though some policymakers signaled openness to future increases.
European equities continued to rise in the fourth quarter of 2025, even as global volatility driven by AI‑related market concerns briefly unsettled sentiment before rebound into year‑end. The ECB retained rates at 2.0% in both October 2025 and December 2025, citing better‑than‑expected eurozone growth and inflation trending close to target while maintaining a cautious, data‑dependent stance. Japan again delivered strong equity performance in the fourth quarter, supported by above‑target inflation, notable wage growth, sustained AI‑driven enthusiasm, and a weak yen that boosted export competitiveness. The BOJ held rates steady in October 2025 and raised them in December 2025 to 0.75%, reflecting growing confidence in Japan’s improving economic backdrop despite continuing global trade uncertainty.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2016 through December 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	32.57%	7.71%	8.36%
MSCI ACWI ex USA Index (Net)	32.39	7.91	8.41
Key Fund statistics
Net Assets	$2,168,181,336
Number of Portfolio Holdings	1
Net Investment Advisory Fees	$586,442
Portfolio Turnover Rate of the Master Portfolio	13%
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Total International Index Fund
Class K Shares | BDOKX
Annual Shareholder Report — December 31, 2025
BDOKX-12/25-AR

Total International ex U.S. Index Master Portfolio
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about Total International ex U.S. Index Master Portfolio (the “Master Portfolio”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Master Portfolio, which is included within the iShares MSCI Total International Index Fund’s additional information at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Master Portfolio costs for the last year ?
(based on a hypothetical $10,000 investment)
Master Portfolio name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Total International ex U.S. Index Master Portfolio	$8	0.07%
Key Master Portfolio statistics
Net Assets	$2,168,345,816
Number of Portfolio Holdings	1,804
Net Investment Advisory Fees	$586,443
Portfolio Turnover Rate	13%
What did the Master Portfolio invest in?
(as of December 31, 2025)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
Japan	13.5%
China	8.7%
Canada	8.1%
United Kingdom	7.8%
United States	6.7%
France	6.3%
Taiwan	6.2%
Germany	5.9%
India	4.7%
Switzerland	4.7%
Other#	31.2%
Liabilities in Excess of Other Assets	(3.8)%
Ten largest holdings
Security(a)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	3.6%
Tencent Holdings Ltd.	1.5%
ASML Holding NV	1.2%
Samsung Electronics Co. Ltd.	1.2%
Alibaba Group Holding Ltd.	0.9%
Roche Holding AG	0.9%
AstraZeneca PLC	0.8%
HSBC Holdings PLC	0.8%
Novartis AG, Class N	0.8%
Nestle SA, Class N	0.8%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Master Portfolio, including but not limited to financial statements and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
Total International ex U.S. Index Master Portfolio
Annual Shareholder Report — December 31, 2025
12/25-AR

iShares Russell 1000 Large-Cap Index Fund
Institutional Shares | BRGNX
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about iShares Russell 1000 Large-Cap Index Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. The Fund invests all of its assets in the Large Cap Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.  You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$12(a)	0.11%(a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Institutional Shares returned 17.21%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37%.
Domestic United States (“U.S.”) equities ended the first quarter in negative territory as the U.S. administration introduced broad shifts in global trade policy, including reciprocal tariffs that elevated economic uncertainty and pushed U.S. equity markets briefly into correction territory. Markets remained highly sensitive to tariff announcements expected in April 2025. The Federal Open Market Committee (“FOMC”) held interest rates at 4.25%–4.50% in January and reaffirmed expectations for two rate cuts in 2025, though policymakers maintained a firmly data‑dependent stance given persistent inflation and a still‑resilient labor market.
U.S. equities rebounded in the second quarter and finished in positive territory as volatility eased following an early‑April 2025 spike that drove the Chicago Board Options Exchange Volatility Index (“VIX”) to multi‑year highs. Sentiment improved after the U.S. administration announced a 90‑day pause on most proposed tariffs, temporarily alleviating trade pressures ahead of the July 2025 deadline. On April 9th, just after significant market volatility and rising economic concerns, President Trump and the White House suspended additional tariffs above a 10% base rate for most countries, with the pause set to expire in early July.
The FOMC kept rates unchanged at 4.25%–4.50% in both May and June, noting cautious progress toward the 2% inflation target. Strong corporate earnings and continued enthusiasm around artificial intelligence (“AI”) supported equity gains even as reciprocal tariffs on more than 60 countries, while additional trade deals were being agreed on, China tariffs were paused to allow for negotiations to continue. This added uncertainty to longer‑term economic forecasts.
U.S. equities continued to advance through the third quarter, supported by solid earnings momentum and receding market volatility. The FOMC maintained its data‑driven approach, holding rates steady in July 2025 and delivering the first rate cut of the year in September, lowering the target range to 4.00%–4.25%. The committee cited slowing job growth and a meaningful decline in hiring as key drivers of the “risk‑management” cut, while tariff‑related inflation pressures remained a central consideration for future policy decisions. Despite mixed macroeconomic signals, investor sentiment remained broadly constructive.
Equity markets posted modest gains in the fourth quarter amid elevated volatility driven by concerns about an emerging AI bubble. Fears escalated throughout the quarter with investors worrying about lofty valuations and heavy capital expenditures, weighing on sentiment before stabilizing on signs of real revenue growth. The longest U.S. government shutdown in history, lasting 43 days, had a muted impact on markets, while renewed tariff negotiations with China in October 2025 added another layer of uncertainty. Labor conditions weakened as unemployment rose to 4.6% in November and inflation remained above the Federal Reserve’s 2% target, prompting the FOMC to cut rates by 25 bps in both October and December, ending the year with a 3.50%–3.75% target range and a continued commitment to data dependent policymaking heading into 2026.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2016 through December 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	17.21%	13.48%	14.46%
Russell 1000® Index	17.37	13.59	14.59
Key Fund statistics
Net Assets	$1,848,151,933
Number of Portfolio Holdings	1
Net Investment Advisory Fees	$491,834
Portfolio Turnover Rate of the Master Portfolio	12%
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
Material Fund changes
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after December 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective November 20, 2025, the Fund updated its investment policy to indicate that it intends to be “diversified,” as defined in the Investment Company Act of 1940, as amended, in approximately the same proportion as its underlying index, the Russell 1000® Index (the "Underlying Index"), is diversified. Shareholder approval will not be sought if the Fund crosses from diversified to non-diversified status due solely to a change in the relative market capitalization or index weighting of the constituents of its Underlying Index. The Fund's Principal Investment Strategies were revised to reflect these updates.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Russell 1000 Large-Cap Index Fund
Institutional Shares | BRGNX
Annual Shareholder Report — December 31, 2025
BRGNX-12/25-AR

iShares Russell 1000 Large-Cap Index Fund
Investor A Shares | BRGAX
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about iShares Russell 1000 Large-Cap Index Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. The Fund invests all of its assets in the Large Cap Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.  You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$39(a)	0.36%(a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Investor A Shares returned 16.94%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37%.
Domestic United States (“U.S.”) equities ended the first quarter in negative territory as the U.S. administration introduced broad shifts in global trade policy, including reciprocal tariffs that elevated economic uncertainty and pushed U.S. equity markets briefly into correction territory. Markets remained highly sensitive to tariff announcements expected in April 2025. The Federal Open Market Committee (“FOMC”) held interest rates at 4.25%–4.50% in January and reaffirmed expectations for two rate cuts in 2025, though policymakers maintained a firmly data‑dependent stance given persistent inflation and a still‑resilient labor market.
U.S. equities rebounded in the second quarter and finished in positive territory as volatility eased following an early‑April 2025 spike that drove the Chicago Board Options Exchange Volatility Index (“VIX”) to multi‑year highs. Sentiment improved after the U.S. administration announced a 90‑day pause on most proposed tariffs, temporarily alleviating trade pressures ahead of the July 2025 deadline. On April 9th, just after significant market volatility and rising economic concerns, President Trump and the White House suspended additional tariffs above a 10% base rate for most countries, with the pause set to expire in early July.
The FOMC kept rates unchanged at 4.25%–4.50% in both May and June, noting cautious progress toward the 2% inflation target. Strong corporate earnings and continued enthusiasm around artificial intelligence (“AI”) supported equity gains even as reciprocal tariffs on more than 60 countries, while additional trade deals were being agreed on, China tariffs were paused to allow for negotiations to continue. This added uncertainty to longer‑term economic forecasts.
U.S. equities continued to advance through the third quarter, supported by solid earnings momentum and receding market volatility. The FOMC maintained its data‑driven approach, holding rates steady in July 2025 and delivering the first rate cut of the year in September, lowering the target range to 4.00%–4.25%. The committee cited slowing job growth and a meaningful decline in hiring as key drivers of the “risk‑management” cut, while tariff‑related inflation pressures remained a central consideration for future policy decisions. Despite mixed macroeconomic signals, investor sentiment remained broadly constructive.
Equity markets posted modest gains in the fourth quarter amid elevated volatility driven by concerns about an emerging AI bubble. Fears escalated throughout the quarter with investors worrying about lofty valuations and heavy capital expenditures, weighing on sentiment before stabilizing on signs of real revenue growth. The longest U.S. government shutdown in history, lasting 43 days, had a muted impact on markets, while renewed tariff negotiations with China in October 2025 added another layer of uncertainty. Labor conditions weakened as unemployment rose to 4.6% in November and inflation remained above the Federal Reserve’s 2% target, prompting the FOMC to cut rates by 25 bps in both October and December, ending the year with a 3.50%–3.75% target range and a continued commitment to data dependent policymaking heading into 2026.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2016 through December 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	16.94%	13.20%	14.16%
Russell 1000® Index	17.37	13.59	14.59
Key Fund statistics
Net Assets	$1,848,151,933
Number of Portfolio Holdings	1
Net Investment Advisory Fees	$491,834
Portfolio Turnover Rate of the Master Portfolio	12%
Average annual total returns reflect reductions for service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
Material Fund changes
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after December 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective November 20, 2025, the Fund updated its investment policy to indicate that it intends to be “diversified,” as defined in the Investment Company Act of 1940, as amended, in approximately the same proportion as its underlying index, the Russell 1000® Index (the "Underlying Index"), is diversified. Shareholder approval will not be sought if the Fund crosses from diversified to non-diversified status due solely to a change in the relative market capitalization or index weighting of the constituents of its Underlying Index. The Fund's Principal Investment Strategies were revised to reflect these updates.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Russell 1000 Large-Cap Index Fund
Investor A Shares | BRGAX
Annual Shareholder Report — December 31, 2025
BRGAX-12/25-AR

iShares Russell 1000 Large-Cap Index Fund
Class K Shares | BRGKX
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about iShares Russell 1000 Large-Cap Index Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. The Fund invests all of its assets in the Large Cap Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.  You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$7(a)	0.06%(a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Class K Shares returned 17.27%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37%.
Domestic United States (“U.S.”) equities ended the first quarter in negative territory as the U.S. administration introduced broad shifts in global trade policy, including reciprocal tariffs that elevated economic uncertainty and pushed U.S. equity markets briefly into correction territory. Markets remained highly sensitive to tariff announcements expected in April 2025. The Federal Open Market Committee (“FOMC”) held interest rates at 4.25%–4.50% in January and reaffirmed expectations for two rate cuts in 2025, though policymakers maintained a firmly data‑dependent stance given persistent inflation and a still‑resilient labor market.
U.S. equities rebounded in the second quarter and finished in positive territory as volatility eased following an early‑April 2025 spike that drove the Chicago Board Options Exchange Volatility Index (“VIX”) to multi‑year highs. Sentiment improved after the U.S. administration announced a 90‑day pause on most proposed tariffs, temporarily alleviating trade pressures ahead of the July 2025 deadline. On April 9th, just after significant market volatility and rising economic concerns, President Trump and the White House suspended additional tariffs above a 10% base rate for most countries, with the pause set to expire in early July.
The FOMC kept rates unchanged at 4.25%–4.50% in both May and June, noting cautious progress toward the 2% inflation target. Strong corporate earnings and continued enthusiasm around artificial intelligence (“AI”) supported equity gains even as reciprocal tariffs on more than 60 countries, while additional trade deals were being agreed on, China tariffs were paused to allow for negotiations to continue. This added uncertainty to longer‑term economic forecasts.
U.S. equities continued to advance through the third quarter, supported by solid earnings momentum and receding market volatility. The FOMC maintained its data‑driven approach, holding rates steady in July 2025 and delivering the first rate cut of the year in September, lowering the target range to 4.00%–4.25%. The committee cited slowing job growth and a meaningful decline in hiring as key drivers of the “risk‑management” cut, while tariff‑related inflation pressures remained a central consideration for future policy decisions. Despite mixed macroeconomic signals, investor sentiment remained broadly constructive.
Equity markets posted modest gains in the fourth quarter amid elevated volatility driven by concerns about an emerging AI bubble. Fears escalated throughout the quarter with investors worrying about lofty valuations and heavy capital expenditures, weighing on sentiment before stabilizing on signs of real revenue growth. The longest U.S. government shutdown in history, lasting 43 days, had a muted impact on markets, while renewed tariff negotiations with China in October 2025 added another layer of uncertainty. Labor conditions weakened as unemployment rose to 4.6% in November and inflation remained above the Federal Reserve’s 2% target, prompting the FOMC to cut rates by 25 bps in both October and December, ending the year with a 3.50%–3.75% target range and a continued commitment to data dependent policymaking heading into 2026.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2016 through December 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	17.27%	13.54%	14.51%
Russell 1000® Index	17.37	13.59	14.59
Key Fund statistics
Net Assets	$1,848,151,933
Number of Portfolio Holdings	1
Net Investment Advisory Fees	$491,834
Portfolio Turnover Rate of the Master Portfolio	12%
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
Material Fund changes
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after December 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective November 20, 2025, the Fund updated its investment policy to indicate that it intends to be “diversified,” as defined in the Investment Company Act of 1940, as amended, in approximately the same proportion as its underlying index, the Russell 1000® Index (the "Underlying Index"), is diversified. Shareholder approval will not be sought if the Fund crosses from diversified to non-diversified status due solely to a change in the relative market capitalization or index weighting of the constituents of its Underlying Index. The Fund's Principal Investment Strategies were revised to reflect these updates.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Russell 1000 Large-Cap Index Fund
Class K Shares | BRGKX
Annual Shareholder Report — December 31, 2025
BRGKX-12/25-AR

Large Cap Index Master Portfolio
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about Large Cap Index Master Portfolio (the “Master Portfolio”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Master Portfolio, which is included within the iShares Russell 1000 Large-Cap Index Fund’s additional information at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Master Portfolio costs for the last year ?
(based on a hypothetical $10,000 investment)
Master Portfolio name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Index Master Portfolio	$3	0.03%
Key Master Portfolio statistics
Net Assets	$37,509,974,231
Number of Portfolio Holdings	1,011
Net Investment Advisory Fees	$10,448,150
Portfolio Turnover Rate	12%
What did the Master Portfolio invest in?
(as of December 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	32.4%
Financials	14.2%
Consumer Discretionary	10.4%
Communication Services	10.3%
Health Care	9.7%
Industrials	9.0%
Consumer Staples	4.6%
Energy	2.8%
Utilities	2.2%
Real Estate	2.1%
Materials	2.1%
Short-Term Securities	3.4%
Liabilities in Excess of Other Assets	(3.2)
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	6.9%
Apple, Inc.	6.3%
Microsoft Corp.	5.7%
Amazon.com, Inc.	3.5%
Alphabet, Inc., Class A	2.9%
Broadcom, Inc.	2.5%
Alphabet, Inc., Class C	2.3%
Meta Platforms, Inc., Class A	2.3%
Tesla, Inc.	2.0%
Berkshire Hathaway, Inc., Class B	1.4%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Master Portfolio for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Master Portfolio, including but not limited to financial statements and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
Large Cap Index Master Portfolio
Annual Shareholder Report — December 31, 2025
12/25-AR

iShares S&P 500 Index Fund
Institutional Shares | BSPIX
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about iShares S&P 500 Index Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. The Fund invests all of its assets in the S&P 500 Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.  You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$11(a)	0.10%(a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Institutional Shares returned 17.75%.
  For the same period, the Fund’s benchmark, the S&P 500® Index returned 17.88%.
Domestic United States (“U.S.”) equities ended the first quarter in negative territory as the U.S. administration introduced broad shifts in global trade policy, including reciprocal tariffs that elevated economic uncertainty and pushed the S&P 500 briefly into correction territory. Markets remained highly sensitive to tariff announcements expected in April 2025. The Federal Open Market Committee (“FOMC”) held interest rates at 4.25%–4.50% in January and reaffirmed expectations for two rate cuts in 2025, though policymakers maintained a firmly data–dependent stance given persistent inflation and a still–resilient labor market.
U.S. equities rebounded in the second quarter and finished in positive territory as volatility eased following an early–April 2025 spike that drove the Chicago Board Options Exchange Volatility Index (“VIX”) to multi–year highs. Sentiment improved after the U.S. administration announced a 90–day pause on most proposed tariffs, temporarily alleviating trade pressures ahead of the July 2025 deadline. On April 9th, just after significant market volatility and rising economic concerns, President Trump and the White House suspended additional tariffs above a 10% base rate for most countries, with the pause set to expire in early July.
The FOMC kept rates unchanged at 4.25%–4.50% in both May and June, noting cautious progress toward the 2% inflation target. Strong corporate earnings and continued enthusiasm around artificial intelligence (“AI”) supported equity gains even as reciprocal tariffs on more than 60 countries, while additional trade deals were being agreed on, China tariffs were paused to allow for negotiations to continue. This added uncertainty to longer term economic forecasts.
U.S. equities continued to advance through the third quarter, supported by solid earnings momentum and receding market volatility. The FOMC maintained its data driven approach, holding rates steady in July 2025 and delivering the first rate cut of the year in September, lowering the target range to 4.00%–4.25%. The committee cited slowing job growth and a meaningful decline in hiring as key drivers of the “risk–management” cut, while tariff related inflation pressures remained a central consideration for future policy decisions. Despite mixed macroeconomic signals, investor sentiment remained broadly constructive.
Equity markets posted modest gains in the fourth quarter amid elevated volatility driven by concerns about an emerging AI bubble. Fears escalated throughout the quarter with investors worrying about lofty valuations and heavy capital expenditures, weighing on sentiment before stabilizing on signs of real revenue growth. The longest U.S. government shutdown in history, lasting 43 days, had a muted impact on markets, while renewed tariff negotiations with China in October 2025 added another layer of uncertainty. Labor conditions weakened as unemployment rose to 4.6% in November and inflation remained above the Federal Reserve’s 2% target, prompting the FOMC to cut rates by 25 bps in both October and December, ending the year with a 3.50%–3.75% target range and a continued commitment to data dependent policymaking heading into 2026.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2016 through December 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	17.75%	14.30%	14.71%
S&P 500® Index	17.88	14.42	14.82
Key Fund statistics
Net Assets	$53,488,256,039
Number of Portfolio Holdings	1
Net Investment Advisory Fees	$4,758,005
Portfolio Turnover Rate of the Master Portfolio	14%
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
Material Fund changes
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after December 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective November 20, 2025, the Fund revised its principal investment policies to reflect that the Fund intends to be diversified in approximately the same proportion as the S&P 500 Index (the "Underlying Index") is diversified. The Fund may become “non‑diversified,” as defined in the Investment Company Act of 1940, as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. Shareholder approval will not be sought if the Fund becomes “non‑diversified” due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index. Shareholder approval will not be sought if the Fund becomes “non‑diversified” due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares S&P 500 Index Fund
Institutional Shares | BSPIX
Annual Shareholder Report — December 31, 2025
BSPIX-12/25-AR

iShares S&P 500 Index Fund
Service Shares | BSPSX
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about iShares S&P 500 Index Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. The Fund invests all of its assets in the S&P 500 Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.  You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$24(a)	0.22%(a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Service Shares returned 17.60%.
  For the same period, the Fund’s benchmark, the S&P 500® Index returned 17.88%.
Domestic United States (“U.S.”) equities ended the first quarter in negative territory as the U.S. administration introduced broad shifts in global trade policy, including reciprocal tariffs that elevated economic uncertainty and pushed the S&P 500 briefly into correction territory. Markets remained highly sensitive to tariff announcements expected in April 2025. The Federal Open Market Committee (“FOMC”) held interest rates at 4.25%–4.50% in January and reaffirmed expectations for two rate cuts in 2025, though policymakers maintained a firmly data–dependent stance given persistent inflation and a still–resilient labor market.
U.S. equities rebounded in the second quarter and finished in positive territory as volatility eased following an early–April 2025 spike that drove the Chicago Board Options Exchange Volatility Index (“VIX”) to multi–year highs. Sentiment improved after the U.S. administration announced a 90–day pause on most proposed tariffs, temporarily alleviating trade pressures ahead of the July 2025 deadline. On April 9th, just after significant market volatility and rising economic concerns, President Trump and the White House suspended additional tariffs above a 10% base rate for most countries, with the pause set to expire in early July.
The FOMC kept rates unchanged at 4.25%–4.50% in both May and June, noting cautious progress toward the 2% inflation target. Strong corporate earnings and continued enthusiasm around artificial intelligence (“AI”) supported equity gains even as reciprocal tariffs on more than 60 countries, while additional trade deals were being agreed on, China tariffs were paused to allow for negotiations to continue. This added uncertainty to longer term economic forecasts.
U.S. equities continued to advance through the third quarter, supported by solid earnings momentum and receding market volatility. The FOMC maintained its data driven approach, holding rates steady in July 2025 and delivering the first rate cut of the year in September, lowering the target range to 4.00%–4.25%. The committee cited slowing job growth and a meaningful decline in hiring as key drivers of the “risk–management” cut, while tariff related inflation pressures remained a central consideration for future policy decisions. Despite mixed macroeconomic signals, investor sentiment remained broadly constructive.
Equity markets posted modest gains in the fourth quarter amid elevated volatility driven by concerns about an emerging AI bubble. Fears escalated throughout the quarter with investors worrying about lofty valuations and heavy capital expenditures, weighing on sentiment before stabilizing on signs of real revenue growth. The longest U.S. government shutdown in history, lasting 43 days, had a muted impact on markets, while renewed tariff negotiations with China in October 2025 added another layer of uncertainty. Labor conditions weakened as unemployment rose to 4.6% in November and inflation remained above the Federal Reserve’s 2% target, prompting the FOMC to cut rates by 25 bps in both October and December, ending the year with a 3.50%–3.75% target range and a continued commitment to data dependent policymaking heading into 2026.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2016 through December 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Service Shares	17.60%	14.16%	14.57%
S&P 500® Index	17.88	14.42	14.82
Key Fund statistics
Net Assets	$53,488,256,039
Number of Portfolio Holdings	1
Net Investment Advisory Fees	$4,758,005
Portfolio Turnover Rate of the Master Portfolio	14%
Average annual total returns reflect reductions for service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
Material Fund changes
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after December 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective November 20, 2025, the Fund revised its principal investment policies to reflect that the Fund intends to be diversified in approximately the same proportion as the S&P 500 Index (the "Underlying Index") is diversified. The Fund may become “non‑diversified,” as defined in the Investment Company Act of 1940, as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. Shareholder approval will not be sought if the Fund becomes “non‑diversified” due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index. Shareholder approval will not be sought if the Fund becomes “non‑diversified” due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares S&P 500 Index Fund
Service Shares | BSPSX
Annual Shareholder Report — December 31, 2025
BSPSX-12/25-AR

iShares S&P 500 Index Fund
Investor A Shares | BSPAX
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about iShares S&P 500 Index Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. The Fund invests all of its assets in the S&P 500 Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.  You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$38(a)	0.35%(a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Investor A Shares returned 17.45%.
  For the same period, the Fund’s benchmark, the S&P 500® Index returned 17.88%.
Domestic United States (“U.S.”) equities ended the first quarter in negative territory as the U.S. administration introduced broad shifts in global trade policy, including reciprocal tariffs that elevated economic uncertainty and pushed the S&P 500 briefly into correction territory. Markets remained highly sensitive to tariff announcements expected in April 2025. The Federal Open Market Committee (“FOMC”) held interest rates at 4.25%–4.50% in January and reaffirmed expectations for two rate cuts in 2025, though policymakers maintained a firmly data–dependent stance given persistent inflation and a still–resilient labor market.
U.S. equities rebounded in the second quarter and finished in positive territory as volatility eased following an early–April 2025 spike that drove the Chicago Board Options Exchange Volatility Index (“VIX”) to multi–year highs. Sentiment improved after the U.S. administration announced a 90–day pause on most proposed tariffs, temporarily alleviating trade pressures ahead of the July 2025 deadline. On April 9th, just after significant market volatility and rising economic concerns, President Trump and the White House suspended additional tariffs above a 10% base rate for most countries, with the pause set to expire in early July.
The FOMC kept rates unchanged at 4.25%–4.50% in both May and June, noting cautious progress toward the 2% inflation target. Strong corporate earnings and continued enthusiasm around artificial intelligence (“AI”) supported equity gains even as reciprocal tariffs on more than 60 countries, while additional trade deals were being agreed on, China tariffs were paused to allow for negotiations to continue. This added uncertainty to longer term economic forecasts.
U.S. equities continued to advance through the third quarter, supported by solid earnings momentum and receding market volatility. The FOMC maintained its data driven approach, holding rates steady in July 2025 and delivering the first rate cut of the year in September, lowering the target range to 4.00%–4.25%. The committee cited slowing job growth and a meaningful decline in hiring as key drivers of the “risk–management” cut, while tariff related inflation pressures remained a central consideration for future policy decisions. Despite mixed macroeconomic signals, investor sentiment remained broadly constructive.
Equity markets posted modest gains in the fourth quarter amid elevated volatility driven by concerns about an emerging AI bubble. Fears escalated throughout the quarter with investors worrying about lofty valuations and heavy capital expenditures, weighing on sentiment before stabilizing on signs of real revenue growth. The longest U.S. government shutdown in history, lasting 43 days, had a muted impact on markets, while renewed tariff negotiations with China in October 2025 added another layer of uncertainty. Labor conditions weakened as unemployment rose to 4.6% in November and inflation remained above the Federal Reserve’s 2% target, prompting the FOMC to cut rates by 25 bps in both October and December, ending the year with a 3.50%–3.75% target range and a continued commitment to data dependent policymaking heading into 2026.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2016 through December 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	17.45%	14.01%	14.42%
S&P 500® Index	17.88	14.42	14.82
Key Fund statistics
Net Assets	$53,488,256,039
Number of Portfolio Holdings	1
Net Investment Advisory Fees	$4,758,005
Portfolio Turnover Rate of the Master Portfolio	14%
Average annual total returns reflect reductions for service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
Material Fund changes
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after December 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective November 20, 2025, the Fund revised its principal investment policies to reflect that the Fund intends to be diversified in approximately the same proportion as the S&P 500 Index (the "Underlying Index") is diversified. The Fund may become “non‑diversified,” as defined in the Investment Company Act of 1940, as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. Shareholder approval will not be sought if the Fund becomes “non‑diversified” due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index. Shareholder approval will not be sought if the Fund becomes “non‑diversified” due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares S&P 500 Index Fund
Investor A Shares | BSPAX
Annual Shareholder Report — December 31, 2025
BSPAX-12/25-AR

iShares S&P 500 Index Fund
Investor P Shares | BSPPX
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about iShares S&P 500 Index Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. The Fund invests all of its assets in the S&P 500 Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.  You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor P Shares	$38(a)	0.35%(a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Investor P Shares returned 17.45%.
  For the same period, the Fund’s benchmark, the S&P 500® Index returned 17.88%.
Domestic United States (“U.S.”) equities ended the first quarter in negative territory as the U.S. administration introduced broad shifts in global trade policy, including reciprocal tariffs that elevated economic uncertainty and pushed the S&P 500 briefly into correction territory. Markets remained highly sensitive to tariff announcements expected in April 2025. The Federal Open Market Committee (“FOMC”) held interest rates at 4.25%–4.50% in January and reaffirmed expectations for two rate cuts in 2025, though policymakers maintained a firmly data–dependent stance given persistent inflation and a still–resilient labor market.
U.S. equities rebounded in the second quarter and finished in positive territory as volatility eased following an early–April 2025 spike that drove the Chicago Board Options Exchange Volatility Index (“VIX”) to multi–year highs. Sentiment improved after the U.S. administration announced a 90–day pause on most proposed tariffs, temporarily alleviating trade pressures ahead of the July 2025 deadline. On April 9th, just after significant market volatility and rising economic concerns, President Trump and the White House suspended additional tariffs above a 10% base rate for most countries, with the pause set to expire in early July.
The FOMC kept rates unchanged at 4.25%–4.50% in both May and June, noting cautious progress toward the 2% inflation target. Strong corporate earnings and continued enthusiasm around artificial intelligence (“AI”) supported equity gains even as reciprocal tariffs on more than 60 countries, while additional trade deals were being agreed on, China tariffs were paused to allow for negotiations to continue. This added uncertainty to longer term economic forecasts.
U.S. equities continued to advance through the third quarter, supported by solid earnings momentum and receding market volatility. The FOMC maintained its data driven approach, holding rates steady in July 2025 and delivering the first rate cut of the year in September, lowering the target range to 4.00%–4.25%. The committee cited slowing job growth and a meaningful decline in hiring as key drivers of the “risk–management” cut, while tariff related inflation pressures remained a central consideration for future policy decisions. Despite mixed macroeconomic signals, investor sentiment remained broadly constructive.
Equity markets posted modest gains in the fourth quarter amid elevated volatility driven by concerns about an emerging AI bubble. Fears escalated throughout the quarter with investors worrying about lofty valuations and heavy capital expenditures, weighing on sentiment before stabilizing on signs of real revenue growth. The longest U.S. government shutdown in history, lasting 43 days, had a muted impact on markets, while renewed tariff negotiations with China in October 2025 added another layer of uncertainty. Labor conditions weakened as unemployment rose to 4.6% in November and inflation remained above the Federal Reserve’s 2% target, prompting the FOMC to cut rates by 25 bps in both October and December, ending the year with a 3.50%–3.75% target range and a continued commitment to data dependent policymaking heading into 2026.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2016 through December 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor P Shares	17.45%	14.01%	14.42%
Investor P Shares (with sales charge)	11.29	12.79	13.80
S&P 500® Index	17.88	14.42	14.82
Key Fund statistics
Net Assets	$53,488,256,039
Number of Portfolio Holdings	1
Net Investment Advisory Fees	$4,758,005
Portfolio Turnover Rate of the Master Portfolio	14%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
Performance shown prior to the Investor P Shares inception date of August 6, 2018 is that of Class K Shares (which have no distribution or service fees) and was restated to reflect Investor P Shares fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
Material Fund changes
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after December 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective November 20, 2025, the Fund revised its principal investment policies to reflect that the Fund intends to be diversified in approximately the same proportion as the S&P 500 Index (the "Underlying Index") is diversified. The Fund may become “non‑diversified,” as defined in the Investment Company Act of 1940, as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. Shareholder approval will not be sought if the Fund becomes “non‑diversified” due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index. Shareholder approval will not be sought if the Fund becomes “non‑diversified” due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares S&P 500 Index Fund
Investor P Shares | BSPPX
Annual Shareholder Report — December 31, 2025
BSPPX-12/25-AR

iShares S&P 500 Index Fund
Class G Shares | BSPGX
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about iShares S&P 500 Index Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. The Fund invests all of its assets in the S&P 500 Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.  You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class G Shares	$1(a)	0.01%(a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Class G Shares returned 17.85%.
  For the same period, the Fund’s benchmark, the S&P 500® Index returned 17.88%.
Domestic United States (“U.S.”) equities ended the first quarter in negative territory as the U.S. administration introduced broad shifts in global trade policy, including reciprocal tariffs that elevated economic uncertainty and pushed the S&P 500 briefly into correction territory. Markets remained highly sensitive to tariff announcements expected in April 2025. The Federal Open Market Committee (“FOMC”) held interest rates at 4.25%–4.50% in January and reaffirmed expectations for two rate cuts in 2025, though policymakers maintained a firmly data–dependent stance given persistent inflation and a still–resilient labor market.
U.S. equities rebounded in the second quarter and finished in positive territory as volatility eased following an early–April 2025 spike that drove the Chicago Board Options Exchange Volatility Index (“VIX”) to multi–year highs. Sentiment improved after the U.S. administration announced a 90–day pause on most proposed tariffs, temporarily alleviating trade pressures ahead of the July 2025 deadline. On April 9th, just after significant market volatility and rising economic concerns, President Trump and the White House suspended additional tariffs above a 10% base rate for most countries, with the pause set to expire in early July.
The FOMC kept rates unchanged at 4.25%–4.50% in both May and June, noting cautious progress toward the 2% inflation target. Strong corporate earnings and continued enthusiasm around artificial intelligence (“AI”) supported equity gains even as reciprocal tariffs on more than 60 countries, while additional trade deals were being agreed on, China tariffs were paused to allow for negotiations to continue. This added uncertainty to longer term economic forecasts.
U.S. equities continued to advance through the third quarter, supported by solid earnings momentum and receding market volatility. The FOMC maintained its data driven approach, holding rates steady in July 2025 and delivering the first rate cut of the year in September, lowering the target range to 4.00%–4.25%. The committee cited slowing job growth and a meaningful decline in hiring as key drivers of the “risk–management” cut, while tariff related inflation pressures remained a central consideration for future policy decisions. Despite mixed macroeconomic signals, investor sentiment remained broadly constructive.
Equity markets posted modest gains in the fourth quarter amid elevated volatility driven by concerns about an emerging AI bubble. Fears escalated throughout the quarter with investors worrying about lofty valuations and heavy capital expenditures, weighing on sentiment before stabilizing on signs of real revenue growth. The longest U.S. government shutdown in history, lasting 43 days, had a muted impact on markets, while renewed tariff negotiations with China in October 2025 added another layer of uncertainty. Labor conditions weakened as unemployment rose to 4.6% in November and inflation remained above the Federal Reserve’s 2% target, prompting the FOMC to cut rates by 25 bps in both October and December, ending the year with a 3.50%–3.75% target range and a continued commitment to data dependent policymaking heading into 2026.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2016 through December 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class G Shares	17.85%	14.40%	14.80%
S&P 500® Index	17.88	14.42	14.82
Key Fund statistics
Net Assets	$53,488,256,039
Number of Portfolio Holdings	1
Net Investment Advisory Fees	$4,758,005
Portfolio Turnover Rate of the Master Portfolio	14%
Performance shown prior to the Class G Shares inception date of July 1, 2019 is that of Class K Shares (which have no distribution or service fees).
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
Material Fund changes
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after December 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective November 20, 2025, the Fund revised its principal investment policies to reflect that the Fund intends to be diversified in approximately the same proportion as the S&P 500 Index (the "Underlying Index") is diversified. The Fund may become “non‑diversified,” as defined in the Investment Company Act of 1940, as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. Shareholder approval will not be sought if the Fund becomes “non‑diversified” due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index. Shareholder approval will not be sought if the Fund becomes “non‑diversified” due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares S&P 500 Index Fund
Class G Shares | BSPGX
Annual Shareholder Report — December 31, 2025
BSPGX-12/25-AR

iShares S&P 500 Index Fund
Class K Shares | WFSPX
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about iShares S&P 500 Index Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. The Fund invests all of its assets in the S&P 500 Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.  You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$3(a)	0.03%(a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Class K Shares returned 17.83%.
  For the same period, the Fund’s benchmark, the S&P 500® Index returned 17.88%.
Domestic United States (“U.S.”) equities ended the first quarter in negative territory as the U.S. administration introduced broad shifts in global trade policy, including reciprocal tariffs that elevated economic uncertainty and pushed the S&P 500 briefly into correction territory. Markets remained highly sensitive to tariff announcements expected in April 2025. The Federal Open Market Committee (“FOMC”) held interest rates at 4.25%–4.50% in January and reaffirmed expectations for two rate cuts in 2025, though policymakers maintained a firmly data–dependent stance given persistent inflation and a still–resilient labor market.
U.S. equities rebounded in the second quarter and finished in positive territory as volatility eased following an early–April 2025 spike that drove the Chicago Board Options Exchange Volatility Index (“VIX”) to multi–year highs. Sentiment improved after the U.S. administration announced a 90–day pause on most proposed tariffs, temporarily alleviating trade pressures ahead of the July 2025 deadline. On April 9th, just after significant market volatility and rising economic concerns, President Trump and the White House suspended additional tariffs above a 10% base rate for most countries, with the pause set to expire in early July.
The FOMC kept rates unchanged at 4.25%–4.50% in both May and June, noting cautious progress toward the 2% inflation target. Strong corporate earnings and continued enthusiasm around artificial intelligence (“AI”) supported equity gains even as reciprocal tariffs on more than 60 countries, while additional trade deals were being agreed on, China tariffs were paused to allow for negotiations to continue. This added uncertainty to longer term economic forecasts.
U.S. equities continued to advance through the third quarter, supported by solid earnings momentum and receding market volatility. The FOMC maintained its data driven approach, holding rates steady in July 2025 and delivering the first rate cut of the year in September, lowering the target range to 4.00%–4.25%. The committee cited slowing job growth and a meaningful decline in hiring as key drivers of the “risk–management” cut, while tariff related inflation pressures remained a central consideration for future policy decisions. Despite mixed macroeconomic signals, investor sentiment remained broadly constructive.
Equity markets posted modest gains in the fourth quarter amid elevated volatility driven by concerns about an emerging AI bubble. Fears escalated throughout the quarter with investors worrying about lofty valuations and heavy capital expenditures, weighing on sentiment before stabilizing on signs of real revenue growth. The longest U.S. government shutdown in history, lasting 43 days, had a muted impact on markets, while renewed tariff negotiations with China in October 2025 added another layer of uncertainty. Labor conditions weakened as unemployment rose to 4.6% in November and inflation remained above the Federal Reserve’s 2% target, prompting the FOMC to cut rates by 25 bps in both October and December, ending the year with a 3.50%–3.75% target range and a continued commitment to data dependent policymaking heading into 2026.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2016 through December 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	17.83%	14.38%	14.79%
S&P 500® Index	17.88	14.42	14.82
Key Fund statistics
Net Assets	$53,488,256,039
Number of Portfolio Holdings	1
Net Investment Advisory Fees	$4,758,005
Portfolio Turnover Rate of the Master Portfolio	14%
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
Material Fund changes
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after December 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective November 20, 2025, the Fund revised its principal investment policies to reflect that the Fund intends to be diversified in approximately the same proportion as the S&P 500 Index (the "Underlying Index") is diversified. The Fund may become “non‑diversified,” as defined in the Investment Company Act of 1940, as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. Shareholder approval will not be sought if the Fund becomes “non‑diversified” due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index. Shareholder approval will not be sought if the Fund becomes “non‑diversified” due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares S&P 500 Index Fund
Class K Shares | WFSPX
Annual Shareholder Report — December 31, 2025
WFSPX-12/25-AR

S&P 500 Index Master Portfolio
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about S&P 500 Index Master Portfolio (the “Master Portfolio”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Master Portfolio, which is included within the iShares S&P 500 Index Fund’s additional information at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Master Portfolio costs for the last year ?
(based on a hypothetical $10,000 investment)
Master Portfolio name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
S&P 500 Index Master Portfolio	$1	0.01%
Key Master Portfolio statistics
Net Assets	$53,986,282,823
Number of Portfolio Holdings	507
Net Investment Advisory Fees	$4,812,734
Portfolio Turnover Rate	14%
What did the Master Portfolio invest in?
(as of December 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	34.0%
Financials	13.3%
Communication Services	10.5%
Consumer Discretionary	10.3%
Health Care	9.5%
Industrials	8.1%
Consumer Staples	4.7%
Energy	2.8%
Utilities	2.2%
Materials	1.8%
Other*	2.5%
Short-Term Securities	0.8%
Liabilities in Excess of Other Assets	(0.5)
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	7.7%
Apple, Inc.	6.8%
Microsoft Corp.	6.1%
Amazon.com, Inc.	3.8%
Alphabet, Inc., Class A	3.1%
Broadcom, Inc.	2.8%
Alphabet, Inc., Class C	2.5%
Meta Platforms, Inc., Class A	2.4%
Tesla, Inc.	2.1%
Berkshire Hathaway, Inc., Class B	1.5%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Master Portfolio for compliance purposes.
(b)	Excludes short-term securities.
*	Ten largest sectors are presented. Additional sectors are found in Other.
Material Master Portfolio changes
This is a summary of certain changes to the Master Portfolio since December 31, 2024.
Effective November 20, 2025, the Master Portfolio revised its principal investment policies to reflect that the Master Portfolio intends to be diversified in approximately the same proportion as the S&P 500 Index (the "Underlying Index") is diversified. The Master Portfolio may become “non‑diversified,” as defined in the Investment Company Act of 1940, as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. Shareholder approval will not be sought if the Master Portfolio becomes “non‑diversified” due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index. Shareholder approval will not be sought if the Master Portfolio becomes “non‑diversified” due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index.
Additional information
If you wish to view additional information about the Master Portfolio, including but not limited to financial statements and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
S&P 500 Index Master Portfolio
Annual Shareholder Report — December 31, 2025
12/25-AR

iShares U.S. Aggregate Bond Index Fund
Institutional Shares | BMOIX
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about iShares U.S. Aggregate Bond Index Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. The Fund invests all of its assets in the U.S. Total Bond Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.  You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$10(a)	0.10%(a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Institutional Shares returned 6.98%.
  For the same period, the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index returned 7.30%.
What contributed to performance?
The U.S. investment-grade bond market produced a healthy total return in 2025, with modest price gains augmenting the contribution from yield. Inflation, while remaining above the U.S. Federal Reserve’s (Fed’s) target, nonetheless held near 3% for most of the year. The more benign inflation backdrop allowed the Fed to enact three quarter-point interest rate cuts and end its restrictive quantitative tightening policy. U.S. Treasuries produced gains in this environment, with the best returns occurring for the intermediate portion of the yield curve. Agency mortgage-backed securities also delivered positive returns, and corporate bonds outpaced government debt at a time of positive economic growth and hearty investor risk appetites.
What detracted from performance?
Reflecting the generally positive environment for the fixed-income market, no major segment of the index finished with a loss.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2016 through December 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	6.98%	(0.46)%	1.90%
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
Key Fund statistics
Net Assets	$3,758,976,185
Number of Portfolio Holdings	1
Net Investment Advisory Fees	$1,219,059
Portfolio Turnover Rate of the Master Portfolio	93%
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares U.S. Aggregate Bond Index Fund
Institutional Shares | BMOIX
Annual Shareholder Report — December 31, 2025
BMOIX-12/25-AR

iShares U.S. Aggregate Bond Index Fund
Investor A Shares | BMOAX
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about iShares U.S. Aggregate Bond Index Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. The Fund invests all of its assets in the U.S. Total Bond Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.  You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$36(a)	0.35%(a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Investor A Shares returned 6.71%.
  For the same period, the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index returned 7.30%.
What contributed to performance?
The U.S. investment-grade bond market produced a healthy total return in 2025, with modest price gains augmenting the contribution from yield. Inflation, while remaining above the U.S. Federal Reserve’s (Fed’s) target, nonetheless held near 3% for most of the year. The more benign inflation backdrop allowed the Fed to enact three quarter-point interest rate cuts and end its restrictive quantitative tightening policy. U.S. Treasuries produced gains in this environment, with the best returns occurring for the intermediate portion of the yield curve. Agency mortgage-backed securities also delivered positive returns, and corporate bonds outpaced government debt at a time of positive economic growth and hearty investor risk appetites.
What detracted from performance?
Reflecting the generally positive environment for the fixed-income market, no major segment of the index finished with a loss.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2016 through December 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	6.71%	(0.71)%	1.65%
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
Key Fund statistics
Net Assets	$3,758,976,185
Number of Portfolio Holdings	1
Net Investment Advisory Fees	$1,219,059
Portfolio Turnover Rate of the Master Portfolio	93%
Average annual total returns reflect reductions for service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares U.S. Aggregate Bond Index Fund
Investor A Shares | BMOAX
Annual Shareholder Report — December 31, 2025
BMOAX-12/25-AR

iShares U.S. Aggregate Bond Index Fund
Investor P Shares | BMOPX
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about iShares U.S. Aggregate Bond Index Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. The Fund invests all of its assets in the U.S. Total Bond Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.  You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor P Shares	$36(a)	0.35%(a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Investor P Shares returned 6.83%.
  For the same period, the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index returned 7.30%.
What contributed to performance?
The U.S. investment-grade bond market produced a healthy total return in 2025, with modest price gains augmenting the contribution from yield. Inflation, while remaining above the U.S. Federal Reserve’s (Fed’s) target, nonetheless held near 3% for most of the year. The more benign inflation backdrop allowed the Fed to enact three quarter-point interest rate cuts and end its restrictive quantitative tightening policy. U.S. Treasuries produced gains in this environment, with the best returns occurring for the intermediate portion of the yield curve. Agency mortgage-backed securities also delivered positive returns, and corporate bonds outpaced government debt at a time of positive economic growth and hearty investor risk appetites.
What detracted from performance?
Reflecting the generally positive environment for the fixed-income market, no major segment of the index finished with a loss.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2016 through December 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor P Shares	6.83%	(0.71)%	1.65%
Investor P Shares (with sales charge)	2.55	(1.52)	1.23
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
Key Fund statistics
Net Assets	$3,758,976,185
Number of Portfolio Holdings	1
Net Investment Advisory Fees	$1,219,059
Portfolio Turnover Rate of the Master Portfolio	93%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
Performance shown prior to the Investor P Shares inception date of August 6, 2018 is that of Class K Shares (which have no distribution or service fees) and was restated to reflect Investor P Shares fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares U.S. Aggregate Bond Index Fund
Investor P Shares | BMOPX
Annual Shareholder Report — December 31, 2025
BMOPX-12/25-AR

iShares U.S. Aggregate Bond Index Fund
Class K Shares | WFBIX
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about iShares U.S. Aggregate Bond Index Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. The Fund invests all of its assets in the U.S. Total Bond Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.  You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$5(a)	0.05%(a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Class K Shares returned 7.15%.
  For the same period, the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index returned 7.30%.
What contributed to performance?
The U.S. investment-grade bond market produced a healthy total return in 2025, with modest price gains augmenting the contribution from yield. Inflation, while remaining above the U.S. Federal Reserve’s (Fed’s) target, nonetheless held near 3% for most of the year. The more benign inflation backdrop allowed the Fed to enact three quarter-point interest rate cuts and end its restrictive quantitative tightening policy. U.S. Treasuries produced gains in this environment, with the best returns occurring for the intermediate portion of the yield curve. Agency mortgage-backed securities also delivered positive returns, and corporate bonds outpaced government debt at a time of positive economic growth and hearty investor risk appetites.
What detracted from performance?
Reflecting the generally positive environment for the fixed-income market, no major segment of the index finished with a loss.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2016 through December 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	7.15%	(0.41)%	1.96%
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
Key Fund statistics
Net Assets	$3,758,976,185
Number of Portfolio Holdings	1
Net Investment Advisory Fees	$1,219,059
Portfolio Turnover Rate of the Master Portfolio	93%
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares U.S. Aggregate Bond Index Fund
Class K Shares | WFBIX
Annual Shareholder Report — December 31, 2025
WFBIX-12/25-AR

U.S. Total Bond Index Master Portfolio
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about U.S. Total Bond Index Master Portfolio (the “Master Portfolio”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Master Portfolio, which is included within the iShares U.S. Aggregate Bond Index Fund’s additional information at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Master Portfolio costs for the last year ?
(based on a hypothetical $10,000 investment)
Master Portfolio name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Total Bond Index Master Portfolio	$4	0.04%
Key Master Portfolio statistics
Net Assets	$3,761,275,450
Number of Portfolio Holdings	9,594
Net Investment Advisory Fees	$1,219,059
Portfolio Turnover Rate	93%
What did the Master Portfolio invest in?
(as of December 31, 2025)
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Treasury Obligations	45.5%
U.S. Government Sponsored Agency Securities	26.1%
Corporate Bonds	24.4%
Foreign Agency Obligations	2.5%
Non-Agency Mortgage-Backed Securities	0.6%
Municipal Bonds	0.4%
Asset-Backed Securities	0.4%
Capital Trusts	0.1%
Credit quality allocation
Credit Rating(b)	Percent of Total Investments(a)
AAA/Aaa(c)	74.5%
AA/Aa	3.2%
A	11.5%
BBB/Baa	10.7%
N/R	0.1%
(a)	Excludes short-term securities, short investments and options, if any.
(b)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(c)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Additional information
If you wish to view additional information about the Master Portfolio, including but not limited to financial statements and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
U.S. Total Bond Index Master Portfolio
Annual Shareholder Report — December 31, 2025
12/25-AR

International Tilts Master Portfolio
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about International Tilts Master Portfolio (the “Master Portfolio”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Master Portfolio at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Master Portfolio costs for the last year ?
(based on a hypothetical $10,000 investment)
Master Portfolio name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Tilts Master Portfolio	$46	0.40%
Key Master Portfolio statistics
Net Assets	$810,685,547
Number of Portfolio Holdings	360
Net Investment Advisory Fees	$2,501,173
Portfolio Turnover Rate	137%
What did the Master Portfolio invest in?
(as of December 31, 2025)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
Japan	23.3%
United Kingdom	14.2%
France	11.7%
Germany	9.5%
Australia	7.4%
Switzerland	7.3%
United States	5.8%
Netherlands	4.5%
Spain	3.7%
Italy	2.9%
Other#	10.4%
Liabilities in Excess of Other Assets	(0.7)%
Ten largest holdings
Security(a)	Percent of Net Assets
ASML Holding NV	2.9%
SAP SE	2.2%
ABB Ltd., Class N	1.6%
AstraZeneca PLC	1.6%
Safran SA	1.6%
Deutsche Telekom AG, Class N	1.6%
Barclays PLC	1.5%
Sony Group Corp.	1.5%
AIA Group Ltd.	1.5%
Hitachi Ltd.	1.5%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Master Portfolio, including but not limited to financial statements and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
International Tilts Master Portfolio
Annual Shareholder Report — December 31, 2025
12/25-AR

(b) Not Applicable

Item 2 –

Code of Ethics – The registrants (or the “Funds”) have adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrants’ principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrants undertake to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.

Item 3 –

Audit Committee Financial Expert – The registrants’ board of trustees (the “board of trustees”), have determined that (i) the registrants have the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Neil A. Cotty

Henry R. Keizer

Kenneth L. Urish

Claire A. Walton

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Cash Funds: Institutional	$11,514	$11,514	$0	$0	$5,250	$5,000	$0	$0
BlackRock Cash Funds: Treasury	$11,514	$11,514	$0	$0	$5,250	$5,000	$0	$0
iShares MSCI Total International Index Fund	$11,514	$11,514	$0	$0	$11,288	$10,750	$0	$0
iShares Russell 1000 Large-Cap Index Fund	$11,514	$11,514	$0	$0	$11,288	$10,750	$0	$0
iShares S&P 500 Index Fund	$11,514	$11,514	$0	$0	$11,288	$10,750	$0	$0
iShares U.S. Aggregate Bond Index Fund	$11,514	$11,514	$0	$0	$11,288	$10,750	$0	$0
Diversified Equity Master Portfolio	$23,129	$23,129	$0	$0	$28,875	$27,500	$0	$0

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
International Tilts Master Portfolio	$23,129	$23,129	$0	$0	$28,875	$27,500	$0	$0
Large Cap Index Master Portfolio	$23,129	$23,129	$0	$0	$28,875	$27,500	$0	$0
Money Market Master Portfolio	$13,029	$13,029	$0	$0	$0	$0	$0	$0
S&P 500 Index Master Portfolio	$23,129	$23,129	$0	$0	$28,875	$27,500	$0	$0
Total International ex U.S. Index Master Portfolio	$23,129	$23,129	$0	$0	$28,875	$27,500	$0	$0
Treasury Money Market Master Portfolio	$13,029	$13,029	$0	$0	$8,400	$8,000	$0	$0
U.S. Total Bond Index Master Portfolio	$25,351	$25,351	$0	$0	$0	$0	$0	$0

The following table presents fees billed by PwC that were required to be approved by the registrants’ audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Funds and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$0	$0

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.

2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.

3 Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by PwC with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrants on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrants and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrants. Certain of these non-audit services that the Committee believes are (a) consistent with the Securities and Exchange Commission’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrants which have a direct impact on the operations or financial reporting of the registrants will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrants or $50,000 per project.

2

For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrants, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Cash Funds: Institutional	$5,250	$5,000
BlackRock Cash Funds: Treasury	$5,250	$5,000
iShares MSCI Total International Index Fund	$11,288	$10,750
iShares Russell 1000 Large-Cap Index Fund	$11,288	$10,750
iShares S&P 500 Index Fund	$11,288	$10,750
iShares U.S. Aggregate Bond Index Fund	$11,288	$10,750
Diversified Equity Master Portfolio	$28,875	$27,500
International Tilts Master Portfolio	$28,875	$27,500
Large Cap Index Master Portfolio	$28,875	$27,500
Money Market Master Portfolio	$0	$0
S&P 500 Index Master Portfolio	$28,875	$27,500
Total International ex U.S. Index Master Portfolio	$28,875	$27,500
Treasury Money Market Master Portfolio	$8,400	$8,000
U.S. Total Bond Index Master Portfolio	$0	$0

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not Applicable

(j) Not Applicable

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

3

Item 6 –	Investments

(a) The registrants’ Schedule of Investments are included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrants’ Financial Statements are attached herewith.

(b) The registrants’ Financial Highlights are attached herewith.

4

December 31, 2025
2025 Annual Financial Statements and Additional Information

BlackRock Funds III
• BlackRock Diversified Equity Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

2

Derivative Financial Instruments
Diversified Equity Master Portfolio (the "Master Portfolio") may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Master Portfolio must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Master Portfolio’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Master Portfolio can realize on an investment and/or may result in lower distributions paid to shareholders. The Master Portfolio’s investments in these instruments, if any, are discussed in detail in the Master Portfolio Notes to Financial Statements.
BlackRock Diversified Equity Fund
3

Statement of Assets and Liabilities
December 31, 2025

BlackRock Diversified Equity Fund
ASSETS
Investments, at value — Master Portfolio	$ 1,201,981,076
Receivables:
Withdrawals from the Master Portfolio	15,327,191
Prepaid expenses	991
Total assets	1,217,309,258
LIABILITIES
Payables:
Administration fees	258,141
Capital shares redeemed	15,327,191
Professional fees	11,508
Total liabilities	15,596,840
Commitments and contingent liabilities
NET ASSETS	$ 1,201,712,418
NET ASSETS CONSIST OF
Paid-in capital	$ 934,778,182
Accumulated earnings	266,934,236
NET ASSETS	$ 1,201,712,418
NET ASSET VALUE
Institutional
Net assets	$ 1,201,712,418
Shares outstanding	87,180,210
Net asset value	$ 13.78
Shares authorized	Unlimited
Par value	No par value
See fund notes to financial statements.
4
2025 BlackRock Annual Financial Statements and Additional Information

Statement of Operations
Year Ended December 31, 2025

BlackRock Diversified Equity Fund
INVESTMENT INCOME
Net investment income allocated from the Master Portfolio:
Dividends — unaffiliated	$16,931,467
Dividends — affiliated	4,695,512
Interest — unaffiliated	288,753
Securities lending income — affiliated — net	237,472
Foreign taxes withheld	(1,231,355)
Expenses	(3,855,428)
Fees waived	2,275,772
Total investment income	19,342,193
FUND EXPENSES
Administration	2,788,579
Professional	11,505
Miscellaneous	3,977
Total expenses	2,804,061
Less fees waived and/or reimbursed by the Administrator	(11,505)
Total expenses after fees waived and/or reimbursed	2,792,556
Net investment income	16,549,637
REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATED FROM THE MASTER PORTFOLIO
Net realized gain (loss) from:
Investments — unaffiliated(a)	41,418,121
Investments — affiliated	565
Forward foreign currency exchange contracts	331,127
Foreign currency transactions	(153,102)
Futures contracts	(4,417,570)
Swaps	7,280,930
44,460,071
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated(b)	137,625,622
Investments — affiliated	(894)
Forward foreign currency exchange contracts	223,018
Foreign currency translations	8,459
Futures contracts	1,717,661
Swaps	(18,336,943)
121,236,923
Net realized and unrealized gain	165,696,994
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$182,246,631
(a) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$(47,984)
(b) Net of increase in deferred foreign capital gain tax of	$(497,628)
See fund notes to financial statements.
Fund Statement of Operations
5

Statements of Changes in Net Assets

	BlackRock Diversified Equity Fund
	Year Ended 12/31/25	Year Ended 12/31/24

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$16,549,637	$13,152,205
Net realized gain	44,460,071	78,418,724
Net change in unrealized appreciation (depreciation)	121,236,923	90,247,790
Net increase in net assets resulting from operations	182,246,631	181,818,719
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(77,097,741)	(80,183,520)
Decrease in net assets resulting from distributions to shareholders	(77,097,741)	(80,183,520)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	19,130,734	431,445,633
NET ASSETS
Total increase in net assets	124,279,624	533,080,832
Beginning of period	1,077,432,794	544,351,962
End of period	$1,201,712,418	$1,077,432,794

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See fund notes to financial statements.
6
2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	BlackRock Diversified Equity Fund
	Institutional
	Year Ended 12/31/25	Year Ended 12/31/24	Period from 09/19/23(a) to 12/31/23

Net asset value, beginning of period	$12.56	$10.80	$10.00
Net investment income(b)	0.20	0.19	0.05
Net realized and unrealized gain	1.94	2.57	0.78
Net increase from investment operations	2.14	2.76	0.83
Distributions(c)
From net investment income	(0.31)	(0.54)	(0.03)
From net realized gain	(0.61)	(0.46)	—
Total distributions	(0.92)	(1.00)	(0.03)
Net asset value, end of period	$13.78	$12.56	$10.80
Total Return(d)
Based on net asset value	17.29%	25.37%	8.34%(e)
Ratios to Average Net Assets(f)(g)
Total expenses	0.39%	0.39%	0.40%(h)
Total expenses after fees waived and/or reimbursed	0.39%	0.39%	0.40%(h)
Net investment income	1.48%	1.55%	1.69%(h)
Supplemental Data
Net assets, end of period (000)	$1,201,712	$1,077,433	$544,352
Portfolio turnover rate of the Master Portfolio	123%	113%	125%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
See fund notes to financial statements.
Fund Financial Highlights
7

Notes to Financial Statements

1.
ORGANIZATION
BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Trust is organized as a Delaware statutory trust.  BlackRock Diversified Equity Fund (the “Fund”) is a series of the Trust.  The Fund is classified as a diversified fund under the 1940 Act.
The Fund seeks to achieve its investment objective by investing all of its assets in Diversified Equity Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”) and an affiliate of the Trust, which has the same investment objective and strategies as the Fund. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s proportionate interest in the net assets of the Master Portfolio. The performance of the Fund is directly affected by the performance of the Master Portfolio. At December 31, 2025, the percentage of the Master Portfolio owned by the Fund was 38.7%. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
The Fund offers Institutional Shares. Institutional Shares are sold without a sales charge and only to certain eligible investors.
The Board of Trustees of the Trust and Board of Trustees of MIP are referred to throughout this report as the “Board” and the members are referred to as “Trustees.”
The Fund, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, contributions to and withdrawals from the Master Portfolio are accounted for on a trade date basis.  The Fund records its proportionate share of the Master Portfolio’s income, expenses and realized and unrealized gains and losses on a daily basis.  Realized and unrealized gains and losses are adjusted utilizing partnership tax allocation rules.  In addition, the Fund accrues its own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Distributions:  Distributions paid by the Fund are recorded on the ex-dividend dates.  The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other:  Expenses directly related to the Fund are charged to the Fund. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
Recent Accounting Standard: The Fund adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The Funds’ adoption of the new standard did not have a material impact on financial statement disclosures and did not affect the Fund’s financial position or results of operations.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s policy is to value its financial instruments at fair value. The Fund records its investment in the Master Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolio is discussed in Note 3 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.
4.
ADMINISTRATION AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL”), to provide general administrative services (other than investment advice and related portfolio activities). BAL has agreed to bear all of the Fund’s ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Fund. BAL may delegate certain of its administration duties to sub-administrators. BAL is entitled to receive for these administrative services an annual fee of 0.25% based on the average daily net assets of the Fund.
8
2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Fund and, accordingly, have a favorable impact on its performance.
Expense Waivers and Reimbursements: The fees and expenses of the Trust’s trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Trust’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Fund. BAL has contractually agreed to reimburse the Fund or provide an offsetting credit against the administration fees paid by the Fund in an amount equal to these independent expenses through June 30, 2026. The amount waived is included in fees waived and/or reimbursed by the Administrator in the Statement of Operations. For the year ended December 31, 2025, the amount waived was $11,505.
Interfund Lending: Prior to March 3, 2025, in accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund could participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.
During the period ended March 3, 2025, the Fund did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
5.
INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s net asset value (“NAV”).
The tax character of distributions paid was as follows:
Fund Name	Year Ended 12/31/25	Year Ended 12/31/24
BlackRock Diversified Equity Fund
Ordinary income	$ 53,061,034	$ 74,189,812
Long-term capital gains	24,036,707	5,993,708
	$ 77,097,741	$ 80,183,520
As of December 31, 2025, the tax components of accumulated earnings (loss) were as follows:
Fund Name	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)(a)	Qualified Late-Year Ordinary Losses(b)	Total
BlackRock Diversified Equity Fund	$ 2,956,799	$ 2,328,860	$ 265,693,109	$ (4,044,532)	$ 266,934,236

(a)	The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the timing and recognition of partnership income.
(b)	The Fund has elected to defer these qualified late-year losses and recognize such losses in the next taxable year.
6.
 CAPITAL SHARE TRANSACTIONS
Transactions in capital shares were as follows:
	Year Ended 12/31/25		Year Ended 12/31/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
BlackRock Diversified Equity Fund
Institutional
Shares sold	2,961,326	$ 40,782,322	34,641,388	$ 416,869,947
Shares issued in reinvestment of distributions	5,710,690	77,097,741	6,208,192	80,183,520
Shares redeemed	(7,279,013)	(98,749,329)	(5,448,898)	(65,607,834)
	1,393,003	$ 19,130,734	35,400,682	$ 431,445,633
Fund Notes to Financial Statements
9

Notes to Financial Statements  (continued)

7.
SUBSEQUENT EVENTS
Management’s evaluation of the impact of all subsequent events on the Fund’s  financial statements was completed through the date the financial statements were issued and the following item was noted:
On February 19, 2026, the Board approved a change in the name of the Fund to BlackRock Diversified Equity Alpha Fund and certain changes to the Fund’s investment strategies. These changes are expected to become effective on or about April 28, 2026.
10
2025 BlackRock Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of BlackRock Funds III and Shareholders of BlackRock Diversified Equity Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of BlackRock Diversified Equity Fund (one of the series constituting BlackRock Funds III, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the two years in the period ended December 31, 2025 and for the period September 19, 2023 (commencement of operations) through December 31, 2023 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the two years in the period ended December 31, 2025 and for the period September 19, 2023 (commencement of operations) through December 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of the security owned as of December 31, 2025 by correspondence with the accounting agent. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 24, 2026
We have served as the auditor of one or more BlackRock investment companies since 2000.
Fund Report of Independent Registered Public Accounting Firm
11

Important Tax Information (unaudited)

The following amount, or maximum amount allowable by law, is hereby designated as qualified dividend income for individuals for the fiscal year ended December 31, 2025:
Fund Name	Qualified Dividend Income
BlackRock Diversified Equity Fund	$ 10,837,430
The following amount, or maximum amount allowable by law, is hereby designated as qualified business income for individuals for the fiscal year ended December 31, 2025:
Fund Name	Qualified Business Income
BlackRock Diversified Equity Fund	$ 103,170
The Fund hereby designates the following amount, or maximum amount allowable by law, as capital gain dividends, subject to a long-term capital gains tax rate as noted below, for the fiscal year ended December 31, 2025:
Fund Name	20% Rate Long-Term Capital Gain Dividends
BlackRock Diversified Equity Fund	$ 24,036,707
The Fund hereby designates the following amount, or maximum amount allowable by law, of distributions from direct federal obligation interest for the fiscal year ended December 31, 2025:
Fund Name	Federal Obligation Interest
BlackRock Diversified Equity Fund	$ 525,907
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The following percentage, or maximum percentage allowable by law, of ordinary income distributions paid during the fiscal year ended December 31, 2025 qualified for the dividends-received deduction for corporate shareholders:
Fund Name	Dividends-Received Deduction
BlackRock Diversified Equity Fund	9.39%
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended December 31, 2025:
Fund Name	Interest Dividends
BlackRock Diversified Equity Fund	$ 1,113,384
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest-related dividends and qualified short-term capital gains eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended December 31, 2025:
Fund Name	Interest- Related Dividends	Qualified Short-Term Capital Gains
BlackRock Diversified Equity Fund	$ 1,115,392	$ 27,558,029
12
2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments
December 31, 2025
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.7%
AAR Corp.(a)	3,167	$ 262,195
AeroVironment, Inc.(a)	9,107	2,202,892
AerSale Corp.(a)	15,174	107,887
Airbus SE	2,530	587,526
Archer Aviation, Inc., Class A(a)	171,044	1,286,251
Astronics Corp.(a)	3,729	202,261
Axon Enterprise, Inc.(a)	709	402,662
BAE Systems PLC	50,404	1,160,051
Beta Technologies, Inc., Class A, Class A(a)(b)	32,025	903,425
Bharat Electronics Ltd.	163,193	726,405
Boeing Co.(a)	9,474	2,056,995
BWX Technologies, Inc.	591	102,149
Carpenter Technology Corp.	2,409	758,450
Ducommun, Inc.(a)(b)	11,549	1,098,656
General Dynamics Corp.(b)	12,396	4,173,237
General Electric Co.	24,173	7,446,009
Hanwha Aerospace Co. Ltd.	1,444	943,004
HEICO Corp.	272	88,017
HEICO Corp., Class A	7,201	1,817,748
Hindustan Aeronautics Ltd.	13,717	670,469
Howmet Aerospace, Inc.	6,723	1,378,350
Huntington Ingalls Industries, Inc.	656	223,086
Intuitive Machines, Inc., Class A(a)(b)	24,613	399,469
Kratos Defense & Security Solutions, Inc.(a)	49,097	3,726,953
L3Harris Technologies, Inc.	310	91,007
Leonardo DRS, Inc.	15,338	522,872
Leonardo SpA	4,551	260,320
Lockheed Martin Corp.	4,084	1,975,308
Mercury Systems, Inc.(a)	13,545	988,921
Moog, Inc., Class A	8,304	2,022,439
Northrop Grumman Corp.	1,260	718,465
Red Cat Holdings, Inc.(a)(b)	16,468	130,591
Rheinmetall AG	731	1,333,632
Rolls-Royce Holdings PLC	235,586	3,643,506
RTX Corp.	34,510	6,329,134
Saab AB, Class B	14,800	858,699
Safran SA	2,109	734,600
Singapore Technologies Engineering Ltd.	38,400	250,909
Thales SA	1,041	280,826
V2X, Inc.(a)(b)	7,346	400,724
VSE Corp.(b)	2,570	444,019
Woodward, Inc.	297	89,789
		53,799,908
Air Freight & Logistics — 0.1%
Deutsche Post AG, Class N	2,714	147,983
Forward Air Corp.(a)	7,586	189,650
Hub Group, Inc., Class A	20,961	893,148
Radiant Logistics, Inc.(a)	14,656	92,772
United Parcel Service, Inc., Class B	1,858	184,295
ZTO Express Cayman, Inc.	26,400	550,654
		2,058,502
Automobile Components — 0.6%
Adient PLC(a)	37,255	714,178
American Axle & Manufacturing Holdings, Inc.(a)	124,727	799,500
Apollo Tyres Ltd.	109,224	607,783
Aptiv PLC(a)	14,659	1,115,403
BorgWarner, Inc.	102,515	4,619,326
Bosch Ltd., Class A	162	64,983
Cie Generale des Etablissements Michelin SCA	1,986	65,828
Security	Shares	Value
Automobile Components (continued)
Continental AG	7,185	$ 570,223
Cooper-Standard Holdings, Inc.(a)	7,259	238,313
Dana, Inc.	35,874	852,366
Dorman Products, Inc.(a)	733	90,298
Fox Factory Holding Corp.(a)	21,191	362,578
Fuyao Glass Industry Group Co. Ltd., Class A	116,900	1,085,679
Fuyao Glass Industry Group Co. Ltd., Class H(c)	30,000	259,311
Garrett Motion, Inc.	52,298	911,554
Gentherm, Inc.(a)	7,035	255,863
Goodyear Tire & Rubber Co.(a)	65,606	574,709
HL Mando Co. Ltd.	23,010	938,042
Huayu Automotive Systems Co. Ltd., Class A	70,000	200,671
Hyundai Mobis Co. Ltd.	5,538	1,437,007
LCI Industries(b)	1,235	149,855
Mobileye Global, Inc., Class A(a)	29,584	308,857
Ningbo Joyson Electronic Corp.(a)	86,000	212,163
Patrick Industries, Inc.(b)	4,660	505,284
QuantumScape Corp., Class A(a)	16,103	167,793
Samvardhana Motherson International Ltd.	77,166	103,085
Solid Power, Inc., Class A(a)(b)	29,287	124,470
Standard Motor Products, Inc.	18,832	693,959
Stoneridge, Inc.(a)	27,046	156,596
Valeo SE	4,926	66,851
Visteon Corp.(b)	7,702	732,460
		18,984,988
Automobiles — 1.4%
Ather Energy Ltd.(a)	5,804	48,738
Bajaj Auto Ltd.	2,018	209,906
BYD Co. Ltd., Class H	202,600	2,475,925
Eicher Motors Ltd.	4,233	344,577
Geely Automobile Holdings Ltd.	599,000	1,385,413
General Motors Co.	8,337	677,965
Great Wall Motor Co. Ltd., Class H	235,500	462,969
Hero MotoCorp Ltd.	12,904	829,175
Hyundai Motor Co.	7,199	1,486,651
Kia Corp.	8,572	726,678
Li Auto, Inc., Class A(a)	70,700	596,719
Mahindra & Mahindra Ltd.	58,958	2,434,909
Maruti Suzuki India Ltd.	7,073	1,315,436
Mercedes-Benz Group AG, Class N	18,757	1,300,274
NIO, Inc., Class A(a)	48,050	246,976
Renault SA	1,810	74,920
Stellantis NV	13,453	147,320
Tata Motors Ltd.	125,401	513,199
Tesla, Inc.(a)	48,858	21,972,420
Toyota Motor Corp.	96,800	2,078,983
TVS Motor Co. Ltd.	19,628	813,350
Winnebago Industries, Inc.(b)	28,780	1,166,166
XPeng, Inc., Class A(a)	75,000	762,590
		42,071,259
Banks — 8.5%
1st Source Corp.	18,073	1,129,382
Abu Dhabi Commercial Bank PJSC	215,278	838,194
Agricultural Bank of China Ltd., Class H	2,289,000	1,702,841
Al Rajhi Bank	168,952	4,388,548
Amalgamated Financial Corp.(b)	33,560	1,074,927
Amerant Bancorp, Inc., Class A	11,699	228,247
Ameris Bancorp(b)	19,425	1,442,695
ANZ Group Holdings Ltd.	17,972	434,520
Associated Banc-Corp.	39,167	1,008,942
Axis Bank Ltd.	149,121	2,108,644
Master Portfolio Schedule of Investments
13

Schedule of Investments (continued)
December 31, 2025
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Banks (continued)
Axos Financial, Inc.(a)	14,045	$ 1,210,117
Banca Monte dei Paschi di Siena SpA	87,929	936,197
Banco Bilbao Vizcaya Argentaria SA	55,469	1,301,147
Banco BPM SpA	7,666	116,408
Banco de Sabadell SA	52,461	206,741
Banco Santander SA	75,266	885,918
Bancorp, Inc.(a)(b)	3,220	217,414
Bank Central Asia Tbk PT	6,616,400	3,195,037
Bank Hapoalim BM	14,257	322,451
Bank Leumi Le-Israel BM	15,397	339,314
Bank Mandiri Persero Tbk. PT	3,254,200	992,314
Bank of America Corp.	196,114	10,786,270
Bank of China Ltd., Class H	5,440,000	3,118,900
Bank of Hawaii Corp.(b)	10,480	716,518
Bank of Ireland Group PLC	2,140	40,928
Bank of Jiangsu Co. Ltd., Class A	265,900	396,422
Bank of Marin Bancorp	17,900	465,579
Bank of Ningbo Co. Ltd., Class A	298,500	1,201,993
Bank Polska Kasa Opieki SA	9,210	522,406
Bank Rakyat Indonesia Persero Tbk PT	6,662,300	1,459,088
Bank7 Corp.	6,818	279,402
BankFinancial Corp.(b)	19,588	235,056
BankUnited, Inc.	18,672	832,211
Bankwell Financial Group, Inc.	5,171	236,935
Banque Saudi Fransi	55,025	246,790
Bar Harbor Bankshares	3,147	97,714
Barclays PLC	51,027	326,630
BAWAG Group AG(c)	1,113	167,633
BCB Bancorp, Inc.	14,023	113,166
BDO Unibank, Inc.	47,270	107,959
BNK Financial Group, Inc.	18,194	200,199
BNP Paribas SA	30,473	2,882,958
BOC Hong Kong Holdings Ltd.	16,500	83,737
BOK Financial Corp.(b)	2,409	285,370
BPER Banca SpA	15,240	205,930
Bridgewater Bancshares, Inc.(a)	6,146	107,739
Business First Bancshares, Inc.	4,729	123,616
Byline Bancorp, Inc.	37,908	1,105,018
CaixaBank SA	11,014	134,659
Camden National Corp.	14,197	615,866
Capital City Bank Group, Inc.(b)	21,053	896,226
Capitec Bank Holdings Ltd.	11,279	2,831,264
Capitol Federal Financial, Inc.	48,074	327,384
Central Pacific Financial Corp.	10,751	335,001
Chemung Financial Corp.	4,092	228,334
China Construction Bank Corp., Class H	5,711,000	5,652,805
China Merchants Bank Co. Ltd., Class A	418,646	2,527,756
China Merchants Bank Co. Ltd., Class H	80,000	544,232
ChoiceOne Financial Services, Inc.(b)	2,883	85,106
Citigroup, Inc.	62,292	7,268,853
City Holding Co.(b)	1,225	146,020
City Union Bank Ltd.	9,739	31,523
Civista Bancshares, Inc.	13,057	290,127
CNB Financial Corp.	13,625	356,566
Colony Bankcorp, Inc.	34,570	616,037
Comerica, Inc.	354	30,773
Commerzbank AG	14,766	623,193
Commonwealth Bank of Australia	39,026	4,165,597
Community Trust Bancorp, Inc.	19,554	1,104,801
Community West Bancshares	33,234	747,765
ConnectOne Bancorp, Inc.(b)	53,118	1,392,754
Credit Agricole SA	47,732	982,700
Cullen/Frost Bankers, Inc.	18,763	2,375,959
Security	Shares	Value
Banks (continued)
Customers Bancorp, Inc.(a)	10,433	$ 762,861
DBS Group Holdings Ltd.	26,300	1,152,062
Dime Community Bancshares, Inc.	7,618	229,226
DNB Bank ASA	52,808	1,471,271
E.Sun Financial Holding Co. Ltd.	922,089	990,452
Eastern Bankshares, Inc.	47,059	867,297
Enterprise Financial Services Corp.	23,971	1,294,434
Equity Bancshares, Inc., Class A(b)	7,452	332,732
Eurobank SA	155,769	626,295
Farmers National Banc Corp.	6,275	83,583
FinecoBank Banca Fineco SpA	3,848	99,700
First Abu Dhabi Bank PJSC	599,824	2,848,256
First Bancorp, Inc.	9,962	263,395
First Bank	25,955	427,219
First Busey Corp.(b)	40,431	961,854
First Business Financial Services, Inc.	13,473	731,584
First Community Bankshares, Inc.	2,010	67,797
First Financial Bancorp	4,098	102,532
First Financial Bankshares, Inc.	50,582	1,510,884
First Financial Corp.	20,317	1,227,553
First Hawaiian, Inc.	50,065	1,266,645
First Horizon Corp.	13,869	331,469
First Internet Bancorp	5,132	107,105
First Merchants Corp.	8,404	314,982
First Mid Bancshares, Inc.	30,025	1,170,975
First Northwest Bancorp	2,359	22,127
First Savings Financial Group, Inc.(b)	1,939	61,777
Flushing Financial Corp.(b)	29,352	445,270
FNB Corp.	39,688	678,665
FS Bancorp, Inc.	2,841	116,964
Glacier Bancorp, Inc.(b)	30,961	1,363,832
Greene County Bancorp, Inc.	9,172	203,894
Grupo Cibest SA(a)	4,998	317,923
Grupo Financiero Banorte SAB de CV, Class O	260,372	2,413,800
Hana Financial Group, Inc.	15,747	1,027,438
Hancock Whitney Corp.	6,513	414,748
Hang Seng Bank Ltd.	4,200	82,856
Hanmi Financial Corp.	1,507	40,734
HBT Financial, Inc.	12,717	328,734
HDFC Bank Ltd.	681,132	7,524,392
Heritage Commerce Corp.	89,622	1,076,360
Heritage Financial Corp.	3,982	94,174
HomeTrust Bancshares, Inc.	16,387	703,658
Horizon Bancorp, Inc.	81,811	1,387,515
HSBC Holdings PLC	60,685	954,935
Huntington Bancshares, Inc.	130,001	2,255,517
ICICI Bank Ltd.	329,674	4,934,091
ICICI Bank Ltd., ADR	17,565	523,437
iM Financial Group Co. Ltd.	9,841	106,090
Independent Bank Corp.	42,387	1,378,849
Indian Bank	6,351	59,208
Industrial & Commercial Bank of China Ltd., Class H	4,324,000	3,499,005
Industrial Bank Co. Ltd., Class A	388,100	1,171,893
ING Groep NV	7,997	224,782
Intercorp Financial Services, Inc.	1,080	45,749
Intesa Sanpaolo SpA	430,032	2,971,565
Investar Holding Corp.	24,199	646,597
Israel Discount Bank Ltd., Class A	9,107	96,712
Itau Unibanco Holding SA, ADR(b)	50,933	364,684
Japan Post Bank Co. Ltd.	73,800	1,038,888
JPMorgan Chase & Co.	55,337	17,830,688
KB Financial Group, Inc.	21,699	1,867,952
Kearny Financial Corp.	96,402	714,339
14
2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Banks (continued)
KeyCorp	34,498	$ 712,039
Kotak Mahindra Bank Ltd.	48,581	1,191,714
Kuwait Finance House KSCP	1,193,644	3,145,046
Live Oak Bancshares, Inc.	27,966	960,632
Lloyds Banking Group PLC	205,315	271,573
Malayan Banking Bhd.	1,438,400	3,713,778
Mediobanca Banca di Credito Finanziario SpA	5,691	118,150
Mercantile Bank Corp.	12,607	606,397
Metropolitan Bank Holding Corp.	11,006	840,418
Midland States Bancorp, Inc.	27,943	591,553
MidWestOne Financial Group, Inc.	16,667	641,680
Mitsubishi UFJ Financial Group, Inc.	156,300	2,480,648
Mizuho Financial Group, Inc.	34,900	1,273,660
MVB Financial Corp.	4,153	107,272
National Australia Bank Ltd.	5,538	155,710
National Bank Holdings Corp., Class A	8,578	326,050
National Bank of Greece SA	5,409	82,501
National Bank of Kuwait SAKP	294,681	971,536
NatWest Group PLC	189,131	1,659,110
Nicolet Bankshares, Inc.(b)	7,280	883,064
Nordea Bank Abp	95,638	1,799,357
Northeast Bank	2,997	311,478
Northeast Community Bancorp, Inc.	9,472	214,162
Northfield Bancorp, Inc.	60,656	693,298
Northrim BanCorp, Inc.	24,109	641,541
NU Holdings Ltd., Class A(a)	302,820	5,069,207
Oak Valley Bancorp	2,558	76,893
OceanFirst Financial Corp.	84,464	1,516,129
OFG Bancorp	7,370	302,023
Old National Bancorp	49,236	1,098,455
Old Second Bancorp, Inc.	10,143	197,789
OP Bancorp(b)	8,153	115,120
Orange County Bancorp, Inc.	40,012	1,142,343
Origin Bancorp, Inc.	25,427	956,309
Orrstown Financial Services, Inc.	6,368	225,555
OTP Bank Nyrt	27,766	2,977,186
Park National Corp.	9,674	1,472,189
Peapack-Gladstone Financial Corp.	13,980	389,343
Peoples Bancorp, Inc.	28,018	841,381
Pinnacle Financial Partners, Inc.	24,860	2,371,893
Piraeus Bank SA	63,275	505,207
Plumas Bancorp	1,872	83,660
PNC Financial Services Group, Inc.	4,163	868,943
Powszechna Kasa Oszczednosci Bank Polski SA	72,684	1,715,487
Primis Financial Corp.	20,974	291,748
Provident Financial Services, Inc.(b)	87,657	1,731,226
Qatar Islamic Bank QPSC	66,634	438,017
Qatar National Bank QPSC	506,894	2,594,857
RBB Bancorp	1,433	29,577
Regional SAB de CV	43,720	346,361
Republic First Bancorp, Inc.(a)	46,639	5
Resona Holdings, Inc.	46,300	440,670
Riverview Bancorp, Inc.(b)	53,162	266,873
Riyad Bank	104,155	753,842
Santander Bank Polska SA	1,865	281,928
Saudi Awwal Bank	71,237	614,463
Saudi National Bank	347,118	3,505,607
Sberbank of Russia PJSC(a)(d)	141,048	18
ServisFirst Bancshares, Inc.	9,479	680,497
Shinhan Financial Group Co. Ltd.	20,032	1,066,699
Shore Bancshares, Inc.(b)	32,781	579,568
Sierra Bancorp	5,252	171,635
Security	Shares	Value
Banks (continued)
Simmons First National Corp., Class A	9,570	$ 180,395
SmartFinancial, Inc.	12,064	446,247
Societe Generale SA	13,863	1,116,027
South Plains Financial, Inc.	4,943	191,788
Southern First Bancshares, Inc.(a)	5,964	307,265
Southern Missouri Bancorp, Inc.	9,664	571,336
Southside Bancshares, Inc.	6,208	188,661
Southstate Bank Corp.	4,334	407,873
Standard Bank Group Ltd.	83,985	1,473,137
Standard Chartered PLC	15,136	369,325
State Bank of India	183,428	2,006,536
Stellar Bancorp, Inc.(b)	10,098	312,432
Sumitomo Mitsui Financial Group, Inc.	105,200	3,383,381
Sumitomo Mitsui Trust Group, Inc.	50,600	1,542,027
Svenska Handelsbanken AB, A Shares	145,708	2,110,949
Swedbank AB, A Shares	23,591	818,490
Synovus Financial Corp.	34,384	1,720,919
Texas Capital Bancshares, Inc.(a)	7,593	687,470
TFS Financial Corp.	169	2,261
Timberland Bancorp, Inc.	8,551	306,126
Tompkins Financial Corp.	7,562	548,396
TriCo Bancshares(b)	9,481	449,115
Truist Financial Corp.	28,140	1,384,769
TS Financial Holding Co. Ltd.	1,506,000	977,693
U.S. Bancorp	102,008	5,443,147
UMB Financial Corp.	15,746	1,811,420
UniCredit SpA	18,393	1,523,431
United Bankshares, Inc.	19,344	742,810
United Community Banks, Inc.	30,385	948,620
United Overseas Bank Ltd.	5,500	149,795
Unity Bancorp, Inc.	3,917	202,587
Univest Financial Corp.	27,864	912,267
Valley National Bancorp(b)	50,226	586,640
Washington Trust Bancorp, Inc.(b)	33,374	986,202
Wells Fargo & Co.	51,635	4,812,382
WesBanco, Inc.(b)	21,826	725,496
Western New England Bancorp, Inc.	9,494	119,814
Westpac Banking Corp.	13,543	347,534
WSFS Financial Corp.	4,621	255,264
Yes Bank Ltd.(a)	770,467	185,336
		264,335,904
Beverages — 0.4%
Brown-Forman Corp., Class A	155	4,078
Coca-Cola Co.	63,714	4,454,246
Diageo PLC	7,641	164,648
Fomento Economico Mexicano SAB de CV	53,997	545,322
Keurig Dr. Pepper, Inc.	42,360	1,186,503
Monster Beverage Corp.(a)	30,413	2,331,765
National Beverage Corp.(a)	13,863	442,091
Nongfu Spring Co. Ltd., Class H(c)	11,400	68,821
Osotspa PCL, NVDR	612,000	312,550
PepsiCo, Inc.	12,075	1,733,004
Radico Khaitan Ltd.	27,660	1,015,713
United Spirits Ltd.	19,625	315,229
Vita Coco Co., Inc.(a)(b)	10,265	544,148
		13,118,118
Biotechnology — 3.4%
3SBio, Inc.(c)	13,000	40,365
4D Molecular Therapeutics, Inc.(a)	18,463	138,473
AbbVie, Inc.	32,628	7,455,172
ACADIA Pharmaceuticals, Inc.(a)	37,730	1,007,768
Adaptimmune Therapeutics PLC, ADR(a)	8,118	211
Master Portfolio Schedule of Investments
15

Schedule of Investments (continued)
December 31, 2025
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
ADMA Biologics, Inc.(a)	53,215	$ 970,641
Affimed NV(a)	1,134	—
Agios Pharmaceuticals, Inc.(a)	13,804	375,745
Akebia Therapeutics, Inc.(a)(b)	19,724	31,756
Alector, Inc.(a)	35,996	56,154
Alkermes PLC(a)	62,980	1,762,180
Allogene Therapeutics, Inc.(a)	17,487	23,957
Alnylam Pharmaceuticals, Inc.(a)(b)	856	340,388
Alphamab Oncology(a)(c)	60,000	75,526
Altimmune, Inc.(a)(b)	45,708	165,006
ALX Oncology Holdings, Inc.(a)	4,859	5,491
Amgen, Inc.	12,785	4,184,658
Amicus Therapeutics, Inc.(a)	63,866	909,452
AnaptysBio, Inc.(a)	6,868	332,961
Anika Therapeutics, Inc.(a)	8,681	83,424
Annexon, Inc.(a)	24,462	122,799
Apogee Therapeutics, Inc.(a)	5,347	403,592
Aprea Therapeutics, Inc.(a)	289	247
Aptinyx, Inc.(a)(d)	12,794	—
Arcellx, Inc.(a)	3,538	230,678
Arcturus Therapeutics Holdings, Inc.(a)	10,213	62,606
Arcus Biosciences, Inc.(a)	27,150	646,985
Arcutis Biotherapeutics, Inc.(a)	21,080	612,163
Ardelyx, Inc.(a)	111,204	648,319
Arrowhead Pharmaceuticals, Inc.(a)	33,751	2,240,729
Ascendis Pharma A/S, ADR(a)	710	151,400
Astria Therapeutics, Inc.(a)(b)	10,886	142,498
Atossa Therapeutics, Inc.(a)(b)	14,288	8,430
aTyr Pharma, Inc.(a)	22,627	17,719
Aurinia Pharmaceuticals, Inc.(a)	12,711	202,740
Avidity Biosciences, Inc.(a)	25,584	1,845,374
Beam Therapeutics, Inc.(a)(b)	25,122	696,382
BeOne Medicines Ltd., ADR(a)	1,260	382,801
BeOne Medicines Ltd., Class H(a)	54,100	1,245,181
BioCryst Pharmaceuticals, Inc.(a)	110,448	861,494
Biogen, Inc.(a)	418	73,564
Biohaven Ltd.(a)	34,863	393,603
BioMarin Pharmaceutical, Inc.(a)	11,882	706,147
BioNTech SE, ADR(a)	1,381	131,471
Black Diamond Therapeutics, Inc.(a)	9,825	23,875
Bolt Biotherapeutics, Inc.(a)	89	488
Bridgebio Pharma, Inc.(a)(b)	41,183	3,150,088
Capricor Therapeutics, Inc.(a)	7,224	208,485
CareDx, Inc.(a)	10,916	205,657
Caribou Biosciences, Inc.(a)	14,057	22,351
Caris Life Sciences, Inc.(a)(b)	14,834	400,221
Catalyst Pharmaceuticals, Inc.(a)	50,962	1,189,453
Celcuity, Inc.(a)	6,793	677,534
Celldex Therapeutics, Inc.(a)	30,026	815,506
CG oncology, Inc.(a)	4,913	203,988
Cidara Therapeutics, Inc.(a)	4,073	899,685
Cogent Biosciences, Inc.(a)	32,837	1,166,370
Coherus Oncology, Inc.(a)(b)	57,013	80,958
Corvus Pharmaceuticals, Inc.(a)(b)	50,737	390,675
CRISPR Therapeutics AG(a)(b)	17,734	929,971
CSL Ltd.	6,066	698,084
Cytokinetics, Inc.(a)	31,246	1,985,371
Day One Biopharmaceuticals, Inc.(a)	74,214	691,674
Denali Therapeutics, Inc.(a)	49,182	811,995
Dyne Therapeutics, Inc.(a)	27,422	536,374
Eagle Pharmaceuticals, Inc.(a)(b)	2,310	1,617
Editas Medicine, Inc.(a)(b)	33,447	68,566
Erasca, Inc.(a)	22,135	82,342
Security	Shares	Value
Biotechnology (continued)
Exact Sciences Corp.(a)	2,881	$ 292,594
Exagen, Inc.(a)	3,652	22,204
Exelixis, Inc.(a)	24,702	1,082,689
Exicure, Inc.(a)(b)	35	190
Fate Therapeutics, Inc.(a)	58,263	57,249
Galera Therapeutics, Inc.(a)	7	—
Genmab A/S(a)	1,170	362,681
Geron Corp.(a)	72,071	95,134
Gilead Sciences, Inc.	25,582	3,139,935
Gossamer Bio, Inc.(a)	65,102	201,816
GRAIL, Inc.(a)	8,504	727,857
Green Cross Corp.	4,254	469,120
Heron Therapeutics, Inc.(a)	22,280	28,964
Hugel, Inc.(a)	4,340	693,949
Ideaya Biosciences, Inc.(a)	42,525	1,470,089
ImmunityBio, Inc.(a)(b)	34,824	68,952
Immunome, Inc.(a)(b)	16,499	354,399
Immunovant, Inc.(a)	7,776	197,666
Incyte Corp.(a)	6,004	593,015
Inhibrx Biosciences, Inc.(a)	1,030	81,370
InnoCare Pharma Ltd., Class H(a)(c)	300,000	474,476
Innovent Biologics, Inc.(a)(c)	155,000	1,516,939
Insmed, Inc.(a)	2,107	366,702
Intellia Therapeutics, Inc.(a)	45,288	407,139
Ionis Pharmaceuticals, Inc.(a)	7,597	600,999
Iovance Biotherapeutics, Inc.(a)(b)	102,842	280,759
Ironwood Pharmaceuticals, Inc., Class A(a)	34,723	117,017
Janux Therapeutics, Inc.(a)	11,052	152,518
Karyopharm Therapeutics, Inc.(a)	1,476	10,863
Keros Therapeutics, Inc.(a)(b)	6,644	135,272
Keymed Biosciences, Inc.(a)(c)	48,500	334,451
Kineta, Inc.(a)(d)	347	—
Kiniksa Pharmaceuticals International PLC(a)	9,794	404,003
Kodiak Sciences, Inc.(a)	12,329	344,719
Krystal Biotech, Inc.(a)	5,552	1,368,790
Kura Oncology, Inc.(a)	83,422	866,755
Kymera Therapeutics, Inc.(a)	15,573	1,211,735
Lyell Immunopharma, Inc.(a)(b)	558	17,175
Madrigal Pharmaceuticals, Inc.(a)	5,127	2,985,657
MannKind Corp.(a)	150,326	852,348
Medytox, Inc.	1,523	127,599
MiMedx Group, Inc.(a)	68,656	464,801
Mineralys Therapeutics, Inc.(a)	12,888	467,706
Mirum Pharmaceuticals, Inc.(a)	15,798	1,247,884
Moderna, Inc.(a)(b)	46,403	1,368,424
Monte Rosa Therapeutics, Inc.(a)	15,990	250,723
Myriad Genetics, Inc.(a)	22,390	137,699
Natera, Inc.(a)	10,246	2,347,256
NextCure, Inc.(a)	689	9,777
Novavax, Inc.(a)(b)	11,786	79,202
Nurix Therapeutics, Inc.(a)	23,202	440,142
Nuvalent, Inc., Class A(a)	7,343	738,632
Nymox Pharmaceutical Corp.(a)	5,685	229
Olema Pharmaceuticals, Inc.(a)(b)	13,765	344,125
ORIC Pharmaceuticals, Inc.(a)(b)	24,470	200,165
Oruka Therapeutics, Inc.(a)	4,094	124,089
Passage Bio, Inc.(a)	504	5,947
PharmaResearch Co. Ltd.(a)	1,140	319,114
PMV Pharmaceuticals, Inc.(a)	16,133	20,166
Praxis Precision Medicines, Inc.(a)	6,230	1,836,230
Precigen, Inc.(a)(b)	4,797	20,051
Precision BioSciences, Inc.(a)(b)	387	1,610
Protagonist Therapeutics, Inc.(a)(b)	13,844	1,209,135
16
2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Prothena Corp. PLC(a)	18,509	$ 176,761
PTC Therapeutics, Inc.(a)	19,042	1,446,430
Puma Biotechnology, Inc.(a)	9,226	54,895
Quince Therapeutics, Inc.(a)	608	2,037
Recursion Pharmaceuticals, Inc., Class A(a)(b)	152,058	621,917
Regeneron Pharmaceuticals, Inc.	2,815	2,172,814
REGENXBIO, Inc.(a)	63,809	918,850
Relay Therapeutics, Inc.(a)	76,070	643,552
Replimune Group, Inc.(a)	16,236	157,814
Rezolute, Inc.(a)(b)	19,623	46,310
Rhythm Pharmaceuticals, Inc.(a)	13,811	1,478,329
Rigel Pharmaceuticals, Inc.(a)	6,631	284,006
Sana Biotechnology, Inc.(a)(b)	49,809	202,723
Sarepta Therapeutics, Inc.(a)(b)	13,122	282,385
Scholar Rock Holding Corp.(a)	20,657	909,941
Shanghai Junshi Biosciences Co. Ltd., Class H(a)(c)	72,800	199,872
Shattuck Labs, Inc.(a)	2,634	9,614
Soleno Therapeutics, Inc.(a)	13,832	640,422
Solid Biosciences, Inc.(a)	22,095	124,616
Spyre Therapeutics, Inc.(a)	8,698	284,946
SQZ Biotechnologies Co.(a)	1,471	35
Stoke Therapeutics, Inc.(a)(b)	6,107	193,836
Syndax Pharmaceuticals, Inc.(a)	44,276	930,239
Syros Pharmaceuticals, Inc.(a)	870	—
Taysha Gene Therapies, Inc.(a)	48,948	269,214
TG Therapeutics, Inc.(a)(b)	49,916	1,487,996
Travere Therapeutics, Inc.(a)	23,289	889,873
TuHURA Biosciences, Inc.(a)(b)	64	48
Twist Bioscience Corp.(a)	25,658	813,872
Ultragenyx Pharmaceutical, Inc.(a)	29,749	684,227
United Therapeutics Corp.(a)	2,416	1,177,196
UroGen Pharma Ltd.(a)	17,034	398,936
Vanda Pharmaceuticals, Inc.(a)	94,971	837,644
Vaxcyte, Inc.(a)	34,554	1,594,322
Vera Therapeutics, Inc., Class A(a)	13,541	685,716
Veracyte, Inc.(a)	30,559	1,286,534
Verastem, Inc.(a)	19,651	151,706
Vericel Corp.(a)	9,068	326,539
Vertex Pharmaceuticals, Inc.(a)	1,076	487,815
Viking Therapeutics, Inc.(a)(b)	15,069	530,127
Vincerx Pharma, Inc.(a)	83	1
Vir Biotechnology, Inc.(a)(b)	37,572	226,559
Viridian Therapeutics, Inc.(a)	16,457	512,142
Voyager Therapeutics, Inc.(a)	88,328	347,129
Xencor, Inc.(a)	26,840	410,920
Xenon Pharmaceuticals, Inc.(a)(b)	10,717	480,336
Zai Lab Ltd.(a)	156,900	276,983
Zentalis Pharmaceuticals, Inc.(a)(b)	7,312	9,871
Zymeworks, Inc.(a)	27,484	723,654
		105,568,178
Broadline Retail — 2.8%
Alibaba Group Holding Ltd.	1,009,060	18,527,307
Allegro.eu SA(a)(c)	42,588	365,446
Amazon.com, Inc.(a)	196,353	45,322,199
Coupang, Inc., Class A(a)	83,311	1,965,307
Etsy, Inc.(a)	15,847	878,558
Groupon, Inc.(a)	19,361	340,947
JD.com, Inc., Class A	178,086	2,560,740
Kohl’s Corp.(b)	41,326	843,464
Macy’s, Inc.	20,711	456,678
MercadoLibre, Inc.(a)	654	1,317,326
Security	Shares	Value
Broadline Retail (continued)
Naspers Ltd., N Shares	30,773	$ 2,052,296
Next PLC	769	141,573
Ollie’s Bargain Outlet Holdings, Inc.(a)	2,081	228,098
PDD Holdings, Inc., ADR(a)(b)	39,684	4,499,769
Prosus NV	29,887	1,850,572
Savers Value Village, Inc.(a)	7,056	65,903
Sea Ltd., Class A, ADR(a)	10,237	1,305,934
Vipshop Holdings Ltd., ADR	57,169	1,011,320
Vishal Mega Mart Ltd.(a)	85,189	129,369
Wesfarmers Ltd.	20,625	1,111,131
Woolworths Holdings Ltd.	128,763	435,430
		85,409,367
Building Products — 0.4%
American Woodmark Corp.(a)	6,063	326,796
Apogee Enterprises, Inc.	6,948	252,977
Armstrong World Industries, Inc.	4,676	893,584
AZZ, Inc.(b)	8,656	927,750
Builders FirstSource, Inc.(a)	4,523	465,371
Carrier Global Corp.	4,536	239,682
Cie de Saint-Gobain SA	422	42,914
Fortune Brands Innovations, Inc.	2,150	107,543
Gibraltar Industries, Inc.(a)	12,350	610,584
Hayward Holdings, Inc.(a)	231	3,569
Insteel Industries, Inc.	4,052	128,327
Kingspan Group PLC	276	23,783
Masterbrand, Inc.(a)(b)	11,252	124,222
Modine Manufacturing Co.(a)	11,520	1,538,035
Owens Corning	8,856	991,075
Quanex Building Products Corp.(b)	13,878	213,444
Resideo Technologies, Inc.(a)	31,661	1,111,934
Trane Technologies PLC	4,790	1,864,268
UFP Industries, Inc.	18,311	1,667,216
Zurn Elkay Water Solutions Corp.(b)	31,404	1,459,972
		12,993,046
Capital Markets — 2.4%
3i Group PLC	23,405	1,026,281
Acadian Asset Management, Inc.	22,659	1,064,973
Ameriprise Financial, Inc.	5,462	2,678,237
Amundi SA(c)	2,681	221,584
Ares Management Corp., Class A(b)	3,648	589,626
B3 SA - Brasil Bolsa Balcao	391,961	997,896
BGC Group, Inc., Class A	98,231	877,203
Blackstone, Inc., Class A	11,230	1,730,992
Blue Owl Capital, Inc., Class A(b)	21,212	316,907
Brookfield Asset Management Ltd., Class A(b)	3,238	169,639
Carlyle Group, Inc.(b)	1,583	93,571
Charles Schwab Corp.	86,601	8,652,306
China International Capital Corp. Ltd., Class A	226,700	1,137,834
China International Capital Corp. Ltd., Class H(c)	104,000	262,690
CME Group, Inc., Class A	13,048	3,563,148
Cohen & Steers, Inc.(b)	8,417	528,419
Coinbase Global, Inc., Class A(a)	1,711	386,925
Daiwa Securities Group, Inc.	47,900	419,785
Derayah Financial Co.	11,861	81,226
Deutsche Bank AG, Class N, Registered Shares	59,553	2,295,120
DigitalBridge Group, Inc., Class A(b)	42,404	650,477
Euronext NV	2,403	360,973
FactSet Research Systems, Inc.	2,577	747,820
Franklin Resources, Inc.(b)	27,253	651,074
Futu Holdings Ltd., ADR(a)	2,280	374,399
GCM Grosvenor, Inc., Class A	41,771	472,848
Master Portfolio Schedule of Investments
17

Schedule of Investments (continued)
December 31, 2025
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Capital Markets (continued)
GF Securities Co. Ltd., Class H	46,000	$ 104,382
Goldman Sachs Group, Inc.	2,545	2,237,055
Hamilton Lane, Inc., Class A	1,802	242,027
HDFC Asset Management Co. Ltd.(c)	3,193	94,976
Hong Kong Exchanges & Clearing Ltd.	3,600	188,357
Houlihan Lokey, Inc., Class A	4,398	766,088
Interactive Brokers Group, Inc., Class A	23,973	1,541,704
Intercontinental Exchange, Inc.	34,835	5,641,877
Invesco Ltd.	9,056	237,901
Janus Henderson Group PLC	1,365	64,933
Jefferies Financial Group, Inc.	22,983	1,424,256
Julius Baer Group Ltd., Class N	2,696	210,641
KIWOOM Securities Co. Ltd.	2,060	414,114
London Stock Exchange Group PLC	2,889	347,514
Macquarie Group Ltd.	13,641	1,843,310
Marex Group PLC	30,124	1,155,557
MarketAxess Holdings, Inc.	893	161,856
Moelis & Co., Class A	2,854	196,184
Moody’s Corp.	3,694	1,887,080
Morgan Stanley	28,881	5,127,244
Motilal Oswal Financial Services Ltd.	3,492	33,268
Multi Commodity Exchange of India Ltd.	2,462	305,428
Nasdaq, Inc.	17,600	1,709,488
Nippon Life India Asset Management Ltd.(c)	24,416	239,180
Nomura Holdings, Inc.	193,500	1,611,946
Patria Investments Ltd., Class A(b)	21,774	345,989
Piper Sandler Cos.	2,859	971,231
PJT Partners, Inc., Class A	7,855	1,313,356
Robinhood Markets, Inc., Class A(a)	7,461	843,839
S&P Global, Inc.	9,188	4,801,557
Samsung Securities Co. Ltd.(a)	32,582	1,705,782
Schroders PLC	9,566	52,292
Silvercrest Asset Management Group, Inc., Class A	17,170	260,812
St. James’s Place PLC	3,747	69,598
StepStone Group, Inc., Class A	15,476	993,095
StoneX Group, Inc.(a)	11,665	1,109,691
Swissquote Group Holding SA, Registered Shares	189	114,749
Tradeweb Markets, Inc., Class A	870	93,560
UBS Group AG, Registered Shares	55,644	2,569,338
Victory Capital Holdings, Inc., Class A	1,708	107,758
Virtu Financial, Inc., Class A	34,320	1,143,542
Webull Corp.(a)(b)	66,125	513,791
XP, Inc., Class A	9,641	157,823
		75,306,122
Chemicals — 0.9%
AdvanSix, Inc.	14,649	253,428
Air Liquide SA	1,586	298,095
Air Products and Chemicals, Inc.(b)	1,471	363,366
Albemarle Corp.	2,705	382,595
Alto Ingredients, Inc.(a)	10,259	29,546
Arkema SA	605	36,871
Asian Paints Ltd.	31,904	984,280
ASP Isotopes, Inc.(a)(b)	9,269	49,589
Aspen Aerogels, Inc.(a)	7,427	21,018
Balchem Corp.	9,715	1,489,892
Cabot Corp.	3,436	227,738
Celanese Corp., Class A	1,217	51,455
Chemours Co.	8,059	95,016
Coromandel International Ltd.	4,201	106,009
Corteva, Inc.	103,772	6,955,837
Security	Shares	Value
Chemicals (continued)
Croda International PLC	1,292	$ 46,871
Dongsung Finetec Co. Ltd.	23,231	407,591
Dow, Inc.	30,372	710,097
Ecolab, Inc.	3,929	1,031,441
Element Solutions, Inc.	8,385	209,541
FMC Corp.(b)	15,756	218,536
Fufeng Group Ltd.	564,000	572,452
Hawkins, Inc.(b)	1,338	190,076
Huntsman Corp.	109,058	1,090,580
Ingevity Corp.(a)	3,760	222,517
Innospec, Inc.	5,103	390,584
Intrepid Potash, Inc.(a)	2,657	73,679
Johnson Matthey PLC	871	24,986
Linde PLC	9,646	4,112,958
Lotte Chemical Corp.	2,765	134,927
LyondellBasell Industries NV, Class A	11,049	478,422
Mativ Holdings, Inc.	51,792	629,273
Minerals Technologies, Inc.	11,153	679,775
Mosaic Co.	15,070	363,036
Nan Ya Plastics Corp.	75,000	143,417
Navin Fluorine International Ltd.	10,490	691,228
Olin Corp.	13,242	275,831
Orion SA	8,799	46,459
Perimeter Solutions, Inc.(a)	23,654	651,195
PhosAgro PJSC, GDR(d)	62	1
PPG Industries, Inc.	6,631	679,412
PureCycle Technologies, Inc.(a)(b)	30,321	260,457
Sasol Ltd.(a)	36,712	234,239
Saudi Aramco Base Oil Co.	9,187	235,233
Saudi Basic Industries Corp.	3,886	53,149
Sensient Technologies Corp.	7,967	748,500
Solar Industries India Ltd.	2,999	408,932
Solstice Advanced Materials, Inc.(a)	1,740	84,529
Stepan Co.	8,297	392,946
Tronox Holdings PLC(b)	119,883	499,912
UPL Ltd.	33,785	299,178
		28,636,695
Commercial Services & Supplies — 0.5%
ABM Industries, Inc.	2,067	87,434
ACV Auctions, Inc., Class A(a)	47,476	380,758
BrightView Holdings, Inc.(a)	15,480	196,132
Brink’s Co.	7,493	874,658
Casella Waste Systems, Inc., Class A(a)(b)	8,938	875,388
Cimpress PLC(a)	5,279	351,529
Cintas Corp.	16,897	3,177,819
Copart, Inc.(a)	26,650	1,043,347
CoreCivic, Inc.(a)	44,550	851,350
Deluxe Corp.	10,803	241,231
GEO Group, Inc.(a)	44,736	721,144
GFL Environmental, Inc.	4,928	211,690
Healthcare Services Group, Inc.(a)	42,533	813,231
HNI Corp.	3,952	166,142
Interface, Inc., Class A	11,145	311,168
L&K Engineering Co. Ltd.	20,000	350,449
Liquidity Services, Inc.(a)	9,854	298,675
MillerKnoll, Inc.	29,224	534,215
Montrose Environmental Group, Inc.(a)	15,366	381,538
MSA Safety, Inc.	124	19,857
OPENLANE, Inc.(a)	15,598	464,508
RB Global, Inc.	1,428	146,898
18
2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Commercial Services & Supplies (continued)
Republic Services, Inc.	11,010	$ 2,333,349
Tetra Tech, Inc.	4,733	158,745
Veralto Corp.	18,488	1,844,733
		16,835,988
Communications Equipment — 0.8%
Accton Technology Corp.	23,000	867,950
ADTRAN Holdings, Inc.(a)	43,390	377,059
Applied Optoelectronics, Inc.(a)(b)	19,158	667,848
Arcadyan Technology Corp.	261,000	1,442,685
Arista Networks, Inc.(a)	33,629	4,406,408
Calix, Inc.(a)	36,647	1,939,726
Ciena Corp.(a)	4,086	955,593
Cisco Systems, Inc.	56,095	4,320,998
CommScope Holding Co., Inc.(a)	60,895	1,104,026
Extreme Networks, Inc.(a)	33,849	563,586
Harmonic, Inc.(a)	58,264	576,231
Lumentum Holdings, Inc.(a)	1,281	472,164
Motorola Solutions, Inc.	14,318	5,488,376
NETGEAR, Inc.(a)	12,886	316,094
NetScout Systems, Inc.(a)	23,321	631,066
Sercomm Corp.	216,000	546,835
Viasat, Inc.(a)	31,768	1,094,725
Viavi Solutions, Inc.(a)	32,876	585,850
		26,357,220
Construction & Engineering — 1.2%
AECOM	5,741	547,290
Al Babtain Power & Telecommunication Co.	7,726	132,594
Ameresco, Inc., Class A(a)	5,576	163,321
API Group Corp.(a)	20,683	791,332
Arcosa, Inc.	4,488	477,164
Argan, Inc.	4,038	1,265,186
Bouygues SA	1,014	52,713
Cemindia Projects Ltd.	10,582	92,875
Centuri Holdings, Inc.(a)	27,531	695,158
Comfort Systems USA, Inc.	4,364	4,072,878
Construction Partners, Inc., Class A(a)(b)	13,580	1,474,109
Dycom Industries, Inc.(a)	9,075	3,066,443
Eiffage SA	2,211	316,791
Engineers India Ltd.	217,489	487,695
Everus Construction Group, Inc.(a)	956	81,795
Ferrovial SE	793	51,379
Fluor Corp.(a)	58,442	2,316,056
Granite Construction, Inc.(b)	2,524	291,143
GS Engineering & Construction Corp.	30,961	422,752
HDC Hyundai Development Co-Engineering & Construction, Class E	36,157	549,601
IES Holdings, Inc.(a)	2,004	779,596
KEC International Ltd.	74,471	610,654
Larsen & Toubro Ltd.	62,230	2,828,238
MasTec, Inc.(a)	12,246	2,661,913
Matrix Service Co.(a)	8,589	100,491
MYR Group, Inc.(a)	3,102	677,787
Obayashi Corp.	16,600	347,403
Primoris Services Corp.(b)	14,516	1,802,016
Samsung E&A Co. Ltd.	128,942	2,148,011
Shimizu Corp.	17,600	300,497
Sinopec Engineering Group Co. Ltd., Class H	413,500	406,981
Sterling Infrastructure, Inc.(a)	7,233	2,214,962
Sunway Construction Group Bhd.	655,800	913,750
Tutor Perini Corp.	21,362	1,431,681
Security	Shares	Value
Construction & Engineering (continued)
United Integrated Services Co. Ltd.	57,000	$ 1,726,717
Vinci SA	6,125	861,684
Worley Ltd.	23,510	196,327
		37,356,983
Construction Materials — 0.1%
Cemex SAB de CV	247,165	283,710
Dalmia Bharat Ltd.	37,504	890,286
James Hardie Industries PLC(a)	1,601	33,221
JK Cement Ltd.	10,541	649,778
Knife River Corp.(a)	8,081	568,498
Shree Cement Ltd.	1,303	385,468
United States Lime & Minerals, Inc.	6,187	740,831
		3,551,792
Consumer Finance — 1.0%
Ally Financial, Inc.	69,674	3,155,535
American Express Co.	11,095	4,104,595
Bajaj Finance Ltd.	149,180	1,640,530
Capital One Financial Corp.	15,417	3,736,464
Credit Saison Co. Ltd.	4,700	126,079
Dave, Inc., Class A(a)	2,855	632,126
Encore Capital Group, Inc.(a)	19,708	1,071,130
Enova International, Inc.(a)	14,456	2,272,483
EZCORP, Inc., Class A(a)(b)	41,985	815,349
FirstCash Holdings, Inc.	7,110	1,133,192
Gentera SAB de CV	750,012	1,919,231
Green Dot Corp., Class A(a)	13,631	174,613
Isracard Ltd.	1	5
Krungthai Card PCL, NVDR	727,000	605,495
LendingClub Corp.(a)	38,590	730,895
LendingTree, Inc.(a)	6,545	347,474
Muthoot Finance Ltd.	3,220	136,579
Navient Corp.(b)	42,980	558,740
Nelnet, Inc., Class A	2,352	312,722
OneMain Holdings, Inc.(b)	45,790	3,093,114
Oportun Financial Corp.(a)	7,055	37,321
PRA Group, Inc.(a)	35,965	636,221
PROG Holdings, Inc.	3,296	97,199
Regional Management Corp.	16,802	651,078
Shriram Finance Ltd.	21,218	235,470
SoFi Technologies, Inc.(a)	5,440	142,419
Srisawad Corp. PCL, NVDR	297,600	240,377
Upstart Holdings, Inc.(a)(b)	27,501	1,202,619
World Acceptance Corp.(a)	886	124,386
		29,933,441
Consumer Staples Distribution & Retail — 1.7%
99 Speed Mart Retail Holdings Bhd.	1,649,000	1,547,028
Albertsons Cos., Inc., Class A(b)	8,492	145,808
Alibaba Health Information Technology Ltd.(a)	604,000	394,438
Andersons, Inc.	13,443	714,764
BJ’s Wholesale Club Holdings, Inc.(a)	12,075	1,087,112
Carrefour SA	3,681	61,420
Casey’s General Stores, Inc.	1,525	842,883
Chefs’ Warehouse, Inc.(a)	12,194	760,052
Clicks Group Ltd.	18,251	371,890
Coles Group Ltd.	21,135	302,088
Conn’s, Inc.(a)(d)	7,119	—
Costco Wholesale Corp.	15,289	13,184,316
Dollar General Corp.	10,558	1,401,786
Dollar Tree, Inc.(a)	5,295	651,338
E-MART, Inc.	12,572	708,808
Master Portfolio Schedule of Investments
19

Schedule of Investments (continued)
December 31, 2025
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Consumer Staples Distribution & Retail (continued)
Grocery Outlet Holding Corp.(a)	32,124	$ 324,452
J Sainsbury PLC(b)	90,888	398,166
JD Health International, Inc.(a)(c)	59,950	429,348
Kesko OYJ, B Shares	8,018	180,921
Koninklijke Ahold Delhaize NV	14,050	576,147
Kroger Co.(b)	2,310	144,329
Loblaw Cos. Ltd.	16,975	767,403
Maplebear, Inc.(a)	18,556	834,649
Marks & Spencer Group PLC	28,784	128,090
Migros Ticaret A/S, Class A	75,103	912,566
Natural Grocers by Vitamin Cottage, Inc.	2,464	61,723
Performance Food Group Co.(a)	2,984	268,321
PriceSmart, Inc.(b)	8,479	1,040,119
Raia Drogasil SA	255,503	1,089,717
Seven & i Holdings Co. Ltd.	19,800	284,467
Sprouts Farmers Market, Inc.(a)	28,572	2,276,331
Sysco Corp.	24,289	1,789,856
Target Corp.	12,144	1,187,076
Tesco PLC	164,449	977,950
United Natural Foods, Inc.(a)	26,169	881,110
Wal-Mart de Mexico SAB de CV	205,988	642,072
Walmart, Inc.	129,005	14,372,447
Weis Markets, Inc.	1,469	94,148
		51,835,139
Containers & Packaging — 0.1%
Crown Holdings, Inc.	2,578	265,457
Myers Industries, Inc.	12,487	233,756
O-I Glass, Inc.(a)	18,744	276,661
SCG Packaging PCL, NVDR	304,600	165,070
Smurfit WestRock PLC(b)	22,206	858,706
Time Technoplast Ltd.	18,446	38,591
		1,838,241
Distributors — 0.0%
A-Mark Precious Metals, Inc.	10,594	360,726
GigaCloud Technology, Inc., Class A(a)	10,940	429,723
		790,449
Diversified Consumer Services — 0.4%
ADT, Inc.	444	3,583
Adtalem Global Education, Inc.(a)	8,680	898,120
American Public Education, Inc.(a)	4,486	169,571
Bright Horizons Family Solutions, Inc.(a)	9,394	952,552
Carriage Services, Inc.	3,050	129,015
China East Education Holdings Ltd.(c)	364,000	310,094
Cogna Educacao SA	1,024,175	590,299
Coursera, Inc.(a)	70,149	516,297
Duolingo, Inc., Class A(a)	3,103	544,576
Frontdoor, Inc.(a)	21,934	1,265,372
Grand Canyon Education, Inc.(a)	911	151,508
Laureate Education, Inc., Class A(a)	54,505	1,835,183
Lincoln Educational Services Corp.(a)	4,559	110,100
New Oriental Education & Technology Group, Inc.	112,800	619,633
New Oriental Education & Technology Group, Inc., ADR	3,487	191,890
OneSpaWorld Holdings Ltd.(b)	20,381	422,702
Perdoceo Education Corp.	15,938	467,462
Strategic Education, Inc.	7,690	616,738
Stride, Inc.(a)	9,541	619,497
TAL Education Group, ADR(a)	60,878	664,179
Udemy, Inc.(a)	31,166	182,321
Security	Shares	Value
Diversified Consumer Services (continued)
Universal Technical Institute, Inc.(a)	11,540	$ 301,540
YDUQS Participacoes SA	321,232	712,657
		12,274,889
Diversified REITs — 0.1%
Alexander & Baldwin, Inc.	34,854	719,387
Alpine Income Property Trust, Inc.	16,833	281,448
American Assets Trust, Inc.(b)	27,594	522,354
Armada Hoffler Properties, Inc.(b)	20,251	134,062
British Land Co. PLC	6,441	34,951
Essential Properties Realty Trust, Inc.(b)	65,615	1,946,141
Gladstone Commercial Corp.(b)	23,565	251,438
Land Securities Group PLC	3,870	32,359
Mirvac Group	122,110	166,446
		4,088,586
Diversified Telecommunication Services — 0.7%
AT&T, Inc.	167,820	4,168,649
ATN International, Inc.	7,765	177,042
Bandwidth, Inc., Class A(a)	21,538	332,762
Chunghwa Telecom Co. Ltd.	493,000	2,049,157
Cogent Communications Holdings, Inc.(b)	12,646	272,648
Deutsche Telekom AG, Class N, Registered Shares	42,438	1,381,402
Frontier Communications Parent, Inc.(a)	2,087	79,452
GCI Liberty, Inc., Class A(a)	11	406
GCI Liberty, Inc., Class C(a)	5	186
Globalstar, Inc.(a)(b)	14,250	869,820
IDT Corp., Class B	10,194	522,035
Iridium Communications, Inc.(b)	12,008	208,699
Koninklijke KPN NV	21,182	98,977
KT Corp.	3	109
KT Corp., ADR(b)	16,734	317,444
Liberty Latin America Ltd., Class A(a)	11,173	82,568
Lumen Technologies, Inc.(a)	287,134	2,231,031
NTT, Inc.	562,400	567,737
Ooredoo QPSC	392,692	1,402,502
Orange SA	17,280	288,344
Singapore Telecommunications Ltd.	444,100	1,571,225
Telefonica Brasil SA	189,050	1,131,888
Turk Telekomunikasyon A/S, Class A(a)	1,221,263	1,634,750
Verizon Communications, Inc.	35,699	1,454,020
		20,842,853
Electric Utilities — 0.8%
Acciona SA	175	38,087
CESC Ltd.	314,332	586,528
Constellation Energy Corp.	4,246	1,499,984
CPFL Energia SA	23,632	229,663
Duke Energy Corp.	7,594	890,093
Edison International	38,044	2,283,401
EDP SA	138,862	639,568
Eversource Energy	14,501	976,352
Exelon Corp.	1,969	85,829
FirstEnergy Corp.	1,132	50,680
Genie Energy Ltd., Class B(b)	24,709	340,490
Iberdrola SA	47,569	1,030,030
Kansai Electric Power Co., Inc.	29,700	466,429
Korea Electric Power Corp.	15,504	508,836
MGE Energy, Inc.	1,090	85,478
NextEra Energy, Inc.	22,933	1,841,061
NRG Energy, Inc.	6,819	1,085,858
Oklo, Inc., Class A(a)(b)	24,028	1,724,249
20
2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electric Utilities (continued)
PG&E Corp.	104,236	$ 1,675,073
PGE Polska Grupa Energetyczna SA(a)	37,274	91,096
Pinnacle West Capital Corp.	10,367	919,553
Portland General Electric Co.(b)	47,277	2,268,823
Power Grid Corp. of India Ltd.	208,465	614,713
Saudi Electricity Co.	295,285	1,105,980
Southern Co.	2,490	217,128
SSE PLC	6,051	177,403
Tauron Polska Energia SA(a)	56,908	136,666
Tenaga Nasional Bhd.	348,500	1,177,259
Terna - Rete Elettrica Nazionale	4,347	46,246
TXNM Energy, Inc.	19,028	1,120,369
		23,912,925
Electrical Equipment — 1.7%
ABB Ltd., Class N, Registered Shares	42,144	3,106,750
Allient, Inc.(b)	6,661	358,029
American Superconductor Corp.(a)	13,285	382,342
AMETEK, Inc.	12,960	2,660,818
Amprius Technologies, Inc.(a)	15,581	122,934
Array Technologies, Inc.(a)(b)	33,588	309,681
Atkore, Inc.	8,386	530,415
Bizlink Holding, Inc.	11,158	539,058
Bloom Energy Corp., Class A(a)	63,487	5,516,385
Contemporary Amperex Technology Co. Ltd., Class A	16,600	874,415
Contemporary Amperex Technology Co. Ltd., Class H	17,000	1,105,670
Doosan Enerbility Co. Ltd.(a)	17,647	923,010
Eaton Corp. PLC	13,937	4,439,074
Emerson Electric Co.	7,006	929,836
EnerSys	17,741	2,603,492
Enovix Corp.(a)(b)	37,044	270,792
Eos Energy Enterprises, Inc., Class A(a)(b)	78,483	899,415
Fluence Energy, Inc., Class A(a)(b)	21,542	426,101
GE Vernova T&D India Ltd.	26,603	927,175
GE Vernova, Inc.	6,881	4,497,215
Goldwind Science & Technology Co. Ltd., Class H	62,000	106,778
HD Hyundai Electric Co. Ltd.	1,281	687,959
Hitachi Energy India Ltd.	434	88,465
Hyosung Heavy Industries Corp.	156	192,713
Legrand SA	696	103,469
LG Energy Solution Ltd.(a)	970	248,063
LS Corp.	1,851	257,583
NANO Nuclear Energy, Inc.(a)(b)	6,313	151,575
NARI Technology Co. Ltd., Class A	47,400	152,788
Nextpower, Inc., Class A(a)	46,746	4,072,044
NuScale Power Corp., Class A(a)	40,018	567,055
Plug Power, Inc.(a)(b)	247,406	487,390
Polycab India Ltd.	400	33,950
Powell Industries, Inc.	1,958	624,171
Regal Rexnord Corp.(b)	1,012	142,004
Rockwell Automation, Inc.	4,381	1,704,516
Schneider Electric SE	2,415	660,684
Shoals Technologies Group, Inc., Class A(a)	49,176	417,996
Siemens Energy AG(a)	22,160	3,108,794
Siemens Energy India Ltd.(a)	4,858	138,077
Sungrow Power Supply Co. Ltd., Class A	24,700	605,627
Sunrun, Inc.(a)	63,533	1,169,007
Suzlon Energy Ltd.(a)	187,589	110,099
T1 Energy, Inc.(a)	24,553	164,014
Thermon Group Holdings, Inc.(a)	5,387	200,181
Vertiv Holdings Co., Class A	14,036	2,273,972
Vestas Wind Systems A/S	14,946	404,247
Security	Shares	Value
Electrical Equipment (continued)
Vicor Corp.(a)	9,973	$ 1,093,041
Voltronic Power Technology Corp.	9,000	277,045
		51,665,914
Electronic Equipment, Instruments & Components — 2.2%
Advanced Energy Industries, Inc.	11,946	2,501,134
Aeva Technologies, Inc.(a)(b)	6,241	82,880
Amphenol Corp., Class A	36,258	4,899,906
Arlo Technologies, Inc.(a)	30,229	422,904
Arrow Electronics, Inc.(a)	1,643	181,026
Avnet, Inc.	1,953	93,900
Badger Meter, Inc.	9,048	1,578,062
Belden, Inc.	6,491	756,526
Benchmark Electronics, Inc.	7,855	335,880
BOE Technology Group Co. Ltd., Class A	1,867,800	1,127,535
Chroma ATE, Inc.	10,000	247,335
Cognex Corp.	19,911	716,398
Coherent Corp.(a)	2,236	412,698
Compeq Manufacturing Co. Ltd.	427,000	1,261,096
Corning, Inc.	1,134	99,293
Crane NXT Co.	160	7,531
CTS Corp.	9,889	423,941
Daktronics, Inc.(a)(b)	4,423	87,443
Delta Electronics Thailand PCL, NVDR	242,200	1,321,806
Delta Electronics, Inc.	169,000	5,155,165
ePlus, Inc.	2,712	237,842
Evolv Technologies Holdings, Inc., Class A(a)	27,391	196,120
Fabrinet(a)	11,161	5,081,380
Flex Ltd.(a)	35,133	2,122,736
Foxconn Industrial Internet Co. Ltd., Class A	41,100	364,808
Genius Electronic Optical Co. Ltd.	29,000	413,646
GoerTek, Inc., Class A	105,300	433,449
Halma PLC	13,166	624,922
Hexagon AB, B shares	20,724	244,102
Hon Hai Precision Industry Co. Ltd.	999,000	7,322,989
Insight Enterprises, Inc.(a)	10,935	890,874
IPG Photonics Corp.(a)	1,494	106,970
Itron, Inc.(a)	5,547	515,094
Jabil, Inc.	4,152	946,739
Keysight Technologies, Inc.(a)	3,453	701,615
Kimball Electronics, Inc.(a)	20,995	584,081
Knowles Corp.(a)	21,535	461,495
Kyocera Corp.	24,300	340,654
Lens Technology Co. Ltd., Class A	71,000	307,992
LG Innotek Co. Ltd.	8,482	1,595,191
Luxshare Precision Industry Co. Ltd., Class A	115,500	941,076
Methode Electronics, Inc.	36,515	242,460
Mirion Technologies, Inc., Class A(a)(b)	60,351	1,413,420
Murata Manufacturing Co. Ltd.	37,000	764,714
Napco Security Technologies, Inc.	13,254	552,692
nLight, Inc.(a)	28,768	1,079,088
Novanta, Inc.(a)	8,652	1,029,501
OSI Systems, Inc.(a)	3,999	1,019,985
Ouster, Inc.(a)(b)	19,216	415,834
PC Connection, Inc.	12,526	723,502
Plexus Corp.(a)	9,746	1,432,662
Primax Electronics Ltd.	360,000	877,864
Q Technology Group Co. Ltd.	51,000	55,131
Redington Ltd.	10,920	33,118
Rogers Corp.(a)	4,054	371,225
Samsung Electro-Mechanics Co. Ltd.	2,416	427,578
Sanmina Corp.(a)	16,109	2,417,478
ScanSource, Inc.(a)	13,491	526,958
Master Portfolio Schedule of Investments
21

Schedule of Investments (continued)
December 31, 2025
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Shennan Circuits Co. Ltd., Class A	1,800	$ 59,827
Sunny Optical Technology Group Co. Ltd.(b)	30,400	256,717
Synnex Technology International Corp.	429,000	790,720
TE Connectivity PLC	6,686	1,521,132
Teledyne Technologies, Inc.(a)	1,500	766,095
Tripod Technology Corp.	184,000	1,856,812
TTM Technologies, Inc.(a)	36,844	2,542,236
Vishay Precision Group, Inc.(a)(b)	2,586	99,561
WPG Holdings Ltd.	45,000	83,246
WT Microelectronics Co. Ltd.	108,000	470,545
Zebra Technologies Corp., Class A(a)	1,138	276,329
		68,252,664
Energy Equipment & Services — 0.4%
Archrock, Inc.	53,377	1,388,870
Borr Drilling Ltd.(b)	127,415	513,482
Bristow Group, Inc.(a)	8,507	311,526
Expro Group Holdings NV(a)	22,006	293,780
Helix Energy Solutions Group, Inc.(a)	57,754	362,118
Helmerich & Payne, Inc.	3,940	112,999
Kodiak Gas Services, Inc.	16,280	608,872
Liberty Energy, Inc., Class A	46,214	853,110
Noble Corp. PLC(b)	14,973	422,838
Oceaneering International, Inc.(a)	47,056	1,130,756
Oil States International, Inc.(a)	109,145	738,912
Patterson-UTI Energy, Inc.	206,921	1,264,287
ProPetro Holding Corp.(a)	50,412	479,418
RPC, Inc.(b)	59,013	321,031
Seadrill Ltd.(a)	6,713	232,270
SLB Ltd.	6,046	232,045
Smart Sand, Inc.	600	2,400
Solaris Energy Infrastructure, Inc., Class A(b)	9,062	416,580
Tidewater, Inc.(a)	10,524	531,567
Transocean Ltd.(a)	471,851	1,948,745
Valaris Ltd.(a)	3,119	157,198
		12,322,804
Entertainment — 0.9%
AMC Entertainment Holdings, Inc., Class A(a)	93,459	145,796
CD Projekt SA	1,886	125,996
Cinemark Holdings, Inc.	21,350	496,174
CJ ENM Co. Ltd.(a)	12,431	557,461
Electronic Arts, Inc.	2,461	502,856
Eros Media World PLC, Class A(a)	1,711	—
Eventbrite, Inc., Class A(a)	18,127	80,665
Gaia, Inc., Class A(a)	4,615	16,752
IMAX Corp.(a)	6,200	229,152
Liberty Live Holdings, Inc., Class A(a)	3	245
Liberty Live Holdings, Inc., Class C(a)	202	16,798
Liberty Media Corp.-Liberty Formula One, Class A(a)	71	6,346
Lionsgate Studios Corp.(a)	81,484	743,949
Madison Square Garden Entertainment Corp., Class A(a)	2,508	135,156
Marcus Corp.	27,269	422,942
NCSoft Corp.	7,058	988,300
NetEase, Inc.	110,455	3,040,293
Netflix, Inc.(a)	88,778	8,323,825
Nintendo Co. Ltd.	7,200	486,105
Playtika Holding Corp.	19,918	78,676
PVR Inox Ltd.(a)	49,570	559,989
ROBLOX Corp., Class A(a)	20,962	1,698,551
Roku, Inc., Class A(a)	8,853	960,462
Sphere Entertainment Co., Class A(a)(b)	4,547	432,329
Spotify Technology SA(a)	5,676	3,296,110
Security	Shares	Value
Entertainment (continued)
Starz Entertainment Corp.(a)	2,066	$ 24,172
Take-Two Interactive Software, Inc.(a)	1,900	486,457
Tencent Music Entertainment Group, ADR	41,575	728,810
Walt Disney Co.	32,164	3,659,298
Warner Bros Discovery, Inc., Class A(a)	22,449	646,980
		28,890,645
Financial Services — 2.2%
Affirm Holdings, Inc., Class A(a)	6,787	505,156
Alerus Financial Corp.	14,680	330,594
Bajaj Holdings & Investment Ltd.	283	35,676
Banco Latinoamericano de Comercio Exterior SA, Class E(b)	17,094	762,392
Berkshire Hathaway, Inc., Class B(a)	28,137	14,143,063
Block, Inc., Class A(a)	15,997	1,041,245
Burford Capital Ltd.(b)	21,507	191,842
Essent Group Ltd.	41,844	2,720,279
Euronet Worldwide, Inc.(a)	3,509	267,070
EVERTEC, Inc.	30,429	885,180
Fidelity National Information Services, Inc.	27,806	1,847,987
FirstRand Ltd.	615,454	3,372,682
Fiserv, Inc.(a)	19,622	1,318,010
Flywire Corp.(a)	15,872	224,748
Global Payments, Inc.	7,896	611,150
Groupe Bruxelles Lambert NV	7,561	672,357
HA Sustainable Infrastructure Capital, Inc.(b)	18,538	582,649
International Money Express, Inc.(a)	12,828	197,038
L&T Finance Ltd.	180,295	634,196
LIC Housing Finance Ltd.	28,123	168,991
M&G PLC	13,903	53,524
Marqeta, Inc., Class A(a)	19,403	92,164
Mastercard, Inc., Class A	17,005	9,707,814
MGIC Investment Corp.	14,282	417,320
NCR Atleos Corp.(a)	2,516	95,885
NewtekOne, Inc.(b)	5,096	57,840
NMI Holdings, Inc., Class A(a)	44,039	1,796,351
One 97 Communications Ltd.(a)	21,410	309,663
ORIX Corp.	42,800	1,251,783
Pagseguro Digital Ltd., Class A	74,388	717,100
PayPal Holdings, Inc.	3,390	197,908
Radian Group, Inc.	31,858	1,146,569
Remitly Global, Inc.(a)	84,310	1,163,478
Repay Holdings Corp., Class A(a)(b)	12,378	45,180
Rocket Cos., Inc., Class A	27,828	538,750
Sezzle, Inc.(a)(b)	2,549	161,798
Sofina SA	1,313	379,691
Sony Financial Group, Inc.(a)	141,300	149,743
StoneCo Ltd., Class A(a)	67,636	1,000,337
Toast, Inc., Class A(a)	6,818	242,107
UWM Holdings Corp., Class A	294	1,288
Velocity Financial, Inc.(a)	32,825	681,447
Visa, Inc., Class A	36,971	12,966,099
Voya Financial, Inc.	6,649	495,284
Walker & Dunlop, Inc.	10,512	632,297
Waterstone Financial, Inc.	24,206	400,609
Yuanta Financial Holding Co. Ltd.	1,411,000	1,763,129
		66,977,463
Food Products — 0.4%
Avanti Feeds Ltd.	15,288	142,510
AVI Ltd.	150,923	961,496
Britannia Industries Ltd.	7,895	529,763
Cal-Maine Foods, Inc.(b)	16,113	1,282,111
Chocoladefabriken Lindt & Spruengli AG	11	160,731
22
2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Food Products (continued)
Chocoladefabriken Lindt & Spruengli AG, Class N, Registered Shares	1	$ 146,656
CJ CheilJedang Corp.	2,644	381,271
Danone SA	6,756	609,385
Gruma SAB de CV, Class B	24,078	414,825
Hain Celestial Group, Inc.(a)	22,306	23,867
Hershey Co.	1,360	247,493
J & J Snack Foods Corp.	1,036	93,623
John B Sanfilippo & Son, Inc.	4,526	319,536
Kerry Group PLC, Class A	317	28,968
Marico Ltd.	67,200	560,934
Marzetti Co.	6,246	1,026,967
Mission Produce, Inc.(a)(b)	19,702	228,543
Nestle SA, Class N, Registered Shares	13,432	1,333,248
Sao Martinho SA	190,865	523,929
Seaboard Corp.	1	4,445
Simply Good Foods Co.(a)	3,970	79,718
SunOpta, Inc.(a)	27,979	106,320
Tiger Brands Ltd.	56,684	1,253,538
Tingyi Cayman Islands Holding Corp.	514,000	779,299
TreeHouse Foods, Inc.(a)	9,006	212,452
Uni-President China Holdings Ltd.	1,517,000	1,584,696
Utz Brands, Inc., Class A	18,210	189,020
Vital Farms, Inc.(a)	8,387	267,881
		13,493,225
Gas Utilities — 0.3%
Brookfield Infrastructure Corp., Class A(b)	42,320	1,921,328
Brookfield Infrastructure Corp., Class A	9,403	426,870
ENN Energy Holdings Ltd.	3,900	34,690
Indraprastha Gas Ltd.	143,457	310,992
Mahanagar Gas Ltd.	22,642	286,499
New Jersey Resources Corp.(b)	63,787	2,941,857
ONE Gas, Inc.	34,103	2,634,457
Southwest Gas Holdings, Inc.(b)	21,673	1,734,274
		10,290,967
Ground Transportation — 0.3%
ArcBest Corp.(b)	5,970	442,914
Container Corp. of India Ltd.	33,485	195,721
Covenant Logistics Group, Inc., Class A	17,607	388,058
Heartland Express, Inc.	9,981	90,129
Hertz Global Holdings, Inc.(a)	20,370	104,702
Lyft, Inc., Class A(a)	24,014	465,151
Marten Transport Ltd.	28,235	321,314
Norfolk Southern Corp.	2,165	625,079
RXO, Inc.(a)	39,879	504,071
Ryder System, Inc.	682	130,528
Schneider National, Inc., Class B	178	4,722
Uber Technologies, Inc.(a)	40,713	3,326,659
Union Pacific Corp.	14,240	3,293,997
		9,893,045
Health Care Equipment & Supplies — 1.2%
Abbott Laboratories	4,246	531,981
Accuray, Inc.(a)	53,847	44,402
Alphatec Holdings, Inc.(a)	34,590	727,774
AngioDynamics, Inc.(a)	30,135	386,933
AtriCure, Inc.(a)(b)	11,210	443,468
Axogen, Inc.(a)	6,947	227,375
Beta Bionics, Inc.(a)	4,449	135,561
Boston Scientific Corp.(a)	64,117	6,113,556
Ceribell, Inc.(a)	4,008	87,895
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Cerus Corp.(a)	381,685	$ 786,271
ClearPoint Neuro, Inc.(a)(b)	9,694	132,614
Dentsply Sirona, Inc.	19,302	220,622
Dexcom, Inc.(a)	1,753	116,347
Edwards Lifesciences Corp.(a)	2,233	190,363
Enovis Corp.(a)	17,549	467,505
Envista Holdings Corp.(a)	11,279	244,867
Glaukos Corp.(a)	17,147	1,936,068
Haemonetics Corp.(a)	12,415	995,062
Hologic, Inc.(a)	2,482	184,884
ICU Medical, Inc.(a)	3,088	440,565
Inspire Medical Systems, Inc.(a)	1,623	149,689
Insulet Corp.(a)	1,201	341,372
Integer Holdings Corp.(a)	1,408	110,429
Intuitive Surgical, Inc.(a)	4,966	2,812,544
iRadimed Corp.	10,448	1,016,381
iRhythm Technologies, Inc.(a)	10,548	1,871,637
Lantheus Holdings, Inc.(a)	14,424	959,917
LeMaitre Vascular, Inc.	8,051	652,936
LivaNova PLC(a)	16,814	1,034,565
Medtronic PLC	25,161	2,416,966
Merit Medical Systems, Inc.(a)	1,527	134,590
Nemaura Medical, Inc.(a)	2,006	—
Neogen Corp.(a)	65,090	454,979
NeuroPace, Inc.(a)	20,048	309,541
Novocure Ltd.(a)	73,155	945,894
Omnicell, Inc.(a)	20,702	937,801
OraSure Technologies, Inc.(a)	21,676	52,456
Orthofix Medical, Inc.(a)	7,510	113,852
PROCEPT BioRobotics Corp.(a)	10,802	339,831
Pulmonx Corp.(a)	5,803	12,825
QuidelOrtho Corp.(a)	5,464	156,052
RxSight, Inc.(a)	15,676	163,344
SI-BONE, Inc.(a)	22,759	448,808
Smith & Nephew PLC	2,971	49,411
STERIS PLC	3,709	940,306
Stryker Corp.	10,419	3,661,966
Tandem Diabetes Care, Inc.(a)	29,287	643,728
TransMedics Group, Inc.(a)(b)	9,460	1,150,809
Treace Medical Concepts, Inc.(a)	19,239	47,136
UFP Technologies, Inc.(a)	1,001	222,252
Varex Imaging Corp.(a)	40,064	466,746
		37,032,876
Health Care Providers & Services — 2.0%
Acadia Healthcare Co., Inc.(a)	7,301	103,601
AdaptHealth Corp.(a)	26,949	268,412
Addus HomeCare Corp.(a)	4,865	522,452
agilon health, Inc.(a)(b)	98,064	67,537
Alignment Healthcare, Inc.(a)	40,159	793,140
AMN Healthcare Services, Inc.(a)	7,633	120,296
Apollo Hospitals Enterprise Ltd.	8,674	680,203
Ardent Health, Inc.(a)	6,468	57,112
Astrana Health, Inc.(a)	6,290	156,055
Aveanna Healthcare Holdings, Inc.(a)	55,429	452,855
Bangkok Dusit Medical Services PCL, NVDR	576,200	352,896
Billiontoone, Inc., Class A, Class A(a)	32	2,619
BrightSpring Health Services, Inc.(a)	32,782	1,227,686
Brookdale Senior Living, Inc.(a)	44,064	475,451
Cardinal Health, Inc.	12,803	2,631,016
Castle Biosciences, Inc.(a)	16,251	632,164
Centene Corp.(a)	45,300	1,864,095
Master Portfolio Schedule of Investments
23

Schedule of Investments (continued)
December 31, 2025
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Providers & Services (continued)
Centogene NV(a)	910	$ 96
Cigna Group	11,554	3,180,007
Clover Health Investments Corp., Class A(a)(b)	93,467	219,647
Concentra Group Holdings Parent, Inc.	32,206	633,814
CorVel Corp.(a)	12,062	816,236
Cross Country Healthcare, Inc.(a)	8,400	68,040
CVS Health Corp.	15,412	1,223,096
Dr. Lal PathLabs Ltd.(c)	43,474	716,823
Elevance Health, Inc.	2,611	915,286
Encompass Health Corp.	27,285	2,896,030
Enhabit, Inc.(a)	32,345	298,221
Ensign Group, Inc.	12,868	2,241,606
Fortis Healthcare Ltd.	76,355	750,966
Fulgent Genetics, Inc.(a)	23,208	609,674
GeneDx Holdings Corp., Class A(a)	5,455	709,477
Guardant Health, Inc.(a)	38,246	3,906,446
Guardian Pharmacy Services, Inc., Class A(a)	7,310	219,958
HCA Healthcare, Inc.	5,035	2,350,640
HealthEquity, Inc.(a)	24,821	2,273,852
Henry Schein, Inc.(a)	4,656	351,900
Hims & Hers Health, Inc., Class A(a)(b)	66,192	2,149,254
Hinge Health, Inc., Class A(a)	7,525	349,536
Humana, Inc.	955	244,604
Labcorp Holdings, Inc.	1,554	389,868
LifeStance Health Group, Inc.(a)(b)	121,648	856,402
McKesson Corp.	4,657	3,820,091
Molina Healthcare, Inc.(a)(b)	3,125	542,313
Mouwasat Medical Services Co.	35,312	627,560
National HealthCare Corp.	3,985	546,304
NeoGenomics, Inc.(a)	30,935	363,796
Nutex Health, Inc.(a)(b)	647	106,509
Option Care Health, Inc.(a)	38,276	1,219,473
PACS Group, Inc.(a)	15,614	599,421
Pediatrix Medical Group, Inc.(a)	33,765	722,233
Pennant Group, Inc.(a)	13,086	368,371
Privia Health Group, Inc.(a)	61,891	1,467,436
Progyny, Inc.(a)	29,681	762,208
Quest Diagnostics, Inc.	3,905	677,635
RadNet, Inc.(a)	18,979	1,354,152
Select Medical Holdings Corp.	63,134	937,540
Sonic Healthcare Ltd.	20,383	306,906
Strata Critical Medical, Inc., Class A(a)(b)	6,966	33,506
Surgery Partners, Inc.(a)	8,764	135,404
Tenet Healthcare Corp.(a)	5,230	1,039,306
U.S. Physical Therapy, Inc.	2,712	211,780
UnitedHealth Group, Inc.	17,777	5,868,365
Universal Health Services, Inc., Class B	788	171,800
Viemed Healthcare, Inc.(a)	86,492	642,636
		61,303,814
Health Care REITs — 0.2%
Alexandria Real Estate Equities, Inc.(b)	19,954	976,549
American Healthcare REIT, Inc.	30,862	1,452,366
CareTrust REIT, Inc.(b)	33,029	1,194,329
Diversified Healthcare Trust	135,861	658,926
National Health Investors, Inc.(b)	1,693	129,294
Omega Healthcare Investors, Inc.	19,895	882,144
Sabra Health Care REIT, Inc.(b)	47,814	905,597
Universal Health Realty Income Trust	4,404	172,681
Ventas, Inc.	16,364	1,266,246
		7,638,132
Security	Shares	Value
Health Care Technology — 0.2%
Certara, Inc.(a)	381	$ 3,357
Doximity, Inc., Class A(a)	19,462	861,777
Evolent Health, Inc., Class A(a)	47,567	190,268
Health Catalyst, Inc.(a)	35,945	85,908
Phreesia, Inc.(a)	41,250	697,950
Pro Medicus Ltd.	3,575	525,036
Schrodinger, Inc./United States(a)	42,227	755,019
Teladoc Health, Inc.(a)(b)	55,391	387,737
Veeva Systems, Inc., Class A(a)	3,184	710,764
Waystar Holding Corp.(a)	20,085	657,784
		4,875,600
Hotel & Resort REITs — 0.1%
Apple Hospitality REIT, Inc.(b)	17,335	205,420
Braemar Hotels & Resorts, Inc.(b)	44,964	129,047
Chatham Lodging Trust	91,317	621,869
DiamondRock Hospitality Co.	64,623	579,022
Host Hotels & Resorts, Inc.(b)	101,265	1,795,428
Park Hotels & Resorts, Inc.(b)	740	7,740
RLJ Lodging Trust(b)	96,484	718,806
		4,057,332
Hotels, Restaurants & Leisure — 1.0%
Accel Entertainment, Inc., Class A(a)	17,951	204,821
Accor SA	1,032	58,180
Airbnb, Inc., Class A(a)	3,926	532,837
Aristocrat Leisure Ltd.	43,027	1,665,763
Booking Holdings, Inc.	753	4,032,564
Brinker International, Inc.(a)	9,559	1,371,908
Carnival Corp.(a)	12,598	384,743
Century Casinos, Inc.(a)	2,761	3,672
Chipotle Mexican Grill, Inc.(a)	23,299	862,063
Compass Group PLC	4,090	129,592
Darden Restaurants, Inc.(b)	2,814	517,832
DoorDash, Inc., Class A(a)	1,692	383,204
Entain PLC	4,110	42,248
Eternal Ltd.(a)	53,844	166,862
Expedia Group, Inc.	1,049	297,192
FDJ UNITED, Class A	439	12,152
Galaxy Entertainment Group Ltd.	75,000	369,811
Genius Sports Ltd.(a)	54,259	597,934
H World Group Ltd., ADR(b)	23,338	1,098,053
InterContinental Hotels Group PLC	794	111,580
Jubilant Foodworks Ltd.	19,213	119,517
Kangwon Land, Inc.	21,604	283,909
Las Vegas Sands Corp.	3,295	214,472
Life Time Group Holdings, Inc.(a)	29,512	784,429
Light & Wonder, Inc., Class A(a)(b)	1,581	162,985
Lindblad Expeditions Holdings, Inc.(a)(b)	12,879	185,715
Marriott Vacations Worldwide Corp.	3,346	193,031
McDonald’s Corp.	7,222	2,207,260
Meituan, Class B(a)(c)	265,360	3,516,601
Monarch Casino & Resort, Inc.	2,671	255,615
Norwegian Cruise Line Holdings Ltd.(a)	6,294	140,482
OPAP SA, Class R	82,663	1,855,480
Red Rock Resorts, Inc., Class A	12,606	780,942
Restaurant Brands International, Inc.	2,357	160,818
Rush Street Interactive, Inc., Class A(a)	54,653	1,061,908
Shake Shack, Inc., Class A(a)	7,446	604,392
Six Flags Entertainment Corp.(a)	13,263	203,454
Super Group SGHC Ltd.(b)	30,624	365,957
Sweetgreen, Inc., Class A(a)	16,069	108,626
Travel & Leisure Co.	399	28,141
24
2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Trip.com Group Ltd.	41,646	$ 2,986,076
Viking Holdings Ltd.(a)	11,580	826,928
Whitbread PLC	3,035	104,025
		29,993,774
Household Durables — 1.0%
Barratt Redrow PLC	4,136	21,247
Beazer Homes USA, Inc.(a)	18,339	371,732
Berkeley Group Holdings PLC	684	36,000
Cavco Industries, Inc.(a)	1,032	609,644
Century Communities, Inc.	30,144	1,789,046
Champion Homes, Inc.(a)	15,926	1,345,747
Cury Construtora e Incorporadora SA	53,869	316,870
D.R. Horton, Inc.	17,019	2,451,247
Dixon Technologies India Ltd.	805	108,609
Garmin Ltd.	3,534	716,872
Green Brick Partners, Inc.(a)	7,483	468,885
Haier Smart Home Co. Ltd., Class A	13,200	49,382
Haier Smart Home Co. Ltd., Class H	77,800	242,950
Installed Building Products, Inc.(b)	3,721	965,190
KB Home	7,433	419,295
Leggett & Platt, Inc.	54,251	596,761
Lennar Corp., B Shares	47	4,471
Lennar Corp., Class A	6,304	648,051
LGI Homes, Inc.(a)	6,194	266,094
M/I Homes, Inc.(a)	17,821	2,280,197
Meritage Homes Corp.	21,188	1,394,170
Midea Group Co. Ltd., Class A	282,100	3,159,780
Newell Brands, Inc.	125,068	465,253
NVR, Inc.(a)	134	977,231
Panasonic Holdings Corp.	131,800	1,708,659
PulteGroup, Inc.	4,574	536,347
Sekisui House Ltd.	51,200	1,142,438
Sonos, Inc.(a)	23,420	411,255
Sony Group Corp.	138,100	3,542,399
Taylor Morrison Home Corp., Class A(a)	36,341	2,139,395
Taylor Wimpey PLC	12,447	18,011
TCL Electronics Holdings Ltd.	172,000	229,769
Toll Brothers, Inc.	4,099	554,267
Tri Pointe Homes, Inc.(a)	39,192	1,233,372
Universal Electronics, Inc.(a)	2,805	10,126
		31,230,762
Household Products — 0.1%
Central Garden & Pet Co.(a)(b)	5,586	179,590
Central Garden & Pet Co., Class A(a)	16,179	472,265
Kimberly-Clark Corp.	3,970	400,533
Procter & Gamble Co.	16,789	2,406,031
Reckitt Benckiser Group PLC	1,902	153,909
Reynolds Consumer Products, Inc.(b)	178	4,080
Unicharm Corp.	54,900	313,684
Unilever Indonesia Tbk PT	961,300	149,888
WD-40 Co.(b)	1,203	236,871
		4,316,851
Independent Power and Renewable Electricity Producers — 0.2%
B Grimm Power PCL, NVDR	497,600	222,303
Brookfield Renewable Corp.(b)	418	16,026
Clearway Energy, Inc., Class A	7,809	245,359
Drax Group PLC	6,544	73,832
Global Power Synergy PCL, NVDR	367,000	418,303
Gulf Development PCL, NVDR(a)	536,900	708,610
Huaneng Power International, Inc., Class H	568,000	418,592
NTPC Ltd.	310,720	1,140,571
Security	Shares	Value
Independent Power and Renewable Electricity Producers (continued)
Ormat Technologies, Inc.	8,695	$ 960,537
Vistra Corp.	3,215	518,676
		4,722,809
Industrial Conglomerates — 0.8%
3M Co.	20,746	3,321,434
Astra International Tbk PT	286,700	115,069
Brookfield Business Corp., Class A	30,553	1,096,242
CITIC Ltd.	596,000	926,255
Fosun International Ltd.	207,500	116,935
GS Holdings Corp.	18,529	724,040
Hanwha Corp.	4,456	252,301
Hitachi Ltd.	49,500	1,552,397
Honeywell International, Inc.	59,332	11,575,080
Samsung C&T Corp.	451	74,908
Siemens AG, Class N, Registered Shares	8,381	2,347,320
Sime Darby Bhd.	1,674,700	886,605
SK Square Co. Ltd.(a)	1,371	349,136
SM Investments Corp.	64,090	762,010
Smiths Group PLC	14,732	465,977
		24,565,709
Industrial REITs — 0.1%
Americold Realty Trust, Inc.	30,534	392,667
EastGroup Properties, Inc.	4,220	751,751
First Industrial Realty Trust, Inc.	16,823	963,453
Industrial Logistics Properties Trust	10	56
LXP Industrial Trust(b)	2,888	143,187
Plymouth Industrial REIT, Inc.	9,201	201,318
Segro PLC	7,449	72,167
Terreno Realty Corp.	8,365	491,109
		3,015,708
Insurance — 3.0%
Admiral Group PLC	2,550	109,084
Aegon Ltd.	80,046	622,462
Aflac, Inc.	10,429	1,150,006
Ageas SA	14,245	998,017
AIA Group Ltd.	420,400	4,327,217
Allianz SE, Registered Shares	7,032	3,251,436
Allstate Corp.	11,788	2,453,672
Ambac Financial Group, Inc.(a)	28,780	223,908
American International Group, Inc.	5,899	504,660
AMERISAFE, Inc.	7,871	302,325
ASR Nederland NV	8,538	607,485
Assurant, Inc.	2,424	583,820
Assured Guaranty Ltd.	192	17,255
Aviva PLC	21,240	195,300
AXA SA	19,834	951,655
Baldwin Insurance Group, Inc., Class A(a)(b)	9,729	233,788
Beazley PLC	7,104	79,441
Bowhead Specialty Holdings, Inc.(a)	3,760	107,310
Brighthouse Financial, Inc.(a)	440	28,508
Cathay Financial Holding Co. Ltd.	688,000	1,659,583
China Life Insurance Co. Ltd., Class A	158,000	1,031,654
China Life Insurance Co. Ltd., Class H	723,000	2,555,756
China Pacific Insurance Group Co. Ltd., Class H	117,800	534,221
Chubb Ltd.	2,573	803,085
CNA Financial Corp.	88	4,201
CNO Financial Group, Inc.	22,883	971,841
Crawford & Co., Class A	27,575	310,219
Dai-ichi Life Holdings, Inc.	205,600	1,708,651
Donegal Group, Inc., Class A	25,804	515,564
eHealth, Inc.(a)	31,968	147,053
Master Portfolio Schedule of Investments
25

Schedule of Investments (continued)
December 31, 2025
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Insurance (continued)
FedNat Holding Co.(a)(d)	4,457	$ —
Fubon Financial Holding Co. Ltd.	236,000	722,313
Genworth Financial, Inc., Class A(a)	108,243	977,434
Gjensidige Forsikring ASA	9,066	270,968
Globe Life, Inc.	4,504	629,929
Goosehead Insurance, Inc., Class A	4,534	333,929
Hanover Insurance Group, Inc.	4,684	856,095
Hartford Insurance Group, Inc.	8,477	1,168,131
HCI Group, Inc.(b)	3,174	608,424
Helvetia Holding AG, Registered Shares	949	249,599
Heritage Insurance Holdings, Inc.(a)	7,118	208,273
Insurance Australia Group Ltd.	53,085	281,733
Japan Post Holdings Co. Ltd.	335,900	3,544,218
Kemper Corp.	206	8,351
Legal & General Group PLC	29,730	104,638
Lemonade, Inc.(a)(b)	17,148	1,220,595
Life Insurance Corp. of India	67,210	639,587
Marsh & McLennan Cos., Inc.	20,327	3,771,065
Max Financial Services Ltd.(a)	10,707	199,350
Mercury General Corp.	13,578	1,277,147
MetLife, Inc.	41,067	3,241,829
MS&AD Insurance Group Holdings, Inc.	44,900	1,054,118
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class N, Registered Shares	704	463,293
New China Life Insurance Co. Ltd., Class H	38,400	269,060
NN Group NV	22,614	1,744,548
Oscar Health, Inc., Class A(a)	71,485	1,027,240
Palomar Holdings, Inc.(a)	13,999	1,886,505
PB Fintech Ltd.(a)	1,528	31,077
People’s Insurance Co. Group of China Ltd., Class H	207,000	179,820
Phoenix Group Holdings PLC	3,457	34,224
PICC Property & Casualty Co. Ltd., Class H	742,000	1,559,986
Ping An Insurance Group Co. of China Ltd., Class A	225,614	2,214,046
Ping An Insurance Group Co. of China Ltd., Class H	613,000	5,149,017
Powszechny Zaklad Ubezpieczen SA	202,341	3,745,218
Principal Financial Group, Inc.	5,151	454,370
Progressive Corp.	21,810	4,966,573
Prudential Financial, Inc.	5,554	626,936
Prudential PLC	60,107	924,631
Reinsurance Group of America, Inc.	3,686	749,954
RLI Corp.	8	512
Root, Inc., Class A(a)	3,248	234,603
Sampo OYJ, A Shares	57,962	701,271
Samsung Life Insurance Co. Ltd.(a)	2,474	270,445
SBI Life Insurance Co. Ltd.(c)	11,867	268,990
Selective Insurance Group, Inc.	11,020	922,043
Selectquote, Inc.(a)	11,125	15,686
Skyward Specialty Insurance Group, Inc.(a)	10,281	525,462
Sompo Holdings, Inc.	27,200	923,228
Stewart Information Services Corp.	22,367	1,571,505
Sunshine Insurance Group Co. Ltd., Class H	1,134,000	565,826
Swiss Re AG	3,678	612,717
Tiptree, Inc.	20,565	375,723
Tokio Marine Holdings, Inc.	17,200	635,817
Travelers Cos., Inc.(b)	20,407	5,919,254
Trupanion, Inc.(a)(b)	8,128	303,743
Tryg A/S	30,213	790,112
United Fire Group, Inc.	11,197	407,011
Universal Insurance Holdings, Inc.	20,255	684,619
Security	Shares	Value
Insurance (continued)
White Mountains Insurance Group Ltd.	10	$ 20,780
Zurich Insurance Group AG, Class N	4,249	3,215,227
		93,347,975
Interactive Media & Services — 4.4%
Alphabet, Inc., Class A	113,762	35,607,506
Alphabet, Inc., Class C	90,024	28,249,531
Auto Trader Group PLC(c)	9,584	75,612
Baidu, Inc., Class A(a)	48,300	794,304
Bilibili, Inc., Class Z(a)	21,780	537,555
Cargurus, Inc., Class A(a)	13,822	530,074
Cars.com, Inc.(a)(b)	17,429	212,634
EverQuote, Inc., Class A(a)	26,792	723,384
fuboTV, Inc., Class A(a)(b)	67,315	169,634
Grindr, Inc.(a)	32,938	445,980
Kakao Corp.	18,343	764,927
Kuaishou Technology(c)	174,900	1,445,795
LY Corp.	201,500	536,181
MediaAlpha, Inc., Class A(a)	35,442	458,974
Meta Platforms, Inc., Class A	42,376	27,971,974
NAVER Corp.	8,400	1,412,052
Nextdoor Holdings, Inc., Class A(a)	31,290	65,709
Pinterest, Inc., Class A(a)	23,561	609,994
QuinStreet, Inc.(a)	53,517	769,039
REA Group Ltd.	1,609	196,145
Reddit, Inc., Class A(a)	2,570	590,766
Rightmove PLC	12,489	87,257
Shutterstock, Inc.(b)	26,946	514,669
Snap, Inc., Class A(a)	17,618	142,177
Tencent Holdings Ltd.	426,800	32,754,139
TrueCar, Inc.(a)	11,412	25,791
Yelp, Inc.(a)	19,900	604,761
ZipRecruiter, Inc., Class A(a)(b)	74,218	289,450
		136,586,014
IT Services — 1.0%
Accenture PLC, Class A	11,239	3,015,424
Amdocs Ltd.(b)	4,668	375,821
Applied Digital Corp.(a)(b)	61,166	1,499,790
ASGN, Inc.(a)	9,456	455,495
Backblaze, Inc., Class A(a)	3,029	14,115
BigBear.ai Holdings, Inc.(a)(b)	100,303	541,636
Capgemini SE	850	141,141
Cloudflare, Inc., Class A(a)	2,273	448,122
Cyient Ltd.	9,769	121,713
DigitalOcean Holdings, Inc.(a)	16,715	804,326
DXC Technology Co.(a)	9,918	145,299
EPAM Systems, Inc.(a)	691	141,572
Fastly, Inc., Class A(a)	45,388	462,050
Fujitsu Ltd.	10,500	288,570
Gartner, Inc.(a)	4,053	1,022,491
Globant SA(a)(b)	3,594	234,940
GoDaddy, Inc., Class A(a)	9,847	1,221,816
Grid Dynamics Holdings, Inc., Class A(a)	36,818	332,466
HCL Technologies Ltd.	56,301	1,017,550
Infosys Ltd.	219,187	3,947,313
Infosys Ltd., ADR(b)	12,997	231,607
International Business Machines Corp.	12,157	3,601,025
Kyndryl Holdings, Inc.(a)	2,126	56,467
LTIMindtree Ltd.(c)	9,334	630,421
MongoDB, Inc., Class A(a)	665	279,094
Mphasis Ltd.	9,961	309,169
26
2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
IT Services (continued)
NEC Corp.	40,500	$ 1,370,337
Otsuka Corp.	17,500	360,598
Persistent Systems Ltd.	7,144	498,752
Snowflake, Inc., Class A(a)	858	188,211
Tata Consultancy Services Ltd.	71,993	2,572,251
Tech Mahindra Ltd.	37,542	664,968
VeriSign, Inc.	7,339	1,783,010
Wipro Ltd.	176,765	518,236
Wix.com Ltd.(a)(b)	3,135	325,695
		29,621,491
Leisure Products — 0.1%
BRP, Inc.(b)	1,364	96,445
Hasbro, Inc.	16,399	1,344,718
Peloton Interactive, Inc., Class A(a)(b)	115,086	708,930
Polaris, Inc.(b)	12,802	809,726
Topgolf Callaway Brands Corp.(a)	25,810	301,203
		3,261,022
Life Sciences Tools & Services — 0.2%
10X Genomics, Inc., Class A(a)	23,334	380,578
AbCellera Biologics, Inc.(a)(b)	17,689	60,496
Adaptive Biotechnologies Corp.(a)	47,923	778,270
Anthem Biosciences Ltd.(a)	5,652	40,969
Azenta, Inc.(a)	17,699	588,669
Codexis, Inc.(a)	25,707	41,902
CryoPort, Inc.(a)	18,327	175,939
Cytek Biosciences, Inc.(a)	28,184	142,329
Danaher Corp.	5,580	1,277,374
Eurofins Scientific SE	756	55,285
Fortrea Holdings, Inc.(a)	17,868	308,223
MaxCyte, Inc.(a)	97,175	150,621
Mettler-Toledo International, Inc.(a)	222	309,510
Nautilus Biotechnology, Inc.(a)	2,915	5,684
OmniAb, Inc., 12.50 Earnout Shares(a)(d)	161	—
OmniAb, Inc., 15.00 Earnout Shares(a)(d)	161	—
Personalis, Inc.(a)(b)	16,155	128,594
Qiagen NV	10,163	457,030
Samsung Biologics Co. Ltd.(a)(c)	638	749,130
Sartorius Stedim Biotech	167	41,019
Seer, Inc., Class A(a)	6,637	12,146
Sotera Health Co.(a)	324	5,715
Tempus AI, Inc., Class A(a)(b)	1,707	100,798
Thermo Fisher Scientific, Inc.	1,817	1,052,861
		6,863,142
Machinery — 1.7%
Aebi Schmidt Holding AG	23,878	302,057
Astec Industries, Inc.	5,424	234,968
Atlas Copco AB, B Shares	12,855	205,509
Atmus Filtration Technologies, Inc.	27,962	1,451,507
Blue Bird Corp.(a)	9,595	450,965
Caterpillar, Inc.	5,057	2,897,004
CECO Environmental Corp.(a)	5,129	306,971
Chart Industries, Inc.(a)	10,071	2,076,942
Columbus McKinnon Corp.	17,530	302,392
Commercial Vehicle Group, Inc.(a)	3,113	4,483
Crane Co.(b)	5,015	924,916
CRRC Corp. Ltd., Class H	274,000	210,275
Cummins India Ltd.	11,690	576,912
Donaldson Co., Inc.(b)	10,511	931,905
Douglas Dynamics, Inc.	6,909	225,579
Security	Shares	Value
Machinery (continued)
Dover Corp.	4,773	$ 931,881
Energy Recovery, Inc.(a)	38,407	518,110
Enerpac Tool Group Corp., Class A	2,523	96,480
Enpro, Inc.	4,848	1,038,102
ESCO Technologies, Inc.	6,825	1,333,537
Escorts Kubota Ltd.	12,377	512,908
Federal Signal Corp.	16,029	1,740,589
Flowserve Corp.	2,182	151,387
Franklin Electric Co., Inc.	17,356	1,658,019
Gencor Industries, Inc.(a)	3,905	50,609
Graham Corp.(a)	1,643	105,530
Greenbrier Cos., Inc.(b)	20,171	942,793
Hanwha Engine(a)	3,343	99,543
Hanwha Ocean Co. Ltd.(a)	2,220	175,292
HD Hyundai Construction Equipment Co. Ltd.	3,165	216,331
HD Hyundai Heavy Industries Co. Ltd.	3,054	1,076,379
HD Hyundai Infracore Co. Ltd.	50,296	483,645
HD Korea Shipbuilding and Offshore Engineering Co. Ltd.	3,778	1,066,044
HD-Hyundai Marine Engine(a)	3,431	212,960
Helios Technologies, Inc.(b)	5,458	291,948
Hillenbrand, Inc.	15,444	489,884
Hurco Cos., Inc.(a)	1,419	21,924
Hyundai Rotem Co. Ltd.	3,968	517,509
IHI Corp.	19,900	349,854
Illinois Tool Works, Inc.	16,767	4,129,712
JBT Marel Corp.(b)	8,556	1,289,133
Kadant, Inc.(b)	2,575	733,926
Kaori Heat Treatment Co. Ltd.	5,000	92,169
Kennametal, Inc.	13,273	377,086
Kubota Corp.	21,900	310,338
Manitowoc Co., Inc.(a)	57,513	689,581
Microvast Holdings, Inc.(a)	31,493	88,180
Mitsubishi Heavy Industries Ltd.	58,800	1,435,451
MNC Solution Co. Ltd.	645	63,962
Mueller Industries, Inc.	15,685	1,800,638
Mueller Water Products, Inc., Class A(b)	36,887	878,648
Otis Worldwide Corp.	13,747	1,200,800
PACCAR, Inc.(b)	3,138	343,642
Parker-Hannifin Corp.	3,518	3,092,181
Proto Labs, Inc.(a)	6,089	308,042
REV Group, Inc.	12,617	767,240
Richtech Robotics, Inc., Class B(a)(b)	12,460	40,246
Samsung Heavy Industries Co. Ltd.(a)	35,995	601,918
Sany Heavy Equipment International Holdings Co. Ltd.	511,000	569,830
Schindler Holding AG	670	251,964
SNT Energy Co. Ltd.	6,699	170,059
SPX Technologies, Inc.(a)	12,401	2,480,944
Sunonwealth Electric Machine Industry Co. Ltd.	91,000	461,987
Terex Corp.(b)	8,651	461,790
Toyota Industries Corp.	1,800	204,060
Trelleborg AB, B Shares	4,280	180,922
Volvo AB, B Shares	4,194	133,472
Watts Water Technologies, Inc., Class A	4,435	1,224,149
Weichai Power Co. Ltd., Class A	164,700	406,043
Weichai Power Co. Ltd., Class H	177,000	429,546
Weir Group PLC	5,384	205,793
Worthington Enterprises, Inc.	18,158	936,408
Master Portfolio Schedule of Investments
27

Schedule of Investments (continued)
December 31, 2025
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Machinery (continued)
Xylem, Inc.	1,879	$ 255,882
ZMJ Group Co. Ltd., Class H	336,000	886,778
		52,686,163
Marine Transportation — 0.2%
AP Moller - Maersk A/S, Class A	53	121,569
AP Moller - Maersk A/S, Class B	254	582,816
COSCO SHIPPING Holdings Co. Ltd., Class H	237,500	419,313
Genco Shipping & Trading Ltd.(b)	28,355	522,583
Kirby Corp.(a)	12,711	1,400,498
Matson, Inc.(b)	14,868	1,836,941
Mitsui OSK Lines Ltd.	8,500	255,547
Nippon Yusen KK	2,900	93,936
Wisdom Marine Lines Co. Ltd.	113,000	243,730
		5,476,933
Media — 0.4%
AMC Networks, Inc., Class A(a)	9,502	90,459
Cable One, Inc.(b)	1,140	128,649
Charter Communications, Inc., Class A(a)	2,095	437,331
Comcast Corp., Class A	172,303	5,150,137
comScore, Inc.(a)	803	5,220
Cumulus Media, Inc., Class A(a)(b)	4,396	342
EchoStar Corp., Class A(a)	33,682	3,661,233
Entravision Communications Corp., Class A(b)	38,333	112,316
EW Scripps Co., Class A(a)	20,410	81,436
Fox Corp., Class A	2,588	189,105
Fox Corp., Class B	12,210	792,795
Gannett Co., Inc.(a)	19,296	99,374
Gray Media, Inc.	31,043	150,248
Ibotta, Inc., Class A(a)(b)	2,396	54,461
Informa PLC	11,848	140,579
John Wiley & Sons, Inc., Class A	5,415	165,861
Liberty Broadband Corp., Class A(a)	56	2,704
Magnite, Inc.(a)(b)	49,118	797,185
New York Times Co., Class A	5,125	355,778
News Corp., Class B	394	11,674
Publicis Groupe SA	937	97,305
PubMatic, Inc., Class A(a)	11,188	99,238
Sirius XM Holdings, Inc.	8,765	175,256
TechTarget, Inc.(a)	7,606	41,072
Thryv Holdings, Inc.(a)	29,529	178,651
Townsquare Media, Inc., Class A	4,763	24,482
Trade Desk, Inc., Class A(a)	18,870	716,305
		13,759,196
Metals & Mining — 2.1%
Alpha Metallurgical Resources, Inc.(a)(b)	6,834	1,365,980
Alrosa PJSC(a)(d)	667,929	84
American Battery Technology Co.(a)(b)	13,035	43,537
Aneka Tambang Tbk	2,333,300	439,551
Anglo American PLC	8,409	347,817
Anglogold Ashanti PLC	32,179	2,771,248
Anglogold Ashanti PLC(b)	5,561	474,242
ArcelorMittal SA(a)	16,737	768,555
Baoshan Iron & Steel Co. Ltd., Class A	3,396,700	3,628,830
Century Aluminum Co.(a)	26,426	1,035,371
China Hongqiao Group Ltd.	123,500	518,666
Citic Pacific Special Steel Group Co. Ltd., Class A	442,873	1,039,523
Cleveland-Cliffs, Inc.(a)	41,759	554,560
CMOC Group Ltd., Class H	393,000	976,416
Coeur Mining, Inc.(a)	163,190	2,909,678
Commercial Metals Co.	28,257	1,955,950
Security	Shares	Value
Metals & Mining (continued)
Compass Minerals International, Inc.(a)(b)	14,697	$ 288,649
Constellium SE, Class A(a)	81,058	1,527,943
Critical Metals Corp.(a)(b)	6,295	43,687
Elevra Lithium Ltd., ADR(a)(b)	2,356	123,855
Fortescue Ltd.	66,789	976,622
Freeport-McMoRan, Inc.	25,911	1,316,020
Glencore PLC	32,721	178,875
Gold Fields Ltd.	53,701	2,341,491
Gold Fields Ltd., ADR(b)	13,724	599,190
Grupo Mexico SAB de CV, Class B	262,594	2,479,459
Harmony Gold Mining Co. Ltd.	34,485	691,842
Hecla Mining Co.	149,966	2,877,848
Hindalco Industries Ltd.	90,587	894,028
Hindustan Zinc Ltd.	77,327	527,181
Hyundai Steel Co.	87,646	1,887,902
i-80 Gold Corp.(a)(b)	55,075	80,409
Idaho Strategic Resources, Inc.(a)(b)	2,908	117,192
Industrias Penoles SAB de CV(a)	25,827	1,357,848
Ivanhoe Electric, Inc.(a)	11,651	186,183
Jindal Saw Ltd.	54,625	102,123
Kaiser Aluminum Corp.	13,275	1,524,766
Korea Zinc Co. Ltd.	95	86,457
Kumba Iron Ore Ltd.	15,864	336,701
Materion Corp.	7,397	919,595
Merdeka Copper Gold Tbk. PT(a)	1,849,200	251,941
National Aluminium Co. Ltd.	331,220	1,157,603
Newmont Corp.(b)	12,978	1,295,853
NioCorp Developments Ltd.(a)	18,761	99,433
Novagold Resources, Inc.(a)	71,939	670,471
Nucor Corp.	2,242	365,693
Olympic Steel, Inc.	20,135	861,476
Perpetua Resources Corp.(a)	15,135	366,418
POSCO Holdings, Inc.	4,406	934,062
Press Metal Aluminium Holdings Bhd	342,200	600,161
Ramaco Resources, Inc., Class A(a)(b)	24,237	436,266
Ramaco Resources, Inc., Class B	346	4,066
Reliance, Inc.	322	93,016
Rio Tinto PLC	11,059	890,814
Royal Gold, Inc.(b)	1,677	372,780
Ryerson Holding Corp.(b)	14,670	369,097
Saudi Arabian Mining Co.(a)	79,341	1,288,773
Severstal PAO(a)(d)	6,166	1
Sibanye Stillwater Ltd.(a)	42,875	156,314
Southern Copper Corp.(b)	5,727	821,653
SSR Mining, Inc.(a)	51,687	1,132,979
Steel Authority of India Ltd.	725,538	1,188,581
SunCoke Energy, Inc.	71,636	515,779
Tata Steel Ltd.	259,477	519,799
thyssenkrupp AG	50,508	542,991
Tredegar Corp.(a)	17,482	125,521
U.S. Antimony Corp.(a)(b)	22,265	111,770
USA Rare Earth, Inc., Class A(a)(b)	15,449	183,843
Vale SA	142,890	1,865,724
Valterra Platinum Ltd.	7,363	623,561
Vedanta Ltd.	170,656	1,148,234
Warrior Met Coal, Inc.	16,225	1,430,558
Zijin Mining Group Co. Ltd., Class A	174,200	858,987
Zijin Mining Group Co. Ltd., Class H	638,000	2,921,041
		64,501,133
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Claros Mortgage Trust, Inc.(a)	8,641	26,442
28
2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
Granite Point Mortgage Trust, Inc.	72,641	$ 174,338
KKR Real Estate Finance Trust, Inc.(b)	22,716	186,726
Ladder Capital Corp., Class A(b)	17,757	195,149
Rithm Property Trust, Inc.(a)	1,736	28,783
TPG RE Finance Trust, Inc.	25,522	219,744
		831,182
Multi-Utilities — 0.4%
Ameren Corp.	2,471	246,754
Avista Corp.	62,202	2,397,265
Black Hills Corp.	27,776	1,928,210
Dubai Electricity & Water Authority PJSC	972,910	733,102
E.ON SE, Class N	40,843	773,359
Engie SA	89,885	2,361,219
National Grid PLC	21,384	327,998
Northwestern Energy Group, Inc.	19,934	1,286,540
Public Service Enterprise Group, Inc.	1,199	96,280
Veolia Environnement SA	13,851	481,980
WEC Energy Group, Inc.	5,587	589,205
		11,221,912
Office REITs — 0.1%
Brandywine Realty Trust(b)	44,968	131,306
City Office REIT, Inc.	10,330	72,207
COPT Defense Properties	50,739	1,410,544
Creative Media & Community Trust Corp.(a)	24	89
Highwoods Properties, Inc.	352	9,089
Postal Realty Trust, Inc., Class A	12,926	208,626
SL Green Realty Corp.(b)	6,147	281,963
		2,113,824
Oil, Gas & Consumable Fuels — 2.3%
Aegis Logistics Ltd.	24,220	193,543
Ardmore Shipping Corp.(b)	23,235	246,059
Bangchak Corp. PCL, NVDR	110,700	91,236
Bharat Petroleum Corp. Ltd.	221,856	949,039
BP PLC	59,823	348,885
California Resources Corp.	25,432	1,137,065
Cameco Corp.	2,552	233,678
Canadian Natural Resources Ltd.	20,631	698,798
Centrus Energy Corp., Class A(a)(b)	4,137	1,004,298
Cheniere Energy, Inc.	5,215	1,013,744
Chennai Petroleum Corp. Ltd.	8,757	81,510
Chevron Corp.	35,510	5,412,079
China Petroleum & Chemical Corp., Class H	2,039,400	1,224,979
Chord Energy Corp.	11,814	1,095,158
Civitas Resources, Inc.	4,795	129,897
Clean Energy Fuels Corp.(a)	132,869	279,025
CMB Tech NV(b)	11,587	111,815
CNX Resources Corp.(a)	27,765	1,020,919
Crescent Energy Co., Class A(b)	53,261	446,860
Delek U.S. Holdings, Inc.	21,049	624,313
Devon Energy Corp.	75,165	2,753,294
DHT Holdings, Inc.	7,712	94,163
Dorian LPG Ltd.	18,165	442,136
Encore Energy Corp.(a)	24,931	61,829
ENEOS Holdings, Inc.	287,500	2,034,092
Energy Fuels, Inc.(a)	64,829	942,614
Eni SpA	6,377	120,883
EOG Resources, Inc.	27,378	2,874,964
Excelerate Energy, Inc., Class A	8,823	247,485
Exxon Mobil Corp.(b)	37,336	4,493,014
Formosa Petrochemical Corp.	1,226,000	1,861,676
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
FutureFuel Corp.	24,696	$ 78,780
Golar LNG Ltd.(b)	16,323	607,379
Great Eastern Shipping Co. Ltd.	25,556	321,215
Green Plains, Inc.(a)	41,727	408,925
HD Hyundai Co. Ltd.	3,913	512,175
HF Sinclair Corp.	23,171	1,067,720
Hindustan Petroleum Corp. Ltd.	91,685	509,641
Indian Oil Corp. Ltd.	359,747	666,924
International Seaways, Inc.	13,769	668,485
Kinder Morgan, Inc.(b)	149,676	4,114,593
Kosmos Energy Ltd.(a)(b)	55,641	50,489
Lightbridge Corp.(a)	2,922	36,934
Magnolia Oil & Gas Corp., Class A(b)	16,071	351,794
Mangalore Refinery & Petrochemicals Ltd.(a)	18,075	30,605
Marathon Petroleum Corp.	4,458	725,004
Matador Resources Co.	3,095	131,352
Murphy Oil Corp.(b)	38,560	1,205,000
Northern Oil & Gas, Inc.(b)	34,173	733,694
Oil & Natural Gas Corp. Ltd.	295,692	791,262
Okeanis Eco Tankers Corp.(c)	3,111	105,276
ORLEN SA	25,342	676,549
Ovintiv, Inc.(b)	22,122	866,961
Par Pacific Holdings, Inc.(a)	23,881	839,178
PBF Energy, Inc., Class A	29,044	787,673
PetroChina Co. Ltd., Class A	398,000	593,673
PetroChina Co. Ltd., Class H	1,971,700	2,125,292
Petronet LNG Ltd.	124,526	393,597
Phillips 66	4,864	627,651
PTT Exploration & Production PCL, NVDR(b)	90,600	323,964
Reliance Industries Ltd.	345,613	6,047,749
Repsol SA	11,027	205,746
REX American Resources Corp.(a)	29,909	966,659
Santos Ltd.	215,091	883,419
Saudi Arabian Oil Co.(c)	326,559	2,073,700
Scorpio Tankers, Inc.	19,342	983,154
Shell PLC	24,304	895,657
SM Energy Co.	97,164	1,816,967
Summit Midstream Corp.(a)	7,104	189,535
Suncor Energy, Inc.	7,031	312,068
Talos Energy, Inc.(a)	38,892	428,590
Targa Resources Corp.	3,356	619,182
Thai Oil PCL, NVDR	274,600	312,896
TotalEnergies SE	7,745	504,958
Uranium Energy Corp.(a)(b)	127,985	1,494,865
Ur-Energy, Inc.(a)	14,138	19,652
Valero Energy Corp.(b)	6,024	980,647
Var Energi ASA	66,230	216,533
Williams Cos., Inc.	6,813	409,529
Woodside Energy Group Ltd.	15,958	248,827
World Kinect Corp.(b)	3,431	80,388
		72,311,556
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.(b)	10,111	816,564
Passenger Airlines — 0.3%
Alaska Air Group, Inc.(a)	8,993	452,348
American Airlines Group, Inc.(a)	28,637	439,005
Copa Holdings SA, Class A	142	17,127
Delta Air Lines, Inc.	27,374	1,899,755
easyJet PLC	17,362	119,103
InterGlobe Aviation Ltd.(c)	9,468	534,046
JetBlue Airways Corp.(a)	53,953	245,486
Master Portfolio Schedule of Investments
29

Schedule of Investments (continued)
December 31, 2025
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Passenger Airlines (continued)
Joby Aviation, Inc., Class A(a)	161,196	$ 2,127,787
Qantas Airways Ltd.	70,766	488,900
Singapore Airlines Ltd.	20,500	101,782
SkyWest, Inc.(a)	17,695	1,776,755
Southwest Airlines Co.(b)	10,682	441,487
Sun Country Airlines Holdings, Inc.(a)	22,249	320,163
United Airlines Holdings, Inc.(a)	13,029	1,456,903
		10,420,647
Personal Care Products — 0.1%
Hindustan Unilever Ltd.	31,790	819,236
Kenvue, Inc.	20,420	352,245
Kwality Walls India Ltd.(a)	31,790	14,219
L’Oreal SA	2,949	1,266,052
Natural Health Trends Corp.	3	9
Nature’s Sunshine Products, Inc.(a)	5,589	120,611
Nu Skin Enterprises, Inc., Class A	8,954	86,137
Unilever PLC	9,306	608,028
		3,266,537
Pharmaceuticals — 2.2%
Amneal Pharmaceuticals, Inc., Class A(a)	62,673	789,680
Amylyx Pharmaceuticals, Inc.(a)	40,398	488,008
Arvinas, Inc.(a)	45,147	535,443
Aspen Pharmacare Holdings Ltd.	22,934	161,743
AstraZeneca PLC	13,216	2,445,744
Atea Pharmaceuticals, Inc.(a)	68,110	243,153
Avadel Pharmaceuticals PLC(a)	17,054	367,514
Axsome Therapeutics, Inc.(a)	11,355	2,073,877
Bristol-Myers Squibb Co.	105,410	5,685,815
China Medical System Holdings Ltd.	95,000	157,774
Collegium Pharmaceutical, Inc.(a)	10,825	501,197
Consun Pharmaceutical Group Ltd.	107,000	215,371
Corcept Therapeutics, Inc.(a)	5,140	178,872
CorMedix, Inc.(a)(b)	8,434	98,087
Crinetics Pharmaceuticals, Inc.(a)(b)	23,198	1,079,867
CSPC Pharmaceutical Group Ltd.	74,000	80,293
Daiichi Sankyo Co. Ltd.	4,700	99,802
Edgewise Therapeutics, Inc.(a)	18,971	470,765
Eli Lilly & Co.	11,047	11,871,990
Esperion Therapeutics, Inc.(a)	35,611	131,761
EyePoint Pharmaceuticals, Inc.(a)	29,650	541,705
Fulcrum Therapeutics, Inc.(a)	18,400	208,104
Granules India Ltd.	14,871	99,057
GSK PLC	22,287	546,415
Hansoh Pharmaceutical Group Co. Ltd.(c)	52,000	240,933
Harmony Biosciences Holdings, Inc.(a)	17,734	663,606
Harrow, Inc.(a)(b)	9,871	483,679
Hikma Pharmaceuticals PLC	1,233	25,704
HUTCHMED China Ltd.(a)	122,000	323,406
Indivior PLC(a)	27,917	1,001,662
Ipsen SA	263	36,696
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	197,700	1,689,491
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class H(a)	27,000	247,526
Johnson & Johnson	29,167	6,036,111
Laurus Labs Ltd.(c)	30,900	380,883
LENZ Therapeutics, Inc.(a)(b)	6,955	111,280
Ligand Pharmaceuticals, Inc.(a)	920	173,944
Liquidia Corp.(a)	14,694	506,796
Lupin Ltd.	31,783	746,558
MBX Biosciences, Inc.(a)	4,361	137,546
Merck & Co., Inc.	7,092	746,504
Mind Medicine MindMed, Inc.(a)	12,673	169,691
Security	Shares	Value
Pharmaceuticals (continued)
Natco Pharma Ltd.	45,240	$ 455,149
Nektar Therapeutics(a)(b)	2,174	91,917
Novartis AG, Class N, Registered Shares	25,722	3,544,386
Novo Nordisk A/S, Class B	28,507	1,445,831
Nuvation Bio, Inc., Class A(a)	95,161	852,643
Ocular Therapeutix, Inc.(a)	52,348	635,505
Omeros Corp.(a)(b)	13,533	232,429
Pacira BioSciences, Inc.(a)	18,144	469,567
Pfizer, Inc.	170,874	4,254,763
Phathom Pharmaceuticals, Inc.(a)(b)	7,167	118,900
Phibro Animal Health Corp., Class A	11,039	412,417
Prestige Consumer Healthcare, Inc.(a)	3,010	185,687
Roche Holding AG	3,130	1,296,426
Royalty Pharma PLC, Class A	2,016	77,898
Rubicon Research Ltd.(a)	6,793	51,450
Sanofi SA	3,619	350,157
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	21,500	54,064
SIGA Technologies, Inc.	16,596	101,402
Simcere Pharmaceutical Group Ltd.(c)	618,000	949,384
Sino Biopharmaceutical Ltd.	1,781,000	1,417,030
ST Pharm Co. Ltd.	2,703	223,419
Strides Pharma Science Ltd.	25,335	253,920
Sun Pharmaceutical Industries Ltd.	30,189	578,052
Supernus Pharmaceuticals, Inc.(a)	15,469	768,809
Tarsus Pharmaceuticals, Inc.(a)	16,846	1,379,350
Terns Pharmaceuticals, Inc.(a)	21,004	848,562
TherapeuticsMD, Inc.(a)	745	1,214
Theravance Biopharma, Inc.(a)(b)	42,704	798,992
Torrent Pharmaceuticals Ltd.	4,996	213,843
Trevi Therapeutics, Inc.(a)	54,519	682,578
UCB SA	325	90,554
WaVe Life Sciences Ltd.(a)	42,891	729,147
Xeris Biopharma Holdings, Inc.(a)	41,045	322,203
Zoetis, Inc., Class A	4,554	572,984
		67,254,685
Professional Services — 0.9%
Alight, Inc., Class A	88,005	171,610
Automatic Data Processing, Inc.	7,764	1,997,134
Barrett Business Services, Inc.	12,440	450,452
Booz Allen Hamilton Holding Corp., Class A	2,252	189,979
Broadridge Financial Solutions, Inc.	1,824	407,062
Bureau Veritas SA	9,440	300,313
CACI International, Inc., Class A(a)	308	164,105
CBIZ, Inc.(a)	5,486	276,769
Computer Age Management Services Ltd.	13,917	114,904
Computershare Ltd.	8,374	189,785
Conduent, Inc.(a)	155,946	299,416
CRA International, Inc.	3,230	648,245
Dayforce, Inc.(a)	403	27,871
Equifax, Inc.	6,672	1,447,691
ExlService Holdings, Inc.(a)(b)	87,807	3,726,529
Experian PLC	17,584	792,802
Exponent, Inc.	10,840	752,946
Firstsource Solutions Ltd.	26,424	98,765
Franklin Covey Co.(a)	10,815	181,476
Genpact Ltd.	13,683	640,091
IBEX Holdings Ltd.(a)	9,162	349,805
ICF International, Inc.	9,189	783,822
Innodata, Inc.(a)	8,375	426,706
Insperity, Inc.	2,473	95,755
Kanzhun Ltd., ADR	15,324	312,303
30
2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Professional Services (continued)
KBR, Inc.	14,789	$ 594,518
Kforce, Inc.	6,797	210,163
Korn Ferry	10,799	712,950
Legalzoom.com, Inc.(a)	62,311	618,748
Leidos Holdings, Inc.	2,698	486,719
ManpowerGroup, Inc.	10,089	299,946
Maximus, Inc.	15,799	1,363,770
Paylocity Holding Corp.(a)	3,221	491,202
Planet Labs PBC, Class A(a)	69,238	1,365,373
Recruit Holdings Co. Ltd.	5,200	292,196
RELX PLC	5,227	210,579
Resources Connection, Inc.(b)	16,473	83,024
Robert Half, Inc.(b)	11,068	300,607
SGS SA, Registered Shares	4,345	498,405
SS&C Technologies Holdings, Inc.	3,033	265,145
Teleperformance SE	169	12,231
Thomson Reuters Corp.	7,751	1,022,869
TriNet Group, Inc.	9,597	567,471
TrueBlue, Inc.(a)	19,037	86,618
UL Solutions, Inc., Class A	3,188	251,406
Upwork, Inc.(a)	42,707	846,453
Verisk Analytics, Inc.	3,868	865,233
Verra Mobility Corp., Class A(a)	28,866	646,887
Willdan Group, Inc.(a)	7,175	743,760
Wolters Kluwer NV, Class C	6,584	681,947
		28,364,556
Real Estate Management & Development — 0.6%
Altisource Portfolio Solutions SA(a)	587	4,080
Anywhere Real Estate, Inc.(a)	30,700	434,712
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	482,900	598,370
China Overseas Land & Investment Ltd.	221,000	349,015
China Resources Land Ltd.	180,500	631,443
Compass, Inc., Class A(a)	142,747	1,508,836
Country Garden Services Holdings Co. Ltd.	368,000	285,682
Daito Trust Construction Co. Ltd.	19,500	371,318
Daiwa House Industry Co. Ltd.	22,000	730,814
DLF Ltd.	39,019	298,536
Emaar Development PJSC	67,426	278,032
Emaar Properties PJSC	750,023	2,862,495
eXp World Holdings, Inc.(b)	8,707	78,798
FirstService Corp.	1,682	261,574
Howard Hughes Holdings, Inc.(a)	114	9,094
Hulic Co. Ltd.(b)	26,200	286,659
Kennedy-Wilson Holdings, Inc.(b)	63,320	612,304
Marcus & Millichap, Inc.(b)	25,071	684,188
Mitsui Fudosan Co. Ltd.	14,800	168,191
Newmark Group, Inc., Class A	46,219	801,437
Nomura Real Estate Holdings, Inc.	123,600	763,027
Poly Property Services Co. Ltd., Class H	191,000	782,931
Real Brokerage, Inc.(a)	25,486	93,024
SM Prime Holdings, Inc.	494,700	191,296
St. Joe Co.	17,114	1,016,058
Sun Hung Kai Properties Ltd.	42,500	517,492
Tokyo Tatemono Co. Ltd.	40,900	927,195
Tokyu Fudosan Holdings Corp.	92,400	844,074
Vonovia SE	13,343	384,003
Yuexiu Property Co. Ltd.	609,000	310,334
Zillow Group, Inc., Class A(a)	187	12,759
		17,097,771
Residential REITs — 0.1%
Apartment Investment and Management Co., Class A	5,446	32,349
Security	Shares	Value
Residential REITs (continued)
Camden Property Trust	2,588	$ 284,887
Independence Realty Trust, Inc.	8,409	146,989
Invitation Homes, Inc.	50,396	1,400,505
Mid-America Apartment Communities, Inc.	778	108,072
NexPoint Residential Trust, Inc.	27,369	823,807
Veris Residential, Inc.	70,268	1,045,588
		3,842,197
Retail REITs — 0.4%
Agree Realty Corp.(b)	24,074	1,734,050
FrontView REIT, Inc.	61,383	906,013
Getty Realty Corp.	41,044	1,123,374
Kimco Realty Corp.	57,869	1,173,005
Kite Realty Group Trust	35,837	859,013
NETSTREIT Corp.	45,599	804,366
NNN REIT, Inc.	35,617	1,411,502
Phillips Edison & Co., Inc.	20,247	720,186
Saul Centers, Inc.	10,684	336,866
Simon Property Group, Inc.	7,838	1,450,892
Tanger, Inc.(b)	45,614	1,522,139
Urban Edge Properties(b)	66,946	1,284,694
Whitestone REIT(b)	12,967	180,112
		13,506,212
Semiconductors & Semiconductor Equipment — 9.8%
ACM Research, Inc., Class A(a)	12,940	510,483
Advanced Micro Devices, Inc.(a)	35,443	7,590,473
Advanced Wireless Semiconductor Co.	208,000	704,055
Advantest Corp.	6,900	872,490
Aehr Test Systems(a)(b)	3,136	63,316
Alpha & Omega Semiconductor Ltd.(a)	13,104	259,590
Ambarella, Inc.(a)	15,882	1,125,081
Analog Devices, Inc.	13,014	3,529,397
Anpec Electronics Corp.	61,000	418,393
Applied Materials, Inc.	8,250	2,120,168
ARM Holdings PLC, ADR(a)(b)	9,324	1,019,206
ASE Technology Holding Co. Ltd.	183,000	1,442,940
ASML Holding NV	5,238	5,644,051
ASPEED Technology, Inc.	6,000	1,380,421
Astera Labs, Inc.(a)	3,936	654,793
Axcelis Technologies, Inc.(a)	9,407	755,758
Broadcom, Inc.	89,238	30,885,272
Cirrus Logic, Inc.(a)	678	80,343
Cohu, Inc.(a)	9,887	230,071
Credo Technology Group Holding Ltd.(a)	48,302	6,950,175
Diodes, Inc.(a)	14,501	715,479
eMemory Technology, Inc.	1,000	54,921
Eo Technics Co. Ltd.	385	72,718
First Solar, Inc.(a)	349	91,169
FormFactor, Inc.(a)	15,314	854,215
GigaDevice Semiconductor, Inc., Class A	15,500	475,597
Global Unichip Corp.	4,000	268,949
Impinj, Inc.(a)	7,704	1,340,573
Infineon Technologies AG, Class N	10,747	468,902
Intel Corp.(a)	108,058	3,987,340
King Yuan Electronics Co. Ltd.	52,000	409,338
KLA Corp.	1,191	1,447,160
Kulicke & Soffa Industries, Inc.	20,512	934,527
Lam Research Corp.	34,026	5,824,571
LEENO Industrial, Inc.	5,788	242,694
Marvell Technology, Inc.(b)	18,949	1,610,286
MaxLinear, Inc.(a)	32,345	563,773
MediaTek, Inc.	90,000	4,086,467
Microchip Technology, Inc.	11,948	761,327
Master Portfolio Schedule of Investments
31

Schedule of Investments (continued)
December 31, 2025
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Micron Technology, Inc.	25,210	$ 7,195,186
Monolithic Power Systems, Inc.(b)	83	75,228
Nanya Technology Corp.(a)	146,000	896,101
Navitas Semiconductor Corp.(a)(b)	37,426	267,222
NVIDIA Corp.	456,084	85,059,666
Onto Innovation, Inc.(a)	1,770	279,412
Penguin Solutions, Inc.(a)	11,603	226,955
Phison Electronics Corp.	8,000	368,630
Photronics, Inc.(a)	8,983	287,456
Power Integrations, Inc.(b)	14,871	528,515
Powertech Technology, Inc.	114,000	628,401
Qnity Electronics, Inc.	4,652	379,836
Qorvo, Inc.(a)	2,627	222,008
QUALCOMM, Inc.	28,086	4,804,110
Rambus, Inc.(a)	35,471	3,259,430
Rigetti Computing, Inc.(a)(b)	94,731	2,098,292
Semtech Corp.(a)	19,605	1,444,692
Silergy Corp.	75,000	454,854
Silicon Laboratories, Inc.(a)	11,389	1,488,542
SiTime Corp.(a)	6,254	2,208,850
SK Hynix, Inc.	33,685	15,255,189
SkyWater Technology, Inc.(a)(b)	4,242	77,035
Skyworks Solutions, Inc.(b)	22,688	1,438,646
STMicroelectronics NV	2,748	71,819
Synaptics, Inc.(a)	10,671	789,867
Taiwan Semiconductor Manufacturing Co. Ltd.	1,489,000	73,195,154
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	11,123	3,380,168
Texas Instruments, Inc.	24,277	4,211,817
Tokyo Electron Ltd.	4,700	1,046,818
Tower Semiconductor Ltd.(a)(b)	4,327	508,076
Ultra Clean Holdings, Inc.(a)	17,659	447,302
United Microelectronics Corp.	114,000	178,021
Visual Photonics Epitaxy Co. Ltd.	94,000	452,184
Win Semiconductors Corp.	101,000	587,844
Winbond Electronics Corp.(a)	295,000	776,113
WONIK IPS Co. Ltd.	10,440	491,715
		305,527,636
Software — 5.2%
8x8, Inc.(a)	44,959	88,569
A10 Networks, Inc.	22,771	402,819
ACI Worldwide, Inc.(a)	38,889	1,859,283
Adobe, Inc.(a)	14,987	5,245,300
Agilysys, Inc.(a)	4,368	519,093
Alarm.com Holdings, Inc.(a)	34,053	1,737,384
Alkami Technology, Inc.(a)(b)	5,347	123,355
Amplitude, Inc., Class A(a)	89,998	1,042,177
Appian Corp., Class A(a)	16,185	573,273
AppLovin Corp., Class A(a)	2,348	1,582,129
Asana, Inc., Class A(a)(b)	36,148	495,589
Asseco Poland SA	2,554	161,795
Atlassian Corp., Class A(a)	4,700	762,058
Aurora Innovation, Inc., Class A(a)(b)	74,962	287,854
Autodesk, Inc.(a)	1,869	553,243
AvePoint, Inc., Class A(a)	8,831	122,663
Birlasoft Ltd.	9,260	44,661
Bit Digital, Inc.(a)(b)	70,511	133,266
Bitdeer Technologies Group, Class A(a)(b)	14,596	163,621
Blackbaud, Inc.(a)	1,846	116,889
Blend Labs, Inc., Class A(a)	49,794	151,374
Box, Inc., Class A(a)	53,707	1,606,376
Braze, Inc., Class A(a)	20,196	692,521
Security	Shares	Value
Software (continued)
C3.ai, Inc., Class A(a)(b)	62,250	$ 839,130
Cadence Design Systems, Inc.(a)	2,637	824,273
Cerence, Inc.(a)	24,964	266,865
Check Point Software Technologies Ltd.(a)(b)	2,946	546,660
Cipher Mining, Inc.(a)(b)	83,256	1,228,859
Cleanspark, Inc.(a)	76,257	771,721
Clear Secure, Inc., Class A	12,852	450,848
Clearwater Analytics Holdings, Inc., Class A(a)	70,760	1,706,731
Commvault Systems, Inc.(a)	9,756	1,223,012
Confluent, Inc., Class A(a)	4,314	130,455
Core Scientific, Inc.(a)	62,228	906,040
Crowdstrike Holdings, Inc., Class A(a)	1,642	769,704
CyberArk Software Ltd.(a)	545	243,103
Daily Journal Corp.(a)(b)	594	289,468
Dassault Systemes SE	8,826	246,583
Datadog, Inc., Class A(a)	1,118	152,037
Digital Turbine, Inc.(a)	47,298	236,490
Domo, Inc., Class B(a)	15,750	132,772
D-Wave Quantum, Inc.(a)(b)	88,688	2,319,191
Dynatrace, Inc.(a)	2,885	125,036
Elastic NV(a)	16,726	1,261,809
Expensify, Inc., Class A(a)	39,473	59,604
Five9, Inc.(a)	25,359	508,448
Freshworks, Inc., Class A(a)	76,770	940,432
Gitlab, Inc., Class A(a)(b)	4,051	152,034
Guidewire Software, Inc.(a)	1,031	207,241
HubSpot, Inc.(a)	1,570	630,041
Hut 8 Corp.(a)	23,575	1,083,035
Intapp, Inc.(a)	10,641	487,571
InterDigital, Inc.(b)	6,812	2,168,805
Intuit, Inc.	5,445	3,606,877
Jamf Holding Corp.(a)	13,353	173,722
JFrog Ltd.(a)	4,946	308,927
Kingdee International Software Group Co. Ltd.(a)	30,000	51,431
Klaviyo, Inc., Series A(a)	5,192	168,584
Life360, Inc.(a)(b)	1,331	85,370
LiveRamp Holdings, Inc.(a)	33,704	989,886
Manhattan Associates, Inc.(a)	2,554	442,634
MARA Holdings, Inc.(a)(b)	86,110	773,268
Marin Software, Inc.(a)(d)	268	—
Microsoft Corp.	144,335	69,803,293
Monday.com Ltd.(a)	512	75,551
N-able, Inc.(a)	14,574	109,013
nCino, Inc.(a)(b)	192	4,923
Nice Ltd.(a)	1,479	167,182
Ooma, Inc.(a)	29,605	347,267
Oracle Corp.	33,203	6,471,597
Pagaya Technologies Ltd., Class A(a)	21,308	445,337
Palantir Technologies, Inc., Class A(a)	43,682	7,764,475
Palo Alto Networks, Inc.(a)(b)	6,573	1,210,747
Porch Group, Inc.(a)	23,597	215,441
Progress Software Corp.(a)(b)	12,396	532,532
Q2 Holdings, Inc.(a)	19,818	1,430,067
Qualys, Inc.(a)	13,468	1,789,897
Rapid7, Inc.(a)	19,683	299,182
Rezolve AI PLC(a)	61,991	159,317
RingCentral, Inc., Class A(a)(b)	14,701	424,565
Riot Platforms, Inc.(a)	91,687	1,161,674
Rubrik, Inc., Class A(a)	6,943	531,001
Sage Group PLC	14,782	214,996
Salesforce, Inc.	22,992	6,090,811
SAP SE	14,218	3,454,526
32
2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software (continued)
ServiceNow, Inc.(a)	19,970	$ 3,059,204
SoundHound AI, Inc., Class A(a)(b)	88,681	884,150
Sprout Social, Inc., Class A(a)	32,552	366,861
Strategy, Inc., Class A(a)(b)	2,709	411,633
Synchronoss Technologies, Inc.(a)	1,528	13,080
Synopsys, Inc.(a)	2,437	1,144,708
Tanla Platforms Ltd.	11,285	65,997
Technology One Ltd.	7,052	130,790
Tenable Holdings, Inc.(a)	46,693	1,098,686
Teradata Corp.(a)	809	24,626
Terawulf, Inc.(a)(b)	75,068	862,531
Upland Software, Inc.(a)	9,814	14,034
Varonis Systems, Inc.(a)	14,395	472,156
Viant Technology, Inc., Class A(a)	2,216	26,681
Workday, Inc., Class A(a)	1,879	403,572
Workiva, Inc., Class A(a)(b)	15,376	1,326,180
Xero Ltd.(a)	4,099	310,515
Xperi, Inc.(a)	15,656	91,744
Yext, Inc.(a)	24,034	193,714
Zeta Global Holdings Corp., Class A(a)(b)	65,627	1,335,509
Zscaler, Inc.(a)(b)	491	110,436
		161,024,190
Specialized REITs — 0.5%
American Tower Corp.	10,683	1,875,614
Crown Castle, Inc.	2,455	218,176
CubeSmart	117,979	4,253,143
Digital Realty Trust, Inc.	11,648	1,802,062
EPR Properties(b)	19,936	994,806
Equinix, Inc.	2,270	1,739,183
Four Corners Property Trust, Inc.	58,545	1,350,048
Iron Mountain, Inc.	13,271	1,100,830
Millrose Properties, Inc., Class A	1,679	50,152
National Storage Affiliates Trust(b)	3,473	97,973
Outfront Media, Inc.	4,041	97,388
Public Storage	2,120	550,140
Rayonier, Inc.(b)	531	11,496
Safehold, Inc.(b)	23,105	316,308
VICI Properties, Inc.	7,951	223,582
		14,680,901
Specialty Retail — 1.1%
1-800-Flowers.com, Inc., Class A(a)(b)	14,793	58,136
Abercrombie & Fitch Co., Class A(a)	14,728	1,853,813
Abu Dhabi National Oil Co. for Distribution PJSC	972,394	1,032,561
Academy Sports & Outdoors, Inc.(b)	11,915	595,273
Advance Auto Parts, Inc.(b)	13,362	525,127
American Eagle Outfitters, Inc.	53,466	1,409,898
America’s Car-Mart, Inc.(a)(b)	2,682	67,747
Arhaus, Inc., Class A(a)	9,557	107,134
Asbury Automotive Group, Inc.(a)	5,768	1,341,233
AutoZone, Inc.(a)	297	1,007,275
Bath & Body Works, Inc.	2,321	46,606
Best Buy Co., Inc.	7,176	480,290
Boot Barn Holdings, Inc.(a)	9,316	1,643,995
BrainBees Solutions Ltd.(a)	72,293	230,905
Build-A-Bear Workshop, Inc.(b)	3,216	197,044
Camping World Holdings, Inc., Class A(b)	35,006	340,608
CarMax, Inc.(a)	2,665	102,976
CarParts.com, Inc.(a)	91,439	45,720
Carvana Co., Class A(a)	1,051	443,543
Chow Tai Fook Jewellery Group Ltd.	170,400	272,240
Citi Trends, Inc.(a)	1,582	65,748
Security	Shares	Value
Specialty Retail (continued)
EVgo, Inc., Class A(a)	73,616	$ 214,223
Five Below, Inc.(a)	1,100	207,196
Gap, Inc.	8,344	213,606
Genesco, Inc.(a)	5,748	142,378
Group 1 Automotive, Inc.	4,774	1,877,614
Grupo SBF SA	136,462	321,757
Haverty Furniture Cos., Inc.(b)	14,914	348,391
Home Depot, Inc.	8,040	2,766,564
Industria de Diseno Textil SA	6,682	440,776
JB Hi-Fi Ltd.	6,068	388,426
JD Sports Fashion PLC	10,049	11,390
Kingfisher PLC	7,173	30,195
Lithia Motors, Inc., Class A	2,291	761,368
Lojas Renner SA	306,807	751,408
Monro, Inc.(b)	24,726	495,509
Mr. Price Group Ltd.	25,054	264,731
National Vision Holdings, Inc.(a)	8,172	211,001
O’Reilly Automotive, Inc.(a)	6,481	591,132
Penske Automotive Group, Inc.(b)	502	79,462
Petco Health & Wellness Co., Inc.(a)	28,687	80,610
Pop Mart International Group Ltd.(c)	21,800	525,962
PTT Oil & Retail Business PCL, NVDR	1,956,200	824,280
RealReal, Inc.(a)	34,729	548,024
Revolve Group, Inc., Class A(a)	23,750	717,012
Sally Beauty Holdings, Inc.(a)(b)	18,535	264,309
Shift Technologies, Inc., Class A(a)(d)	304	—
Signet Jewelers Ltd.(b)	7,937	657,819
Sonic Automotive, Inc., Class A(b)	11,599	717,514
Stitch Fix, Inc., Class A(a)	83,958	440,780
ThredUp, Inc., Class A(a)	24,468	156,351
TJX Cos., Inc.	17,452	2,680,802
Topsports International Holdings Ltd.(c)	577,000	216,102
Upbound Group, Inc.(b)	22,785	400,105
Urban Outfitters, Inc.(a)	21,375	1,608,682
Victoria’s Secret & Co.(a)	22,453	1,216,279
Warby Parker, Inc., Class A(a)(b)	29,971	653,068
Wayfair, Inc., Class A(a)(b)	4,535	455,359
Winmark Corp.(b)	1,459	590,807
Zhongsheng Group Holdings Ltd.	40,500	60,613
Zumiez, Inc.(a)	31,978	833,027
		35,632,504
Technology Hardware, Storage & Peripherals — 4.1%
Apple, Inc.	281,512	76,531,852
Asia Vital Components Co. Ltd.	22,000	1,055,882
ASROCK, Inc.	38,000	299,332
Canon, Inc.(b)	13,400	396,487
Chenbro Micom Co. Ltd.	10,000	318,196
Corsair Gaming, Inc.(a)	11,867	70,490
Dell Technologies, Inc., Class C	13,016	1,638,454
Getac Holdings Corp.	231,000	858,879
Hewlett Packard Enterprise Co.	29,440	707,149
HP, Inc.	21,233	473,071
Innodisk Corp.	9,000	165,001
IonQ, Inc.(a)(b)	95,247	4,273,733
Lenovo Group Ltd.	40,000	47,568
Logitech International SA, Class N, Registered Shares	1,981	201,107
Micro-Star International Co. Ltd.	41,000	125,051
Pure Storage, Inc., Class A(a)	6,995	468,735
Quantum Computing, Inc.(a)(b)	51,282	526,153
Samsung Electronics Co. Ltd.	345,080	28,922,842
Master Portfolio Schedule of Investments
33

Schedule of Investments (continued)
December 31, 2025
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
Samsung Electronics Co. Ltd., GDR, Registered Shares	161	$ 330,785
Sandisk Corp.(a)	3,672	871,659
Seagate Technology Holdings PLC(b)	1,465	403,446
Super Micro Computer, Inc.(a)	7,817	228,804
Turtle Beach Corp.(a)(b)	4,110	57,663
Western Digital Corp.	7,785	1,341,122
Wistron Corp.	126,000	602,158
Wiwynn Corp.	4,000	569,866
Xiaomi Corp., Class B(a)(c)	970,600	4,898,452
		126,383,937
Textiles, Apparel & Luxury Goods — 0.3%
Amer Sports, Inc.(a)	10,720	400,392
ANTA Sports Products Ltd.	10,600	110,076
Capri Holdings Ltd.(a)	9,407	229,531
Cie Financiere Richemont SA, Class A, Registered Shares	2,550	549,910
Culp, Inc.(a)	3,659	13,026
Deckers Outdoor Corp.(a)	1,672	173,336
Figs, Inc., Class A(a)	18,627	211,603
G-III Apparel Group Ltd.	32,803	949,975
Hermes International SCA	426	1,057,694
Kontoor Brands, Inc.(b)	7,639	466,666
Levi Strauss & Co., Class A	15,855	328,833
LVMH Moet Hennessy Louis Vuitton SE	2,873	2,165,482
Pandora A/S	2,288	253,021
Ralph Lauren Corp., Class A	1,375	486,214
Steven Madden Ltd.	3,187	132,707
Tapestry, Inc.	3,339	426,624
Titan Co. Ltd.	17,913	808,653
Under Armour, Inc., Class C(a)	626	3,005
Unifi, Inc.(a)	3,830	13,405
Wolverine World Wide, Inc.(b)	10,631	192,952
Xtep International Holdings Ltd.	1,235,500	843,321
		9,816,426
Tobacco — 0.7%
Altria Group, Inc.	121,732	7,019,067
British American Tobacco PLC	54,416	3,084,880
Imperial Brands PLC	11,315	475,119
ITC Ltd.	184,893	829,819
Japan Tobacco, Inc.(b)	47,500	1,707,259
KT&G Corp.	2,657	262,094
Philip Morris International, Inc.	45,068	7,228,907
Turning Point Brands, Inc.	5,413	586,769
		21,193,914
Trading Companies & Distributors — 0.5%
AerCap Holdings NV	16,580	2,383,541
Air Lease Corp., Class A	1,142	73,351
Applied Industrial Technologies, Inc.(b)	6,327	1,624,584
Ashtead Group PLC	4,821	328,692
BlueLinx Holdings, Inc.(a)	6,359	390,633
Boise Cascade Co.	17,505	1,288,368
Bunzl PLC	11,373	317,579
DNOW, Inc.(a)	89,919	1,191,427
DXP Enterprises, Inc.(a)	3,864	424,229
Ferguson Enterprises, Inc.	5,342	1,189,289
FTAI Aviation Ltd.	783	154,133
GATX Corp.	5,915	1,003,184
Global Industrial Co.	11,006	321,595
Security	Shares	Value
Trading Companies & Distributors (continued)
Herc Holdings, Inc.(b)	7,624	$ 1,131,249
Karat Packaging, Inc.(b)	6,126	138,264
McGrath RentCorp	6,549	687,187
Mitsui & Co. Ltd.	19,600	582,068
Posco International Corp.	877	30,235
Rush Enterprises, Inc., Class A(b)	22,069	1,190,402
Sumitomo Corp.	10,100	349,586
United Rentals, Inc.	122	98,737
Xometry, Inc., Class A(a)	12,466	741,353
		15,639,686
Transportation Infrastructure — 0.1%
Adani Ports & Special Economic Zone Ltd.	34,159	559,184
Aena SME SA(c)	5,190	145,013
Aeroports de Paris SA	465	60,681
Airports of Thailand PCL, NVDR	594,900	998,039
Getlink SE	1,653	30,513
GMR Airports Ltd.(a)	436,549	507,651
Grupo Aeroportuario del Centro Norte SAB de CV, Class B	17,910	242,211
International Container Terminal Services, Inc.	159,350	1,529,164
		4,072,456
Water Utilities — 0.1%
California Water Service Group	6,257	271,116
Essential Utilities, Inc.	856	32,836
Guangdong Investment Ltd.	222,000	193,673
H2O America(b)	14,188	695,070
Severn Trent PLC	2,583	96,994
United Utilities Group PLC	6,343	101,909
VA Tech Wabag Ltd., Class B	30,216	438,894
		1,830,492
Wireless Telecommunication Services — 0.6%
Advanced Info Service PCL, NVDR	121,700	1,208,495
America Movil SAB de CV, Series B	1,100,192	1,138,224
Bharti Airtel Ltd.	211,124	4,955,393
Bharti Hexacom Ltd.	7,006	142,407
Etihad Etisalat Co.	63,607	1,117,595
Far EasTone Telecommunications Co. Ltd.	28,000	78,626
Mobile Telecommunications Co. Saudi Arabia	432,844	1,203,130
MTN Group Ltd.	106,711	1,092,475
SoftBank Corp.	1,361,100	1,868,733
SoftBank Group Corp.	93,200	2,614,569
Spok Holdings, Inc.	18,820	248,236
Telephone and Data Systems, Inc.	22,167	908,847
T-Mobile U.S., Inc.	9,425	1,913,652
Vodafone Idea Ltd.(a)	420,774	50,444
		18,540,826
Total Common Stocks — 88.8% (Cost: $2,053,495,321)		2,757,934,367
Preferred Securities
Preferred Stocks — 0.3%
Automobiles — 0.0%
TVS Motor Co. Ltd., 6.00%(a)	47,640	5,300
34
2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Banks — 0.2%
Banco Bradesco SA	544,209	$ 1,781,659
Itau Unibanco Holding SA	637,969	4,559,479
		6,341,138
Electric Utilities — 0.0%
Axia Energia
Class B,	53,852	515,155
Class C, (a)	14,154	126,875
		642,030
Oil, Gas & Consumable Fuels — 0.1%
Petroleo Brasileiro SA - Petrobras	518,699	2,911,694
Real Estate Management & Development — 0.0%
Brookfield Property Preferred LP, 6.25%, 07/26/81	7	109
		9,900,271
Total Preferred Securities — 0.3% (Cost: $8,736,290)		9,900,271
Rights
Biotechnology — 0.0%
Albireo Pharma, Inc., CVR(d)	1,592	5,843
Blueprint Medicines Corp., CVR(d)	17,094	16,752
Catalyst Biosciences, Inc., CVR(b)(d)	6,436	—
Chinook Therapeutics, CVR(d)	3,288	559
Contra Akero Therapeutics, CVR(a)(d)	16,767	10,899
Inhibrx, Inc., CVR(d)	4,627	7,588
Kinnate Biopharma, Inc., CVR(b)	3,570	182
Korro Bio, Inc., CVR(d)	4,657	—
Mirati Therapeutics, Inc. CVR(d)	144	114
Poseida Therapeutics, Inc., CVR(d)	15,396	22,478
Prevail Therapeutics, CVR(d)	1,105	553
Q32 Bio, CVR	6,560	1
Surface Oncology, Inc., CVR	4,415	415
		65,384
Consumer Staples Distribution & Retail(d) — 0.0%
Eli Lilly and Company, CVR	1,837	—
Walgreens Boots Alliance, Inc., CVR	6,889	3,651
		3,651
Health Care Equipment & Supplies — 0.0%
Abiomed, Inc., CVR(d)	134	310
Paragon 28, Inc., CVR	10,680	961
		1,271
Metals & Mining — 0.0%
Pan American Silver Corp.(a)	16,660	8,247
Paper & Forest Products — 0.0%
Resolute Forest Products, Inc., CVR(d)	3,951	2,687
Security	Shares	Value
Pharmaceuticals — 0.0%
Flexion Therapeutics, CVR(d)	3,275	$ 524
Total Rights — 0.0% (Cost: $49,655)		81,764
Warrants
Real Estate Management & Development(a) — 0.0%
Altisource Portfolio Solutions SA, (Issued 02/14/25, Exercisable 02/14/26, 0.20 Share for 1 Warrant, Expires 04/30/32, Strike Price USD 15.60)	4,699	1,903
Altisource Portfolio Solutions SA, (Issued 02/14/25, Exercisable 02/15/26, 0.20 Share for 1 Warrant, Expires 04/02/29, Strike Price USD 15.60)	4,699	1,551
		3,454
Total Warrants — 0.0% (Cost: $ — )		3,454
Total Long-Term Investments — 89.1% (Cost: $2,062,281,266)		2,767,919,856
Short-Term Securities
Money Market Funds — 15.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.89%(e)(f)(g)	130,379,179	130,444,369
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.72%(e)(f)	334,938,183	334,938,183
Total Short-Term Securities — 15.0% (Cost: $465,342,345)		465,382,552
Total Investments — 104.1% (Cost: $2,527,623,611)		3,233,302,408
Liabilities in Excess of Other Assets — (4.1)%		(126,041,828)
Net Assets — 100.0%		$ 3,107,260,580

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Master Portfolio.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Master Portfolio for compliance purposes.
Master Portfolio Schedule of Investments
35

Schedule of Investments (continued)
December 31, 2025
Diversified Equity Master Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Master Portfolio during the year ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/25	Shares Held at 12/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 128,226,189	$ 2,219,031 (a)	$ —	$ 1,461	$ (2,312)	$ 130,444,369	130,379,179	$ 602,449 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	330,728,909	4,209,274 (a)	—	—	—	334,938,183	334,938,183	12,138,438	—
				$ 1,461	$ (2,312)	$ 465,382,552		$ 12,740,887	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-mini Russell 2000 Index	38	03/20/26	$ 4,746	$ (99,751)
MSCI EAFE Index	29	03/20/26	4,208	11,502
MSCI Emerging Markets Index	168	03/20/26	11,785	298,942
S&P 500 E-Mini Index	251	03/20/26	2,412	(904,243)
				(693,550)
Short Contracts
E-mini Russell 2000 Index	1	03/20/26	125	5,782
				$ (687,768)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CHF	4,179,000	USD	5,274,943	UBS AG	03/18/26	$ 41,067
EUR	10,538,000	USD	12,358,545	BNP Paribas SA	03/18/26	67,472
GBP	4,115,000	USD	5,497,905	Morgan Stanley & Co. International PLC	03/18/26	47,895
SEK	39,960,000	USD	4,275,726	Morgan Stanley & Co. International PLC	03/18/26	81,147
SGD	2,078,000	USD	1,615,637	Toronto-Dominion Bank	03/18/26	8,617
USD	4,566,803	JPY	700,875,000	Barclays Bank PLC	03/18/26	64,587
USD	109,315	NOK	1,102,000	Goldman Sachs International	03/18/26	15
USD	34,771	NZD	60,000	Toronto-Dominion Bank	03/18/26	132
						310,932
USD	1,735,433	AUD	2,620,000	Barclays Bank PLC	03/18/26	(13,169)
USD	4,046,370	CAD	5,615,000	Morgan Stanley & Co. International PLC	03/18/26	(57,879)
						(71,048)
						$ 239,884
36
2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
Diversified Equity Master Portfolio

OTC Total Return Swaps
Paid by the Master Portfolio		Received by the Master Portfolio
Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-day SOFR plus 0.85%, 3.87%	At Termination	MSCI Emerging Markets (Net Return)	At Termination	UBS AG	N/A	01/06/26	USD	56,220	$ 1,968,628	$ —	$ 1,968,628
MSCI EAFE Index Net	Quarterly	1-day SOFR plus 0.30%, 3.87%	Quarterly	JPMorgan Chase Bank N.A.	N/A	01/22/26	USD	21,131	(564,616)	—	(564,616)
MSCI Emerging Markets (Net Return)	Quarterly	1-day SOFR plus 0.30%, 3.87%	Quarterly	JPMorgan Chase Bank N.A.	N/A	01/22/26	USD	124,054	(1,608,220)	—	(1,608,220)
Russell 2000 Index Total Return (RU20INTR)	Quarterly	1-day SOFR plus 0.65%, 3.87%	Quarterly	Merrill Lynch International	N/A	01/22/26	USD	64,934	(414,062)	—	(414,062)
1-day SOFR plus 0.71%, 3.87%	Quarterly	Russell 1000 Index Total Return (RU10INTR)	Quarterly	Merrill Lynch International	N/A	01/22/26	USD	58,397	788,738	—	788,738
MSCI Emerging Markets (Net Return)	At Termination	1-day SOFR plus 0.47%, 3.87%	At Termination	Merrill Lynch International	N/A	01/26/26	USD	187,798	324,835	—	324,835
Russell 2000 Index Total Return (RU20INTR)	Quarterly	1-day SOFR plus 0.51%, 3.87%	Quarterly	Merrill Lynch International	N/A	01/30/26	USD	83,829	(177,080)	—	(177,080)
MSCI EAFE Index Net	Quarterly	1-day SOFR plus 0.32%, 3.87%	Quarterly	JPMorgan Chase Bank N.A.	N/A	02/06/26	USD	115,433	(4,019,947)	—	(4,019,947)
Russell 2000 Index Total Return (RU20INTR)	Quarterly	1-day SOFR plus 0.50%, 3.87%	Quarterly	Merrill Lynch International	N/A	02/06/26	USD	288,409	(6,365,536)	—	(6,365,536)
Russell 2000 Index Total Return (RU20INTR)	Quarterly	1-day SOFR plus 0.57%, 3.87%	Quarterly	JPMorgan Chase Bank N.A.	N/A	02/06/26	USD	192,334	(4,224,484)	—	(4,224,484)
MSCI Emerging Markets (Net Return)	Quarterly	1-day SOFR plus 0.29%, 3.87%	Quarterly	UBS AG	N/A	03/04/26	USD	83,497	(1,609,263)	—	(1,609,263)
MSCI EAFE Index Net	Quarterly	1-day SOFR plus 0.41%, 3.87%	Quarterly	Citibank N.A.	N/A	03/31/26	USD	31,836	339,069	—	339,069
MSCI EAFE Index Net	Quarterly	1-day SOFR plus 0.28%, 3.87%	Quarterly	Citibank N.A.	N/A	04/30/26	USD	61,746	(1,694,281)	—	(1,694,281)
Russell 2000 Index Total Return (RU20INTR)	Quarterly	1-day SOFR plus 0.40%, 3.87%	Quarterly	Goldman Sachs International	N/A	04/30/26	USD	47,340	(88,494)	—	(88,494)
MSCI Emerging Markets (Net Return)	Quarterly	1-day SOFR plus 0.08%, 3.87%	Quarterly	JPMorgan Chase Bank N.A.	N/A	05/08/26	USD	284,067	(76,201)	—	(76,201)
Russell 2000 Index Total Return (RU20INTR)	Quarterly	1-day SOFR plus 0.45%, 3.87%	Quarterly	Citibank N.A.	N/A	10/06/26	USD	73,383	683,907	—	683,907
1-day SOFR plus 0.74%, 3.87%	Quarterly	Russell 1000 Index Total Return (RU10INTR)	Quarterly	Merrill Lynch International	N/A	10/06/26	USD	155,841	682,776	—	682,776
1-day SOFR plus 0.78%, 3.87%	Quarterly	Russell 1000 Index Total Return (RU10INTR)	Quarterly	BNP Paribas SA	N/A	10/29/26	USD	330,499	(666,698)	—	(666,698)
1-day SOFR plus 0.79%, 3.87%	Quarterly	Russell 1000 Index Total Return (RU10INTR)	Quarterly	BNP Paribas SA	N/A	10/29/26	USD	246,033	(1,272,111)	—	(1,272,111)
Master Portfolio Schedule of Investments
37

Schedule of Investments (continued)
December 31, 2025
Diversified Equity Master Portfolio

OTC Total Return Swaps (continued)
Paid by the Master Portfolio		Received by the Master Portfolio
Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-day SOFR plus 0.78%, 3.87%	Quarterly	Russell 1000 Index Total Return (RU10INTR)	Quarterly	BNP Paribas SA	N/A	11/06/26	USD	824,080	$ 9,895,225	$ —	$ 9,895,225
1-day SOFR plus 0.75%, 3.87%	Quarterly	Russell 1000 Index Total Return (RU10INTR)	Quarterly	Merrill Lynch International	N/A	11/25/26	USD	94,538	1,006,315	—	1,006,315
									$ (7,091,500)	$ —	$ (7,091,500)
Equity Swap Contracts
Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a)
Vanguard Russell 1000 Index Fund ETF	Citibank N.A.	$ 142,213,559	02/24/28	0.20%	1D OBFR01	Monthly	$ (618,539)
Total long positions of equity swaps							(618,539)
Short Contracts(b)
iShares MSCI EAFE ETF	Bank of America N.A.	(10,292)	02/15/28	(0.15)%	1D OBFR01	Monthly	112
iShares MSCI Emerging Markets ETF	Bank of America N.A.	(11,086)	02/15/28	(0.15)%	1D OBFR01	Monthly	(129)
iShares Russell 2000 ETF	Bank of America N.A.	(11,589)	02/15/28	(0.15)%	1D OBFR01	Monthly	266
Total short positions of equity swaps							249
Total long and short positions of equity swaps							(618,290)
Net dividends and financing fees							(143,435)
Total equity swap contracts including dividends and financing fees							$ (761,725)

(a)
The Master Portfolio receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

(b)
The Master Portfolio pays the total return on a reference entity and receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

Balances Reported in the Statement of Assets and Liabilities for OTC Swaps
Description	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swaps	$ —	$ —	$ 15,689,871	$ (23,543,096)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 316,226	$ —	$ —	$ —	$ 316,226
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	310,932	—	—	310,932
Swaps — OTC Unrealized appreciation on OTC swaps; Swap premiums paid	—	—	15,689,871	—	—	—	15,689,871
	$ —	$ —	$ 16,006,097	$ 310,932	$ —	$ —	$ 16,317,029
38
2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
Diversified Equity Master Portfolio

Derivative Financial Instruments Categorized by Risk Exposure (continued)
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ 1,003,994	$ —	$ —	$ —	$ 1,003,994
Forward foreign currency exchange contracts Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	71,048	—	—	71,048
Swaps — OTC Unrealized depreciation on OTC swaps; Swap premiums received	—	—	23,543,096	—	—	—	23,543,096
	$ —	$ —	$ 24,547,090	$ 71,048	$ —	$ —	$ 24,618,138

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Master Portfolio Schedule of Investments. In the
Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in net unrealized appreciation (depreciation).

For the period ended December 31, 2025, the effect of derivative financial instruments in the Statement of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ (11,083,878)	$ —	$ —	$ —	$ (11,083,878)
Forward foreign currency exchange contracts	—	—	—	838,263	—	—	838,263
Swaps	—	—	17,511,643	—	—	—	17,511,643
	$ —	$ —	$ 6,427,765	$ 838,263	$ —	$ —	$ 7,266,028
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ 3,862,730	$ —	$ —	$ —	$ 3,862,730
Forward foreign currency exchange contracts	—	—	—	564,368	—	—	564,368
Swaps	—	—	(47,950,098)	—	—	—	(47,950,098)
	$ —	$ —	$ (44,087,368)	$ 564,368	$ —	$ —	$ (43,523,000)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$172,098,634
Average notional value of contracts — short	30,922,571
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	15,941,709
Average amounts sold — in USD	26,346,121
Total return swaps:
Average notional value	3,055,685,621
Equity swaps:
Average notional value — long	35,559,107
Average notional value — short	23,350
For more information about the Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
The Master Portfolio’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ 985	$ 747,302
Master Portfolio Schedule of Investments
39

Schedule of Investments (continued)
December 31, 2025
Diversified Equity Master Portfolio

	Assets	Liabilities
Forward foreign currency exchange contracts	$ 310,932	$ 71,048
Swaps — OTC(a)	15,689,871	23,543,096
Total derivative assets and liabilities in the Statement of Assets and Liabilities	16,001,788	24,361,446
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(985)	(747,302)
Total derivative assets and liabilities subject to an MNA	$ 16,000,803	$ 23,614,144

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statement of Assets and Liabilities.
The following table presents the Master Portfolio’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Master Portfolio:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
Bank of America N.A.	$ 378	$ (129)	$ —	$ —	$ 249
Barclays Bank PLC	64,587	(13,169)	—	—	51,418
BNP Paribas SA	9,962,697	(1,938,809)	—	(8,023,888)	—
Citibank N.A.	1,022,976	(1,022,976)	—	—	—
Goldman Sachs International	15	(15)	—	—	—
Merrill Lynch International	2,802,664	(2,802,664)	—	—	—
Morgan Stanley & Co. International PLC	129,042	(57,879)	—	—	71,163
Toronto-Dominion Bank	8,749	—	—	—	8,749
UBS AG	2,009,695	(1,609,263)	—	(400,432)	—
	$ 16,000,803	$ (7,444,904)	$ —	$ (8,424,320)	$ 131,579

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(c)(e)
Bank of America N.A.	$ 129	$ (129)	$ —	$ —	$ —
Barclays Bank PLC	13,169	(13,169)	—	—	—
BNP Paribas SA	1,938,809	(1,938,809)	—	—	—
Citibank N.A.	2,312,820	(1,022,976)	—	(1,289,844)	—
Goldman Sachs International	88,494	(15)	—	(88,479)	—
JPMorgan Chase Bank N.A.	10,493,468	—	—	(10,493,468)	—
Merrill Lynch International	6,956,678	(2,802,664)	—	(4,154,014)	—
Morgan Stanley & Co. International PLC	57,879	(57,879)	—	—	—
UBS AG	1,609,263	(1,609,263)	—	—	—
	$ 23,470,709	$ (7,444,904)	$ —	$ (16,025,805)	$ —

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Net amount represents the net amount receivable from the counterparty in the event of default.
(e)	Net amount represents the net amount payable due to the counterparty in the event of default.
40
2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
Diversified Equity Master Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 42,349,961	$ 11,449,947	$ —	$ 53,799,908
Air Freight & Logistics	1,359,865	698,637	—	2,058,502
Automobile Components	13,585,525	5,399,463	—	18,984,988
Automobiles	24,328,258	17,743,001	—	42,071,259
Banks	153,630,094	110,705,792	18	264,335,904
Beverages	11,556,386	1,561,732	—	13,118,118
Biotechnology	98,733,838	6,834,340	—	105,568,178
Broadline Retail	58,670,933	26,738,434	—	85,409,367
Building Products	12,926,349	66,697	—	12,993,046
Capital Markets	58,597,858	16,708,264	—	75,306,122
Chemicals	24,012,385	4,624,309	1	28,636,695
Commercial Services & Supplies	16,485,539	350,449	—	16,835,988
Communications Equipment	23,499,750	2,857,470	—	26,357,220
Construction & Engineering	25,317,302	12,039,681	—	37,356,983
Construction Materials	1,626,260	1,925,532	—	3,551,792
Consumer Finance	26,948,906	2,984,535	—	29,933,441
Consumer Staples Distribution & Retail	43,870,261	7,964,878	—	51,835,139
Containers & Packaging	1,634,580	203,661	—	1,838,241
Distributors	790,449	—	—	790,449
Diversified Consumer Services	10,042,206	2,232,683	—	12,274,889
Diversified REITs	3,854,830	233,756	—	4,088,586
Diversified Telecommunication Services	10,716,762	10,126,091	—	20,842,853
Electric Utilities	17,064,421	6,848,504	—	23,912,925
Electrical Equipment	37,940,670	13,725,244	—	51,665,914
Electronic Equipment, Instruments & Components	40,874,626	27,378,038	—	68,252,664
Energy Equipment & Services	12,322,804	—	—	12,322,804
Entertainment	23,132,501	5,758,144	—	28,890,645
Financial Services	58,335,771	8,641,692	—	66,977,463
Food Products	7,572,756	5,920,469	—	13,493,225
Gas Utilities	9,658,786	632,181	—	10,290,967
Ground Transportation	9,697,324	195,721	—	9,893,045
Health Care Equipment & Supplies	36,983,465	49,411	—	37,032,876
Health Care Providers & Services	57,868,460	3,435,354	—	61,303,814
Health Care REITs	7,638,132	—	—	7,638,132
Health Care Technology	4,350,564	525,036	—	4,875,600
Hotel & Resort REITs	4,057,332	—	—	4,057,332
Hotels, Restaurants & Leisure	20,427,458	9,566,316	—	29,993,774
Household Durables	20,654,648	10,576,114	—	31,230,762
Household Products	4,162,942	153,909	—	4,316,851
Independent Power and Renewable Electricity Producers	1,814,430	2,908,379	—	4,722,809
Industrial Conglomerates	16,754,766	7,810,943	—	24,565,709
Industrial REITs	2,943,541	72,167	—	3,015,708
Insurance	43,350,936	49,997,039	—	93,347,975
Interactive Media & Services	97,982,047	38,603,967	—	136,586,014
IT Services	17,180,472	12,441,019	—	29,621,491
Leisure Products	3,261,022	—	—	3,261,022
Life Sciences Tools & Services	5,976,739	886,403	—	6,863,142
Machinery	40,578,710	12,107,453	—	52,686,163
Marine Transportation	3,760,022	1,716,911	—	5,476,933
Media	13,521,312	237,884	—	13,759,196
Metals & Mining	31,038,634	33,462,414	85	64,501,133
Mortgage Real Estate Investment Trusts (REITs)	831,182	—	—	831,182
Multi-Utilities	6,544,254	4,677,658	—	11,221,912
Master Portfolio Schedule of Investments
41

Schedule of Investments (continued)
December 31, 2025
Diversified Equity Master Portfolio

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Office REITs	$ 2,113,824	$ —	$ —	$ 2,113,824
Oil, Gas & Consumable Fuels	47,071,331	25,240,225	—	72,311,556
Paper & Forest Products	816,564	—	—	816,564
Passenger Airlines	9,176,816	1,243,831	—	10,420,647
Personal Care Products	559,002	2,707,535	—	3,266,537
Pharmaceuticals	49,046,817	18,207,868	—	67,254,685
Professional Services	25,671,034	2,693,522	—	28,364,556
Real Estate Management & Development	5,708,160	11,389,611	—	17,097,771
Residential REITs	3,842,197	—	—	3,842,197
Retail REITs	13,506,212	—	—	13,506,212
Semiconductors & Semiconductor Equipment	194,582,857	110,944,779	—	305,527,636
Software	156,175,714	4,848,476	—	161,024,190
Specialized REITs	14,680,901	—	—	14,680,901
Specialty Retail	31,558,450	4,074,054	—	35,632,504
Technology Hardware, Storage & Peripherals	87,592,331	38,791,606	—	126,383,937
Textiles, Apparel & Luxury Goods	4,028,269	5,788,157	—	9,816,426
Tobacco	15,096,837	6,097,077	—	21,193,914
Trading Companies & Distributors	14,031,526	1,608,160	—	15,639,686
Transportation Infrastructure	242,211	3,830,245	—	4,072,456
Water Utilities	999,022	831,470	—	1,830,492
Wireless Telecommunication Services	4,208,959	14,331,867	—	18,540,826
Preferred Securities
Preferred Stocks
Automobiles	—	5,300	—	5,300
Banks	—	6,341,138	—	6,341,138
Electric Utilities	642,030	—	—	642,030
Oil, Gas & Consumable Fuels	—	2,911,694	—	2,911,694
Real Estate Management & Development	109	—	—	109
Rights
Biotechnology	—	598	64,786	65,384
Consumer Staples Distribution & Retail	—	—	3,651	3,651
Health Care Equipment & Supplies	—	961	310	1,271
Metals & Mining	8,247	—	—	8,247
Paper & Forest Products	—	—	2,687	2,687
Pharmaceuticals	—	—	524	524
Warrants	3,454	—	—	3,454
Short-Term Securities
Money Market Funds	465,382,552	—	—	465,382,552
	$2,469,564,450	$763,665,896	$72,062	$3,233,302,408
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 316,226	$ 15,689,871	$ —	$ 16,006,097
Foreign Currency Exchange Contracts	—	310,932	—	310,932
Liabilities
Equity Contracts	(1,003,994)	(23,543,096)	—	(24,547,090)
Foreign Currency Exchange Contracts	—	(71,048)	—	(71,048)
	$(687,768)	$(7,613,341)	$—	$(8,301,109)

(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See master portfolio notes to financial statements.
42
2025 BlackRock Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
December 31, 2025

Diversified Equity Master Portfolio
ASSETS
Investments, at value — unaffiliated(a)(b)	$ 2,767,919,856
Investments, at value — affiliated(c)	465,382,552
Cash	7,364,036
Cash pledged:
Collateral — OTC derivatives	21,122,000
Futures contracts	7,127,000
Foreign currency, at value(d)	890,282
Receivables:
Investments sold	19,095
Securities lending income — affiliated	46,436
Swaps	2,039,987
Dividends — unaffiliated	2,723,636
Dividends — affiliated	1,070,794
Variation margin on futures contracts	985
Unrealized appreciation on:
Forward foreign currency exchange contracts	310,932
OTC swaps	15,689,871
Prepaid expenses	4,278
Total assets	3,291,711,740
LIABILITIES
Cash received as collateral for OTC derivatives	19,770,000
Collateral on securities loaned	130,493,840
Payables:
Swaps	1,476,340
Administration fees	264,717
Withdrawals to investors	5,812,520
Deferred foreign capital gain tax	2,132,260
Investment advisory fees	106,654
Trustees’ fees	5,883
Professional fees	27,500
Variation margin on futures contracts	747,302
Unrealized depreciation on:
Forward foreign currency exchange contracts	71,048
OTC swaps	23,543,096
Total liabilities	184,451,160
Commitments and contingent liabilities
NET ASSETS	$ 3,107,260,580
NET ASSETS CONSIST OF
Investors’ capital	$ 2,412,032,701
Net unrealized appreciation (depreciation)	695,227,879
NET ASSETS	$ 3,107,260,580
(a) Investments, at cost—unaffiliated	$2,062,281,266
(b) Securities loaned, at value	$125,915,302
(c) Investments, at cost—affiliated	$465,342,345
(d) Foreign currency, at cost	$885,154
See master portfolio notes to financial statements.
Master Portfolio Statement of Assets and Liabilities
43

Statement of Operations
Year Ended December 31, 2025

Diversified Equity Master Portfolio
INVESTMENT INCOME
Dividends — unaffiliated	$42,679,140
Dividends — affiliated	12,138,438
Interest — unaffiliated	600,393
Securities lending income — affiliated — net	602,449
Foreign taxes withheld	(3,112,884)
Total investment income	52,907,536
EXPENSES
Investment advisory	6,868,273
Administration	2,820,871
Trustees	26,684
Professional	23,088
Total expenses excluding interest expense	9,738,916
Interest expense — unaffiliated	7,380
Total expenses	9,746,296
Less:
Fees waived and/or reimbursed by the Administrator	(2,820,871)
Fees waived and/or reimbursed by the Manager	(2,933,033)
Total expenses after fees waived and/or reimbursed	3,992,392
Net investment income	48,915,144
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated(a)	109,146,020
Investments — affiliated	1,461
Forward foreign currency exchange contracts	838,263
Foreign currency transactions	(392,027)
Futures contracts	(11,083,878)
Swaps	17,511,643
116,021,482
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated(b)	340,419,940
Investments — affiliated	(2,312)
Forward foreign currency exchange contracts	564,368
Foreign currency translations	20,738
Futures contracts	3,862,730
Swaps	(47,950,098)
296,915,366
Net realized and unrealized gain	412,936,848
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$461,851,992
(a) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$(121,657)
(b) Net of increase in deferred foreign capital gain tax of	$(1,240,997)
See master portfolio notes to financial statements.
44
2025 BlackRock Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	Diversified Equity Master Portfolio
	Year Ended 12/31/25	Year Ended 12/31/24

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$48,915,144	$38,761,399
Net realized gain	116,021,482	252,762,188
Net change in unrealized appreciation (depreciation)	296,915,366	179,280,101
Net increase in net assets resulting from operations	461,851,992	470,803,688
CAPITAL TRANSACTIONS
Proceeds from contributions	347,290,737	612,267,384
Value of withdrawals	(247,761,756)	(118,634,937)
Net increase in net assets derived from capital transactions	99,528,981	493,632,447
NET ASSETS
Total increase in net assets	561,380,973	964,436,135
Beginning of year	2,545,879,607	1,581,443,472
End of year	$3,107,260,580	$2,545,879,607
See master portfolio notes to financial statements.
Master Portfolio Statements of Changes in Net Assets
45

Financial Highlights

Diversified Equity Master Portfolio
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Total Return
Total return	17.63%	25.62%	26.72%	(19.12)%	27.62%
Ratios to Average Net Assets(a)
Total expenses	0.35%	0.35%	0.36%	0.36%	0.35%
Total expenses after fees waived and/or reimbursed	0.14%	0.14%	0.15%	0.15%	0.15%
Net investment income	1.73%	1.80%	2.07%	1.80%	1.28%
Supplemental Data
Net assets, end of year (000)	$3,107,261	$2,545,880	$1,581,443	$795,772	$957,842
Portfolio turnover rate	123%	113%	125%	117%	127%

(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See master portfolio notes to financial statements.
46
2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements

1.
ORGANIZATION
Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. MIP is organized as a Delaware statutory trust. Diversified Equity Master Portfolio (the “Master Portfolio”) is a series of MIP. The Master Portfolio is classified as a diversified fund under the 1940 Act.
The Master Portfolio, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Master Portfolio is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.  Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.  Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: The Master Portfolio’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Master Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments.  The Master Portfolio reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Master Portfolio may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Master Portfolio invests. These foreign taxes, if any, are paid by the Master Portfolio and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of December 31, 2025, if any, are disclosed in the Statement of Assets and Liabilities.
The Master Portfolio files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Master Portfolio may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Master Portfolio may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Master Portfolio may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Master Portfolio is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Master Portfolio may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Indemnifications: In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. The Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master Portfolio, which cannot be predicted with any certainty.
Other:  Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Master Portfolio Notes to Financial Statements
47

Notes to Financial Statements  (continued)

Segment Reporting: The Chief Financial Officer acts as the Master Portfolio’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Master Portfolio. The CODM has concluded that the Master Portfolio operates as a single operating segment since the Master Portfolio has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Master Portfolio’s financial statements.
Recent Accounting Standard: The Master Portfolio adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The Master Portfolio’s adoption of the new standard did not have a material impact on financial statement disclosures and did not affect the Master Portfolio’s financial position or results of operations.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Master Portfolio’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Master Portfolio is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of MIP (the “Board”) has approved the designation of the Master Portfolio’s Manager as the valuation designee for the Master Portfolio.  The Master Portfolio determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Master Portfolio’s assets and liabilities:
•Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
•Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
•Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
•Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return and equity swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Master Portfolio uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
48
2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by the Master Portfolio. Certain information made available by a Private Company is as of a date that is earlier than the date the Master Portfolio is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Master Portfolio could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that the Master Portfolio has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Securities Lending: The Master Portfolio may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio, or excess collateral returned by the Master Portfolio, on the next business day. During the term of the loan, the Master Portfolio is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Master Portfolio, except in the event of borrower default. The securities on loan, if any, are disclosed in the Master Portfolio’s Schedule of Investments. The market value of any
Master Portfolio Notes to Financial Statements
49

Notes to Financial Statements  (continued)

securities on loan and the value of related collateral, if any, are shown separately in the  Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Master Portfolio under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Master Portfolio, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Master Portfolio can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the Master Portfolio’s securities on loan by counterparty which are subject to offset under an MSLA:
Master Portfolio Name/Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Diversified Equity Master Portfolio
Barclays Bank PLC	$ 6,580,717	$ (6,580,717)	$ —	$ —
BNP Paribas SA	34,265,145	(34,265,145)	—	—
BofA Securities, Inc.	3,537,159	(3,537,159)	—	—
Citadel Clearing LLC	2,503,462	(2,503,462)	—	—
Citigroup Global Markets, Inc.	9,888,290	(9,888,290)	—	—
Goldman Sachs & Co. LLC	897,905	(897,905)	—	—
HSBC Bank PLC	659,847	(659,847)	—	—
J.P. Morgan Securities LLC	24,759,841	(24,759,841)	—	—
Jefferies LLC	5,403,617	(5,403,617)	—	—
Morgan Stanley	17,735,677	(17,735,677)	—	—
National Financial Services LLC	228,795	(228,795)	—	—
Pershing LLC	135,171	(135,171)	—	—
Scotia Capital (USA), Inc.	1,942,002	(1,942,002)	—	—
TD Securities (USA) LLC	168,737	(168,737)	—	—
Toronto-Dominion Bank	286,921	(286,921)	—	—
UBS AG	10,186,316	(10,186,316)	—	—
UBS Securities LLC	236,630	(236,630)	—	—
Virtu Americas LLC	1,532,534	(1,532,534)	—	—
Wells Fargo Bank N.A.	2,738,658	(2,738,658)	—	—
Wells Fargo Securities LLC	2,227,878	(2,227,878)	—	—
	$ 125,915,302	$ (125,915,302)	$ —	$ —

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Master Portfolio is disclosed in the
Master Portfolio’s Statement of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Master Portfolio benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Master Portfolio could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Master Portfolio.
5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Master Portfolio engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Master Portfolio and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Master Portfolio and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
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2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Master Portfolio are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statement of Assets and Liabilities. The Master Portfolio’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Master Portfolio.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Master Portfolio and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of  Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement  of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Master Portfolio’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Master Portfolio’s counterparty on the swap. The Master Portfolio is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of  Assets and Liabilities. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.
•Equity and Total return swaps — Equity and total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Equity swaps are designed to function as direct economic investments in long or short equity positions. This means that a fund will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid. Equity swaps incur interest charges and credits (“financing fees”) related to the notional value of the position. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread.
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Master Portfolio receives payment from or makes a payment to the counterparty.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Master Portfolio may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Master Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Master Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net
Master Portfolio Notes to Financial Statements
51

Notes to Financial Statements  (continued)

payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Master Portfolio and the counterparty.
Cash collateral that has been pledged to cover obligations of the Master Portfolio and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Master Portfolio, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Master Portfolio.  Any additional required collateral is delivered to/pledged by the Master Portfolio on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Master Portfolio generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Master Portfolio from the counterparties are not fully collateralized, the Master Portfolio bears the risk of loss from counterparty non-performance. Likewise, to the extent the Master Portfolio has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Master Portfolio bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Master Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: MIP, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolio’s investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of the Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio.
For such services, the Master Portfolio pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Master Portfolio’s net assets:
Average Daily Net Assets	Investment Advisory Fees
First $1 billion	0.25%
$1 billion — $3 billion	0.24
$3 billion — $5 billion	0.23
$5 billion — $10 billion	0.22
Greater than $10 billion	0.21
MIP, on behalf of the Master Portfolio, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL”), to provide general administrative services (other than investment advice and related portfolio activities). BAL has agreed to bear all of the Master Portfolio’s ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Master Portfolio. BAL may delegate certain of its administration duties to sub-administrators. BAL is entitled to receive for these administrative services an annual fee of 0.10% based on the average daily net assets of the Master Portfolio.
From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Master Portfolio and, accordingly, have a favorable impact on its performance.
Expense Waivers and Reimbursements:  The Manager has contractually agreed to waive 0.095% of the investment advisory fees payable by the Master Portfolio through June 30, 2026. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended December 31, 2025, the Manager waived $2,679,828 pursuant to this agreement.
BAL contractually agreed to waive all of its administration fees payable by the Master Portfolio. This amount is included in fees waived and/or reimbursed by the Administrator in the Statement of Operations. For the year ended December 31, 2025, the amount waived was $2,820,871.
The fees and expenses of MIP’s trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Master Portfolio’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolio. Each of BAL and BFA has contractually agreed to reimburse the Master Portfolio or provide an offsetting credit against the investment advisory fees paid by the Master Portfolio in an amount equal to these independent expenses through June 30, 2026. The amount waived is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended December 31, 2025, the amount waived was $49,772.
With respect to the Master Portfolio, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2026.  The contractual
52
2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Master Portfolio.  This amount is included in fees waived and/or reimbursed by the Manager in the  Statement of Operations. For the year ended December 31, 2025, the amount waived was $203,433.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Master Portfolio’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Master Portfolio.  For the year ended December 31, 2025, there were no fees waived by the Manager pursuant to this arrangement.
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Master Portfolio, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Master Portfolio is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Master Portfolio bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Master Portfolio retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Master Portfolio retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock  Multi-Asset Complex in a calendar year exceeds specified thresholds, the Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Master Portfolio is shown as securities lending income — affiliated — net in the Statement of Operations. For the year ended December 31, 2025, the Master Portfolio paid BTC $205,689 for securities lending agent services.
Interfund Lending: Prior to March 3, 2025, in accordance with an exemptive order (the “Order”) from the SEC, the Master Portfolio could participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Master Portfolio’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.
During the period ended March 3, 2025, the Master Portfolio did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of MIP are directors and/or officers of BlackRock or its affiliates.
Other Transactions:  The Master Portfolio may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the year ended December 31, 2025, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
Master Portfolio Name	Purchases	Sales	Net Realized Gain (Loss)
Diversified Equity Master Portfolio	$ 276,552,902	$ 304,005,008	$ 10,960,527
7.
 PURCHASES AND SALES
For the year ended December 31, 2025, purchases and sales of investments, excluding short-term securities, were $3,192,382,568 and $3,072,931,093, respectively.
8.
INCOME TAX INFORMATION
The Master Portfolio is classified as a partnership for U.S. federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no U.S. federal income tax provision is
Master Portfolio Notes to Financial Statements
53

Notes to Financial Statements  (continued)

required.  It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.
The Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Master Portfolio as of December 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Master Portfolio’s NAV.
As of December 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Master Portfolio Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Diversified Equity Master Portfolio	$ 2,574,643,526	$ 759,287,218	$ (100,628,336)	$ 658,658,882
9.
BANK BORROWINGS
MIP, on behalf of the Master Portfolio, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Master Portfolio may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Master Portfolio, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.  During the year ended December 31, 2025, the Master Portfolio did not borrow under the credit agreement.
10.
PRINCIPAL RISKS
In the normal course of business, the Master Portfolio invests in securities or other instruments and may enter into certain transactions, and such activities subject the Master Portfolio to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Master Portfolio and its investments. The Master Portfolio’s prospectus provides details of the risks to which the Master Portfolio is subject.
The Master Portfolio may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Master Portfolio may invest in illiquid investments. An illiquid investment is any investment that the Master Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Master Portfolio may  experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Master Portfolio’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Master Portfolio may lose value, regardless of the individual results of the securities and other instruments in which the Master Portfolio invests. The Master Portfolio’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price the Master Portfolio could receive upon the sale of any particular portfolio investment may differ from the Master Portfolio’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Master Portfolio’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Master Portfolio, and the Master Portfolio could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by
54
2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Master Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Master Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Master Portfolio.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Master Portfolio’s portfolio are disclosed in its Schedule of Investments.
The Master Portfolio invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Master Portfolio invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11.
SUBSEQUENT EVENTS
Management’s evaluation of the impact of all subsequent events on the Master Portfolio’s  financial statements was completed through the date the financial statements were issued and the following item was noted:
On February 19, 2026, the Board approved a change in the name of the Master Portfolio to Diversified Equity Alpha Master Portfolio and certain changes to the Master Portfolio’s investment strategies. These changes are expected to become effective on or about April 28, 2026.
Master Portfolio Notes to Financial Statements
55

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Master Investment Portfolio and Investors of Diversified Equity Master Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Diversified Equity Master Portfolio (one of the series constituting Master Investment Portfolio, referred to hereafter as the “Master Portfolio”) as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Master Portfolio as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Master Portfolio’s management. Our responsibility is to express an opinion on the Master Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Master Portfolio in accordance with the relevant ethical requirements relating to our audit, which include standards of the American Institute of Certified Public Accountants (AICPA) Code of Professional Conduct, as well as U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission.
We conducted our audits of these financial statements in accordance with the auditing standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 24, 2026
We have served as the auditor of one or more BlackRock investment companies since 2000.
56
2025 BlackRock Annual Financial Statements and Additional Information

Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Each of BAL and BFA has contractually agreed to reimburse, or provide offsetting credits to, the Fund/Master Portfolio for the Fund’s/Master Portfolio’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Fund/Master Portfolio may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund/Master Portfolio and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 537-4942 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
Fund and/or MIP Service Providers
Investment Adviser
BlackRock Fund Advisors
San Francisco, CA 94105
Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, PA 19103
Additional Information
57

Additional Information (continued)

Fund and/or MIP Service Providers (continued)
Legal Counsel
Ropes & Gray LLP
New York, NY 10036

Address of the Trust/MIP
400 Howard Street
San Francisco, CA 94105
58
2025 BlackRock Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Currency Abbreviation
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

Portfolio Abbreviation
1D OBFR01	USD - 1D Overnight Bank Funding Rate
ADR	American Depositary Receipt
CD	Certificate of Deposit
CVR	Contingent Value Right
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
MSCI	Morgan Stanley Capital International
NVDR	Non-Voting Depositary Receipt
PCL	Public Company Limited
PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
SAB	Special Assessment Bonds
SAW	State Aid Withholding
SCA	Societe en Commandite par Actions
SOFR	Secured Overnight Financing Rate
ST	Special Tax
Glossary of Terms Used in these Financial Statements
59

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

December 31, 2025
2025 Annual Financial Statements and Additional Information

BlackRock Funds III
• iShares Russell 1000 Large-Cap Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

2

Derivative Financial Instruments
The Large Cap Index Master Portfolio (the "Master Portfolio") may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Master Portfolio must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Master Portfolio’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Master Portfolio can realize on an investment and/or may result in lower distributions paid to shareholders. The Master Portfolio’s investments in these instruments, if any, are discussed in detail in the Master Portfolio Notes to Financial Statements.
iShares Russell 1000 Large-Cap Index Fund
Derivative Financial Instruments
3

Statement of Assets and Liabilities
December 31, 2025

iShares Russell 1000 Large-Cap Index Fund
ASSETS
Investments, at value — Master Portfolio	$ 1,848,314,732
Receivables:
Capital shares sold	1,016,901
Withdrawals from the Master Portfolio	1,078,297
Prepaid expenses	10,235
Total assets	1,850,420,165
LIABILITIES
Payables:
Accounting services fees	1,241
Administration fees	15,736
Capital shares redeemed	2,095,198
Officer’s fees	856
Other accrued expenses	25,777
Professional fees	51,245
Service fees	25,818
Transfer agent fees	52,361
Total liabilities	2,268,232
Commitments and contingent liabilities
NET ASSETS	$ 1,848,151,933
NET ASSETS CONSIST OF
Paid-in capital	$ 949,696,855
Accumulated earnings	898,455,078
NET ASSETS	$ 1,848,151,933
4
2025 BlackRock Annual Financial Statements and Additional Information

Statement of Assets and Liabilities  (continued)
December 31, 2025

iShares Russell 1000 Large-Cap Index Fund
NET ASSET VALUE
Institutional
Net assets	$ 222,609,020
Shares outstanding	5,188,745
Net asset value	$ 42.90
Shares authorized	Unlimited
Par value	N/A
Investor A
Net assets	$ 128,563,320
Shares outstanding	3,017,944
Net asset value	$ 42.60
Shares authorized	Unlimited
Par value	N/A
Class K
Net assets	$ 1,496,979,593
Shares outstanding	35,054,852
Net asset value	$ 42.70
Shares authorized	Unlimited
Par value	N/A
See notes to financial statements.
Fund Statement of Assets and Liabilities
5

Statement of Operations
Year Ended December 31, 2025

iShares Russell 1000 Large-Cap Index Fund
INVESTMENT INCOME
Net investment income allocated from the Master Portfolio:
Dividends — unaffiliated	$20,602,747
Dividends — affiliated	665,975
Interest — unaffiliated	31,744
Securities lending income — affiliated — net	281,306
Foreign taxes withheld	(5,277)
Expenses	(561,516)
Fees waived	10,484
Total investment income	21,025,463
FUND EXPENSES
Service — class specific	279,420
Transfer agent — class specific	185,243
Administration	167,390
Professional	142,702
Registration	86,089
Printing and postage	11,684
Officer	6,245
Accounting services	4,964
Miscellaneous	13,301
Total expenses	897,038
Less transfer agent fees waived and/or reimbursed by the Administrator — class specific	(1,090)
Total expenses after fees waived and/or reimbursed	895,948
Net investment income	20,129,515
REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATED FROM THE MASTER PORTFOLIO
Net realized gain (loss) from:
Investments — unaffiliated	17,564,871
Investments — affiliated	2,093,415
Futures contracts	828,599
20,486,885
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	239,129,814
Investments — affiliated	860,431
Futures contracts	141,940
240,132,185
Net realized and unrealized gain	260,619,070
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$280,748,585
See notes to financial statements.
6
2025 BlackRock Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	iShares Russell 1000 Large-Cap Index Fund
	Year Ended 12/31/25	Year Ended 12/31/24

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$20,129,515	$17,320,760
Net realized gain	20,486,885	19,060,591
Net change in unrealized appreciation (depreciation)	240,132,185	239,902,161
Net increase in net assets resulting from operations	280,748,585	276,283,512
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(5,967,966)	(2,684,636)
Investor A	(3,092,155)	(1,100,529)
Class K	(40,810,954)	(16,571,369)
Decrease in net assets resulting from distributions to shareholders	(49,871,075)	(20,356,534)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	22,250,102	333,942,669
NET ASSETS
Total increase in net assets	253,127,612	589,869,647
Beginning of year	1,595,024,321	1,005,154,674
End of year	$1,848,151,933	$1,595,024,321

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Fund Statements of Changes in Net Assets
7

Financial Highlights
(For a share outstanding throughout each period)

	iShares Russell 1000 Large-Cap Index Fund
	Institutional
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of year	$37.65	$30.69	$24.66	$31.03	$25.08
Net investment income(a)	0.47	0.44	0.42	0.39	0.35
Net realized and unrealized gain (loss)	5.95	7.02	6.05	(6.32)	6.19
Net increase (decrease) from investment operations	6.42	7.46	6.47	(5.93)	6.54
Distributions(b)
From net investment income	(0.47)	(0.43)	(0.44)	(0.36)	(0.37)
From net realized gain	(0.70)	(0.07)	—	(0.08)	(0.22)
Total distributions	(1.17)	(0.50)	(0.44)	(0.44)	(0.59)
Net asset value, end of year	$42.90	$37.65	$30.69	$24.66	$31.03
Total Return(c)
Based on net asset value	17.21%	24.36%	26.42%	(19.14)%	26.27%
Ratios to Average Net Assets(d)(e)(f)
Total expenses	0.11%	0.12%	0.13%	0.12%	0.12%
Total expenses after fees waived and/or reimbursed	0.11%	0.12%	0.12%	0.12%	0.12%
Net investment income	1.18%	1.28%	1.53%	1.49%	1.24%
Supplemental Data
Net assets, end of year (000)	$222,609	$194,192	$178,986	$130,394	$172,196
Portfolio turnover rate of the Master Portfolio	12%	9%	13%	22%	17%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(e)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
8
2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Russell 1000 Large-Cap Index Fund (continued)
	Investor A
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of year	$37.39	$30.49	$24.50	$30.85	$24.92
Net investment income(a)	0.36	0.36	0.36	0.33	0.28
Net realized and unrealized gain (loss)	5.92	6.96	6.01	(6.30)	6.16
Net increase (decrease) from investment operations	6.28	7.32	6.37	(5.97)	6.44
Distributions(b)
From net investment income	(0.37)	(0.35)	(0.38)	(0.30)	(0.29)
From net realized gain	(0.70)	(0.07)	—	(0.08)	(0.22)
Total distributions	(1.07)	(0.42)	(0.38)	(0.38)	(0.51)
Net asset value, end of year	$42.60	$37.39	$30.49	$24.50	$30.85
Total Return(c)
Based on net asset value	16.94%	24.05%	26.15%	(19.38)%	25.99%
Ratios to Average Net Assets(d)(e)(f)
Total expenses	0.36%	0.36%	0.35%	0.37%	0.63%
Total expenses after fees waived and/or reimbursed	0.36%	0.36%	0.35%	0.35%	0.37%
Net investment income	0.93%	1.03%	1.30%	1.25%	0.98%
Supplemental Data
Net assets, end of year (000)	$128,563	$101,532	$75,616	$52,790	$61,446
Portfolio turnover rate of the Master Portfolio	12%	9%	13%	22%	17%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(e)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Fund Financial Highlights
9

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Russell 1000 Large-Cap Index Fund (continued)
	Class K
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of year	$37.48	$30.55	$24.55	$30.90	$24.97
Net investment income(a)	0.48	0.46	0.43	0.41	0.36
Net realized and unrealized gain (loss)	5.93	6.99	6.02	(6.31)	6.17
Net increase (decrease) from investment operations	6.41	7.45	6.45	(5.90)	6.53
Distributions(b)
From net investment income	(0.49)	(0.45)	(0.45)	(0.37)	(0.38)
From net realized gain	(0.70)	(0.07)	—	(0.08)	(0.22)
Total distributions	(1.19)	(0.52)	(0.45)	(0.45)	(0.60)
Net asset value, end of year	$42.70	$37.48	$30.55	$24.55	$30.90
Total Return(c)
Based on net asset value	17.27%	24.44%	26.48%	(19.12)%	26.37%
Ratios to Average Net Assets(d)(e)(f)
Total expenses	0.06%	0.06%	0.07%	0.07%	0.07%
Total expenses after fees waived and/or reimbursed	0.06%	0.06%	0.07%	0.07%	0.07%
Net investment income	1.23%	1.33%	1.58%	1.54%	1.29%
Supplemental Data
Net assets, end of year (000)	$1,496,980	$1,299,300	$750,553	$579,333	$575,561
Portfolio turnover rate of the Master Portfolio	12%	9%	13%	22%	17%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(e)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
10
2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements

1.
ORGANIZATION
BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Trust is organized as a Delaware statutory trust.  iShares Russell 1000 Large-Cap Index Fund (the “Fund”) is a series of the Trust.  The Fund is classified as a diversified fund. The Fund intends to be diversified, as defined in the 1940 Act, in approximately the same proportion as its underlying index is diversified. The Fund may become non-diversified, as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of the constituents of its underlying index. Shareholder approval will not be sought if the Fund crosses from diversified to non-diversified status due solely to a change in its relative market capitalization or index weighting of the constituents of its underlying index.
The Fund seeks to achieve its investment objective by investing all of its assets in Large Cap Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”) and an affiliate of the Trust, which has the same investment objective and strategies as the Fund. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s proportionate interest in the net assets of the Master Portfolio. The performance of the Fund is directly affected by the performance of the Master Portfolio. At December 31, 2025, the percentage of the Master Portfolio owned by the Fund was 4.9%. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
The Fund offers multiple classes of shares.  All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares.  Institutional and Class K Shares are sold only to certain eligible investors.  Investor A Shares bear certain expenses related to shareholder servicing of such shares. Investor A Shares are generally available through financial intermediaries.  Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.
Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional Shares, Investor A and Class K	No	No	None
The Board of Trustees of the Trust and Board of Trustees of MIP are referred to throughout this report as the “Board” and the members are referred to as “Trustees.”
The Fund, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, contributions to and withdrawals from the Master Portfolio are accounted for on a trade date basis.  The Fund records its proportionate share of the Master Portfolio’s income, expenses and realized and unrealized gains and losses on a daily basis.  Realized and unrealized gains and losses are adjusted utilizing partnership tax allocation rules.  In addition, the Fund accrues its own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Distributions:  Distributions paid by the Fund are recorded on the ex-dividend dates.  The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other:  Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by BlackRock Advisors, LLC (“BAL” or the “Administrator”), are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
Recent Accounting Standard: The Fund adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The Funds’ adoption of the new standard did not have a material impact on financial statement disclosures and did not affect the Fund’s financial position or results of operations.
Fund Notes to Financial Statements
11

Notes to Financial Statements  (continued)

3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s policy is to value its financial instruments at fair value. The Fund records its investment in the Master Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolio is discussed in Note 3 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.
4.
ADMINISTRATION AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Administration:  The Trust, on behalf of the Fund, entered into an Administration Agreement with the Administrator, an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide administrative services (other than investment advice and related portfolio activities). For such services, the Fund pays the Administrator a monthly fee at an annual rate of 0.01% of the average daily net assets of the Fund. The Fund does not pay an investment advisory fee or investment management fee.
Service Fees:  The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Administrator. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service fees. The fees are accrued daily and paid monthly at an annual rate of 0.25% based upon the average daily net assets of the Investor A Shares.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing to the Fund. The ongoing service fee compensates BRIL and each broker-dealer for providing shareholder servicing related services to shareholders.
For the year ended December 31, 2025, the class specific service fees borne directly by Investor A Shares were $279,420.
Transfer Agent:  Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.  For the year ended December 31, 2025, the Fund did not pay any amounts to affiliates in return for these services.
The Administrator maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended December 31, 2025, the Fund reimbursed the Administrator the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:
	Institutional	Investor A	Class K	Total
Reimbursed amounts	$ 610	$ 11,555	$ 3,715	$ 15,880
For the year ended December 31, 2025, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
	Institutional	Investor A	Class K	Total
Transfer agent fees — class specific	$ 109,509	$ 60,334	$ 15,400	$ 185,243
Expense Limitations, Waivers and Reimbursements:  The Administrator and the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, acquired fund fees and expenses, and certain other fund expenses (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
Share Class	Expense Limitation
Institutional	0.13%
Investor A	0.38
Class K	0.08
The Administrator and the Manager have agreed not to reduce or discontinue these contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of the Fund.  For the year ended December 31, 2025, there were no fees waived and/or reimbursed by the Administrator pursuant to this agreement.
In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees waived and/or reimbursed by the Administrator – class specific in the Statement of Operations. For the year ended December 31, 2025, class specific expense waivers and/or reimbursements were as follows:
	Institutional	Investor A	Total
Transfer agent fees waived and/or reimbursed by the Administrator — class specific	$ 271	$ 819	$ 1,090
Interfund Lending: Prior to March 3, 2025, in accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund could participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.
During the period ended March 3, 2025, the Fund did not participate in the Interfund Lending Program.
12
2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

Trustees and Officers:  Certain trustees and/or officers of the Fund are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Administrator for a portion of the compensation paid to the Fund’s Chief Compliance Officer, which is included in Trustees and Officer in the Master Portfolio’s Statement of Operations.
5.
INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s net asset value (“NAV”).
The tax character of distributions paid was as follows:
Fund Name	Year Ended 12/31/25	Year Ended 12/31/24
iShares Russell 1000 Large-Cap Index Fund
Ordinary income	$ 23,289,005	$ 20,356,534
Long-term capital gains	26,582,070	—
	$ 49,871,075	$ 20,356,534
As of December 31, 2025, the tax components of accumulated earnings (loss) were as follows:
Fund Name	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)(a)	Total
iShares Russell 1000 Large-Cap Index Fund	$ 168,818	$ 1,522,300	$ 896,763,960	$ 898,455,078

(a)	The difference between book-basis and tax-basis net unrealized gains was attributable primarily to the timing and recognition of partnership income.
6.
 CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
	Year Ended 12/31/25		Year Ended 12/31/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
iShares Russell 1000 Large-Cap Index Fund
Institutional
Shares sold	973,165	$ 37,843,600	1,459,730	$ 48,920,753
Shares issued in reinvestment of distributions	145,223	5,931,494	73,818	2,681,058
Shares redeemed	(1,087,712)	(42,994,044)	(2,207,393)	(74,257,439)
	30,676	$ 781,050	(673,845)	$ (22,655,628)
Investor A
Shares sold	637,004	$ 25,187,708	443,264	$ 15,144,066
Shares issued in reinvestment of distributions	60,276	2,453,176	23,362	848,189
Shares redeemed	(394,618)	(15,570,647)	(231,437)	(7,955,183)
	302,662	$ 12,070,237	235,189	$ 8,037,072
Class K
Shares sold	6,821,864	$ 261,515,313	14,402,015	$ 498,469,344
Shares issued in reinvestment of distributions	989,863	40,250,967	449,149	16,332,225
Shares redeemed	(7,424,640)	(292,367,465)	(4,748,151)	(166,240,344)
	387,087	$ 9,398,815	10,103,013	$ 348,561,225
	720,425	$ 22,250,102	9,664,357	$ 333,942,669
Fund Notes to Financial Statements
13

Notes to Financial Statements  (continued)

7.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
14
2025 BlackRock Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of BlackRock Funds III and Shareholders of iShares Russell 1000 Large-Cap Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of iShares Russell 1000 Large-Cap Index Fund (one of the series constituting BlackRock Funds III, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of the security owned as of December 31, 2025 by correspondence with the accounting agent. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 24, 2026
We have served as the auditor of one or more BlackRock investment companies since 2000.
Fund Report of Independent Registered Public Accounting Firm
15

Important Tax Information (unaudited)

The following amount, or maximum amount allowable by law, is hereby designated as qualified dividend income for individuals for the fiscal year ended December 31, 2025:
Fund Name	Qualified Dividend Income
iShares Russell 1000 Large-Cap Index Fund	$ 14,311,500
The following amount, or maximum amount allowable by law, is hereby designated as qualified business income for individuals for the fiscal year ended December 31, 2025:
Fund Name	Qualified Business Income
iShares Russell 1000 Large-Cap Index Fund	$ 703,062
The Fund hereby designates the following amount, or maximum amount allowable by law, as capital gain dividends, subject to a long-term capital gains tax rate as noted below, for the fiscal year ended December 31, 2025:
Fund Name	20% Rate Long-Term Capital Gain Dividends
iShares Russell 1000 Large-Cap Index Fund	$ 26,582,070
The Fund hereby designates the following amount, or maximum amount allowable by law, of distributions from direct federal obligation interest for the fiscal year ended December 31, 2025:
Fund Name	Federal Obligation Interest
iShares Russell 1000 Large-Cap Index Fund	$ 180,409
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The following percentage, or maximum percentage allowable by law, of ordinary income distributions paid during the fiscal year ended December 31, 2025 qualified for the dividends-received deduction for corporate shareholders:
Fund Name	Dividends-Received Deduction
iShares Russell 1000 Large-Cap Index Fund	59.42%
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended December 31, 2025:
Fund Name	Interest Dividends
iShares Russell 1000 Large-Cap Index Fund	$ 381,940
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest-related dividends and qualified short-term capital gains eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended December 31, 2025:
Fund Name	Interest- Related Dividends	Qualified Short-Term Capital Gains
iShares Russell 1000 Large-Cap Index Fund	$ 382,628	$ 3,098,745
16
2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments
December 31, 2025
Large Cap Index Master Portfolio
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.3%
ATI, Inc.(a)	78,293	$ 8,984,905
Axon Enterprise, Inc.(a)	45,096	25,611,371
Boeing Co.(a)	444,413	96,490,950
BWX Technologies, Inc.	54,689	9,452,447
Carpenter Technology Corp.(b)	28,440	8,954,050
Curtiss-Wright Corp.	22,532	12,421,216
General Dynamics Corp.	149,524	50,338,750
General Electric Co.	616,824	190,000,297
HEICO Corp.	25,870	8,371,273
HEICO Corp., Class A	44,875	11,327,796
Hexcel Corp.(b)	49,064	3,625,830
Howmet Aerospace, Inc.	238,524	48,902,190
Huntington Ingalls Industries, Inc.	23,249	7,906,287
Karman Holdings, Inc.(a)	15,774	1,154,184
L3Harris Technologies, Inc.	110,587	32,465,026
Leonardo DRS, Inc.(b)	46,659	1,590,605
Loar Holdings, Inc.(a)(b)	20,886	1,420,248
Lockheed Martin Corp.	122,312	59,158,645
Northrop Grumman Corp.	80,126	45,688,646
Rocket Lab Corp.(a)(b)	248,008	17,301,038
RTX Corp.(b)	794,329	145,679,939
StandardAero, Inc.(a)	68,654	1,968,997
Textron, Inc.	105,232	9,173,073
TransDigm Group, Inc.	32,828	43,656,316
Woodward, Inc.	35,361	10,690,337
		852,334,416
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc.	69,836	11,226,835
Expeditors International of Washington, Inc.	82,054	12,226,867
FedEx Corp.	128,804	37,206,323
GXO Logistics, Inc.(a)	69,981	3,683,800
United Parcel Service, Inc., Class B	435,652	43,212,322
		107,556,147
Automobile Components — 0.1%
Aptiv PLC(a)	129,145	9,826,643
BorgWarner, Inc.	132,652	5,977,299
Gentex Corp.	132,024	3,072,199
Lear Corp.(b)	31,937	3,659,980
QuantumScape Corp., Class A(a)	243,934	2,541,792
		25,077,913
Automobiles — 2.2%
Ford Motor Co.	2,314,954	30,372,197
General Motors Co.	552,867	44,959,145
Harley-Davidson, Inc.(b)	62,360	1,277,756
Lucid Group, Inc.(a)(b)	94,706	1,001,042
Rivian Automotive, Inc., Class A(a)	451,573	8,900,504
Tesla, Inc.(a)	1,670,025	751,043,643
Thor Industries, Inc.(b)	29,897	3,069,525
		840,623,812
Banks — 3.7%
Bank of America Corp.	3,943,283	216,880,565
Bank OZK(b)	61,279	2,820,060
BOK Financial Corp.(b)	14,744	1,746,574
Citigroup, Inc.	1,052,416	122,806,423
Citizens Financial Group, Inc.	260,767	15,231,401
Columbia Banking System, Inc.	176,321	4,928,172
Comerica, Inc.	70,769	6,151,949
Commerce Bancshares, Inc.	79,096	4,139,885
Security	Shares	Value
Banks (continued)
Cullen/Frost Bankers, Inc.(b)	34,165	$ 4,326,314
East West Bancorp, Inc.	79,373	8,920,732
Fifth Third Bancorp(b)	389,332	18,224,631
First Citizens BancShares, Inc., Class A(b)	5,530	11,868,375
First Hawaiian, Inc.	72,436	1,832,631
First Horizon Corp.(b)	306,421	7,323,462
FNB Corp.(b)	219,893	3,760,170
Huntington Bancshares, Inc.	887,941	15,405,776
JPMorgan Chase & Co.	1,610,965	519,085,142
KeyCorp	563,437	11,629,340
M&T Bank Corp.	92,754	18,688,076
NU Holdings Ltd., Class A(a)	1,985,945	33,244,719
Pinnacle Financial Partners, Inc.(b)	44,855	4,279,616
PNC Financial Services Group, Inc.	234,662	48,980,999
Popular, Inc.	39,122	4,871,471
Prosperity Bancshares, Inc.(b)	56,125	3,878,799
Regions Financial Corp.	529,888	14,359,965
Southstate Bank Corp.	57,284	5,390,997
Synovus Financial Corp.	80,770	4,042,539
TFS Financial Corp.(b)	35,153	470,347
Truist Financial Corp.	760,304	37,414,560
U.S. Bancorp	927,809	49,507,888
Webster Financial Corp.(b)	100,150	6,303,441
Wells Fargo & Co.	1,864,137	173,737,568
Western Alliance Bancorp(b)	62,205	5,229,574
Wintrust Financial Corp.	39,043	5,458,992
Zions Bancorp N.A.(b)	88,902	5,204,323
		1,398,145,476
Beverages — 1.0%
Boston Beer Co., Inc., Class A(a)	5,434	1,060,336
Brown-Forman Corp., Class A(b)	30,607	805,270
Brown-Forman Corp., Class B(b)	91,128	2,374,796
Celsius Holdings, Inc.(a)	98,553	4,507,814
Coca-Cola Co.	2,308,888	161,414,360
Coca-Cola Consolidated, Inc.(b)	31,942	4,896,708
Constellation Brands, Inc., Class A	86,101	11,878,494
Keurig Dr. Pepper, Inc.	765,108	21,430,675
Molson Coors Beverage Co., Class B	100,550	4,693,674
Monster Beverage Corp.(a)	412,840	31,652,443
PepsiCo, Inc.	812,865	116,662,385
Primo Brands Corp.(b)	158,416	2,590,102
		363,967,057
Biotechnology — 1.9%
AbbVie, Inc.	1,051,811	240,328,295
Alnylam Pharmaceuticals, Inc.(a)(b)	73,804	29,348,161
Amgen, Inc.(b)	317,608	103,956,274
Apellis Pharmaceuticals, Inc.(a)(b)	64,987	1,632,473
Biogen, Inc.(a)	86,434	15,211,520
BioMarin Pharmaceutical, Inc.(a)	113,317	6,734,429
Caris Life Sciences, Inc.(a)	22,785	614,739
Exact Sciences Corp.(a)	111,960	11,370,658
Exelixis, Inc.(a)	147,530	6,466,240
Gilead Sciences, Inc.	739,409	90,755,061
Halozyme Therapeutics, Inc.(a)	63,928	4,302,354
Incyte Corp.(a)	94,841	9,367,446
Insmed, Inc.(a)	124,171	21,610,721
Ionis Pharmaceuticals, Inc.(a)	88,272	6,983,198
Moderna, Inc.(a)	200,325	5,907,584
Natera, Inc.(a)	77,363	17,723,090
Neurocrine Biosciences, Inc.(a)	59,024	8,371,374
Regeneron Pharmaceuticals, Inc.	60,177	46,448,821
Master Portfolio Schedule of Investments
17

Schedule of Investments (continued)
December 31, 2025
Large Cap Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Revolution Medicines, Inc.(a)	97,529	$ 7,768,185
Roivant Sciences Ltd.(a)	225,180	4,886,406
Sarepta Therapeutics, Inc.(a)(b)	55,854	1,201,978
Summit Therapeutics, Inc.(a)(b)	69,598	1,217,269
Ultragenyx Pharmaceutical, Inc.(a)	52,561	1,208,903
United Therapeutics Corp.(a)	24,824	12,095,494
Vertex Pharmaceuticals, Inc.(a)	153,620	69,645,163
Viking Therapeutics, Inc.(a)(b)	68,356	2,404,764
		727,560,600
Broadline Retail — 3.6%
Amazon.com, Inc.(a)	5,688,549	1,313,030,880
Coupang, Inc., Class A(a)	753,356	17,771,668
Dillard’s, Inc., Class A(b)	2,021	1,225,413
eBay, Inc.	272,948	23,773,771
Etsy, Inc.(a)	62,422	3,460,676
Macy’s, Inc.	161,963	3,571,284
Ollie’s Bargain Outlet Holdings, Inc.(a)	36,621	4,014,028
		1,366,847,720
Building Products — 0.5%
A O Smith Corp.(b)	68,726	4,596,395
AAON, Inc.(b)	42,236	3,220,495
Advanced Drainage Systems, Inc.	40,982	5,935,423
Allegion PLC	50,782	8,085,510
Armstrong World Industries, Inc.	24,965	4,770,812
Builders FirstSource, Inc.(a)	65,285	6,717,174
Carlisle Cos., Inc.(b)	25,596	8,187,137
Carrier Global Corp.	476,568	25,181,853
Fortune Brands Innovations, Inc.	72,510	3,626,950
Hayward Holdings, Inc.(a)	96,008	1,483,324
Johnson Controls International PLC	392,378	46,987,265
Lennox International, Inc.(b)	19,073	9,261,467
Masco Corp.(b)	122,579	7,778,863
Owens Corning	51,422	5,754,636
Simpson Manufacturing Co., Inc.(b)	25,393	4,100,208
Trane Technologies PLC	131,917	51,342,096
Trex Co., Inc.(a)	61,336	2,151,667
		199,181,275
Capital Markets — 3.5%
Affiliated Managers Group, Inc.	16,697	4,813,411
Ameriprise Financial, Inc.	55,024	26,980,468
Ares Management Corp., Class A(b)	112,620	18,202,771
Bank of New York Mellon Corp.	416,983	48,407,556
BlackRock, Inc.(c)	90,847	97,237,178
Blackstone, Inc., Class A	432,320	66,637,805
Blue Owl Capital, Inc., Class A(b)	369,593	5,521,719
Brookfield Asset Management Ltd., Class A(b)	229,228	12,009,255
Carlyle Group, Inc.(b)	155,826	9,210,875
Cboe Global Markets, Inc.	61,988	15,558,988
Charles Schwab Corp.	1,013,254	101,234,207
CME Group, Inc., Class A	212,874	58,131,632
Coinbase Global, Inc., Class A(a)	125,262	28,326,749
Evercore, Inc., Class A	21,978	7,478,015
FactSet Research Systems, Inc.	22,520	6,535,079
Franklin Resources, Inc.	191,234	4,568,580
Freedom Holding Corp.(a)(b)	10,512	1,279,100
Goldman Sachs Group, Inc.(b)	174,250	153,165,750
Hamilton Lane, Inc., Class A(b)	24,654	3,311,279
Houlihan Lokey, Inc., Class A	32,899	5,730,677
Interactive Brokers Group, Inc., Class A	253,913	16,329,145
Intercontinental Exchange, Inc.	339,969	55,061,379
Security	Shares	Value
Capital Markets (continued)
Invesco Ltd.	213,211	$ 5,601,053
Janus Henderson Group PLC	73,465	3,494,730
Jefferies Financial Group, Inc.	93,322	5,783,164
KKR & Co., Inc., Class A	403,461	51,433,208
Lazard, Inc.	49,714	2,414,112
LPL Financial Holdings, Inc.	47,769	17,061,654
MarketAxess Holdings, Inc.	21,570	3,909,563
Moody’s Corp.	92,371	47,187,725
Morgan Stanley	682,566	121,175,942
Morningstar, Inc.	14,329	3,113,835
MSCI, Inc., Class A	43,167	24,766,203
Nasdaq, Inc.	268,511	26,080,473
Northern Trust Corp.	115,917	15,833,103
Raymond James Financial, Inc.(b)	105,052	16,870,301
Robinhood Markets, Inc., Class A(a)	441,792	49,966,675
S&P Global, Inc.	179,772	93,947,050
SEI Investments Co.	64,104	5,257,810
State Street Corp.	166,334	21,458,749
Stifel Financial Corp.	59,110	7,401,754
T. Rowe Price Group, Inc.(b)	131,135	13,425,601
TPG, Inc., Class A	78,799	5,030,528
Tradeweb Markets, Inc., Class A	68,587	7,375,846
Virtu Financial, Inc., Class A	52,586	1,752,166
XP, Inc., Class A	250,754	4,104,843
		1,300,177,706
Chemicals — 1.0%
Air Products and Chemicals, Inc.(b)	131,365	32,449,782
Albemarle Corp.	66,266	9,372,663
Ashland, Inc.	28,338	1,662,591
Axalta Coating Systems Ltd.(a)	131,824	4,259,233
Celanese Corp., Class A	64,799	2,739,702
CF Industries Holdings, Inc.	97,212	7,518,376
Corteva, Inc.	403,910	27,074,087
Dow, Inc.	420,752	9,837,182
DuPont de Nemours, Inc.	247,907	9,965,861
Eastman Chemical Co.	67,587	4,314,078
Ecolab, Inc.	147,869	38,818,570
Element Solutions, Inc.(b)	127,594	3,188,574
FMC Corp.(b)	76,580	1,062,165
Huntsman Corp.	100,247	1,002,470
International Flavors & Fragrances, Inc.	152,569	10,281,625
Linde PLC	278,751	118,856,639
LyondellBasell Industries NV, Class A(b)	153,180	6,632,694
Mosaic Co.	188,047	4,530,052
NewMarket Corp.(b)	3,494	2,401,286
Olin Corp.	71,273	1,484,617
PPG Industries, Inc.	135,589	13,892,449
RPM International, Inc.	73,393	7,632,872
Scotts Miracle-Gro Co.	27,058	1,578,834
Sherwin-Williams Co.	137,822	44,658,463
Solstice Advanced Materials, Inc.(a)	95,243	4,626,905
Westlake Corp.(b)	21,978	1,625,053
		371,466,823
Commercial Services & Supplies — 0.5%
Cintas Corp.	203,743	38,317,946
Clean Harbors, Inc.(a)	30,655	7,187,984
Copart, Inc.(a)	519,463	20,336,977
MSA Safety, Inc.(b)	21,394	3,426,035
RB Global, Inc.	107,999	11,109,857
Republic Services, Inc.	119,671	25,361,875
Rollins, Inc.	164,552	9,876,411
18
2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
Large Cap Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Commercial Services & Supplies (continued)
Tetra Tech, Inc.	158,467	$ 5,314,983
Veralto Corp.(b)	142,929	14,261,456
Waste Management, Inc.	220,055	48,348,284
		183,541,808
Communications Equipment — 0.9%
Arista Networks, Inc.(a)	612,479	80,253,124
Ciena Corp.(a)	84,561	19,776,281
Cisco Systems, Inc.	2,363,114	182,030,672
F5, Inc.(a)	34,178	8,724,276
Lumentum Holdings, Inc.(a)(b)	40,141	14,795,571
Motorola Solutions, Inc.	98,951	37,929,897
Ubiquiti, Inc.	2,640	1,460,844
		344,970,665
Construction & Engineering — 0.3%
AECOM	77,377	7,376,350
API Group Corp.(a)(b)	219,147	8,384,564
Comfort Systems USA, Inc.	20,839	19,448,830
EMCOR Group, Inc.	26,170	16,010,544
Everus Construction Group, Inc.(a)	29,179	2,496,555
MasTec, Inc.(a)	36,749	7,988,130
Quanta Services, Inc.(b)	87,399	36,887,622
Valmont Industries, Inc.(b)	11,473	4,615,818
WillScot Holdings Corp., Class A(b)	105,123	1,979,466
		105,187,879
Construction Materials — 0.3%
CRH PLC	403,577	50,366,409
Eagle Materials, Inc.(b)	19,906	4,114,172
James Hardie Industries PLC(a)	91,841	1,905,701
Martin Marietta Materials, Inc.	35,753	22,261,963
Vulcan Materials Co.(b)	77,932	22,227,765
		100,876,010
Consumer Finance — 0.7%
Ally Financial, Inc.	166,375	7,535,124
American Express Co.	320,251	118,476,858
Capital One Financial Corp.(b)	373,197	90,448,025
Credit Acceptance Corp.(a)(b)	2,668	1,183,151
OneMain Holdings, Inc.	72,266	4,881,568
SLM Corp.(b)	128,806	3,485,490
SoFi Technologies, Inc.(a)(b)	674,828	17,666,997
Synchrony Financial(b)	217,579	18,152,616
		261,829,829
Consumer Staples Distribution & Retail — 1.8%
Albertsons Cos., Inc., Class A(b)	248,271	4,262,813
BJ’s Wholesale Club Holdings, Inc.(a)(b)	76,361	6,874,781
Casey’s General Stores, Inc.(b)	21,891	12,099,375
Costco Wholesale Corp.(b)	263,527	227,249,873
Dollar General Corp.	131,682	17,483,419
Dollar Tree, Inc.(a)	114,071	14,031,874
Kroger Co.(b)	358,662	22,409,202
Maplebear, Inc.(a)	104,058	4,680,529
Performance Food Group Co.(a)	92,540	8,321,197
Sprouts Farmers Market, Inc.(a)	58,230	4,639,184
Sysco Corp.	285,293	21,023,241
Target Corp.	269,398	26,333,654
U.S. Foods Holding Corp.(a)	132,622	9,989,089
Walmart, Inc.	2,576,737	287,074,269
		666,472,500
Containers & Packaging — 0.2%
Amcor PLC(b)	1,355,165	11,302,076
AptarGroup, Inc.	39,460	4,812,542
Security	Shares	Value
Containers & Packaging (continued)
Avery Dennison Corp.	46,105	$ 8,385,577
Ball Corp.(b)	166,158	8,801,389
Crown Holdings, Inc.	70,200	7,228,494
Graphic Packaging Holding Co.	172,118	2,592,097
International Paper Co.(b)	308,347	12,145,788
Packaging Corp. of America(b)	52,548	10,836,974
Sealed Air Corp.	82,123	3,402,356
Silgan Holdings, Inc.(b)	53,550	2,161,814
Smurfit WestRock PLC(b)	299,054	11,564,418
Sonoco Products Co.	59,006	2,575,022
		85,808,547
Distributors — 0.1%
Genuine Parts Co.	82,459	10,139,159
LKQ Corp.(b)	154,842	4,676,228
Pool Corp.(b)	18,787	4,297,526
		19,112,913
Diversified Consumer Services — 0.1%
ADT, Inc.	308,351	2,488,393
Bright Horizons Family Solutions, Inc.(a)	33,465	3,393,351
Duolingo, Inc., Class A(a)	22,093	3,877,321
Grand Canyon Education, Inc.(a)	16,672	2,772,720
H&R Block, Inc.	78,657	3,427,872
Service Corp. International(b)	83,511	6,511,353
		22,471,010
Diversified REITs — 0.0%
WP Carey, Inc.(b)	131,247	8,447,057
Diversified Telecommunication Services — 0.6%
AST SpaceMobile, Inc., Class A(a)(b)	117,904	8,563,368
AT&T, Inc.	4,098,455	101,805,622
Frontier Communications Parent, Inc.(a)	142,914	5,440,736
GCI Liberty, Inc.(a)(d)	56,944	1
GCI Liberty, Inc., Class C(a)	19,145	712,386
Iridium Communications, Inc.(b)	57,814	1,004,807
Liberty Global Ltd., Class A(a)	107,807	1,200,970
Liberty Global Ltd., Class C(a)	85,293	941,635
Verizon Communications, Inc.	2,495,454	101,639,841
		221,309,366
Electric Utilities — 1.4%
Alliant Energy Corp.	151,009	9,817,095
American Electric Power Co., Inc.	317,353	36,593,974
Constellation Energy Corp.	187,172	66,122,253
Duke Energy Corp.	460,163	53,935,705
Edison International	227,484	13,653,590
Entergy Corp.	266,056	24,591,556
Evergy, Inc.	135,698	9,836,748
Eversource Energy	220,249	14,829,365
Exelon Corp.	599,282	26,122,702
FirstEnergy Corp.(b)	328,954	14,727,271
IDACORP, Inc.(b)	33,179	4,199,134
NextEra Energy, Inc.	1,228,080	98,590,262
NRG Energy, Inc.	112,108	17,852,078
OGE Energy Corp.(b)	122,316	5,222,893
PG&E Corp.	1,301,235	20,910,847
Pinnacle West Capital Corp.(b)	70,931	6,291,580
PPL Corp.	434,751	15,224,980
Southern Co.	657,980	57,375,856
Xcel Energy, Inc.	352,645	26,046,360
		521,944,249
Electrical Equipment — 1.0%
Acuity, Inc.	18,058	6,501,602
Master Portfolio Schedule of Investments
19

Schedule of Investments (continued)
December 31, 2025
Large Cap Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electrical Equipment (continued)
AMETEK, Inc.	136,321	$ 27,988,065
Eaton Corp. PLC	232,599	74,085,108
Emerson Electric Co.	335,110	44,475,799
GE Vernova, Inc.	162,318	106,086,175
Generac Holdings, Inc.(a)	35,256	4,807,861
Hubbell, Inc.	32,071	14,243,052
nVent Electric PLC(b)	92,056	9,386,950
Regal Rexnord Corp.(b)	38,743	5,436,418
Rockwell Automation, Inc.	66,935	26,042,400
Sensata Technologies Holding PLC	89,072	2,965,207
Vertiv Holdings Co., Class A	224,209	36,324,100
		358,342,737
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	717,633	96,980,924
Arrow Electronics, Inc.(a)	32,321	3,561,128
Avnet, Inc.(b)	50,762	2,440,637
CDW Corp./DE	77,698	10,582,467
Cognex Corp.	96,008	3,454,368
Coherent Corp.(a)	91,404	16,870,436
Corning, Inc.	463,494	40,583,535
Crane NXT Co.(b)	29,782	1,401,839
Flex Ltd.(a)	216,469	13,079,057
IPG Photonics Corp.(a)	14,252	1,020,443
Jabil, Inc.	63,236	14,419,073
Keysight Technologies, Inc.(a)	102,768	20,881,430
Littelfuse, Inc.	15,255	3,858,294
Ralliant Corp.	71,439	3,636,959
TD SYNNEX Corp.	46,338	6,961,358
Teledyne Technologies, Inc.(a)	27,868	14,233,024
Vontier Corp.	90,194	3,353,413
Zebra Technologies Corp., Class A(a)	29,936	7,269,059
		264,587,444
Energy Equipment & Services — 0.2%
Baker Hughes Co., Class A(b)	587,075	26,735,395
Halliburton Co.	507,034	14,328,781
NOV, Inc.	232,224	3,629,661
SLB Ltd.	888,404	34,096,946
TechnipFMC PLC	243,723	10,860,297
Weatherford International PLC(b)	40,872	3,198,643
		92,849,723
Entertainment — 1.6%
Electronic Arts, Inc.	150,398	30,730,823
Liberty Live Holdings, Inc., Class A(a)	13,217	1,077,186
Liberty Live Holdings, Inc., Class C(a)	25,820	2,147,191
Liberty Media Corp.-Liberty Formula One, Class A(a)(b)	14,208	1,269,911
Liberty Media Corp.-Liberty Formula One, Class C(a)	125,535	12,366,453
Live Nation Entertainment, Inc.(a)(b)	94,873	13,519,403
Madison Square Garden Sports Corp., Class A(a)	9,935	2,569,688
Netflix, Inc.(a)	2,516,216	235,920,412
ROBLOX Corp., Class A(a)	362,892	29,405,139
Roku, Inc., Class A(a)	77,904	8,451,805
Spotify Technology SA(a)	91,788	53,302,209
Take-Two Interactive Software, Inc.(a)	108,679	27,825,084
TKO Group Holdings, Inc., Class A(b)	40,344	8,431,896
Walt Disney Co.	1,073,793	122,165,430
Warner Bros Discovery, Inc., Class A(a)	1,387,783	39,995,906
		589,178,536
Security	Shares	Value
Financial Services — 3.7%
Affirm Holdings, Inc., Class A(a)	158,560	$ 11,801,621
Apollo Global Management, Inc.	243,693	35,276,999
Berkshire Hathaway, Inc., Class B(a)	1,093,590	549,693,013
Block, Inc., Class A(a)	319,303	20,783,432
Corpay, Inc.(a)	40,560	12,205,721
Equitable Holdings, Inc.	174,662	8,322,644
Euronet Worldwide, Inc.(a)	24,116	1,835,469
Fidelity National Information Services, Inc.	311,690	20,714,917
Fiserv, Inc.(a)	315,712	21,206,375
Global Payments, Inc.	144,460	11,181,204
Jack Henry & Associates, Inc.(b)	43,521	7,941,712
Mastercard, Inc., Class A	477,053	272,340,017
MGIC Investment Corp.	141,379	4,131,094
PayPal Holdings, Inc.(b)	551,955	32,223,133
Rocket Cos., Inc., Class A(b)	536,235	10,381,510
Shift4 Payments, Inc., Class A(a)(b)	38,699	2,436,876
Toast, Inc., Class A(a)(b)	267,277	9,491,006
UWM Holdings Corp., Class A(b)	64,344	281,827
Visa, Inc., Class A	998,239	350,092,400
Voya Financial, Inc.	55,765	4,153,935
Western Union Co.(b)	175,373	1,632,723
WEX, Inc.(a)(b)	20,686	3,081,800
		1,391,209,428
Food Products — 0.4%
Archer-Daniels-Midland Co.(b)	279,191	16,050,691
Bunge Global SA(b)	79,026	7,039,636
Conagra Brands, Inc.	284,289	4,921,043
Darling Ingredients, Inc.(a)	94,657	3,407,652
Flowers Foods, Inc.	115,808	1,259,991
Freshpet, Inc.(a)	27,863	1,697,693
General Mills, Inc.	327,122	15,211,173
Hershey Co.(b)	85,288	15,520,710
Hormel Foods Corp.	177,840	4,214,808
Ingredion, Inc.	37,961	4,185,580
J.M. Smucker Co.	61,211	5,987,048
Kraft Heinz Co.(b)	497,301	12,059,549
Lamb Weston Holdings, Inc.	80,826	3,385,801
McCormick & Co., Inc.	149,605	10,189,597
Mondelez International, Inc., Class A	769,945	41,446,139
Pilgrim’s Pride Corp.	28,135	1,096,984
Post Holdings, Inc.(a)	31,526	3,122,650
Seaboard Corp.	115	511,154
Smithfield Foods, Inc.	16,486	368,132
The Campbell’s Co.(b)	119,974	3,343,675
Tyson Foods, Inc., Class A	165,048	9,675,114
		164,694,820
Gas Utilities — 0.1%
Atmos Energy Corp.	93,375	15,652,451
MDU Resources Group, Inc.	114,135	2,227,915
National Fuel Gas Co.(b)	52,318	4,188,579
UGI Corp.	125,957	4,714,571
		26,783,516
Ground Transportation — 0.9%
Avis Budget Group, Inc.(a)(b)	9,824	1,260,616
CSX Corp.	1,113,318	40,357,778
JB Hunt Transport Services, Inc.	44,666	8,680,390
Knight-Swift Transportation Holdings, Inc.(b)	97,236	5,083,498
Landstar System, Inc.	20,649	2,967,261
Lyft, Inc., Class A(a)	234,743	4,546,972
Norfolk Southern Corp.	133,918	38,664,805
Old Dominion Freight Line, Inc.	109,100	17,106,880
20
2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
Large Cap Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Ground Transportation (continued)
Ryder System, Inc.	24,514	$ 4,691,735
Saia, Inc.(a)	16,256	5,307,909
Schneider National, Inc., Class B(b)	26,348	699,012
Uber Technologies, Inc.(a)	1,192,659	97,452,167
U-Haul Holding Co.(a)	5,406	272,516
U-Haul Holding Co., Series N(b)	60,528	2,829,079
Union Pacific Corp.(b)	354,203	81,934,238
XPO, Inc.(a)(b)	66,546	9,044,267
		320,899,123
Health Care Equipment & Supplies — 1.9%
Abbott Laboratories	1,028,061	128,805,763
Align Technology, Inc.(a)	40,529	6,328,603
Baxter International, Inc.	310,619	5,935,929
Becton Dickinson & Co.	169,335	32,862,844
Boston Scientific Corp.(a)	876,368	83,561,689
Cooper Cos., Inc.(a)	119,067	9,758,731
Dentsply Sirona, Inc.	127,988	1,462,903
Dexcom, Inc.(a)	239,095	15,868,735
Edwards Lifesciences Corp.(a)	340,657	29,041,009
Envista Holdings Corp.(a)	104,952	2,278,508
GE HealthCare Technologies, Inc.(a)(b)	269,476	22,102,422
Globus Medical, Inc., Class A(a)	67,314	5,877,185
Hologic, Inc.(a)	133,724	9,961,101
IDEXX Laboratories, Inc.(a)	47,690	32,263,716
Inspire Medical Systems, Inc.(a)	16,155	1,489,976
Insulet Corp.(a)(b)	41,910	11,912,498
Intuitive Surgical, Inc.(a)	209,320	118,550,475
Masimo Corp.(a)	26,075	3,391,315
Medtronic PLC	758,955	72,905,217
Penumbra, Inc.(a)	22,862	7,108,024
ResMed, Inc.(b)	85,894	20,689,288
Solventum Corp.(a)	84,259	6,676,683
STERIS PLC(b)	58,093	14,727,737
Stryker Corp.	203,967	71,688,282
Teleflex, Inc.(b)	26,155	3,191,956
Zimmer Biomet Holdings, Inc.(b)	117,837	10,595,903
		729,036,492
Health Care Providers & Services — 1.6%
Acadia Healthcare Co., Inc.(a)(b)	59,878	849,669
Cardinal Health, Inc.	142,588	29,301,834
Cencora, Inc.	107,688	36,371,622
Centene Corp.(a)	289,178	11,899,675
Chemed Corp.	8,657	3,703,984
Cigna Group	155,502	42,798,815
CVS Health Corp.	747,073	59,287,713
DaVita, Inc.(a)	23,596	2,680,742
Elevance Health, Inc.	131,908	46,240,349
Encompass Health Corp.	59,582	6,324,033
HCA Healthcare, Inc.	96,112	44,870,848
Henry Schein, Inc.(a)	58,017	4,384,925
Humana, Inc.(b)	71,423	18,293,573
Labcorp Holdings, Inc.	50,094	12,567,583
McKesson Corp.	74,932	61,465,970
Molina Healthcare, Inc.(a)	31,596	5,483,170
Quest Diagnostics, Inc.	65,956	11,445,345
Tenet Healthcare Corp.(a)	50,089	9,953,686
UnitedHealth Group, Inc.	540,269	178,348,200
Universal Health Services, Inc., Class B	30,316	6,609,494
		592,881,230
Security	Shares	Value
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc.	102,821	$ 5,032,060
Healthcare Realty Trust, Inc.(b)	194,033	3,288,859
Healthpeak Properties, Inc.	421,240	6,773,539
Medical Properties Trust, Inc.(b)	304,053	1,520,265
Omega Healthcare Investors, Inc.	170,338	7,552,787
Ventas, Inc.(b)	269,924	20,886,719
Welltower, Inc.	407,762	75,684,705
		120,738,934
Health Care Technology(a) — 0.1%
Certara, Inc.	72,883	642,099
Doximity, Inc., Class A	85,464	3,784,346
Veeva Systems, Inc., Class A	87,390	19,508,070
		23,934,515
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	417,874	7,408,906
Park Hotels & Resorts, Inc.(b)	137,179	1,434,892
		8,843,798
Hotels, Restaurants & Leisure — 2.0%
Airbnb, Inc., Class A(a)	251,546	34,139,823
Aramark(b)	156,057	5,752,261
Booking Holdings, Inc.	19,228	102,972,285
Boyd Gaming Corp.	33,758	2,877,532
Caesars Entertainment, Inc.(a)	124,559	2,913,435
Carnival Corp.(a)	656,928	20,062,581
Cava Group, Inc.(a)(b)	59,454	3,489,355
Chipotle Mexican Grill, Inc.(a)	790,494	29,248,278
Choice Hotels International, Inc.(b)	15,026	1,431,377
Churchill Downs, Inc.	38,792	4,413,754
Darden Restaurants, Inc.(b)	69,124	12,720,199
Domino’s Pizza, Inc.	18,864	7,862,893
DoorDash, Inc., Class A(a)	211,615	47,926,565
DraftKings, Inc., Class A(a)	293,606	10,117,663
Dutch Bros, Inc., Class A(a)(b)	70,278	4,302,419
Expedia Group, Inc.	69,491	19,687,495
Flutter Entertainment PLC(a)	93,633	20,134,840
Hilton Worldwide Holdings, Inc.	135,249	38,850,275
Hyatt Hotels Corp., Class A(b)	23,232	3,724,554
Las Vegas Sands Corp.	179,308	11,671,158
Marriott International, Inc., Class A	132,586	41,133,481
McDonald’s Corp.	424,418	129,714,873
MGM Resorts International(a)	124,875	4,556,689
Norwegian Cruise Line Holdings Ltd.(a)	266,210	5,941,807
Penn Entertainment, Inc.(a)	83,723	1,234,914
Planet Fitness, Inc., Class A(a)	51,422	5,577,744
Restaurant Brands International, Inc.(b)	193,960	13,233,891
Royal Caribbean Cruises Ltd.	150,468	41,968,535
Starbucks Corp.	672,855	56,661,120
Texas Roadhouse, Inc.(b)	39,986	6,637,676
Travel & Leisure Co.(b)	36,922	2,604,109
Vail Resorts, Inc.(b)	20,529	2,726,251
Viking Holdings Ltd.(a)	104,742	7,479,626
Wendy’s Co.(b)	117,565	979,316
Wingstop, Inc.(b)	16,929	4,037,397
Wyndham Hotels & Resorts, Inc.	47,369	3,579,202
Wynn Resorts Ltd.	42,492	5,113,062
Yum! Brands, Inc.(b)	164,452	24,878,299
		742,356,734
Household Durables — 0.3%
D.R. Horton, Inc.	156,828	22,587,937
Garmin Ltd.	96,403	19,555,349
Master Portfolio Schedule of Investments
21

Schedule of Investments (continued)
December 31, 2025
Large Cap Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Household Durables (continued)
Lennar Corp., B Shares(b)	6,036	$ 574,144
Lennar Corp., Class A	121,648	12,505,415
Mohawk Industries, Inc.(a)	30,747	3,360,647
Newell Brands, Inc.	242,632	902,591
NVR, Inc.(a)	1,577	11,500,698
PulteGroup, Inc.	118,172	13,856,849
SharkNinja, Inc.(a)	49,341	5,521,258
Somnigroup International, Inc.	120,455	10,754,222
Toll Brothers, Inc.	54,026	7,305,396
TopBuild Corp.(a)	15,749	6,570,325
Whirlpool Corp.(b)	32,729	2,361,070
		117,355,901
Household Products — 0.7%
Church & Dwight Co., Inc.	138,445	11,608,613
Clorox Co.	73,106	7,371,278
Colgate-Palmolive Co.	476,208	37,629,956
Kimberly-Clark Corp.	196,170	19,791,591
Procter & Gamble Co.	1,394,556	199,853,821
Reynolds Consumer Products, Inc.(b)	33,158	759,981
		277,015,240
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	435,026	6,238,273
Brookfield Renewable Corp.(b)	79,735	3,057,040
Clearway Energy, Inc., Class A	22,840	717,633
Clearway Energy, Inc., Class C(b)	53,375	1,775,252
Talen Energy Corp.(a)	26,657	9,992,110
Vistra Corp.	199,949	32,257,772
		54,038,080
Industrial Conglomerates — 0.3%
3M Co.	314,637	50,373,384
Honeywell International, Inc.	377,058	73,560,245
		123,933,629
Industrial REITs — 0.3%
Americold Realty Trust, Inc.(b)	179,449	2,307,714
EastGroup Properties, Inc.(b)	30,942	5,512,008
First Industrial Realty Trust, Inc.	79,668	4,562,586
Lineage, Inc.(b)	40,725	1,425,375
Prologis, Inc.	554,316	70,763,981
Rexford Industrial Realty, Inc.(b)	133,792	5,180,426
STAG Industrial, Inc.	117,012	4,301,361
		94,053,451
Insurance — 1.9%
Aflac, Inc.	288,241	31,784,335
Allstate Corp.	156,036	32,478,893
American Financial Group, Inc.	40,797	5,576,134
American International Group, Inc.	328,433	28,097,443
Aon PLC, Class A	124,104	43,793,820
Arch Capital Group Ltd.(a)	214,807	20,604,287
Arthur J Gallagher & Co.	150,382	38,917,358
Assurant, Inc.	30,379	7,316,782
Assured Guaranty Ltd.	28,046	2,520,494
Axis Capital Holdings Ltd.(b)	44,727	4,789,814
Brighthouse Financial, Inc.(a)	36,862	2,388,289
Brown & Brown, Inc.	164,958	13,147,153
Chubb Ltd.	216,742	67,649,513
Cincinnati Financial Corp.	92,095	15,040,955
CNA Financial Corp.	10,924	521,512
Everest Group Ltd.	24,847	8,431,829
F&G Annuities & Life, Inc.	9,093	280,519
Security	Shares	Value
Insurance (continued)
Fidelity National Financial, Inc., Class A	151,565	$ 8,273,933
First American Financial Corp.	56,183	3,451,884
Globe Life, Inc.	49,438	6,914,399
Hanover Insurance Group, Inc.	20,429	3,733,808
Hartford Insurance Group, Inc.	167,369	23,063,448
Kemper Corp.	36,506	1,479,953
Kinsale Capital Group, Inc.	13,198	5,162,002
Lincoln National Corp.	98,277	4,376,275
Loews Corp.	100,469	10,580,390
Markel Group, Inc.(a)	7,420	15,950,403
Marsh & McLennan Cos., Inc.	294,045	54,551,228
MetLife, Inc.	332,552	26,251,655
Old Republic International Corp.	136,707	6,239,307
Primerica, Inc.	19,539	5,048,096
Principal Financial Group, Inc.	124,955	11,022,281
Progressive Corp.	346,825	78,978,989
Prudential Financial, Inc.	209,187	23,613,029
Reinsurance Group of America, Inc.	39,537	8,044,198
RenaissanceRe Holdings Ltd.	28,055	7,887,944
RLI Corp.(b)	47,310	3,026,894
Ryan Specialty Holdings, Inc., Class A(b)	61,998	3,200,957
Travelers Cos., Inc.	131,393	38,111,854
Unum Group	101,374	7,856,485
W.R. Berkley Corp.	171,039	11,993,255
White Mountains Insurance Group Ltd.(b)	1,546	3,212,634
Willis Towers Watson PLC(b)	58,128	19,100,861
		714,465,292
Interactive Media & Services — 7.6%
Alphabet, Inc., Class A	3,447,063	1,078,930,719
Alphabet, Inc., Class C	2,806,747	880,757,208
IAC, Inc.(a)	45,466	1,777,721
Match Group, Inc.	145,021	4,682,728
Meta Platforms, Inc., Class A	1,294,772	854,666,049
Pinterest, Inc., Class A(a)	352,865	9,135,675
Reddit, Inc., Class A(a)	69,573	15,992,745
Trump Media & Technology Group Corp., Class A(a)(b)	95,565	1,265,281
ZoomInfo Technologies, Inc., Class A(a)	168,504	1,713,686
		2,848,921,812
IT Services — 1.2%
Accenture PLC, Class A	371,660	99,716,378
Akamai Technologies, Inc.(a)	87,457	7,630,623
Amdocs Ltd.(b)	66,180	5,328,152
Cloudflare, Inc., Class A(a)	183,108	36,099,742
Cognizant Technology Solutions Corp., Class A	291,280	24,176,240
DXC Technology Co.(a)	114,561	1,678,319
EPAM Systems, Inc.(a)	33,569	6,877,617
Gartner, Inc.(a)	44,801	11,302,396
Globant SA(a)(b)	26,559	1,736,162
GoDaddy, Inc., Class A(a)	81,329	10,091,302
International Business Machines Corp.(b)	552,399	163,626,108
Kyndryl Holdings, Inc.(a)(b)	140,574	3,733,645
MongoDB, Inc., Class A(a)	47,437	19,908,834
Okta, Inc., Class A(a)	99,087	8,568,053
Snowflake, Inc., Class A(a)	186,113	40,825,748
Twilio, Inc., Class A(a)	84,424	12,008,470
VeriSign, Inc.	48,280	11,729,626
		465,037,415
Leisure Products — 0.0%
Brunswick Corp.	42,261	3,137,457
22
2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
Large Cap Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Leisure Products (continued)
Hasbro, Inc.	80,563	$ 6,606,166
Mattel, Inc.(a)	195,704	3,882,767
YETI Holdings, Inc.(a)(b)	45,742	2,020,424
		15,646,814
Life Sciences Tools & Services — 1.0%
Agilent Technologies, Inc.	168,535	22,932,557
Avantor, Inc.(a)	396,033	4,538,538
Bio-Rad Laboratories, Inc., Class A(a)	11,559	3,502,261
Bio-Techne Corp.	91,027	5,353,298
Bruker Corp.(b)	64,071	3,018,385
Charles River Laboratories International, Inc.(a)	29,732	5,930,939
Danaher Corp.	373,404	85,479,644
Illumina, Inc.(a)	93,163	12,219,259
IQVIA Holdings, Inc.(a)	99,758	22,486,451
Medpace Holdings, Inc.(a)	13,297	7,468,260
Mettler-Toledo International, Inc.(a)	12,259	17,091,375
Qiagen NV	122,853	5,524,699
Repligen Corp.(a)	32,107	5,261,053
Revvity, Inc.(b)	65,530	6,340,028
Sotera Health Co.(a)	89,715	1,582,573
Tempus AI, Inc., Class A(a)(b)	50,785	2,998,854
Thermo Fisher Scientific, Inc.	224,210	129,918,485
Waters Corp.(a)	35,117	13,338,490
West Pharmaceutical Services, Inc.	42,690	11,745,727
		366,730,876
Machinery — 1.7%
AGCO Corp.(b)	38,260	3,991,283
Allison Transmission Holdings, Inc.(b)	49,074	4,804,345
Caterpillar, Inc.	274,909	157,487,119
CNH Industrial NV	524,740	4,838,103
Crane Co.	29,085	5,364,146
Cummins, Inc.	81,708	41,707,849
Deere & Co.	146,007	67,976,479
Donaldson Co., Inc.(b)	70,954	6,290,782
Dover Corp.(b)	80,818	15,778,906
Esab Corp.(b)	33,897	3,786,973
Flowserve Corp.	76,471	5,305,558
Fortive Corp.	186,538	10,298,763
Gates Industrial Corp. PLC(a)	152,137	3,266,381
Graco, Inc.(b)	96,686	7,925,351
IDEX Corp.	45,995	8,184,350
Illinois Tool Works, Inc.(b)	173,152	42,647,338
Ingersoll Rand, Inc.	237,420	18,808,412
ITT, Inc.	47,558	8,251,789
Lincoln Electric Holdings, Inc.	33,049	7,919,862
Middleby Corp.(a)(b)	30,356	4,513,026
Mueller Industries, Inc.	62,938	7,225,282
Nordson Corp.	31,644	7,608,167
Oshkosh Corp.(b)	38,976	4,896,555
Otis Worldwide Corp.	233,119	20,362,945
PACCAR, Inc.(b)	305,615	33,467,899
Parker-Hannifin Corp.	75,008	65,929,032
Pentair PLC	97,636	10,167,813
RBC Bearings, Inc.(a)	17,765	7,966,359
Snap-on, Inc.	30,545	10,525,807
Stanley Black & Decker, Inc.(b)	91,311	6,782,581
Timken Co.(b)	38,052	3,201,315
Toro Co.	59,276	4,666,207
Security	Shares	Value
Machinery (continued)
Westinghouse Air Brake Technologies Corp.	99,961	$ 21,336,675
Xylem, Inc.	143,433	19,532,706
		652,816,158
Marine Transportation — 0.0%
Kirby Corp.(a)(b)	34,658	3,818,618
Media — 0.4%
Charter Communications, Inc., Class A(a)(b)	50,598	10,562,332
Comcast Corp., Class A	2,143,357	64,064,941
DoubleVerify Holdings, Inc.(a)	93,379	1,068,256
Fox Corp., Class A(b)	120,567	8,809,831
Fox Corp., Class B	89,675	5,822,598
Liberty Broadband Corp., Class A(a)	10,629	513,168
Liberty Broadband Corp., Class C(a)	66,229	3,218,729
New York Times Co., Class A	94,471	6,558,177
News Corp., Class A(b)	228,542	5,969,517
News Corp., Class B(b)	72,414	2,145,627
Nexstar Media Group, Inc., Class A(b)	15,975	3,243,724
NIQ Global Intelligence PLC(a)	39,388	649,508
Omnicom Group, Inc.(b)	189,399	15,293,969
Sirius XM Holdings, Inc.(b)	117,117	2,341,754
Trade Desk, Inc., Class A(a)	263,497	10,002,346
		140,264,477
Metals & Mining — 0.6%
Alcoa Corp.(b)	150,756	8,011,174
Anglogold Ashanti PLC(b)	296,607	25,294,645
Cleveland-Cliffs, Inc.(a)	298,171	3,959,711
Freeport-McMoRan, Inc.	847,711	43,055,242
MP Materials Corp., Class A(a)(b)	79,650	4,023,918
Newmont Corp.	650,409	64,943,339
Nucor Corp.	135,673	22,129,623
Reliance, Inc.	31,643	9,140,713
Royal Gold, Inc.(b)	48,875	10,864,424
Southern Copper Corp.(b)	51,364	7,369,193
Steel Dynamics, Inc.(b)	82,832	14,035,882
		212,827,864
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AGNC Investment Corp.(b)	619,686	6,643,034
Annaly Capital Management, Inc.	387,212	8,658,061
Rithm Capital Corp.(b)	318,587	3,472,598
Starwood Property Trust, Inc.(b)	195,825	3,526,808
		22,300,501
Multi-Utilities — 0.5%
Ameren Corp.	160,933	16,070,769
CenterPoint Energy, Inc.	388,934	14,911,730
CMS Energy Corp.	178,180	12,460,128
Consolidated Edison, Inc.	214,504	21,304,537
Dominion Energy, Inc.	504,575	29,563,049
DTE Energy Co.	122,599	15,812,819
NiSource, Inc.(b)	278,150	11,615,544
Public Service Enterprise Group, Inc.	295,283	23,711,225
Sempra	387,068	34,174,234
WEC Energy Group, Inc.	188,359	19,864,340
		199,488,375
Office REITs — 0.0%
BXP, Inc.(b)	94,137	6,352,365
Cousins Properties, Inc.	96,524	2,488,389
Highwoods Properties, Inc.	69,806	1,802,391
Master Portfolio Schedule of Investments
23

Schedule of Investments (continued)
December 31, 2025
Large Cap Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Office REITs (continued)
Kilroy Realty Corp.(b)	71,231	$ 2,661,902
Vornado Realty Trust	104,805	3,487,910
		16,792,957
Oil, Gas & Consumable Fuels — 2.6%
Antero Midstream Corp.	192,982	3,433,150
Antero Resources Corp.(a)(b)	174,766	6,022,436
APA Corp.(b)	204,142	4,993,313
Cheniere Energy, Inc.	126,154	24,523,076
Chevron Corp.	1,110,995	169,326,748
Chord Energy Corp.	36,465	3,380,305
Civitas Resources, Inc.(b)	54,130	1,466,382
ConocoPhillips	741,636	69,424,546
Coterra Energy, Inc.	447,488	11,777,884
Devon Energy Corp.	372,769	13,654,528
Diamondback Energy, Inc.(b)	112,166	16,861,915
DT Midstream, Inc.(a)	58,939	7,053,819
EOG Resources, Inc.	326,114	34,245,231
EQT Corp.	370,313	19,848,777
Expand Energy Corp.	131,730	14,537,723
Exxon Mobil Corp.	2,505,343	301,492,977
HF Sinclair Corp.	97,394	4,487,915
Kinder Morgan, Inc.	1,150,723	31,633,375
Marathon Petroleum Corp.	180,339	29,328,532
Matador Resources Co.	69,199	2,936,806
Occidental Petroleum Corp.	420,225	17,279,652
ONEOK, Inc.(b)	370,310	27,217,785
Ovintiv, Inc.(b)	155,579	6,097,141
Permian Resources Corp., Class A	378,559	5,311,183
Phillips 66	241,468	31,159,031
Range Resources Corp.	137,084	4,833,582
Targa Resources Corp.	127,028	23,436,666
Texas Pacific Land Corp.(b)	34,740	9,978,023
Valero Energy Corp.	180,256	29,343,874
Viper Energy, Inc., Class A	100,544	3,884,015
Williams Cos., Inc.	722,956	43,456,885
		972,427,275
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.(b)	37,263	3,009,360
Passenger Airlines — 0.2%
Alaska Air Group, Inc.(a)	59,966	3,016,290
American Airlines Group, Inc.(a)	376,693	5,774,704
Delta Air Lines, Inc.	385,727	26,769,454
Southwest Airlines Co.(b)	281,971	11,653,861
United Airlines Holdings, Inc.(a)	192,002	21,469,663
		68,683,972
Personal Care Products — 0.1%
BellRing Brands, Inc.(a)	74,515	1,991,786
Coty, Inc., Class A(a)	220,597	679,439
elf Beauty, Inc.(a)	31,573	2,400,811
Estee Lauder Cos., Inc., Class A	140,700	14,734,104
Kenvue, Inc.	1,119,393	19,309,529
		39,115,669
Pharmaceuticals — 3.1%
Bristol-Myers Squibb Co.	1,206,514	65,079,365
Corcept Therapeutics, Inc.(a)	57,989	2,018,017
Elanco Animal Health, Inc.(a)	298,049	6,744,849
Eli Lilly & Co.	474,948	510,417,117
Jazz Pharmaceuticals PLC(a)	34,277	5,827,090
Johnson & Johnson	1,428,753	295,680,433
Security	Shares	Value
Pharmaceuticals (continued)
Merck & Co., Inc.	1,495,943	$ 157,462,960
Organon & Co.	175,004	1,254,779
Perrigo Co. PLC(b)	77,833	1,083,435
Pfizer, Inc.	3,372,902	83,985,260
Royalty Pharma PLC, Class A(b)	214,946	8,305,513
Viatris, Inc.	704,719	8,773,752
Zoetis, Inc., Class A	264,445	33,272,470
		1,179,905,040
Professional Services — 0.6%
Amentum Holdings, Inc.(a)	89,366	2,591,614
Automatic Data Processing, Inc.	243,373	62,602,837
Booz Allen Hamilton Holding Corp., Class A	72,898	6,149,675
Broadridge Financial Solutions, Inc.	71,122	15,872,297
CACI International, Inc., Class A(a)	13,121	6,991,000
Clarivate PLC(a)(b)	255,993	855,017
Concentrix Corp.(b)	24,073	1,000,955
Dayforce, Inc.(a)	92,294	6,383,053
Equifax, Inc.	72,250	15,676,805
ExlService Holdings, Inc.(a)	97,634	4,143,587
FTI Consulting, Inc.(a)	19,472	3,326,402
Genpact Ltd.	91,450	4,278,031
Jacobs Solutions, Inc.	67,252	8,908,200
KBR, Inc.	78,299	3,147,620
Leidos Holdings, Inc.	76,443	13,790,317
ManpowerGroup, Inc.(b)	31,447	934,919
Parsons Corp.(a)	29,734	1,837,561
Paychex, Inc.(b)	190,254	21,342,694
Paycom Software, Inc.	30,686	4,890,121
Paylocity Holding Corp.(a)	26,389	4,024,323
Robert Half, Inc.(b)	61,305	1,665,044
Science Applications International Corp.	27,061	2,723,960
SS&C Technologies Holdings, Inc.	126,779	11,083,020
TransUnion(b)	115,017	9,862,708
Verisk Analytics, Inc.	82,492	18,452,635
		232,534,395
Real Estate Management & Development(a) — 0.2%
CBRE Group, Inc., Class A	175,798	28,266,561
CoStar Group, Inc.	245,963	16,538,552
Howard Hughes Holdings, Inc.(b)	16,804	1,340,455
Jones Lang LaSalle, Inc.	28,277	9,514,362
Zillow Group, Inc., Class A	30,566	2,085,518
Zillow Group, Inc., Class C(b)	97,985	6,684,537
		64,429,985
Residential REITs — 0.3%
American Homes 4 Rent, Class A	203,516	6,532,864
AvalonBay Communities, Inc.(b)	84,144	15,256,149
Camden Property Trust	65,348	7,193,508
Equity LifeStyle Properties, Inc.	113,631	6,887,175
Equity Residential	220,872	13,923,771
Essex Property Trust, Inc.	37,922	9,923,429
Invitation Homes, Inc.	365,793	10,165,387
Mid-America Apartment Communities, Inc.	68,844	9,563,120
Sun Communities, Inc.	73,630	9,123,493
UDR, Inc.	198,040	7,264,107
		95,833,003
Retail REITs — 0.3%
Agree Realty Corp.(b)	63,946	4,606,030
Brixmor Property Group, Inc.	175,799	4,609,450
Federal Realty Investment Trust	52,020	5,243,616
Kimco Realty Corp.(b)	400,286	8,113,797
24
2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
Large Cap Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Retail REITs (continued)
NNN REIT, Inc.	109,837	$ 4,352,840
Realty Income Corp.(b)	540,543	30,470,409
Regency Centers Corp.	108,286	7,474,983
Simon Property Group, Inc.	191,707	35,486,883
		100,358,008
Semiconductors & Semiconductor Equipment — 13.0%
Advanced Micro Devices, Inc.(a)	956,139	204,766,728
Allegro MicroSystems, Inc.(a)	68,116	1,796,900
Amkor Technology, Inc.	73,275	2,892,897
Analog Devices, Inc.	293,809	79,681,001
Applied Materials, Inc.	475,381	122,168,163
Astera Labs, Inc.(a)	75,061	12,487,148
Broadcom, Inc.	2,738,713	947,868,569
Cirrus Logic, Inc.(a)	27,393	3,246,071
Enphase Energy, Inc.(a)	80,819	2,590,249
Entegris, Inc.	90,889	7,657,398
First Solar, Inc.(a)	60,312	15,755,304
GLOBALFOUNDRIES, Inc.(a)	64,640	2,257,229
Intel Corp.(a)	2,602,494	96,032,029
KLA Corp.	78,029	94,811,477
Lam Research Corp.	744,566	127,454,808
Lattice Semiconductor Corp.(a)	84,747	6,235,684
MACOM Technology Solutions Holdings, Inc., Class H(a)	37,368	6,400,391
Marvell Technology, Inc.	513,916	43,672,582
Microchip Technology, Inc.	310,955	19,814,053
Micron Technology, Inc.	663,373	189,333,288
MKS, Inc.(b)	40,330	6,444,734
Monolithic Power Systems, Inc.(b)	27,394	24,828,826
NVIDIA Corp.	13,878,982	2,588,430,143
ON Semiconductor Corp.(a)	239,276	12,956,795
Onto Innovation, Inc.(a)	28,845	4,553,472
Qnity Electronics, Inc.	123,953	10,120,762
Qorvo, Inc.(a)	47,916	4,049,381
QUALCOMM, Inc.	640,743	109,599,090
Skyworks Solutions, Inc.	89,702	5,688,004
Teradyne, Inc.	95,153	18,417,815
Texas Instruments, Inc.	539,594	93,614,163
Universal Display Corp.(b)	26,145	3,053,213
		4,868,678,367
Software — 9.9%
Adobe, Inc.(a)	247,880	86,755,521
Appfolio, Inc., Class A(a)	12,842	2,987,691
AppLovin Corp., Class A(a)	141,550	95,379,221
Atlassian Corp., Class A(a)	95,039	15,409,624
Aurora Innovation, Inc., Class A(a)(b)	607,788	2,333,906
Autodesk, Inc.(a)	126,297	37,385,175
Bentley Systems, Inc., Class B(b)	97,964	3,738,796
Bill Holdings, Inc.(a)	42,366	2,310,642
Cadence Design Systems, Inc.(a)	163,340	51,056,817
CCC Intelligent Solutions Holdings, Inc.(a)(b)	288,301	2,291,993
Circle Internet Group, Inc., Class A(a)	28,121	2,229,995
Confluent, Inc., Class A(a)	158,918	4,805,680
Crowdstrike Holdings, Inc., Class A(a)	144,485	67,728,789
Datadog, Inc., Class A(a)	183,081	24,897,185
Docusign, Inc.(a)	118,228	8,086,795
Dolby Laboratories, Inc., Class A	38,321	2,460,975
Dropbox, Inc., Class A(a)	120,492	3,349,678
Dynatrace, Inc.(a)	175,974	7,626,713
Elastic NV(a)(b)	54,982	4,147,842
Fair Isaac Corp.(a)	14,018	23,699,111
Fortinet, Inc.(a)	376,684	29,912,476
Security	Shares	Value
Software (continued)
Gen Digital, Inc.(b)	329,343	$ 8,954,836
Gitlab, Inc., Class A(a)(b)	77,976	2,926,439
Guidewire Software, Inc.(a)	50,099	10,070,400
HubSpot, Inc.(a)	30,041	12,055,453
Intuit, Inc.	162,752	107,810,180
Manhattan Associates, Inc.(a)	36,515	6,328,415
Microsoft Corp.	4,398,045	2,126,982,523
nCino, Inc.(a)(b)	51,376	1,317,281
Nutanix, Inc., Class A(a)	153,612	7,940,204
Oracle Corp.	998,235	194,565,984
Palantir Technologies, Inc., Class A(a)	1,296,873	230,519,176
Palo Alto Networks, Inc.(a)	389,711	71,784,766
Pegasystems, Inc.	52,428	3,131,000
Procore Technologies, Inc.(a)	64,422	4,686,056
PTC, Inc.(a)	70,555	12,291,387
RingCentral, Inc., Class A(a)	55,109	1,591,548
Roper Technologies, Inc.	63,324	28,187,412
Rubrik, Inc., Class A(a)	69,575	5,321,096
SailPoint, Inc.(a)(b)	35,823	724,699
Salesforce, Inc.	554,322	146,845,441
Samsara, Inc., Class A(a)	156,521	5,548,669
SentinelOne, Inc., Class A(a)	166,630	2,499,450
ServiceNow, Inc.(a)	612,030	93,756,876
Strategy, Inc., Class A(a)(b)	156,594	23,794,458
Synopsys, Inc.(a)	109,311	51,345,563
Teradata Corp.(a)	58,692	1,786,585
Trimble, Inc.(a)	140,199	10,984,592
Tyler Technologies, Inc.(a)	25,379	11,520,797
UiPath, Inc., Class A(a)	223,862	3,669,098
Unity Software, Inc.(a)	193,657	8,553,830
Workday, Inc., Class A(a)	127,084	27,295,102
Zoom Communications, Inc., Class A(a)	157,511	13,591,624
Zscaler, Inc.(a)	57,696	12,976,984
		3,729,952,549
Specialized REITs — 0.7%
American Tower Corp.	276,229	48,497,525
Crown Castle, Inc.	257,022	22,841,545
CubeSmart	132,294	4,769,199
Digital Realty Trust, Inc.	199,344	30,840,510
EPR Properties(b)	44,194	2,205,281
Equinix, Inc.	58,155	44,556,035
Extra Space Storage, Inc.	124,297	16,185,955
Gaming and Leisure Properties, Inc.	155,651	6,956,043
Iron Mountain, Inc.	172,629	14,319,576
Lamar Advertising Co., Class A	51,901	6,569,629
Millrose Properties, Inc., Class A(b)	76,577	2,287,355
National Storage Affiliates Trust(b)	46,552	1,313,232
Public Storage	93,448	24,249,756
Rayonier, Inc.	99,225	2,148,221
SBA Communications Corp.	64,372	12,451,476
VICI Properties, Inc.	642,870	18,077,504
Weyerhaeuser Co.	434,243	10,287,217
		268,556,059
Specialty Retail — 1.7%
AutoNation, Inc.(a)	14,848	3,065,815
AutoZone, Inc.(a)	9,897	33,565,676
Bath & Body Works, Inc.	127,626	2,562,730
Best Buy Co., Inc.(b)	113,980	7,628,681
Burlington Stores, Inc.(a)	37,069	10,707,381
CarMax, Inc.(a)	92,519	3,574,934
Carvana Co., Class A(a)	78,403	33,087,634
Chewy, Inc., Class A(a)	129,046	4,264,970
Master Portfolio Schedule of Investments
25

Schedule of Investments (continued)
December 31, 2025
Large Cap Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Specialty Retail (continued)
Dick’s Sporting Goods, Inc.	37,706	$ 7,464,657
Five Below, Inc.(a)	33,418	6,294,614
Floor & Decor Holdings, Inc., Class A(a)	63,434	3,862,496
GameStop Corp., Class A(a)(b)	238,850	4,796,108
Gap, Inc.	123,145	3,152,512
Home Depot, Inc.	591,140	203,411,274
Lithia Motors, Inc., Class A(b)	14,768	4,907,849
Lowe’s Cos., Inc.(b)	332,570	80,202,581
Murphy USA, Inc.	10,734	4,331,384
O’Reilly Automotive, Inc.(a)	499,557	45,564,594
Penske Automotive Group, Inc.(b)	11,118	1,759,868
RH(a)(b)	8,838	1,583,328
Ross Stores, Inc.	190,965	34,400,435
TJX Cos., Inc.	664,085	102,010,097
Tractor Supply Co.(b)	317,564	15,881,376
Ulta Beauty, Inc.(a)	26,688	16,146,507
Valvoline, Inc.(a)(b)	73,799	2,144,599
Wayfair, Inc., Class A(a)	54,434	5,465,718
Williams-Sonoma, Inc.	69,846	12,473,797
		654,311,615
Technology Hardware, Storage & Peripherals — 6.6%
Apple, Inc.	8,645,403	2,350,339,260
Dell Technologies, Inc., Class C	181,479	22,844,576
Hewlett Packard Enterprise Co.	767,055	18,424,661
HP, Inc.	565,278	12,594,394
NetApp, Inc.	115,194	12,336,125
Pure Storage, Inc., Class A(a)	187,597	12,570,875
Sandisk Corp.(a)	79,336	18,832,780
Super Micro Computer, Inc.(a)(b)	304,775	8,920,764
Western Digital Corp.	201,754	34,756,162
		2,491,619,597
Textiles, Apparel & Luxury Goods — 0.3%
Amer Sports, Inc.(a)	92,047	3,437,955
Birkenstock Holding PLC(a)(b)	22,790	932,111
Columbia Sportswear Co.(b)	14,005	771,535
Crocs, Inc.(a)	32,688	2,795,478
Deckers Outdoor Corp.(a)	89,407	9,268,824
Lululemon Athletica, Inc.(a)	63,097	13,112,187
NIKE, Inc., Class B	688,300	43,851,593
On Holding AG, Class A(a)	129,066	5,998,988
PVH Corp.	30,643	2,053,694
Ralph Lauren Corp., Class A	21,659	7,658,839
Tapestry, Inc.	123,869	15,826,742
Under Armour, Inc., Class A(a)(b)	126,836	630,375
Under Armour, Inc., Class C(a)	128,526	616,925
VF Corp.(b)	210,114	3,798,861
		110,754,107
Tobacco — 0.6%
Altria Group, Inc.	1,006,249	58,020,317
Philip Morris International, Inc.	925,009	148,371,444
		206,391,761
Trading Companies & Distributors — 0.4%
Air Lease Corp., Class A	62,694	4,026,836
Applied Industrial Technologies, Inc.	22,239	5,710,308
Core & Main, Inc., Class A(a)	113,794	5,913,874
Security	Shares	Value
Trading Companies & Distributors (continued)
Fastenal Co.	676,773	$ 27,158,900
Ferguson Enterprises, Inc.	114,756	25,548,128
FTAI Aviation Ltd.	60,269	11,863,953
MSC Industrial Direct Co., Inc., Class A(b)	26,309	2,212,587
QXO, Inc.(a)(b)	363,988	7,021,328
SiteOne Landscape Supply, Inc.(a)	27,805	3,463,391
United Rentals, Inc.(b)	38,330	31,021,236
Watsco, Inc.(b)	21,085	7,104,591
WESCO International, Inc.	28,668	7,013,339
WW Grainger, Inc.	26,176	26,412,893
		164,471,364
Water Utilities — 0.1%
American Water Works Co., Inc.	115,238	15,038,559
Essential Utilities, Inc.	159,780	6,129,161
		21,167,720
Wireless Telecommunication Services — 0.2%
Millicom International Cellular SA	63,386	3,514,120
T-Mobile U.S., Inc.	285,752	58,019,086
		61,533,206
Total Common Stocks — 99.1% (Cost: $13,669,213,375)		37,180,488,320
Investment Companies
Equity Funds — 0.7%
iShares Russell 1000 ETF(b)(c)	683,568	255,271,634
Total Investment Companies — 0.7% (Cost: $228,882,263)		255,271,634
Total Long-Term Investments — 99.8% (Cost: $13,898,095,638)		37,435,759,954
Short-Term Securities
Money Market Funds — 3.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.89%(c)(e)(f)	1,005,461,622	1,005,964,352
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.72%(c)(e)	251,447,906	251,447,906
Total Short-Term Securities — 3.4% (Cost: $1,256,827,016)		1,257,412,258
Total Investments — 103.2% (Cost: $15,154,922,654)		38,693,172,212
Liabilities in Excess of Other Assets — (3.2)%		(1,183,197,981)
Net Assets — 100.0%		$ 37,509,974,231

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Master Portfolio.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Master Portfolio for compliance purposes.
26
2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
Large Cap Index Master Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Master Portfolio during the year ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/25	Shares Held at 12/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 1,880,715,577	$ —	$ (874,771,040)(a)	$ 601,171	$ (581,356)	$ 1,005,964,352	1,005,461,622	$ 5,968,000 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	242,319,252	9,128,654 (a)	—	—	—	251,447,906	251,447,906	8,718,949	—
BlackRock, Inc.	94,703,762	10,427,818	(11,826,944)	635,665	3,296,877	97,237,178	90,847	1,910,892	—
iShares Russell 1000 ETF	263,323,275	1,151,679,831	(1,215,725,022)	41,247,248	14,746,302	255,271,634	683,568	2,885,625	—
				$ 42,484,084	$ 17,461,823	$ 1,609,921,070		$ 19,483,466	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	724	03/20/26	$ 249,509	$ (201,306)
S&P Mid 400 E-Mini Index	54	03/20/26	17,956	(276,654)
				$ (477,960)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ 477,960	$ —	$ —	$ —	$ 477,960

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Master Portfolio Schedule of Investments. In the
Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in net unrealized appreciation (depreciation).

For the period ended December 31, 2025, the effect of derivative financial instruments in the Statement of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 15,442,036	$ —	$ —	$ —	$ 15,442,036
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ 2,862,921	$ —	$ —	$ —	$ 2,862,921
Master Portfolio Schedule of Investments
27

Schedule of Investments (continued)
December 31, 2025
Large Cap Index Master Portfolio

Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$256,071,712
For more information about the Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 37,180,488,319	$ —	$ 1	$ 37,180,488,320
Investment Companies	255,271,634	—	—	255,271,634
Short-Term Securities
Money Market Funds	1,257,412,258	—	—	1,257,412,258
	$38,693,172,211	$—	$1	$38,693,172,212
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (477,960)	$ —	$ —	$ (477,960)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
28
2025 BlackRock Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
December 31, 2025

Large Cap Index Master Portfolio
ASSETS
Investments, at value — unaffiliated(a)(b)	$ 37,083,251,142
Investments, at value — affiliated(c)	1,609,921,070
Cash	66,935
Cash pledged for futures contracts	19,198,000
Receivables:
Securities lending income — affiliated	342,759
Dividends — unaffiliated	19,709,402
Dividends — affiliated	779,639
Prepaid expenses	14,730
Total assets	38,733,283,677
LIABILITIES
Collateral on securities loaned	1,007,250,272
Payables:
Investments purchased	8,144,068
Accounting services fees	122,272
Withdrawals to investors	204,603,055
Investment advisory fees	946,700
Trustees’ fees	62,644
Other accrued expenses	42,877
Professional fees	61,206
Variation margin on futures contracts	2,076,352
Total liabilities	1,223,309,446
Commitments and contingent liabilities
NET ASSETS	$ 37,509,974,231
NET ASSETS CONSIST OF
Investors’ capital	$ 13,972,202,633
Net unrealized appreciation (depreciation)	23,537,771,598
NET ASSETS	$ 37,509,974,231
(a) Investments, at cost—unaffiliated	$13,628,298,567
(b) Securities loaned, at value	$975,216,601
(c) Investments, at cost—affiliated	$1,526,624,087
See notes to financial statements.
Master Portfolio Statement of Assets and Liabilities
29

Statement of Operations
Year Ended December 31, 2025

Large Cap Index Master Portfolio
INVESTMENT INCOME
Dividends — unaffiliated	$438,124,105
Dividends — affiliated	13,515,466
Interest — unaffiliated	673,106
Securities lending income — affiliated — net	5,968,000
Foreign taxes withheld	(109,110)
Total investment income	458,171,567
EXPENSES
Investment advisory	10,670,906
Custodian	486,551
Trustees	275,307
Professional	176,386
Printing and postage	25,357
Miscellaneous	236,289
Total expenses excluding interest expense	11,870,796
Interest expense — unaffiliated	51,924
Total expenses	11,922,720
Less fees waived and/or reimbursed by the Manager	(222,756)
Total expenses after fees waived and/or reimbursed	11,699,964
Net investment income	446,471,603
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from:
Investments — unaffiliated	540,103,206
Investments — affiliated	42,484,084
Futures contracts	15,442,036
598,029,326
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	4,630,032,349
Investments — affiliated	17,461,823
Futures contracts	2,862,921
4,650,357,093
Net realized and unrealized gain	5,248,386,419
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,694,858,022
See notes to financial statements.
30
2025 BlackRock Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	Large Cap Index Master Portfolio
	Year Ended 12/31/25	Year Ended 12/31/24

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$446,471,603	$449,941,381
Net realized gain	598,029,326	539,298,360
Net change in unrealized appreciation (depreciation)	4,650,357,093	6,184,728,995
Net increase in net assets resulting from operations	5,694,858,022	7,173,968,736
CAPITAL TRANSACTIONS
Proceeds from contributions	4,070,804,269	2,978,430,797
Value of withdrawals	(6,562,270,353)	(5,590,963,775)
Net decrease in net assets derived from capital transactions	(2,491,466,084)	(2,612,532,978)
NET ASSETS
Total increase in net assets	3,203,391,938	4,561,435,758
Beginning of year	34,306,582,293	29,745,146,535
End of year	$37,509,974,231	$34,306,582,293
See notes to financial statements.
Master Portfolio Statements of Changes in Net Assets
31

Financial Highlights

Large Cap Index Master Portfolio
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Total Return
Total return	17.31%	24.49%	26.53%	(19.09)%	26.42%
Ratios to Average Net Assets(a)
Total expenses	0.03%	0.03%	0.03%	0.03%	0.03%
Total expenses after fees waived and/or reimbursed	0.03%	0.03%	0.03%	0.03%	0.03%
Net investment income	1.26%	1.36%	1.62%	1.57%	1.32%
Supplemental Data
Net assets, end of year (000)	$37,509,974	$34,306,582	$29,745,147	$22,871,679	$24,365,425
Portfolio turnover rate	12%	9%	13%	22%	17%

(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
32
2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements

1.
ORGANIZATION
Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. MIP is organized as a Delaware statutory trust. Large Cap Index Master Portfolio (the “Master Portfolio”) is a series of MIP. The Master Portfolio is classified as a diversified fund under the 1940 Act.
The Master Portfolio, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Master Portfolio is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.  Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.  Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Taxes: The Master Portfolio may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Master Portfolio invests. These foreign taxes, if any, are paid by the Master Portfolio and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of December 31, 2025, if any, are disclosed in the Statement of Assets and Liabilities.
The Master Portfolio files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Master Portfolio may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Master Portfolio may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Master Portfolio may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Master Portfolio is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Master Portfolio may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Indemnifications: In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. The Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master Portfolio, which cannot be predicted with any certainty.
Other:  Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Master Portfolio’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Master Portfolio. The CODM has concluded that the Master Portfolio operates as a single operating segment since the Master Portfolio has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Master Portfolio’s financial statements.
Recent Accounting Standard: The Master Portfolio adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The Master Portfolio’s adoption of the new standard did not have a material impact on financial statement disclosures and did not affect the Master Portfolio’s financial position or results of operations.
Master Portfolio Notes to Financial Statements
33

Notes to Financial Statements  (continued)

3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Master Portfolio’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Master Portfolio is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of MIP (the “Board”) has approved the designation of the Master Portfolio’s Manager as the valuation designee for the Master Portfolio.  The Master Portfolio determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Master Portfolio’s assets and liabilities:
•Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
•Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Master Portfolio uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
34
2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by the Master Portfolio. Certain information made available by a Private Company is as of a date that is earlier than the date the Master Portfolio is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Master Portfolio could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that the Master Portfolio has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Master Portfolio may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio, or excess collateral returned by the Master Portfolio, on the next business day. During the term of the loan, the Master Portfolio is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Master Portfolio, except in the event of borrower default. The securities on loan, if any, are disclosed in the Master Portfolio’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Master Portfolio under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Master Portfolio, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Master Portfolio can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the Master Portfolio’s securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Barclays Bank PLC	$ 49,271,008	$ (49,271,008)	$ —	$ —
Barclays Capital, Inc.	368,395	(368,395)	—	—
BMO Capital Markets Corp.	230,777	(230,777)	—	—
BNP Paribas SA	134,351,963	(134,351,963)	—	—
BofA Securities, Inc.	174,560,306	(174,560,306)	—	—
Citadel Clearing LLC	7,361,382	(7,361,382)	—	—
Deutsche Bank Securities, Inc.	10,991	(10,991)	—	—
Goldman Sachs & Co. LLC	157,013,517	(157,013,517)	—	—
J.P. Morgan Securities LLC	39,589,614	(39,589,614)	—	—
Jefferies LLC	7,486,816	(7,486,816)	—	—
Morgan Stanley	90,057,388	(90,057,388)	—	—
Master Portfolio Notes to Financial Statements
35

Notes to Financial Statements  (continued)

Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
National Financial Services LLC	$ 38,095,879	$ (38,095,879)	$ —	$ —
Natixis SA	7,425,966	(7,425,966)	—	—
Pershing LLC	82,984	(82,984)	—	—
SG Americas Securities LLC	15,248,750	(15,248,750)	—	—
State Street Bank & Trust Co.	5,755,621	(5,755,621)	—	—
Toronto-Dominion Bank	2,495,934	(2,495,934)	—	—
UBS AG	190,785,416	(190,785,416)	—	—
UBS Securities LLC	6,665,895	(6,665,895)	—	—
Virtu Americas LLC	711,155	(711,155)	—	—
Wells Fargo Bank N.A.	22,772,786	(22,772,786)	—	—
Wells Fargo Securities LLC	24,874,058	(24,874,058)	—	—
	$ 975,216,601	$ (975,216,601)	$ —	$ —

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Master Portfolio is disclosed in the
Master Portfolio’s Statement of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Master Portfolio benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Master Portfolio could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Master Portfolio.
5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Master Portfolio engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Master Portfolio and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Master Portfolio and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: MIP, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolio’s investment adviser and an indirect, majority-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of the Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio.
For such services, the Master Portfolio pays the Manager a monthly fee at an annual rate equal to 0.03% of the average daily value of the Master Portfolio’s net assets.
BlackRock Advisors, LLC (“BAL”) is not entitled to compensation for providing administrative services to the Master Portfolio, for so long as BAL (or an affiliate) is entitled to compensation for providing administrative services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BAL (or an affiliate) receives investment advisory fees from the Master Portfolio.
Expense Waivers and Reimbursements:  The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of the Master Portfolio. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended December 31, 2025, the amount waived was $145,732.
36
2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Master Portfolio’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Master Portfolio.  This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.  For the year ended December 31, 2025, the Manager waived $77,024 in investment advisory fees pursuant to this arrangement.
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Master Portfolio, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Master Portfolio is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Master Portfolio bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Master Portfolio retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Master Portfolio retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds specified thresholds, the Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Master Portfolio is shown as securities lending income — affiliated — net in the Statement of Operations. For the year ended December 31, 2025, the Master Portfolio paid BTC $2,356,718 for securities lending agent services.
Interfund Lending: Prior to March 3, 2025, in accordance with an exemptive order (the “Order”) from the SEC, the Master Portfolio could participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Master Portfolio’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.
During the period ended March 3, 2025, the Master Portfolio did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Master Portfolio are directors and/or officers of BlackRock or its affiliates.
Other Transactions:  The Master Portfolio may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the year ended December 31, 2025, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
Master Portfolio Name	Purchases	Sales	Net Realized Gain (Loss)
Large Cap Index Master Portfolio	$ 891,006,935	$ 286,470,537	$ 4,745,121
7.
 PURCHASES AND SALES
For the year ended December 31, 2025, purchases and sales of investments, excluding short-term securities, were $4,419,361,661 and $6,227,370,694, respectively.
8.
INCOME TAX INFORMATION
The Master Portfolio is classified as a partnership for U.S. federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no U.S. federal income tax provision is required.  It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.
Master Portfolio Notes to Financial Statements
37

Notes to Financial Statements  (continued)

The Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Master Portfolio as of December 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Master Portfolio’s NAV.
As of December 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Master Portfolio Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Large Cap Index Master Portfolio	$ 15,827,011,406	$ 23,305,724,416	$ (439,563,610)	$ 22,866,160,806
9.
BANK BORROWINGS
MIP, on behalf of the Master Portfolio, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Master Portfolio may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Master Portfolio, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.  During the year ended December 31, 2025, the Master Portfolio did not borrow under the credit agreement.
10.
PRINCIPAL RISKS
In the normal course of business, the Master Portfolio invests in securities or other instruments and may enter into certain transactions, and such activities subject the Master Portfolio to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Master Portfolio and its investments. The Master Portfolio’s prospectus provides details of the risks to which the Master Portfolio is subject.
BFA uses an indexing approach to try to achieve the Master Portfolio’s investment objective. The Master Portfolio is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Master Portfolio may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Master Portfolio may invest in illiquid investments. An illiquid investment is any investment that the Master Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Master Portfolio may  experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Master Portfolio’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Master Portfolio may lose value, regardless of the individual results of the securities and other instruments in which the Master Portfolio invests. The Master Portfolio’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price the Master Portfolio could receive upon the sale of any particular portfolio investment may differ from the Master Portfolio’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Master Portfolio’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Master Portfolio, and the Master Portfolio could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by
38
2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Master Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Master Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Master Portfolio.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Master Portfolio’s portfolio are disclosed in its Schedule of Investments.
The Master Portfolio invests a significant portion of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Master Portfolio and could affect the income from, or the value or liquidity of, the Master Portfolio’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
The Master Portfolio invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Master Portfolio invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Master Portfolio Notes to Financial Statements
39

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Master Investment Portfolio and Investors of Large Cap Index Master Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Large Cap Index Master Portfolio (one of the series constituting Master Investment Portfolio, referred to hereafter as the “Master Portfolio”) as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Master Portfolio as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Master Portfolio’s management. Our responsibility is to express an opinion on the Master Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Master Portfolio in accordance with the relevant ethical requirements relating to our audit, which include standards of the American Institute of Certified Public Accountants (AICPA) Code of Professional Conduct, as well as U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission.
We conducted our audits of these financial statements in accordance with the auditing standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 24, 2026
We have served as the auditor of one or more BlackRock investment companies since 2000.
40
2025 BlackRock Annual Financial Statements and Additional Information

Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Compensation to the independent directors/trustees of the Trust and MIP is paid by the Trust and MIP, on behalf of the Fund/Master Portfolio.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Fund/Master Portfolio may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund/Master Portfolio and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
Additional Information
41

Additional Information (continued)

Fund and/or MIP Service Providers
Investment Adviser
BlackRock Fund Advisors
San Francisco, CA 94105
Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, PA 19103
Legal Counsel
Ropes & Gray LLP
New York, NY 10036
Address of the Trust/MIP
400 Howard Street
San Francisco, CA 94105
42
2025 BlackRock Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
Glossary of Terms Used in these Financial Statements
43

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

December 31, 2025
2025 Annual Financial Statements and Additional Information

BlackRock Funds III
• iShares MSCI Total International Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

2

Derivative Financial Instruments
The Total International ex U.S. Index Master Portfolio (the "Master Portfolio") may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Master Portfolio must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Master Portfolio’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Master Portfolio can realize on an investment and/or may result in lower distributions paid to shareholders. The Master Portfolio’s investments in these instruments, if any, are discussed in detail in the Master Portfolio Notes to Financial Statements.

Derivative Financial Instruments
3

Statement of Assets and Liabilities
December 31, 2025

iShares MSCI Total International Index Fund
ASSETS
Investments, at value — Master Portfolio	$ 2,168,345,816
Receivables:
Capital shares sold	3,411,316
Withdrawals from the Master Portfolio	8,571,413
Prepaid expenses	25,553
Total assets	2,180,354,098
LIABILITIES
Payables:
Accounting services fees	1,241
Administration fees	18,164
Capital shares redeemed	11,982,484
Officer’s fees	107
Other accrued expenses	26,895
Professional fees	33,814
Service fees	13,478
Transfer agent fees	96,579
Total liabilities	12,172,762
Commitments and contingent liabilities
NET ASSETS	$ 2,168,181,336
NET ASSETS CONSIST OF
Paid-in capital	$ 1,464,825,699
Accumulated earnings	703,355,637
NET ASSETS	$ 2,168,181,336
4
2025 BlackRock Annual Financial Statements and Additional Information

Statement of Assets and Liabilities  (continued)
December 31, 2025

iShares MSCI Total International Index Fund
NET ASSET VALUE
Institutional
Net assets	$ 823,539,655
Shares outstanding	65,663,019
Net asset value	$ 12.54
Shares authorized	Unlimited
Par value	N/A
Investor A
Net assets	$ 66,762,860
Shares outstanding	5,320,812
Net asset value	$ 12.55
Shares authorized	Unlimited
Par value	N/A
Class K
Net assets	$ 1,277,878,821
Shares outstanding	98,231,300
Net asset value	$ 13.01
Shares authorized	Unlimited
Par value	N/A
See notes to financial statements.
Fund Statement of Assets and Liabilities
5

Statement of Operations
Year Ended December 31, 2025

iShares MSCI Total International Index Fund
INVESTMENT INCOME
Net investment income allocated from the Master Portfolio:
Dividends — unaffiliated	$59,422,472
Dividends — affiliated	546,814
Securities lending income — affiliated — net	271,842
Foreign taxes withheld	(7,902,430)
Expenses	(1,357,295)
Fees waived	9,085
Total investment income	50,990,488
FUND EXPENSES
Transfer agent — class specific	485,183
Administration	198,477
Service — class specific	145,920
Professional	83,378
Registration	75,338
Accounting services	4,964
Printing and postage	2,642
Officer	324
Miscellaneous	19,929
Total expenses	1,016,155
Less transfer agent fees waived and/or reimbursed by the Administrator — class specific	(520)
Total expenses after fees waived and/or reimbursed	1,015,635
Net investment income	49,974,853
REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATED FROM THE MASTER PORTFOLIO
Net realized gain (loss) from:
Investments — unaffiliated(a)	12,505,196
Investments — affiliated	5,445
Foreign currency transactions	285,538
Futures contracts	3,662,768
16,458,947
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated(b)	476,704,385
Investments — affiliated	(2,866)
Foreign currency translations	70,015
Futures contracts	51,796
476,823,330
Net realized and unrealized gain	493,282,277
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$543,257,130
(a) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$(744,771)
(b) Net of increase in deferred foreign capital gain tax of	$(566,356)
See notes to financial statements.
6
2025 BlackRock Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	iShares MSCI Total International Index Fund
	Year Ended 12/31/25	Year Ended 12/31/24

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$49,974,853	$49,991,444
Net realized gain (loss)	16,458,947	(21,222,482)
Net change in unrealized appreciation (depreciation)	476,823,330	68,223,995
Net increase in net assets resulting from operations	543,257,130	96,992,957
DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income
Institutional	(25,683,427)	(20,219,053)
Investor A	(1,845,902)	(1,336,050)
Class K	(38,886,455)	(31,505,317)
Return of capital
Institutional	(88,039)	—
Investor A	(6,796)	—
Class K	(136,268)	—
Decrease in net assets resulting from distributions to shareholders	(66,646,887)	(53,060,420)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(149,943,591)	50,187,875
NET ASSETS
Total increase in net assets	326,666,652	94,120,412
Beginning of year	1,841,514,684	1,747,394,272
End of year	$2,168,181,336	$1,841,514,684

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Fund Statements of Changes in Net Assets
7

Financial Highlights
(For a share outstanding throughout each period)

	iShares MSCI Total International Index Fund
	Institutional
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of year	$9.78	$9.56	$8.56	$10.54	$10.10
Net investment income(a)	0.28	0.26	0.25	0.26	0.25
Net realized and unrealized gain (loss)	2.87	0.24	1.04	(1.99)	0.51
Net increase (decrease) from investment operations	3.15	0.50	1.29	(1.73)	0.76
Distributions(b)
From net investment income	(0.39)	(0.28)	(0.29)	(0.25)	(0.32)
Return of capital	(0.00)(c)	—	—	—	—
Total distributions	(0.39)	(0.28)	(0.29)	(0.25)	(0.32)
Net asset value, end of year	$12.54	$9.78	$9.56	$8.56	$10.54
Total Return(d)
Based on net asset value	32.58%	5.19%	15.23%	(16.37)%	7.60%
Ratios to Average Net Assets(e)(f)(g)
Total expenses	0.14%	0.14%	0.18%	0.12%	0.15%
Total expenses after fees waived and/or reimbursed	0.14%	0.14%	0.16%	0.11%	0.15%
Total expenses after fees waived and/or reimbursed and excluding interest expense	0.13%	0.14%	0.16%	0.11%	0.15%
Net investment income	2.48%	2.64%	2.75%	2.90%	2.31%
Supplemental Data
Net assets, end of year (000)	$823,540	$688,708	$686,406	$597,193	$545,767
Portfolio turnover rate of the Master Portfolio	13%	14%	29%	28%	13%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
8
2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares MSCI Total International Index Fund (continued)
	Investor A
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of year	$9.79	$9.56	$8.57	$10.55	$10.07
Net investment income(a)	0.25	0.24	0.23	0.24	0.23
Net realized and unrealized gain (loss)	2.87	0.25	1.02	(2.00)	0.51
Net increase (decrease) from investment operations	3.12	0.49	1.25	(1.76)	0.74
Distributions(b)
From net investment income	(0.36)	(0.26)	(0.26)	(0.22)	(0.26)
Return of capital	(0.00)(c)	—	—	—	—
Total distributions	(0.36)	(0.26)	(0.26)	(0.22)	(0.26)
Net asset value, end of year	$12.55	$9.79	$9.56	$8.57	$10.55
Total Return(d)
Based on net asset value	32.21%	5.03%	14.80%	(16.61)%	7.37%
Ratios to Average Net Assets(e)(f)(g)
Total expenses	0.40%	0.41%	0.43%	0.42%	0.40%
Total expenses after fees waived and/or reimbursed	0.40%	0.41%	0.41%	0.41%	0.39%
Total expenses after fees waived and/or reimbursed and excluding interest expense	0.40%	0.40%	0.41%	0.41%	0.39%
Net investment income	2.23%	2.36%	2.57%	2.67%	2.14%
Supplemental Data
Net assets, end of year (000)	$66,763	$51,498	$49,637	$52,026	$63,214
Portfolio turnover rate of the Master Portfolio	13%	14%	29%	28%	13%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Fund Financial Highlights
9

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares MSCI Total International Index Fund (continued)
	Class K
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of year	$10.14	$9.89	$8.85	$10.89	$10.42
Net investment income(a)	0.30	0.28	0.27	0.27	0.27
Net realized and unrealized gain (loss)	2.96	0.26	1.06	(2.06)	0.53
Net increase (decrease) from investment operations	3.26	0.54	1.33	(1.79)	0.80
Distributions(b)
From net investment income	(0.39)	(0.29)	(0.29)	(0.25)	(0.33)
Return of capital	(0.00)(c)	—	—	—	—
Total distributions	(0.39)	(0.29)	(0.29)	(0.25)	(0.33)
Net asset value, end of year	$13.01	$10.14	$9.89	$8.85	$10.89
Total Return(d)
Based on net asset value	32.57%	5.37%	15.24%	(16.39)%	7.70%
Ratios to Average Net Assets(e)(f)(g)
Total expenses	0.09%	0.09%	0.12%	0.10%	0.10%
Total expenses after fees waived and/or reimbursed	0.09%	0.09%	0.11%	0.10%	0.10%
Total expenses after fees waived and/or reimbursed and excluding interest expense	0.09%	0.09%	0.11%	0.10%	0.10%
Net investment income	2.55%	2.70%	2.83%	2.97%	2.43%
Supplemental Data
Net assets, end of year (000)	$1,277,879	$1,101,310	$1,011,351	$852,211	$794,108
Portfolio turnover rate of the Master Portfolio	13%	14%	29%	28%	13%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
10
2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements

1.
ORGANIZATION
BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Trust is organized as a Delaware statutory trust.  iShares MSCI Total International Index Fund (the “Fund”) is a series of the Trust.  The Fund is classified as a diversified fund under the 1940 Act.
The Fund seeks to achieve its investment objective by investing all of its assets in Total International ex U.S. Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”) and an affiliate of the Trust, which has the same investment objective and strategies as the Fund. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s proportionate interest in the net assets of the Master Portfolio. The performance of the Fund is directly affected by the performance of the Master Portfolio. At December 31, 2025, the percentage of the Master Portfolio owned by the Fund was 100.0%. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
The Fund offers multiple classes of shares.  All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares.  Institutional and Class K Shares are sold only to certain eligible investors.  Investor A Shares bear certain expenses related to shareholder servicing of such shares. Investor A Shares are generally available through financial intermediaries.  Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.
Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional, Investor A and Class K Shares	No	No	None
The Board of Trustees of the Trust and Board of Trustees of MIP are referred to throughout this report as the “Board” and the members are referred to as “Trustees.”
The Fund, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, contributions to and withdrawals from the Master Portfolio are accounted for on a trade date basis.  The Fund records its proportionate share of the Master Portfolio’s income, expenses and realized and unrealized gains and losses on a daily basis.  Realized and unrealized gains and losses are adjusted utilizing partnership tax allocation rules.  In addition, the Fund accrues its own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of December 31, 2025, if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Distributions:  Distributions paid by the Fund are recorded on the ex-dividend dates.  The portion of distributions, if any, that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other:  Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by BlackRock Advisors, LLC (“BAL” or the “Administrator”), are prorated among those funds on the basis of relative net assets or other appropriate methods.
Fund Notes to Financial Statements
11

Notes to Financial Statements  (continued)

Segment Reporting: The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
Recent Accounting Standard: The Fund adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The Fund’s adoption of the new standard did not have a material impact on financial statement disclosures and did not affect the Fund’s financial position or results of operations.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s policy is to value its financial instruments at fair value. The Fund records its investment in the Master Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolio is discussed in Note 3 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.
4.
ADMINISTRATION AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Administration:  The Trust, on behalf of the Fund, entered into an Administration Agreement with the Administrator, an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide administrative services (other than investment advice and related portfolio activities). For such services, the Fund pays the Administrator a monthly fee at an annual rate of 0.01% of the average daily net assets of the Fund. The Fund does not pay an investment advisory fee or investment management fee.
Service Fees:  The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Administrator. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service fees. The fees are accrued daily and paid monthly at an annual rate of 0.25% based upon the average daily net assets of the Investor A Shares.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing to the Fund. The ongoing service fee compensates BRIL and each broker-dealer for providing shareholder servicing related services to shareholders.
For the year ended December 31, 2025, the class specific service fees borne directly by Investor A Shares were $145,920.
Transfer Agent:  Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.  For the year ended December 31, 2025, the Fund did not pay any amounts to affiliates in return for these services.
The Administrator maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended December 31, 2025, the Fund reimbursed the Administrator the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:
	Institutional	Investor A	Class K	Total
Reimbursed amounts	$ 1,226	$ 2,520	$ 5,401	$ 9,147
For the year ended December 31, 2025, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
	Institutional	Investor A	Class K	Total
Transfer agent fees — class specific	$ 392,313	$ 38,163	$ 54,707	$ 485,183
Expense Limitations, Waivers and Reimbursements:  With respect to the Fund, the Administrator and the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
Share Class	Expense Limitation
Institutional	0.16%
Investor A	0.41
Class K	0.11
The Administrator and the Manager have agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of the Fund.  For the year ended December 31, 2025, there were no fees waived and /or reimbursed by the Manager pursuant to this agreement.
In addition, these amounts waived and/or reimbursed by the Administrator are included in transfer agent fees waived and/or reimbursed by the Administrator-class specific in the Statement of Operations. For the year ended December 31, 2025, class specific expense waivers and/or reimbursements were as follows:
Investor A
Transfer agent fees waived and/or reimbursed by the Administrator — class specific	$ 520
12
2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

Interfund Lending: Prior to March 3, 2025, in accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund could participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.
During the period ended March 3, 2025, the Fund did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Fund are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Administrator for a portion of the compensation paid to the Fund’s Chief Compliance Officer, which is included in Trustees and Officer in the Master Portfolio’s Statement of Operations.
5.
INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No U.S. federal or state and local income taxes were paid during the year ended December 31, 2025. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.
The tax character of distributions paid was as follows:
Fund Name	Year Ended 12/31/25	Year Ended 12/31/24
iShares MSCI Total International Index Fund
Ordinary income	$ 66,415,784	$ 53,060,420
Return of capital	231,103	—
	$ 66,646,887	$ 53,060,420
As of December 31, 2025, the tax components of accumulated earnings (loss) were as follows:
Fund Name	Non-Expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Qualified Late-Year Ordinary Losses(c)	Total
iShares MSCI Total International Index Fund	$ (153,612,824)	$ 858,970,453	$ (2,001,992)	$ 703,355,637

(a)	Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures and foreign currency exchange contracts, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and the characterization of corporate actions.

(c)	The Fund has elected to defer these qualified late-year losses and recognize such losses in the next taxable year.
During the year ended December 31, 2025, the Fund utilized the following amount of its capital loss carryforward:
Fund Name	Utilized
iShares MSCI Total International Index Fund	$ 18,052,284
6.
 CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
	Year Ended 12/31/25		Year Ended 12/31/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
iShares MSCI Total International Index Fund
Institutional
Shares sold	25,134,980	$ 271,626,686	11,398,655	$ 113,259,333
Shares issued in reinvestment of distributions	2,243,922	25,770,042	2,002,503	20,218,705
Shares redeemed	(32,106,350)	(337,860,111)	(14,822,220)	(148,189,291)
	(4,727,448)	$ (40,463,383)	(1,421,062)	$ (14,711,253)
Fund Notes to Financial Statements
13

Notes to Financial Statements  (continued)

	Year Ended 12/31/25		Year Ended 12/31/24
Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts
iShares MSCI Total International Index Fund (continued)
Investor A
Shares sold	1,059,638	$ 12,057,570	938,846	$ 9,433,945
Shares issued in reinvestment of distributions	160,765	1,851,649	132,150	1,335,253
Shares redeemed	(1,160,078)	(12,907,323)	(1,000,510)	(10,023,621)
	60,325	$ 1,001,896	70,486	$ 745,577
Class K
Shares sold	25,723,729	$ 300,493,864	38,278,480	$ 392,324,582
Shares issued in reinvestment of distributions	3,271,118	38,957,607	3,008,995	31,450,192
Shares redeemed	(39,411,768)	(449,933,575)	(34,868,869)	(359,621,223)
	(10,416,921)	$ (110,482,104)	6,418,606	$ 64,153,551
	(15,084,044)	$ (149,943,591)	5,068,030	$ 50,187,875
7.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
14
2025 BlackRock Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of BlackRock Funds III and Shareholders of iShares MSCI Total International Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of iShares MSCI Total International Index Fund (one of the series constituting BlackRock Funds III, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of the security owned as of December 31, 2025 by correspondence with the accounting agent. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 24, 2026
We have served as the auditor of one or more BlackRock investment companies since 2000.
Fund Report of Independent Registered Public Accounting Firm
15

Important Tax Information (unaudited)

The following amount, or maximum amount allowable by law, is hereby designated as qualified dividend income for individuals for the fiscal year ended December 31, 2025:
Fund Name	Qualified Dividend Income
iShares MSCI Total International Index Fund	$ 48,687,887
The Fund intends to pass through to its shareholders the following amount, or maximum amount allowable by law, of foreign source income earned and foreign taxes paid for the fiscal year ended December 31, 2025:
Fund Name	Foreign Source Income Earned	Foreign Taxes Paid
iShares MSCI Total International Index Fund	$ 68,721,935	$ 8,094,148
The Fund hereby designates the following amount, or maximum amount allowable by law, of distributions from direct federal obligation interest for the fiscal year ended December 31, 2025:
Fund Name	Federal Obligation Interest
iShares MSCI Total International Index Fund	$ 202,745
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The following percentage, or maximum percentage allowable by law, of ordinary income distributions paid during the fiscal year ended December 31, 2025 qualified for the dividends-received deduction for corporate shareholders:
Fund Name	Dividends-Received Deduction
iShares MSCI Total International Index Fund	0.03%
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended December 31, 2025:
Fund Name	Interest Dividends
iShares MSCI Total International Index Fund	$ 429,225
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended December 31, 2025:
Fund Name	Interest- Related Dividends
iShares MSCI Total International Index Fund	$ 430,000
16
2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments
December 31, 2025
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 4.4%
Anglogold Ashanti PLC	31,551	$ 2,717,165
ANZ Group Holdings Ltd.	184,161	4,452,572
APA Group(a)(b)	76,671	458,125
Aristocrat Leisure Ltd.	34,819	1,347,996
ASX Ltd.	14,476	495,690
BHP Group Ltd., Class DI	320,640	9,676,635
Brambles Ltd.	83,900	1,281,179
CAR Group Ltd.	24,727	506,440
Cochlear Ltd.	4,358	756,632
Coles Group Ltd.	93,724	1,339,622
Commonwealth Bank of Australia	108,535	11,584,919
Computershare Ltd.	37,940	859,855
CSL Ltd.	31,881	3,668,912
Evolution Mining Ltd.	147,666	1,235,778
Fortescue Ltd.	104,079	1,521,895
Glencore PLC	632,322	3,456,690
Goodman Group(a)	133,469	2,746,546
Insurance Australia Group Ltd.	138,709	736,158
Lottery Corp. Ltd.	82,248	282,601
Lynas Rare Earths Ltd.(c)	60,037	492,389
Macquarie Group Ltd.	23,426	3,165,558
Medibank Pvt Ltd.	179,228	571,981
National Australia Bank Ltd.	196,021	5,511,471
Northern Star Resources Ltd.	87,762	1,544,405
Origin Energy Ltd.	104,090	794,884
Pro Medicus Ltd.(a)	4,024	590,977
Qantas Airways Ltd.	53,113	366,941
QBE Insurance Group Ltd.	93,273	1,234,882
REA Group Ltd.	3,014	367,422
Rio Tinto Ltd.	24,712	2,410,794
Rio Tinto PLC	71,807	5,784,127
Santos Ltd.	224,066	920,281
Scentre Group	316,751	885,441
SGH Ltd.	15,262	471,047
Sigma Healthcare Ltd.(a)	304,154	595,417
Sonic Healthcare Ltd.	30,007	451,815
South32 Ltd.(a)	244,122	577,863
Stockland	144,671	551,589
Suncorp Group Ltd.	67,707	794,818
Telstra Group Ltd.	242,728	787,546
Transurban Group(a)(b)	210,688	1,993,866
Vicinity Ltd.	257,934	439,133
Washington H Soul Pattinson & Co. Ltd.	21,233	525,375
Wesfarmers Ltd.	75,612	4,073,448
Westpac Banking Corp.	222,561	5,711,252
WiseTech Global Ltd.	13,413	609,816
Woodside Energy Group Ltd.	115,689	1,803,892
Woolworths Group Ltd.	84,397	1,651,227
		94,805,067
Austria — 0.2%
Erste Group Bank AG	19,347	2,319,887
OMV AG	8,796	489,474
Raiffeisen Bank International AG	8,449	376,459
Verbund AG	4,162	302,208
		3,488,028
Belgium — 0.5%
Ageas SA	10,213	715,532
Anheuser-Busch InBev SA	62,671	4,022,286
D’ieteren Group	1,117	201,195
Security	Shares	Value
Belgium (continued)
Elia Group SA	3,063	$ 394,155
Financiere de Tubize SA	1,286	313,841
Groupe Bruxelles Lambert NV	5,410	481,081
KBC Group NV	14,813	1,929,185
Lotus Bakeries NV	27	248,525
Sofina SA	925	267,490
Syensqo SA	4,268	341,859
UCB SA	8,181	2,279,442
		11,194,591
Brazil — 1.1%
Ambev SA	327,253	823,746
Axia Energia	84,512	779,810
B3 SA - Brasil Bolsa Balcao	376,554	958,671
Banco Bradesco SA	98,456	278,562
Banco BTG Pactual SA	88,794	850,635
Banco do Brasil SA	126,630	505,421
BB Seguridade Participacoes SA	53,016	350,205
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	33,532	807,209
Cia Paranaense de Energia - Copel	76,481	182,407
CPFL Energia SA	19,091	185,532
Embraer SA	49,300	790,695
Energisa SA	24,406	209,804
Eneva SA(c)	51,000	187,604
Equatorial Energia SA	77,593	544,611
Klabin SA	58,548	199,968
Localiza Rent a Car SA	63,112	499,503
MBRF Global Foods Co. SA	46,461	169,404
Motiva Infraestrutura de Mobilidade SA	52,851	144,919
NU Holdings Ltd., Class A(c)	211,049	3,532,960
Petroleo Brasileiro SA - Petrobras	246,122	1,461,199
PRIO SA(c)	59,039	443,718
Raia Drogasil SA	88,087	375,690
Rede D’Or Sao Luiz SA(d)	40,523	300,134
Rumo SA	107,016	287,720
StoneCo Ltd., Class A(c)	14,329	211,926
Suzano SA	35,890	336,532
Telefonica Brasil SA	32,480	194,466
TIM SA/Brazil	41,000	159,120
TOTVS SA	52,835	403,782
Ultrapar Participacoes SA	45,628	172,292
Vale SA	227,046	2,964,555
Vibra Energia SA	82,971	382,972
WEG SA	99,145	875,842
Wheaton Precious Metals Corp.	30,279	3,559,666
XP, Inc., Class A(a)	21,349	349,483
Yara International ASA	10,970	448,914
		24,929,677
Canada — 8.1%
Agnico Eagle Mines Ltd.	32,495	5,510,573
Alamos Gold, Inc., Class A	31,518	1,217,044
Alimentation Couche-Tard, Inc.	50,369	2,750,836
AltaGas Ltd.	16,709	509,469
ARC Resources Ltd.(a)	36,980	693,771
AtkinsRealis Group, Inc.	10,054	649,000
Bank of Montreal	45,464	5,904,308
Bank of Nova Scotia(a)	78,560	5,794,054
Barrick Mining Corp.	111,477	4,856,078
BCE, Inc.	4,874	116,262
Bombardier, Inc., Class B(c)	5,510	937,368
Brookfield Asset Management Ltd., Class A	25,571	1,339,518
Master Portfolio Schedule of Investments
17

Schedule of Investments (continued)
December 31, 2025
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Canada (continued)
Brookfield Corp., Class A	130,129	$ 5,974,813
Brookfield Renewable Corp.	7,825	300,161
CAE, Inc.(c)	22,681	689,742
Cameco Corp.	29,184	2,672,285
Canadian Imperial Bank of Commerce	59,383	5,383,430
Canadian National Railway Co.	32,228	3,187,462
Canadian Natural Resources Ltd.(a)	136,570	4,625,798
Canadian Pacific Kansas City Ltd.(a)	58,311	4,292,978
Canadian Tire Corp. Ltd., Class A	3,131	396,784
Canadian Utilities Ltd., Class A	7,661	238,501
CCL Industries, Inc., Class B	7,602	480,196
Celestica, Inc.(c)	7,409	2,191,635
Cenovus Energy, Inc.	82,558	1,396,668
CGI, Inc., Class A	12,840	1,186,008
Constellation Software, Inc.	1,341	3,225,513
Descartes Systems Group, Inc.(c)	5,669	497,326
Dollarama, Inc.	16,977	2,537,366
Element Fleet Management Corp.	24,784	650,951
Emera, Inc.	20,688	1,019,516
Empire Co. Ltd., Class A	8,197	284,988
Enbridge, Inc.	141,525	6,772,330
Fairfax Financial Holdings Ltd.	1,335	2,544,325
FirstService Corp.(a)	2,799	435,282
Fortis, Inc./Canada	29,062	1,510,957
Franco-Nevada Corp.	12,568	2,605,167
George Weston Ltd.	11,574	798,472
Gildan Activewear, Inc., Class A(a)	9,428	589,289
Great-West Lifeco, Inc.	19,012	937,614
Hydro One Ltd.(d)	22,519	896,461
iA Financial Corp., Inc.	5,385	697,690
IGM Financial, Inc.(a)	5,324	239,756
Imperial Oil Ltd.(a)	10,195	880,786
Intact Financial Corp.	12,151	2,529,529
Keyera Corp.	13,912	445,979
Kinross Gold Corp.	77,958	2,195,808
Loblaw Cos. Ltd.	37,644	1,701,803
Lundin Gold, Inc.	5,289	439,366
Magna International, Inc.	15,766	840,478
Manulife Financial Corp.	106,951	3,883,602
Metro, Inc.	13,910	1,001,179
National Bank of Canada(a)	25,724	3,235,015
Nutrien Ltd.(a)	31,336	1,934,200
Open Text Corp.	18,768	611,220
Pan American Silver Corp.	29,446	1,526,631
Pembina Pipeline Corp.	39,051	1,487,725
Power Corp. of Canada(a)	35,686	1,896,684
RB Global, Inc.	13,053	1,343,863
Restaurant Brands International, Inc.(a)	21,122	1,441,322
Rogers Communications, Inc., Class B(a)	25,085	946,890
Royal Bank of Canada	91,082	15,527,505
Saputo, Inc.	16,184	487,094
Shopify, Inc., Class A(c)	78,789	12,686,146
Stantec, Inc.	7,410	699,241
Sun Life Financial, Inc.	34,513	2,154,438
Suncor Energy, Inc.	77,741	3,450,499
TC Energy Corp.(a)	68,659	3,780,735
Teck Resources Ltd., Class B	30,736	1,471,467
TELUS Corp.	28,669	377,853
TFI International, Inc.	5,975	617,590
Thomson Reuters Corp.	10,456	1,379,837
TMX Group Ltd.	19,780	752,693
Toromont Industries Ltd.	5,719	691,880
Security	Shares	Value
Canada (continued)
Toronto-Dominion Bank	108,885	$ 10,262,186
Tourmaline Oil Corp.	22,355	1,002,803
Whitecap Resources, Inc.(a)	64,031	536,488
WSP Global, Inc.	8,954	1,621,251
		175,379,531
Chile — 0.2%
Antofagasta PLC	27,988	1,229,388
Banco de Chile	3,318,630	641,004
Banco de Credito e Inversiones SA	4,550	294,712
Banco Santander Chile	3,895,661	307,470
Cencosud SA	42,900	137,737
Empresas CMPC SA	65,894	103,394
Empresas Copec SA	49,115	384,678
Enel Americas SA	823,799	78,154
Enel Chile SA	1,792,039	147,188
Falabella SA	52,829	368,520
Latam Airlines Group SA	16,297,414	441,204
Lundin Mining Corp.	48,972	1,052,547
		5,185,996
China — 8.7%
360 Security Technology, Inc., Class A	117,200	187,835
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	14,800	50,091
3SBio, Inc.(d)	120,500	374,157
AAC Technologies Holdings, Inc.	48,000	240,634
Advanced Micro-Fabrication Equipment, Inc. China, Class A	5,400	213,345
AECC Aviation Power Co. Ltd., Class A	7,600	43,640
Agricultural Bank of China Ltd., Class A	484,500	533,410
Agricultural Bank of China Ltd., Class H	1,555,000	1,156,801
Aier Eye Hospital Group Co. Ltd., Class A	27,670	43,542
Air China Ltd., Class A(c)	20,298	27,272
Airtac International Group	8,371	246,711
Akeso, Inc.(c)(d)	50,000	727,696
Alibaba Group Holding Ltd.	1,106,652	20,319,190
Alibaba Health Information Technology Ltd.(c)	290,000	189,382
Aluminum Corp. of China Ltd., Class A	100,100	174,982
Aluminum Corp. of China Ltd., Class H	194,000	303,697
Angel Yeast Co. Ltd., Class A	6,000	37,636
Anhui Conch Cement Co. Ltd., Class A	17,700	55,448
Anhui Conch Cement Co. Ltd., Class H	89,500	254,121
Anhui Gujing Distillery Co. Ltd., Class A	1,500	28,528
Anhui Gujing Distillery Co. Ltd., Class B	8,500	95,381
Anhui Jianghuai Automobile Group Corp. Ltd., Class A(c)	5,100	36,223
ANTA Sports Products Ltd.	91,200	947,073
AviChina Industry & Technology Co. Ltd., Class H(a)	116,000	59,179
Baidu, Inc., Class A(c)	147,502	2,425,702
Bank of Beijing Co. Ltd., Class A	100,100	78,636
Bank of China Ltd., Class A	98,500	80,951
Bank of China Ltd., Class H	4,831,000	2,769,743
Bank of Communications Co. Ltd., Class A	134,200	139,552
Bank of Communications Co. Ltd., Class H	807,700	670,426
Bank of Jiangsu Co. Ltd., Class A	54,240	80,865
Bank of Nanjing Co. Ltd., Class A	57,500	94,215
Bank of Ningbo Co. Ltd., Class A	28,160	113,394
Bank of Shanghai Co. Ltd., Class A	76,510	110,776
Baoshan Iron & Steel Co. Ltd., Class A	75,798	80,978
Beijing Enterprises Holdings Ltd.	44,500	182,052
Beijing Kingsoft Office Software, Inc., Class A	3,403	149,828
Beijing Tong Ren Tang Co. Ltd., Class A	5,500	25,435
18
2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A(c)	6,699	$ 43,161
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	246,900	182,330
Bilibili, Inc., Class Z(c)	17,519	432,389
BOC Hong Kong Holdings Ltd.	242,500	1,230,684
BOE Technology Group Co. Ltd., Class A	158,600	95,742
Bosideng International Holdings Ltd.	234,000	134,264
BYD Co. Ltd., Class A	23,700	331,985
BYD Co. Ltd., Class H	231,900	2,833,993
BYD Electronic International Co. Ltd.	62,500	270,661
C&D International Investment Group Ltd.	63,000	126,972
Cambricon Technologies Corp. Ltd., Class A(c)	1,321	256,572
CCOOP Group Co. Ltd., Class A(c)	568,100	203,627
CGN Power Co. Ltd., Class A	67,400	36,326
CGN Power Co. Ltd., Class H(d)	675,000	253,978
Changchun High-Tech Industry Group Co. Ltd., Class A	2,200	29,186
China CITIC Bank Corp. Ltd., Class H	547,000	488,120
China Coal Energy Co. Ltd., Class H	194,000	248,598
China Communications Services Corp. Ltd., Class H	138,000	79,546
China Construction Bank Corp., Class A	154,400	205,517
China Construction Bank Corp., Class H	6,082,000	6,020,025
China CSSC Holdings Ltd., Class A	30,600	145,904
China Energy Engineering Corp. Ltd., Class A	64,000	21,572
China Everbright Bank Co. Ltd., Class A	215,300	107,739
China Feihe Ltd.(d)	213,000	111,268
China Galaxy Securities Co. Ltd., Class A	57,500	129,583
China Galaxy Securities Co. Ltd., Class H	205,500	265,753
China Gas Holdings Ltd.	181,000	178,612
China Gold International Resources Corp. Ltd.	15,300	308,629
China Hongqiao Group Ltd.	182,000	764,349
China International Capital Corp. Ltd., Class H(d)	164,800	416,262
China Life Insurance Co. Ltd., Class A	700	4,571
China Life Insurance Co. Ltd., Class H	474,000	1,675,558
China Literature Ltd.(c)(d)	21,400	90,922
China Longyuan Power Group Corp. Ltd., Class H	323,000	275,826
China Mengniu Dairy Co. Ltd.	250,000	479,887
China Merchants Bank Co. Ltd., Class A	84,000	507,186
China Merchants Bank Co. Ltd., Class H	263,578	1,793,093
China Merchants Energy Shipping Co. Ltd., Class A	133,700	172,530
China Merchants Port Holdings Co. Ltd.	65,720	127,984
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	32,997	40,887
China Minsheng Banking Corp. Ltd., Class A	159,000	87,298
China Minsheng Banking Corp. Ltd., Class H	361,180	182,602
China National Building Material Co. Ltd., Class H	228,000	150,126
China National Nuclear Power Co. Ltd., Class A	127,500	158,059
China Nonferrous Mining Corp. Ltd.	204,000	387,032
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	7,700	50,885
China Oilfield Services Ltd., Class H	182,000	163,544
China Overseas Land & Investment Ltd.	245,500	387,707
China Pacific Insurance Group Co. Ltd., Class A	27,600	165,938
China Pacific Insurance Group Co. Ltd., Class H	166,000	752,808
China Petroleum & Chemical Corp., Class A	186,500	165,195
China Petroleum & Chemical Corp., Class H	1,344,400	807,523
China Power International Development Ltd.	405,000	168,175
China Railway Group Ltd., Class A	122,200	94,787
China Railway Group Ltd., Class H	230,000	113,200
China Resources Beer Holdings Co. Ltd.	130,000	439,048
China Resources Gas Group Ltd.	66,000	192,111
China Resources Land Ltd.	207,111	724,536
Security	Shares	Value
China (continued)
China Resources Mixc Lifestyle Services Ltd.(d)	55,000	$ 304,385
China Resources Power Holdings Co. Ltd.	120,000	267,124
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	28,561	116,507
China Ruyi Holdings Ltd.(c)	596,000	167,866
China Shenhua Energy Co. Ltd., Class A	31,800	184,624
China Shenhua Energy Co. Ltd., Class H	209,500	1,046,052
China State Construction Engineering Corp. Ltd., Class A	239,200	175,900
China State Construction International Holdings Ltd.	188,000	219,881
China Taiping Insurance Holdings Co. Ltd.	72,672	174,998
China Three Gorges Renewables Group Co. Ltd., Class A	116,800	68,468
China Tourism Group Duty Free Corp. Ltd., Class A	22,800	309,292
China Tower Corp. Ltd., Class H(d)	265,000	393,961
China United Network Communications Ltd., Class A	225,300	165,163
China Vanke Co. Ltd., Class A(c)	62,901	41,921
China Vanke Co. Ltd., Class H(a)(c)	86,200	36,434
China Yangtze Power Co. Ltd., Class A	103,000	401,469
China Zheshang Bank Co. Ltd., Class A	257,920	112,423
Chongqing Changan Automobile Co. Ltd., Class A	55,510	94,403
Chongqing Rural Commercial Bank Co. Ltd., Class H	149,000	117,742
Chongqing Zhifei Biological Products Co. Ltd., Class A	26,450	71,507
Chow Tai Fook Jewellery Group Ltd.	165,800	264,891
CITIC Ltd.	324,000	503,534
CITIC Securities Co. Ltd., Class A	52,915	217,844
CITIC Securities Co. Ltd., Class H	120,450	425,077
CMOC Group Ltd., Class A	169,700	486,643
CMOC Group Ltd., Class H	213,000	529,203
Contemporary Amperex Technology Co. Ltd., Class A	15,600	821,740
Contemporary Amperex Technology Co. Ltd., Class H	4,500	292,677
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	12,400	20,810
COSCO SHIPPING Holdings Co. Ltd., Class A	70,377	153,113
COSCO SHIPPING Holdings Co. Ltd., Class H	179,350	316,648
CRRC Corp. Ltd., Class A	246,400	240,933
CRRC Corp. Ltd., Class H	308,000	236,368
CSC Financial Co. Ltd., Class A	17,500	67,183
CSPC Pharmaceutical Group Ltd.	466,400	506,064
Daqin Railway Co. Ltd., Class A	53,300	39,426
Dongfeng Motor Group Co. Ltd., Class H(c)	142,000	161,232
East Money Information Co. Ltd., Class A	86,250	286,461
ENN Energy Holdings Ltd.	43,100	383,370
Eoptolink Technology, Inc. Ltd., Class A	3,180	195,188
Eve Energy Co. Ltd., Class A	4,600	43,344
Everbright Securities Co. Ltd., Class A	28,900	72,701
Far East Horizon Ltd.	141,000	145,683
Focus Media Information Technology Co. Ltd., Class A	37,300	39,410
Foshan Haitian Flavouring & Food Co. Ltd., Class A	28,572	151,753
Fosun International Ltd.	131,500	74,106
Founder Securities Co. Ltd., Class A	33,200	37,113
Foxconn Industrial Internet Co. Ltd., Class A	53,400	473,984
Fuyao Glass Industry Group Co. Ltd., Class A	13,000	120,734
Fuyao Glass Industry Group Co. Ltd., Class H(d)	38,800	335,375
Ganfeng Lithium Group Co. Ltd., Class A	10,780	97,185
Ganfeng Lithium Group Co. Ltd., Class H(d)	31,000	207,435
GCL Technology Holdings Ltd.(c)	1,330,000	181,289
GD Power Development Co. Ltd., Class A	235,600	170,220
GDS Holdings Ltd., Class A(c)	67,600	295,236
Geely Automobile Holdings Ltd.	403,000	932,089
Genscript Biotech Corp.(c)	68,000	108,615
GF Securities Co. Ltd., Class A	12,900	40,732
GF Securities Co. Ltd., Class H	54,000	122,535
Master Portfolio Schedule of Investments
19

Schedule of Investments (continued)
December 31, 2025
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Giant Biogene Holding Co. Ltd.(a)(d)	13,400	$ 57,363
GigaDevice Semiconductor, Inc., Class A	980	30,070
GoerTek, Inc., Class A	17,700	72,859
Goldwind Science & Technology Co. Ltd., Class A	64,400	188,461
Gotion High-tech Co. Ltd., Class A	16,100	90,393
Great Wall Motor Co. Ltd., Class A	13,605	44,144
Great Wall Motor Co. Ltd., Class H	156,000	306,680
Gree Electric Appliances, Inc. of Zhuhai, Class A	9,100	52,466
Guangdong Haid Group Co. Ltd., Class A	10,700	84,946
Guangdong Investment Ltd.	164,000	143,073
Guangzhou Automobile Group Co. Ltd., Class A	19,900	23,291
Guangzhou Tinci Materials Technology Co. Ltd., Class A	7,200	47,842
Guosen Securities Co. Ltd., Class A	25,900	48,710
Guotai Haitong Securities Co. Ltd., Class H(d)	107,384	229,946
Guotai Junan Securities Co. Ltd., Class A	83,444	245,789
H World Group Ltd., ADR(a)	8,637	406,371
Haidilao International Holding Ltd.(d)	85,000	156,221
Haier Smart Home Co. Ltd., Class A	41,800	156,377
Haier Smart Home Co. Ltd., Class H	151,400	472,784
Hangzhou First Applied Material Co. Ltd., Class A	30,458	60,934
Hangzhou Silan Microelectronics Co. Ltd., Class A	15,700	63,942
Hansoh Pharmaceutical Group Co. Ltd.(d)	80,000	370,667
Henan Shuanghui Investment & Development Co. Ltd., Class A	14,800	56,165
Hengan International Group Co. Ltd.	39,000	140,134
Hengli Petrochemical Co. Ltd., Class A	26,600	85,938
Hithink RoyalFlush Information Network Co. Ltd., Class A	4,500	207,782
Horizon Robotics(c)	468,000	522,346
Hua Hong Semiconductor Ltd.(c)(d)	32,000	306,269
Huadian Power International Corp. Ltd., Class A	158,200	112,532
Huadong Medicine Co. Ltd., Class A	2,500	14,143
Huaibei Mining Holdings Co. Ltd., Class A	1,400	2,230
Huaneng Power International, Inc., Class A	97,400	104,188
Huaneng Power International, Inc., Class H	378,000	278,570
Huatai Securities Co. Ltd., Class A	31,600	106,907
Huatai Securities Co. Ltd., Class H(d)	84,000	203,864
Huaxia Bank Co. Ltd., Class A	132,899	130,887
Huayu Automotive Systems Co. Ltd., Class A	8,300	23,794
Huizhou Desay Sv Automotive Co. Ltd., Class A	7,000	120,727
Hunan Valin Steel Co. Ltd., Class A	25,800	20,802
Hygon Information Technology Co. Ltd., Class A	7,030	226,284
Iflytek Co. Ltd., Class A	8,600	62,063
Imeik Technology Development Co. Ltd., Class A	1,960	39,826
Industrial & Commercial Bank of China Ltd., Class A	187,900	213,685
Industrial & Commercial Bank of China Ltd., Class H	4,165,000	3,370,342
Industrial Bank Co. Ltd., Class A	73,700	222,542
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	191,700	65,375
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	19,400	79,593
Inner Mongolia Yitai Coal Co. Ltd., Class B	119,094	227,408
Innovent Biologics, Inc.(c)(d)	93,000	910,163
Isoftstone Information Technology Group Co. Ltd., Class A	15,300	104,009
JA Solar Technology Co. Ltd., Class A(c)	18,424	30,251
JD Health International, Inc.(c)(d)	69,600	498,459
JD Logistics, Inc.(c)(d)	116,400	171,260
JD.com, Inc., Class A	157,546	2,265,390
Jiangsu Eastern Shenghong Co. Ltd., Class A(c)	43,500	67,898
Jiangsu Expressway Co. Ltd., Class H	158,000	202,811
Jiangsu Hengli Hydraulic Co. Ltd., Class A	6,600	103,907
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	38,912	332,531
Jiangsu Yanghe Distillery Co. Ltd., Class A	5,200	45,271
Security	Shares	Value
China (continued)
Jiangsu Zhongtian Technology Co. Ltd., Class A	45,000	$ 116,964
Jiangxi Copper Co. Ltd., Class H	68,000	375,856
Jinko Solar Co. Ltd., Class A(c)	92,005	74,427
Kanzhun Ltd., ADR(a)	17,616	359,014
KE Holdings, Inc., Class A	130,461	690,000
Kingdee International Software Group Co. Ltd.(c)	242,000	414,879
Kingsoft Corp. Ltd.	54,600	200,305
Kuaishou Technology(d)	166,400	1,375,530
Kunlun Energy Co. Ltd.	268,000	256,191
Kunlun Tech Co. Ltd., Class A(c)	21,600	129,373
Kweichow Moutai Co. Ltd., Class A	4,816	951,319
Laopu Gold Co. Ltd., Class H	2,000	159,841
Lenovo Group Ltd.	428,000	508,975
Lens Technology Co. Ltd., Class A	12,300	53,356
Li Auto, Inc., Class A(c)	84,346	711,894
Li Ning Co. Ltd.	183,500	440,917
Longfor Group Holdings Ltd.(d)	91,500	100,866
LONGi Green Energy Technology Co. Ltd., Class A(c)	27,216	70,986
Luxshare Precision Industry Co. Ltd., Class A	27,029	220,228
Luzhou Laojiao Co. Ltd., Class A	6,300	105,064
Mango Excellent Media Co. Ltd., Class A	11,800	41,334
Maxscend Microelectronics Co. Ltd., Class A	3,744	43,711
Meitu, Inc.(d)	224,500	202,149
Meituan, Class B(c)(d)	325,230	4,310,010
Metallurgical Corp. of China Ltd., Class A	138,300	58,882
Midea Group Co. Ltd., Class A	24,300	272,182
Midea Group Co. Ltd., Class H	19,000	207,654
MINISO Group Holding Ltd.	34,528	162,075
MMG Ltd.(c)	284,000	320,883
Montage Technology Co. Ltd., Class A	11,000	185,772
Muyuan Foods Co. Ltd., Class A	19,046	138,137
NARI Technology Co. Ltd., Class A	26,265	84,662
NAURA Technology Group Co. Ltd., Class A	1,890	124,366
NetEase Cloud Music, Inc.(c)(d)	6,950	166,472
NetEase, Inc.	108,425	2,984,417
New China Life Insurance Co. Ltd., Class A	7,700	76,962
New China Life Insurance Co. Ltd., Class H	66,500	465,951
New Oriental Education & Technology Group, Inc.	103,920	570,854
Ningbo Tuopu Group Co. Ltd., Class A	1,885	20,891
Ningxia Baofeng Energy Group Co. Ltd., Class A	79,100	222,596
NIO, Inc., Class A(c)	91,734	471,511
Nongfu Spring Co. Ltd., Class H(d)	145,200	876,560
OmniVision Integrated Circuits Group, Inc., Class A	5,535	99,897
Orient Securities Co. Ltd., Class A	34,368	53,701
PDD Holdings, Inc., ADR(a)(c)	44,857	5,086,335
People’s Insurance Co. Group of China Ltd., Class H	496,000	430,873
PetroChina Co. Ltd., Class H	1,462,000	1,575,887
PICC Property & Casualty Co. Ltd., Class H	428,298	900,457
Ping An Bank Co. Ltd., Class A	69,600	113,851
Ping An Insurance Group Co. of China Ltd., Class A	34,800	341,507
Ping An Insurance Group Co. of China Ltd., Class H	459,500	3,859,663
Poly Developments & Holdings Group Co. Ltd., Class A	43,000	37,611
Pop Mart International Group Ltd.(d)	33,600	810,657
Postal Savings Bank of China Co. Ltd., Class A	132,700	103,675
Postal Savings Bank of China Co. Ltd., Class H(d)	471,000	322,245
Prosus NV	83,694	5,182,245
Qfin Holdings, Inc., ADR	6,078	117,123
Qinghai Salt Lake Industry Co. Ltd., Class A(c)	33,700	136,050
Range Intelligent Computing Technology Group Co. Ltd., Class A	4,200	31,847
Remegen Co. Ltd., Class H(c)(d)	22,500	208,733
Rockchip Electronics Co. Ltd., Class A	500	12,793
20
2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Rongsheng Petrochemical Co. Ltd., Class A	35,850	$ 60,199
SAIC Motor Corp. Ltd., Class A	30,300	66,165
Sanan Optoelectronics Co. Ltd., Class A	74,900	151,920
Sany Heavy Industry Co. Ltd., Class A	31,700	96,040
SDIC Power Holdings Co. Ltd., Class A	97,527	183,495
Seres Group Co. Ltd., Class A	5,600	96,992
SF Holding Co. Ltd., Class A	15,900	87,340
SG Micro Corp., Class A	6,337	62,316
Shaanxi Coal Industry Co. Ltd., Class A	35,600	108,838
Shandong Gold Mining Co. Ltd., Class H(d)	74,750	332,801
Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	3,000	36,334
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	8,600	38,751
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	150,400	96,973
Shanghai Baosight Software Co. Ltd., Class A	32,095	95,331
Shanghai Electric Group Co. Ltd., Class A(c)	176,200	217,855
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	10,562	40,132
Shanghai International Airport Co. Ltd., Class A	11,200	52,624
Shanghai Pudong Development Bank Co. Ltd., Class A	94,987	169,445
Shanghai Putailai New Energy Technology Co. Ltd., Class A	13,630	53,372
Shanghai United Imaging Healthcare Co. Ltd., Class A	9,142	164,557
Shanxi Coking Coal Energy Group Co. Ltd., Class A	69,500	63,966
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	5,600	138,004
Shengyi Technology Co. Ltd., Class A	17,700	180,536
Shenwan Hongyuan Group Co. Ltd., Class A	127,900	96,638
Shenzhen Envicool Technology Co. Ltd., Class A	13,700	209,896
Shenzhen Inovance Technology Co. Ltd., Class A	9,750	105,265
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	4,300	117,466
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	9,670	77,974
Shenzhen Transsion Holdings Co. Ltd., Class A	8,806	83,589
Shenzhou International Group Holdings Ltd.	65,400	515,343
Sichuan Chuantou Energy Co. Ltd., Class A	16,700	33,279
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd., Class H(c)	3,900	195,771
Sino Biopharmaceutical Ltd.	643,750	512,191
Sinopharm Group Co. Ltd., Class H	79,600	199,043
Sinotruk Hong Kong Ltd.	65,500	232,456
SITC International Holdings Co. Ltd.	78,000	279,115
Smoore International Holdings Ltd.(d)	154,000	235,669
Sungrow Power Supply Co. Ltd., Class A	16,100	394,761
Sunny Optical Technology Group Co. Ltd.	47,800	403,654
Sunwoda Electronic Co. Ltd., Class A	15,800	59,214
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	17,700	214,973
TAL Education Group, ADR(c)	23,064	251,628
TBEA Co. Ltd., Class A	47,450	150,985
TCL Technology Group Corp., Class A	86,020	56,038
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	22,625	27,812
Tencent Holdings Ltd.	415,900	31,917,635
Tencent Music Entertainment Group, ADR	36,214	634,831
Tianqi Lithium Corp., Class A(c)	5,600	44,422
Tingyi Cayman Islands Holding Corp.	134,000	203,164
Tongcheng Travel Holdings Ltd.	66,400	191,669
Security	Shares	Value
China (continued)
Tongwei Co. Ltd., Class A(c)	28,200	$ 82,956
Trina Solar Co. Ltd., Class A(c)	13,277	31,471
Trip.com Group Ltd.	40,622	2,912,654
Tsingtao Brewery Co. Ltd., Class H	42,000	263,286
Unigroup Guoxin Microelectronics Co. Ltd., Class A	6,859	76,730
Unisplendour Corp. Ltd., Class A	20,160	71,136
United Nova Technology Co. Ltd., Class A(c)	233,988	224,416
Victory Giant Technology Huizhou Co. Ltd., Class A	2,600	106,427
Vipshop Holdings Ltd., ADR	11,337	200,552
Wanhua Chemical Group Co. Ltd., Class A	14,700	161,560
Want Want China Holdings Ltd.	320,000	190,782
Weichai Power Co. Ltd., Class A	33,300	82,096
Weichai Power Co. Ltd., Class H	115,800	281,025
Wens Foodstuff Group Co. Ltd., Class A	20,160	48,783
Wharf Holdings Ltd.	73,000	203,910
Wilmar International Ltd.	143,800	343,920
Wingtech Technology Co. Ltd., Class A(c)	4,238	22,649
Wuliangye Yibin Co. Ltd., Class A	20,800	315,987
WuXi AppTec Co. Ltd., Class A	22,936	297,710
WuXi AppTec Co. Ltd., Class H(d)	17,841	226,234
Wuxi Biologics Cayman, Inc.(c)(d)	207,000	837,069
WuXi XDC Cayman, Inc.(c)	24,000	187,657
Xiaomi Corp., Class B(c)(d)	1,136,400	5,735,216
Xinyi Solar Holdings Ltd.	430,000	164,475
XPeng, Inc., Class A(c)	82,034	834,111
Yadea Group Holdings Ltd.(d)	68,000	99,602
Yangzijiang Shipbuilding Holdings Ltd.	191,300	516,795
Yankuang Energy Group Co. Ltd., Class A	56,355	106,197
Yankuang Energy Group Co. Ltd., Class H	198,900	245,817
Yealink Network Technology Corp. Ltd., Class A	4,700	24,024
Yum China Holdings, Inc.	22,593	1,069,745
Yunnan Baiyao Group Co. Ltd., Class A	12,460	101,381
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	1,599	38,688
Zhaojin Mining Industry Co. Ltd., Class H	147,000	580,435
Zhejiang Chint Electrics Co. Ltd., Class A	8,900	35,568
Zhejiang Dahua Technology Co. Ltd., Class A	53,300	144,792
Zhejiang Expressway Co. Ltd., Class H	74,520	68,653
Zhejiang Huayou Cobalt Co. Ltd., Class A	3,770	36,898
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	14,200	74,845
Zhejiang Leapmotor Technology Co. Ltd., Class H(c)(d)	35,000	219,245
Zhejiang NHU Co. Ltd., Class A	11,060	39,930
Zhejiang Zheneng Electric Power Co. Ltd., Class A	16,400	11,635
Zheshang Securities Co. Ltd., Class A	44,700	69,254
Zhongji Innolight Co. Ltd., Class A	3,920	341,199
Zhongtai Securities Co. Ltd., Class A	42,200	39,307
Zhuzhou CRRC Times Electric Co. Ltd., Class H	44,400	214,853
Zijin Mining Group Co. Ltd., Class A	87,700	432,452
Zijin Mining Group Co. Ltd., Class H	396,000	1,813,060
ZTE Corp., Class H(a)	14,400	50,310
ZTO Express Cayman, Inc.	25,882	539,849
		188,563,610
Colombia — 0.0%
Grupo Cibest SA	18,186	333,139
Interconexion Electrica SA ESP	24,518	160,051
		493,190
Congo — 0.0%
Ivanhoe Mines Ltd., Class A(c)	44,995	511,728
Master Portfolio Schedule of Investments
21

Schedule of Investments (continued)
December 31, 2025
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Czech Republic — 0.1%
CEZ A/S	10,648	$ 670,154
Komercni Banka A/S	5,643	318,150
Moneta Money Bank A/S(d)	28,581	268,598
		1,256,902
Denmark — 1.2%
AP Moller - Maersk A/S, Class A	83	190,382
AP Moller - Maersk A/S, Class B	316	725,078
Carlsberg A/S, Class B	5,779	756,375
Coloplast A/S, Class B	7,279	624,066
Danske Bank A/S	42,855	2,140,019
Demant A/S(c)	6,675	224,911
DSV A/S	13,486	3,396,534
Genmab A/S(c)	3,840	1,190,338
Novo Nordisk A/S, Class B	208,771	10,588,543
Novonesis Novozymes B, Class B	21,672	1,386,586
Orsted A/S(c)(d)	28,650	546,910
Pandora A/S	4,966	549,170
Rockwool AS, B Shares	7,690	270,179
Tryg A/S	27,516	719,582
Vestas Wind Systems A/S	65,637	1,775,297
		25,083,970
Egypt — 0.0%
Commercial International Bank - Egypt (CIB)	177,862	384,063
Finland — 0.7%
Elisa OYJ	8,638	382,799
Fortum OYJ	28,402	603,142
Kesko OYJ, B Shares	19,320	435,942
Kone OYJ, Class B	20,668	1,464,182
Metso OYJ	40,770	709,364
Neste OYJ	29,728	672,540
Nokia OYJ	339,468	2,188,574
Nordea Bank Abp	208,146	3,916,110
Orion OYJ, Class B(a)	8,311	620,064
Sampo OYJ, A Shares	157,843	1,909,712
Stora Enso OYJ, Class R	45,310	565,724
UPM-Kymmene OYJ	31,349	906,281
Wartsila OYJ Abp	29,286	1,036,859
		15,411,293
France — 6.3%
Accor SA	12,383	698,109
Aeroports de Paris SA	1,891	246,767
Air Liquide SA	37,178	6,987,750
Airbus SE	38,260	8,884,882
Alstom SA(c)	23,982	707,515
Amundi SA(d)	3,286	271,587
AXA SA	111,470	5,348,442
BioMerieux	2,291	296,443
BNP Paribas SA	64,575	6,109,245
Bollore SE	18,256	102,599
Bouygues SA	12,410	645,138
Bureau Veritas SA	22,002	699,946
Capgemini SE	10,191	1,692,197
Carrefour SA	37,606	627,477
Cie de Saint-Gobain SA	30,283	3,079,535
Cie Generale des Etablissements Michelin SCA	42,333	1,403,177
Covivio SA/France	2,311	153,405
Credit Agricole SA	65,076	1,339,776
Danone SA	42,843	3,864,396
Dassault Aviation SA	1,421	455,581
Dassault Systemes SE	46,304	1,293,652
Security	Shares	Value
France (continued)
Edenred SE	12,963	$ 286,560
Eiffage SA	5,104	731,298
Engie SA	115,829	3,042,751
EssilorLuxottica SA	19,279	6,095,977
FDJ UNITED, Class A	6,066	167,911
Gecina SA	2,570	244,080
Getlink SE(a)	16,230	299,590
Hermes International SCA	2,052	5,094,806
Ipsen SA	2,349	327,755
Kering SA	4,946	1,728,319
Klepierre SA	12,537	496,030
Legrand SA	16,660	2,476,720
L’Oreal SA	15,823	6,793,062
LVMH Moet Hennessy Louis Vuitton SE	16,101	12,135,898
Orange SA	116,228	1,939,445
Pernod Ricard SA	13,706	1,173,594
Publicis Groupe SA	15,592	1,619,192
Renault SA	12,522	518,314
Rexel SA	11,436	448,544
Safran SA	23,127	8,055,524
Sanofi SA	71,573	6,925,057
Sartorius Stedim Biotech	1,993	489,524
Schneider Electric SE	35,188	9,626,565
Societe Generale SA	46,717	3,760,904
Sodexo SA	5,562	284,975
Thales SA	5,860	1,580,827
TotalEnergies SE	127,621	8,320,633
Unibail-Rodamco-Westfield	8,442	918,041
Veolia Environnement SA	39,094	1,360,372
Vinci SA	32,018	4,504,391
		136,354,278
Germany — 5.7%
adidas AG, Class N	11,225	2,221,270
Allianz SE, Registered Shares	25,265	11,681,960
BASF SE	55,913	2,942,063
Bayer AG, Class N, Registered Shares	60,354	2,617,901
Bayerische Motoren Werke AG	18,802	2,038,801
Beiersdorf AG	5,925	650,667
Brenntag SE, Class N	7,619	442,238
Commerzbank AG	50,549	2,133,401
Continental AG	6,264	497,130
CTS Eventim AG & Co. KGaA	3,288	300,991
Daimler Truck Holding AG	32,170	1,393,364
Deutsche Bank AG, Class N, Registered Shares	124,237	4,787,984
Deutsche Boerse AG, Class N	11,891	3,125,208
Deutsche Lufthansa AG, Registered Shares	45,481	446,802
Deutsche Post AG, Class N	60,437	3,295,370
Deutsche Telekom AG, Class N, Registered Shares	229,935	7,484,626
E.ON SE, Class N	152,011	2,878,316
Evonik Industries AG	19,556	305,192
Fresenius Medical Care AG	14,019	669,625
Fresenius SE & Co. KGaA	26,586	1,523,160
GEA Group AG	10,333	698,327
Hannover Rueck SE, Class N	3,920	1,219,830
Heidelberg Materials AG	9,212	2,388,274
Henkel AG & Co. KGaA	7,014	533,809
Hensoldt AG(a)	4,304	368,635
Hochtief AG	998	390,699
Infineon Technologies AG, Class N	85,365	3,724,555
Knorr-Bremse AG	4,878	541,176
LEG Immobilien SE	4,896	357,094
Mercedes-Benz Group AG, Class N	47,129	3,267,080
22
2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Germany (continued)
Merck KGaA	7,641	$ 1,090,548
MTU Aero Engines AG, Class N	3,349	1,388,254
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class N, Registered Shares	8,479	5,579,914
Nemetschek SE	4,384	474,306
Rational AG	325	250,930
Rheinmetall AG	2,995	5,464,060
RWE AG	43,078	2,282,567
SAP SE	67,546	16,411,552
Scout24 SE(d)	4,929	495,068
Siemens AG, Class N, Registered Shares	49,430	13,844,175
Siemens Energy AG(c)	51,221	7,185,720
Siemens Healthineers AG(d)	22,898	1,200,258
Symrise AG	7,665	621,030
Talanx AG(c)	3,456	459,091
Vonovia SE	47,924	1,379,222
Zalando SE(c)(d)	13,259	391,234
		123,443,477
Greece — 0.2%
Alpha Bank SA	134,869	566,864
Eurobank SA	175,263	704,674
FF Group, Class R(c)(e)	205	—
Hellenic Telecommunications Organization SA, Class R	12,770	253,023
JUMBO SA, Class R	6,337	207,778
National Bank of Greece SA	57,758	880,951
OPAP SA, Class R	11,603	260,445
Piraeus Bank SA	75,432	602,272
Public Power Corp. SA, Class R	12,105	258,665
		3,734,672
Hong Kong — 1.2%
AIA Group Ltd.	694,000	7,143,407
China Common Rich Renewable Energy Investments Ltd.(c)(e)	11,997	—
CK Asset Holdings Ltd.	107,008	541,127
CK Infrastructure Holdings Ltd.	41,500	307,525
CLP Holdings Ltd.	116,000	1,037,608
Futu Holdings Ltd., ADR(a)(c)	3,838	630,238
Hang Seng Bank Ltd.	44,800	883,795
Henderson Land Development Co. Ltd.	97,800	354,162
HKT Trust & HKT Ltd., Class SS(b)	222,900	330,061
Hong Kong & China Gas Co. Ltd.	693,176	624,881
Hong Kong Exchanges & Clearing Ltd.	76,994	4,028,430
Hongkong Land Holdings Ltd.	57,700	400,826
J&T Global Express Ltd.(c)	228,200	307,159
Jardine Matheson Holdings Ltd.	8,800	600,558
Link REIT	181,040	808,347
MTR Corp. Ltd.	92,500	354,268
Orient Overseas International Ltd.	10,000	161,241
Power Assets Holdings Ltd.	80,000	566,898
Prudential PLC	169,672	2,610,078
Sino Land Co. Ltd.	240,800	316,856
Sun Hung Kai Properties Ltd.	91,000	1,108,042
Swire Pacific Ltd., Class A	25,000	201,534
Techtronic Industries Co. Ltd.	97,000	1,115,803
WH Group Ltd.(d)	531,000	591,541
Wharf Real Estate Investment Co. Ltd.	142,000	448,803
Zijin Gold International Co. Ltd.(c)	13,800	258,882
		25,732,070
Security	Shares	Value
Hungary — 0.1%
MOL Hungarian Oil & Gas PLC	30,059	$ 269,379
OTP Bank Nyrt	13,448	1,441,951
Richter Gedeon Nyrt	11,885	359,282
		2,070,612
India — 4.7%
ABB India Ltd.	3,740	215,304
Adani Enterprises Ltd.	11,316	282,009
Adani Ports & Special Economic Zone Ltd.	36,650	599,962
Adani Power Ltd.(c)	203,520	323,548
Alkem Laboratories Ltd.	3,614	221,360
Ambuja Cements Ltd.	50,659	313,961
APL Apollo Tubes Ltd.	11,490	244,887
Apollo Hospitals Enterprise Ltd.	6,475	507,761
Ashok Leyland Ltd.	195,902	390,934
Asian Paints Ltd.	21,732	670,461
Astral Ltd.	10,950	169,376
AU Small Finance Bank Ltd.(d)	36,638	405,549
Aurobindo Pharma Ltd.	13,224	174,063
Avenue Supermarts Ltd.(c)(d)	10,792	454,409
Axis Bank Ltd.	140,120	1,981,365
Bajaj Auto Ltd.	4,376	455,177
Bajaj Finance Ltd.	188,740	2,075,571
Bajaj Finserv Ltd.	25,142	571,278
Bajaj Holdings & Investment Ltd.	2,040	257,167
Balkrishna Industries Ltd.	5,542	143,233
Bank of Baroda	88,968	293,201
Bharat Electronics Ltd.	241,474	1,074,849
Bharat Forge Ltd.	12,807	209,758
Bharat Heavy Electricals Ltd.	31,840	101,930
Bharat Petroleum Corp. Ltd.	88,471	378,454
Bharti Airtel Ltd.	167,889	3,940,604
Bosch Ltd., Class A	545	218,617
Britannia Industries Ltd.	5,412	363,151
Canara Bank	134,087	231,252
CG Power & Industrial Solutions Ltd.	37,552	270,737
Cholamandalam Investment and Finance Co. Ltd.	26,140	495,815
Cipla Ltd.	34,393	578,070
Coal India Ltd.	126,514	561,990
Colgate-Palmolive India Ltd.	10,402	240,398
Coromandel International Ltd.	7,780	196,322
Cummins India Ltd.	9,248	456,397
Dabur India Ltd.	37,975	212,935
Divi’s Laboratories Ltd.	7,317	520,068
Dixon Technologies India Ltd.	2,278	307,342
DLF Ltd.	56,980	435,957
Dr. Reddy’s Laboratories Ltd.	15,871	224,440
Dr. Reddy’s Laboratories Ltd., ADR(a)	22,585	317,093
Eicher Motors Ltd.	7,597	618,416
Eternal Ltd.(c)	153,762	476,506
Fortis Healthcare Ltd.	31,226	307,114
FSN E-Commerce Ventures Ltd.(c)	73,542	217,043
GAIL India Ltd.	154,499	296,320
GE Vernova T&D India Ltd.	8,146	283,906
GMR Airports Ltd.(c)	180,419	209,804
Godrej Consumer Products Ltd.	26,503	360,738
Godrej Properties Ltd., Class A(c)	12,480	278,424
Grasim Industries Ltd.	15,713	494,825
Havells India Ltd.	16,163	256,240
HCL Technologies Ltd.	64,821	1,171,535
HDFC Asset Management Co. Ltd.(d)	11,394	338,915
HDFC Bank Ltd.	734,017	8,108,606
Master Portfolio Schedule of Investments
23

Schedule of Investments (continued)
December 31, 2025
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
HDFC Life Insurance Co. Ltd.(d)	54,611	$ 456,242
Hero MotoCorp Ltd.	7,181	461,431
Hindalco Industries Ltd.	87,837	866,887
Hindustan Aeronautics Ltd.	13,870	677,948
Hindustan Petroleum Corp. Ltd.	68,706	381,910
Hindustan Unilever Ltd.	49,291	1,270,240
Hitachi Energy India Ltd.	1,035	210,970
Hyundai Motor India Ltd.	14,669	375,051
ICICI Bank Ltd.	291,137	4,357,324
ICICI Bank Ltd., ADR	22,806	679,619
ICICI Lombard General Insurance Co. Ltd.(d)	9,344	204,303
ICICI Prudential Life Insurance Co. Ltd.(d)	21,486	159,913
IDFC First Bank Ltd.	145,270	138,450
Indian Hotels Co. Ltd.	55,618	457,784
Indian Oil Corp. Ltd.	155,573	288,412
Indian Railway Catering & Tourism Corp. Ltd.	14,747	112,450
Indus Towers Ltd.(c)	67,779	316,103
IndusInd Bank Ltd.(c)	24,445	235,174
Info Edge India Ltd.	20,315	301,571
Infosys Ltd.	117,337	2,113,108
Infosys Ltd., ADR(a)	97,713	1,741,246
InterGlobe Aviation Ltd.(d)	12,142	684,875
ITC Ltd.	181,421	814,236
Jindal Stainless Ltd.	24,364	227,689
Jindal Steel & Power Ltd.	22,828	267,629
Jio Financial Services Ltd.	204,674	672,218
JSW Energy Ltd., Class A	31,033	166,736
JSW Steel Ltd.	42,155	546,779
Jubilant Foodworks Ltd.	20,145	125,314
Kalyan Jewellers India Ltd.	32,743	177,101
Kotak Mahindra Bank Ltd.	70,102	1,719,634
Kwality Walls India Ltd.(c)	49,291	22,046
Larsen & Toubro Ltd.	24,730	1,123,933
Larsen & Toubro Ltd., GDR, Registered Shares	18,237	813,384
Lodha Developers Ltd.(d)	16,648	196,833
LTIMindtree Ltd.(d)	5,587	377,348
Lupin Ltd.	14,030	329,554
Mahindra & Mahindra Ltd.	32,796	1,354,444
Mahindra & Mahindra Ltd., GDR	27,036	1,121,521
Mankind Pharma Ltd.	10,660	260,899
Marico Ltd.	30,883	257,788
Maruti Suzuki India Ltd.	8,198	1,524,664
Max Healthcare Institute Ltd.	56,163	653,255
Mphasis Ltd.	4,649	144,295
MRF Ltd.	165	280,778
Muthoot Finance Ltd.	8,240	349,508
Nestle India Ltd.	37,836	542,152
NHPC Ltd.	250,552	220,976
NMDC Ltd.	219,678	203,358
NTPC Ltd.	301,753	1,107,656
Oberoi Realty Ltd.	10,832	201,487
Oil & Natural Gas Corp. Ltd.	214,153	573,066
Oil India Ltd.	34,239	161,753
One 97 Communications Ltd.(c)	24,401	352,924
Oracle Financial Services Software Ltd.	1,521	130,315
Page Industries Ltd.	367	147,381
PB Fintech Ltd.(c)	23,950	487,106
Persistent Systems Ltd.	6,906	482,136
Petronet LNG Ltd.	71,896	227,246
Phoenix Mills Ltd.	18,790	387,982
PI Industries Ltd.	5,213	188,033
Pidilite Industries Ltd.	19,584	323,087
Security	Shares	Value
India (continued)
Polycab India Ltd.	3,105	$ 263,533
Power Finance Corp. Ltd.	104,437	413,516
Power Grid Corp. of India Ltd.	303,986	896,381
Prestige Estates Projects Ltd.	8,553	151,830
Punjab National Bank	158,066	217,434
Rail Vikas Nigam Ltd.	34,917	138,878
REC Ltd.	98,207	390,512
Reliance Industries Ltd.	385,300	6,742,216
Samvardhana Motherson International Ltd.	390,690	521,919
SBI Cards & Payment Services Ltd.	14,099	135,171
SBI Life Insurance Co. Ltd.(d)	32,321	732,621
Shree Cement Ltd.	685	202,644
Shriram Finance Ltd.	78,353	869,533
Siemens Energy India Ltd.(c)	5,665	161,014
Siemens Ltd.	6,352	216,854
Solar Industries India Ltd.	1,797	245,032
SRF Ltd.	6,719	230,218
State Bank of India	71,282	779,760
State Bank of India, GDR, Registered Shares	5,712	621,466
Sun Pharmaceutical Industries Ltd.	67,605	1,294,486
Sundaram Finance Ltd.	6,781	398,857
Supreme Industries Ltd.	4,238	158,254
Suzlon Energy Ltd.(c)	526,311	308,899
Swiggy Ltd.(c)	61,017	262,661
Tata Communications Ltd.	7,962	161,705
Tata Consultancy Services Ltd.	55,972	1,999,834
Tata Consumer Products Ltd.	37,487	497,152
Tata Motors Ltd.(c)	131,961	610,037
Tata Motors Ltd.	131,961	540,046
Tata Power Co. Ltd.	105,556	446,234
Tata Steel Ltd.	517,456	1,036,596
Tech Mahindra Ltd.	35,194	623,379
Titan Co. Ltd.	21,438	967,784
Torrent Pharmaceuticals Ltd.	5,320	227,711
Torrent Power Ltd.	14,244	207,262
Trent Ltd.	11,068	527,842
Tube Investments of India Ltd.	9,506	276,468
TVS Motor Co. Ltd.	15,475	641,257
UltraTech Cement Ltd.	8,028	1,053,401
Union Bank of India Ltd.	102,556	175,646
United Spirits Ltd.	18,510	297,319
UPL Ltd.	25,764	228,149
Varun Beverages Ltd.	96,848	528,721
Vedanta Ltd.	102,498	689,643
Vishal Mega Mart Ltd.(c)	169,936	258,068
Vodafone Idea Ltd.(c)	2,515,876	301,614
Voltas Ltd.	15,113	228,911
WAAREE Energies Ltd.	5,286	174,816
Wipro Ltd.	140,009	410,476
Wipro Ltd., ADR(a)	26,368	74,885
Yes Bank Ltd.(c)	1,388,768	334,069
Zydus Lifesciences Ltd.	12,948	131,906
		101,265,022
Indonesia — 0.4%
Amman Mineral Internasional PT(c)	971,700	374,104
Astra International Tbk PT	1,374,600	551,705
Bank Central Asia Tbk PT	3,520,500	1,700,037
Bank Mandiri Persero Tbk. PT	2,238,700	682,654
Bank Negara Indonesia Persero Tbk PT	1,309,600	342,148
Bank Rakyat Indonesia Persero Tbk PT	4,972,328	1,088,973
Barito Pacific Tbk PT(c)	1,445,382	282,609
Barito Renewables Energy Tbk. PT	515,400	299,639
24
2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Indonesia (continued)
Bumi Resources Minerals Tbk. PT(c)	3,608,800	$ 237,856
Chandra Asri Pacific Tbk PT	565,638	236,906
Charoen Pokphand Indonesia Tbk PT	775,200	209,378
Dian Swastatika Sentosa Tbk. PT(c)	64,300	389,463
GoTo Gojek Tokopedia Tbk PT(c)	44,779,400	171,227
Indofood Sukses Makmur Tbk PT	261,000	105,842
Sumber Alfaria Trijaya Tbk PT	1,732,600	204,820
Telkom Indonesia Persero Tbk PT	3,426,700	716,987
United Tractors Tbk PT	81,100	143,386
		7,737,734
Ireland — 0.3%
AerCap Holdings NV(a)	11,924	1,714,194
AIB Group PLC	136,234	1,456,389
Bank of Ireland Group PLC	65,993	1,262,136
Kerry Group PLC, Class A	9,724	888,605
Kingspan Group PLC	9,587	826,101
		6,147,425
Israel — 0.6%
Azrieli Group Ltd.	4,108	465,749
Bank Hapoalim BM	81,986	1,854,282
Bank Leumi Le-Israel BM	94,031	2,072,226
Check Point Software Technologies Ltd.(c)	5,344	991,633
Elbit Systems Ltd.	1,759	1,009,888
ICL Group Ltd.	53,347	306,763
Israel Discount Bank Ltd., Class A	75,679	803,678
Mizrahi Tefahot Bank Ltd.	10,571	738,565
Nice Ltd.(c)	4,583	518,048
Nova Ltd.(c)	2,315	773,888
Phoenix Financial Ltd.	13,650	564,551
Teva Pharmaceutical Industries Ltd., ADR(a)(c)	70,758	2,208,357
Wix.com Ltd.(a)(c)	2,585	268,556
		12,576,184
Italy — 2.0%
Banca Mediolanum SpA	12,310	279,517
Banca Monte dei Paschi di Siena SpA	138,833	1,478,182
Banco BPM SpA	84,433	1,282,109
BPER Banca SpA	81,565	1,102,145
Coca-Cola HBC AG, Class DI	15,096	780,970
Davide Campari-Milano NV	43,169	278,885
Enel SpA	536,535	5,578,533
Eni SpA	140,045	2,654,710
Ferrari NV	8,111	3,014,162
FinecoBank Banca Fineco SpA	36,387	942,771
Generali	52,466	2,192,471
Infrastrutture Wireless Italiane SpA(d)	18,163	168,084
Intesa Sanpaolo SpA	944,707	6,528,022
Leonardo SpA	27,793	1,589,774
Moncler SpA	16,047	1,025,727
Nexi SpA(d)	40,392	199,088
Poste Italiane SpA(d)	30,940	776,714
Prysmian SpA	17,084	1,704,253
Recordati Industria Chimica e Farmaceutica SpA	6,659	378,023
Ryanair Holdings PLC	64,631	2,228,320
Snam SpA	113,753	755,874
Telecom Italia SpA/Milano(c)	791,287	475,368
Terna - Rete Elettrica Nazionale	90,269	960,345
UniCredit SpA	89,913	7,447,196
Unipol Assicurazioni SpA	24,759	594,009
		44,415,252
Security	Shares	Value
Ivory Coast — 0.0%
Endeavour Mining PLC	10,664	$ 557,167
Japan — 13.5%
Advantest Corp.	50,300	6,360,325
Aeon Co. Ltd.	140,700	2,222,653
AGC, Inc.(a)	10,300	341,586
Aisin Corp.	43,200	809,406
Ajinomoto Co., Inc.	57,000	1,204,979
ANA Holdings, Inc.	9,800	186,119
Asahi Group Holdings Ltd.	90,300	946,506
Asahi Kasei Corp.	89,600	796,432
Asics Corp.	49,100	1,178,718
Astellas Pharma, Inc.	126,400	1,682,322
Bandai Namco Holdings, Inc.	41,200	1,096,582
Bridgestone Corp.(a)	71,200	1,601,948
Canon, Inc.(a)	52,600	1,556,360
Capcom Co. Ltd.	25,200	585,371
Central Japan Railway Co.	46,200	1,279,739
Chiba Bank Ltd.(a)	37,300	416,280
Chubu Electric Power Co., Inc.	46,400	714,862
Chugai Pharmaceutical Co. Ltd.(a)	44,300	2,324,047
Concordia Financial Group Ltd.	83,800	692,776
Dai Nippon Printing Co. Ltd.	29,300	504,370
Daifuku Co. Ltd.	18,700	588,595
Dai-ichi Life Holdings, Inc.	225,400	1,873,201
Daiichi Sankyo Co. Ltd.	117,600	2,497,181
Daikin Industries Ltd.	16,600	2,123,004
Daito Trust Construction Co. Ltd.	17,000	323,713
Daiwa House Industry Co. Ltd.	31,900	1,059,680
Daiwa Securities Group, Inc.	96,500	845,706
Denso Corp.	109,000	1,505,520
Disco Corp.	5,800	1,767,040
East Japan Railway Co.	55,900	1,473,350
Ebara Corp.	30,900	728,306
Eisai Co. Ltd.(a)	17,800	528,497
ENEOS Holdings, Inc.	183,800	1,300,404
FANUC Corp.	58,500	2,276,570
Fast Retailing Co. Ltd.	12,300	4,459,836
Fuji Electric Co. Ltd.	9,100	690,099
FUJIFILM Holdings Corp.	68,400	1,451,339
Fujikura Ltd.	15,800	1,752,148
Fujitsu Ltd.	118,300	3,251,228
Hankyu Hanshin Holdings, Inc.	16,100	404,927
Hikari Tsushin, Inc.	1,100	308,219
Hitachi Ltd.	294,900	9,248,526
Honda Motor Co. Ltd.	255,200	2,504,704
Hoya Corp.	21,800	3,306,397
Hulic Co. Ltd.(a)	24,000	262,588
Idemitsu Kosan Co. Ltd.	55,445	419,789
IHI Corp.	64,700	1,137,464
Inpex Corp.(a)	49,800	996,026
Isuzu Motors Ltd.	35,400	552,492
ITOCHU Corp.	391,500	4,947,311
Japan Airlines Co. Ltd.	12,000	222,549
Japan Exchange Group, Inc.	62,000	661,760
Japan Post Bank Co. Ltd.	107,300	1,510,470
Japan Post Holdings Co. Ltd.	108,500	1,144,828
Japan Post Insurance Co. Ltd.	12,600	378,927
Japan Tobacco, Inc.(a)	79,100	2,843,035
JFE Holdings, Inc.	41,300	526,529
JX Advanced Metals Corp.	35,800	447,538
Kajima Corp.	24,500	913,543
Master Portfolio Schedule of Investments
25

Schedule of Investments (continued)
December 31, 2025
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Kansai Electric Power Co., Inc.	63,800	$ 1,001,959
Kao Corp.	30,100	1,201,338
Kawasaki Heavy Industries Ltd.(a)	9,800	649,902
Kawasaki Kisen Kaisha Ltd.(a)	19,700	274,228
KDDI Corp.	194,100	3,359,425
Keyence Corp.	12,380	4,478,152
Kikkoman Corp.(a)	43,000	390,466
Kioxia Holdings Corp.(c)	12,600	838,593
Kirin Holdings Co. Ltd.(a)	60,200	901,134
Kobe Bussan Co. Ltd.	9,400	226,264
Komatsu Ltd.	59,000	1,872,214
Konami Group Corp.	6,800	923,489
Kubota Corp.(a)	55,400	785,055
Kyocera Corp.	90,800	1,272,898
Kyowa Kirin Co. Ltd.(a)	14,600	234,983
Lasertec Corp.(a)	5,400	1,028,930
LY Corp.	189,200	503,451
M3, Inc.(a)	31,500	423,764
Makita Corp.	16,600	503,129
Marubeni Corp.	87,500	2,436,873
MatsukiyoCocokara & Co.	21,000	363,585
Minebea Mitsumi, Inc.	23,700	476,881
Mitsubishi Chemical Group Corp.	104,100	609,363
Mitsubishi Corp.	209,200	4,784,964
Mitsubishi Electric Corp.	126,200	3,679,593
Mitsubishi Estate Co. Ltd.	66,900	1,625,343
Mitsubishi HC Capital, Inc.	67,300	562,981
Mitsubishi Heavy Industries Ltd.	211,000	5,151,024
Mitsubishi UFJ Financial Group, Inc.	732,500	11,625,559
Mitsui & Co. Ltd.	157,700	4,683,268
Mitsui Fudosan Co. Ltd.	174,900	1,987,611
Mitsui OSK Lines Ltd.(a)	20,600	619,326
Mizuho Financial Group, Inc.	164,240	5,993,866
MonotaRO Co. Ltd.(a)	18,200	289,802
MS&AD Insurance Group Holdings, Inc.	79,600	1,868,770
Murata Manufacturing Co. Ltd.	106,200	2,194,936
NEC Corp.	82,800	2,801,578
Nexon Co. Ltd.	25,000	610,662
NIDEC Corp.	49,000	665,323
Nintendo Co. Ltd.	70,700	4,773,276
Nippon Building Fund, Inc.	660	601,546
Nippon Paint Holdings Co. Ltd.(a)	63,100	422,501
Nippon Sanso Holdings Corp.	8,500	253,930
Nippon Steel Corp.	298,735	1,222,439
Nippon Yusen KK	25,000	809,789
Nissan Motor Co. Ltd.(a)(c)	166,500	413,740
Nitori Holdings Co. Ltd.(a)	29,000	506,170
Nitto Denko Corp.	49,000	1,166,675
Nomura Holdings, Inc.	186,400	1,552,800
Nomura Research Institute Ltd.	25,543	972,029
NTT, Inc.	1,914,200	1,932,367
Obayashi Corp.	40,600	849,673
Obic Co. Ltd.	19,400	608,940
Olympus Corp.	72,300	916,710
Oracle Corp. Japan	2,000	168,098
Oriental Land Co. Ltd.	70,300	1,300,548
ORIX Corp.	73,200	2,140,900
Osaka Gas Co. Ltd.	21,400	743,583
Otsuka Corp.	13,400	276,115
Otsuka Holdings Co. Ltd.	29,000	1,640,217
Pan Pacific International Holdings Corp.	123,000	732,699
Panasonic Holdings Corp.	156,200	2,024,981
Security	Shares	Value
Japan (continued)
Rakuten Group, Inc.(c)	87,000	$ 557,493
Recruit Holdings Co. Ltd.	90,000	5,057,240
Renesas Electronics Corp.	115,200	1,577,877
Resona Holdings, Inc.	129,200	1,229,689
Ryohin Keikaku Co. Ltd.	33,000	582,696
Sanrio Co. Ltd.	13,200	413,031
SBI Holdings, Inc.	34,900	752,095
SCREEN Holdings Co. Ltd.(a)	6,000	584,426
Secom Co. Ltd.	24,800	881,247
Seibu Holdings, Inc.	13,500	370,933
Sekisui Chemical Co. Ltd.	27,100	455,748
Sekisui House Ltd.	35,100	783,195
Seven & i Holdings Co. Ltd.	135,200	1,942,420
SG Holdings Co. Ltd.(a)	21,100	193,098
Shimadzu Corp.	15,000	399,324
Shimano, Inc.	5,200	543,769
Shin-Etsu Chemical Co. Ltd.	107,400	3,335,967
Shionogi & Co. Ltd.	56,700	1,026,260
Shiseido Co. Ltd.(a)	27,900	406,026
SMC Corp.	3,700	1,280,203
SoftBank Corp.	1,923,100	2,640,335
SoftBank Group Corp.	244,000	6,845,009
Sompo Holdings, Inc.	61,500	2,087,445
Sony Financial Group, Inc.(c)	399,700	423,584
Sony Group Corp.	399,700	10,252,693
Subaru Corp.	41,200	887,086
Sumitomo Corp.	70,400	2,436,718
Sumitomo Electric Industries Ltd.	49,400	1,989,696
Sumitomo Metal Mining Co. Ltd.	15,500	620,675
Sumitomo Mitsui Financial Group, Inc.	240,600	7,738,036
Sumitomo Mitsui Trust Group, Inc.	41,900	1,276,896
Sumitomo Realty & Development Co. Ltd.	36,600	918,877
Suntory Beverage & Food Ltd.(a)	9,900	297,728
Suzuki Motor Corp.	107,800	1,612,199
Sysmex Corp.	28,900	283,804
T&D Holdings, Inc.	34,100	787,135
Taisei Corp.	10,500	995,094
Takeda Pharmaceutical Co. Ltd.	96,776	3,006,370
TDK Corp.	121,100	1,713,292
Terumo Corp.	80,000	1,162,814
TIS, Inc.	14,200	477,057
Toho Co. Ltd.(a)	6,700	341,330
Tokio Marine Holdings, Inc.	118,100	4,365,696
Tokyo Electron Ltd.	28,800	6,414,545
Tokyo Gas Co. Ltd.	20,900	828,569
Tokyo Metro Co. Ltd.	21,000	213,767
Tokyu Corp.	21,900	255,935
TOPPAN Holdings, Inc.	19,800	588,588
Toray Industries, Inc.	80,300	523,539
Toyota Industries Corp.(a)	10,200	1,156,338
Toyota Motor Corp.	616,730	13,245,568
Toyota Tsusho Corp.	43,800	1,476,900
Trend Micro, Inc.(a)(c)	7,000	290,726
Tsuruha Holdings, Inc.	16,900	310,509
Unicharm Corp.	63,300	361,680
West Japan Railway Co.	24,400	486,173
Yamaha Motor Co. Ltd.(a)	62,300	462,035
Yokogawa Electric Corp.	10,700	343,155
Zensho Holdings Co. Ltd.(a)	6,200	355,281
ZOZO, Inc.(a)	20,800	171,534
		292,681,976
26
2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Kuwait — 0.2%
Boubyan Bank KSCP	51,876	$ 120,505
Gulf Bank KSCP	115,516	133,875
Kuwait Finance House KSCP	730,947	1,925,919
Mabanee Co. KPSC	70,201	248,600
Mobile Telecommunications Co. KSCP	126,788	213,785
National Bank of Kuwait SAKP	527,866	1,740,325
Warba Bank KSCP(c)	365,652	348,306
		4,731,315
Luxembourg — 0.1%
ArcelorMittal SA(c)	27,908	1,281,521
CVC Capital Partners PLC(d)	11,365	190,336
Eurofins Scientific SE	7,383	539,907
Reinet Investments SCA	7,155	250,598
		2,262,362
Macau — 0.1%
Galaxy Entertainment Group Ltd.	161,000	793,861
Sands China Ltd.	175,600	442,938
		1,236,799
Malaysia — 0.4%
AMMB Holdings Bhd	157,700	252,499
Axiata Group Bhd	165,600	102,815
CelcomDigi Bhd.	305,900	240,468
CIMB Group Holdings Bhd(a)	483,200	981,242
Gamuda Bhd	347,600	425,694
Hong Leong Bank Bhd.	38,840	211,836
IHH Healthcare Bhd	133,900	288,784
IOI Corp. Bhd	306,000	301,699
Kuala Lumpur Kepong Bhd	46,100	227,205
Malayan Banking Bhd.	372,000	960,460
Maxis Bhd.(a)	144,000	134,397
MISC Bhd.	83,600	160,649
MR DIY Group M Bhd(d)	93,800	35,315
Nestle Malaysia Bhd.	3,500	98,324
Petronas Chemicals Group Bhd(a)	199,900	178,492
Petronas Gas Bhd	31,100	139,023
Press Metal Aluminium Holdings Bhd	283,300	496,861
Public Bank Bhd	1,009,700	1,128,935
QL Resources Bhd(a)	120,600	112,635
RHB Bank Bhd	82,424	156,555
SD Guthrie Bhd.(a)	124,000	175,091
Sunway Bhd	187,300	259,425
Telekom Malaysia Bhd.	55,900	110,824
Tenaga Nasional Bhd.(a)	189,300	639,470
YTL Corp. Bhd.(a)	286,080	143,552
YTL Power International Bhd(a)	245,640	200,058
		8,162,308
Mexico — 0.7%
Alfa SAB de C.V., Class A	195,257	170,670
America Movil SAB de CV, Series B	1,113,642	1,152,139
Arca Continental SAB de CV	33,779	365,562
Cemex SAB de CV	926,616	1,063,621
Coca-Cola Femsa SAB de CV	33,012	313,612
Fibra Uno Administracion SA de CV	186,728	279,872
Fomento Economico Mexicano SAB de CV	108,254	1,093,271
Fresnillo PLC	15,640	697,395
Gruma SAB de CV, Class B	10,875	187,359
Grupo Aeroportuario del Centro Norte SAB de CV, Class B	19,745	267,028
Security	Shares	Value
Mexico (continued)
Grupo Aeroportuario del Pacifico SAB de CV, Class B	30,531	$ 802,054
Grupo Aeroportuario del Sureste SAB de CV, Class B	12,080	388,532
Grupo Bimbo SAB de CV, Class A	90,621	297,516
Grupo Carso SAB de CV, Series A1	45,509	298,061
Grupo Comercial Chedraui SA de CV	30,263	207,249
Grupo Financiero Banorte SAB de CV, Class O	163,467	1,515,434
Grupo Financiero Inbursa SAB de CV, Series O	123,656	299,192
Grupo Mexico SAB de CV, Class B	176,919	1,670,500
Industrias Penoles SAB de CV(c)	16,682	877,052
Kimberly-Clark de Mexico SAB de CV, Class A	138,831	296,049
Promotora y Operadora de Infraestructura SAB de CV	14,276	211,942
Southern Copper Corp.(a)	5,386	772,729
Wal-Mart de Mexico SAB de CV	359,212	1,119,676
		14,346,515
Netherlands — 2.8%
ABN AMRO Bank NV(d)	33,112	1,156,896
Adyen NV(c)(d)	1,672	2,696,225
Akzo Nobel NV	11,410	793,913
Argenx SE(c)	4,110	3,466,963
ASM International NV	3,179	1,924,550
ASML Holding NV	25,132	27,080,237
ASR Nederland NV	10,665	758,823
BE Semiconductor Industries NV	3,942	616,276
Euronext NV	5,123	769,566
EXOR NV	5,083	431,771
Heineken Holding NV	9,042	662,117
Heineken NV	17,701	1,460,455
IMCD NV	4,175	378,933
ING Groep NV	197,299	5,545,725
JDE Peet’s NV	9,702	362,834
Koninklijke Ahold Delhaize NV	56,622	2,321,892
Koninklijke KPN NV	286,081	1,336,775
Koninklijke Philips NV	49,999	1,361,432
Magnum Ice Cream Co. NV(c)	31,330	497,273
Nebius Group NV, Class A(c)	13,891	1,162,746
NN Group NV	16,219	1,251,209
Randstad NV	4,306	163,478
Universal Music Group NV	72,729	1,896,033
Wolters Kluwer NV, Class C	15,524	1,607,920
		59,704,042
New Zealand — 0.1%
Auckland International Airport Ltd.	102,427	491,239
Contact Energy Ltd.	56,179	298,863
Fisher & Paykel Healthcare Corp. Ltd.	38,680	840,398
Infratil Ltd.	64,602	412,236
Meridian Energy Ltd.	71,629	231,346
Xero Ltd.(c)	10,173	770,644
		3,044,726
Norway — 0.3%
Aker BP ASA	17,479	444,773
DNB Bank ASA	57,951	1,614,559
Equinor ASA	53,906	1,271,201
Gjensidige Forsikring ASA	20,210	604,043
Kongsberg Gruppen ASA	30,355	777,855
Mowi ASA	26,602	639,909
Norsk Hydro ASA	91,511	706,389
Orkla ASA	34,126	380,018
Master Portfolio Schedule of Investments
27

Schedule of Investments (continued)
December 31, 2025
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Norway (continued)
Salmar ASA	5,768	$ 352,529
Telenor ASA	43,946	639,170
		7,430,446
Peru — 0.1%
Cia de Minas Buenaventura SAA, ADR	13,118	365,074
Credicorp Ltd.	4,318	1,239,266
		1,604,340
Philippines — 0.1%
Ayala Corp.	13,480	107,230
Ayala Land, Inc.	546,400	208,321
Bank of the Philippine Islands	110,452	217,966
BDO Unibank, Inc.	151,204	345,333
International Container Terminal Services, Inc.	71,720	688,244
Jollibee Foods Corp.	45,180	138,004
Manila Electric Co.	11,960	116,688
Metropolitan Bank & Trust Co.	96,987	112,924
PLDT, Inc.	6,295	134,859
SM Investments Corp.	20,672	245,784
SM Prime Holdings, Inc.	780,850	301,948
		2,617,301
Poland — 0.3%
Allegro.eu SA(c)(d)	41,050	352,249
Bank Millennium SA(c)	29,713	137,210
Bank Polska Kasa Opieki SA	10,145	575,441
Budimex SA(a)	1,098	194,242
CCC SA(a)(c)	3,559	118,056
CD Projekt SA	3,685	246,180
Dino Polska SA(c)(d)	31,610	362,922
InPost SA(c)	14,665	180,214
KGHM Polska Miedz SA(c)	13,171	1,023,361
LPP SA	72	416,033
mBank SA(c)	1,117	330,337
ORLEN SA	32,002	854,349
PGE Polska Grupa Energetyczna SA(c)	80,253	196,136
Powszechna Kasa Oszczednosci Bank Polski SA	55,727	1,315,268
Powszechny Zaklad Ubezpieczen SA	35,339	654,105
Santander Bank Polska SA	2,017	304,905
Zabka Group SA(c)	33,818	215,146
		7,476,154
Portugal — 0.1%
Banco Comercial Portugues SA	523,105	550,650
EDP SA	198,624	914,819
Galp Energia SGPS SA, Class B	30,760	529,697
Jeronimo Martins SGPS SA	14,397	342,596
		2,337,762
Qatar — 0.2%
Al Rayan Bank	315,506	189,868
Barwa Real Estate Co.	109,970	78,846
Commercial Bank PSQC	197,122	227,127
Dukhan Bank	164,731	157,991
Industries Qatar QSC	97,136	317,911
Mesaieed Petrochemical Holding Co.	245,102	73,468
Ooredoo QPSC	63,062	225,226
Qatar Electricity & Water Co. QSC	34,989	144,462
Qatar Fuel QSC	23,217	96,622
Qatar Gas Transport Co. Ltd.	164,517	202,603
Qatar International Islamic Bank QSC	102,600	321,720
Security	Shares	Value
Qatar (continued)
Qatar Islamic Bank QPSC	117,313	$ 771,155
Qatar National Bank QPSC	281,484	1,440,953
		4,247,952
Romania — 0.0%
NEPI Rockcastle NV	38,237	336,767
Russia(e) — 0.0%
Alrosa PJSC(c)	189,683	24
Mobile TeleSystems PJSC(c)	50,446	6
Moscow Exchange MICEX-RTS PJSC(c)	63,850	8
Ozon Holdings PLC, ADR(c)	2,417	—
PhosAgro PJSC, GDR	49	—
PhosAgro PJSC, GDR, Registered Shares(c)	1	—
Polyus PJSC(c)	23,820	—
Rosneft Oil Co. PJSC(c)	71,604	9
Sberbank of Russia PJSC(c)	588,148	74
Severstal PAO(c)	10,830	1
TCS Group Holding PLC, Class A, GDR(c)	6,905	1
United Co. RUSAL International PJSC(c)	172,792	22
VK IPJSC, GDR(c)	5,177	1
VTB Bank PJSC(c)	37,302	—
X5 Retail Group NV, GDR, Registered Shares(c)	9,876	1
		147
Saudi Arabia — 0.9%
ACWA Power Co.(c)	9,540	462,131
Ades Holding Co.	46,178	214,543
Al Rajhi Bank	131,218	3,408,403
Alinma Bank	80,858	525,435
Almarai Co. JSC	29,308	338,166
Arab National Bank	81,450	469,556
Bank AlBilad	40,767	269,258
Bank Al-Jazira(c)	39,201	116,405
Banque Saudi Fransi	80,191	359,661
Bupa Arabia for Cooperative Insurance Co.	6,760	250,450
Co. for Cooperative Insurance	4,904	152,972
Dallah Healthcare Co.	3,678	122,916
Dar Al Arkan Real Estate Development Co.(c)	26,789	113,901
Dr. Sulaiman Al Habib Medical Services Group Co.	3,493	239,336
Elm Co.	2,013	401,431
Etihad Etisalat Co.	28,661	503,583
Jabal Omar Development Co.(c)	37,148	146,085
Jarir Marketing Co.	44,780	152,574
Mouwasat Medical Services Co.	5,276	93,764
Riyad Bank	85,791	620,929
SABIC Agri-Nutrients Co.	17,654	520,531
Sahara International Petrochemical Co.	27,239	108,900
SAL Saudi Logistics Services	1,775	75,881
Saudi Arabian Mining Co.(c)	78,042	1,267,672
Saudi Arabian Oil Co.(d)	390,736	2,481,234
Saudi Awwal Bank	73,131	630,800
Saudi Basic Industries Corp.	56,428	771,770
Saudi Electricity Co.	60,072	224,998
Saudi Investment Bank	52,885	185,052
Saudi National Bank	179,957	1,817,418
Saudi Research & Media Group(c)	2,197	72,909
Saudi Tadawul Group Holding Co.	3,018	112,889
Saudi Telecom Co.	140,261	1,606,245
Yanbu National Petrochemical Co.	28,244	206,881
		19,044,679
Singapore — 1.1%
CapitaLand Ascendas REIT	261,551	575,038
28
2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Singapore (continued)
CapitaLand Integrated Commercial Trust	387,352	$ 718,943
CapitaLand Investment Ltd.	169,500	356,717
DBS Group Holdings Ltd.	141,552	6,200,632
Grab Holdings Ltd., Class A(c)	148,651	741,768
Keppel Ltd.	94,900	762,964
Oversea-Chinese Banking Corp. Ltd.	207,949	3,194,767
Sea Ltd., Class A, ADR(c)	24,351	3,106,457
Sembcorp Industries Ltd.(a)	59,600	278,607
Singapore Airlines Ltd.	96,999	481,596
Singapore Exchange Ltd.	60,800	800,367
Singapore Technologies Engineering Ltd.	107,500	702,415
Singapore Telecommunications Ltd.	485,500	1,717,698
STMicroelectronics NV	43,833	1,145,580
United Overseas Bank Ltd.	76,500	2,083,517
		22,867,066
South Africa — 1.0%
Absa Group Ltd.	43,616	630,376
Bid Corp. Ltd.	22,557	574,645
Bidvest Group Ltd.	26,537	380,572
Capitec Bank Holdings Ltd.	6,152	1,544,280
Clicks Group Ltd.	17,239	351,270
Discovery Ltd.	39,416	541,684
FirstRand Ltd.	356,998	1,956,345
Gold Fields Ltd.	55,303	2,411,342
Harmony Gold Mining Co. Ltd.	31,269	627,322
Impala Platinum Holdings Ltd.	62,435	981,175
MTN Group Ltd.	107,631	1,101,894
Naspers Ltd., N Shares	50,825	3,389,593
Nedbank Group Ltd.	29,672	477,081
Northam Platinum Holdings Ltd.	22,700	460,650
OUTsurance Group Ltd.	85,253	368,915
Pepkor Holdings Ltd.(d)	229,695	366,970
Remgro Ltd.	36,445	399,920
Sanlam Ltd.	134,467	799,738
Sasol Ltd.(c)	45,386	289,583
Shoprite Holdings Ltd.	33,813	551,681
Sibanye Stillwater Ltd.(c)	183,684	669,675
Standard Bank Group Ltd.	81,685	1,432,794
Valterra Platinum Ltd.	17,193	1,456,049
Vodacom Group Ltd.	34,521	294,575
		22,058,129
South Korea — 3.9%
Alteogen, Inc.(c)	2,403	749,812
Amorepacific Corp.	2,029	168,040
APR Corp.	1,548	248,209
Celltrion, Inc.	11,497	1,442,682
Coway Co. Ltd.	4,594	276,549
DB Insurance Co. Ltd.	2,516	228,463
Delivery Hero SE(c)(d)	9,264	244,199
Doosan Bobcat, Inc.	6,106	244,239
Doosan Co. Ltd.	498	270,694
Doosan Enerbility Co. Ltd.(c)	30,236	1,581,466
Ecopro BM Co. Ltd.(c)	3,551	361,223
Ecopro Co. Ltd.	6,793	427,922
Hana Financial Group, Inc.	19,600	1,278,833
Hanjin Kal Corp.	1,833	157,003
Hankook Tire & Technology Co. Ltd.	4,552	184,481
Hanmi Semiconductor Co. Ltd.	1,843	163,388
Hanwha Aerospace Co. Ltd.	2,173	1,419,077
Hanwha Ocean Co. Ltd.(c)	7,737	610,916
Hanwha Systems Co. Ltd.	4,988	188,394
Security	Shares	Value
South Korea (continued)
HD Hyundai Co. Ltd.	2,110	$ 276,179
HD Hyundai Electric Co. Ltd.	1,373	737,367
HD Hyundai Heavy Industries Co. Ltd.	2,129	750,364
HD Hyundai Marine Solution Co. Ltd.	998	133,729
HD Korea Shipbuilding and Offshore Engineering Co. Ltd.	2,438	687,934
HLB, Inc.(c)	8,095	285,277
HMM Co. Ltd.	17,458	248,295
HYBE Co. Ltd.	1,754	401,299
Hyosung Heavy Industries Corp.	319	394,074
Hyundai Glovis Co. Ltd.	1,866	234,221
Hyundai Mobis Co. Ltd.	3,724	966,308
Hyundai Motor Co.	8,044	1,661,150
Hyundai Rotem Co. Ltd.	5,401	704,401
Industrial Bank of Korea	8,152	118,493
Kakao Corp.	19,152	798,663
KakaoBank Corp.	13,451	201,648
KB Financial Group, Inc.	24,292	2,091,169
Kia Corp.	16,285	1,380,536
Korea Aerospace Industries Ltd.	4,371	346,327
Korea Electric Power Corp.	17,450	572,703
Korea Investment Holdings Co. Ltd.	1,996	224,740
Korea Zinc Co. Ltd.	401	364,939
Korean Air Lines Co. Ltd.	6,369	99,560
Krafton, Inc.(c)	1,856	316,239
KT&G Corp.	7,054	695,827
LG Chem Ltd.	3,388	783,689
LG Corp.	6,286	352,189
LG Display Co. Ltd.(c)	30,368	249,505
LG Electronics, Inc.	4,264	272,078
LG Energy Solution Ltd.(c)	3,209	820,654
LG H&H Co. Ltd.	839	150,436
LG Uplus Corp.	20,973	214,309
LIG Nex1 Co. Ltd.	833	242,704
LS Electric Co. Ltd.	1,350	432,486
Meritz Financial Group, Inc.	6,585	516,999
Mirae Asset Securities Co. Ltd.	10,297	167,034
NAVER Corp.	9,116	1,532,413
NH Investment & Securities Co. Ltd.	5,312	77,797
POSCO Future M Co. Ltd.(c)	1,987	257,988
POSCO Holdings, Inc.	5,002	1,060,413
Posco International Corp.	3,269	112,699
Samsung Biologics Co. Ltd.(c)(d)	736	864,200
Samsung C&T Corp.	5,289	878,467
Samsung Electro-Mechanics Co. Ltd.	2,754	487,397
Samsung Electronics Co. Ltd.	305,294	25,588,183
Samsung Fire & Marine Insurance Co. Ltd.	1,953	673,799
Samsung Heavy Industries Co. Ltd.(c)	40,579	678,573
Samsung Life Insurance Co. Ltd.(c)	5,945	649,878
Samsung SDI Co. Ltd.	4,351	813,596
Samsung SDS Co. Ltd.	2,432	289,418
Samyang Foods Co. Ltd.	238	203,216
Shinhan Financial Group Co. Ltd.	29,169	1,553,242
SK Biopharmaceuticals Co. Ltd.(c)	3,059	264,414
SK Hynix, Inc.	35,317	15,994,286
SK Innovation Co. Ltd.	4,534	318,226
SK Square Co. Ltd.(c)	5,744	1,462,756
SK Telecom Co. Ltd.	3,814	141,609
SK, Inc.	2,218	395,812
S-Oil Corp.(c)	2,657	152,879
Master Portfolio Schedule of Investments
29

Schedule of Investments (continued)
December 31, 2025
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Korea (continued)
Woori Financial Group, Inc.	41,683	$ 809,042
Yuhan Corp.	3,378	262,953
		84,662,371
Spain — 2.3%
Acciona SA	2,033	442,461
ACS Actividades de Construccion y Servicios SA	13,176	1,307,920
Aena SME SA(d)	49,880	1,393,690
Amadeus IT Group SA	29,659	2,195,092
Banco Bilbao Vizcaya Argentaria SA	371,224	8,707,875
Banco de Sabadell SA	341,603	1,346,206
Banco Santander SA	959,906	11,298,562
Bankinter SA	43,554	721,916
CaixaBank SA	259,518	3,172,899
Cellnex Telecom SA(d)	29,789	959,255
EDP Renovaveis SA	22,033	311,156
Endesa SA	17,162	617,770
Grifols SA , Class A	19,872	248,393
Iberdrola SA	403,880	8,745,371
Industria de Diseno Textil SA	67,848	4,475,570
Mapfre SA	59,364	297,900
Naturgy Energy Group SA	7,607	231,620
Redeia Corp. SA	20,753	369,959
Repsol SA	73,276	1,367,214
Telefonica SA	254,703	1,045,543
		49,256,372
Sweden — 2.0%
AddTech AB, B Shares	15,930	561,032
Alfa Laval AB	17,824	893,719
Assa Abloy AB, Class B	64,064	2,474,846
Atlas Copco AB, A Shares	165,207	2,941,108
Atlas Copco AB, B Shares	105,144	1,680,906
Beijer Ref AB, Class B	17,809	285,796
Boliden AB(c)	15,219	843,076
Epiroc AB, Class A	41,285	930,641
Epiroc AB, Class B	22,861	459,931
EQT AB	30,790	1,202,843
Essity AB, Class B	38,540	1,108,077
Evolution AB(d)	7,312	496,496
Fastighets AB Balder, B shares(c)	53,012	391,298
H & M Hennes & Mauritz AB, B Shares(a)	32,400	649,422
Hexagon AB, B shares	142,977	1,684,083
Holmen AB, B Shares	5,343	204,949
Industrivarden AB, C Shares	8,323	372,564
Industrivarden AB, Class A	11,567	518,182
Indutrade AB	17,623	456,802
Investment AB Latour, B Shares	7,649	185,831
Investor AB, B Shares	116,296	4,144,275
L E Lundbergforetagen AB, B Shares	6,442	355,672
Lifco AB, B Shares	16,700	632,909
Nibe Industrier AB, B Shares	96,157	367,549
Saab AB, Class B	18,976	1,100,992
Sagax AB, Class B	14,344	306,789
Sandvik AB	65,475	2,114,914
Securitas AB, B Shares	38,270	608,612
Skandinaviska Enskilda Banken AB, Class A	105,995	2,234,765
Skanska AB, B Shares	21,743	592,460
SKF AB, B Shares	23,338	617,729
Svenska Cellulosa AB SCA, Class B	36,503	484,096
Svenska Handelsbanken AB, A Shares	94,028	1,362,234
Swedbank AB, A Shares	57,146	1,982,681
Swedish Orphan Biovitrum AB(c)	12,780	458,637
Tele2 AB, B Shares	38,108	638,560
Security	Shares	Value
Sweden (continued)
Telefonaktiebolaget LM Ericsson, B Shares	177,219	$ 1,724,701
Telia Co. AB	153,059	654,169
Trelleborg AB, B Shares	15,629	660,662
Volvo AB, B Shares	104,520	3,326,309
		42,710,317
Switzerland — 4.7%
ABB Ltd., Class N, Registered Shares	99,154	7,309,385
Alcon AG	32,153	2,544,204
Avolta AG, Class N	6,282	370,511
Banque Cantonale Vaudoise, Registered Shares	1,876	237,164
Barry Callebaut AG, Class N, Registered Shares(a)	187	305,728
Belimo Holding AG, Registered Shares	606	592,100
BKW AG	1,298	275,320
Chocoladefabriken Lindt & Spruengli AG	69	1,008,219
Chocoladefabriken Lindt & Spruengli AG, Class N, Registered Shares	7	1,026,591
Cie Financiere Richemont SA, Class A, Registered Shares	34,206	7,376,555
DSM-Firmenich AG	10,058	811,377
EMS-Chemie Holding AG, Registered Shares	751	518,063
Galderma Group AG	9,551	1,944,896
Geberit AG, Class N, Registered Shares	2,345	1,821,179
Givaudan SA, Class N, Registered Shares	571	2,259,017
Helvetia Holding AG, Registered Shares	4,770	1,254,572
Julius Baer Group Ltd., Class N	13,632	1,065,079
Kuehne & Nagel International AG, Registered Shares	3,317	711,348
Logitech International SA, Class N, Registered Shares	10,708	1,087,054
Lonza Group AG, Registered Shares	4,475	3,017,133
Nestle SA, Class N, Registered Shares	165,458	16,423,215
Novartis AG, Class N, Registered Shares	123,302	16,990,508
Partners Group Holding AG	1,533	1,880,961
Sandoz Group AG	28,675	2,081,982
Schindler Holding AG	1,572	591,174
Schindler Holding AG, Class N, Registered Shares	2,508	887,435
SGS SA, Registered Shares	10,697	1,227,029
Sika AG, Registered Shares	9,862	2,002,237
Sonova Holding AG, Registered Shares	2,967	767,464
Straumann Holding AG, Registered Shares	8,082	944,009
Swatch Group AG	1,839	386,660
Swiss Life Holding AG, Class N, Registered Shares	1,768	2,036,460
Swiss Prime Site AG, Registered Shares	4,882	758,017
Swisscom AG, Class N, Registered Shares	1,564	1,136,023
UBS Group AG, Registered Shares	204,633	9,448,841
VAT Group AG(d)	1,869	897,307
Zurich Insurance Group AG, Class N	9,253	7,001,765
		100,996,582
Taiwan — 6.2%
Accton Technology Corp.	36,000	1,358,531
Advantech Co. Ltd.	28,769	263,040
Alchip Technologies Ltd.	5,000	558,127
ASE Technology Holding Co. Ltd.	201,343	1,587,573
Asia Cement Corp.	138,233	163,479
Asia Vital Components Co. Ltd.	25,000	1,199,866
ASPEED Technology, Inc.	2,000	460,140
Asustek Computer, Inc.	45,220	786,046
Bizlink Holding, Inc.	11,000	531,425
Caliway Biopharmaceuticals Co. Ltd.(c)	67,000	330,674
Catcher Technology Co. Ltd.	45,000	297,352
Cathay Financial Holding Co. Ltd.	661,622	1,595,954
Chailease Holding Co. Ltd.	120,078	402,503
Chang Hwa Commercial Bank Ltd.	319,164	207,545
Cheng Shin Rubber Industry Co. Ltd.	97,436	91,429
30
2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Taiwan (continued)
China Steel Corp.	818,638	$ 494,605
Chroma ATE, Inc.	24,000	593,603
Chunghwa Telecom Co. Ltd.	213,000	885,335
Compal Electronics, Inc.	273,000	263,707
CTBC Financial Holding Co. Ltd.	1,043,601	1,667,455
Delta Electronics, Inc.	127,000	3,874,000
E Ink Holdings, Inc.	58,000	364,410
E.Sun Financial Holding Co. Ltd.	877,177	942,211
Eclat Textile Co. Ltd.	12,303	150,522
Elite Material Co. Ltd.	17,000	890,662
eMemory Technology, Inc.	5,000	274,606
Eva Airways Corp.	170,000	197,681
Evergreen Marine Corp. Taiwan Ltd.	74,055	446,733
Far Eastern New Century Corp.	207,607	183,584
Far EasTone Telecommunications Co. Ltd.	144,000	404,363
Feng TAY Enterprise Co. Ltd.	54,996	203,673
First Financial Holding Co. Ltd.	766,754	716,971
Formosa Chemicals & Fibre Corp.	218,360	222,715
Formosa Plastics Corp.	244,040	302,627
Fortune Electric Co. Ltd.	12,100	293,533
Fubon Financial Holding Co. Ltd.	527,142	1,613,396
Gigabyte Technology Co. Ltd.	34,000	268,975
Global Unichip Corp.	4,000	268,949
Globalwafers Co. Ltd.	17,000	219,401
Gold Circuit Electronics Ltd.	19,000	415,038
Hon Hai Precision Industry Co. Ltd.	804,800	5,899,441
Hotai Motor Co. Ltd.	18,360	320,800
Hua Nan Financial Holdings Co. Ltd.	606,547	598,430
Innolux Corp.	472,479	256,409
International Games System Co. Ltd.	10,000	229,436
Inventec Corp.	168,470	229,742
Jentech Precision Industrial Co. Ltd.	6,000	523,167
KGI Financial Holding Co. Ltd.	1,105,133	605,876
King Slide Works Co. Ltd.	4,000	477,638
King Yuan Electronics Co. Ltd.	83,000	653,366
Largan Precision Co. Ltd.	7,000	553,940
Lite-On Technology Corp.	149,816	779,391
Lotes Co. Ltd.	7,000	288,621
MediaTek, Inc.	96,255	4,370,477
Mega Financial Holding Co. Ltd.	736,470	937,840
Nan Ya Plastics Corp.	364,790	697,560
Nien Made Enterprise Co. Ltd.	9,000	103,371
Novatek Microelectronics Corp.	48,000	570,699
Pegatron Corp.	116,000	253,046
PharmaEssentia Corp.	17,755	265,221
President Chain Store Corp.	40,000	281,632
Quanta Computer, Inc.	180,000	1,554,639
Realtek Semiconductor Corp.	25,240	391,893
Shanghai Commercial & Savings Bank Ltd.	309,075	399,113
SinoPac Financial Holdings Co. Ltd.	675,755	614,793
Taiwan Business Bank	487,736	248,429
Taiwan Cooperative Financial Holding Co. Ltd.	769,629	595,123
Taiwan High Speed Rail Corp.	140,000	124,735
Taiwan Mobile Co. Ltd.	97,800	337,431
Taiwan Semiconductor Manufacturing Co. Ltd.	1,591,000	78,209,194
TCC Group Holdings Co. Ltd.	314,240	231,753
Teco Electric and Machinery Co. Ltd.	75,000	200,978
TS Financial Holding Co. Ltd.	1,399,200	908,359
Unimicron Technology Corp.	102,000	712,251
Uni-President Enterprises Corp.	269,950	661,902
United Microelectronics Corp.	641,000	1,000,977
Vanguard International Semiconductor Corp.	68,765	200,817
Security	Shares	Value
Taiwan (continued)
Wan Hai Lines Ltd.	75,215	$ 187,998
Wistron Corp.	194,000	927,131
Wiwynn Corp.	7,000	997,266
Yageo Corp.	109,488	802,554
Yang Ming Marine Transport Corp.	104,000	183,893
Yuanta Financial Holding Co. Ltd.	695,162	868,647
Zhen Ding Technology Holding Ltd.	37,710	169,940
		135,418,358
Thailand — 0.3%
Advanced Info Service PCL, NVDR	57,600	571,974
Airports of Thailand PCL, NVDR	298,400	500,613
Bangkok Dusit Medical Services PCL, NVDR	502,600	307,819
Bumrungrad Hospital PCL, NVDR	54,300	271,348
Central Pattana PCL, NVDR	105,500	184,728
Charoen Pokphand Foods PCL, NVDR	204,000	141,209
CP ALL PCL, NVDR	384,600	531,115
CP Axtra PCL, NVDR	163,309	81,285
Delta Electronics Thailand PCL, NVDR	220,000	1,200,650
Gulf Development PCL, NVDR(c)	328,854	434,027
Kasikornbank PCL, NVDR	29,400	181,331
Krung Thai Bank PCL, NVDR	285,275	255,614
Minor International PCL, NVDR	147,580	113,475
PTT Exploration & Production PCL, NVDR(a)	109,022	389,837
PTT PCL, NVDR	574,500	583,372
SCB X PCL, NVDR	41,800	184,224
Siam Cement PCL, NVDR	54,100	314,927
True Corp. PCL, NVDR	1,232,225	425,825
		6,673,373
Turkey — 0.1%
Akbank TAS, Class A	213,323	346,110
Aselsan Elektronik Sanayi Ve Ticaret AS, Class A	93,534	503,964
BIM Birlesik Magazalar A/S, Class A	24,603	307,135
Eregli Demir ve Celik Fabrikalari TAS, Class A(a)	191,444	106,090
Haci Omer Sabanci Holding A/S, Class A(a)	71,332	139,698
KOC Holding A/S, Class A	53,193	208,695
Turk Hava Yollari AO, Class A	33,173	207,248
Turkcell Iletisim Hizmetleri A/S, Class A	84,603	183,185
Turkiye Is Bankasi A/S, Class C(a)	570,904	186,917
Turkiye Petrol Rafinerileri A/S, Class A(a)	67,360	288,967
		2,478,009
United Arab Emirates — 0.4%
Abu Dhabi Commercial Bank PJSC	208,923	813,450
Abu Dhabi Islamic Bank PJSC	109,255	617,035
Abu Dhabi National Oil Co. for Distribution PJSC	221,793	235,516
ADNOC Drilling Co. PJSC	149,615	217,533
Adnoc Gas PLC	536,978	518,993
ADNOC Logistics & Services	132,926	214,238
Aldar Properties PJSC	267,840	633,908
Americana Restaurants International PLC - Foreign Co.	167,650	73,948
Dubai Electricity & Water Authority PJSC	263,161	198,296
Dubai Islamic Bank PJSC	183,484	462,996
Emaar Development PJSC	83,510	344,354
Emaar Properties PJSC	440,123	1,679,748
Emirates NBD Bank PJSC	136,696	1,036,549
Emirates Telecommunications Group Co. PJSC	204,182	1,019,590
First Abu Dhabi Bank PJSC	290,073	1,377,407
Multiply Group PJSC(c)	233,097	165,594
Salik Co. PJSC	113,900	196,927
		9,806,082
Master Portfolio Schedule of Investments
31

Schedule of Investments (continued)
December 31, 2025
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom — 7.8%
3i Group PLC	66,926	$ 2,934,626
Admiral Group PLC	17,979	769,103
Anglo American PLC	74,935	3,099,499
Ashtead Group PLC	27,334	1,863,611
Associated British Foods PLC	23,283	665,040
AstraZeneca PLC	100,248	18,551,823
Auto Trader Group PLC(d)	60,587	477,993
Aviva PLC	201,671	1,854,349
BAE Systems PLC	192,988	4,441,630
Barclays PLC	908,494	5,815,387
Barratt Redrow PLC	101,182	519,791
British American Tobacco PLC	137,717	7,807,270
BT Group PLC	388,938	963,571
Bunzl PLC	20,283	566,382
Centrica PLC	313,897	715,703
CK Hutchison Holdings Ltd.	160,508	1,091,206
Coca-Cola Europacific Partners PLC(a)	13,747	1,246,853
Compass Group PLC	104,054	3,296,958
DCC PLC(a)	4,266	265,766
Diageo PLC	140,006	3,016,838
Entain PLC	44,257	454,929
Haleon PLC	555,958	2,809,468
Halma PLC	23,333	1,107,498
Hikma Pharmaceuticals PLC	9,731	202,861
HSBC Holdings PLC	1,107,553	17,428,379
Imperial Brands PLC	50,509	2,120,883
Informa PLC	78,635	933,022
InterContinental Hotels Group PLC	10,033	1,409,925
International Consolidated Airlines Group SA, Class DI	82,738	459,395
Intertek Group PLC	11,608	719,889
J Sainsbury PLC(a)	105,979	464,277
JD Sports Fashion PLC	68,722	77,896
Kingfisher PLC	116,835	491,823
Land Securities Group PLC	46,321	387,316
Legal & General Group PLC	331,537	1,166,876
Lloyds Banking Group PLC	3,897,520	5,155,305
London Stock Exchange Group PLC	29,509	3,549,595
M&G PLC	146,275	563,131
Marks & Spencer Group PLC	144,081	641,166
Melrose Industries PLC	90,172	711,181
National Grid PLC(a)	316,033	4,847,465
NatWest Group PLC	511,249	4,484,819
Next PLC	8,135	1,497,655
Pearson PLC	28,728	406,186
Phoenix Group Holdings PLC	43,508	430,722
Reckitt Benckiser Group PLC	43,917	3,553,736
RELX PLC	115,703	4,661,306
Rentokil Initial PLC	180,411	1,076,421
Rolls-Royce Holdings PLC	541,353	8,372,411
Sage Group PLC	62,709	912,070
Schroders PLC	35,228	192,573
Segro PLC	79,438	769,605
Severn Trent PLC	16,765	629,544
Shell PLC	374,262	13,792,399
Smith & Nephew PLC	58,997	981,176
Smiths Group PLC	22,773	720,315
Spirax Group PLC	5,254	480,200
SSE PLC	74,189	2,175,067
Standard Chartered PLC	125,207	3,055,105
Tesco PLC	422,823	2,514,457
Unilever PLC	139,245	9,097,880
United Utilities Group PLC	45,859	736,790
Security	Shares	Value
United Kingdom (continued)
Vodafone Group PLC	1,300,743	$ 1,733,901
Whitbread PLC	12,350	423,299
Wise PLC, Class A(c)	43,815	524,905
		168,888,221
United States — 2.6%
Aegon Ltd.	76,374	593,907
BeOne Medicines Ltd., Class H(c)	52,069	1,198,434
BP PLC	1,030,564	6,010,211
Buzzi SpA	4,945	298,931
CyberArk Software Ltd.(c)	3,224	1,438,097
Experian PLC	60,545	2,729,766
Ferrovial SE	32,535	2,107,964
GFL Environmental, Inc.	15,379	660,629
GSK PLC	260,977	6,398,429
Holcim AG	34,249	3,334,150
JBS NV, Class A(c)	22,186	319,922
Legend Biotech Corp., ADR(a)(c)	4,843	105,287
Monday.com Ltd.(a)(c)	2,789	411,545
Qiagen NV	16,556	752,916
Roche Holding AG	47,501	19,634,717
Spotify Technology SA(c)	10,220	5,934,856
Stellantis NV	126,840	1,388,987
Swiss Re AG	20,045	3,339,289
Tenaris SA	28,480	549,546
		57,207,583
Zambia — 0.0%
First Quantum Minerals Ltd.(c)	40,866	1,095,675
Total Common Stocks — 99.0% (Cost: $1,155,449,217)		2,146,105,268
Preferred Securities
Preferred Stocks — 0.7%
Brazil — 0.3%
Axia Energia
Class B	8,083	77,323
Class C(c)	24,337	218,154
Banco Bradesco SA	374,647	1,226,539
Cia Energetica de Minas Gerais	69,520	140,833
Gerdau SA	93,741	345,966
Itau Unibanco Holding SA	381,337	2,725,364
Itausa SA	368,642	785,199
Localiza Rent a Car SA(c)	2,427	18,380
Petroleo Brasileiro SA - Petrobras	297,187	1,668,246
		7,206,004
Chile — 0.0%
Sociedad Quimica y Minera de Chile SAClass B(c)	9,655	680,157
Colombia — 0.0%
Grupo Cibest SA	28,795	455,456
Germany — 0.2%
Bayerische Motoren Werke AG	2,675	285,049
Dr. Ing hc F Porsche AG(d)	4,667	248,575
Henkel AG & Co. KGaA	10,463	853,622
Porsche Automobil Holding SE	10,266	478,964
Sartorius AG	1,834	528,126
Volkswagen AG	12,510	1,526,704
		3,921,040
32
2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
India — 0.0%
TVS Motor Co. Ltd., 6.00%(c)	61,900	$ 6,887
South Korea — 0.2%
Hyundai Motor Co., Preference Shares,	5,112	744,914
Samsung Electronics Co. Ltd.	53,354	3,311,724
		4,056,638
Total Preferred Securities — 0.7% (Cost: $11,670,711)		16,326,182
Rights
Taiwan — 0.0%
Unimicron Technology Corp., (Expires 01/12/26, Strike Price TWD 116.00)	102,000	7,615
Total Rights — 0.0% (Cost: $ — )		7,615
Warrants
Canada — 0.0%
Constellation Software, Inc., (Issued 08/29/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 11.50)(c)(e)	1,354	—
Total Warrants — 0.0% (Cost: $ — )		—
Total Long-Term Investments — 99.7% (Cost: $1,167,119,928)		2,162,439,065
Security	Shares	Value
Short-Term Securities
Money Market Funds — 4.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.89%(f)(g)(h)	69,261,664	$ 69,296,295
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.72%(f)(g)	19,386,925	19,386,925
Total Short-Term Securities — 4.1% (Cost: $88,683,220)		88,683,220
Total Investments — 103.8% (Cost: $1,255,803,148)		2,251,122,285
Liabilities in Excess of Other Assets — (3.8)%		(82,776,469)
Net Assets — 100.0%		$ 2,168,345,816

(a)	All or a portion of this security is on loan.
(b)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Non-income producing security.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Affiliate of the Master Portfolio.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Master Portfolio during the year ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/25	Shares Held at 12/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 40,822,986	$ 28,470,730 (a)	$ —	$ 5,445	$ (2,866)	$ 69,296,295	69,261,664	$ 271,842 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	6,381,596	13,005,329 (a)	—	—	—	19,386,925	19,386,925	546,814	—
				$ 5,445	$ (2,866)	$ 88,683,220		$ 818,656	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P/TSE 60 Index Mini	22	03/19/26	$ 1,492	$ (5,894)
MSCI EAFE Index	76	03/20/26	11,028	(32,147)
MSCI Emerging Markets Index	77	03/20/26	5,434	33,937
				$ (4,104)
Master Portfolio Schedule of Investments
33

Schedule of Investments (continued)
December 31, 2025
Total International ex U.S. Index Master Portfolio

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 33,937	$ —	$ —	$ —	$ 33,937
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ 38,041	$ —	$ —	$ —	$ 38,041

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Master Portfolio Schedule of Investments. In the
Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in net unrealized appreciation (depreciation).

For the period ended December 31, 2025, the effect of derivative financial instruments in the Statement of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 3,662,778	$ —	$ —	$ —	$ 3,662,778
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ 51,799	$ —	$ —	$ —	$ 51,799
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$20,960,007
For more information about the Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia	$ —	$ 94,805,067	$ —	$ 94,805,067
Austria	—	3,488,028	—	3,488,028
Belgium	—	11,194,591	—	11,194,591
Brazil	7,823,439	17,106,238	—	24,929,677
Canada	175,379,531	—	—	175,379,531
Chile	2,516,729	2,669,267	—	5,185,996
China	10,465,365	178,098,245	—	188,563,610
Colombia	493,190	—	—	493,190
Congo	511,728	—	—	511,728
Czech Republic	—	1,256,902	—	1,256,902
Denmark	—	25,083,970	—	25,083,970
Egypt	384,063	—	—	384,063
Finland	—	15,411,293	—	15,411,293
France	—	136,354,278	—	136,354,278
34
2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
Total International ex U.S. Index Master Portfolio

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Germany	$ —	$ 123,443,477	$ —	$ 123,443,477
Greece	1,323,518	2,411,154	—	3,734,672
Hong Kong	1,456,018	24,276,052	—	25,732,070
Hungary	—	2,070,612	—	2,070,612
India	5,755,184	95,509,838	—	101,265,022
Indonesia	389,463	7,348,271	—	7,737,734
Ireland	1,714,194	4,433,231	—	6,147,425
Israel	3,468,546	9,107,638	—	12,576,184
Italy	—	44,415,252	—	44,415,252
Ivory Coast	—	557,167	—	557,167
Japan	2,207,553	290,474,423	—	292,681,976
Kuwait	2,508,809	2,222,506	—	4,731,315
Luxembourg	250,598	2,011,764	—	2,262,362
Macau	—	1,236,799	—	1,236,799
Malaysia	992,746	7,169,562	—	8,162,308
Mexico	13,649,120	697,395	—	14,346,515
Netherlands	1,660,019	58,044,023	—	59,704,042
New Zealand	491,239	2,553,487	—	3,044,726
Norway	—	7,430,446	—	7,430,446
Peru	1,604,340	—	—	1,604,340
Philippines	1,102,540	1,514,761	—	2,617,301
Poland	—	7,476,154	—	7,476,154
Portugal	—	2,337,762	—	2,337,762
Qatar	2,909,389	1,338,563	—	4,247,952
Romania	336,767	—	—	336,767
Russia	—	—	147	147
Saudi Arabia	3,094,385	15,950,294	—	19,044,679
Singapore	3,848,225	19,018,841	—	22,867,066
South Africa	3,437,210	18,620,919	—	22,058,129
South Korea	2,100,934	82,561,437	—	84,662,371
Spain	617,770	48,638,602	—	49,256,372
Sweden	—	42,710,317	—	42,710,317
Switzerland	1,227,029	99,769,553	—	100,996,582
Taiwan	1,540,641	133,877,717	—	135,418,358
Thailand	—	6,673,373	—	6,673,373
Turkey	—	2,478,009	—	2,478,009
United Arab Emirates	4,970,920	4,835,162	—	9,806,082
United Kingdom	1,711,130	167,177,091	—	168,888,221
United States	8,870,336	48,337,247	—	57,207,583
Zambia	1,095,675	—	—	1,095,675
Preferred Securities
Preferred Stocks
South Korea	—	4,056,638	—	4,056,638
Brazil	313,857	6,892,147	—	7,206,004
Chile	—	680,157	—	680,157
Germany	—	3,921,040	—	3,921,040
Colombia	—	455,456	—	455,456
India	—	6,887	—	6,887
Rights	—	7,615	—	7,615
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	88,683,220	—	—	88,683,220
	$ 360,905,420	$ 1,890,216,718	$ 147	$ 2,251,122,285
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 33,937	$ —	$ —	$ 33,937
Master Portfolio Schedule of Investments
35

Schedule of Investments (continued)
December 31, 2025
Total International ex U.S. Index Master Portfolio

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (38,041)	$ —	$ —	$ (38,041)
	$ (4,104)	$ —	$ —	$ (4,104)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
36
2025 BlackRock Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
December 31, 2025

Total International ex U.S. Index Master Portfolio
ASSETS
Investments, at value — unaffiliated(a)(b)	$ 2,162,439,065
Investments, at value — affiliated(c)	88,683,220
Cash pledged for futures contracts	532,000
Foreign currency, at value(d)	4,390,734
Receivables:
Securities lending income — affiliated	39,521
Dividends — unaffiliated	2,457,293
Dividends — affiliated	45,906
Variation margin on futures contracts	72,959
Total assets	2,258,660,698
LIABILITIES
Bank overdraft	15,248
Collateral on securities loaned	69,244,840
Payables:
Investments purchased	7,660,360
Accounting services fees	107,895
Withdrawals to investors	8,571,413
Deferred foreign capital gain tax	4,420,244
Foreign taxes	6,559
Investment advisory fees	53,539
Trustees’ fees	4,530
Other accrued expenses	27,197
Professional fees	53,886
Variation margin on futures contracts	149,171
Total liabilities	90,314,882
Commitments and contingent liabilities
NET ASSETS	$ 2,168,345,816
NET ASSETS CONSIST OF
Investors’ capital	$ 1,177,445,220
Net unrealized appreciation (depreciation)	990,900,596
NET ASSETS	$ 2,168,345,816
(a) Investments, at cost—unaffiliated	$1,167,119,928
(b) Securities loaned, at value	$65,465,725
(c) Investments, at cost—affiliated	$88,683,220
(d) Foreign currency, at cost	$4,393,352
See notes to financial statements.
Master Portfolio Statement of Assets and Liabilities
37

Statement of Operations
Year Ended December 31, 2025

Total International ex U.S. Index Master Portfolio
INVESTMENT INCOME
Dividends — unaffiliated	$59,422,544
Dividends — affiliated	546,814
Securities lending income — affiliated — net	271,842
Foreign taxes withheld	(7,902,438)
Total investment income	52,338,762
EXPENSES
Investment advisory	595,528
Accounting services	475,839
Professional	77,818
Printing and postage	29,413
Trustees	20,360
Miscellaneous	50,931
Total expenses excluding interest expense	1,249,889
Interest expense — unaffiliated	107,408
Total expenses	1,357,297
Less fees waived and/or reimbursed by the Manager	(9,085)
Total expenses after fees waived and/or reimbursed	1,348,212
Net investment income	50,990,550
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from:
Investments — unaffiliated(a)	12,505,156
Investments — affiliated	5,445
Foreign currency transactions	285,538
Futures contracts	3,662,778
16,458,917
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated(b)	476,705,951
Investments — affiliated	(2,866)
Foreign currency translations	70,016
Futures contracts	51,799
476,824,900
Net realized and unrealized gain	493,283,817
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$544,274,367
(a) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$(744,771)
(b) Net of increase in deferred foreign capital gain tax of	$(566,356)
See notes to financial statements.
38
2025 BlackRock Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	Total International ex U.S. Index Master Portfolio
	Year Ended 12/31/25	Year Ended 12/31/24

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$50,990,550	$50,972,365
Net realized gain (loss)	16,458,917	(21,222,673)
Net change in unrealized appreciation (depreciation)	476,824,900	68,224,576
Net increase in net assets resulting from operations	544,274,367	97,974,268
CAPITAL TRANSACTIONS
Proceeds from contributions	584,178,132	515,017,785
Value of withdrawals	(801,783,032)	(518,735,425)
Net decrease in net assets derived from capital transactions	(217,604,900)	(3,717,640)
NET ASSETS
Total increase in net assets	326,669,467	94,256,628
Beginning of year	1,841,676,349	1,747,419,721
End of year	$2,168,345,816	$1,841,676,349
See notes to financial statements.
Master Portfolio Statements of Changes in Net Assets
39

Financial Highlights

Total International ex U.S. Index Master Portfolio
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Total Return
Total return	32.67%	5.27%	15.28%	(16.31)%	7.70%
Ratios to Average Net Assets(a)
Total expenses	0.07%	0.07%	0.08%	0.08%	0.07%
Total expenses after fees waived and/or reimbursed	0.07%	0.07%	0.08%	0.07%	0.07%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees	0.06%	0.06%	0.08%	0.07%	0.07%
Net investment income	2.57%	2.72%	2.85%	2.98%	2.44%
Supplemental Data
Net assets, end of year (000)	$2,168,346	$1,841,676	$1,747,420	$1,501,275	$1,403,202
Portfolio turnover rate	13%	14%	29%	28%	13%

(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
40
2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements

1.
ORGANIZATION
Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. MIP is organized as a Delaware statutory trust. Total International ex U.S. Index Master Portfolio (the “Master Portfolio”) is a series of MIP. The Master Portfolio is classified as a diversified fund under the 1940 Act.
The Master Portfolio, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Master Portfolio is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.  Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.
Foreign Currency Translation: The Master Portfolio’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Master Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments.  The Master Portfolio reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Master Portfolio may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Master Portfolio invests. These foreign taxes, if any, are paid by the Master Portfolio and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of December 31, 2025, if any, are disclosed in the Statement of Assets and Liabilities.
The Master Portfolio files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Master Portfolio may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Master Portfolio may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Master Portfolio may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Master Portfolio is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Master Portfolio may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Indemnifications: In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. The Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master Portfolio, which cannot be predicted with any certainty.
Other:  Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Master Portfolio’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Master Portfolio. The CODM has concluded that the Master Portfolio operates as a single operating segment since the Master Portfolio
Master Portfolio Notes to Financial Statements
41

Notes to Financial Statements  (continued)

has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Master Portfolio’s financial statements.
Recent Accounting Standard: The Master Portfolio adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The Master Portfolio’s adoption of the new standard did not have a material impact on financial statement disclosures and did not affect the Master Portfolio’s financial position or results of operations.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Master Portfolio’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Master Portfolio is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of MIP (the “Board”) has approved the designation of the Master Portfolio’s Manager as the valuation designee for the Master Portfolio.  The Master Portfolio determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Master Portfolio’s assets and liabilities:
•Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
•Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Master Portfolio uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
42
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Notes to Financial Statements  (continued)

Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by the Master Portfolio. Certain information made available by a Private Company is as of a date that is earlier than the date the Master Portfolio is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Master Portfolio could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that the Master Portfolio has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Securities Lending: The Master Portfolio may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio, or excess collateral returned by the Master Portfolio, on the next business day. During the term of the loan, the Master Portfolio is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Master Portfolio, except in the event of borrower default. The securities on loan, if any, are disclosed in the Master Portfolio’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Master Portfolio under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Master Portfolio, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Master Portfolio can
Master Portfolio Notes to Financial Statements
43

Notes to Financial Statements  (continued)

reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the Master Portfolio’s securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Barclays Capital, Inc.	$ 264,583	$ (264,583)	$ —	$ —
BNP Paribas SA	1,295,770	(1,295,770)	—	—
Citigroup Global Markets Ltd.	451,648	(451,648)	—	—
Goldman Sachs & Co. LLC	32,233,092	(32,233,092)	—	—
HSBC Bank PLC	477,410	(477,410)	—	—
J.P. Morgan Securities LLC	7,805,403	(7,805,403)	—	—
J.P. Morgan Securities PLC	179,080	(179,080)	—	—
Jefferies LLC	405,037	(405,037)	—	—
Macquarie Bank Ltd.	4,405,093	(4,405,093)	—	—
Morgan Stanley	204,427	(204,427)	—	—
National Financial Services LLC	398,412	(398,412)	—	—
Nomura Securities International, Inc.	165,697	(165,697)	—	—
State Street Bank & Trust Co.	15,804,309	(15,804,309)	—	—
UBS AG	844,096	(844,096)	—	—
Wells Fargo Securities LLC	531,668	(531,668)	—	—
	$ 65,465,725	$ (65,465,725)	$ —	$ —

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Master Portfolio is disclosed in the
Master Portfolio’s Statement of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Master Portfolio benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Master Portfolio could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Master Portfolio.
5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Master Portfolio engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Master Portfolio and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Master Portfolio and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: MIP, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolio’s investment adviser and an indirect, majority-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of the Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio.
For such services, the Master Portfolio pays the Manager a monthly fee at an annual rate equal to 0.03% of the average daily value of the Master Portfolio’s net assets.
44
2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

BAL is not entitled to compensation for providing administrative services to the Master Portfolio, for so long as BAL (or an affiliate) is entitled to compensation for providing administrative services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BAL (or an affiliate) receives investment advisory fees from the Master Portfolio.
Expense Waivers and Reimbursements:  With respect to the Master Portfolio, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of MIP, as defined in the 1940 Act ("Independent Trustees"), or by a vote of a majority of the outstanding voting securities of the Master Portfolio. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended December 31, 2025, the amount waived and/or reimbursed was $9,085.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Master Portfolio’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Master Portfolio.  For the year ended December 31, 2025, there were no fees waived by the Manager pursuant to this arrangement.
Securities Lending:  The SEC has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Master Portfolio, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Master Portfolio is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Master Portfolio bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Master Portfolio retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Master Portfolio retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds specified thresholds, the Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85%  of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70%  of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Master Portfolio is shown as securities lending income — affiliated — net in the Statement of Operations. For the year ended December 31, 2025, the Master Portfolio paid BTC $69,622 for securities lending agent services.
Interfund Lending: Prior to March 3, 2025, in accordance with an exemptive order (the “Order”) from the SEC, the Master Portfolio could participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Master Portfolio’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.
During the period ended March 3, 2025, the Master Portfolio did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of MIP are directors and/or officers of BlackRock or its affiliates.
Other Transactions:  The Master Portfolio may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the year ended December 31, 2025, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
Master Portfolio Name	Purchases	Sales	Net Realized Gain (Loss)
Total International ex U.S. Index Master Portfolio	$ 44,645,028	$ 14,926,120	$ 965,074
7.
 PURCHASES AND SALES
For the year ended December 31, 2025, purchases and sales of investments, excluding short-term securities, were $253,306,631 and $404,035,686, respectively.
Master Portfolio Notes to Financial Statements
45

Notes to Financial Statements  (continued)

8.
INCOME TAX INFORMATION
The Master Portfolio is classified as a partnership for U.S. federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no U.S. federal income tax provision is required.  It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.
After March 18, 2025, the Master Portfolio was no longer considered a partnership. The feeder of the Master Portfolio is treated as the owner of the net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. No U.S. federal income tax provision was required.
The Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Master Portfolio as of December 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Master Portfolio’s NAV.
As of December 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Master Portfolio Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Total International ex U.S. Index Master Portfolio	$ 1,307,030,054	$ 1,034,318,997	$ (90,226,766)	$ 944,092,231
9.
BANK BORROWINGS
MIP, on behalf of the Master Portfolio, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Master Portfolio may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Master Portfolio, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.  During the year ended December 31, 2025, the Master Portfolio did not borrow under the credit agreement.
10.
PRINCIPAL RISKS
In the normal course of business, the Master Portfolio invests in securities or other instruments and may enter into certain transactions, and such activities subject the Master Portfolio to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Master Portfolio and its investments. The Master Portfolio’s prospectus provides details of the risks to which the Master Portfolio is subject.
The Manager uses an indexing approach to try to achieve the Master Portfolio’s investment objective. The Master Portfolio is not actively managed, and the Manager generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Master Portfolio may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Master Portfolio may invest in illiquid investments. An illiquid investment is any investment that the Master Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Master Portfolio may  experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Master Portfolio’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Master Portfolio may lose value, regardless of the individual results of the securities and other instruments in which the Master Portfolio invests. The Master Portfolio’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
46
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Notes to Financial Statements  (continued)

The price the Master Portfolio could receive upon the sale of any particular portfolio investment may differ from the Master Portfolio’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Master Portfolio’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Master Portfolio, and the Master Portfolio could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Master Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Master Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Master Portfolio.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Master Portfolio’s portfolio are disclosed in its Schedule of Investments.
The Master Portfolio invests a substantial amount of its assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in those countries may have a significant impact on their investment performance and could affect the income from, or the value or liquidity of, the Master Portfolio’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Master Portfolio’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be  more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.
The Master Portfolio invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Master Portfolio’s investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
The Master Portfolio invests a significant portion of its assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. Certain Asian countries have developed increasingly strained relationships with the U.S. or China; if these relations were to worsen, they could adversely affect Asian issuers that rely on the U.S. or China for trade and the region as a whole. The Asian financial markets have experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Master Portfolio’s investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
Master Portfolio Notes to Financial Statements
47

Notes to Financial Statements  (continued)

11.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
48
2025 BlackRock Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Master Investment Portfolio and Investors of Total International ex U.S. Index Master Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Total International ex U.S. Index Master Portfolio (one of the series constituting Master Investment Portfolio, referred to hereafter as the “Master Portfolio”) as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Master Portfolio as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Master Portfolio’s management. Our responsibility is to express an opinion on the Master Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Master Portfolio in accordance with the relevant ethical requirements relating to our audit, which include standards of the American Institute of Certified Public Accountants (AICPA) Code of Professional Conduct, as well as U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission.
We conducted our audits of these financial statements in accordance with the auditing standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 24, 2026
We have served as the auditor of one or more BlackRock investment companies since 2000.
Master Portfolio Report of Independent Registered Public Accounting Firm
49

Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Compensation to the independent directors/trustees of the Trust and MIP is paid by the Trust and MIP, on behalf of the Fund/Master Portfolio.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Fund/Master Portfolio may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund/Master Portfolio and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
50
2025 BlackRock Annual Financial Statements and Additional Information

Additional Information (continued)

Fund and/or MIP Service Providers
Investment Adviser
BlackRock Fund Advisors
San Francisco, CA 94105
Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, PA 19103
Legal Counsel
Ropes & Gray LLP
New York, NY 10036
Address of the Trust/MIP
400 Howard Street
San Francisco, CA 94105
Additional Information
51

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
ADR	American Depositary Receipt
CD	Certificate of Deposit
GDR	Global Depositary Receipt
JSC	Joint Stock Company
MSCI	Morgan Stanley Capital International
NVDR	Non-Voting Depositary Receipt
PCL	Public Company Limited
PJSC	Public Joint Stock Company
RB	Revenue Bonds
REIT	Real Estate Investment Trust
SCA	Societe en Commandite par Actions
SRF	State Revolving Fund
52
2025 BlackRock Annual Financial Statements and Additional Information

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Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

December 31, 2025
2025 Annual Financial Statements and Additional Information

BlackRock Funds III
• iShares U.S. Aggregate Bond Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Statement of Assets and Liabilities
December 31, 2025

iShares U.S. Aggregate Bond Index Fund
ASSETS
Investments, at value — Master Portfolio	$ 3,761,275,450
Receivables:
Capital shares sold	7,129,121
Withdrawals from the Master Portfolio	674,879
Total assets	3,769,079,450
LIABILITIES
Payables:
Administration fees	47,409
Capital shares redeemed	7,804,000
Income dividend distributions	2,200,068
Professional fees	11,512
Service fees	40,276
Total liabilities	10,103,265
Commitments and contingent liabilities
NET ASSETS	$ 3,758,976,185
NET ASSETS CONSIST OF
Paid-in capital	$ 4,005,509,686
Accumulated loss	(246,533,501)
NET ASSETS	$ 3,758,976,185
Fund Statement of Assets and Liabilities

Statement of Assets and Liabilities  (continued)
December 31, 2025

iShares U.S. Aggregate Bond Index Fund
NET ASSET VALUE
Institutional
Net assets	$ 164,467,053
Shares outstanding	17,929,576
Net asset value	$ 9.17
Shares authorized	Unlimited
Par value	No par value
Investor A
Net assets	$ 179,283,978
Shares outstanding	19,546,217
Net asset value	$ 9.17
Shares authorized	Unlimited
Par value	No par value
Investor P
Net assets	$ 13,049,280
Shares outstanding	1,423,006
Net asset value	$ 9.17
Shares authorized	Unlimited
Par value	No par value
Class K
Net assets	$ 3,402,175,874
Shares outstanding	370,640,024
Net asset value	$ 9.18
Shares authorized	Unlimited
Par value	No par value
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Statement of Operations
Year Ended December 31, 2025

iShares U.S. Aggregate Bond Index Fund
INVESTMENT INCOME
Net investment income allocated from the Master Portfolio:
Dividends — affiliated	$5,575,977
Interest — unaffiliated	121,899,351
Securities lending income — affiliated — net	407,714
Foreign taxes withheld	(1,477)
Expenses	(1,360,970)
Fees waived	141,911
Total investment income	126,662,506
FUND EXPENSES
Administration — class specific	512,028
Service — class specific	465,642
Professional	11,485
Miscellaneous	7,260
Total expenses	996,415
Less fees waived and/or reimbursed by the Administrator	(11,485)
Total expenses after fees waived and/or reimbursed	984,930
Net investment income	125,677,576
REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATED FROM THE MASTER PORTFOLIO
Net realized gain (loss) from:
Investments — unaffiliated	(12,342,064)
Investments — affiliated	14,655
(12,327,409)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	110,345,066
Investments — affiliated	(14,263)
110,330,803
Net realized and unrealized gain	98,003,394
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$223,680,970
See notes to financial statements.
Fund Statement of Operations

Statements of Changes in Net Assets

	iShares U.S. Aggregate Bond Index Fund
	Year Ended 12/31/25	Year Ended 12/31/24

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$125,677,576	$103,223,529
Net realized loss	(12,327,409)	(11,990,706)
Net change in unrealized appreciation (depreciation)	110,330,803	(53,200,032)
Net increase in net assets resulting from operations	223,680,970	38,032,791
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(6,956,201)	(7,990,012)
Investor A	(6,181,678)	(5,078,269)
Investor P	(385,131)	(270,176)
Class K	(110,866,137)	(88,683,782)
Decrease in net assets resulting from distributions to shareholders	(124,389,147)	(102,022,239)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	633,483,745	469,070,970
NET ASSETS
Total increase in net assets	732,775,568	405,081,522
Beginning of year	3,026,200,617	2,621,119,095
End of year	$3,758,976,185	$3,026,200,617

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	iShares U.S. Aggregate Bond Index Fund
	Institutional
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of year	$8.90	$9.10	$8.89	$10.48	$10.89
Net investment income(a)	0.35	0.33	0.28	0.20	0.19
Net realized and unrealized gain (loss)	0.26	(0.21)	0.21	(1.56)	(0.39)
Net increase (decrease) from investment operations	0.61	0.12	0.49	(1.36)	(0.20)
Distributions(b)
From net investment income	(0.34)	(0.32)	(0.28)	(0.23)	(0.21)
From net realized gain	—	—	—	—	(0.00)(c)
Return of capital	—	—	(0.00)(c)	—	(0.00)(c)
Total distributions	(0.34)	(0.32)	(0.28)	(0.23)	(0.21)
Net asset value, end of year	$9.17	$8.90	$9.10	$8.89	$10.48
Total Return(d)
Based on net asset value	6.98%	1.35%	5.66%	(13.09)%	(1.85)%
Ratios to Average Net Assets(e)(f)
Total expenses	0.10%	0.10%	0.10%	0.10%	0.09%
Total expenses after fees waived and/or reimbursed	0.10%	0.10%	0.10%	0.10%	0.09%
Net investment income	3.81%	3.61%	3.16%	2.13%	1.75%
Supplemental Data
Net assets, end of year (000)	$164,467	$198,011	$226,387	$248,151	$419,040
Portfolio turnover rate of the Master Portfolio(g)	93%	105%	78%	161%	175%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions
(e)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Portfolio turnover rate (excluding MDRs)	56%	58%	44%	93%	89%
See notes to financial statements.
Fund Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares U.S. Aggregate Bond Index Fund (continued)
	Investor A
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of year	$8.90	$9.10	$8.89	$10.48	$10.89
Net investment income(a)	0.32	0.30	0.26	0.18	0.16
Net realized and unrealized gain (loss)	0.27	(0.20)	0.21	(1.57)	(0.39)
Net increase (decrease) from investment operations	0.59	0.10	0.47	(1.39)	(0.23)
Distributions(b)
From net investment income	(0.32)	(0.30)	(0.26)	(0.20)	(0.18)
From net realized gain	—	—	—	—	(0.00)(c)
Return of capital	—	—	(0.00)(c)	—	(0.00)(c)
Total distributions	(0.32)	(0.30)	(0.26)	(0.20)	(0.18)
Net asset value, end of year	$9.17	$8.90	$9.10	$8.89	$10.48
Total Return(d)
Based on net asset value	6.71%	1.10%	5.39%	(13.31)%	(2.09)%
Ratios to Average Net Assets(e)(f)
Total expenses	0.35%	0.35%	0.35%	0.35%	0.34%
Total expenses after fees waived and/or reimbursed	0.35%	0.35%	0.35%	0.35%	0.34%
Net investment income	3.57%	3.36%	2.93%	1.90%	1.46%
Supplemental Data
Net assets, end of year (000)	$179,284	$159,165	$131,280	$96,331	$144,418
Portfolio turnover rate of the Master Portfolio(g)	93%	105%	78%	161%	175%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions
(e)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Portfolio turnover rate (excluding MDRs)	56%	58%	44%	93%	89%
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares U.S. Aggregate Bond Index Fund (continued)
	Investor P
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of year	$8.89	$9.09	$8.89	$10.48	$10.89
Net investment income(a)	0.32	0.30	0.26	0.18	0.16
Net realized and unrealized gain (loss)	0.28	(0.20)	0.20	(1.57)	(0.39)
Net increase (decrease) from investment operations	0.60	0.10	0.46	(1.39)	(0.23)
Distributions(b)
From net investment income	(0.32)	(0.30)	(0.26)	(0.20)	(0.18)
From net realized gain	—	—	—	—	(0.00)(c)
Return of capital	—	—	(0.00)(c)	—	(0.00)(c)
Total distributions	(0.32)	(0.30)	(0.26)	(0.20)	(0.18)
Net asset value, end of year	$9.17	$8.89	$9.09	$8.89	$10.48
Total Return(d)
Based on net asset value	6.83%	1.10%	5.28%	(13.31)%	(2.09)%
Ratios to Average Net Assets(e)(f)
Total expenses	0.35%	0.35%	0.35%	0.35%	0.34%
Total expenses after fees waived and/or reimbursed	0.35%	0.35%	0.35%	0.35%	0.34%
Net investment income	3.56%	3.36%	2.93%	1.91%	1.50%
Supplemental Data
Net assets, end of year (000)	$13,049	$8,893	$7,986	$7,148	$8,461
Portfolio turnover rate of the Master Portfolio(g)	93%	105%	78%	161%	175%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Portfolio turnover rate (excluding MDRs)	56%	58%	44%	93%	89%
See notes to financial statements.
Fund Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares U.S. Aggregate Bond Index Fund (continued)
	Class K
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of year	$8.90	$9.10	$8.90	$10.49	$10.90
Net investment income(a)	0.35	0.33	0.29	0.21	0.19
Net realized and unrealized gain (loss)	0.28	(0.20)	0.20	(1.57)	(0.39)
Net increase (decrease) from investment operations	0.63	0.13	0.49	(1.36)	(0.20)
Distributions(b)
From net investment income	(0.35)	(0.33)	(0.29)	(0.23)	(0.21)
From net realized gain	—	—	—	—	(0.00)(c)
Return of capital	—	—	(0.00)(c)	—	(0.00)(c)
Total distributions	(0.35)	(0.33)	(0.29)	(0.23)	(0.21)
Net asset value, end of year	$9.18	$8.90	$9.10	$8.90	$10.49
Total Return(d)
Based on net asset value	7.15%	1.40%	5.59%	(13.03)%	(1.80)%
Ratios to Average Net Assets(e)(f)
Total expenses	0.05%	0.05%	0.05%	0.05%	0.04%
Total expenses after fees waived and/or reimbursed	0.05%	0.05%	0.05%	0.05%	0.04%
Net investment income	3.87%	3.66%	3.22%	2.23%	1.80%
Supplemental Data
Net assets, end of year (000)	$3,402,176	$2,660,131	$2,255,466	$1,875,627	$2,014,141
Portfolio turnover rate of the Master Portfolio(g)	93%	105%	78%	161%	175%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions
(e)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Portfolio turnover rate (excluding MDRs)	56%	58%	44%	93%	89%
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements

1.
ORGANIZATION
BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Trust is organized as a Delaware statutory trust.  iShares U.S. Aggregate Bond Index Fund (the “Fund”) is a series of the Trust.  The Fund is classified as a diversified fund under the 1940 Act.
The Fund seeks to achieve its investment objective by investing all of its assets in U.S. Total Bond Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”) and an affiliate of the Trust, which has the same investment objective and strategies as the Fund. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s proportionate interest in the net assets of the Master Portfolio. The performance of the Fund is directly affected by the performance of the Master Portfolio. At December 31, 2025, the percentage of the Master Portfolio owned by the Fund was 100.0%. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
The Fund offers multiple classes of shares.  All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares.  Institutional and Class K Shares are sold only to certain eligible investors.  Investor A and Investor P Shares bear certain expenses related to shareholder servicing of such shares. Investor A Shares are generally available through financial intermediaries.  Investor P Shares are only available through registered representatives of an insurance company’s broker-dealer that has entered into an agreement with the Fund’s distributor to offer such shares.  Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.
Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional, Investor A and Class K Shares	No	No	None
Investor P Shares	Yes	No(a)	None

(a)	Investor P Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
The Board of Trustees of the Trust and Board of Trustees of MIP are referred to throughout this report as the “Board” and the members are referred to as “Trustees.”
The Fund, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, contributions to and withdrawals from the Master Portfolio are accounted for on a trade date basis.  The Fund records its proportionate share of the Master Portfolio’s income, expenses and realized and unrealized gains and losses on a daily basis.  In addition, the Fund accrues its own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Distributions:  Distributions from net investment income are declared daily and paid monthly.  Distributions of capital gains are recorded on the ex-dividend dates and made at least annually.  The portion of distributions, if any, that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other:  Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by BlackRock Advisors, LLC (“BAL” or the “Administrator”), are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
Recent Accounting Standard: The Fund adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The Fund’s adoption of the new standard did not have a material impact on financial statement disclosures and did not affect the Fund’s financial position or results of operations.
Fund Notes to Financial Statements

Notes to Financial Statements  (continued)

3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s policy is to value its financial instruments at fair value. The Fund records its investment in the Master Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolio is discussed in Note 3 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.
4.
ADMINISTRATION AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with BAL, to provide general administrative services (other than investment advice and related portfolio activities). BAL has agreed to bear all of the Fund’s ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Fund. BAL may delegate certain of its administration duties to sub-administrators. BAL is entitled to receive for these administrative services an annual fee based on the average daily net assets of the Fund as follows:
	Institutional	Investor A	Investor P	Class K
Administration fees - class specific	0.06%	0.06%	0.06%	0.01%
For the year ended December 31, 2025, the following table shows the class specific administration fees borne directly by each share class of the Fund:
	Institutional	Investor A	Investor P	Class K	Total
Administration fees — class specific	$ 110,658	$ 105,200	$ 6,554	$ 289,616	$ 512,028
From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Fund and, accordingly, have a favorable impact on its performance.  For the year ended December 31, 2025, BAL did not waive any amount.
Service Fees:  The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Administrator. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
Share Class	Service Fees
Investor A	0.25%
Investor P	0.25
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing to the Fund. The ongoing service fee BRIL and each broker-dealer for providing shareholder servicing related services to shareholders.
For the year ended December 31, 2025, the following table shows the class specific service fees borne directly by each share class of the Fund:
Fund Name	Investor A	Investor P	Total
iShares U.S. Aggregate Bond Index Fund	$ 438,332	$ 27,310	$ 465,642
Other Fees:  For the year ended December 31, 2025, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor P Shares for a total of $3,500.
Expense Limitations, Waivers and Reimbursements:  The fees and expenses of the Trust’s trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Trust’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Fund. Each of BAL and BFA, as applicable, has contractually agreed to reimburse the Fund or provide an offsetting credit against the administration fees paid by the Fund in an amount equal to these independent expenses through June 30, 2026. The amount waived is included in fees waived and/or reimbursed by the Administrator in the Statement of Operations. For the year ended December 31, 2025, the amount waived was $11,485.
Interfund Lending: Prior to March 3, 2025, in accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund could participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.
During the period ended March 3, 2025, the Fund did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock, Inc. (“BlackRock”) or its affiliates.
5.
INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s net asset value (“NAV”).
The tax character of distributions paid was as follows:
Fund Name	Year Ended 12/31/25	Year Ended 12/31/24
iShares U.S. Aggregate Bond Index Fund
Ordinary income	$ 124,389,147	$ 102,022,239
As of December 31, 2025, the tax components of accumulated earnings (loss) were as follows:
Fund Name	Undistributed Ordinary Income	Non-Expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
iShares U.S. Aggregate Bond Index Fund	$ 692,223	$ (75,887,199)	$ (171,338,525)	$ (246,533,501)

(a)	Amounts available to offset future realized capital gains.
(b)
The difference between The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the dividends payable, tax deferral of losses on wash sales, amortization methods of premiums and discounts on fixed income securities.

6.
 CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
	Year Ended 12/31/25		Year Ended 12/31/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
iShares U.S. Aggregate Bond Index Fund
Institutional
Shares sold	8,465,217	$ 76,620,146	12,813,734	$ 115,116,643
Shares issued in reinvestment of distributions	763,140	6,935,261	888,811	7,985,914
Shares redeemed	(13,556,800)	(122,995,772)	(16,334,442)	(146,471,456)
	(4,328,443)	$ (39,440,365)	(2,631,897)	$ (23,368,899)
Investor A
Shares sold	9,119,891	$ 82,645,042	8,151,914	$ 73,085,978
Shares issued in reinvestment of distributions	678,819	6,172,874	563,918	5,067,279
Shares redeemed	(8,145,009)	(74,066,282)	(5,256,863)	(47,414,647)
	1,653,701	$ 14,751,634	3,458,969	$ 30,738,610
Investor P
Shares sold	587,186	$ 5,317,596	267,117	$ 2,399,774
Shares issued in reinvestment of distributions	41,508	377,618	29,369	263,715
Shares redeemed	(205,634)	(1,865,014)	(174,738)	(1,570,938)
	423,060	$ 3,830,200	121,748	$ 1,092,551
Class K
Shares sold	162,510,604	$ 1,478,016,654	111,736,871	$ 1,005,634,946
Shares issued in reinvestment of distributions	12,003,918	109,269,229	9,818,942	88,271,934
Shares redeemed	(102,695,403)	(932,943,607)	(70,536,391)	(633,298,172)
	71,819,119	$ 654,342,276	51,019,422	$ 460,608,708
	69,567,437	$ 633,483,745	51,968,242	$ 469,070,970
As of December 31, 2025, BlackRock Financial Management, Inc., an affiliate of the Fund, owned 20,346 Investor P Shares of the Fund.
7.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Fund Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of BlackRock Funds III and Shareholders of iShares U.S. Aggregate Bond Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of iShares U.S. Aggregate Bond Index Fund (one of the series constituting BlackRock Funds III, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of the security owned as of December 31, 2025 by correspondence with the accounting agent. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 24, 2026
We have served as the auditor of one or more BlackRock investment companies since 2000.

2025 BlackRock Annual Financial Statements and Additional Information

Important Tax Information (unaudited)

The Fund hereby designates the following amount, or maximum amount allowable by law, of distributions from direct federal obligation interest for the fiscal year ended December 31, 2025:
Fund Name	Federal Obligation Interest
iShares U.S. Aggregate Bond Index Fund	$ 52,840,803
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The Fund hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended December 31, 2025:
Fund Name	Interest Dividends
iShares U.S. Aggregate Bond Index Fund	$ 123,800,572
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended December 31, 2025:
Fund Name	Interest- Related Dividends
iShares U.S. Aggregate Bond Index Fund	$ 123,830,225
Important Tax Information

Schedule of Investments
December 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
American Express Credit Account Master Trust
Series 2024-2, Class A, 5.24%, 04/15/31	$1,000	$ 1,042,185
Series 2024-3, Class A, 4.65%, 07/15/29	500	506,844
Series 2025-3, Class A, 4.51%, 04/15/32	100	102,166
Series 2025-4, Class A, 4.30%, 07/15/30	250	253,243
Capital One Multi-Asset Execution Trust, Series 2025-A1, Class A, 3.82%, 09/15/30	500	500,286
Capital One Prime Auto Receivables Trust, Series 2024-1, Class A3, 4.62%, 07/16/29	500	504,778
CarMax Auto Owner Trust
Series 2023-4, Class A3, 6.00%, 07/17/28	1,475	1,493,912
Series 2025-3, Class A4, 4.47%, 01/15/31	400	404,873
Chase Issuance Trust, Series 2025-A1, Class A, 4.16%, 07/15/30	500	504,860
Citibank Credit Card Issuance Trust, Series 2007- A3, Class A3, 6.15%, 06/15/39	100	110,123
Exeter Automobile Receivables Trust
Series 2024-1A, Class B, 5.29%, 08/15/28	411	412,251
Series 2025-5A, Class C, 4.68%, 03/15/32	200	200,608
First National Master Note Trust, Series 2025-1, Class A, 4.85%, 02/15/30	500	510,028
Ford Credit Auto Owner Trust, Series 2025-C, Class A3, 3.90%, 06/15/30	1,000	1,002,660
GM Financial Consumer Automobile Receivables Trust, Series 2024-3, Class A4, 5.09%, 11/16/29	510	520,181
Hyundai Auto Receivables Trust, Series 2025-C, Class A3, 3.88%, 04/15/30	250	250,523
Mercedes-Benz Auto Receivables Trust, Series 2025-1, Class A3, 4.78%, 12/17/29	500	507,236
Santander Drive Auto Receivables Trust
Series 2023-2, Class C, 5.47%, 12/16/30	800	812,509
Series 2024-1, Class B, 5.23%, 12/15/28	210	210,933
Synchrony Card Funding LLC, Series 2025-A2, Class A, 4.49%, 05/15/31	300	304,367
Toyota Auto Receivables Owner Trust
Series 2023-A, Class A4, 4.42%, 08/15/28	250	251,416
Series 2025-C, Class A3, 4.11%, 03/15/30	660	664,576
Series 2025-C, Class A4, 4.19%, 01/15/31	750	756,050
WF Card Issuance Trust, Series 2024-A1, Class A, 4.94%, 02/15/29	1,000	1,013,239
World Omni Auto Receivables Trust, Series 2025-B, Class A3, 4.34%, 09/16/30	500	504,397
Total Asset-Backed Securities — 0.3% (Cost: $13,261,152)		13,344,244
Corporate Bonds
Advertising Agencies — 0.0%
Omnicom Group, Inc.
4.75%, 03/30/30(a)	171	172,934
2.45%, 04/30/30	121	111,860
2.40%, 03/01/31(a)	50	44,888
2.60%, 08/01/31	68	61,692
5.30%, 11/01/34(b)	50	51,055
3.38%, 03/01/41(a)	71	53,753
5.40%, 10/01/48(a)(b)	50	46,297
		542,479
Aerospace & Defense — 0.5%
Boeing Co.
2.70%, 02/01/27	130	128,105
2.80%, 03/01/27	171	168,397
Security	Par (000)	Value
Aerospace & Defense (continued)
Boeing Co. (continued)
5.04%, 05/01/27	$341	$ 344,491
6.26%, 05/01/27	125	128,252
3.25%, 02/01/28	150	147,427
3.25%, 03/01/28	300	294,442
3.45%, 11/01/28	50	48,959
3.20%, 03/01/29(b)	191	185,169
6.30%, 05/01/29	195	206,982
2.95%, 02/01/30	100	94,742
5.15%, 05/01/30	800	822,008
3.63%, 02/01/31	200	192,118
6.39%, 05/01/31	240	260,446
6.13%, 02/15/33	74	79,675
3.60%, 05/01/34(b)	200	181,709
6.53%, 05/01/34	140	154,890
3.25%, 02/01/35	275	240,786
3.55%, 03/01/38	50	42,087
3.50%, 03/01/39	50	40,792
5.88%, 02/15/40	50	51,458
5.71%, 05/01/40	341	348,085
3.38%, 06/15/46	87	61,529
3.65%, 03/01/47	50	36,398
3.63%, 03/01/48	50	35,700
3.85%, 11/01/48(b)	71	52,365
3.90%, 05/01/49	130	96,828
3.75%, 02/01/50	143	103,998
5.81%, 05/01/50	650	639,336
6.86%, 05/01/54	245	275,169
3.83%, 03/01/59	40	27,767
3.95%, 08/01/59	100	70,768
5.93%, 05/01/60	427	418,697
7.01%, 05/01/64	130	147,713
Embraer Netherlands Finance BV
5.98%, 02/11/35	70	74,123
5.40%, 01/09/38	125	123,187
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	300	292,752
General Dynamics Corp.
3.50%, 04/01/27	75	74,832
2.63%, 11/15/27	25	24,563
3.75%, 05/15/28(b)	87	87,143
3.63%, 04/01/30	150	147,220
2.25%, 06/01/31(b)	61	55,484
4.95%, 08/15/35	200	203,992
4.25%, 04/01/40	171	156,712
2.85%, 06/01/41	83	62,568
3.60%, 11/15/42	50	40,536
4.25%, 04/01/50	87	73,383
General Electric Co.
4.30%, 07/29/30	110	110,935
6.75%, 03/15/32	200	226,545
4.90%, 01/29/36(b)	100	101,527
5.88%, 01/14/38	100	108,353
4.50%, 03/11/44	100	89,965
HEICO Corp., 5.25%, 08/01/28	25	25,699
Howmet Aerospace, Inc.
3.00%, 01/15/29	100	96,998
4.85%, 10/15/31	25	25,652
4.55%, 11/15/32	50	50,223
5.95%, 02/01/37(b)	100	108,114
Huntington Ingalls Industries, Inc.
3.48%, 12/01/27	25	24,711

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Aerospace & Defense (continued)
Huntington Ingalls Industries, Inc. (continued)
2.04%, 08/16/28	$271	$ 256,662
5.35%, 01/15/30	50	51,676
4.20%, 05/01/30	75	74,286
5.75%, 01/15/35(b)	50	52,871
L3Harris Technologies, Inc.
5.40%, 01/15/27	200	202,892
4.40%, 06/15/28	458	461,516
5.05%, 06/01/29	50	51,354
2.90%, 12/15/29	121	114,939
1.80%, 01/15/31	158	139,444
5.25%, 06/01/31	45	46,819
5.40%, 07/31/33	205	213,517
5.35%, 06/01/34	135	139,748
5.05%, 04/27/45	50	47,866
5.60%, 07/31/53	100	99,201
5.50%, 08/15/54	70	68,389
Lockheed Martin Corp.
5.10%, 11/15/27	35	35,839
4.45%, 05/15/28	75	75,917
4.15%, 08/15/28	50	50,318
4.50%, 02/15/29	45	45,702
1.85%, 06/15/30	300	271,934
4.40%, 08/15/30	70	70,673
4.70%, 12/15/31(b)	30	30,746
3.90%, 06/15/32(b)	83	81,308
5.25%, 01/15/33	50	52,553
4.75%, 02/15/34(b)	100	101,390
4.80%, 08/15/34	50	50,520
3.60%, 03/01/35(b)	65	59,987
5.00%, 08/15/35	75	76,389
4.50%, 05/15/36(b)	141	138,206
4.07%, 12/15/42	189	161,461
3.80%, 03/01/45	125	100,246
4.70%, 05/15/46	130	117,882
2.80%, 06/15/50	100	63,298
4.09%, 09/15/52	187	148,204
4.15%, 06/15/53	140	111,888
5.70%, 11/15/54(b)	110	110,976
5.20%, 02/15/55(b)	140	131,831
4.30%, 06/15/62	140	110,467
5.90%, 11/15/63(b)	40	41,328
5.20%, 02/15/64	100	92,636
Northrop Grumman Corp.
3.25%, 01/15/28	341	336,625
4.60%, 02/01/29	50	50,761
4.40%, 05/01/30	171	172,445
4.65%, 07/15/30	75	76,333
4.70%, 03/15/33(b)	100	100,973
4.90%, 06/01/34	125	126,742
5.25%, 07/15/35	40	41,410
5.15%, 05/01/40	50	49,681
4.75%, 06/01/43	151	139,119
3.85%, 04/15/45	50	39,981
4.03%, 10/15/47(b)	257	206,434
5.25%, 05/01/50	150	141,555
4.95%, 03/15/53	125	112,650
5.20%, 06/01/54(b)	125	116,853
RTX Corp.
3.50%, 03/15/27	171	170,173
3.13%, 05/04/27	171	169,174
4.13%, 11/16/28	411	412,367
Security	Par (000)	Value
Aerospace & Defense (continued)
RTX Corp. (continued)
5.75%, 01/15/29	$85	$ 88,904
2.25%, 07/01/30(b)	246	226,493
6.00%, 03/15/31	120	129,258
1.90%, 09/01/31	171	150,110
2.38%, 03/15/32	200	178,208
5.15%, 02/27/33	175	180,740
6.10%, 03/15/34	120	131,291
5.40%, 05/01/35	50	52,540
4.45%, 11/16/38	137	128,620
4.88%, 10/15/40	87	84,001
4.70%, 12/15/41	74	69,049
4.50%, 06/01/42	400	361,585
4.80%, 12/15/43	100	91,713
4.15%, 05/15/45	87	72,611
3.75%, 11/01/46	130	100,737
4.35%, 04/15/47	171	144,909
4.05%, 05/04/47	87	70,232
4.63%, 11/16/48	214	186,423
3.13%, 07/01/50	127	85,472
2.82%, 09/01/51	87	54,258
3.03%, 03/15/52(b)	100	65,216
5.38%, 02/27/53	245	235,450
6.40%, 03/15/54	155	170,572
		18,387,052
Automobile Components — 0.0%
Aptiv Swiss Holdings Ltd.
4.65%, 09/13/29(b)	200	203,740
3.25%, 03/01/32(b)	102	95,312
5.15%, 09/13/34(b)	200	201,821
4.40%, 10/01/46	87	70,533
3.10%, 12/01/51	171	109,834
4.15%, 05/01/52	137	105,353
BorgWarner, Inc.
2.65%, 07/01/27(b)	156	152,851
4.95%, 08/15/29	50	51,159
5.40%, 08/15/34(b)	50	51,559
4.38%, 03/15/45	75	62,738
Lear Corp.
3.80%, 09/15/27	25	24,858
3.50%, 05/30/30	75	71,950
2.60%, 01/15/32	71	63,085
5.25%, 05/15/49(b)	87	78,519
3.55%, 01/15/52	74	50,172
Magna International, Inc.
5.05%, 03/14/29(b)	225	231,157
2.45%, 06/15/30	60	55,730
5.50%, 03/21/33	20	20,945
		1,701,316
Automobiles — 0.5%
American Honda Finance Corp.
2.35%, 01/08/27	87	85,681
4.90%, 03/12/27	50	50,525
4.55%, 07/09/27	25	25,233
4.90%, 07/09/27	250	253,378
4.45%, 10/22/27	50	50,428
4.70%, 01/12/28	220	222,984
4.55%, 03/03/28	50	50,523
2.00%, 03/24/28	93	89,136
5.13%, 07/07/28	300	307,825
4.25%, 09/01/28	75	75,454
5.65%, 11/15/28	50	52,156
Master Portfolio Schedule of Investments

Schedule of Investments (continued)
December 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Automobiles (continued)
American Honda Finance Corp. (continued)
2.25%, 01/12/29	$87	$ 82,384
4.90%, 03/13/29	50	51,090
4.40%, 09/05/29(b)	150	151,515
4.80%, 03/05/30	50	51,087
4.60%, 04/17/30	60	60,669
4.50%, 09/04/30	75	75,278
5.85%, 10/04/30	50	53,081
1.80%, 01/13/31	50	44,125
5.05%, 07/10/31	100	102,694
4.85%, 10/23/31	50	50,923
5.15%, 07/09/32	75	77,067
4.90%, 01/10/34	85	85,392
5.20%, 03/05/35(b)	50	50,674
AutoNation, Inc.
3.80%, 11/15/27	35	34,731
1.95%, 08/01/28	74	69,802
4.45%, 01/15/29	70	70,193
4.75%, 06/01/30	75	75,710
2.40%, 08/01/31	78	68,947
3.85%, 03/01/32	80	75,200
AutoZone, Inc., 1.65%, 01/15/31	100	87,618
Cummins, Inc.
4.25%, 05/09/28	25	25,195
4.90%, 02/20/29	50	51,318
1.50%, 09/01/30	100	89,280
4.70%, 02/15/31	50	51,050
5.30%, 05/09/35	50	51,848
4.88%, 10/01/43	300	287,589
2.60%, 09/01/50	87	52,571
5.45%, 02/20/54	100	98,528
Ford Motor Co.
9.63%, 04/22/30(b)	50	57,879
7.45%, 07/16/31	100	110,550
3.25%, 02/12/32	300	264,350
6.10%, 08/19/32(b)	200	206,073
4.75%, 01/15/43	200	158,386
7.40%, 11/01/46	50	53,858
5.29%, 12/08/46	200	166,349
Ford Motor Credit Co. LLC
5.80%, 03/05/27	200	202,491
5.85%, 05/17/27	200	203,038
4.95%, 05/28/27	200	200,726
4.13%, 08/17/27	200	198,338
7.35%, 11/04/27	400	417,471
5.92%, 03/20/28	200	204,639
6.80%, 05/12/28	200	208,695
6.80%, 11/07/28	200	209,824
5.80%, 03/08/29	200	204,349
5.11%, 05/03/29	200	200,309
5.30%, 09/06/29	200	201,377
5.88%, 11/07/29	200	205,303
7.35%, 03/06/30	200	214,645
4.00%, 11/13/30	200	188,739
3.63%, 06/17/31	200	183,271
6.05%, 11/05/31	200	204,864
7.12%, 11/07/33	200	214,813
6.13%, 03/08/34(b)	200	203,252
6.50%, 02/07/35	200	207,192
5.87%, 10/31/35(b)	200	197,516
General Motors Co.
4.20%, 10/01/27	171	171,231
6.80%, 10/01/27	104	108,233
Security	Par (000)	Value
Automobiles (continued)
General Motors Co. (continued)
5.40%, 10/15/29	$65	$ 67,322
5.63%, 04/15/30	50	52,096
5.60%, 10/15/32(b)	100	104,590
5.00%, 04/01/35(b)	130	127,013
6.25%, 04/15/35(b)	120	127,247
6.60%, 04/01/36	187	203,515
5.15%, 04/01/38	287	276,172
6.25%, 10/02/43	200	202,805
5.20%, 04/01/45	171	153,587
6.75%, 04/01/46	83	88,909
5.40%, 04/01/48(b)	75	68,109
5.95%, 04/01/49	112	108,697
General Motors Financial Co., Inc.
4.35%, 01/17/27	87	87,180
2.35%, 02/26/27	171	167,562
5.00%, 04/09/27	200	202,145
5.40%, 05/08/27	250	254,094
5.00%, 07/15/27	50	50,647
5.35%, 07/15/27	60	61,041
2.70%, 08/20/27	171	167,146
3.85%, 01/05/28(b)	150	149,358
6.00%, 01/09/28	50	51,661
5.05%, 04/04/28	100	101,843
2.40%, 04/10/28	89	85,667
5.80%, 06/23/28	55	56,993
2.40%, 10/15/28	168	160,194
4.20%, 10/27/28(b)	75	75,107
5.80%, 01/07/29(b)	75	78,195
5.65%, 01/17/29(b)	87	90,111
4.30%, 04/06/29	300	299,391
5.55%, 07/15/29	145	150,316
4.90%, 10/06/29	150	152,377
5.35%, 01/07/30(b)	50	51,629
5.85%, 04/06/30(b)	45	47,273
3.60%, 06/21/30	90	86,694
5.45%, 07/15/30(b)	50	51,922
2.35%, 01/08/31	110	98,834
2.70%, 06/10/31	122	110,472
5.60%, 06/18/31	30	31,264
3.10%, 01/12/32	175	159,511
5.63%, 04/04/32	40	41,649
6.40%, 01/09/33	75	80,972
6.10%, 01/07/34	175	185,506
5.95%, 04/04/34	100	104,658
5.45%, 09/06/34	200	202,878
5.90%, 01/07/35(b)	150	156,164
6.15%, 07/15/35(b)	50	52,689
Honda Motor Co. Ltd.
4.44%, 07/08/28	100	100,963
4.69%, 07/08/30	175	177,184
2.97%, 03/10/32	133	121,549
5.34%, 07/08/35	95	97,069
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	104	123,185
PACCAR Financial Corp.
2.00%, 02/04/27	75	73,598
5.00%, 05/13/27	50	50,832
4.25%, 06/23/27	50	50,399
4.45%, 08/06/27	75	75,866
4.60%, 01/10/28(b)	100	101,794
4.55%, 03/03/28	50	50,820
4.00%, 08/08/28	25	25,153

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Automobiles (continued)
PACCAR Financial Corp. (continued)
4.60%, 01/31/29	$50	$ 50,918
4.00%, 09/26/29	25	25,033
4.55%, 05/08/30	50	50,923
5.00%, 03/22/34	25	25,846
Series R, 4.00%, 11/07/28	25	25,117
Toyota Motor Corp.
4.19%, 06/30/27	50	50,304
5.12%, 07/13/28(b)	250	257,561
2.76%, 07/02/29	65	62,404
4.45%, 06/30/30(b)	25	25,306
2.36%, 03/25/31(b)	87	79,785
5.12%, 07/13/33	45	46,758
5.05%, 06/30/35(b)	25	25,724
Toyota Motor Credit Corp.
4.60%, 01/08/27(b)	50	50,461
1.90%, 01/13/27	171	167,799
3.05%, 03/22/27	171	169,522
4.50%, 05/14/27	100	100,961
1.15%, 08/13/27	200	191,982
4.55%, 09/20/27	125	126,548
4.35%, 10/08/27	75	75,726
5.45%, 11/10/27	25	25,747
4.63%, 01/12/28	40	40,622
1.90%, 04/06/28	189	181,208
5.25%, 09/11/28	225	232,897
4.65%, 01/05/29	50	50,909
3.65%, 01/08/29	171	169,365
5.05%, 05/16/29	50	51,575
4.45%, 06/29/29	100	101,287
4.55%, 08/09/29	300	304,872
4.95%, 01/09/30	50	51,483
2.15%, 02/13/30	87	80,696
3.38%, 04/01/30	300	291,790
4.80%, 05/15/30	95	97,476
4.55%, 05/17/30	80	81,364
5.10%, 03/21/31	250	259,670
1.90%, 09/12/31	121	106,159
4.60%, 10/10/31	75	76,126
4.65%, 09/03/32	80	80,745
4.70%, 01/12/33	45	45,570
4.80%, 01/05/34	100	101,950
5.35%, 01/09/35	50	52,396
Series B, 5.00%, 03/19/27	150	152,157
		19,733,002
Banks — 2.3%
African Development Bank
4.63%, 01/04/27	1,000	1,009,375
4.38%, 03/14/28	600	609,787
Asian Development Bank
3.75%, 04/25/28(b)	1,000	1,003,784
4.50%, 08/25/28	300	306,927
4.00%, 01/12/33	400	399,327
3.88%, 06/14/33	200	197,686
4.13%, 01/12/34	500	500,320
Australia & New Zealand Banking Group Ltd.
4.36%, 06/18/28(b)	250	253,264
4.62%, 12/16/29	250	255,314
Banco Bilbao Vizcaya Argentaria SA, (1-year CMT + 3.30%), 7.88%, 11/15/34(c)	200	232,591
Security	Par (000)	Value
Banks (continued)
Banco Santander SA
4.55%, 11/06/30	$200	$ 200,212
5.13%, 11/06/35	200	199,930
(1-year CMT + 2.00%), 4.18%, 03/24/28(c)	200	200,070
Bank of America Corp., Series L, 4.75%, 04/21/45(b)	50	45,031
Bank of America N.A., Series BKNT, 6.00%, 10/15/36	250	271,260
Bank of Montreal
2.65%, 03/08/27	133	131,076
5.37%, 06/04/27	75	76,558
5.20%, 02/01/28	150	153,799
5.72%, 09/25/28	100	104,260
5.51%, 06/04/31	75	78,912
(1-day SOFR + 1.25%), 4.64%, 09/10/30(c)	50	50,633
(1-day SOFR Index + 0.67%), 5.00%, 01/27/29(c)	65	66,232
(1-day SOFR Index + 0.75%), 4.06%, 09/22/28(c)	100	100,067
(1-day SOFR Index + 1.08%), 4.35%, 09/22/31(c)	100	99,873
(5-year CMT + 1.40%), 3.09%, 01/10/37(c)	241	216,890
(5-year USD Swap + 1.43%), 3.80%, 12/15/32(c)	87	85,967
Series H, 4.70%, 09/14/27(b)	200	202,598
Bank of New York Mellon, (1-day SOFR + 1.14%), 4.73%, 04/20/29(c)	250	254,117
Barclays PLC, (5-year CMT + 2.90%), 3.56%, 09/23/35(c)	200	188,721
Canadian Imperial Bank of Commerce
3.45%, 04/07/27(b)	150	149,237
5.24%, 06/28/27	75	76,421
5.00%, 04/28/28	110	112,475
5.99%, 10/03/28	50	52,511
5.26%, 04/08/29	75	77,666
3.60%, 04/07/32	150	142,908
6.09%, 10/03/33	250	271,642
(1-day SOFR + 0.72%), 4.86%, 01/13/28(b)(c)	75	75,586
(1-day SOFR + 1.03%), 4.86%, 03/30/29(c)	225	228,720
(1-day SOFR + 1.11%), 5.25%, 01/13/31(b)(c)	50	51,561
(1-day SOFR + 1.34%), 4.63%, 09/11/30(c)	50	50,684
(1-day SOFR Index + 0.60%), 4.24%, 09/08/28(b)(c)	50	50,191
(1-day SOFR Index + 1.17%), 4.58%, 09/08/31(b)(c)	100	100,762
Capital One NA, Series BKNT, 4.65%, 09/13/28	250	253,688
Citibank N.A.
5.80%, 09/29/28(b)	250	262,168
4.84%, 08/06/29	250	255,815
Series BKNT, 5.57%, 04/30/34	250	264,427
Citibank NA
Class BN, 4.58%, 05/29/27	250	252,550
Class BN, 4.91%, 05/29/30	250	257,177
Citizens Bank NA, (1-day SOFR + 2.00%), 4.58%, 08/09/28(c)	250	251,866
Citizens Financial Group, Inc.
2.50%, 02/06/30	61	56,733
3.25%, 04/30/30	100	95,447
2.64%, 09/30/32	150	129,558
(1-day SOFR + 1.26%), 5.25%, 03/05/31(b)(c)	75	77,066
(1-day SOFR + 1.91%), 5.72%, 07/23/32(c)	75	78,631
(1-day SOFR + 2.01%), 5.84%, 01/23/30(c)	200	208,601
(5-year CMT + 2.75%), 5.64%, 05/21/37(c)	61	61,918
Comerica, Inc.
4.00%, 02/01/29(b)	171	169,245
(1-day SOFR + 2.16%), 5.98%, 01/30/30(c)	100	104,322
Master Portfolio Schedule of Investments

Schedule of Investments (continued)
December 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Commonwealth Bank of Australia, 4.15%, 10/01/30	$250	$ 250,459
Cooperatieve Rabobank UA
3.96%, 10/17/28	250	251,048
4.49%, 10/17/29(b)	250	254,400
5.75%, 12/01/43	250	251,922
Series BKNT, 5.25%, 05/24/41	176	176,705
Corp. Andina de Fomento, 5.00%, 01/24/29	300	309,093
Deutsche Bank AG(c)
(1-day SOFR + 1.10%), 4.47%, 12/10/31	150	149,489
(1-day SOFR + 1.59%), 5.71%, 02/08/28	150	152,354
European Bank for Reconstruction & Development, 4.38%, 03/09/28	400	406,414
European Investment Bank
3.88%, 03/15/28	1,000	1,006,468
4.50%, 10/16/28	150	153,612
4.00%, 02/15/29	600	606,747
3.63%, 07/15/30	1,000	994,398
3.75%, 02/14/33	1,000	983,392
Fifth Third Bancorp
2.55%, 05/05/27	146	143,241
3.95%, 03/14/28	200	199,633
8.25%, 03/01/38	75	92,092
(1-day SOFR + 1.36%), 4.06%, 04/25/28(c)	111	110,896
(1-day SOFR + 1.49%), 4.90%, 09/06/30(c)	100	101,613
(1-day SOFR + 1.66%), 4.34%, 04/25/33(c)	61	59,631
(1-day SOFR + 1.84%), 5.63%, 01/29/32(c)	200	209,917
(1-day SOFR Index + 2.13%), 4.77%, 07/28/30(c)	150	151,797
(1-day SOFR Index + 2.19%), 6.36%, 10/27/28(c)	100	104,033
Fifth Third Bank N.A., (1-day SOFR + 0.81%), 4.97%, 01/28/28(c)	250	252,353
First Citizens BancShares, Inc.(c)
(1-day SOFR + 1.41%), 5.23%, 03/12/31	50	50,760
(5-year CMT + 1.85%), 5.60%, 09/05/35	70	69,878
(5-year CMT + 1.97%), 6.25%, 03/12/40	25	25,497
First-Citizens Bank & Trust Co., 6.13%, 03/09/28	75	77,733
FNB Corp., (1-day SOFR Index + 1.93%), 5.72%, 12/11/30(c)	50	51,027
Goldman Sachs Group, Inc.(c)
(1-day SOFR + 0.90%), 4.15%, 10/21/29	325	324,927
(1-day SOFR + 1.06%), 4.37%, 10/21/31	375	374,106
(1-day SOFR + 1.33%), 4.94%, 10/21/36	475	471,543
HSBC Holdings PLC(c)
(1-day SOFR + 1.19%), 4.62%, 11/06/31	200	200,617
(1-day SOFR + 1.43%), 5.13%, 11/06/36	400	401,094
(1-day SOFR + 1.96%), 5.74%, 09/10/36	200	205,878
HSBC USA, Inc., 4.65%, 06/03/28	200	203,012
Huntington Bancshares, Inc.
2.55%, 02/04/30	200	186,657
(1-day SOFR + 1.28%), 5.27%, 01/15/31(c)	50	51,448
(1-day SOFR + 1.97%), 4.44%, 08/04/28(b)(c)	260	261,418
(1-day SOFR + 2.05%), 5.02%, 05/17/33(c)	73	73,853
(1-day SOFR Index + 1.87%), 5.71%, 02/02/35(b)(c)	100	104,459
(5-year CMT + 1.17%), 2.49%, 08/15/36(c)	50	43,350
Huntington National Bank
5.65%, 01/10/30(b)	250	261,971
(1-day SOFR + 0.72%), 4.87%, 04/12/28(c)	250	252,063
(1-day SOFR Index + 1.65%), 4.55%, 05/17/28(c)	280	281,645
ING Groep NV
3.95%, 03/29/27	250	249,862
4.55%, 10/02/28	200	202,469
4.05%, 04/09/29	200	199,118
(1-day SOFR + 1.32%), 2.73%, 04/01/32(c)	200	184,088
Security	Par (000)	Value
Banks (continued)
ING Groep NV (continued)
(1-day SOFR + 1.44%), 5.34%, 03/19/30(c)	$200	$ 206,303
(1-day SOFR + 1.77%), 5.55%, 03/19/35(c)	200	208,023
(1-day SOFR + 1.83%), 4.02%, 03/28/28(c)	211	211,025
(1-day SOFR + 2.07%), 4.25%, 03/28/33(c)	200	196,436
(1-day SOFR + 2.09%), 6.11%, 09/11/34(c)	200	216,087
Inter-American Development Bank
4.00%, 01/12/28	500	504,080
3.50%, 04/12/33(b)	400	385,677
4.50%, 09/13/33	300	308,195
International Bank for Reconstruction & Development
3.50%, 07/12/28	1,000	997,835
4.63%, 08/01/28	750	769,005
3.88%, 02/14/30	1,000	1,005,740
4.00%, 01/10/31	750	756,299
4.75%, 11/14/33	200	208,758
International Finance Corp., 4.50%, 07/13/28(b)	500	510,949
JPMorgan Chase & Co.(c)
(1-day SOFR + 0.93%), 4.26%, 10/22/31	245	244,257
(1-day SOFR + 1.19%), 4.81%, 10/22/36	380	377,326
(1-day SOFR + 1.64%), 5.58%, 07/23/36	485	501,708
KeyBank NA
5.00%, 01/26/33	250	252,504
Series BKNT, 5.85%, 11/15/27	250	257,545
KeyCorp
2.25%, 04/06/27	87	85,032
4.10%, 04/30/28	100	100,052
2.55%, 10/01/29	87	82,130
(1-day SOFR Index + 1.23%), 5.12%, 04/04/31(c)	25	25,675
(1-day SOFR Index + 2.06%), 4.79%, 06/01/33(c)	105	104,945
(1-day SOFR Index + 2.42%), 6.40%, 03/06/35(c)	150	162,929
Kreditanstalt fuer Wiederaufbau
3.00%, 05/20/27	700	694,791
4.00%, 06/28/27(b)	400	402,638
3.50%, 08/27/27	400	399,763
3.75%, 02/15/28	400	401,578
3.88%, 06/15/28	700	705,346
4.00%, 03/15/29	600	607,403
1.75%, 09/14/29	257	240,565
4.63%, 03/18/30	315	326,133
3.75%, 07/15/30	550	550,926
4.13%, 07/15/33(b)	1,400	1,407,649
4.38%, 02/28/34	500	509,182
Series GLOB, 3.88%, 05/15/28(b)	500	503,756
Landwirtschaftliche Rentenbank
4.13%, 05/28/30	200	203,125
0.88%, 09/03/30	341	299,050
Series 44, 3.88%, 06/14/28	200	201,366
Lloyds Banking Group PLC(c)
(1-year CMT + 0.82%), 4.43%, 11/04/31	200	199,376
(1-year CMT + 0.83%), 4.82%, 06/13/29	200	203,258
(1-year CMT + 0.97%), 4.94%, 11/04/36(b)	200	197,874
M&T Bank Corp.(c)
(1-day SOFR + 0.93%), 4.83%, 01/16/29	100	101,590
(1-day SOFR + 1.40%), 5.18%, 07/08/31	70	71,864
(1-day SOFR + 1.61%), 5.39%, 01/16/36	145	147,342
(1-day SOFR + 1.85%), 5.05%, 01/27/34	200	201,274
(1-day SOFR Index + 1.78%), 4.55%, 08/16/28	100	100,531
(5-year CMT + 1.43%), 5.40%, 07/30/35	75	75,740
Manufacturers & Traders Trust Co.
4.70%, 01/27/28	250	253,295
(1-day SOFR + 0.95%), 4.76%, 07/06/28(c)	250	252,270

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Mizuho Financial Group, Inc.(c)
(3-mo. CME Term SOFR + 1.53%), 4.25%, 09/11/29	$200	$ 200,559
(3-mo. CME Term SOFR + 1.53%), 1.98%, 09/08/31	200	179,542
(3-mo. CME Term SOFR + 1.77%), 2.20%, 07/10/31	200	182,018
Morgan Stanley(c)
Series I, (1-day SOFR + 0.91%), 4.13%, 10/18/29	275	274,911
Series I, (1-day SOFR + 1.07%), 4.36%, 10/22/31	305	303,999
Series I, (1-day SOFR + 1.31%), 4.89%, 10/22/36(b)	385	381,592
Morgan Stanley Bank N.A., Series BKNT, (1-day SOFR + 0.93%), 4.97%, 07/14/28(c)	250	253,486
Morgan Stanley Bank NA(c)
Class BN, (1-day SOFR + 0.91%), 5.02%, 01/12/29	250	254,596
Series BKNT, (1-day SOFR + 0.87%), 5.50%, 05/26/28	250	254,988
Series BKNT, (1-day SOFR + 1.08%), 4.95%, 01/14/28	250	252,340
Morgan Stanley Private Bank NA(c)
(1-day SOFR + 0.77%), 4.47%, 07/06/28	250	251,684
(1-day SOFR + 0.78%), 4.20%, 11/17/28	250	250,781
(1-day SOFR + 1.02%), 4.47%, 11/19/31	500	501,309
(1-day SOFR + 1.08%), 4.73%, 07/18/31	500	506,849
National Australia Bank Ltd.
4.50%, 10/26/27(b)	250	253,330
4.90%, 06/13/28	550	563,423
4.79%, 01/10/29	250	255,495
National Bank of Canada, 4.50%, 10/10/29	250	252,608
NatWest Group PLC, (1-year CMT + 1.22%), 4.96%, 08/15/30(c)	200	204,114
Northern Trust Corp.
4.15%, 11/19/30(b)	55	55,060
(3-mo. SOFR US + 1.39%), 3.38%, 05/08/32(c)	50	49,302
(5-year CMT + 1.05%), 5.12%, 11/19/40(c)	70	69,904
Oesterreichische Kontrollbank AG
4.25%, 03/01/28	500	506,638
4.00%, 05/28/28	200	201,769
3.75%, 09/05/29	300	300,619
4.50%, 01/24/30(b)	85	87,359
3.75%, 09/10/30	200	199,593
PNC Bank NA
(1-day SOFR + 0.73%), 4.43%, 07/21/28(c)	250	251,672
Series BKNT, 4.05%, 07/26/28	300	300,434
PNC Financial Services Group, Inc.
3.15%, 05/19/27	25	24,766
3.45%, 04/23/29	171	168,185
2.55%, 01/22/30	271	255,031
(1-day SOFR + 0.98%), 2.31%, 04/23/32(c)	171	154,270
(1-day SOFR + 1.07%), 5.22%, 01/29/31(c)	115	118,988
(1-day SOFR + 1.20%), 5.49%, 05/14/30(c)	125	130,152
(1-day SOFR + 1.26%), 4.81%, 10/21/32(c)	100	101,768
(1-day SOFR + 1.33%), 4.90%, 05/13/31(b)(c)	100	102,342
(1-day SOFR + 1.34%), 5.30%, 01/21/28(c)	85	86,099
(1-day SOFR + 1.39%), 5.58%, 01/29/36(c)	205	213,737
(1-day SOFR + 1.42%), 5.37%, 07/21/36(c)	140	143,988
(1-day SOFR + 1.60%), 5.40%, 07/23/35(b)(c)	360	372,367
(1-day SOFR + 1.62%), 5.35%, 12/02/28(c)	135	138,412
(1-day SOFR + 1.84%), 5.58%, 06/12/29(c)	774	802,731
Security	Par (000)	Value
Banks (continued)
PNC Financial Services Group, Inc. (continued)
(1-day SOFR + 1.90%), 5.68%, 01/22/35(c)	$200	$ 210,826
(1-day SOFR + 1.93%), 5.07%, 01/24/34(b)(c)	205	209,741
(1-day SOFR + 1.95%), 5.94%, 08/18/34(c)	100	107,358
(1-day SOFR + 2.28%), 6.88%, 10/20/34(c)	295	333,830
(1-day SOFR Index + 1.85%), 4.63%, 06/06/33(c)	100	99,112
Regions Financial Corp.
1.80%, 08/12/28	341	322,656
(1-day SOFR + 1.49%), 5.72%, 06/06/30(c)	50	52,126
(1-day SOFR + 2.06%), 5.50%, 09/06/35(b)(c)	100	103,005
Royal Bank of Canada
4.88%, 01/19/27	50	50,517
2.05%, 01/21/27	87	85,420
3.63%, 05/04/27(b)	279	278,678
4.24%, 08/03/27	220	221,530
6.00%, 11/01/27(b)	100	103,820
4.90%, 01/12/28(b)	100	101,996
5.20%, 08/01/28	175	180,414
4.95%, 02/01/29	150	153,972
2.30%, 11/03/31	200	180,007
3.88%, 05/04/32	179	173,871
5.00%, 02/01/33	150	154,416
5.00%, 05/02/33	80	82,135
5.15%, 02/01/34(b)	130	135,504
(1-day SOFR + 0.70%), 4.00%, 11/03/28(c)	125	125,082
(1-day SOFR + 0.83%), 4.97%, 01/24/29(c)	150	152,779
(1-day SOFR + 0.89%), 4.50%, 08/06/29(b)(c)	275	277,671
(1-day SOFR + 0.98%), 4.31%, 11/03/31(c)	125	124,385
(1-day SOFR + 1.03%), 5.15%, 02/04/31(c)	175	180,164
(1-day SOFR + 1.06%), 4.70%, 08/06/31(c)	100	101,286
(1-day SOFR + 1.10%), 4.97%, 08/02/30(c)	125	128,024
(1-day SOFR Index + 0.81%), 4.72%, 03/27/28(c)	175	176,494
(1-day SOFR Index + 0.86%), 4.52%, 10/18/28(c)	115	116,123
(1-day SOFR Index + 1.08%), 4.65%, 10/18/30(c)	250	253,485
(1-day SOFR Index + 1.13%), 4.97%, 05/02/31(b)(c)	125	127,806
Santander Holdings USA, Inc.
4.40%, 07/13/27	200	200,560
(1-day SOFR + 1.25%), 2.49%, 01/06/28(b)(c)	190	186,749
(1-day SOFR + 1.61%), 5.47%, 03/20/29(c)	75	76,645
(1-day SOFR + 1.88%), 5.74%, 03/20/31(c)	75	77,609
(1-day SOFR + 1.94%), 5.35%, 09/06/30(c)	100	102,282
(1-day SOFR + 2.14%), 6.34%, 05/31/35(b)(c)	85	91,145
(1-day SOFR + 2.36%), 6.50%, 03/09/29(c)	70	72,943
(1-day SOFR + 2.50%), 6.17%, 01/09/30(c)	120	125,067
(1-day SOFR + 2.70%), 6.57%, 06/12/29(c)	28	29,273
(1-day SOFR + 3.28%), 7.66%, 11/09/31(c)	50	56,005
Santander U.K. Group Holdings PLC(c)
(1-day SOFR + 1.22%), 2.47%, 01/11/28	200	196,554
(1-day SOFR + 2.60%), 6.53%, 01/10/29	200	208,955
(1-day SOFR Index + 1.07%), 4.32%, 09/22/29	200	200,191
(1-day SOFR Index + 1.58%), 5.14%, 09/22/36	200	199,475
(3-mo. SOFR US + 1.66%), 3.82%, 11/03/28	400	397,351
Standard Chartered Bank, 4.85%, 12/03/27	250	254,875
State Street Corp.(c)
(1-day SOFR + 1.22%), 4.78%, 10/23/36	125	124,350
(3-mo. CME Term SOFR + 1.29%), 4.14%, 12/03/29(b)	50	50,317
Synovus Bank/Columbus GA, 5.63%, 02/15/28	250	255,358
Toronto-Dominion Bank
1.95%, 01/12/27	87	85,363
2.80%, 03/10/27	158	155,972
4.98%, 04/05/27	100	101,268
Master Portfolio Schedule of Investments

Schedule of Investments (continued)
December 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Toronto-Dominion Bank (continued)
4.11%, 06/08/27	$175	$ 175,492
4.69%, 09/15/27	200	202,603
5.16%, 01/10/28	300	306,791
4.86%, 01/31/28	125	127,047
4.57%, 06/02/28	75	75,951
5.52%, 07/17/28	175	181,310
4.11%, 10/13/28	75	75,183
4.99%, 04/05/29	100	102,517
4.78%, 12/17/29	75	76,761
4.81%, 06/03/30	125	127,563
2.00%, 09/10/31	189	168,915
2.45%, 01/12/32	87	77,763
5.30%, 01/30/32	75	78,327
3.20%, 03/10/32	213	198,517
4.46%, 06/08/32(b)	230	229,554
4.93%, 10/15/35	175	174,871
(5-year CMT + 1.50%), 5.15%, 09/10/34(c)	120	121,974
Truist Bank
Series BKNT, 2.25%, 03/11/30	250	229,008
Series BKNT, (1-day SOFR + 0.91%), 4.14%, 10/23/29(c)	250	249,809
Series BKNT, Class BN, (1-day SOFR + 0.77%), 4.42%, 07/24/28(c)	250	251,432
Truist Financial Corp.
1.13%, 08/03/27	155	148,459
1.95%, 06/05/30	141	128,073
(1-day SOFR + 0.86%), 1.89%, 06/07/29(c)	171	162,458
(1-day SOFR + 1.31%), 5.07%, 05/20/31(c)	125	128,414
(1-day SOFR + 1.37%), 4.12%, 06/06/28(c)	115	115,289
(1-day SOFR + 1.40%), 4.96%, 10/23/36(c)	125	123,668
(1-day SOFR + 1.44%), 4.87%, 01/26/29(c)	280	284,455
(1-day SOFR + 1.57%), 5.15%, 08/05/32(c)	100	103,235
(1-day SOFR + 1.62%), 5.44%, 01/24/30(c)	185	191,536
(1-day SOFR + 1.85%), 5.12%, 01/26/34(c)	180	183,399
(1-day SOFR + 1.92%), 5.71%, 01/24/35(c)	235	247,201
(1-day SOFR + 2.24%), 4.92%, 07/28/33(c)	100	100,572
(1-day SOFR + 2.30%), 6.12%, 10/28/33(b)(c)	100	108,051
(1-day SOFR + 2.36%), 5.87%, 06/08/34(c)	245	260,703
(1-day SOFR + 2.45%), 7.16%, 10/30/29(c)	330	355,996
U.S. Bancorp
3.90%, 04/26/28(b)	341	341,470
3.00%, 07/30/29(b)	200	192,589
1.38%, 07/22/30	141	124,879
(1-day SOFR + 0.73%), 2.22%, 01/27/28(c)	87	85,447
(1-day SOFR + 1.02%), 2.68%, 01/27/33(b)(c)	87	78,457
(1-day SOFR + 1.06%), 5.05%, 02/12/31(c)	100	102,715
(1-day SOFR + 1.23%), 4.65%, 02/01/29(c)	150	151,875
(1-day SOFR + 1.25%), 5.10%, 07/23/30(c)	135	139,013
(1-day SOFR + 1.30%), 5.08%, 05/15/31(b)(c)	150	154,619
(1-day SOFR + 1.41%), 5.42%, 02/12/36(b)(c)	120	124,720
(1-day SOFR + 1.56%), 5.38%, 01/23/30(c)	200	207,137
(1-day SOFR + 1.60%), 4.84%, 02/01/34(c)	450	453,306
(1-day SOFR + 1.66%), 4.55%, 07/22/28(c)	260	262,155
(1-day SOFR + 1.86%), 5.68%, 01/23/35(c)	50	52,795
(1-day SOFR + 2.02%), 5.78%, 06/12/29(c)	55	57,167
(1-day SOFR + 2.09%), 5.85%, 10/21/33(c)	200	214,181
(1-day SOFR + 2.11%), 4.97%, 07/22/33(c)	225	226,689
(1-day SOFR + 2.26%), 5.84%, 06/12/34(c)	150	160,034
(5-year CMT + 0.95%), 2.49%, 11/03/36(c)	171	149,244
Series X, 3.15%, 04/27/27(b)	200	198,449
U.S. Bank NA, (1-day SOFR + 0.91%), 4.73%, 05/15/28(c)	250	252,524
Security	Par (000)	Value
Banks (continued)
Wachovia Corp., 5.50%, 08/01/35	$100	$ 103,003
Wells Fargo & Co.
4.30%, 07/22/27	257	258,002
4.15%, 01/24/29	371	371,860
5.95%, 12/15/36	50	52,243
5.38%, 11/02/43	215	208,545
5.61%, 01/15/44	314	311,111
4.65%, 11/04/44	230	201,540
3.90%, 05/01/45	247	200,319
4.90%, 11/17/45	257	231,330
4.40%, 06/14/46	244	203,867
4.75%, 12/07/46	235	206,486
(1-day SOFR + 0.88%), 4.08%, 09/15/29(c)	325	324,739
(1-day SOFR + 1.07%), 5.71%, 04/22/28(c)	390	398,072
(1-day SOFR + 1.11%), 5.24%, 01/24/31(c)	330	341,722
(1-day SOFR + 1.34%), 4.89%, 09/15/36(c)	325	323,985
(1-day SOFR + 1.37%), 4.97%, 04/23/29(c)	300	305,584
(1-day SOFR + 1.38%), 5.21%, 12/03/35(c)	350	357,536
(1-day SOFR + 1.50%), 5.20%, 01/23/30(c)	425	437,686
(1-day SOFR + 1.50%), 5.15%, 04/23/31(c)	450	464,491
(1-day SOFR + 1.50%), 3.35%, 03/02/33(c)	537	501,202
(1-day SOFR + 1.51%), 3.53%, 03/24/28(c)	563	559,340
(1-day SOFR + 1.74%), 5.57%, 07/25/29(c)	530	549,015
(1-day SOFR + 1.74%), 5.61%, 04/23/36(c)	375	393,042
(1-day SOFR + 1.78%), 5.50%, 01/23/35(c)	390	406,914
(1-day SOFR + 1.79%), 6.30%, 10/23/29(c)	185	195,470
(1-day SOFR + 1.98%), 4.81%, 07/25/28(c)	360	364,031
(1-day SOFR + 1.99%), 5.56%, 07/25/34(c)	490	513,723
(1-day SOFR + 2.02%), 5.39%, 04/24/34(c)	465	483,801
(1-day SOFR + 2.06%), 6.49%, 10/23/34(c)	415	459,382
(1-day SOFR + 2.10%), 2.39%, 06/02/28(c)	405	395,723
(1-day SOFR + 2.10%), 4.90%, 07/25/33(c)	550	558,555
(1-day SOFR + 2.13%), 4.61%, 04/25/53(c)	389	334,736
(1-day SOFR + 2.53%), 3.07%, 04/30/41(c)	401	311,012
(3-mo. CME Term SOFR + 1.26%), 2.57%, 02/11/31(c)	407	380,132
(3-mo. CME Term SOFR + 1.43%), 2.88%, 10/30/30(c)	441	419,520
(3-mo. CME Term SOFR + 1.57%), 3.58%, 05/22/28(c)	457	453,996
(3-mo. CME Term SOFR + 4.03%), 4.48%, 04/04/31(c)	341	343,253
(3-mo. CME Term SOFR + 4.50%), 5.01%, 04/04/51(c)	683	624,167
Series W, (1-day SOFR + 0.78%), 4.90%, 01/24/28(c)	230	231,936
Wells Fargo Bank NA, Series BKNT, 6.60%, 01/15/38	250	279,117
Westpac Banking Corp.
3.35%, 03/08/27	75	74,714
4.04%, 08/26/27	150	150,773
5.46%, 11/18/27	250	257,699
3.40%, 01/25/28(b)	87	86,307
5.54%, 11/17/28	100	104,584
1.95%, 11/20/28	171	162,218
5.05%, 04/16/29	100	103,423
2.65%, 01/16/30	138	130,992
4.35%, 07/01/30	100	101,089
2.15%, 06/03/31	240	216,749
6.82%, 11/17/33	55	61,524
4.42%, 07/24/39(b)	171	158,718
2.96%, 11/16/40(b)	100	76,190
3.13%, 11/18/41	134	101,367

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Westpac Banking Corp. (continued)
(1-year CMT + 1.20%), 5.62%, 11/20/35(c)	$150	$ 154,935
(1-year CMT + 2.68%), 5.41%, 08/10/33(c)	100	103,268
(5-year CMT + 1.53%), 3.02%, 11/18/36(c)	141	127,290
(5-year CMT + 1.75%), 2.67%, 11/15/35(b)(c)	237	214,620
(5-year CMT + 2.00%), 4.11%, 07/24/34(c)	150	147,591
Zions Bancorp NA, (1-day SOFR + 1.16%), 4.70%, 08/18/28(c)	250	250,000
		87,042,488
Beverages — 0.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/36	647	640,430
4.90%, 02/01/46	1,082	1,000,730
Anheuser-Busch InBev Finance, Inc.
4.70%, 02/01/36	100	98,985
4.63%, 02/01/44	112	100,634
4.90%, 02/01/46	137	126,458
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 01/23/29	348	355,016
3.50%, 06/01/30	297	290,008
4.90%, 01/23/31	100	103,611
5.00%, 06/15/34	165	170,534
4.38%, 04/15/38	171	162,647
8.20%, 01/15/39	147	189,588
5.45%, 01/23/39	171	177,028
4.95%, 01/15/42	187	178,552
4.60%, 04/15/48(b)	100	88,257
4.44%, 10/06/48	209	179,802
5.55%, 01/23/49	450	449,015
4.50%, 06/01/50	100	89,795
4.75%, 04/15/58	100	87,064
5.80%, 01/23/59	271	276,267
Brown-Forman Corp.
4.75%, 04/15/33(b)	40	40,546
4.00%, 04/15/38(b)	87	78,264
4.50%, 07/15/45	75	65,185
Coca-Cola Co.
3.38%, 03/25/27	25	24,925
2.90%, 05/25/27	87	86,174
1.45%, 06/01/27(b)	50	48,520
1.50%, 03/05/28	171	163,337
2.13%, 09/06/29	171	161,036
3.45%, 03/25/30	87	85,329
1.65%, 06/01/30(b)	220	199,091
2.00%, 03/05/31	158	143,183
2.25%, 01/05/32	291	262,973
5.00%, 05/13/34(b)	75	78,120
4.65%, 08/14/34(b)	150	153,126
2.50%, 06/01/40	171	127,141
2.88%, 05/05/41	87	66,773
4.20%, 03/25/50	150	125,666
2.60%, 06/01/50	171	105,992
3.00%, 03/05/51	140	93,480
2.50%, 03/15/51(b)	257	154,067
5.30%, 05/13/54	100	98,163
5.20%, 01/14/55	150	144,619
2.75%, 06/01/60	75	43,943
5.40%, 05/13/64(b)	200	194,275
Coca-Cola Consolidated, Inc.
5.25%, 06/01/29	50	51,736
Security	Par (000)	Value
Beverages (continued)
Coca-Cola Consolidated, Inc. (continued)
5.45%, 06/01/34	$50	$ 52,328
Coca-Cola Femsa SAB de CV
2.75%, 01/22/30	150	141,845
1.85%, 09/01/32	150	126,263
5.10%, 05/06/35	150	152,336
Constellation Brands, Inc.
3.50%, 05/09/27	171	169,753
3.60%, 02/15/28	100	99,071
4.80%, 01/15/29	25	25,402
3.15%, 08/01/29	171	164,697
2.88%, 05/01/30	100	94,081
4.80%, 05/01/30	25	25,418
2.25%, 08/01/31(b)	326	289,264
4.90%, 05/01/33	60	60,275
4.95%, 11/01/35(b)	50	49,446
4.10%, 02/15/48	87	68,348
5.25%, 11/15/48(b)	75	69,359
3.75%, 05/01/50	87	63,346
Diageo Capital PLC
5.30%, 10/24/27	200	204,902
2.00%, 04/29/30	200	182,818
2.13%, 04/29/32	200	174,038
5.50%, 01/24/33	200	210,604
5.63%, 10/05/33	200	212,804
3.88%, 04/29/43	74	60,592
Diageo Investment Corp., 4.25%, 05/11/42	87	75,390
Fomento Economico Mexicano SAB de CV
4.38%, 05/10/43	150	132,188
3.50%, 01/16/50	150	109,397
Keurig Dr. Pepper, Inc.
5.10%, 03/15/27	75	75,831
3.43%, 06/15/27	50	49,560
4.35%, 05/15/28	50	50,157
4.60%, 05/25/28	150	151,209
5.05%, 03/15/29	100	102,093
3.95%, 04/15/29	140	138,406
3.20%, 05/01/30	87	82,643
4.60%, 05/15/30	50	50,258
4.05%, 04/15/32	71	68,245
5.30%, 03/15/34	50	50,984
5.15%, 05/15/35(b)	50	50,097
4.50%, 11/15/45	100	83,374
4.42%, 12/15/46	87	70,973
3.80%, 05/01/50	87	63,179
3.35%, 03/15/51	87	58,365
4.50%, 04/15/52(b)	122	98,600
Series 10, 5.20%, 03/15/31	50	51,379
Series 31, 2.25%, 03/15/31	87	77,608
Molson Coors Beverage Co.
5.00%, 05/01/42(b)	170	156,969
4.20%, 07/15/46	187	150,130
Pepsico Singapore Financing I Pte. Ltd.
4.65%, 02/16/27	50	50,464
4.55%, 02/16/29	50	50,826
4.70%, 02/16/34	50	50,516
PepsiCo, Inc.
4.40%, 02/07/27	50	50,380
2.63%, 03/19/27	75	74,073
3.00%, 10/15/27(b)	162	160,392
4.45%, 02/07/28(b)	50	50,731
3.60%, 02/18/28	100	99,777
Master Portfolio Schedule of Investments

Schedule of Investments (continued)
December 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
PepsiCo, Inc. (continued)
4.45%, 05/15/28	$60	$ 60,944
4.10%, 01/15/29	75	75,411
4.50%, 07/17/29	75	76,468
2.63%, 07/29/29(b)	171	163,214
4.60%, 02/07/30	100	102,281
2.75%, 03/19/30	341	323,734
1.63%, 05/01/30	104	94,191
4.30%, 07/23/30(b)	50	50,515
1.40%, 02/25/31(b)	206	180,568
1.95%, 10/21/31	169	150,358
3.90%, 07/18/32	70	68,794
4.65%, 07/23/32	75	76,441
4.45%, 02/15/33	60	61,025
4.80%, 07/17/34	75	76,576
5.00%, 02/07/35	130	133,915
5.00%, 07/23/35	175	178,788
4.88%, 11/01/40	25	24,370
2.63%, 10/21/41	87	63,154
4.45%, 04/14/46	300	264,977
3.45%, 10/06/46	89	67,146
4.00%, 05/02/47	50	41,022
3.38%, 07/29/49	75	54,166
2.88%, 10/15/49	87	57,223
3.63%, 03/19/50	121	91,474
2.75%, 10/21/51	257	161,248
4.20%, 07/18/52	25	20,529
4.65%, 02/15/53	60	52,846
5.25%, 07/17/54(b)	75	72,578
3.88%, 03/19/60	150	114,027
		15,799,252
Biotechnology — 0.3%
Amgen, Inc.
2.20%, 02/21/27	300	294,299
3.20%, 11/02/27	100	98,734
5.15%, 03/02/28	430	440,058
1.65%, 08/15/28	150	141,381
4.05%, 08/18/29	330	329,730
2.45%, 02/21/30	100	93,262
5.25%, 03/02/30	345	357,843
2.30%, 02/25/31	200	181,345
2.00%, 01/15/32	240	209,093
3.35%, 02/22/32	73	68,745
4.20%, 03/01/33	330	322,556
5.25%, 03/02/33	365	377,834
6.38%, 06/01/37	100	110,833
3.15%, 02/21/40	171	134,777
2.80%, 08/15/41	189	138,329
4.95%, 10/01/41	141	133,234
5.15%, 11/15/41	87	84,180
5.60%, 03/02/43	330	331,832
4.40%, 05/01/45	250	213,823
4.56%, 06/15/48	87	74,419
3.38%, 02/21/50	171	121,689
4.66%, 06/15/51	400	342,237
3.00%, 01/15/52	240	154,872
4.20%, 02/22/52	60	47,596
4.88%, 03/01/53	115	101,225
5.65%, 03/02/53	495	484,703
2.77%, 09/01/53(b)	71	42,126
4.40%, 02/22/62	225	175,745
5.75%, 03/02/63	310	302,461
Security	Par (000)	Value
Biotechnology (continued)
Baxalta, Inc., 5.25%, 06/23/45	$78	$ 74,442
Biogen, Inc.
2.25%, 05/01/30	238	218,635
5.05%, 01/15/31	50	51,583
5.75%, 05/15/35	150	157,881
5.20%, 09/15/45	150	138,121
3.15%, 05/01/50	193	124,672
3.25%, 02/15/51(b)	104	68,433
Bio-Rad Laboratories, Inc.
3.30%, 03/15/27	60	59,453
3.70%, 03/15/32	117	110,461
Gilead Sciences, Inc.
2.95%, 03/01/27	87	86,145
1.20%, 10/01/27	62	59,388
4.80%, 11/15/29	60	61,734
1.65%, 10/01/30	183	163,820
5.25%, 10/15/33	50	52,542
5.10%, 06/15/35	75	76,860
4.60%, 09/01/35	231	228,296
4.00%, 09/01/36	100	93,044
2.60%, 10/01/40	100	73,977
5.65%, 12/01/41	181	187,810
4.80%, 04/01/44	189	174,332
4.50%, 02/01/45	125	110,530
4.75%, 03/01/46	407	368,907
4.15%, 03/01/47	197	163,607
2.80%, 10/01/50	200	126,580
5.55%, 10/15/53	105	104,471
5.50%, 11/15/54	75	74,001
5.60%, 11/15/64	75	74,584
Illumina, Inc.
5.75%, 12/13/27	100	102,996
4.75%, 12/12/30(b)	50	50,478
2.55%, 03/23/31	55	49,915
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30	140	124,896
2.80%, 09/15/50	94	57,328
Royalty Pharma PLC
1.75%, 09/02/27	257	247,512
5.15%, 09/02/29	50	51,384
2.20%, 09/02/30	100	90,650
4.45%, 03/25/31	50	49,857
2.15%, 09/02/31	84	73,899
5.40%, 09/02/34	50	51,216
5.20%, 09/25/35	100	100,506
3.30%, 09/02/40	171	132,350
3.55%, 09/02/50	150	103,595
3.35%, 09/02/51	87	57,628
5.90%, 09/02/54	50	49,359
5.95%, 09/25/55	50	49,695
		10,636,534
Building Materials — 0.2%
Amrize Finance U.S. LLC
4.60%, 04/07/27	225	226,481
4.70%, 04/07/28	25	25,289
4.95%, 04/07/30	100	102,248
5.40%, 04/07/35	100	103,124
Carlisle Cos., Inc.
3.75%, 12/01/27	100	99,462
2.75%, 03/01/30(b)	189	178,174
2.20%, 03/01/32	75	65,437
5.25%, 09/15/35(b)	75	76,549

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Building Materials (continued)
Carrier Global Corp.
2.49%, 02/15/27	$77	$ 75,748
2.72%, 02/15/30	200	188,293
2.70%, 02/15/31	50	46,343
5.90%, 03/15/34	96	102,977
3.38%, 04/05/40	171	138,165
3.58%, 04/05/50	201	147,974
6.20%, 03/15/54	75	81,093
CRH America Finance, Inc.
4.40%, 02/09/31	100	100,166
5.40%, 05/21/34	200	207,734
5.50%, 01/09/35	200	208,149
5.00%, 02/09/36	100	100,345
5.60%, 02/09/56	80	78,840
CRH SMW Finance DAC, 5.13%, 01/09/30	200	206,175
Eagle Materials, Inc.
2.50%, 07/01/31	67	60,843
5.00%, 03/15/36	125	122,441
Fortune Brands Innovations, Inc.
3.25%, 09/15/29(b)	87	83,609
4.00%, 03/25/32	75	71,869
5.88%, 06/01/33(b)	38	40,151
4.50%, 03/25/52(b)	87	69,982
Johnson Controls International PLC
4.50%, 02/15/47	87	74,763
4.95%, 07/02/64(d)	64	55,194
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
5.50%, 04/19/29	50	51,999
1.75%, 09/15/30	70	62,408
2.00%, 09/16/31	121	106,544
4.90%, 12/01/32	65	66,084
Lennox International, Inc.
1.70%, 08/01/27	50	48,220
5.50%, 09/15/28(b)	60	61,916
Martin Marietta Materials, Inc.
3.45%, 06/01/27	87	86,479
2.50%, 03/15/30	171	159,479
2.40%, 07/15/31	58	52,332
5.15%, 12/01/34	55	56,117
4.25%, 12/15/47	87	71,819
3.20%, 07/15/51	75	50,505
5.50%, 12/01/54	120	115,906
Masco Corp.
1.50%, 02/15/28	65	61,523
2.00%, 10/01/30	50	44,613
2.00%, 02/15/31	87	76,928
3.13%, 02/15/51	73	48,040
Mohawk Industries, Inc.
5.85%, 09/18/28	50	52,003
3.63%, 05/15/30(b)	75	72,699
Owens Corning
5.50%, 06/15/27(b)	25	25,513
3.95%, 08/15/29	50	49,575
3.50%, 02/15/30	50	48,431
3.88%, 06/01/30(b)	75	73,639
5.70%, 06/15/34(b)	55	57,814
4.40%, 01/30/48	171	140,049
5.95%, 06/15/54(b)	75	76,114
Trane Technologies Financing Ltd.
3.80%, 03/21/29	300	297,842
4.65%, 11/01/44	30	27,141
Security	Par (000)	Value
Building Materials (continued)
Trane Technologies Financing Ltd. (continued)
4.50%, 03/21/49	$87	$ 74,817
Trane Technologies Holdco, Inc.
3.75%, 08/21/28	80	79,716
4.30%, 02/21/48	87	72,797
Vulcan Materials Co.
3.90%, 04/01/27	171	170,968
4.95%, 12/01/29	40	41,042
3.50%, 06/01/30	75	72,652
5.35%, 12/01/34(b)	75	77,735
4.50%, 06/15/47	87	74,433
4.70%, 03/01/48	100	87,639
5.70%, 12/01/54	35	34,848
		6,065,997
Building Products — 0.2%
Ferguson Enterprises, Inc.
4.35%, 03/15/31	50	49,823
5.00%, 10/03/34	50	50,432
Home Depot, Inc.
2.50%, 04/15/27	140	137,747
2.88%, 04/15/27	79	78,158
4.88%, 06/25/27	130	132,198
2.80%, 09/14/27(b)	87	85,625
0.90%, 03/15/28	117	110,275
1.50%, 09/15/28	87	82,075
3.75%, 09/15/28(b)	35	35,010
3.90%, 12/06/28	78	78,287
4.90%, 04/15/29	50	51,442
2.95%, 06/15/29	402	388,984
4.75%, 06/25/29	270	276,816
2.70%, 04/15/30	175	165,471
3.95%, 09/15/30(b)	40	39,908
1.38%, 03/15/31(b)	275	238,725
4.85%, 06/25/31	105	108,575
1.88%, 09/15/31	87	76,689
3.25%, 04/15/32	266	250,405
4.50%, 09/15/32	200	202,418
4.95%, 06/25/34	320	327,291
4.65%, 09/15/35	175	173,494
5.88%, 12/16/36	274	297,128
3.30%, 04/15/40	189	154,337
5.40%, 09/15/40(b)	87	89,868
5.95%, 04/01/41	87	93,109
4.20%, 04/01/43	130	112,729
4.88%, 02/15/44	100	93,417
4.40%, 03/15/45	164	142,376
4.25%, 04/01/46	171	144,785
3.90%, 06/15/47	171	135,976
4.50%, 12/06/48	171	147,616
3.13%, 12/15/49	104	70,885
3.35%, 04/15/50	150	105,813
2.38%, 03/15/51	155	88,899
2.75%, 09/15/51	87	53,744
3.63%, 04/15/52	177	129,185
4.95%, 09/15/52(b)	80	73,153
5.30%, 06/25/54	175	167,388
3.50%, 09/15/56	150	104,562
5.40%, 06/25/64	50	47,785
Lowe’s Cos., Inc.
3.35%, 04/01/27	75	74,459
3.10%, 05/03/27	200	197,784
3.95%, 10/15/27(b)	125	125,063
Master Portfolio Schedule of Investments

Schedule of Investments (continued)
December 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Building Products (continued)
Lowe’s Cos., Inc. (continued)
1.30%, 04/15/28	$146	$ 137,690
1.70%, 09/15/28	97	91,380
4.00%, 10/15/28	125	125,225
3.65%, 04/05/29	162	159,909
4.50%, 04/15/30	171	173,164
1.70%, 10/15/30	154	136,783
4.25%, 03/15/31	125	124,477
2.63%, 04/01/31(b)	171	156,880
3.75%, 04/01/32	403	386,174
4.50%, 10/15/32	125	124,325
5.00%, 04/15/33	100	102,403
5.15%, 07/01/33	75	77,474
4.85%, 10/15/35	125	123,980
5.00%, 04/15/40	171	165,439
2.80%, 09/15/41	72	51,756
4.38%, 09/15/45	71	59,434
3.70%, 04/15/46	227	171,685
4.05%, 05/03/47	150	118,613
3.00%, 10/15/50	211	133,743
3.50%, 04/01/51	171	118,682
4.25%, 04/01/52	167	131,573
5.63%, 04/15/53	220	213,292
5.75%, 07/01/53(b)	25	24,737
4.45%, 04/01/62	155	121,147
5.80%, 09/15/62	120	117,231
5.85%, 04/01/63	110	107,624
		9,244,729
Capital Markets — 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.88%, 04/01/28	150	152,471
Affiliated Managers Group, Inc.
3.30%, 06/15/30	50	47,616
5.50%, 02/15/36	75	74,995
Ameriprise Financial, Inc.
5.70%, 12/15/28(b)	25	26,205
4.50%, 05/13/32	50	50,433
5.15%, 05/15/33	50	51,928
5.20%, 04/15/35	100	102,097
Apollo Debt Solutions BDC
5.20%, 12/08/28(a)	50	49,991
6.90%, 04/13/29(b)	100	104,853
5.88%, 08/30/30	75	75,859
6.70%, 07/29/31(b)	100	105,519
6.55%, 03/15/32	50	51,592
Apollo Global Management, Inc.
4.60%, 01/15/31	50	50,278
6.38%, 11/15/33	75	82,333
5.15%, 08/12/35	75	75,135
5.80%, 05/21/54(b)	100	98,181
Ares Capital Corp.
2.88%, 06/15/27	50	48,931
2.88%, 06/15/28	178	170,114
5.88%, 03/01/29(b)	235	241,070
5.95%, 07/15/29(b)	200	205,293
3.20%, 11/15/31	137	121,556
5.80%, 03/08/32	100	100,982
ARES Capital Corp.
5.50%, 09/01/30	70	70,457
5.10%, 01/15/31	25	24,693
Security	Par (000)	Value
Capital Markets (continued)
Ares Management Corp., 5.60%, 10/11/54	$85	$ 80,512
Bain Capital Specialty Finance, Inc., 5.95%, 03/15/30(b)	50	49,807
Bank of New York Mellon Corp.
2.05%, 01/26/27(b)	71	69,685
3.25%, 05/16/27	155	153,941
3.40%, 01/29/28	75	74,466
3.85%, 04/28/28	75	75,189
1.65%, 07/14/28(b)	75	71,215
3.85%, 04/26/29(b)	118	118,345
3.30%, 08/23/29	171	166,078
1.65%, 01/28/31	75	66,378
1.80%, 07/28/31	76	66,866
2.50%, 01/26/32(b)	87	79,328
(1-day SOFR + 0.68%), 4.44%, 06/09/28(c)	75	75,566
(1-day SOFR + 0.84%), 4.89%, 07/21/28(c)	100	101,551
(1-day SOFR + 0.89%), 4.94%, 02/11/31(c)	75	77,122
(1-day SOFR + 1.09%), 4.98%, 03/14/30(c)	150	154,307
(1-day SOFR + 1.15%), 3.99%, 06/13/28(c)	125	125,046
(1-day SOFR + 1.17%), 4.54%, 02/01/29(c)	125	126,518
(1-day SOFR + 1.23%), 5.06%, 07/22/32(c)	100	103,644
(1-day SOFR + 1.25%), 5.23%, 11/20/35(c)	75	77,671
(1-day SOFR + 1.35%), 5.32%, 06/06/36(c)	50	51,800
(1-day SOFR + 1.42%), 4.29%, 06/13/33(c)	100	98,507
(1-day SOFR + 1.42%), 5.19%, 03/14/35(c)	150	154,988
(1-day SOFR + 1.51%), 4.71%, 02/01/34(c)	100	100,362
(1-day SOFR + 1.60%), 6.32%, 10/25/29(c)	75	79,629
(1-day SOFR + 1.76%), 4.60%, 07/26/30(c)	115	117,090
(1-day SOFR + 1.77%), 5.61%, 07/21/39(c)	25	26,125
(1-day SOFR + 1.85%), 6.47%, 10/25/34(c)	125	139,838
(1-day SOFR Index + 1.80%), 5.80%, 10/25/28(c)	80	82,679
(1-day SOFR Index + 2.07%), 5.83%, 10/25/33(c)	180	194,083
(3-mo. CME Term SOFR + 1.33%), 3.44%, 02/07/28(c)	141	140,316
Series J, (1-day SOFR + 1.61%), 4.97%, 04/26/34(c)	125	127,439
Barings BDC, Inc.
5.20%, 09/15/28	35	34,828
7.00%, 02/15/29	35	36,114
Barings Private Credit Corp., 6.15%, 06/11/30(a)	50	49,873
BGC Group, Inc., 6.60%, 06/10/29	25	26,071
Blackstone Private Credit Fund
3.25%, 03/15/27	206	202,464
7.30%, 11/27/28	25	26,518
4.00%, 01/15/29(b)	100	97,147
5.95%, 07/16/29	250	255,070
5.60%, 11/22/29	50	50,471
5.25%, 04/01/30	50	49,628
5.05%, 09/10/30	25	24,620
6.25%, 01/25/31	25	25,816
6.00%, 01/29/32	100	101,509
6.00%, 11/22/34(b)	150	151,476
Blackstone Reg Finance Co. LLC, 5.00%, 12/06/34	50	50,436
Blackstone Secured Lending Fund
2.13%, 02/15/27	75	72,967
5.88%, 11/15/27	50	51,045
5.35%, 04/13/28	25	25,220
2.85%, 09/30/28	210	198,622
5.30%, 06/30/30	75	74,590
5.13%, 01/31/31(b)	55	54,315

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Capital Markets (continued)
Blue Owl Capital Corp.
2.63%, 01/15/27(b)	$75	$ 73,296
3.13%, 04/13/27	70	68,352
2.88%, 06/11/28	100	94,458
5.95%, 03/15/29(b)	100	100,918
6.20%, 07/15/30	60	60,754
Blue Owl Credit Income Corp.
4.70%, 02/08/27	40	39,843
7.95%, 06/13/28	75	79,303
7.75%, 01/15/29	200	211,489
6.60%, 09/15/29	50	51,422
5.80%, 03/15/30	150	149,814
6.65%, 03/15/31	90	92,746
Blue Owl Finance LLC
3.13%, 06/10/31	100	90,624
4.38%, 02/15/32	50	47,511
6.25%, 04/18/34	120	123,743
4.13%, 10/07/51(b)	50	35,045
Blue Owl Technology Finance Corp.(b)
6.10%, 03/15/28(a)	100	100,594
6.75%, 04/04/29	75	76,709
Brookfield Asset Management Ltd.
5.80%, 04/24/35	100	104,645
6.08%, 09/15/55(b)	100	102,220
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc., 2.34%, 01/30/32	86	75,384
Brookfield Finance LLC/Brookfield Finance, Inc., 3.45%, 04/15/50	70	48,212
Brookfield Finance, Inc.
3.90%, 01/25/28	181	180,363
4.85%, 03/29/29	200	203,158
4.35%, 04/15/30(b)	87	87,302
2.72%, 04/15/31	107	97,996
6.35%, 01/05/34(b)	250	271,487
5.68%, 01/15/35(b)	50	51,708
5.33%, 01/15/36	35	35,050
4.70%, 09/20/47	87	75,280
3.50%, 03/30/51	79	54,845
3.63%, 02/15/52	61	42,947
5.97%, 03/04/54	100	100,935
5.81%, 03/03/55(b)	75	73,988
Capital Southwest Corp., 5.95%, 09/18/30	25	25,182
Carlyle Group, Inc., 5.05%, 09/19/35(b)	95	93,656
Carlyle Secured Lending, Inc., 5.75%, 02/15/31	35	34,456
Charles Schwab Corp.
2.45%, 03/03/27(b)	182	179,129
3.20%, 01/25/28	171	168,656
2.00%, 03/20/28	140	134,630
4.00%, 02/01/29(b)	50	50,200
3.25%, 05/22/29	70	68,187
2.75%, 10/01/29	120	114,237
4.63%, 03/22/30(b)	200	204,706
1.65%, 03/11/31(b)	87	76,305
2.30%, 05/13/31	171	154,803
1.95%, 12/01/31	100	87,568
2.90%, 03/03/32	140	128,208
(1-day SOFR + 1.88%), 6.20%, 11/17/29(c)	100	105,764
(1-day SOFR + 2.01%), 6.14%, 08/24/34(c)	200	217,994
(1-day SOFR + 2.50%), 5.85%, 05/19/34(c)	300	321,358
CI Financial Corp.
3.20%, 12/17/30	104	94,186
4.10%, 06/15/51	40	27,312
Credit Suisse USA LLC, 7.13%, 07/15/32(b)	200	228,465
Security	Par (000)	Value
Capital Markets (continued)
Franklin Resources, Inc.
1.60%, 10/30/30	$100	$ 88,701
2.95%, 08/12/51	75	47,269
FS KKR Capital Corp.
2.63%, 01/15/27	71	69,040
3.25%, 07/15/27	87	83,976
3.13%, 10/12/28	87	80,280
7.88%, 01/15/29	50	51,762
6.88%, 08/15/29	75	75,606
6.13%, 01/15/30(b)	100	98,432
6.13%, 01/15/31(b)	25	24,392
Goldman Sachs BDC, Inc.
6.38%, 03/11/27	25	25,520
5.65%, 09/09/30	45	45,160
Goldman Sachs Private Credit Corp.(a)
5.88%, 05/06/28(b)	25	25,466
5.38%, 01/31/29	75	75,298
6.25%, 05/06/30(b)	65	66,269
5.88%, 01/31/31(b)	75	75,083
Golub Capital BDC, Inc.
7.05%, 12/05/28	25	26,381
6.00%, 07/15/29	225	230,047
Golub Capital Private Credit Fund, 5.88%, 05/01/30	100	101,308
HA Sustainable Infrastructure Capital, Inc.
6.15%, 01/15/31	25	25,698
6.38%, 07/01/34	75	76,411
6.75%, 07/15/35	25	26,118
Hercules Capital, Inc.
3.38%, 01/20/27	70	69,052
6.00%, 06/16/30	75	75,951
Invesco Finance PLC, 5.38%, 11/30/43	87	83,779
Janus Henderson U.S. Holdings, Inc., 5.45%, 09/10/34	25	25,403
Jefferies Financial Group, Inc.
4.85%, 01/15/27	171	172,132
5.88%, 07/21/28	120	124,673
4.15%, 01/23/30	171	168,654
2.63%, 10/15/31	121	107,251
2.75%, 10/15/32	141	122,645
6.20%, 04/14/34(b)	325	343,004
472319AM4, 6.50%, 01/20/43(b)	30	31,206
KKR & Co., Inc., 5.10%, 08/07/35(b)	100	100,000
Lazard Group LLC
4.50%, 09/19/28	100	100,645
6.00%, 03/15/31	200	211,688
5.63%, 08/01/35	25	25,607
Legg Mason, Inc., 5.63%, 01/15/44	109	108,932
LPL Holdings, Inc.
6.75%, 11/17/28	100	106,728
5.20%, 03/15/30(b)	100	102,333
5.15%, 06/15/30	100	101,981
5.65%, 03/15/35	50	51,250
5.75%, 06/15/35	100	102,895
Main Street Capital Corp.
6.50%, 06/04/27	25	25,516
5.40%, 08/15/28	50	50,266
6.95%, 03/01/29(b)	25	26,099
Marex Group PLC, 5.83%, 05/08/28(b)	100	101,617
Morgan Stanley Direct Lending Fund(b)
4.50%, 02/11/27	100	99,867
6.00%, 05/19/30	50	51,187
MSD Investment Corp.(a)
6.25%, 05/31/30	25	25,158
Master Portfolio Schedule of Investments

Schedule of Investments (continued)
December 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Capital Markets (continued)
MSD Investment Corp.(a) (continued)
6.13%, 02/05/31	$75	$ 74,448
New Mountain Finance Corp.
6.20%, 10/15/27	25	25,407
6.88%, 02/01/29	35	35,559
Nomura Holdings, Inc.
2.33%, 01/22/27	222	218,081
5.84%, 01/18/28	200	206,400
2.17%, 07/14/28	400	380,698
2.71%, 01/22/29	222	211,757
5.61%, 07/06/29	200	207,898
3.10%, 01/16/30	200	189,953
4.90%, 07/01/30	200	202,988
2.61%, 07/14/31	200	180,702
5.78%, 07/03/34	200	211,087
5.49%, 06/29/35(b)	200	205,953
(5-year CMT + 1.30%), 5.04%, 06/10/36(c)	200	197,645
North Haven Private Income Fund LLC, 5.75%, 02/01/30	50	49,901
Northern Trust Corp.
4.00%, 05/10/27	152	152,496
3.65%, 08/03/28(b)	87	86,806
3.15%, 05/03/29(b)	87	84,713
1.95%, 05/01/30	150	137,201
6.13%, 11/02/32	130	141,760
Oaktree Specialty Lending Corp., 7.10%, 02/15/29(b)	100	103,062
Raymond James Financial, Inc.
4.90%, 09/11/35	95	94,447
4.95%, 07/15/46	87	79,552
3.75%, 04/01/51	100	73,376
5.65%, 09/11/55	100	97,882
Sixth Street Lending Partners
5.75%, 01/15/30(b)	100	101,335
6.13%, 07/15/30	150	153,953
Sixth Street Specialty Lending, Inc.
6.13%, 03/01/29(b)	50	51,615
5.63%, 08/15/30	50	50,561
State Street Corp.
4.99%, 03/18/27	125	126,674
4.33%, 10/22/27(b)	200	202,023
4.54%, 02/28/28(b)	150	152,301
2.40%, 01/24/30(b)	75	70,653
4.73%, 02/28/30	75	76,750
4.83%, 04/24/30(b)	75	77,215
2.20%, 03/03/31	100	89,981
(1-day SOFR + 0.73%), 2.20%, 02/07/28(c)	111	108,984
(1-day SOFR + 0.95%), 4.54%, 04/24/28(c)	130	131,069
(1-day SOFR + 1.00%), 2.62%, 02/07/33(c)	92	83,134
(1-day SOFR + 1.02%), 4.53%, 02/20/29(c)	125	126,609
(1-day SOFR + 1.05%), 4.68%, 10/22/32(c)	100	101,894
(1-day SOFR + 1.22%), 5.15%, 02/28/36(c)	75	76,759
(1-day SOFR + 1.48%), 5.68%, 11/21/29(c)	100	104,719
(1-day SOFR + 1.49%), 3.03%, 11/01/34(c)	70	66,035
(1-day SOFR + 1.57%), 4.82%, 01/26/34(c)	80	81,036
(1-day SOFR + 1.61%), 4.42%, 05/13/33(c)	100	99,523
(1-day SOFR + 1.72%), 5.82%, 11/04/28(c)	60	62,026
(1-day SOFR + 1.73%), 4.16%, 08/04/33(c)	75	73,556
(1-day SOFR + 1.89%), 5.16%, 05/18/34(c)	60	62,030
(1-day SOFR + 1.96%), 6.12%, 11/21/34(c)	50	54,018
(1-day SOFR + 2.65%), 3.15%, 03/30/31(b)(c)	171	164,722
Stifel Financial Corp., 4.00%, 05/15/30	100	97,870
Security	Par (000)	Value
Capital Markets (continued)
TPG Operating Group II LP, 5.38%, 01/15/36	$100	$ 99,674
Voya Financial, Inc.
5.00%, 09/20/34(b)	40	39,688
5.70%, 07/15/43	87	86,374
		23,340,905
Chemicals — 0.3%
Air Products and Chemicals, Inc.
1.85%, 05/15/27	73	71,170
4.30%, 06/11/28	25	25,255
4.60%, 02/08/29	100	101,755
2.05%, 05/15/30	75	68,984
4.75%, 02/08/31(b)	100	102,559
4.90%, 10/11/32	25	25,760
4.80%, 03/03/33(b)	70	71,388
4.85%, 02/08/34(b)	150	152,501
2.70%, 05/15/40	87	65,254
2.80%, 05/15/50	111	70,680
Albemarle Corp.
4.65%, 06/01/27(b)	75	75,459
5.05%, 06/01/32(b)	75	75,506
5.45%, 12/01/44(b)	60	54,766
5.65%, 06/01/52	50	45,164
Cabot Corp., 5.00%, 06/30/32	100	101,553
CF Industries, Inc.
5.15%, 03/15/34	87	87,388
5.30%, 11/26/35	125	124,567
4.95%, 06/01/43	87	77,900
5.38%, 03/15/44	87	81,490
Dow Chemical Co.
4.80%, 11/30/28	75	76,103
2.10%, 11/15/30	125	110,606
4.80%, 01/15/31	50	49,717
6.30%, 03/15/33(b)	50	52,667
5.15%, 02/15/34(b)	75	74,446
4.25%, 10/01/34	50	45,641
5.35%, 03/15/35(b)	50	49,555
5.65%, 03/15/36(b)	50	49,779
9.40%, 05/15/39	69	88,704
5.25%, 11/15/41	74	67,064
4.38%, 11/15/42	87	68,869
4.63%, 10/01/44	100	80,263
5.55%, 11/30/48	121	106,249
4.80%, 05/15/49	100	78,520
3.60%, 11/15/50	137	88,354
6.90%, 05/15/53(b)	150	153,827
5.60%, 02/15/54(b)	125	108,624
5.95%, 03/15/55(b)	50	45,489
DuPont de Nemours, Inc.
4.73%, 11/15/28(a)	111	112,405
5.32%, 11/15/38(b)	130	130,272
5.42%, 11/15/48	55	52,303
Eastman Chemical Co.
4.50%, 12/01/28	71	71,536
5.00%, 08/01/29(b)	150	153,034
5.75%, 03/08/33(b)	40	41,916
5.63%, 02/20/34(b)	75	77,377
4.80%, 09/01/42(b)	87	76,979
4.65%, 10/15/44	71	60,206
Ecolab, Inc.
5.25%, 01/15/28	75	77,005
4.80%, 03/24/30	87	89,204
1.30%, 01/30/31	140	121,710

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
Ecolab, Inc. (continued)
2.13%, 02/01/32	$171	$ 150,929
5.00%, 09/01/35(b)	70	71,329
5.50%, 12/08/41	50	51,089
3.95%, 12/01/47	25	20,135
2.13%, 08/15/50	140	77,744
2.70%, 12/15/51	124	76,548
2.75%, 08/18/55	50	30,084
EIDP, Inc.
2.30%, 07/15/30	140	129,429
5.13%, 05/15/32	50	51,301
FMC Corp.
3.45%, 10/01/29	32	28,383
5.65%, 05/18/33	10	8,765
4.50%, 10/01/49(b)	58	36,863
6.38%, 05/18/53(b)	40	29,737
International Flavors & Fragrances, Inc.
4.45%, 09/26/28	57	57,405
4.38%, 06/01/47	57	45,951
5.00%, 09/26/48	87	76,935
Linde, Inc.
1.10%, 08/10/30(b)	155	136,086
2.00%, 08/10/50	122	64,689
LYB International Finance BV
5.25%, 07/15/43	100	86,326
4.88%, 03/15/44	112	92,945
LYB International Finance III LLC
2.25%, 10/01/30	117	104,276
5.63%, 05/15/33	40	40,578
5.50%, 03/01/34(b)	75	74,133
6.15%, 05/15/35(b)	50	51,235
5.88%, 01/15/36	150	149,296
3.38%, 10/01/40(b)	94	68,006
4.20%, 10/15/49	144	103,296
4.20%, 05/01/50	137	97,821
3.63%, 04/01/51	127	81,842
3.80%, 10/01/60(b)	70	43,614
LyondellBasell Industries NV, 4.63%, 02/26/55(b)	115	87,097
Mosaic Co.
4.05%, 11/15/27	171	170,903
5.38%, 11/15/28	50	51,542
5.45%, 11/15/33(b)	214	219,869
4.88%, 11/15/41	50	45,147
5.63%, 11/15/43(b)	75	72,264
Nutrien Ltd.
4.50%, 03/12/27	50	50,286
5.20%, 06/21/27	50	50,816
4.90%, 03/27/28	30	30,542
2.95%, 05/13/30	171	161,557
5.25%, 03/12/32	75	77,282
5.40%, 06/21/34(b)	50	51,578
4.13%, 03/15/35	100	92,357
5.63%, 12/01/40	50	50,151
4.90%, 06/01/43(b)	87	79,216
5.25%, 01/15/45	50	46,725
5.00%, 04/01/49	130	116,415
3.95%, 05/13/50	87	65,881
5.80%, 03/27/53(b)	100	99,825
PPG Industries, Inc.
2.80%, 08/15/29	171	163,406
4.38%, 03/15/31	50	49,940
Security	Par (000)	Value
Chemicals (continued)
RPM International, Inc.
2.95%, 01/15/32	$86	$ 77,949
5.25%, 06/01/45	87	82,464
Sherwin-Williams Co.
3.45%, 06/01/27	87	86,336
4.55%, 03/01/28	50	50,589
4.30%, 08/15/28	50	50,309
2.95%, 08/15/29	108	103,462
4.50%, 08/15/30	50	50,450
2.20%, 03/15/32	189	165,579
5.15%, 08/15/35(b)	50	50,880
4.55%, 08/01/45	100	85,375
4.50%, 06/01/47	171	145,753
3.80%, 08/15/49	153	114,507
Westlake Corp.
3.38%, 06/15/30(b)	75	71,594
5.55%, 11/15/35	70	69,984
5.00%, 08/15/46(b)	130	111,731
4.38%, 11/15/47	50	38,751
3.13%, 08/15/51	110	66,385
6.38%, 11/15/55	50	49,191
		9,378,381
Commercial Services & Supplies — 0.1%
American University, Series 2019, 3.67%, 04/01/49	60	45,123
Brown University, Series A, 2.92%, 09/01/50	75	49,281
California Endowment, Series 2021, 2.50%, 04/01/51(b)	84	49,578
California Institute of Technology, 3.65%, 09/01/2119	171	108,326
Cornell University
Series 2025, 4.17%, 06/15/30	55	55,205
Series 2025, 4.73%, 06/15/35	60	60,137
Duke University
Series 2020, 2.68%, 10/01/44	75	54,558
Series 2020, 2.83%, 10/01/55(b)	88	55,095
Emory University, Series 2020, 2.97%, 09/01/50	62	40,541
Ford Foundation(b)
Series 2020, 2.42%, 06/01/50	60	35,704
Series 2020, 2.82%, 06/01/70	70	39,463
GATX Corp.
3.85%, 03/30/27	87	86,688
4.55%, 11/07/28	50	50,414
4.70%, 04/01/29(b)	171	172,790
4.00%, 06/30/30	50	49,266
1.90%, 06/01/31(b)	50	43,811
3.50%, 06/01/32	50	46,754
4.90%, 03/15/33	145	145,165
5.45%, 09/15/33	100	103,477
6.05%, 03/15/34	50	53,167
6.90%, 05/01/34(b)	25	28,007
5.50%, 06/15/35	75	76,854
5.20%, 03/15/44	50	47,104
6.05%, 06/05/54	100	101,244
George Washington University
4.87%, 09/15/45	74	67,770
Series 2014, 4.30%, 09/15/44(b)	87	73,923
Series 2018, 4.13%, 09/15/48	58	47,278
Georgetown University
Series 20A, 2.94%, 04/01/50(b)	77	49,457
Series A, 5.22%, 10/01/2118	62	54,337
Series B, 4.32%, 04/01/49	40	33,101
Master Portfolio Schedule of Investments

Schedule of Investments (continued)
December 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services & Supplies (continued)
Global Payments, Inc.
4.50%, 11/15/28	$150	$ 150,285
4.88%, 11/15/30	135	135,151
5.20%, 11/15/32	75	75,035
5.55%, 11/15/35	225	223,635
Howard University, Series 22A, 5.21%, 10/01/52	73	62,084
Leland Stanford Junior University
4.68%, 03/01/35(b)	50	50,364
3.65%, 05/01/48	130	102,269
2.41%, 06/01/50	75	44,944
Massachusetts Institute of Technology
3.96%, 07/01/38(b)	98	90,964
3.07%, 04/01/52	27	17,823
5.62%, 06/01/55	100	102,627
5.60%, 07/01/2111	87	86,777
4.68%, 07/01/2114	75	62,076
Series F, 2.99%, 07/01/50	73	48,589
Series G, 2.29%, 07/01/51	56	31,892
Moody’s Corp., 4.88%, 12/17/48	50	44,900
Northeastern University, Series 2020, 2.89%, 10/01/50	51	33,987
Northwestern University
Series 2017, 3.66%, 12/01/57(b)	58	42,033
Series 2020, 2.64%, 12/01/50	85	53,259
President and Fellows of Harvard College
3.15%, 07/15/46	62	44,927
2.52%, 10/15/50	71	43,238
3.30%, 07/15/56	121	83,271
RELX Capital, Inc.
4.75%, 03/27/30	100	101,970
3.00%, 05/22/30	100	95,144
Rockefeller Foundation, Series 2020, 2.49%, 10/01/50	71	42,919
S&P Global, Inc.(a)
4.25%, 01/15/31	45	44,988
4.80%, 12/04/35	25	24,923
Thomas Jefferson University, 3.85%, 11/01/57	47	32,883
TR Finance LLC, 5.65%, 11/23/43	171	171,107
Triton Container International Ltd./TAL International Container Corp., 3.25%, 03/15/32	50	45,351
Trustees of Boston College, 3.13%, 07/01/52	87	59,130
Trustees of Princeton University
4.65%, 07/01/30	5	5,116
5.70%, 03/01/39	87	93,937
Series 2020, 2.52%, 07/01/50	74	46,322
Trustees of the University of Pennsylvania
3.61%, 02/15/2119(b)	57	35,747
Series 2020, 2.40%, 10/01/50	52	30,547
University of Chicago, Series C, 2.55%, 04/01/50(b)	73	47,476
University of Miami, Series 2022, 4.06%, 04/01/52(b)	67	53,666
University of Notre Dame du Lac, Series 2017, 3.39%, 02/15/48	82	61,553
University of Southern California
2.81%, 10/01/50	71	45,205
4.98%, 10/01/53(b)	75	68,896
Series 21A, 2.95%, 10/01/51(b)	87	56,495
Series A, 3.23%, 10/01/2120	69	39,762
Verisk Analytics, Inc.
4.13%, 03/15/29	87	86,828
4.50%, 08/15/30	55	55,416
Security	Par (000)	Value
Commercial Services & Supplies (continued)
Verisk Analytics, Inc. (continued)
5.75%, 04/01/33	$55	$ 58,177
5.25%, 06/05/34	90	92,147
5.25%, 03/15/35	75	76,323
5.13%, 02/15/36(b)	75	75,342
5.50%, 06/15/45	75	72,949
3.63%, 05/15/50	58	41,851
Washington University(b)
4.35%, 04/15/2122	83	62,669
Series 2022, 3.52%, 04/15/54	75	54,307
William Marsh Rice University, 3.77%, 05/15/55	85	65,291
Yale University
Series 2020, 1.48%, 04/15/30	54	48,708
Series 2020, 2.40%, 04/15/50	62	37,181
		5,584,074
Communications Equipment — 0.0%
Juniper Networks, Inc.
3.75%, 08/15/29	87	84,961
5.95%, 03/15/41	87	87,268
Motorola Solutions, Inc.
4.60%, 02/23/28(b)	87	87,877
5.00%, 04/15/29	25	25,615
4.60%, 05/23/29	166	167,993
4.85%, 08/15/30	50	51,015
2.30%, 11/15/30	146	132,599
2.75%, 05/24/31	102	93,320
5.20%, 08/15/32(b)	50	51,552
5.40%, 04/15/34	175	180,712
5.55%, 08/15/35(b)	50	51,960
5.50%, 09/01/44	75	73,067
		1,087,939
Construction & Engineering — 0.0%
Jacobs Engineering Group, Inc.
6.35%, 08/18/28	100	105,196
5.90%, 03/01/33(b)	75	79,003
MasTec, Inc., 5.90%, 06/15/29	25	26,046
		210,245
Consumer Discretionary — 0.0%
Automatic Data Processing, Inc.
1.70%, 05/15/28	100	95,510
1.25%, 09/01/30	341	301,582
4.75%, 05/08/32	75	76,815
4.45%, 09/09/34	120	119,638
Cintas Corp. No 2, 4.20%, 05/01/28	50	50,248
Cintas Corp. No. 2
3.70%, 04/01/27	87	86,839
4.00%, 05/01/32	61	59,686
Quanta Services, Inc.
4.75%, 08/09/27	50	50,605
4.30%, 08/09/28	50	50,265
2.90%, 10/01/30	90	84,237
4.50%, 01/15/31	50	50,041
2.35%, 01/15/32	80	70,455
5.25%, 08/09/34(b)	50	51,265
5.10%, 08/09/35	50	50,107
3.05%, 10/01/41	69	51,099
RELX Capital, Inc.
4.00%, 03/18/29	25	24,919

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Consumer Discretionary (continued)
RELX Capital, Inc. (continued)
5.25%, 03/27/35	$100	$ 103,210
UL Solutions, Inc., 6.50%, 10/20/28	25	26,385
		1,402,906
Consumer Finance — 0.4%
American Express Co.
2.55%, 03/04/27	392	386,324
3.30%, 05/03/27	187	185,721
5.85%, 11/05/27	140	144,810
4.05%, 05/03/29	86	86,265
4.05%, 12/03/42	217	186,920
(1-day SOFR + 0.81%), 4.35%, 07/20/29(c)	175	176,277
(1-day SOFR + 0.93%), 5.04%, 07/26/28(c)	265	269,473
(1-day SOFR + 1.00%), 5.10%, 02/16/28(c)	210	212,439
(1-day SOFR + 1.22%), 4.92%, 07/20/33(c)	230	234,070
(1-day SOFR + 1.26%), 4.73%, 04/25/29(c)	150	152,301
(1-day SOFR + 1.42%), 5.28%, 07/26/35(c)	175	180,334
(1-day SOFR + 1.44%), 5.02%, 04/25/31(c)	150	154,582
(1-day SOFR + 1.63%), 5.92%, 04/25/35(c)	50	53,113
(1-day SOFR + 1.76%), 4.42%, 08/03/33(c)	200	198,510
(1-day SOFR + 1.79%), 5.67%, 04/25/36(c)	175	184,776
(1-day SOFR + 1.84%), 5.04%, 05/01/34(c)	145	148,676
(1-day SOFR + 1.93%), 5.63%, 07/28/34(c)	50	52,219
(1-day SOFR + 1.94%), 6.49%, 10/30/31(c)	75	81,913
(1-day SOFR + 2.26%), 4.99%, 05/26/33(c)	100	101,553
(1-day SOFR Index + 1.02%), 5.09%, 01/30/31(c)	100	103,075
(1-day SOFR Index + 1.09%), 5.53%, 04/25/30(c)	100	104,320
(1-day SOFR Index + 1.28%), 5.28%, 07/27/29(c)	100	102,994
(1-day SOFR Index + 1.32%), 5.44%, 01/30/36(c)	220	228,507
Andrew W Mellon Foundation, Series 2020, 0.95%, 08/01/27(b)	83	79,292
Block Financial LLC
2.50%, 07/15/28	89	84,899
3.88%, 08/15/30	100	96,322
5.38%, 09/15/32	25	25,161
Capital One Financial Corp.
4.10%, 02/09/27	100	100,068
3.75%, 03/09/27	162	161,518
3.65%, 05/11/27	341	339,398
3.80%, 01/31/28	371	369,486
6.70%, 11/29/32	150	166,004
(1-day SOFR + 1.25%), 4.49%, 09/11/31(c)	170	169,751
(1-day SOFR + 1.27%), 2.62%, 11/02/32(b)(c)	87	77,966
(1-day SOFR + 1.34%), 2.36%, 07/29/32(c)	171	149,687
(1-day SOFR + 1.56%), 5.46%, 07/26/30(c)	135	139,903
(1-day SOFR + 1.63%), 5.20%, 09/11/36(c)	200	198,991
(1-day SOFR + 1.79%), 3.27%, 03/01/30(c)	118	114,502
(1-day SOFR + 1.91%), 5.70%, 02/01/30(c)	30	31,191
(1-day SOFR + 1.99%), 5.88%, 07/26/35(c)	355	373,640
(1-day SOFR + 2.04%), 6.18%, 01/30/36(b)(c)	50	52,194
(1-day SOFR + 2.06%), 4.93%, 05/10/28(c)	180	182,120
(1-day SOFR + 2.08%), 5.47%, 02/01/29(c)	100	102,678
(1-day SOFR + 2.26%), 6.05%, 02/01/35(c)	135	143,706
(1-day SOFR + 2.37%), 5.27%, 05/10/33(c)	100	102,564
(1-day SOFR + 2.60%), 5.25%, 07/26/30(c)	50	51,573
(1-day SOFR + 2.60%), 5.82%, 02/01/34(c)	90	94,197
(1-day SOFR + 2.64%), 6.31%, 06/08/29(c)	140	146,923
(1-day SOFR + 2.86%), 6.38%, 06/08/34(c)	330	356,707
(1-day SOFR Index + 3.37%), 7.96%, 11/02/34(c)	75	88,425
Equifax, Inc.
5.10%, 12/15/27	95	96,775
Security	Par (000)	Value
Consumer Finance (continued)
Equifax, Inc. (continued)
5.10%, 06/01/28	$40	$ 40,868
4.80%, 09/15/29	90	91,460
3.10%, 05/15/30	50	47,325
2.35%, 09/15/31(b)	171	152,101
Global Payments, Inc.
2.15%, 01/15/27	86	84,191
4.95%, 08/15/27	50	50,539
3.20%, 08/15/29	187	178,312
5.30%, 08/15/29	35	35,799
2.90%, 05/15/30	175	162,339
2.90%, 11/15/31	69	61,839
5.40%, 08/15/32(b)	150	152,555
4.15%, 08/15/49	112	83,260
5.95%, 08/15/52(b)	100	95,525
Mastercard, Inc.
3.30%, 03/26/27	82	81,581
4.10%, 01/15/28	65	65,504
3.50%, 02/26/28	75	74,760
4.88%, 03/09/28	85	86,933
2.95%, 06/01/29	257	248,942
3.35%, 03/26/30	144	140,614
1.90%, 03/15/31	90	80,744
2.00%, 11/18/31(b)	100	89,102
4.35%, 01/15/32	150	150,744
4.95%, 03/15/32	50	51,783
4.85%, 03/09/33	50	51,397
4.88%, 05/09/34	75	76,873
4.55%, 01/15/35	145	144,976
3.80%, 11/21/46	120	95,827
3.65%, 06/01/49	127	96,710
3.85%, 03/26/50	181	141,693
2.95%, 03/15/51	96	63,034
Moody’s Corp.
3.25%, 01/15/28(b)	130	128,241
2.00%, 08/19/31(b)	73	64,868
5.00%, 08/05/34(b)	50	50,961
2.75%, 08/19/41	63	45,146
5.25%, 07/15/44	75	72,630
3.25%, 05/20/50	71	48,276
3.75%, 02/25/52	74	55,187
3.10%, 11/29/61	81	50,240
PayPal Holdings, Inc.
2.85%, 10/01/29	229	219,354
2.30%, 06/01/30	81	75,003
4.40%, 06/01/32	90	89,851
5.15%, 06/01/34	75	76,916
5.10%, 04/01/35	50	50,877
3.25%, 06/01/50(b)	102	69,375
5.05%, 06/01/52(b)	140	127,034
5.50%, 06/01/54(b)	75	72,767
5.25%, 06/01/62	90	82,600
S&P Global, Inc.
2.45%, 03/01/27	160	157,455
4.75%, 08/01/28(b)	171	174,176
2.70%, 03/01/29	170	163,381
4.25%, 05/01/29(b)	171	171,918
2.50%, 12/01/29(b)	81	76,337
1.25%, 08/15/30(b)	75	65,928
2.90%, 03/01/32	175	161,292
3.25%, 12/01/49	80	56,045
3.70%, 03/01/52(b)	126	95,415
Master Portfolio Schedule of Investments

Schedule of Investments (continued)
December 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Consumer Finance (continued)
S&P Global, Inc. (continued)
2.30%, 08/15/60	$87	$ 43,995
3.90%, 03/01/62	30	22,364
Synchrony Financial
3.95%, 12/01/27	171	170,185
5.15%, 03/19/29	87	88,168
2.88%, 10/28/31	150	134,574
(1-day SOFR + 1.40%), 5.02%, 07/29/29(c)	50	50,629
(1-day SOFR + 1.68%), 5.45%, 03/06/31(b)(c)	75	76,898
(1-day SOFR + 2.07%), 6.00%, 07/29/36(c)	60	61,586
(1-day SOFR Index + 2.13%), 5.94%, 08/02/30(c)	50	52,109
Visa, Inc.
1.90%, 04/15/27	341	333,991
2.75%, 09/15/27(b)	197	194,615
2.05%, 04/15/30(b)	171	158,463
1.10%, 02/15/31(b)	240	209,173
4.15%, 12/14/35(b)	87	84,645
2.70%, 04/15/40(b)	171	131,725
4.30%, 12/14/45	469	409,403
3.65%, 09/15/47	119	92,824
2.00%, 08/15/50	189	102,466
Western Union Co., 6.20%, 11/17/36(b)	92	95,824
		15,817,053
Consumer Staples Distribution & Retail — 0.2%
Best Buy Co., Inc., 1.95%, 10/01/30(b)	114	102,454
Costco Wholesale Corp.
3.00%, 05/18/27	257	255,110
1.38%, 06/20/27	150	145,363
1.60%, 04/20/30	257	232,788
1.75%, 04/20/32	87	75,467
Dollar General Corp.
5.20%, 07/05/28	35	35,874
3.50%, 04/03/30	100	96,716
5.00%, 11/01/32(b)	75	76,080
5.45%, 07/05/33	40	41,478
4.13%, 04/03/50	100	78,561
5.50%, 11/01/52(b)	50	47,627
Dollar Tree, Inc.
4.20%, 05/15/28	171	171,102
2.65%, 12/01/31	87	78,510
3.38%, 12/01/51	71	47,680
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	73	75,593
Kroger Co.
3.70%, 08/01/27	87	86,685
4.50%, 01/15/29(b)	171	173,205
2.20%, 05/01/30(b)	100	92,001
1.70%, 01/15/31	182	160,360
5.00%, 09/15/34	205	206,133
5.40%, 07/15/40	25	24,899
5.00%, 04/15/42	50	46,621
5.15%, 08/01/43(b)	66	61,916
3.88%, 10/15/46	87	67,594
4.45%, 02/01/47	100	84,132
4.65%, 01/15/48	87	74,749
5.40%, 01/15/49	87	82,913
3.95%, 01/15/50(b)	75	57,251
5.50%, 09/15/54	255	242,837
5.65%, 09/15/64	175	166,932
Sysco Corp.
3.25%, 07/15/27(b)	171	169,317
5.75%, 01/17/29	50	52,256
5.95%, 04/01/30	171	181,336
Security	Par (000)	Value
Consumer Staples Distribution & Retail (continued)
Sysco Corp. (continued)
5.10%, 09/23/30	$25	$ 25,813
2.45%, 12/14/31	87	77,975
6.00%, 01/17/34	50	54,026
5.40%, 03/23/35(b)	50	51,789
4.85%, 10/01/45	53	47,791
4.50%, 04/01/46	87	74,737
4.45%, 03/15/48	87	73,650
6.60%, 04/01/50(b)	214	235,100
3.15%, 12/14/51	100	66,654
Target Corp.
1.95%, 01/15/27(b)	74	72,669
4.35%, 06/15/28(b)	50	50,585
3.38%, 04/15/29(b)	171	168,010
2.35%, 02/15/30	169	158,086
2.65%, 09/15/30	99	92,844
4.50%, 09/15/32(b)	100	100,988
4.40%, 01/15/33(b)	150	149,941
4.50%, 09/15/34	100	99,007
5.00%, 04/15/35(b)	150	151,969
5.25%, 02/15/36	25	25,679
7.00%, 01/15/38	174	203,100
4.00%, 07/01/42	100	84,433
3.90%, 11/15/47	87	68,439
2.95%, 01/15/52(b)	120	76,532
4.80%, 01/15/53	150	133,578
Walmart, Inc.
4.10%, 04/28/27(b)	45	45,308
3.95%, 09/09/27(b)	125	125,709
3.90%, 04/15/28(b)	45	45,237
3.70%, 06/26/28	50	50,096
3.25%, 07/08/29	50	49,231
4.00%, 04/15/30	160	161,404
4.35%, 04/28/30	130	132,051
1.80%, 09/22/31	216	192,478
4.15%, 09/09/32(b)	100	100,629
4.10%, 04/15/33(b)	180	179,678
4.90%, 04/28/35	210	215,884
6.50%, 08/15/37	200	231,107
3.95%, 06/28/38(b)	200	185,633
5.63%, 04/01/40(b)	341	362,037
2.50%, 09/22/41	200	144,914
4.05%, 06/29/48	182	151,815
2.65%, 09/22/51(b)	150	94,564
4.50%, 09/09/52	250	220,186
4.50%, 04/15/53(b)	180	159,181
2.38%, 09/24/29	33	31,289
		8,813,366
Containers & Packaging — 0.1%
Amcor Finance USA, Inc.
4.50%, 05/15/28	75	75,430
5.63%, 05/26/33(b)	40	41,754
Amcor Flexibles North America, Inc.
4.80%, 03/17/28	50	50,687
5.10%, 03/17/30(b)	100	102,649
2.63%, 06/19/30	70	64,895
2.69%, 05/25/31	122	111,551
5.50%, 03/17/35(b)	85	87,799
Amcor Group Finance PLC, 5.45%, 05/23/29	50	51,687
AptarGroup, Inc.
4.75%, 03/30/31	50	50,353
3.60%, 03/15/32	50	46,678

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Containers & Packaging (continued)
Berry Global, Inc.
1.65%, 01/15/27	$87	$ 84,697
5.80%, 06/15/31	50	52,783
5.65%, 01/15/34(b)	80	83,348
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27	200	197,464
5.50%, 11/02/47	200	178,796
Georgia-Pacific LLC
7.75%, 11/15/29(b)	100	112,798
8.88%, 05/15/31	92	111,542
International Paper Co.
4.80%, 06/15/44	77	67,840
5.15%, 05/15/46	50	45,909
4.40%, 08/15/47	237	194,278
4.35%, 08/15/48(b)	100	80,829
Packaging Corp. of America
3.00%, 12/15/29	70	66,929
5.70%, 12/01/33	30	31,647
5.20%, 08/15/35	100	101,530
4.05%, 12/15/49	37	29,330
3.05%, 10/01/51(b)	65	42,285
Smurfit Kappa Treasury ULC, 5.44%, 04/03/34	200	207,080
Smurfit Westrock Financing DAC(b)
5.42%, 01/15/35	200	205,929
5.19%, 01/15/36	200	201,421
Sonoco Products Co.
2.25%, 02/01/27	277	271,672
4.60%, 09/01/29	50	50,401
3.13%, 05/01/30	75	70,955
2.85%, 02/01/32(b)	171	154,184
5.00%, 09/01/34(b)	100	99,060
Suzano Austria GmbH
2.50%, 09/15/28	100	94,562
6.00%, 01/15/29	200	205,625
5.00%, 01/15/30	200	200,002
3.75%, 01/15/31	261	246,019
3.13%, 01/15/32(b)	100	89,206
Suzano Netherlands BV, 5.50%, 01/15/36	100	99,098
WestRock MWV LLC, 8.20%, 01/15/30	74	84,206
WRKCo, Inc.
4.00%, 03/15/28	171	170,563
3.90%, 06/01/28	50	49,739
4.90%, 03/15/29	171	174,121
4.20%, 06/01/32	25	24,284
		4,863,615
Distributors — 0.0%
LKQ Corp., 5.75%, 06/15/28	100	103,301
WW Grainger, Inc.
4.45%, 09/15/34	45	44,597
4.60%, 06/15/45	100	90,254
4.20%, 05/15/47	100	84,148
		322,300
Diversified Consumer Services — 0.0%
Rollins, Inc., 5.25%, 02/24/35	50	51,013
Diversified REITs — 0.5%
Agree LP
4.80%, 10/01/32	30	30,186
2.60%, 06/15/33	50	43,124
5.63%, 06/15/34	80	83,625
5.60%, 06/15/35(b)	25	26,169
Security	Par (000)	Value
Diversified REITs (continued)
American Assets Trust LP
3.38%, 02/01/31	$75	$ 68,350
6.15%, 10/01/34	75	76,079
American Homes 4 Rent LP
4.90%, 02/15/29	171	173,832
4.95%, 06/15/30	25	25,500
2.38%, 07/15/31(b)	35	31,287
3.63%, 04/15/32(b)	70	66,117
5.50%, 02/01/34	50	51,630
5.50%, 07/15/34	75	77,478
5.25%, 03/15/35	50	50,714
3.38%, 07/15/51	25	16,907
4.30%, 04/15/52	50	39,721
American Tower Corp.
2.75%, 01/15/27	76	74,993
3.65%, 03/15/27	69	68,694
3.55%, 07/15/27	75	74,405
3.60%, 01/15/28	100	99,060
1.50%, 01/31/28	50	47,442
5.50%, 03/15/28(b)	70	72,021
5.25%, 07/15/28	40	41,132
5.80%, 11/15/28(b)	85	88,734
5.20%, 02/15/29	25	25,729
3.95%, 03/15/29	87	86,266
3.80%, 08/15/29	187	184,120
2.90%, 01/15/30	93	88,282
5.00%, 01/31/30(b)	50	51,198
4.90%, 03/15/30	75	76,600
2.10%, 06/15/30	141	127,963
1.88%, 10/15/30(b)	100	89,325
2.70%, 04/15/31	104	95,493
2.30%, 09/15/31	124	110,137
4.05%, 03/15/32(b)	79	76,895
4.70%, 12/15/32	75	75,016
5.65%, 03/15/33	70	73,752
5.55%, 07/15/33	40	41,885
5.90%, 11/15/33	100	106,809
5.45%, 02/15/34	25	25,967
5.40%, 01/31/35	50	51,468
5.35%, 03/15/35	100	102,521
3.70%, 10/15/49	75	55,687
3.10%, 06/15/50	182	119,560
2.95%, 01/15/51	200	127,229
Americold Realty Operating Partnership LP
5.60%, 05/15/32	25	25,169
5.41%, 09/12/34(b)	50	48,793
AvalonBay Communities, Inc.
3.20%, 01/15/28	191	188,226
1.90%, 12/01/28(b)	104	98,274
3.30%, 06/01/29	64	62,334
2.30%, 03/01/30	100	92,709
4.35%, 12/01/30	45	45,095
2.45%, 01/15/31	100	91,468
2.05%, 01/15/32(b)	130	113,984
5.30%, 12/07/33	25	26,039
5.00%, 08/01/35	50	50,559
3.90%, 10/15/46	87	69,240
4.15%, 07/01/47	50	41,306
Brixmor Operating Partnership LP
3.90%, 03/15/27	50	49,852
4.13%, 05/15/29	214	213,130
4.05%, 07/01/30	100	98,587
2.50%, 08/16/31(b)	50	44,942
Master Portfolio Schedule of Investments

Schedule of Investments (continued)
December 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified REITs (continued)
Brixmor Operating Partnership LP (continued)
5.20%, 04/01/32	$50	$ 51,205
4.85%, 02/15/33	50	50,106
5.50%, 02/15/34(b)	25	25,777
5.75%, 02/15/35	50	52,523
Broadstone Net Lease LLC
2.60%, 09/15/31	100	88,492
5.00%, 11/01/32	25	25,042
Camden Property Trust
3.15%, 07/01/29(b)	100	96,521
2.80%, 05/15/30	257	242,529
4.90%, 01/15/34	25	25,310
Crown Castle, Inc.
4.00%, 03/01/27	171	170,610
2.90%, 03/15/27	70	68,992
3.65%, 09/01/27	125	124,005
5.00%, 01/11/28	90	91,406
3.80%, 02/15/28	341	338,287
4.80%, 09/01/28	250	253,637
5.60%, 06/01/29	75	77,824
4.90%, 09/01/29(b)	90	91,396
3.10%, 11/15/29	25	23,820
3.30%, 07/01/30	75	71,142
2.25%, 01/15/31	171	152,739
2.10%, 04/01/31	75	66,191
2.50%, 07/15/31	50	44,698
5.10%, 05/01/33	80	80,674
5.80%, 03/01/34	65	68,143
5.20%, 09/01/34(b)	125	126,273
2.90%, 04/01/41	141	102,844
5.20%, 02/15/49	50	45,070
4.00%, 11/15/49	102	76,573
4.15%, 07/01/50	150	116,629
3.25%, 01/15/51(b)	50	33,047
CubeSmart LP
3.00%, 02/15/30	100	94,770
2.00%, 02/15/31	87	76,973
5.13%, 11/01/35	100	100,106
Digital Realty Trust LP
3.70%, 08/15/27(b)	171	170,073
5.55%, 01/15/28(b)	285	292,715
3.60%, 07/01/29	130	127,342
EPR Properties
4.50%, 06/01/27	75	75,115
4.95%, 04/15/28	75	75,546
3.75%, 08/15/29	75	72,658
4.75%, 11/15/30	25	24,805
Equinix Europe 2 Financing Corp. LLC
4.60%, 11/15/30	100	100,301
5.50%, 06/15/34	50	51,765
Equinix, Inc.
1.80%, 07/15/27	120	115,928
1.55%, 03/15/28	144	136,594
2.00%, 05/15/28	67	63,934
3.20%, 11/18/29	156	149,752
2.15%, 07/15/30	87	78,907
2.50%, 05/15/31	152	137,557
3.90%, 04/15/32	75	72,083
3.00%, 07/15/50	71	45,238
3.40%, 02/15/52	140	95,649
ERP Operating LP
3.25%, 08/01/27	87	86,164
3.50%, 03/01/28	171	169,355
Security	Par (000)	Value
Diversified REITs (continued)
ERP Operating LP (continued)
4.15%, 12/01/28	$50	$ 50,245
3.00%, 07/01/29	128	123,419
2.50%, 02/15/30(b)	72	67,542
1.85%, 08/01/31	76	67,031
4.95%, 06/15/32	50	51,125
4.65%, 09/15/34	75	74,211
4.50%, 07/01/44	80	71,233
4.50%, 06/01/45	87	76,234
Essex Portfolio LP
4.00%, 03/01/29	71	70,449
3.00%, 01/15/30	70	66,495
1.65%, 01/15/31(b)	90	78,543
2.55%, 06/15/31(b)	60	54,431
2.65%, 03/15/32	100	89,152
5.50%, 04/01/34	25	25,894
5.38%, 04/01/35	75	77,157
4.88%, 02/15/36	25	24,506
2.65%, 09/01/50	71	42,781
Extra Space Storage LP
3.88%, 12/15/27	50	49,844
3.90%, 04/01/29	150	148,225
4.00%, 06/15/29	21	20,793
5.50%, 07/01/30	25	26,020
2.20%, 10/15/30(b)	69	62,425
5.90%, 01/15/31	30	31,808
2.55%, 06/01/31	87	78,607
2.40%, 10/15/31	75	66,646
2.35%, 03/15/32	70	61,275
4.95%, 01/15/33	100	101,082
5.40%, 02/01/34	50	51,312
5.35%, 01/15/35	75	76,678
5.40%, 06/15/35	50	51,257
Federal Realty OP LP
3.25%, 07/15/27	87	85,962
5.38%, 05/01/28	40	40,998
3.50%, 06/01/30(b)	140	135,366
4.50%, 12/01/44	25	21,845
First Industrial LP, 5.25%, 01/15/31	25	25,517
GLP Capital LP/GLP Financing II, Inc.
5.30%, 01/15/29	171	173,976
4.00%, 01/15/30(b)	169	164,295
4.00%, 01/15/31	100	95,783
3.25%, 01/15/32	63	57,000
5.25%, 02/15/33	75	75,272
5.63%, 09/15/34(b)	95	96,382
5.75%, 11/01/37	75	74,596
6.25%, 09/15/54(b)	50	49,720
Invitation Homes Operating Partnership LP
2.30%, 11/15/28	79	75,120
5.45%, 08/15/30	60	62,375
2.00%, 08/15/31(b)	70	61,141
4.15%, 04/15/32	50	48,531
4.95%, 01/15/33	50	50,726
5.50%, 08/15/33	90	93,187
2.70%, 01/15/34	87	74,350
4.88%, 02/01/35(b)	100	98,701
Kimco Realty OP LLC
3.80%, 04/01/27	100	99,891
2.25%, 12/01/31(b)	87	77,169
3.20%, 04/01/32	100	92,830
4.60%, 02/01/33	75	74,949
6.40%, 03/01/34	25	27,580

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified REITs (continued)
Kimco Realty OP LLC (continued)
4.85%, 03/01/35	$100	$ 99,572
5.30%, 02/01/36(b)	50	51,199
4.25%, 04/01/45	100	84,104
4.45%, 09/01/47	62	52,853
3.70%, 10/01/49	87	64,395
Kite Realty Group LP
5.20%, 08/15/32	50	51,084
5.50%, 03/01/34	50	51,603
Kite Realty Group Trust, 4.75%, 09/15/30	50	50,552
Lineage OP LP, 5.25%, 07/15/30(a)	50	50,442
LXP Industrial Trust, 2.70%, 09/15/30	50	45,850
Mid-America Apartments LP
3.60%, 06/01/27	87	86,700
3.95%, 03/15/29	87	86,482
1.70%, 02/15/31	69	60,438
5.30%, 02/15/32	25	26,097
4.65%, 01/15/33	25	24,967
5.00%, 03/15/34	25	25,258
4.95%, 03/01/35	50	50,360
2.88%, 09/15/51	66	41,938
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/31(b)	50	44,810
5.25%, 08/15/32	25	25,553
5.75%, 07/15/34	50	52,278
4.95%, 01/15/35	25	24,652
Prologis LP
2.13%, 04/15/27	30	29,361
4.88%, 06/15/28	45	46,063
4.38%, 02/01/29	50	50,478
2.88%, 11/15/29	93	88,913
2.25%, 04/15/30	213	197,617
1.75%, 07/01/30	82	73,771
1.25%, 10/15/30	65	56,921
4.75%, 01/15/31	75	76,666
1.75%, 02/01/31	64	56,596
2.25%, 01/15/32	75	66,365
4.63%, 01/15/33(b)	135	136,234
4.75%, 06/15/33	90	90,760
5.13%, 01/15/34	50	51,328
5.00%, 03/15/34	100	101,848
5.00%, 01/31/35	50	50,604
5.25%, 05/15/35	115	118,718
3.05%, 03/01/50	50	33,421
3.00%, 04/15/50	95	62,675
2.13%, 10/15/50	50	26,901
5.25%, 06/15/53	140	133,032
5.25%, 03/15/54	125	118,773
Public Storage Operating Co.
3.09%, 09/15/27	25	24,693
1.85%, 05/01/28	207	197,492
1.95%, 11/09/28	133	125,951
5.13%, 01/15/29(b)	30	30,994
3.39%, 05/01/29	50	48,981
4.38%, 07/01/30	50	50,408
2.30%, 05/01/31	100	90,416
2.25%, 11/09/31	87	77,624
5.00%, 07/01/35(b)	40	40,643
5.35%, 08/01/53	125	120,868
Rayonier LP, 2.75%, 05/17/31	124	111,784
Security	Par (000)	Value
Diversified REITs (continued)
Regency Centers LP
2.95%, 09/15/29	$71	$ 68,089
3.70%, 06/15/30	87	85,337
5.00%, 07/15/32	35	35,835
5.10%, 01/15/35	50	50,627
4.40%, 02/01/47(b)	87	74,464
Rexford Industrial Realty LP
5.00%, 06/15/28	30	30,517
2.13%, 12/01/30	71	63,553
2.15%, 09/01/31	79	69,196
Safehold GL Holdings LLC
2.80%, 06/15/31	60	55,145
2.85%, 01/15/32(b)	50	45,038
6.10%, 04/01/34(b)	25	26,494
5.65%, 01/15/35(b)	25	25,666
Sun Communities Operating LP
2.30%, 11/01/28	79	75,173
2.70%, 07/15/31	128	116,317
4.20%, 04/15/32	69	66,977
UDR, Inc.
3.50%, 01/15/28	200	197,729
4.40%, 01/26/29	171	171,774
3.20%, 01/15/30	87	83,591
3.00%, 08/15/31	87	80,545
1.90%, 03/15/33	87	71,803
VICI Properties LP
4.75%, 02/15/28	117	118,143
4.75%, 04/01/28	50	50,526
4.95%, 02/15/30	105	106,260
5.13%, 11/15/31	95	96,238
5.13%, 05/15/32(b)	168	169,162
5.63%, 04/01/35	105	107,225
5.63%, 05/15/52(b)	111	103,750
6.13%, 04/01/54	100	99,625
Weyerhaeuser Co.
4.00%, 11/15/29	171	169,267
7.38%, 03/15/32	80	91,107
3.38%, 03/09/33	90	82,388
4.00%, 03/09/52(b)	55	42,429
WP Carey, Inc.
3.85%, 07/15/29(b)	82	80,838
4.65%, 07/15/30	25	25,174
2.45%, 02/01/32	118	104,048
5.38%, 06/30/34(b)	25	25,802
		20,547,264
Diversified Telecommunication Services — 0.7%
AT&T, Inc.
4.25%, 03/01/27	300	300,670
2.30%, 06/01/27	450	439,715
1.65%, 02/01/28	300	285,968
4.10%, 02/15/28(b)	200	200,088
4.35%, 03/01/29	350	351,824
4.30%, 02/15/30	375	375,474
4.70%, 08/15/30(b)	150	152,483
2.75%, 06/01/31	341	313,172
2.25%, 02/01/32	400	350,803
4.55%, 11/01/32	100	99,350
2.55%, 12/01/33	450	384,062
5.40%, 02/15/34	325	336,978
4.50%, 05/15/35	655	629,177
5.38%, 08/15/35(b)	150	153,712
4.90%, 11/01/35	150	148,149
Master Portfolio Schedule of Investments

Schedule of Investments (continued)
December 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Telecommunication Services (continued)
AT&T, Inc. (continued)
4.90%, 08/15/37	$375	$ 364,554
4.85%, 03/01/39	300	285,285
5.35%, 09/01/40(b)	200	196,375
3.50%, 06/01/41	250	196,649
4.30%, 12/15/42	150	126,546
4.65%, 06/01/44	125	108,221
4.35%, 06/15/45	50	41,255
5.55%, 11/01/45	150	144,454
4.75%, 05/15/46	300	259,930
5.15%, 11/15/46	50	45,716
4.50%, 03/09/48	300	247,698
4.55%, 03/09/49	100	82,731
3.65%, 06/01/51	300	210,813
3.50%, 09/15/53	911	609,663
5.70%, 11/01/54	225	215,812
3.55%, 09/15/55	974	648,335
6.05%, 08/15/56	180	181,058
3.80%, 12/01/57	778	535,141
3.65%, 09/15/59	720	474,811
3.85%, 06/01/60	200	137,214
Bell Telephone Co. of Canada or Bell Canada
2.15%, 02/15/32(b)	87	75,372
5.10%, 05/11/33(b)	135	136,933
5.20%, 02/15/34(b)	75	76,050
4.46%, 04/01/48	150	123,705
4.30%, 07/29/49	67	52,897
3.65%, 03/17/51	50	35,460
3.20%, 02/15/52(b)	50	32,512
3.65%, 08/15/52	33	23,216
5.55%, 02/15/54(b)	125	118,745
British Telecommunications PLC, 9.63%, 12/15/30	300	366,213
Cisco Systems, Inc.
4.80%, 02/26/27	150	151,682
4.55%, 02/24/28	95	96,543
4.85%, 02/26/29	450	461,885
4.75%, 02/24/30	100	102,799
4.95%, 02/26/31	415	430,390
4.95%, 02/24/32	100	103,205
5.05%, 02/26/34	410	421,910
5.10%, 02/24/35	125	128,430
5.90%, 02/15/39	341	366,592
5.50%, 01/15/40	220	228,026
5.30%, 02/26/54	285	273,177
5.50%, 02/24/55	85	84,041
5.35%, 02/26/64	90	85,012
Corning, Inc.
4.75%, 03/15/42	50	45,911
5.35%, 11/15/48	50	48,430
3.90%, 11/15/49	87	66,963
4.38%, 11/15/57(b)	130	104,869
5.85%, 11/15/68	100	97,090
5.45%, 11/15/79	87	79,471
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	300	350,043
Nokia OYJ, 4.38%, 06/12/27	50	50,098
Sprint Capital Corp.
6.88%, 11/15/28	200	214,626
8.75%, 03/15/32	300	362,807
Telefonica Emisiones SA
4.10%, 03/08/27	150	149,910
7.05%, 06/20/36	185	206,388
Security	Par (000)	Value
Diversified Telecommunication Services (continued)
Telefonica Emisiones SA (continued)
4.67%, 03/06/38	$150	$ 136,721
5.21%, 03/08/47	283	249,154
4.90%, 03/06/48	160	134,379
5.52%, 03/01/49(b)	150	136,279
Telefonica Europe BV, 8.25%, 09/15/30	75	86,062
TELUS Corp.
3.70%, 09/15/27	100	99,345
3.40%, 05/13/32	140	129,138
4.60%, 11/16/48	75	63,785
4.30%, 06/15/49	50	39,600
Verizon Communications, Inc.
4.13%, 03/16/27	148	148,352
2.10%, 03/22/28	190	182,419
4.33%, 09/21/28	369	372,035
3.88%, 02/08/29(b)	341	339,781
4.02%, 12/03/29	350	347,332
3.15%, 03/22/30	171	163,757
1.68%, 10/30/30	341	302,377
1.75%, 01/20/31	600	528,141
2.55%, 03/21/31	377	344,274
2.36%, 03/15/32	695	612,468
5.05%, 05/09/33(b)	80	82,049
4.50%, 08/10/33	300	295,247
4.40%, 11/01/34	257	247,959
4.78%, 02/15/35(b)	250	246,143
5.25%, 04/02/35(b)	280	284,589
4.27%, 01/15/36	175	163,950
5.40%, 07/02/37(a)	350	353,748
4.81%, 03/15/39	104	98,698
2.65%, 11/20/40	312	222,686
3.40%, 03/22/41	429	335,914
2.85%, 09/03/41	112	80,720
4.75%, 11/01/41	111	101,097
3.85%, 11/01/42	87	69,757
4.86%, 08/21/46	341	302,891
4.00%, 03/22/50	171	130,309
2.88%, 11/20/50(b)	427	264,728
3.55%, 03/22/51	536	380,472
3.88%, 03/01/52	118	87,420
5.50%, 02/23/54(b)	130	124,806
5.01%, 08/21/54	100	87,682
2.99%, 10/30/56	461	274,266
3.00%, 11/20/60(b)	275	160,245
3.70%, 03/22/61	453	305,673
		24,501,735
Electric Utilities — 2.1%
AEP Texas, Inc.
3.95%, 06/01/28	87	86,610
5.45%, 05/15/29	50	51,763
4.70%, 05/15/32	70	70,244
5.70%, 05/15/34	100	104,235
3.45%, 05/15/51	50	33,779
5.25%, 05/15/52	70	64,186
5.85%, 10/15/55	90	88,322
Series H, 3.45%, 01/15/50	100	68,282
Series I, 2.10%, 07/01/30(b)	100	91,076
AEP Transmission Co. LLC
5.15%, 04/01/34	100	101,949
3.75%, 12/01/47	50	38,271
3.80%, 06/15/49	121	91,139
3.15%, 09/15/49	71	47,996

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
AEP Transmission Co. LLC (continued)
5.40%, 03/15/53	$40	$ 38,892
Series M, 3.65%, 04/01/50	87	64,492
Series N, 2.75%, 08/15/51	71	43,711
Series O, 4.50%, 06/15/52	50	42,384
AES Corp.
5.45%, 06/01/28	60	61,360
2.45%, 01/15/31(b)	127	115,143
5.80%, 03/15/32	90	92,294
Alabama Power Co.
3.75%, 09/01/27	100	100,060
3.05%, 03/15/32	100	92,796
3.94%, 09/01/32	100	96,900
5.85%, 11/15/33	25	26,819
5.10%, 04/02/35(b)	35	35,826
6.13%, 05/15/38	171	185,924
3.75%, 03/01/45	87	68,437
4.30%, 01/02/46	87	73,457
3.45%, 10/01/49	65	46,228
3.13%, 07/15/51	104	68,796
3.00%, 03/15/52	100	64,751
Series 2020-A, 1.45%, 09/15/30(b)	51	45,228
Series C, 4.30%, 03/15/31	50	50,126
Ameren Corp.
1.95%, 03/15/27	133	129,816
5.00%, 01/15/29	50	51,115
3.50%, 01/15/31(b)	171	164,449
5.38%, 03/15/35	75	77,072
Ameren Illinois Co.
3.80%, 05/15/28	50	49,846
3.85%, 09/01/32	90	86,425
4.95%, 06/01/33	50	51,079
4.15%, 03/15/46	87	71,847
4.50%, 03/15/49	50	42,581
3.25%, 03/15/50(b)	53	36,326
5.90%, 12/01/52	50	51,771
5.55%, 07/01/54	75	73,742
5.63%, 03/01/55	125	124,426
American Electric Power Co., Inc.
5.75%, 11/01/27	100	103,075
5.20%, 01/15/29	75	77,302
2.30%, 03/01/30	75	69,303
5.95%, 11/01/32	100	107,322
5.63%, 03/01/33	32	33,606
3.25%, 03/01/50	50	33,300
Series J, 4.30%, 12/01/28	87	87,619
Appalachian Power Co.
5.65%, 04/01/34	50	52,239
7.00%, 04/01/38	50	56,590
4.40%, 05/15/44(b)	87	72,987
Series BB, 4.50%, 08/01/32	100	98,953
Series Y, 4.50%, 03/01/49	120	98,324
Series Z, 3.70%, 05/01/50(b)	70	50,775
Arizona Public Service Co.
2.60%, 08/15/29	87	82,316
6.35%, 12/15/32	100	109,110
5.55%, 08/01/33	150	156,580
5.70%, 08/15/34	25	26,281
5.05%, 09/01/41(b)	87	83,793
4.50%, 04/01/42	71	62,377
4.35%, 11/15/45	50	41,663
4.20%, 08/15/48	87	69,915
3.50%, 12/01/49	64	44,831
Security	Par (000)	Value
Electric Utilities (continued)
Arizona Public Service Co. (continued)
3.35%, 05/15/50	$50	$ 34,290
5.90%, 08/15/55	65	66,088
Avista Corp., 4.35%, 06/01/48	104	85,400
Baltimore Gas and Electric Co.
2.25%, 06/15/31	81	73,157
5.30%, 06/01/34	25	25,873
5.45%, 06/01/35	100	103,613
6.35%, 10/01/36	87	96,370
3.50%, 08/15/46	121	89,635
3.20%, 09/15/49	80	54,056
2.90%, 06/15/50	79	50,532
4.55%, 06/01/52	130	109,473
5.40%, 06/01/53(b)	85	81,723
5.65%, 06/01/54	25	24,824
Basin Electric Power Cooperative, 5.85%, 10/15/55(a)(b)	100	97,942
Berkshire Hathaway Energy Co.
3.25%, 04/15/28(b)	87	85,752
3.70%, 07/15/30	137	134,697
1.65%, 05/15/31	146	127,077
6.13%, 04/01/36	337	365,475
5.95%, 05/15/37	171	183,306
5.15%, 11/15/43	87	83,532
4.50%, 02/01/45	71	61,579
3.80%, 07/15/48	87	65,888
4.45%, 01/15/49	87	72,546
4.25%, 10/15/50	71	56,774
2.85%, 05/15/51	71	44,043
4.60%, 05/01/53(b)	121	101,878
Black Hills Corp.
5.95%, 03/15/28	100	103,689
3.05%, 10/15/29	73	69,668
2.50%, 06/15/30	55	51,015
4.55%, 01/31/31	50	50,010
4.35%, 05/01/33(b)	71	68,422
6.15%, 05/15/34	100	107,245
6.00%, 01/15/35	25	26,661
4.20%, 09/15/46	50	39,917
3.88%, 10/15/49	50	37,222
CenterPoint Energy Houston Electric LLC
5.20%, 10/01/28	50	51,622
4.80%, 03/15/30	50	51,201
4.95%, 04/01/33(b)	100	101,836
5.15%, 03/01/34	40	40,906
5.05%, 03/01/35	100	100,976
3.55%, 08/01/42	74	59,022
4.50%, 04/01/44	70	61,538
3.95%, 03/01/48	87	69,209
5.30%, 04/01/53	30	28,617
Series AC, 4.25%, 02/01/49	50	41,395
Series AD, 2.90%, 07/01/50	60	38,647
Series AE, 2.35%, 04/01/31	100	90,577
Series AF, 3.35%, 04/01/51	87	61,121
Series AG, 3.00%, 03/01/32	70	64,253
Series AH, 3.60%, 03/01/52	50	36,386
Series AI, 4.45%, 10/01/32	40	39,840
Series AJ, 4.85%, 10/01/52(b)	50	44,721
Series AQ, 4.95%, 08/15/35	70	70,499
CenterPoint Energy, Inc.
5.40%, 06/01/29	50	51,783
2.95%, 03/01/30	45	42,643
Cleco Corporate Holdings LLC, 4.97%, 05/01/46	65	56,370
Master Portfolio Schedule of Investments

Schedule of Investments (continued)
December 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
CMS Energy Corp.
3.45%, 08/15/27	$171	$ 169,426
4.88%, 03/01/44	120	107,208
(5-year CMT + 2.90%), 3.75%, 12/01/50(c)	50	46,105
(5-year CMT + 4.12%), 4.75%, 06/01/50(b)(c)	50	49,181
Commonwealth Edison Co.
3.70%, 08/15/28	25	24,904
4.90%, 02/01/33	30	30,697
5.30%, 06/01/34	25	26,038
5.90%, 03/15/36	50	53,691
6.45%, 01/15/38	100	111,758
3.70%, 03/01/45	87	68,062
3.65%, 06/15/46	130	99,316
4.00%, 03/01/48	50	39,714
3.00%, 03/01/50	87	56,880
5.30%, 02/01/53	40	37,863
5.65%, 06/01/54	50	49,581
5.95%, 06/01/55	80	83,144
Series 127, 3.20%, 11/15/49	105	70,970
Series 130, 3.13%, 03/15/51	71	47,085
Series 131, 2.75%, 09/01/51	87	53,354
Series 132, 3.15%, 03/15/32	100	92,618
Series 133, 3.85%, 03/15/52	141	105,455
Connecticut Light and Power Co.
4.65%, 01/01/29	25	25,464
4.95%, 01/15/30(b)	50	51,295
4.90%, 07/01/33	25	25,357
4.95%, 08/15/34	25	25,217
4.30%, 04/15/44	100	85,639
4.00%, 04/01/48	100	79,625
5.25%, 01/15/53	100	94,665
Series A, 3.20%, 03/15/27	87	86,237
Series A, 2.05%, 07/01/31	140	124,440
Consolidated Edison Co. of New York, Inc.
3.80%, 05/15/28(b)	87	86,760
2.40%, 06/15/31(b)	171	156,260
5.20%, 03/01/33	50	52,070
5.50%, 03/15/34	50	52,459
5.38%, 05/15/34	25	25,927
5.13%, 03/15/35	150	153,343
3.95%, 03/01/43	53	43,576
4.45%, 03/15/44	87	75,842
4.50%, 12/01/45	87	74,856
3.85%, 06/15/46	171	134,146
3.20%, 12/01/51	60	39,840
6.15%, 11/15/52	50	52,583
5.90%, 11/15/53	50	50,967
5.70%, 05/15/54	125	124,596
4.63%, 12/01/54	100	84,209
5.50%, 03/15/55	75	72,705
5.75%, 11/15/55	105	104,704
4.50%, 05/15/58	150	122,728
3.70%, 11/15/59	70	48,874
3.60%, 06/15/61	130	88,801
Series 2007-A, 6.30%, 08/15/37	100	111,133
Series 2012-A, 4.20%, 03/15/42	71	60,726
Series 2017, 3.88%, 06/15/47	60	46,544
Series 20A, 3.35%, 04/01/30	257	248,878
Series 20B, 3.95%, 04/01/50	171	133,140
Series A, 4.13%, 05/15/49	50	39,716
Series C, 4.30%, 12/01/56(b)	87	68,657
Series C, 4.00%, 11/15/57	130	96,567
Series D, 4.00%, 12/01/28	87	87,247
Security	Par (000)	Value
Electric Utilities (continued)
Consolidated Edison Co. of New York, Inc. (continued)
Series E, 4.65%, 12/01/48	$87	$ 75,309
Constellation Energy Generation LLC
5.60%, 03/01/28(b)	50	51,583
5.80%, 03/01/33	50	53,359
6.13%, 01/15/34	25	27,098
6.25%, 10/01/39	123	133,265
5.75%, 10/01/41(b)	87	88,680
5.60%, 06/15/42	100	100,301
6.50%, 10/01/53	100	108,947
5.75%, 03/15/54(b)	100	99,226
Consumers Energy Co.
4.65%, 03/01/28(b)	200	203,186
3.80%, 11/15/28	50	49,817
4.90%, 02/15/29	100	102,528
4.60%, 05/30/29	50	50,812
4.70%, 01/15/30	25	25,550
4.50%, 01/15/31(b)	40	40,441
3.60%, 08/15/32	40	37,912
4.63%, 05/15/33	100	100,297
5.05%, 05/15/35	100	101,728
4.35%, 04/15/49	171	142,320
3.10%, 08/15/50	75	50,083
3.50%, 08/01/51	180	129,275
2.65%, 08/15/52	38	23,488
4.20%, 09/01/52	25	20,067
Dayton Power & Light Co.
4.55%, 08/15/30(a)	50	49,807
3.95%, 06/15/49(b)	50	37,241
Dominion Energy South Carolina, Inc.
5.45%, 02/01/41(b)	121	121,395
4.60%, 06/15/43	50	44,851
6.25%, 10/15/53	50	53,789
5.10%, 06/01/65	50	44,300
Series 2025, 5.30%, 01/15/35	30	31,013
Series A, 2.30%, 12/01/31	70	62,466
Dominion Energy, Inc.
4.60%, 05/15/28(b)	125	126,459
4.25%, 06/01/28	60	60,200
5.00%, 06/15/30	50	51,372
5.38%, 11/15/32	50	51,909
5.45%, 03/15/35	150	153,669
7.00%, 06/15/38	87	98,391
Series A, 4.35%, 08/15/32	50	49,091
Series B, 3.60%, 03/15/27	50	49,755
Series B, 3.30%, 04/15/41	75	56,937
Series B, 4.85%, 08/15/52	50	43,010
Series C, 3.38%, 04/01/30	177	170,776
Series C, 2.25%, 08/15/31	82	72,994
Series C, 4.90%, 08/01/41	50	46,080
Series C, 4.05%, 09/15/42	40	32,492
Series E, 6.30%, 03/15/33	50	54,311
Series F, 5.25%, 08/01/33(b)	60	61,505
DTE Electric Co.
2.25%, 03/01/30	100	92,961
5.20%, 04/01/33	40	41,568
5.20%, 03/01/34	50	51,580
5.25%, 05/15/35	75	77,081
3.70%, 03/15/45	51	39,898
3.70%, 06/01/46	87	66,816
3.75%, 08/15/47	70	53,669
3.95%, 03/01/49	100	78,520

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
DTE Electric Co. (continued)
2.95%, 03/01/50	$100	$ 65,848
5.40%, 04/01/53(b)	40	38,817
5.85%, 05/15/55	25	25,657
Series A, 1.90%, 04/01/28	87	83,384
Series A, 3.00%, 03/01/32	61	56,365
Series A, 4.00%, 04/01/43	53	44,139
Series A, 4.05%, 05/15/48	87	70,610
Series B, 3.25%, 04/01/51	71	48,641
Series B, 3.65%, 03/01/52	63	46,381
Series C, 2.63%, 03/01/31	50	46,178
DTE Energy Co.
4.95%, 07/01/27	125	126,646
4.88%, 06/01/28	200	203,464
5.10%, 03/01/29	75	76,856
5.20%, 04/01/30	100	103,178
5.85%, 06/01/34	150	159,946
5.05%, 10/01/35	50	49,908
Series C, 3.40%, 06/15/29	120	116,682
Duke Energy Carolinas LLC
3.95%, 11/15/28	75	75,187
2.45%, 08/15/29	87	82,359
2.45%, 02/01/30	71	66,581
2.55%, 04/15/31(b)	75	69,039
2.85%, 03/15/32(b)	97	88,830
6.45%, 10/15/32	100	110,818
4.95%, 01/15/33(b)	160	164,796
4.85%, 01/15/34	25	25,307
5.25%, 03/15/35	50	51,672
6.10%, 06/01/37	87	93,678
6.05%, 04/15/38(b)	74	80,030
5.30%, 02/15/40	87	87,900
4.25%, 12/15/41	171	150,287
4.00%, 09/30/42	87	72,974
3.70%, 12/01/47	87	65,683
3.95%, 03/15/48	71	56,230
3.20%, 08/15/49	50	34,154
3.45%, 04/15/51	75	53,191
3.55%, 03/15/52	78	56,039
5.35%, 01/15/53	150	143,899
5.40%, 01/15/54	92	89,054
Series A, 6.00%, 12/01/28	87	91,842
Duke Energy Carolinas Nc Storm Funding II LLC, Series A-1, 4.23%, 07/01/35	200	199,577
Duke Energy Corp.
4.85%, 01/05/27	95	95,884
3.15%, 08/15/27(b)	87	85,915
5.00%, 12/08/27(b)	170	173,310
4.30%, 03/15/28	90	90,485
4.85%, 01/05/29(b)	25	25,490
3.40%, 06/15/29	120	117,134
2.45%, 06/01/30	89	82,513
2.55%, 06/15/31	150	136,590
4.50%, 08/15/32	100	99,670
5.75%, 09/15/33	75	79,420
5.45%, 06/15/34(b)	200	208,258
4.95%, 09/15/35	105	104,119
3.30%, 06/15/41	121	93,281
4.80%, 12/15/45	87	77,135
3.75%, 09/01/46	200	151,668
3.95%, 08/15/47	87	66,999
4.20%, 06/15/49	87	68,472
3.50%, 06/15/51(b)	100	69,255
Security	Par (000)	Value
Electric Utilities (continued)
Duke Energy Corp. (continued)
5.00%, 08/15/52	$100	$ 88,283
6.10%, 09/15/53	75	77,687
5.80%, 06/15/54	90	88,991
5.70%, 09/15/55	200	194,331
(5-year CMT + 2.32%), 3.25%, 01/15/82(c)	109	105,811
Duke Energy Florida LLC
3.80%, 07/15/28(b)	150	149,840
2.50%, 12/01/29(b)	59	55,687
1.75%, 06/15/30	82	73,972
4.20%, 12/01/30	25	25,009
2.40%, 12/15/31(b)	141	127,381
5.88%, 11/15/33	35	37,782
4.85%, 12/01/35	125	124,455
6.35%, 09/15/37	100	110,985
6.40%, 06/15/38	200	222,870
3.40%, 10/01/46	87	63,463
3.00%, 12/15/51	65	42,059
5.95%, 11/15/52	50	51,682
6.20%, 11/15/53	50	53,494
Duke Energy Indiana LLC
5.25%, 03/01/34	25	25,892
6.12%, 10/15/35(b)	150	162,350
3.75%, 05/15/46	87	67,776
2.75%, 04/01/50	100	62,466
5.40%, 04/01/53	50	47,479
Series WWW, 4.90%, 07/15/43	87	80,998
Duke Energy Ohio, Inc.
5.25%, 04/01/33	35	36,256
5.30%, 06/15/35	25	25,772
3.70%, 06/15/46	87	66,230
4.30%, 02/01/49	100	81,732
5.65%, 04/01/53	50	49,380
5.55%, 03/15/54	25	24,431
Duke Energy Progress LLC
3.70%, 09/01/28(b)	65	64,732
3.45%, 03/15/29	87	85,636
2.00%, 08/15/31	74	65,674
3.40%, 04/01/32	67	63,383
5.25%, 03/15/33	30	31,197
5.10%, 03/15/34	25	25,759
5.05%, 03/15/35	150	152,518
4.10%, 05/15/42	53	45,056
4.10%, 03/15/43	87	73,327
4.38%, 03/30/44	74	63,312
4.15%, 12/01/44	87	72,464
4.20%, 08/15/45	87	72,165
3.70%, 10/15/46	87	66,307
2.50%, 08/15/50	87	50,720
2.90%, 08/15/51	74	46,567
4.00%, 04/01/52	55	42,635
5.35%, 03/15/53	50	47,746
5.55%, 03/15/55	50	49,320
Edison International
5.75%, 06/15/27(b)	50	50,888
4.13%, 03/15/28	171	169,013
5.25%, 11/15/28(b)	25	25,337
5.45%, 06/15/29	50	50,869
6.95%, 11/15/29	45	47,921
5.25%, 03/15/32	100	99,977
El Paso Electric Co.
6.00%, 05/15/35	87	90,458
5.00%, 12/01/44	25	22,170
Master Portfolio Schedule of Investments

Schedule of Investments (continued)
December 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Emera U.S. Finance LP
2.64%, 06/15/31	$55	$ 49,702
4.75%, 06/15/46	162	138,269
Enel Chile SA, 4.88%, 06/12/28	100	101,258
Entergy Arkansas LLC
5.15%, 01/15/33	50	51,694
5.30%, 09/15/33	50	52,072
5.45%, 06/01/34	50	52,235
4.20%, 04/01/49(b)	100	80,724
2.65%, 06/15/51	75	44,578
3.35%, 06/15/52	87	58,982
5.75%, 06/01/54	45	45,354
Entergy Corp.
1.90%, 06/15/28	71	67,330
2.80%, 06/15/30	79	73,974
2.40%, 06/15/31(b)	104	93,404
3.75%, 06/15/50(b)	71	51,559
Entergy Louisiana LLC
3.12%, 09/01/27	150	148,152
1.60%, 12/15/30	82	72,446
2.35%, 06/15/32	60	52,916
4.00%, 03/15/33	87	83,859
5.35%, 03/15/34	225	233,835
5.15%, 09/15/34	50	51,115
4.95%, 01/15/45	75	68,570
4.20%, 09/01/48	87	70,305
4.20%, 04/01/50	171	136,570
4.75%, 09/15/52	50	43,512
5.70%, 03/15/54	125	124,159
5.80%, 03/15/55	150	150,744
Entergy Mississippi LLC
2.85%, 06/01/28	87	84,744
5.00%, 09/01/33	20	20,327
3.85%, 06/01/49	87	66,337
5.85%, 06/01/54	75	75,573
5.80%, 04/15/55	75	75,444
Entergy Texas, Inc.
1.75%, 03/15/31	70	61,729
5.25%, 04/15/35	50	51,281
4.50%, 03/30/39	50	46,395
5.00%, 09/15/52	50	44,370
5.80%, 09/01/53	25	24,946
5.55%, 09/15/54	25	24,266
Evergy Kansas Central, Inc.
5.90%, 11/15/33	25	26,796
5.25%, 03/15/35	50	50,968
4.13%, 03/01/42	100	84,194
4.25%, 12/01/45	121	100,659
3.25%, 09/01/49	87	59,244
3.45%, 04/15/50(b)	87	61,332
5.70%, 03/15/53	70	69,269
Evergy Metro, Inc.
4.95%, 04/15/33(b)	30	30,489
5.40%, 04/01/34(b)	25	26,007
5.13%, 08/15/35	75	75,783
5.30%, 10/01/41	50	49,084
Series 2020, 2.25%, 06/01/30(b)	50	46,104
Evergy, Inc., 2.90%, 09/15/29	87	82,902
Eversource Energy
5.00%, 01/01/27	25	25,217
2.90%, 03/01/27	67	66,070
4.60%, 07/01/27	100	100,680
5.45%, 03/01/28	95	97,377
Security	Par (000)	Value
Electric Utilities (continued)
Eversource Energy (continued)
5.95%, 02/01/29	$75	$ 78,350
4.45%, 12/15/30	35	34,804
2.55%, 03/15/31	87	78,658
5.85%, 04/15/31	75	79,112
3.38%, 03/01/32	67	61,956
5.13%, 05/15/33	115	116,146
5.50%, 01/01/34	75	77,084
5.95%, 07/15/34	75	79,313
3.45%, 01/15/50	71	50,361
Series M, 3.30%, 01/15/28	257	252,422
Series O, 4.25%, 04/01/29	75	74,801
Series R, 1.65%, 08/15/30	140	123,571
Exelon Corp.
2.75%, 03/15/27	53	52,198
5.15%, 03/15/28	110	112,381
5.15%, 03/15/29	75	77,112
4.05%, 04/15/30(b)	171	169,307
5.13%, 03/15/31	50	51,617
3.35%, 03/15/32	200	187,112
5.30%, 03/15/33	70	72,684
5.45%, 03/15/34	35	36,390
4.95%, 06/15/35(b)	50	49,820
5.63%, 06/15/35	100	104,430
5.10%, 06/15/45(b)	87	80,443
4.45%, 04/15/46	100	83,889
4.70%, 04/15/50	87	74,458
4.10%, 03/15/52	86	66,361
5.60%, 03/15/53	100	96,916
5.88%, 03/15/55	150	150,417
FirstEnergy Corp.
2.65%, 03/01/30	75	69,929
Series B, 3.90%, 07/15/27	150	149,402
Series B, 2.25%, 09/01/30	100	90,538
Series C, 4.85%, 07/15/47	100	88,034
Series C, 3.40%, 03/01/50	100	68,972
FirstEnergy Transmission LLC
4.55%, 01/15/30	30	30,232
4.75%, 01/15/33(a)	75	74,976
5.00%, 01/15/35	50	50,099
Florida Power & Light Co.
5.05%, 04/01/28	40	41,010
4.40%, 05/15/28	35	35,436
5.15%, 06/15/29(b)	70	72,685
4.63%, 05/15/30(b)	35	35,689
2.45%, 02/03/32	175	157,920
5.10%, 04/01/33	70	72,495
4.80%, 05/15/33(b)	225	229,372
5.30%, 06/15/34(b)	100	104,747
4.95%, 06/01/35	100	101,478
4.70%, 02/15/36	50	49,525
5.95%, 02/01/38(b)	50	54,282
5.69%, 03/01/40	87	91,470
5.25%, 02/01/41	87	86,692
4.13%, 02/01/42	87	75,580
4.05%, 06/01/42	100	85,415
4.05%, 10/01/44	130	108,285
3.70%, 12/01/47	71	54,599
3.95%, 03/01/48	87	69,515
4.13%, 06/01/48	57	46,450
3.99%, 03/01/49	87	69,056
3.15%, 10/01/49	100	68,485
2.88%, 12/04/51	200	127,475

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Florida Power & Light Co. (continued)
5.30%, 04/01/53	$100	$ 95,763
5.60%, 06/15/54	120	120,470
5.70%, 03/15/55	160	162,117
5.80%, 03/15/65	100	101,585
5.60%, 02/15/66	125	123,039
Georgia Power Co.
4.65%, 05/16/28	100	101,565
4.00%, 10/01/28	50	50,276
4.55%, 03/15/30	75	76,200
4.85%, 03/15/31	125	128,249
4.70%, 05/15/32	90	91,225
4.95%, 05/17/33	100	101,956
5.25%, 03/15/34	250	258,105
5.20%, 03/15/35	75	76,977
4.30%, 03/15/42	221	193,383
5.13%, 05/15/52	90	83,955
5.50%, 10/01/55(b)	75	72,897
Series A, 3.25%, 03/15/51(b)	100	68,149
Series B, 2.65%, 09/15/29(b)	171	162,701
Series B, 3.70%, 01/30/50	171	127,827
Idaho Power Co.
5.20%, 08/15/34	25	25,714
5.50%, 03/15/53	45	43,758
5.80%, 04/01/54	75	76,103
5.70%, 03/15/55	50	49,782
Series K, 4.20%, 03/01/48	60	49,041
Indiana Michigan Power Co.
6.05%, 03/15/37	62	67,532
4.25%, 08/15/48	87	70,330
3.25%, 05/01/51	50	33,178
5.63%, 04/01/53(b)	35	34,632
Series K, 4.55%, 03/15/46	54	46,705
Series L, 3.75%, 07/01/47	71	54,366
Interstate Power and Light Co.
4.10%, 09/26/28	75	74,924
5.70%, 10/15/33	25	26,229
4.95%, 09/30/34	75	74,667
5.60%, 06/29/35	50	52,036
3.70%, 09/15/46	87	64,979
3.50%, 09/30/49(b)	78	55,606
5.45%, 09/30/54	35	33,115
5.60%, 10/01/55(b)	50	48,456
IPALCO Enterprises, Inc.
4.25%, 05/01/30	71	69,398
5.75%, 04/01/34	70	71,325
ITC Holdings Corp., 5.30%, 07/01/43(b)	35	33,693
Jersey Central Power & Light Co.
4.15%, 01/15/29(a)	50	49,915
4.40%, 01/15/31(a)	50	49,819
5.10%, 01/15/35	100	101,123
5.15%, 01/15/36(a)	50	50,534
Johnsonville Aeroderivative Combustion Turbine Generation LLC, 5.08%, 10/01/54	74	71,146
Kentucky Utilities Co.
5.13%, 11/01/40	100	97,977
4.38%, 10/01/45	171	144,652
3.30%, 06/01/50	75	51,630
5.85%, 08/15/55	75	75,579
Series Kent, 5.45%, 04/15/33	20	20,978
Louisville Gas and Electric Co.
5.45%, 04/15/33	200	209,079
5.85%, 08/15/55	60	60,437
Security	Par (000)	Value
Electric Utilities (continued)
MidAmerican Energy Co.
3.65%, 04/15/29	$87	$ 85,968
5.35%, 01/15/34	25	26,098
4.80%, 09/15/43	87	79,112
3.65%, 08/01/48	87	65,115
4.25%, 07/15/49	107	87,635
3.15%, 04/15/50	87	58,901
2.70%, 08/01/52	75	45,833
5.85%, 09/15/54(b)	100	102,871
5.30%, 02/01/55	100	94,747
5.50%, 11/15/56	25	24,461
Mississippi Power Co.
Series 12-A, 4.25%, 03/15/42	87	74,564
Series B, 3.10%, 07/30/51	87	56,788
National Grid PLC
5.60%, 06/12/28	100	103,248
5.81%, 06/12/33	100	106,355
5.42%, 01/11/34	100	103,434
National Rural Utilities Cooperative Finance Corp.
4.80%, 02/05/27	50	50,479
5.10%, 05/06/27	25	25,374
4.12%, 09/16/27	50	50,230
3.95%, 12/10/27	50	50,188
3.40%, 02/07/28(b)	341	337,645
4.80%, 03/15/28(b)	125	127,278
5.05%, 09/15/28	50	51,299
4.85%, 02/07/29	50	51,148
3.70%, 03/15/29	100	98,754
5.15%, 06/15/29	50	51,710
4.95%, 02/07/30(b)	60	61,751
2.40%, 03/15/30	144	134,434
4.30%, 12/10/30	25	25,057
5.00%, 02/07/31	25	25,818
1.35%, 03/15/31	50	43,173
1.65%, 06/15/31	100	87,054
2.75%, 04/15/32	87	78,472
4.02%, 11/01/32	107	103,896
4.15%, 12/15/32	30	29,323
5.80%, 01/15/33	50	53,612
5.00%, 08/15/34	25	25,434
4.40%, 11/01/48	50	42,250
4.30%, 03/15/49	87	72,986
Series D, 4.15%, 08/25/28	50	50,262
Nevada Power Co.
6.00%, 03/15/54	50	51,229
Series CC, 3.70%, 05/01/29	200	196,992
Series DD, 2.40%, 05/01/30	71	65,603
Series EE, 3.13%, 08/01/50(b)	71	46,244
Series GG, 5.90%, 05/01/53	50	50,265
NextEra Energy Capital Holdings, Inc.
1.88%, 01/15/27	154	150,742
3.55%, 05/01/27	171	169,981
4.63%, 07/15/27	300	303,217
4.69%, 09/01/27	65	65,772
4.85%, 02/04/28	60	61,099
4.90%, 02/28/28	150	152,771
1.90%, 06/15/28	144	137,220
4.90%, 03/15/29(b)	100	102,485
3.50%, 04/01/29	100	98,011
2.75%, 11/01/29	86	81,909
5.00%, 02/28/30(b)	150	154,592
5.05%, 03/15/30	75	77,373
2.25%, 06/01/30	300	275,893
Master Portfolio Schedule of Investments

Schedule of Investments (continued)
December 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
NextEra Energy Capital Holdings, Inc. (continued)
2.44%, 01/15/32	$86	$ 76,587
5.30%, 03/15/32	65	67,697
5.00%, 07/15/32	135	138,276
5.05%, 02/28/33	150	153,517
5.25%, 03/15/34(b)	100	102,559
5.45%, 03/15/35	325	336,362
3.00%, 01/15/52(b)	96	60,840
5.25%, 02/28/53	150	139,644
5.55%, 03/15/54	150	144,884
5.90%, 03/15/55	105	106,154
(3-mo. SOFR US + 2.67%), 4.80%, 12/01/77(c)	25	24,573
(5-year CMT + 2.46%), 6.75%, 06/15/54(c)	125	133,448
Northern States Power Co.
2.25%, 04/01/31	55	49,927
5.05%, 05/15/35(b)	75	76,417
3.40%, 08/15/42(b)	70	54,760
3.60%, 09/15/47	75	56,485
2.90%, 03/01/50(b)	79	51,786
2.60%, 06/01/51(b)	200	122,146
3.20%, 04/01/52	80	54,713
4.50%, 06/01/52	69	58,609
5.10%, 05/15/53	95	88,060
5.40%, 03/15/54	85	82,400
5.65%, 06/15/54	50	50,334
5.65%, 05/15/55	75	75,252
NorthWestern Corp., 4.18%, 11/15/44	75	61,953
NSTAR Electric Co.
4.85%, 03/01/30	50	51,058
5.40%, 06/01/34	25	25,894
5.20%, 03/01/35	75	76,556
4.40%, 03/01/44	50	43,118
4.55%, 06/01/52	79	66,866
4.95%, 09/15/52	50	45,084
NYSEG Storm Funding LLC, Series A-2, 4.87%, 05/01/32	300	308,311
OGE Energy Corp., 5.45%, 05/15/29	25	25,893
Oglethorpe Power Corp.
5.38%, 11/01/40	50	49,395
4.50%, 04/01/47	61	50,989
5.05%, 10/01/48	41	36,753
3.75%, 08/01/50	87	62,351
5.25%, 09/01/50	60	54,133
6.20%, 12/01/53	50	51,272
5.80%, 06/01/54	75	73,278
5.90%, 02/01/55	50	49,410
Ohio Power Co.
5.65%, 06/01/34(b)	25	26,069
4.15%, 04/01/48	71	56,064
4.00%, 06/01/49	50	38,416
Series Q, 1.63%, 01/15/31	76	66,695
Series R, 2.90%, 10/01/51	76	46,839
Oklahoma Gas and Electric Co.
3.80%, 08/15/28(b)	50	49,805
3.30%, 03/15/30	50	48,234
3.25%, 04/01/30	171	163,987
5.40%, 01/15/33	100	104,653
4.15%, 04/01/47	50	40,377
5.60%, 04/01/53	75	73,459
5.80%, 04/01/55	60	60,581
Oncor Electric Delivery Co. LLC
4.50%, 03/20/27(a)	50	50,412
4.30%, 05/15/28	25	25,198
Security	Par (000)	Value
Electric Utilities (continued)
Oncor Electric Delivery Co. LLC (continued)
3.70%, 11/15/28	$62	$ 61,589
4.65%, 11/01/29	50	50,816
2.75%, 05/15/30	171	161,107
4.55%, 09/15/32	75	74,939
5.65%, 11/15/33	55	58,420
5.35%, 04/01/35(a)(b)	40	41,239
5.25%, 09/30/40	87	86,096
5.30%, 06/01/42	75	73,156
3.75%, 04/01/45	87	68,145
3.80%, 06/01/49	171	128,960
3.10%, 09/15/49	86	57,061
2.70%, 11/15/51	74	44,146
4.60%, 06/01/52	200	168,281
4.95%, 09/15/52	100	89,059
5.35%, 10/01/52(b)	50	47,293
5.55%, 06/15/54	75	72,795
5.80%, 04/01/55(a)	50	50,287
Pacific Gas & Electric Co., 5.05%, 10/15/32	100	100,558
Pacific Gas and Electric Co.
3.30%, 03/15/27	50	49,458
5.45%, 06/15/27(b)	100	101,663
2.10%, 08/01/27	202	195,829
3.30%, 12/01/27(b)	145	142,729
5.00%, 06/04/28(b)	75	76,286
3.00%, 06/15/28	109	105,691
3.75%, 07/01/28	171	168,756
6.10%, 01/15/29	30	31,376
4.20%, 03/01/29	130	129,184
5.55%, 05/15/29	75	77,383
4.55%, 07/01/30	341	339,535
2.50%, 02/01/31	257	231,290
3.25%, 06/01/31	100	93,049
4.40%, 03/01/32	137	133,662
5.90%, 06/15/32	100	104,696
6.15%, 01/15/33	115	122,026
6.40%, 06/15/33	40	43,136
6.95%, 03/15/34	90	100,090
5.80%, 05/15/34(b)	125	129,821
5.70%, 03/01/35	130	133,648
6.00%, 08/15/35(b)	95	99,683
4.50%, 07/01/40	241	210,007
3.30%, 08/01/40	154	116,571
4.20%, 06/01/41	78	64,983
4.45%, 04/15/42	100	82,688
4.75%, 02/15/44(b)	87	73,471
4.30%, 03/15/45	74	58,699
4.00%, 12/01/46	100	74,900
3.95%, 12/01/47	150	111,673
4.95%, 07/01/50	404	341,474
3.50%, 08/01/50	255	171,947
5.25%, 03/01/52	150	130,785
6.75%, 01/15/53	135	143,576
6.70%, 04/01/53	85	89,694
5.90%, 10/01/54	100	95,841
6.15%, 03/01/55	100	98,927
6.10%, 10/15/55	75	73,604
PacifiCorp
5.10%, 02/15/29	50	51,023
3.50%, 06/15/29(b)	300	291,233
2.70%, 09/15/30	100	91,854
5.30%, 02/15/31(b)	50	51,433
5.45%, 02/15/34	150	152,179

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
PacifiCorp (continued)
5.25%, 06/15/35(b)	$87	$ 86,865
6.35%, 07/15/38(b)	157	164,194
6.00%, 01/15/39	250	254,177
4.10%, 02/01/42(b)	87	68,771
4.13%, 01/15/49	50	37,267
4.15%, 02/15/50	87	64,511
2.90%, 06/15/52	74	43,337
5.35%, 12/01/53	100	87,676
5.50%, 05/15/54	130	116,176
5.80%, 01/15/55	175	163,306
PacifiCorp., 3.30%, 03/15/51	100	63,805
PECO Energy Co.
4.90%, 06/15/33	54	55,166
4.88%, 09/15/35	75	75,698
3.00%, 09/15/49	69	45,283
3.05%, 03/15/51(b)	63	41,090
2.85%, 09/15/51	82	51,111
4.60%, 05/15/52	100	85,029
4.38%, 08/15/52	50	41,187
5.25%, 09/15/54	100	94,528
5.65%, 09/15/55	130	129,417
PG&E Energy Recovery Funding LLC, Series A-3, 2.82%, 07/15/46	250	182,290
PG&E Recovery Funding LLC, Series 2024-A, Class A2, 5.23%, 06/01/42	500	505,562
Pinnacle West Capital Corp., 4.90%, 05/15/28	70	71,257
Potomac Electric Power Co.
5.20%, 03/15/34	25	25,673
6.50%, 11/15/37	100	112,160
4.15%, 03/15/43	87	73,544
5.50%, 03/15/54	25	24,138
PPL Capital Funding, Inc., 5.25%, 09/01/34	100	102,410
PPL Electric Utilities Corp.
5.00%, 05/15/33	100	102,375
4.85%, 02/15/34(b)	25	25,264
4.75%, 07/15/43	87	79,530
3.00%, 10/01/49	60	39,857
5.25%, 05/15/53	100	95,809
5.55%, 08/15/55	100	99,381
Progress Energy, Inc., 7.75%, 03/01/31	50	57,235
Public Service Co. of Colorado
3.70%, 06/15/28	171	170,166
5.35%, 05/15/34	75	77,062
5.15%, 09/15/35	150	151,990
3.60%, 09/15/42	87	68,499
4.30%, 03/15/44	75	63,601
3.80%, 06/15/47	171	130,670
5.25%, 04/01/53	150	139,564
5.75%, 05/15/54	125	125,101
5.85%, 05/15/55	125	126,670
Series 35, 1.90%, 01/15/31	140	124,586
Series 36, 2.70%, 01/15/51	50	30,100
Series 38, 4.10%, 06/01/32	80	78,368
Public Service Co. of New Hampshire
4.40%, 07/01/28	25	25,233
5.35%, 10/01/33	50	52,176
5.15%, 01/15/53	45	41,633
Public Service Co. of Oklahoma
5.25%, 01/15/33(b)	100	102,618
5.20%, 01/15/35	100	101,081
5.45%, 01/15/36	125	128,160
Series J, 2.20%, 08/15/31	87	77,183
Security	Par (000)	Value
Electric Utilities (continued)
Public Service Co. of Oklahoma (continued)
Series K, 3.15%, 08/15/51	$70	$ 46,024
Public Service Electric and Gas Co.
3.65%, 09/01/28	200	198,524
3.20%, 05/15/29	87	84,770
2.45%, 01/15/30	71	66,764
1.90%, 08/15/31	141	124,447
4.90%, 12/15/32	100	102,194
4.65%, 03/15/33	35	35,199
5.20%, 03/01/34	50	51,503
4.85%, 08/01/34(b)	150	151,215
4.90%, 08/15/35	25	25,176
3.95%, 05/01/42	50	42,068
3.65%, 09/01/42	50	40,060
3.80%, 03/01/46	114	89,903
3.85%, 05/01/49	87	66,959
3.20%, 08/01/49	50	34,254
3.15%, 01/01/50	71	48,307
2.70%, 05/01/50	50	31,022
3.00%, 03/01/51	71	46,483
5.13%, 03/15/53	75	70,069
5.45%, 08/01/53	100	97,652
5.45%, 03/01/54	50	48,860
5.30%, 08/01/54	50	47,780
Series Q, 5.05%, 03/01/35	35	35,757
Series Q, 5.50%, 03/01/55(b)	50	49,029
Public Service Enterprise Group, Inc.
5.88%, 10/15/28	50	52,205
5.20%, 04/01/29	50	51,395
4.90%, 03/15/30	45	46,015
1.60%, 08/15/30(b)	100	88,630
2.45%, 11/15/31	100	89,433
6.13%, 10/15/33	50	53,803
5.45%, 04/01/34(b)	50	51,653
5.40%, 03/15/35	50	51,374
Puget Energy, Inc.
2.38%, 06/15/28	121	115,784
4.10%, 06/15/30	87	85,197
4.22%, 03/15/32	61	58,488
5.73%, 03/15/35	75	76,962
Puget Sound Energy, Inc.
5.33%, 06/15/34	25	25,728
5.80%, 03/15/40	87	90,229
4.30%, 05/20/45	50	41,648
4.22%, 06/15/48	87	70,800
3.25%, 09/15/49	50	33,974
2.89%, 09/15/51(b)	50	31,713
5.45%, 06/01/53	100	96,103
5.69%, 06/15/54	25	24,756
5.60%, 09/15/55	75	73,061
San Diego Gas & Electric Co.
4.95%, 08/15/28(b)	100	102,486
5.40%, 04/15/35(b)	100	103,506
4.50%, 08/15/40	50	45,494
4.15%, 05/15/48	121	97,264
5.35%, 04/01/53	95	89,741
5.55%, 04/15/54	150	145,791
Series TTT, 4.10%, 06/15/49	50	39,565
Series VVV, 1.70%, 10/01/30	87	77,640
Series WWW, 2.95%, 08/15/51	100	63,487
Series XXX, 3.00%, 03/15/32	100	91,914
Sempra
3.40%, 02/01/28	341	335,805
Master Portfolio Schedule of Investments

Schedule of Investments (continued)
December 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Sempra (continued)
3.70%, 04/01/29	$111	$ 109,247
5.50%, 08/01/33(b)	50	52,214
3.80%, 02/01/38	171	146,951
4.00%, 02/01/48(b)	171	130,499
(5-year CMT + 2.63%), 6.40%, 10/01/54(c)	150	152,569
(5-year CMT + 2.87%), 4.13%, 04/01/52(b)(c)	112	109,724
Sierra Pacific Power Co., 5.90%, 03/15/54	75	74,753
Southern California Edison Co.
4.88%, 02/01/27	50	50,321
5.85%, 11/01/27(b)	100	102,752
5.30%, 03/01/28(b)	200	204,212
5.15%, 06/01/29	50	51,091
2.85%, 08/01/29(b)	400	378,821
5.25%, 03/15/30(b)	75	76,919
2.25%, 06/01/30(b)	171	155,111
5.45%, 06/01/31(b)	45	46,533
5.95%, 11/01/32	40	42,315
6.00%, 01/15/34(b)	157	164,751
5.20%, 06/01/34	100	100,431
5.45%, 03/01/35(b)	100	101,387
5.50%, 03/15/40	50	48,792
4.50%, 09/01/40	171	149,535
4.65%, 10/01/43	62	52,713
4.00%, 04/01/47	171	128,232
3.65%, 02/01/50(b)	141	98,592
3.45%, 02/01/52	70	46,509
5.70%, 03/01/53(b)	50	46,403
5.88%, 12/01/53	90	86,174
5.75%, 04/15/54	50	46,877
5.90%, 03/01/55	80	77,234
6.20%, 09/15/55	75	75,353
Series 2008-A, 5.95%, 02/01/38	87	88,863
Series 20A, 2.95%, 02/01/51(b)	100	60,930
Series B, 3.65%, 03/01/28	50	49,423
Series B, 4.88%, 03/01/49	87	72,951
Series C, 3.60%, 02/01/45	87	62,604
Series C, 4.13%, 03/01/48	150	113,848
Series D, 4.70%, 06/01/27	65	65,505
Series E, 5.45%, 06/01/52	150	134,754
Series G, 2.50%, 06/01/31(b)	166	148,863
Series H, 3.65%, 06/01/51	76	51,855
Southern Co.
5.11%, 08/01/27	100	101,599
4.85%, 06/15/28	60	61,085
5.50%, 03/15/29	75	77,839
5.20%, 06/15/33	60	61,646
5.70%, 03/15/34	75	78,958
4.85%, 03/15/35	50	49,385
4.25%, 07/01/36	150	140,576
4.40%, 07/01/46	180	151,851
Series 2021-B, 1.75%, 03/15/28	25	23,808
Series A, 3.70%, 04/30/30	200	195,253
Southern Power Co.
5.15%, 09/15/41	70	67,400
5.25%, 07/15/43	87	82,976
Series A, 4.25%, 10/01/30(b)	50	49,866
Series B, 4.90%, 10/01/35	50	49,461
Series F, 4.95%, 12/15/46	71	63,319
Southwestern Electric Power Co.
5.30%, 04/01/33	25	25,686
3.25%, 11/01/51	71	46,695
Series L, 3.85%, 02/01/48	100	74,449
Security	Par (000)	Value
Electric Utilities (continued)
Southwestern Electric Power Co. (continued)
Series M, 4.10%, 09/15/28	$171	$ 170,880
Southwestern Public Service Co.
5.30%, 05/15/35	50	51,026
3.70%, 08/15/47	87	65,280
3.75%, 06/15/49(b)	71	52,432
6.00%, 06/01/54	75	76,622
Series 8, 3.15%, 05/01/50(b)	71	46,840
System Energy Resources, Inc., 5.30%, 12/15/34	75	75,808
Tampa Electric Co.
4.90%, 03/01/29	35	35,727
5.15%, 03/01/35(b)	50	50,702
4.10%, 06/15/42	37	31,221
4.30%, 06/15/48	71	58,672
4.45%, 06/15/49	64	53,447
3.63%, 06/15/50(b)	80	58,359
3.45%, 03/15/51	50	35,376
5.00%, 07/15/52(b)	35	31,690
Toledo Edison Co., 6.15%, 05/15/37	74	80,514
Tucson Electric Power Co.
3.25%, 05/15/32	87	80,930
5.20%, 09/15/34(b)	25	25,551
4.85%, 12/01/48	87	76,798
4.00%, 06/15/50	50	38,179
5.50%, 04/15/53	70	67,128
5.90%, 04/15/55(b)	25	25,452
Union Electric Co.
2.95%, 06/15/27	171	169,199
2.95%, 03/15/30	100	95,309
2.15%, 03/15/32	171	150,018
5.20%, 04/01/34	50	51,484
5.25%, 04/15/35	50	51,494
4.00%, 04/01/48	71	56,335
3.25%, 10/01/49	87	59,424
3.90%, 04/01/52	100	76,437
5.45%, 03/15/53	100	96,385
5.25%, 01/15/54	50	46,676
5.13%, 03/15/55	120	109,896
Virginia Electric and Power Co.
2.30%, 11/15/31	87	77,336
2.40%, 03/30/32	70	62,228
5.00%, 04/01/33	45	46,081
5.30%, 08/15/33	50	51,906
5.00%, 01/15/34	25	25,299
5.05%, 08/15/34	100	101,250
5.15%, 03/15/35	125	127,183
8.88%, 11/15/38	150	200,410
4.00%, 01/15/43	87	71,211
4.45%, 02/15/44	162	140,014
4.60%, 12/01/48	81	69,526
3.30%, 12/01/49	71	48,896
2.45%, 12/15/50	100	57,454
2.95%, 11/15/51	87	54,722
5.45%, 04/01/53	100	95,281
5.70%, 08/15/53	50	49,237
5.35%, 01/15/54	55	51,563
5.55%, 08/15/54	75	72,700
5.65%, 03/15/55	75	73,432
Series A, 3.50%, 03/15/27	130	129,373
Series A, 3.80%, 04/01/28	87	86,677
Series A, 2.88%, 07/15/29	60	57,521
Series A, 6.00%, 05/15/37(b)	87	93,496
Series B, 3.75%, 05/15/27	78	77,849

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Virginia Electric and Power Co. (continued)
Series B, 6.00%, 01/15/36	$171	$ 183,327
Series B, 4.20%, 05/15/45	150	124,294
Series B, 3.80%, 09/15/47	87	66,582
Series C, 4.90%, 09/15/35	100	99,526
Series C, 4.00%, 11/15/46	75	59,633
Series C, 4.63%, 05/15/52	61	51,356
Series D, 4.65%, 08/15/43	187	167,425
Series D, 5.60%, 09/15/55	160	155,399
WEC Energy Group, Inc.
5.15%, 10/01/27	100	101,964
4.75%, 01/15/28	100	101,485
2.20%, 12/15/28	50	47,490
1.80%, 10/15/30	35	31,129
Wisconsin Electric Power Co.
1.70%, 06/15/28	86	81,679
5.00%, 05/15/29	25	25,768
4.15%, 10/15/30	45	44,941
4.75%, 09/30/32(b)	80	81,455
4.60%, 10/01/34	25	24,766
5.05%, 10/01/54(b)	100	91,991
Wisconsin Power and Light Co.
3.00%, 07/01/29	171	164,439
1.95%, 09/16/31	66	57,825
3.95%, 09/01/32	100	96,347
3.65%, 04/01/50	100	72,603
5.70%, 12/15/55	50	49,030
Wisconsin Public Service Corp.
3.30%, 09/01/49	109	75,702
2.85%, 12/01/51(b)	82	51,724
Xcel Energy, Inc.
1.75%, 03/15/27	87	84,656
4.75%, 03/21/28	25	25,324
4.00%, 06/15/28	171	171,007
2.60%, 12/01/29(b)	70	65,730
3.40%, 06/01/30(b)	100	96,166
2.35%, 11/15/31	71	63,023
4.60%, 06/01/32	83	82,545
5.45%, 08/15/33	100	103,221
5.50%, 03/15/34	75	77,334
5.60%, 04/15/35	150	155,335
3.50%, 12/01/49	70	50,152
		78,021,808
Electronic Equipment, Instruments & Components — 0.2%
ABB Finance USA, Inc., 4.38%, 05/08/42	100	88,877
Allegion PLC, 3.50%, 10/01/29(b)	87	84,809
Allegion U.S. Holding Co., Inc.
3.55%, 10/01/27	25	24,775
5.41%, 07/01/32	40	41,658
5.60%, 05/29/34	50	52,188
Amphenol Corp.
5.05%, 04/05/27	25	25,345
3.80%, 11/15/27	95	94,873
4.38%, 06/12/28	75	75,693
3.90%, 11/15/28	45	44,951
5.05%, 04/05/29(b)	25	25,727
4.35%, 06/01/29	100	100,969
2.80%, 02/15/30	171	162,341
4.13%, 11/15/30	125	124,344
2.20%, 09/15/31	82	73,242
4.40%, 02/15/33	170	168,214
Security	Par (000)	Value
Electronic Equipment, Instruments & Components (continued)
Amphenol Corp. (continued)
5.25%, 04/05/34	$50	$ 51,998
5.00%, 01/15/35	100	101,860
4.63%, 02/15/36	185	181,248
5.38%, 11/15/54(b)	50	48,598
5.30%, 11/15/55	195	186,286
Arrow Electronics, Inc.
5.15%, 08/21/29	50	51,140
2.95%, 02/15/32	71	63,479
5.88%, 04/10/34(b)	25	26,079
Avnet, Inc.
6.25%, 03/15/28	40	41,428
3.00%, 05/15/31	87	78,574
5.50%, 06/01/32	70	70,983
CDW LLC/CDW Finance Corp.
4.25%, 04/01/28	71	70,769
3.28%, 12/01/28	25	24,290
3.25%, 02/15/29	104	100,125
5.10%, 03/01/30(b)	50	50,917
3.57%, 12/01/31	140	130,409
5.55%, 08/22/34	75	76,419
Emerson Electric Co.
2.00%, 12/21/28(b)	87	82,518
1.95%, 10/15/30	100	90,762
2.20%, 12/21/31(b)	125	111,525
5.00%, 03/15/35	25	25,630
2.75%, 10/15/50	171	108,856
2.80%, 12/21/51	58	36,889
Flex Ltd.
6.00%, 01/15/28	200	206,292
4.88%, 06/15/29(b)	87	88,098
4.88%, 05/12/30	50	50,655
5.25%, 01/15/32	75	76,521
5.38%, 11/13/35	75	74,885
Fortive Corp., 4.30%, 06/15/46	25	20,608
Honeywell International, Inc.
1.10%, 03/01/27	171	165,755
4.65%, 07/30/27	75	75,962
4.95%, 02/15/28	100	102,094
4.25%, 01/15/29	40	40,284
2.70%, 08/15/29	257	245,247
4.88%, 09/01/29	75	77,048
4.70%, 02/01/30	275	281,043
1.95%, 06/01/30(b)	171	155,959
1.75%, 09/01/31	171	149,501
4.95%, 09/01/31	75	77,513
4.75%, 02/01/32	75	76,511
5.00%, 02/15/33	100	103,004
4.50%, 01/15/34	140	138,757
5.00%, 03/01/35	150	152,781
5.38%, 03/01/41	50	51,747
3.81%, 11/21/47	87	68,147
2.80%, 06/01/50	76	49,660
5.25%, 03/01/54	225	212,647
5.35%, 03/01/64	75	71,313
Hubbell, Inc.
3.15%, 08/15/27	100	98,736
4.80%, 11/15/35	25	24,838
Jabil, Inc.
4.25%, 05/15/27	80	80,111
3.60%, 01/15/30	75	72,740
Master Portfolio Schedule of Investments

Schedule of Investments (continued)
December 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electronic Equipment, Instruments & Components (continued)
Jabil, Inc. (continued)
3.00%, 01/15/31	$200	$ 186,346
Keysight Technologies, Inc.
4.60%, 04/06/27	100	100,517
3.00%, 10/30/29(b)	140	134,189
4.95%, 10/15/34	100	100,721
TD SYNNEX Corp.
2.38%, 08/09/28	100	95,228
4.30%, 01/17/29	50	49,909
2.65%, 08/09/31	87	78,233
5.30%, 10/10/35	100	99,022
Trimble, Inc.
4.90%, 06/15/28	75	76,084
6.10%, 03/15/33(b)	100	107,674
Tyco Electronics Group SA
4.50%, 02/09/31	25	25,285
2.50%, 02/04/32	60	53,782
5.00%, 05/09/35	150	151,830
Vontier Corp.
2.40%, 04/01/28	25	23,960
2.95%, 04/01/31(b)	50	45,868
		7,415,893
Energy Equipment & Services — 0.0%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	74	71,959
Baker Hughes Holdings LLC/Baker Hughes Co- Obligor, Inc.
3.34%, 12/15/27	129	127,554
3.14%, 11/07/29(b)	82	79,111
4.08%, 12/15/47	257	204,495
Halliburton Co.
2.92%, 03/01/30	75	70,947
4.85%, 11/15/35	171	168,720
7.45%, 09/15/39	200	235,525
4.50%, 11/15/41	50	43,530
4.75%, 08/01/43	114	100,408
5.00%, 11/15/45(b)	250	223,519
NOV, Inc.
3.60%, 12/01/29(b)	71	69,224
3.95%, 12/01/42	153	120,068
		1,515,060
Environmental, Maintenance & Security Service — 0.1%
Nature Conservancy, Series A, 3.96%, 03/01/52	75	58,503
Republic Services, Inc.
3.38%, 11/15/27	25	24,807
3.95%, 05/15/28(b)	300	300,505
4.88%, 04/01/29	100	102,483
5.00%, 11/15/29	50	51,730
2.30%, 03/01/30	75	69,733
4.75%, 07/15/30	40	40,917
1.45%, 02/15/31	153	133,349
1.75%, 02/15/32	171	147,501
2.38%, 03/15/33(b)	257	224,405
5.00%, 12/15/33	40	41,357
5.00%, 04/01/34	100	102,615
5.20%, 11/15/34	45	46,593
5.15%, 03/15/35(b)	135	139,323
Veralto Corp.
5.35%, 09/18/28	75	77,333
5.45%, 09/18/33	75	78,275
Waste Connections, Inc.
2.60%, 02/01/30	150	141,454
Security	Par (000)	Value
Environmental, Maintenance & Security Service (continued)
Waste Connections, Inc. (continued)
2.20%, 01/15/32	$171	$ 150,965
3.20%, 06/01/32	73	67,937
4.20%, 01/15/33	100	97,954
5.00%, 03/01/34	50	51,059
5.25%, 09/01/35(b)	45	46,575
2.95%, 01/15/52(b)	125	80,936
Waste Management, Inc.
4.95%, 07/03/27	55	55,928
3.15%, 11/15/27	171	169,004
1.15%, 03/15/28	50	47,145
4.50%, 03/15/28(b)	100	101,337
4.88%, 02/15/29	75	76,924
2.00%, 06/01/29	86	80,481
4.63%, 02/15/30	100	101,885
4.65%, 03/15/30(b)	100	101,936
1.50%, 03/15/31	171	149,362
4.95%, 07/03/31	50	51,756
4.80%, 03/15/32	100	102,243
4.15%, 04/15/32	200	198,224
4.63%, 02/15/33	100	101,357
4.88%, 02/15/34	125	128,231
4.95%, 03/15/35	200	203,127
2.95%, 06/01/41	100	75,877
4.10%, 03/01/45	25	21,081
4.15%, 07/15/49(b)	87	71,931
2.50%, 11/15/50	50	29,843
5.35%, 10/15/54(b)	130	126,646
		4,270,627
Financial Services — 3.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
6.45%, 04/15/27	150	154,087
3.65%, 07/21/27	345	342,782
4.63%, 10/15/27	150	151,227
3.88%, 01/23/28	150	149,277
5.75%, 06/06/28(b)	150	155,306
3.00%, 10/29/28	427	413,972
4.63%, 09/10/29	150	151,493
6.15%, 09/30/30	150	160,366
4.38%, 11/15/30	150	149,541
5.38%, 12/15/31	150	155,355
3.30%, 01/30/32	550	507,826
3.40%, 10/29/33	195	176,051
5.30%, 01/19/34	150	153,369
4.95%, 09/10/34	150	149,706
5.00%, 11/15/35	150	148,207
3.85%, 10/29/41(b)	150	122,578
Air Lease Corp.
2.20%, 01/15/27	200	195,914
3.63%, 12/01/27	70	69,194
5.30%, 02/01/28	200	203,669
2.10%, 09/01/28	87	81,942
5.10%, 03/01/29	50	50,764
3.25%, 10/01/29	87	83,041
3.00%, 02/01/30	71	66,554
5.20%, 07/15/31	50	50,820
2.88%, 01/15/32(b)	200	179,305
Ally Financial, Inc.
4.75%, 06/09/27	340	342,956
7.10%, 11/15/27(b)	200	210,113
2.20%, 11/02/28(b)	100	94,585

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Financial Services (continued)
Ally Financial, Inc. (continued)
8.00%, 11/01/31(b)	$200	$ 226,918
8.00%, 11/01/31	121	137,336
(1-day SOFR + 1.78%), 5.55%, 07/31/33(c)	50	50,366
(1-day SOFR + 2.29%), 6.18%, 07/26/35(c)	110	114,004
(1-day SOFR + 2.82%), 6.85%, 01/03/30(c)	50	53,050
American Express Co., (1-day SOFR + 1.24%), 4.80%, 10/24/36(c)	225	222,174
Banco Santander SA
4.25%, 04/11/27	200	200,441
5.29%, 08/18/27	400	407,337
5.59%, 08/08/28	200	207,280
3.49%, 05/28/30	200	192,559
2.75%, 12/03/30	400	363,625
5.44%, 07/15/31	200	209,969
6.92%, 08/08/33	200	221,559
6.94%, 11/07/33	200	228,869
6.35%, 03/14/34(b)	200	215,483
6.03%, 01/17/35	200	214,174
(1-year CMT + 0.95%), 5.37%, 07/15/28(c)	200	203,854
Bank of America Corp.
3.25%, 10/21/27(b)	236	233,805
6.11%, 01/29/37(b)	250	269,470
7.75%, 05/14/38	200	242,808
5.88%, 02/07/42	189	200,824
5.00%, 01/21/44	264	254,554
4.88%, 04/01/44	51	48,372
(1-day SOFR + 0.83%), 4.98%, 01/24/29(c)	325	331,082
(1-day SOFR + 1.00%), 5.16%, 01/24/31(b)(c)	420	433,589
(1-day SOFR + 1.05%), 2.55%, 02/04/28(c)	362	356,079
(1-day SOFR + 1.06%), 2.09%, 06/14/29(c)	341	325,281
(1-day SOFR + 1.11%), 4.62%, 05/09/29(c)	300	303,980
(1-day SOFR + 1.21%), 2.57%, 10/20/32(c)	377	340,018
(1-day SOFR + 1.22%), 2.30%, 07/21/32(c)	495	442,608
(1-day SOFR + 1.31%), 5.51%, 01/24/36(c)	515	536,938
(1-day SOFR + 1.32%), 2.69%, 04/22/32(c)	536	491,863
(1-day SOFR + 1.33%), 2.97%, 02/04/33(c)	457	417,929
(1-day SOFR + 1.37%), 1.92%, 10/24/31(c)	291	260,227
(1-day SOFR + 1.53%), 1.90%, 07/23/31(c)	341	306,303
(1-day SOFR + 1.56%), 2.97%, 07/21/52(b)(c)	220	144,152
(1-day SOFR + 1.57%), 5.82%, 09/15/29(c)	250	260,771
(1-day SOFR + 1.58%), 4.38%, 04/27/28(c)	336	337,340
(1-day SOFR + 1.58%), 3.31%, 04/22/42(c)	411	324,238
(1-day SOFR + 1.63%), 5.20%, 04/25/29(c)	445	456,396
(1-day SOFR + 1.64%), 5.46%, 05/09/36(c)	300	312,307
(1-day SOFR + 1.65%), 5.47%, 01/23/35(c)	590	614,614
(1-day SOFR + 1.70%), 5.74%, 02/12/36(c)	245	255,289
(1-day SOFR + 1.74%), 5.52%, 10/25/35(c)	500	512,111
(1-day SOFR + 1.83%), 4.57%, 04/27/33(c)	473	471,841
(1-day SOFR + 1.84%), 5.87%, 09/15/34(c)	450	480,219
(1-day SOFR + 1.88%), 2.83%, 10/24/51(b)(c)	190	120,934
(1-day SOFR + 1.91%), 5.29%, 04/25/34(c)	620	638,319
(1-day SOFR + 1.91%), 5.43%, 08/15/35(c)	275	281,250
(1-day SOFR + 1.93%), 2.68%, 06/19/41(c)	611	450,508
(1-day SOFR + 1.99%), 6.20%, 11/10/28(c)	155	161,062
(1-day SOFR + 2.04%), 4.95%, 07/22/28(c)	420	425,947
(1-day SOFR + 2.15%), 2.59%, 04/29/31(c)	350	326,123
(1-day SOFR + 2.16%), 5.02%, 07/22/33(c)	610	621,988
(3-mo. CME Term SOFR + 1.25%), 2.50%, 02/13/31(c)	397	369,780
(3-mo. CME Term SOFR + 1.30%), 3.42%, 12/20/28(c)	700	691,195
Security	Par (000)	Value
Financial Services (continued)
Bank of America Corp. (continued)
(3-mo. CME Term SOFR + 1.33%), 3.97%, 03/05/29(c)	$246	$ 245,600
(3-mo. CME Term SOFR + 1.44%), 3.19%, 07/23/30(c)	301	290,729
(3-mo. CME Term SOFR + 1.45%), 2.88%, 10/22/30(c)	321	305,464
(3-mo. CME Term SOFR + 1.45%), 3.95%, 01/23/49(c)	104	83,220
(3-mo. CME Term SOFR + 1.47%), 3.97%, 02/07/30(c)	350	348,029
(3-mo. CME Term SOFR + 1.57%), 4.27%, 07/23/29(c)	324	325,485
(3-mo. CME Term SOFR + 1.58%), 4.08%, 04/23/40(c)	171	152,680
(3-mo. CME Term SOFR + 1.63%), 3.59%, 07/21/28(c)	162	160,883
(3-mo. CME Term SOFR + 1.77%), 3.71%, 04/24/28(c)	296	294,657
(3-mo. CME Term SOFR + 1.78%), 4.33%, 03/15/50(c)	291	244,464
(3-mo. CME Term SOFR + 1.84%), 3.82%, 01/20/28(c)	366	365,122
(3-mo. CME Term SOFR + 2.08%), 4.24%, 04/24/38(c)	257	239,680
(3-mo. CME Term SOFR + 2.25%), 4.44%, 01/20/48(c)	247	214,529
(3-mo. CME Term SOFR + 3.41%), 4.08%, 03/20/51(c)	675	540,837
(5-year CMT + 1.20%), 2.48%, 09/21/36(c)	221	193,942
(5-year CMT + 2.00%), 3.85%, 03/08/37(c)	300	282,521
Series L, 4.18%, 11/25/27	171	171,411
Series N, (1-day SOFR + 1.22%), 2.65%, 03/11/32(c)	291	267,310
Series N, (1-day SOFR + 1.65%), 3.48%, 03/13/52(c)	124	89,525
Bank of Nova Scotia
1.95%, 02/02/27	171	167,614
2.95%, 03/11/27	75	74,192
5.40%, 06/04/27(b)	50	51,055
5.25%, 06/12/28	60	61,791
5.45%, 08/01/29	50	52,052
4.85%, 02/01/30	85	86,989
2.15%, 08/01/31	171	152,367
2.45%, 02/02/32	171	152,726
5.65%, 02/01/34	250	265,427
(1-day SOFR + 0.76%), 4.04%, 09/15/28(c)	50	49,999
(1-day SOFR + 0.89%), 4.93%, 02/14/29(c)	150	152,881
(1-day SOFR + 1.00%), 4.40%, 09/08/28(c)	125	125,640
(1-day SOFR + 1.07%), 5.13%, 02/14/31(c)	75	77,271
(1-day SOFR + 1.09%), 4.34%, 09/15/31(c)	50	49,828
(1-day SOFR + 1.44%), 4.74%, 11/10/32(c)	50	50,550
(5-year CMT + 2.05%), 4.59%, 05/04/37(c)	100	97,430
Barclays PLC
4.34%, 01/10/28(b)	250	250,595
5.25%, 08/17/45(b)	250	240,134
4.95%, 01/10/47	200	184,072
(1-day SOFR + 0.96%), 5.09%, 02/25/29(b)(c)	400	407,636
(1-day SOFR + 1.08%), 4.48%, 11/11/29(c)	200	201,104
(1-day SOFR + 1.23%), 5.37%, 02/25/31(b)(c)	200	206,714
(1-day SOFR + 1.56%), 4.94%, 09/10/30(c)	200	203,963
(1-day SOFR + 1.59%), 5.79%, 02/25/36(b)(c)	200	209,357
Master Portfolio Schedule of Investments

Schedule of Investments (continued)
December 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Financial Services (continued)
Barclays PLC (continued)
(1-day SOFR + 1.74%), 5.69%, 03/12/30(c)	$200	$ 208,123
(1-day SOFR + 1.83%), 5.86%, 08/11/46(b)(c)	200	204,877
(1-day SOFR + 1.91%), 5.34%, 09/10/35(b)(c)	400	406,476
(1-day SOFR + 2.62%), 6.69%, 09/13/34(c)	200	221,399
(1-day SOFR + 2.98%), 6.22%, 05/09/34(c)	200	215,061
(1-day SOFR + 3.57%), 7.12%, 06/27/34(b)(c)	200	223,944
(1-year CMT + 1.20%), 2.67%, 03/10/32(c)	490	446,294
(1-year CMT + 1.30%), 3.33%, 11/24/42(c)	222	171,283
(1-year CMT + 2.65%), 5.50%, 08/09/28(c)	300	306,502
(1-year CMT + 3.30%), 7.39%, 11/02/28(c)	200	211,367
(1-year CMT + 3.50%), 7.44%, 11/02/33(c)	200	228,691
(3-mo. SOFR US + 2.16%), 4.97%, 05/16/29(c)	400	406,633
BGC Group, Inc., 6.15%, 04/02/30	75	77,658
Blackstone Reg Finance Co. LLC
4.30%, 11/03/30(b)	45	44,975
4.95%, 02/15/36	85	84,379
Brookfield Asset Management Ltd.
4.65%, 11/15/30	50	50,358
5.30%, 01/15/36	50	49,940
Cboe Global Markets, Inc., 3.00%, 03/16/32	121	111,812
Charles Schwab Corp.(c)
(1-day SOFR + 0.94%), 4.34%, 11/14/31	85	84,873
(1-day SOFR + 1.23%), 4.91%, 11/14/36	75	74,496
Citigroup, Inc.
4.45%, 09/29/27	475	478,056
4.13%, 07/25/28	230	229,906
6.63%, 06/15/32(b)	74	82,002
6.13%, 08/25/36	184	195,517
8.13%, 07/15/39	210	269,237
5.88%, 01/30/42	127	133,546
6.68%, 09/13/43(b)	87	96,719
5.30%, 05/06/44	87	84,450
4.65%, 07/30/45	130	117,027
4.75%, 05/18/46	257	225,530
4.65%, 07/23/48(b)	307	270,796
(1-day SOFR + 0.87%), 4.79%, 03/04/29(c)	250	253,582
(1-day SOFR + 1.14%), 4.64%, 05/07/28(c)	275	277,232
(1-day SOFR + 1.15%), 2.67%, 01/29/31(c)	271	253,667
(1-day SOFR + 1.17%), 4.50%, 09/11/31(c)	390	391,207
(1-day SOFR + 1.17%), 2.56%, 05/01/32(c)	407	369,363
(1-day SOFR + 1.18%), 2.52%, 11/03/32(c)	484	433,614
(1-day SOFR + 1.28%), 3.07%, 02/24/28(c)	221	218,470
(1-day SOFR + 1.34%), 4.54%, 09/19/30(c)	250	251,988
(1-day SOFR + 1.35%), 3.06%, 01/25/33(c)	357	327,035
(1-day SOFR + 1.36%), 5.17%, 02/13/30(c)	320	328,368
(1-day SOFR + 1.38%), 2.90%, 11/03/42(b)(c)	187	138,228
(1-day SOFR + 1.42%), 2.98%, 11/05/30(c)	371	353,332
(1-day SOFR + 1.45%), 5.45%, 06/11/35(b)(c)	250	258,897
(1-day SOFR + 1.46%), 4.95%, 05/07/31(c)	225	229,812
(1-day SOFR + 1.47%), 5.33%, 03/27/36(c)	310	317,114
(1-day SOFR + 1.49%), 5.17%, 09/11/36(c)	420	423,926
(1-day SOFR + 1.75%), 5.61%, 03/04/56(c)	225	224,042
(1-day SOFR + 1.83%), 6.02%, 01/24/36(c)	315	329,928
(1-day SOFR + 1.89%), 4.66%, 05/24/28(c)	150	151,261
(1-day SOFR + 1.94%), 3.79%, 03/17/33(c)	713	679,830
(1-day SOFR + 2.06%), 5.83%, 02/13/35(c)	200	207,842
(1-day SOFR + 2.09%), 4.91%, 05/24/33(c)	500	505,992
(1-day SOFR + 2.11%), 2.57%, 06/03/31(c)	457	423,425
(1-day SOFR + 2.34%), 6.27%, 11/17/33(c)	200	217,754
(1-day SOFR + 2.66%), 6.17%, 05/25/34(c)	300	318,596
(1-day SOFR + 3.91%), 4.41%, 03/31/31(c)	510	509,915
(1-day SOFR + 4.55%), 5.32%, 03/26/41(c)	150	150,192
Security	Par (000)	Value
Financial Services (continued)
Citigroup, Inc. (continued)
(3-mo. CME Term SOFR + 1.41%), 3.52%, 10/27/28(c)	$341	$ 337,945
(3-mo. CME Term SOFR + 1.43%), 3.88%, 01/24/39(c)	200	176,933
(3-mo. CME Term SOFR + 1.45%), 4.08%, 04/23/29(c)	300	299,794
(3-mo. CME Term SOFR + 1.60%), 3.98%, 03/20/30(c)	377	373,582
(3-mo. CME Term SOFR + 1.65%), 3.67%, 07/24/28(b)(c)	371	368,640
(3-mo. CME Term SOFR + 1.82%), 3.89%, 01/10/28(c)	371	370,292
(3-mo. CME Term SOFR + 2.10%), 4.28%, 04/24/48(c)	121	101,901
(5-year CMT + 1.28%), 5.59%, 11/19/34(c)	100	102,563
(5-year CMT + 1.73%), 5.41%, 09/19/39(c)	100	100,631
CME Group, Inc.
4.40%, 03/15/30	50	50,719
2.65%, 03/15/32	69	63,085
5.30%, 09/15/43	171	171,410
4.15%, 06/15/48(b)	70	58,447
Deutsche Bank AG
5.37%, 09/09/27	200	204,758
(1-day SOFR + 1.30%), 4.95%, 08/04/31(b)(c)	150	151,516
(1-day SOFR + 1.32%), 2.55%, 01/07/28(b)(c)	192	188,823
(1-day SOFR + 1.70%), 5.00%, 09/11/30(b)(c)	150	152,303
(1-day SOFR + 1.72%), 5.30%, 05/09/31(c)	150	153,685
(1-day SOFR + 1.72%), 3.04%, 05/28/32(c)	150	137,707
(1-day SOFR + 2.05%), 5.40%, 09/11/35(b)(c)	150	153,004
(1-day SOFR + 2.26%), 3.74%, 01/07/33(c)	200	185,771
(1-day SOFR + 2.76%), 3.73%, 01/14/32(c)	200	189,028
(1-day SOFR + 3.04%), 3.55%, 09/18/31(c)	296	282,482
(1-day SOFR + 3.18%), 6.72%, 01/18/29(c)	150	157,041
(1-day SOFR + 3.65%), 7.08%, 02/10/34(c)	200	219,734
Enact Holdings, Inc., 6.25%, 05/28/29	50	52,330
Goldman Sachs Group, Inc.
5.95%, 01/15/27	87	88,760
3.85%, 01/26/27	341	340,701
2.60%, 02/07/30(b)	341	320,428
3.80%, 03/15/30	400	393,682
6.45%, 05/01/36	110	120,801
6.75%, 10/01/37(b)	651	726,761
6.25%, 02/01/41	171	187,231
4.80%, 07/08/44	214	198,379
5.15%, 05/22/45	282	264,808
4.75%, 10/21/45	200	181,228
(1-day SOFR + 1.08%), 5.21%, 01/28/31(b)(c)	275	283,978
(1-day SOFR + 1.09%), 1.99%, 01/27/32(c)	300	266,511
(1-day SOFR + 1.11%), 2.64%, 02/24/28(c)	347	341,588
(1-day SOFR + 1.14%), 4.69%, 10/23/30(c)	335	339,571
(1-day SOFR + 1.21%), 5.05%, 07/23/30(c)	320	327,876
(1-day SOFR + 1.25%), 2.38%, 07/21/32(c)	527	471,987
(1-day SOFR + 1.26%), 2.65%, 10/21/32(c)	374	337,582
(1-day SOFR + 1.27%), 5.73%, 04/25/30(c)	305	318,640
(1-day SOFR + 1.28%), 2.62%, 04/22/32(c)	500	455,907
(1-day SOFR + 1.32%), 4.94%, 04/23/28(c)	300	303,427
(1-day SOFR + 1.38%), 5.54%, 01/28/36(c)	375	389,204
(1-day SOFR + 1.41%), 3.10%, 02/24/33(c)	491	452,322
(1-day SOFR + 1.42%), 5.02%, 10/23/35(b)(c)	440	442,355
(1-day SOFR + 1.47%), 2.91%, 07/21/42(c)	175	128,338
(1-day SOFR + 1.51%), 3.21%, 04/22/42(c)	271	209,398
(1-day SOFR + 1.55%), 5.85%, 04/25/35(c)	315	334,895

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Financial Services (continued)
Goldman Sachs Group, Inc. (continued)
(1-day SOFR + 1.55%), 5.33%, 07/23/35(c)	$420	$ 431,532
(1-day SOFR + 1.58%), 5.22%, 04/23/31(c)	350	361,497
(1-day SOFR + 1.58%), 5.56%, 11/19/45(c)	350	350,111
(1-day SOFR + 1.63%), 3.44%, 02/24/43(c)	216	169,188
(1-day SOFR + 1.70%), 5.73%, 01/28/56(c)	380	384,064
(1-day SOFR + 1.73%), 4.48%, 08/23/28(c)	300	302,105
(1-day SOFR + 1.77%), 6.48%, 10/24/29(c)	250	265,122
(1-day SOFR + 1.85%), 3.62%, 03/15/28(c)	500	497,224
(1-day SOFR + 1.95%), 6.56%, 10/24/34(c)	150	167,085
(3-mo. CME Term SOFR + 1.42%), 3.81%, 04/23/29(c)	341	339,000
(3-mo. CME Term SOFR + 1.56%), 4.22%, 05/01/29(c)	471	471,980
(3-mo. CME Term SOFR + 1.63%), 4.02%, 10/31/38(c)	341	306,625
(3-mo. CME Term SOFR + 1.69%), 4.41%, 04/23/39(c)	171	157,983
(3-mo. CME Term SOFR + 1.77%), 3.69%, 06/05/28(c)	427	424,728
Golub Capital Private Credit Fund, 5.45%, 08/15/28(b)	75	75,467
HSBC Holdings PLC
4.95%, 03/31/30	400	410,052
6.50%, 05/02/36	297	321,024
6.50%, 09/15/37	200	219,395
6.80%, 06/01/38	250	277,835
6.10%, 01/14/42(b)	171	183,705
5.25%, 03/14/44(b)	232	226,110
(1-day SOFR + 1.03%), 4.90%, 03/03/29(b)(c)	200	202,919
(1-day SOFR + 1.04%), 5.13%, 11/19/28(c)	200	203,703
(1-day SOFR + 1.06%), 5.60%, 05/17/28(c)	200	203,738
(1-day SOFR + 1.19%), 2.80%, 05/24/32(c)	400	365,951
(1-day SOFR + 1.29%), 2.21%, 08/17/29(c)	200	190,215
(1-day SOFR + 1.29%), 5.29%, 11/19/30(c)	200	206,356
(1-day SOFR + 1.29%), 5.13%, 03/03/31(c)	200	204,969
(1-day SOFR + 1.41%), 2.87%, 11/22/32(c)	200	181,670
(1-day SOFR + 1.46%), 5.55%, 03/04/30(c)	200	207,347
(1-day SOFR + 1.52%), 5.73%, 05/17/32(c)	200	210,783
(1-day SOFR + 1.56%), 5.45%, 03/03/36(c)	400	412,681
(1-day SOFR + 1.57%), 5.24%, 05/13/31(c)	200	206,055
(1-day SOFR + 1.73%), 2.01%, 09/22/28(c)	200	193,025
(1-day SOFR + 1.78%), 5.72%, 03/04/35(c)	200	210,868
(1-day SOFR + 1.88%), 5.79%, 05/13/36(c)	400	422,509
(1-day SOFR + 1.95%), 2.36%, 08/18/31(c)	200	181,908
(1-day SOFR + 1.97%), 6.16%, 03/09/29(c)	200	208,219
(1-day SOFR + 2.11%), 4.76%, 06/09/28(c)	200	201,751
(1-day SOFR + 2.39%), 2.85%, 06/04/31(c)	349	326,221
(1-day SOFR + 2.39%), 6.25%, 03/09/34(c)	300	326,259
(1-day SOFR + 2.53%), 4.76%, 03/29/33(c)	285	283,346
(1-day SOFR + 2.61%), 5.21%, 08/11/28(c)	600	610,125
(1-day SOFR + 2.65%), 6.33%, 03/09/44(c)	225	246,443
(1-day SOFR + 2.98%), 6.55%, 06/20/34(c)	200	216,207
(1-day SOFR + 3.02%), 7.40%, 11/13/34(c)	200	228,229
(1-day SOFR + 4.25%), 8.11%, 11/03/33(c)	300	351,587
(3-mo. CME Term SOFR + 1.80%), 4.58%, 06/19/29(c)	400	403,695
(3-mo. CME Term SOFR + 1.81%), 4.04%, 03/13/28(c)	211	210,705
(3-mo. CME Term SOFR + 1.87%), 3.97%, 05/22/30(c)	611	603,574
(1-day SOFR + 3.35%), 7.39%, 11/03/28(c)	215	227,290
Security	Par (000)	Value
Financial Services (continued)
Intercontinental Exchange, Inc.
3.10%, 09/15/27	$100	$ 98,743
4.00%, 09/15/27(b)	250	250,530
3.63%, 09/01/28	100	99,260
3.75%, 09/21/28(b)	400	398,016
3.95%, 12/01/28	30	30,078
4.35%, 06/15/29	150	151,266
2.10%, 06/15/30	133	121,740
4.20%, 03/15/31	80	80,025
5.25%, 06/15/31	50	52,349
1.85%, 09/15/32	158	134,436
4.60%, 03/15/33	212	213,933
2.65%, 09/15/40	171	126,759
4.25%, 09/21/48	157	130,743
3.00%, 06/15/50	176	115,226
4.95%, 06/15/52(b)	174	158,854
3.00%, 09/15/60	145	86,686
5.20%, 06/15/62	130	118,970
JPMorgan Chase & Co.
4.25%, 10/01/27	87	87,632
3.63%, 12/01/27	171	170,128
6.40%, 05/15/38	389	439,425
5.50%, 10/15/40	66	68,782
5.60%, 07/15/41	146	152,187
5.40%, 01/06/42	171	173,890
5.63%, 08/16/43	137	140,715
4.85%, 02/01/44	124	117,356
4.95%, 06/01/45	214	201,599
(1-day SOFR + 0.80%), 4.92%, 01/24/29(c)	260	264,833
(1-day SOFR + 0.86%), 4.51%, 10/22/28(c)	235	237,303
(1-day SOFR + 0.93%), 5.57%, 04/22/28(c)	250	254,973
(1-day SOFR + 0.93%), 4.98%, 07/22/28(c)	260	263,873
(1-day SOFR + 1.01%), 5.14%, 01/24/31(c)	295	304,910
(1-day SOFR + 1.02%), 2.07%, 06/01/29(c)	240	229,177
(1-day SOFR + 1.04%), 4.60%, 10/22/30(c)	300	304,212
(1-day SOFR + 1.07%), 1.95%, 02/04/32(c)	341	304,069
(1-day SOFR + 1.13%), 5.00%, 07/22/30(c)	450	461,986
(1-day SOFR + 1.16%), 5.58%, 04/22/30(c)	450	469,452
(1-day SOFR + 1.17%), 2.95%, 02/24/28(c)	111	109,646
(1-day SOFR + 1.18%), 2.55%, 11/08/32(c)	426	384,421
(1-day SOFR + 1.19%), 5.04%, 01/23/28(c)	155	156,604
(1-day SOFR + 1.26%), 2.96%, 01/25/33(c)	403	369,825
(1-day SOFR + 1.31%), 5.01%, 01/23/30(c)	225	230,558
(1-day SOFR + 1.32%), 5.50%, 01/24/36(c)	385	402,371
(1-day SOFR + 1.34%), 4.95%, 10/22/35(c)	390	393,845
(1-day SOFR + 1.44%), 5.10%, 04/22/31(c)	305	314,905
(1-day SOFR + 1.45%), 5.30%, 07/24/29(c)	235	242,179
(1-day SOFR + 1.46%), 5.29%, 07/22/35(c)	475	490,049
(1-day SOFR + 1.49%), 5.77%, 04/22/35(c)	165	175,823
(1-day SOFR + 1.55%), 5.53%, 11/29/45(c)	280	284,266
(1-day SOFR + 1.56%), 4.32%, 04/26/28(c)	472	473,921
(1-day SOFR + 1.57%), 6.09%, 10/23/29(c)	285	300,190
(1-day SOFR + 1.58%), 3.33%, 04/22/52(c)	400	283,578
(1-day SOFR + 1.62%), 5.34%, 01/23/35(c)	355	367,929
(1-day SOFR + 1.68%), 5.57%, 04/22/36(c)	405	424,909
(1-day SOFR + 1.75%), 4.57%, 06/14/30(c)	200	202,327
(1-day SOFR + 1.80%), 4.59%, 04/26/33(c)	367	368,934
(1-day SOFR + 1.81%), 6.25%, 10/23/34(c)	455	499,561
(1-day SOFR + 1.85%), 5.35%, 06/01/34(c)	545	566,260
(1-day SOFR + 1.89%), 2.18%, 06/01/28(c)	300	292,566
(1-day SOFR + 1.99%), 4.85%, 07/25/28(c)	600	607,714
(1-day SOFR + 2.04%), 2.52%, 04/22/31(c)	475	442,475
Master Portfolio Schedule of Investments

Schedule of Investments (continued)
December 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Financial Services (continued)
JPMorgan Chase & Co. (continued)
(1-day SOFR + 2.08%), 4.91%, 07/25/33(c)	$645	$ 657,067
(1-day SOFR + 2.44%), 3.11%, 04/22/51(c)	291	197,614
(1-day SOFR + 2.58%), 5.72%, 09/14/33(c)	200	211,439
(3-mo. CME Term SOFR + 1.11%), 1.76%, 11/19/31(c)	171	151,914
(3-mo. CME Term SOFR + 1.21%), 3.51%, 01/23/29(c)	471	466,531
(3-mo. CME Term SOFR + 1.25%), 2.58%, 04/22/32(c)	450	411,323
(3-mo. CME Term SOFR + 1.38%), 4.01%, 04/23/29(c)	581	580,440
(3-mo. CME Term SOFR + 1.42%), 3.70%, 05/06/30(b)(c)	371	365,414
(3-mo. CME Term SOFR + 1.46%), 3.16%, 04/22/42(c)	242	187,974
(3-mo. CME Term SOFR + 1.48%), 3.90%, 01/23/49(c)	200	159,245
(3-mo. CME Term SOFR + 1.51%), 2.74%, 10/15/30(c)	500	474,323
(3-mo. CME Term SOFR + 1.51%), 2.53%, 11/19/41(c)	257	184,876
(3-mo. CME Term SOFR + 1.52%), 4.20%, 07/23/29(c)	302	302,979
(3-mo. CME Term SOFR + 1.59%), 4.45%, 12/05/29(c)	427	431,400
(3-mo. CME Term SOFR + 1.60%), 3.78%, 02/01/28(c)	341	340,239
(3-mo. CME Term SOFR + 1.62%), 3.88%, 07/24/38(c)	321	288,181
(3-mo. CME Term SOFR + 1.64%), 3.54%, 05/01/28(c)	325	323,168
(3-mo. CME Term SOFR + 1.64%), 3.96%, 11/15/48(c)	427	343,516
(3-mo. CME Term SOFR + 1.72%), 4.03%, 07/24/48(c)	187	152,775
(3-mo. CME Term SOFR + 1.84%), 4.26%, 02/22/48(c)	271	230,030
(3-mo. CME Term SOFR + 2.46%), 3.11%, 04/22/41(c)	189	148,391
(3-mo. CME Term SOFR + 2.52%), 2.96%, 05/13/31(c)	341	321,687
(3-mo. CME Term SOFR + 3.79%), 4.49%, 03/24/31(c)	341	343,964
Lloyds Banking Group PLC
3.75%, 01/11/27	400	399,365
5.30%, 12/01/45	200	189,212
4.34%, 01/09/48	249	204,862
(1-year CMT + 0.85%), 5.09%, 11/26/28(c)	200	203,803
(1-year CMT + 1.07%), 5.72%, 06/05/30(c)	200	209,609
(1-year CMT + 1.20%), 5.59%, 11/26/35(b)(c)	200	209,015
(1-year CMT + 1.70%), 5.87%, 03/06/29(c)	200	207,354
(1-year CMT + 1.75%), 5.68%, 01/05/35(c)	200	210,559
(1-year CMT + 1.80%), 3.75%, 03/18/28(c)	222	221,189
(1-year CMT + 2.30%), 4.98%, 08/11/33(c)	200	203,335
(1-year CMT + 3.75%), 7.95%, 11/15/33(c)	225	261,746
(3-mo. SOFR US + 1.47%), 3.57%, 11/07/28(c)	200	198,410
Mastercard, Inc., 3.95%, 02/26/48	60	48,497
Mitsubishi UFJ Financial Group, Inc.
3.29%, 07/25/27(b)	111	110,071
3.96%, 03/02/28	151	151,153
3.74%, 03/07/29	341	337,947
3.20%, 07/18/29	200	193,331
Security	Par (000)	Value
Financial Services (continued)
Mitsubishi UFJ Financial Group, Inc. (continued)
2.56%, 02/25/30	$349	$ 326,177
4.29%, 07/26/38(b)	87	82,254
4.15%, 03/07/39(b)	60	55,642
3.75%, 07/18/39	200	174,611
(1-year CMT + 0.78%), 5.20%, 01/16/31(c)	200	206,325
(1-year CMT + 0.80%), 4.53%, 09/12/31(c)	200	201,077
(1-year CMT + 0.83%), 2.34%, 01/19/28(c)	220	216,153
(1-year CMT + 0.93%), 5.19%, 09/12/36(c)	200	203,202
(1-year CMT + 0.95%), 2.31%, 07/20/32(c)	200	178,359
(1-year CMT + 0.95%), 5.57%, 01/16/36(c)	200	209,215
(1-year CMT + 0.97%), 2.49%, 10/13/32(c)	215	192,581
(1-year CMT + 1.00%), 5.43%, 04/17/35(c)	200	207,847
(1-year CMT + 1.10%), 2.85%, 01/19/33(c)	200	181,391
(1-year CMT + 1.27%), 5.62%, 04/24/36(c)	200	209,337
(1-year CMT + 1.30%), 4.08%, 04/19/28(c)	220	220,081
(1-year CMT + 1.55%), 4.32%, 04/19/33(c)	200	196,737
(1-year CMT + 1.90%), 5.35%, 09/13/28(c)	200	204,498
(1-year CMT + 1.95%), 5.02%, 07/20/28(c)	200	202,942
(1-year CMT + 2.13%), 5.13%, 07/20/33(c)	250	256,734
Mizuho Financial Group, Inc.
2.56%, 09/13/31	200	179,133
(1-year CMT + 0.92%), 4.71%, 07/08/31(c)	200	202,582
(1-year CMT + 1.07%), 5.32%, 07/08/36(c)	200	205,452
(1-year CMT + 1.25%), 3.26%, 05/22/30(c)	380	367,820
(1-year CMT + 1.30%), 5.59%, 07/10/35(c)	200	209,391
(1-year CMT + 1.65%), 5.78%, 07/06/29(c)	200	207,986
(1-year CMT + 1.90%), 5.75%, 07/06/34(c)	200	211,841
(1-year CMT + 2.05%), 5.41%, 09/13/28(c)	520	532,597
(1-year CMT + 2.40%), 5.67%, 09/13/33(c)	320	339,158
Morgan Stanley
3.63%, 01/20/27	341	340,112
3.95%, 04/23/27	287	286,797
3.59%, 07/22/28(c)	384	381,373
7.25%, 04/01/32	50	57,546
3.97%, 07/22/38(c)	246	221,703
6.38%, 07/24/42	181	201,441
4.30%, 01/27/45	321	277,806
4.38%, 01/22/47	257	221,899
(1-day SOFR + 1.00%), 2.48%, 01/21/28(c)	269	264,563
(1-day SOFR + 1.01%), 5.65%, 04/13/28(c)	225	229,430
(1-day SOFR + 1.02%), 1.93%, 04/28/32(c)	300	263,207
(1-day SOFR + 1.03%), 1.79%, 02/13/32(c)	338	296,849
(1-day SOFR + 1.10%), 4.65%, 10/18/30(c)	325	328,932
(1-day SOFR + 1.11%), 5.23%, 01/15/31(c)	315	324,918
(1-day SOFR + 1.14%), 2.70%, 01/22/31(c)	441	413,657
(1-day SOFR + 1.18%), 2.24%, 07/21/32(c)	437	388,313
(1-day SOFR + 1.20%), 2.51%, 10/20/32(c)	281	252,017
(1-day SOFR + 1.22%), 5.04%, 07/19/30(c)	225	230,689
(1-day SOFR + 1.26%), 5.66%, 04/18/30(c)	390	406,312
(1-day SOFR + 1.29%), 2.94%, 01/21/33(c)	343	313,054
(1-day SOFR + 1.36%), 2.48%, 09/16/36(c)	359	315,674
(1-day SOFR + 1.38%), 4.99%, 04/12/29(c)	275	280,447
(1-day SOFR + 1.42%), 5.59%, 01/18/36(c)	385	402,319
(1-day SOFR + 1.43%), 2.80%, 01/25/52(c)	271	172,380
(1-day SOFR + 1.45%), 5.17%, 01/16/30(c)	250	256,642
(1-day SOFR + 1.49%), 3.22%, 04/22/42(c)	235	184,124
(1-day SOFR + 1.51%), 5.19%, 04/17/31(c)	350	360,875
(1-day SOFR + 1.56%), 5.32%, 07/19/35(c)	475	488,966
(1-day SOFR + 1.58%), 5.83%, 04/19/35(c)	335	355,990
(1-day SOFR + 1.59%), 5.16%, 04/20/29(c)	355	362,991
(1-day SOFR + 1.61%), 4.21%, 04/20/28(c)	321	321,736
(1-day SOFR + 1.63%), 5.45%, 07/20/29(c)	340	350,863

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Financial Services (continued)
Morgan Stanley (continued)
(1-day SOFR + 1.71%), 5.52%, 11/19/55(c)	$345	$ 341,010
(1-day SOFR + 1.73%), 5.12%, 02/01/29(c)	295	301,146
(1-day SOFR + 1.73%), 5.47%, 01/18/35(c)	300	311,843
(1-day SOFR + 1.76%), 5.66%, 04/17/36(c)	390	409,369
(1-day SOFR + 1.83%), 6.41%, 11/01/29(c)	280	296,774
(1-day SOFR + 1.87%), 5.25%, 04/21/34(c)	405	416,972
(1-day SOFR + 1.88%), 5.42%, 07/21/34(c)	340	353,708
(1-day SOFR + 2.05%), 6.63%, 11/01/34(c)	230	257,179
(1-day SOFR + 2.08%), 4.89%, 07/20/33(c)	220	223,167
(1-day SOFR + 2.24%), 6.30%, 10/18/28(c)	250	259,704
(1-day SOFR + 2.56%), 6.34%, 10/18/33(c)	300	328,792
(1-day SOFR + 2.62%), 5.30%, 04/20/37(c)	234	238,025
(1-day SOFR + 3.12%), 3.62%, 04/01/31(c)	400	388,650
(1-day SOFR + 4.84%), 5.60%, 03/24/51(c)	271	270,999
(3-mo. CME Term SOFR + 1.40%), 3.77%, 01/24/29(c)	410	407,684
(3-mo. CME Term SOFR + 1.69%), 4.46%, 04/22/39(b)(c)	211	198,532
(3-mo. CME Term SOFR + 1.89%), 4.43%, 01/23/30(c)	330	331,828
(5-year CMT + 1.80%), 5.94%, 02/07/39(b)(c)	100	105,097
(5-year CMT + 2.43%), 5.95%, 01/19/38(b)(c)	190	199,940
Nasdaq, Inc.
5.35%, 06/28/28	79	81,522
1.65%, 01/15/31	57	50,507
5.55%, 02/15/34	293	307,691
3.25%, 04/28/50	70	48,460
3.95%, 03/07/52	50	38,224
5.95%, 08/15/53	50	51,927
6.10%, 06/28/63	200	209,774
NatWest Group PLC(c)
(1-year CMT + 1.05%), 5.12%, 05/23/31	200	205,301
(1-year CMT + 1.50%), 5.78%, 03/01/35(b)	200	211,472
(1-year CMT + 2.10%), 6.02%, 03/02/34	200	214,556
(3-mo. SOFR US + 2.17%), 5.08%, 01/27/30	450	459,945
(5-year CMT + 2.35%), 3.03%, 11/28/35	300	275,830
Nomura Holdings, Inc., 5.39%, 07/06/27	200	203,647
ORIX Corp.
5.00%, 09/13/27(b)	100	101,730
4.65%, 09/10/29(b)	25	25,409
4.45%, 09/09/30	50	50,113
2.25%, 03/09/31	87	78,264
4.00%, 04/13/32(b)	67	65,095
5.20%, 09/13/32(b)	100	103,309
5.40%, 02/25/35	50	51,585
Radian Group, Inc.
4.88%, 03/15/27	50	50,180
6.20%, 05/15/29	50	52,417
Sumitomo Mitsui Financial Group, Inc.
2.17%, 01/14/27(b)	200	196,370
3.36%, 07/12/27(b)	246	244,249
3.35%, 10/18/27	112	110,960
5.52%, 01/13/28	200	205,990
3.54%, 01/17/28	100	99,174
3.94%, 07/19/28	75	75,019
5.72%, 09/14/28(b)	200	208,306
1.90%, 09/17/28	218	205,894
4.31%, 10/16/28(b)	100	100,922
5.32%, 07/09/29	200	207,070
3.04%, 07/16/29	300	288,207
2.72%, 09/27/29(b)	522	495,021
Security	Par (000)	Value
Financial Services (continued)
Sumitomo Mitsui Financial Group, Inc. (continued)
5.71%, 01/13/30	$200	$ 210,686
2.75%, 01/15/30	200	188,345
2.13%, 07/08/30	200	182,166
2.22%, 09/17/31	265	235,509
5.77%, 01/13/33	300	319,485
5.81%, 09/14/33	200	214,596
5.56%, 07/09/34	200	210,239
5.63%, 01/15/35(b)	200	211,815
2.93%, 09/17/41	95	69,694
6.18%, 07/13/43	100	108,564
5.84%, 07/09/44(b)	100	103,205
(1-day SOFR + 1.50%), 5.25%, 07/08/36(c)	200	204,853
(1-day SOFR + 1.78%), 5.80%, 07/08/46(c)	100	101,317
UBS AG, 5.00%, 07/09/27	250	254,892
UBS Group AG, 4.88%, 05/15/45	268	248,354
		128,801,735
Food Products — 0.3%
Archer-Daniels-Midland Co.
3.25%, 03/27/30	150	144,894
2.90%, 03/01/32(b)	67	61,578
4.50%, 08/15/33(b)	100	100,051
4.54%, 03/26/42	37	33,346
4.02%, 04/16/43	66	55,210
3.75%, 09/15/47	171	132,478
Bunge Ltd. Finance Corp.
3.75%, 09/25/27(b)	171	170,280
4.10%, 01/07/28(b)	25	25,058
4.20%, 09/17/29	100	100,057
4.55%, 08/04/30	50	50,460
3.20%, 04/21/31	100	94,099
2.75%, 05/14/31	121	111,101
4.65%, 09/17/34(b)	85	83,400
5.15%, 08/04/35	50	50,790
Campbell’s Co., 4.55%, 03/21/31	50	49,750
Conagra Brands, Inc.
1.38%, 11/01/27	102	96,974
4.85%, 11/01/28	150	151,745
5.00%, 08/01/30(b)	50	50,592
5.75%, 08/01/35(b)	50	51,057
5.30%, 11/01/38	171	163,260
5.40%, 11/01/48(b)	112	100,334
Flowers Foods, Inc.
2.40%, 03/15/31(b)	60	53,013
5.75%, 03/15/35	50	50,127
6.20%, 03/15/55	50	46,930
General Mills, Inc.
4.70%, 01/30/27	50	50,371
3.20%, 02/10/27	87	86,261
4.20%, 04/17/28	171	171,556
5.50%, 10/17/28(b)	55	57,042
4.88%, 01/30/30	50	51,135
2.88%, 04/15/30	171	161,699
2.25%, 10/14/31	121	107,390
4.95%, 03/29/33	130	131,884
5.25%, 01/30/35(b)	100	102,063
5.40%, 06/15/40	50	50,137
3.00%, 02/01/51	180	116,404
Hershey Co.
4.55%, 02/24/28	50	50,786
2.45%, 11/15/29	87	82,055
4.75%, 02/24/30	50	51,354
Master Portfolio Schedule of Investments

Schedule of Investments (continued)
December 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food Products (continued)
Hershey Co. (continued)
1.70%, 06/01/30(b)	$50	$ 45,108
4.95%, 02/24/32	50	51,832
4.50%, 05/04/33(b)	50	50,161
5.10%, 02/24/35	50	51,396
3.13%, 11/15/49	87	59,623
Hormel Foods Corp.
4.80%, 03/30/27	45	45,484
1.70%, 06/03/28	223	211,806
1.80%, 06/11/30	100	90,259
3.05%, 06/03/51	87	56,926
Ingredion, Inc.
2.90%, 06/01/30	50	47,057
3.90%, 06/01/50	87	65,126
J.M. Smucker Co.
3.38%, 12/15/27	100	99,035
5.90%, 11/15/28(b)	75	78,578
2.38%, 03/15/30	200	185,758
2.13%, 03/15/32	50	43,286
6.20%, 11/15/33(b)	75	81,298
4.25%, 03/15/35	87	81,908
6.50%, 11/15/43(b)	40	42,924
4.38%, 03/15/45(b)	87	72,727
6.50%, 11/15/53(b)	125	135,247
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
3.00%, 02/02/29	50	48,142
3.75%, 12/01/31	50	47,481
3.63%, 01/15/32	200	187,154
3.00%, 05/15/32	250	224,413
5.75%, 04/01/33(b)	146	152,528
6.75%, 03/15/34	47	51,926
4.38%, 02/02/52	100	77,733
6.50%, 12/01/52	250	257,732
7.25%, 11/15/53	50	55,971
JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.(a)
5.50%, 01/15/36	200	203,232
6.25%, 03/01/56	150	149,292
6.38%, 04/15/66(b)	150	149,351
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group(a)
5.95%, 04/20/35(b)	75	78,862
6.38%, 02/25/55	50	50,830
Kellanova
4.30%, 05/15/28	171	172,079
2.10%, 06/01/30	141	129,122
5.25%, 03/01/33	30	31,105
4.50%, 04/01/46	62	54,620
5.75%, 05/16/54(b)	25	25,062
Kraft Heinz Foods Co.
3.88%, 05/15/27	148	147,602
4.63%, 01/30/29	87	88,141
3.75%, 04/01/30(b)	79	77,325
4.25%, 03/01/31	87	86,033
5.20%, 03/15/32(b)	50	51,416
6.75%, 03/15/32	70	77,217
5.40%, 03/15/35(b)	50	51,370
5.00%, 07/15/35(b)	79	78,677
6.88%, 01/26/39	87	97,185
4.63%, 10/01/39	45	41,097
6.50%, 02/09/40	79	85,117
Security	Par (000)	Value
Food Products (continued)
Kraft Heinz Foods Co. (continued)
5.00%, 06/04/42	$163	$ 149,568
5.20%, 07/15/45	197	180,651
4.38%, 06/01/46	350	289,142
4.88%, 10/01/49	163	140,237
5.50%, 06/01/50(b)	87	81,392
McCormick & Co., Inc.
3.40%, 08/15/27	100	99,108
2.50%, 04/15/30	50	46,480
1.85%, 02/15/31	71	62,714
4.95%, 04/15/33	100	101,520
4.70%, 10/15/34(b)	75	73,901
4.20%, 08/15/47	50	40,549
Mondelez International, Inc.
2.63%, 03/17/27	101	99,392
4.25%, 05/06/28(b)	100	100,530
4.75%, 02/20/29	50	50,992
2.75%, 04/13/30	160	150,637
4.50%, 05/06/30	25	25,271
1.50%, 02/04/31	100	87,068
1.88%, 10/15/32(b)	87	74,893
4.75%, 08/28/34	50	49,761
5.13%, 05/06/35(b)	25	25,530
2.63%, 09/04/50	170	101,434
Pilgrim’s Pride Corp.
4.25%, 04/15/31	100	97,627
3.50%, 03/01/32	150	138,569
6.25%, 07/01/33	125	133,626
The Campbell’s Co.
5.20%, 03/19/27	50	50,648
4.15%, 03/15/28	150	149,979
5.20%, 03/21/29	50	51,221
2.38%, 04/24/30	150	137,941
5.40%, 03/21/34	110	112,037
4.75%, 03/23/35	100	96,645
4.80%, 03/15/48	130	112,412
5.25%, 10/13/54(b)	25	22,713
Tyson Foods, Inc.
3.55%, 06/02/27	171	169,805
4.35%, 03/01/29(b)	150	150,385
5.40%, 03/15/29	50	51,694
5.70%, 03/15/34(b)	50	52,715
4.88%, 08/15/34	70	69,764
5.15%, 08/15/44	87	81,478
4.55%, 06/02/47	87	74,682
5.10%, 09/28/48	150	138,271
		11,843,057
Ground Transportation — 0.3%
Burlington Northern Santa Fe LLC
3.25%, 06/15/27	300	298,053
5.05%, 03/01/41(b)	100	98,062
5.40%, 06/01/41	50	50,554
4.95%, 09/15/41	35	33,801
4.40%, 03/15/42	53	47,318
4.38%, 09/01/42	87	77,138
4.45%, 03/15/43	70	62,244
5.15%, 09/01/43	87	84,241
4.90%, 04/01/44	87	81,869
4.55%, 09/01/44	87	77,263
4.15%, 04/01/45	137	115,074
4.70%, 09/01/45	87	78,518
3.90%, 08/01/46	141	112,750

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Ground Transportation (continued)
Burlington Northern Santa Fe LLC (continued)
4.13%, 06/15/47	$87	$ 71,557
4.05%, 06/15/48	60	48,497
4.15%, 12/15/48	87	71,217
3.55%, 02/15/50	100	73,234
3.05%, 02/15/51	71	46,791
3.30%, 09/15/51	171	118,045
2.88%, 06/15/52	100	62,772
4.45%, 01/15/53	150	126,482
5.20%, 04/15/54	220	207,044
5.50%, 03/15/55	170	167,176
5.55%, 03/15/56	75	73,931
5.80%, 03/15/56	100	102,099
Canadian National Railway Co.
4.20%, 03/12/31	25	24,953
3.85%, 08/05/32	100	97,053
4.38%, 09/18/34	100	98,281
4.75%, 11/12/35(b)	50	49,920
6.20%, 06/01/36	50	55,360
3.20%, 08/02/46(b)	140	101,151
3.65%, 02/03/48(b)	57	43,344
4.45%, 01/20/49	75	63,979
2.45%, 05/01/50	81	47,945
4.40%, 08/05/52(b)	80	67,551
6.13%, 11/01/53	50	53,418
Canadian Pacific Railway Co.
2.88%, 11/15/29(b)	63	60,191
4.80%, 03/30/30	75	76,661
7.13%, 10/15/31	87	98,695
2.45%, 12/02/31	119	107,060
5.20%, 03/30/35	75	77,195
4.80%, 09/15/35	87	86,266
3.00%, 12/02/41	73	54,562
4.80%, 08/01/45	191	175,110
4.95%, 08/15/45	50	46,519
4.70%, 05/01/48	87	76,574
3.50%, 05/01/50	87	62,628
3.10%, 12/02/51	203	134,672
4.20%, 11/15/69	78	57,921
6.13%, 09/15/2115	87	86,704
CSX Corp.
3.25%, 06/01/27(b)	341	338,155
3.80%, 03/01/28	227	226,652
4.25%, 03/15/29	200	201,624
2.40%, 02/15/30	87	81,411
4.10%, 11/15/32(b)	100	98,131
5.20%, 11/15/33	100	104,102
5.05%, 06/15/35	100	101,714
6.22%, 04/30/40	100	109,803
4.75%, 05/30/42	139	128,329
4.10%, 03/15/44	100	83,731
3.80%, 11/01/46	100	78,404
4.30%, 03/01/48	130	108,451
4.75%, 11/15/48	100	88,902
3.35%, 09/15/49	75	52,724
3.80%, 04/15/50	96	72,982
3.95%, 05/01/50	79	61,352
2.50%, 05/15/51	75	44,336
4.50%, 11/15/52(b)	100	84,849
4.50%, 08/01/54	87	72,997
4.90%, 03/15/55(b)	50	44,806
4.25%, 11/01/66	75	56,771
Security	Par (000)	Value
Ground Transportation (continued)
CSX Corp. (continued)
4.65%, 03/01/68	$87	$ 71,259
JB Hunt Transport Services, Inc., 4.90%, 03/15/30	200	204,329
Norfolk Southern Corp.
3.15%, 06/01/27	153	151,307
2.55%, 11/01/29(b)	58	54,775
5.05%, 08/01/30	175	181,415
3.00%, 03/15/32	81	74,651
4.45%, 03/01/33	150	149,594
5.55%, 03/15/34	50	52,734
5.10%, 05/01/35	65	66,389
4.84%, 10/01/41	100	94,262
3.95%, 10/01/42	74	61,339
4.45%, 06/15/45	87	75,132
3.94%, 11/01/47	80	63,100
4.15%, 02/28/48	87	70,833
3.40%, 11/01/49	59	41,688
3.05%, 05/15/50(b)	105	68,970
2.90%, 08/25/51	74	46,488
4.05%, 08/15/52	50	38,802
3.70%, 03/15/53	78	56,798
4.55%, 06/01/53	40	33,706
5.35%, 08/01/54(b)	140	133,737
3.16%, 05/15/55	171	109,960
5.95%, 03/15/64	75	76,738
5.10%, 08/01/2118(b)	50	43,151
4.10%, 05/15/2121	50	34,587
Union Pacific Corp.
2.15%, 02/05/27	57	55,983
3.95%, 09/10/28	171	171,358
3.70%, 03/01/29	171	169,628
2.40%, 02/05/30	100	93,613
2.38%, 05/20/31	221	202,671
2.80%, 02/14/32	64	58,766
4.50%, 01/20/33	100	100,962
3.38%, 02/01/35	87	78,553
5.10%, 02/20/35(b)	75	77,401
3.60%, 09/15/37(b)	214	190,319
3.20%, 05/20/41	75	58,790
3.38%, 02/14/42	82	64,486
4.05%, 11/15/45	87	71,289
4.05%, 03/01/46	74	60,284
4.50%, 09/10/48	87	74,624
4.30%, 03/01/49	75	62,101
3.25%, 02/05/50(b)	189	130,859
3.80%, 10/01/51	87	65,607
2.95%, 03/10/52	59	37,625
4.95%, 09/09/52	100	91,068
3.50%, 02/14/53	189	133,712
4.95%, 05/15/53	100	90,805
5.60%, 12/01/54(b)	125	124,596
3.88%, 02/01/55	50	37,480
3.95%, 08/15/59	135	100,218
3.84%, 03/20/60	249	179,634
3.55%, 05/20/61	100	66,995
2.97%, 09/16/62	200	117,022
3.80%, 04/06/71	141	96,658
3.85%, 02/14/72	69	47,691
		11,496,211
Health Care Equipment & Supplies — 0.3%
Abbott Laboratories
1.15%, 01/30/28(b)	92	87,489
Master Portfolio Schedule of Investments

Schedule of Investments (continued)
December 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care Equipment & Supplies (continued)
Abbott Laboratories (continued)
1.40%, 06/30/30	$79	$ 70,651
4.75%, 11/30/36	384	386,359
5.30%, 05/27/40(b)	87	89,818
4.75%, 04/15/43	87	82,222
4.90%, 11/30/46	400	376,621
Agilent Technologies, Inc.
4.20%, 09/09/27	175	175,884
2.75%, 09/15/29	111	105,958
2.10%, 06/04/30	50	45,693
2.30%, 03/12/31	118	106,748
4.75%, 09/09/34	50	49,887
Baxter International, Inc.
1.92%, 02/01/27(b)	87	84,895
2.27%, 12/01/28	209	197,297
3.95%, 04/01/30(b)	87	84,730
4.90%, 12/15/30	95	95,727
1.73%, 04/01/31	50	42,818
2.54%, 02/01/32	200	174,283
5.65%, 12/15/35(b)	100	101,202
3.50%, 08/15/46(b)	87	61,663
3.13%, 12/01/51(b)	79	49,656
Boston Scientific Corp.
4.00%, 03/01/28	25	25,038
2.65%, 06/01/30	171	160,905
4.55%, 03/01/39	130	123,779
4.70%, 03/01/49(b)	93	83,404
Danaher Corp.
4.38%, 09/15/45(b)	75	65,473
2.60%, 10/01/50(b)	87	53,100
2.80%, 12/10/51	140	88,202
Dentsply Sirona, Inc., 3.25%, 06/01/30(b)	100	92,380
DH Europe Finance II SARL
2.60%, 11/15/29	129	122,242
3.25%, 11/15/39	71	58,155
3.40%, 11/15/49	117	84,317
GE HealthCare Technologies, Inc.
5.65%, 11/15/27	400	411,773
4.15%, 12/15/28	50	50,138
4.80%, 08/14/29	120	122,659
5.86%, 03/15/30	100	105,751
4.80%, 01/15/31	75	76,386
5.91%, 11/22/32	200	215,438
5.50%, 06/15/35	100	103,894
4.95%, 12/15/35	35	34,923
6.38%, 11/22/52(b)	100	109,046
Koninklijke Philips NV, 5.00%, 03/15/42	87	80,195
Medtronic Global Holdings SCA
4.25%, 03/30/28	185	186,422
4.50%, 03/30/33	70	70,143
Medtronic, Inc.
4.38%, 03/15/35	362	355,040
4.00%, 04/01/43	50	42,469
4.63%, 03/15/45	200	183,042
Revvity, Inc.
1.90%, 09/15/28	90	84,642
3.30%, 09/15/29	80	77,075
2.55%, 03/15/31	50	45,215
2.25%, 09/15/31	119	104,779
3.63%, 03/15/51	50	35,539
Smith & Nephew PLC, 2.03%, 10/14/30	125	112,399
Security	Par (000)	Value
Health Care Equipment & Supplies (continued)
Solventum Corp.
5.45%, 02/25/27	$20	$ 20,288
5.40%, 03/01/29	73	75,605
5.45%, 03/13/31	125	130,390
5.60%, 03/23/34	195	202,896
5.90%, 04/30/54(b)	150	150,657
STERIS Irish FinCo UnLtd Co., 3.75%, 03/15/51	150	111,119
Stryker Corp.
4.55%, 02/10/27	75	75,485
4.70%, 02/10/28	75	76,070
3.65%, 03/07/28	50	49,716
4.85%, 12/08/28	50	51,184
4.25%, 09/11/29	75	75,409
4.85%, 02/10/30(b)	75	77,013
1.95%, 06/15/30	150	136,201
4.63%, 09/11/34(b)	150	149,113
5.20%, 02/10/35(b)	125	128,345
4.63%, 03/15/46	214	191,083
2.90%, 06/15/50	87	56,876
Thermo Fisher Scientific, Inc.
4.80%, 11/21/27(b)	65	66,144
1.75%, 10/15/28	67	63,251
5.00%, 01/31/29(b)	100	102,942
2.60%, 10/01/29	168	159,686
4.98%, 08/10/30	65	67,417
4.20%, 03/01/31	45	44,978
2.00%, 10/15/31(b)	137	122,267
4.47%, 10/07/32	50	50,159
4.95%, 11/21/32	95	98,128
5.09%, 08/10/33	80	83,038
5.20%, 01/31/34	100	104,295
4.79%, 10/07/35	100	100,306
4.89%, 10/07/37	50	49,700
2.80%, 10/15/41	243	179,844
5.40%, 08/10/43	40	40,236
5.30%, 02/01/44	50	49,298
4.10%, 08/15/47	87	72,338
Zimmer Biomet Holdings, Inc.
4.70%, 02/19/27	25	25,207
5.35%, 12/01/28	50	51,693
5.05%, 02/19/30	25	25,785
2.60%, 11/24/31	189	170,668
5.20%, 09/15/34(b)	100	101,924
5.50%, 02/19/35	25	25,926
4.45%, 08/15/45(b)	87	75,880
		9,722,124
Health Care Providers & Services — 0.9%
AdventHealth Obligated Group, Series E, 2.80%, 11/15/51	73	45,463
Adventist Health System
5.43%, 03/01/32	50	51,203
5.76%, 12/01/34	75	77,351
3.63%, 03/01/49	70	48,043
Adventist Health System/West, Series 2025, 4.74%, 12/01/30	100	100,376
Advocate Health & Hospitals Corp.
4.27%, 08/15/48	80	66,974
3.39%, 10/15/49	79	56,481
Aetna, Inc.
6.63%, 06/15/36(b)	150	165,025
6.75%, 12/15/37	175	192,657
4.50%, 05/15/42	87	74,575

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care Providers & Services (continued)
Aetna, Inc. (continued)
4.75%, 03/15/44	$76	$ 66,372
AHS Hospital Corp., Series 2021, 2.78%, 07/01/51(b)	82	50,697
Allina Health System, Series 2021, 2.90%, 11/15/51(b)	70	44,013
Ascension Health
3.95%, 11/15/46	157	127,713
Series 2025, 4.08%, 11/15/28	25	25,100
Series 2025, 4.29%, 11/15/30	80	80,124
Series 2025, 4.92%, 11/15/35	60	60,091
Series B, 2.53%, 11/15/29	53	50,098
Series B, 3.11%, 11/15/39	52	41,378
Banner Health
2.91%, 01/01/42(b)	76	55,981
2.91%, 01/01/51	78	49,846
Series 2020, 3.18%, 01/01/50(b)	63	42,924
Baptist Healthcare System Obligated Group, Series 20B, 3.54%, 08/15/50	65	46,194
BayCare Health System, Inc., Series 2020, 3.83%, 11/15/50	72	55,236
Baylor Scott & White Holdings
Series 2021, 1.78%, 11/15/30(b)	63	56,470
Series 2021, 2.84%, 11/15/50	203	128,528
Beth Israel Lahey Health, Inc., Series L, 3.08%, 07/01/51(b)	86	56,283
Bon Secours Mercy Health, Inc.
3.46%, 06/01/30	70	68,250
Series 2018, 4.30%, 07/01/28(b)	64	64,283
Catholic Health Services of Long Island Obligated Group, Series 2020, 3.37%, 07/01/50	80	55,250
Cedars-Sinai Health System, Series 2021, 2.29%, 08/15/31	70	63,087
Centene Corp.
2.45%, 07/15/28	450	421,353
4.63%, 12/15/29	700	678,961
3.38%, 02/15/30	200	184,047
3.00%, 10/15/30	200	178,908
2.50%, 03/01/31(b)	350	302,250
Children’s Health System of Texas, 2.51%, 08/15/50	71	41,821
Children’s Hospital Corp., Series 2017, 4.12%, 01/01/47	70	58,030
Children’s Hospital Medical Center, 4.27%, 05/15/44	50	43,858
Children’s Hospital of Philadelphia, Series 2020, 2.70%, 07/01/50	51	31,693
CHRISTUS Health, Series C, 4.34%, 07/01/28	55	55,199
Cigna Group
3.40%, 03/01/27	130	129,179
3.05%, 10/15/27	171	168,536
4.38%, 10/15/28	450	454,091
5.00%, 05/15/29(b)	100	102,703
2.40%, 03/15/30	149	138,285
4.50%, 09/15/30	100	100,687
2.38%, 03/15/31	175	158,389
5.13%, 05/15/31	50	51,670
4.88%, 09/15/32	150	151,952
5.40%, 03/15/33	70	72,897
5.25%, 02/15/34	350	359,977
5.25%, 01/15/36	100	101,801
4.80%, 08/15/38	171	163,736
3.20%, 03/15/40	171	135,079
4.80%, 07/15/46	214	190,269
Security	Par (000)	Value
Health Care Providers & Services (continued)
Cigna Group (continued)
3.88%, 10/15/47	$130	$ 100,072
4.90%, 12/15/48	307	273,702
3.40%, 03/15/50	171	119,574
3.40%, 03/15/51	200	138,962
5.60%, 02/15/54(b)	200	193,954
6.00%, 01/15/56	120	123,398
CommonSpirit Health
3.35%, 10/01/29	194	187,475
4.35%, 09/01/30	40	39,827
2.78%, 10/01/30	78	72,588
5.32%, 12/01/34	145	147,700
4.83%, 09/01/35	100	98,920
4.98%, 09/01/35	45	44,471
5.58%, 09/01/45	65	63,471
4.19%, 10/01/49	171	134,115
6.46%, 11/01/52	69	74,150
5.55%, 12/01/54	100	95,332
5.66%, 09/01/55	75	72,380
Community Health Network, Inc., Series 2020-A, 3.10%, 05/01/50(b)	75	47,764
Corewell Health Obligated Group, Series 19A, 3.49%, 07/15/49	85	60,974
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49	46	32,456
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48	74	57,233
Dignity Health, 5.27%, 11/01/64(b)	74	66,303
Duke University Health System, Inc., Series 2017, 3.92%, 06/01/47	61	49,038
Elevance Health, Inc.
3.65%, 12/01/27	171	170,182
4.10%, 03/01/28(b)	200	200,188
4.00%, 09/15/28	75	74,887
5.15%, 06/15/29	70	72,230
2.88%, 09/15/29	100	95,321
4.75%, 02/15/30(b)	70	71,395
2.25%, 05/15/30	136	124,864
2.55%, 03/15/31	121	110,473
4.95%, 11/01/31	125	127,732
4.10%, 05/15/32	61	59,356
4.60%, 09/15/32	75	74,961
5.50%, 10/15/32	100	105,276
4.75%, 02/15/33	120	120,370
5.38%, 06/15/34	75	77,506
5.20%, 02/15/35	110	112,359
5.00%, 01/15/36	175	173,943
4.63%, 05/15/42	150	134,965
4.65%, 01/15/43	100	89,611
5.10%, 01/15/44	155	145,941
4.65%, 08/15/44	62	54,643
4.38%, 12/01/47	171	141,937
4.55%, 03/01/48	80	68,036
3.70%, 09/15/49	150	110,342
3.13%, 05/15/50	146	95,488
3.60%, 03/15/51	170	121,032
4.55%, 05/15/52	81	67,029
6.10%, 10/15/52(b)	50	51,541
5.13%, 02/15/53	150	135,384
5.65%, 06/15/54	120	116,707
5.70%, 02/15/55	150	146,275
5.70%, 09/15/55(b)	100	97,969
5.85%, 11/01/64	125	122,737
Master Portfolio Schedule of Investments

Schedule of Investments (continued)
December 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care Providers & Services (continued)
Hackensack Meridian Health, Inc.
Series 2020, 2.68%, 09/01/41	$69	$ 50,033
Series 2020, 2.88%, 09/01/50	136	87,667
Hartford HealthCare Corp., 3.45%, 07/01/54(b)	62	44,015
HCA, Inc.
4.50%, 02/15/27	500	501,088
3.13%, 03/15/27(b)	153	151,398
5.00%, 03/01/28	100	101,864
5.20%, 06/01/28	90	92,212
5.63%, 09/01/28	200	206,155
5.88%, 02/01/29(b)	150	156,315
3.38%, 03/15/29	100	97,423
4.13%, 06/15/29	205	204,305
5.25%, 03/01/30	30	30,970
3.50%, 09/01/30	300	288,497
4.30%, 11/15/30	55	54,792
5.45%, 04/01/31(b)	225	234,832
2.38%, 07/15/31	171	153,317
5.50%, 03/01/32	60	62,524
3.63%, 03/15/32	300	283,359
4.60%, 11/15/32	190	188,279
5.50%, 06/01/33	80	83,230
5.60%, 04/01/34	75	78,219
5.45%, 09/15/34	160	164,647
5.75%, 03/01/35	150	157,441
4.90%, 11/15/35	135	133,154
5.13%, 06/15/39	171	165,136
4.38%, 03/15/42	100	85,278
5.50%, 06/15/47	171	161,596
5.25%, 06/15/49	214	193,407
3.50%, 07/15/51	155	105,060
4.63%, 03/15/52	250	204,165
5.90%, 06/01/53	125	122,382
6.00%, 04/01/54	160	159,064
5.95%, 09/15/54	120	118,548
6.20%, 03/01/55	150	152,871
5.70%, 11/15/55(b)	115	109,587
6.10%, 04/01/64(b)	100	99,061
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52	70	53,019
Humana, Inc.
1.35%, 02/03/27	132	128,128
5.75%, 03/01/28	60	61,862
5.75%, 12/01/28	25	25,997
3.70%, 03/23/29	62	60,875
3.13%, 08/15/29	112	107,400
4.88%, 04/01/30	50	50,705
5.38%, 04/15/31	100	103,388
2.15%, 02/03/32(b)	81	70,213
5.88%, 03/01/33(b)	50	52,521
5.95%, 03/15/34(b)	25	26,218
5.55%, 05/01/35	200	204,190
4.63%, 12/01/42	171	147,136
4.95%, 10/01/44	87	76,778
4.80%, 03/15/47	70	59,368
5.50%, 03/15/53(b)	100	90,988
5.75%, 04/15/54	135	126,997
Icon Investments Six DAC
5.81%, 05/08/27	200	204,069
5.85%, 05/08/29	200	208,724
Indiana University Health, Inc. Obligated Group, Series 2021, 2.85%, 11/01/51	87	54,866
Security	Par (000)	Value
Health Care Providers & Services (continued)
Inova Health System Foundation, 4.07%, 05/15/52(b)	$74	$ 58,619
Integris Baptist Medical Center, Inc., Series A, 3.88%, 08/15/50	66	47,791
IQVIA, Inc.
5.70%, 05/15/28	200	206,360
6.25%, 02/01/29	100	105,412
Johns Hopkins Health System Corp., 3.84%, 05/15/46	62	49,563
Kaiser Foundation Hospitals
3.15%, 05/01/27	87	86,288
4.15%, 05/01/47	191	158,869
Series 2019, 3.27%, 11/01/49	82	57,176
Series 2021, 2.81%, 06/01/41	101	75,008
Series 2021, 3.00%, 06/01/51(b)	116	75,869
Laboratory Corp. of America Holdings
3.60%, 09/01/27	87	86,604
2.95%, 12/01/29	75	71,409
4.35%, 04/01/30	100	100,160
2.70%, 06/01/31	49	44,958
4.55%, 04/01/32	50	49,946
4.80%, 10/01/34	150	148,672
4.70%, 02/01/45	129	114,704
Mass General Brigham, Inc.
Series 2017, 3.77%, 07/01/48	85	65,486
Series 2020, 3.19%, 07/01/49	87	59,964
Series 2020, 3.34%, 07/01/60	71	46,180
Mayo Clinic
Series 2016, 4.13%, 11/15/52	75	60,658
Series 2021, 3.20%, 11/15/61	66	41,560
MedStar Health, Inc., Series 20A, 3.63%, 08/15/49	74	54,087
Memorial Health Services, 3.45%, 11/01/49	62	44,024
Memorial Sloan-Kettering Cancer Center(b)
5.00%, 07/01/42	70	67,233
4.13%, 07/01/52	70	55,871
Methodist Hospital, Series 20A, 2.71%, 12/01/50	77	47,461
Montefiore Obligated Group, 4.29%, 09/01/50	64	44,101
Mount Nittany Medical Center Obligated Group, Series 2022, 3.80%, 11/15/52	57	42,393
MyMichigan Health, Series 2020, 3.41%, 06/01/50	47	32,592
Nationwide Children’s Hospital, Inc., 4.56%, 11/01/52	73	62,860
New York and Presbyterian Hospital
2.26%, 08/01/40	87	60,881
4.02%, 08/01/45	53	43,722
2.61%, 08/01/60	87	47,307
Series 2019, 3.95%, 08/01/2119	72	49,253
Northwell Healthcare, Inc.
3.98%, 11/01/46(b)	70	55,221
4.26%, 11/01/47	70	57,476
3.81%, 11/01/49	57	41,816
Novant Health, Inc.
2.64%, 11/01/36	72	57,732
3.17%, 11/01/51	76	50,623
3.32%, 11/01/61(b)	76	48,794
OhioHealth Corp., 2.83%, 11/15/41	59	43,535
Orlando Health Obligated Group
4.09%, 10/01/48	29	23,560
3.33%, 10/01/50	67	47,246
PeaceHealth Obligated Group
4.34%, 11/15/28	10	10,047
4.86%, 11/15/32	15	15,132

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care Providers & Services (continued)
PeaceHealth Obligated Group (continued)
Series 2018, 4.79%, 11/15/48	$79	$ 68,160
Series 2020, 3.22%, 11/15/50	73	47,119
Piedmont Healthcare, Inc.
2.86%, 01/01/52(b)	66	41,752
Series 2042, 2.72%, 01/01/42	58	41,105
Presbyterian Healthcare Services, 4.88%, 08/01/52	60	53,566
Providence St. Joseph Health Obligated Group
5.37%, 10/01/32	100	103,094
Series 19A, 2.53%, 10/01/29	82	77,112
Series 21A, 2.70%, 10/01/51	76	44,906
Series A, 3.93%, 10/01/48	77	59,705
Queen’s Health Systems, 4.81%, 07/01/52	67	59,826
Quest Diagnostics, Inc.
4.60%, 12/15/27	225	227,687
4.20%, 06/30/29	87	87,264
4.63%, 12/15/29	50	50,848
2.95%, 06/30/30	75	70,954
2.80%, 06/30/31	71	65,324
5.00%, 12/15/34	100	101,134
4.70%, 03/30/45(b)	87	78,061
Rady Children’s Hospital-San Diego, Series 21A, 3.15%, 08/15/51	63	42,326
Seattle Children’s Hospital, Series 2021, 2.72%, 10/01/50(b)	62	38,275
Sentara Health, Series 2021, 2.93%, 11/01/51(b)	71	45,159
Sharp HealthCare, Series 20B, 2.68%, 08/01/50	91	56,101
Stanford Health Care, Series 2018, 3.80%, 11/15/48	64	49,616
Summa Health, 3.51%, 11/15/51	70	55,251
Sutter Health
Series 2018, 4.09%, 08/15/48	80	65,090
Series 2025, 5.21%, 08/15/32	35	36,245
Series 2025, 5.54%, 08/15/35	95	99,155
Series 20A, 2.29%, 08/15/30(b)	66	60,696
Series 20A, 3.16%, 08/15/40	62	48,906
Series 20A, 3.36%, 08/15/50	59	41,251
Texas Health Resources, 2.33%, 11/15/50	58	33,192
Trinity Health Corp.(b)
Series 2019, 3.43%, 12/01/48	73	55,295
Series 2021, 2.63%, 12/01/40	83	60,574
UnitedHealth Group, Inc.
3.45%, 01/15/27	87	86,651
3.38%, 04/15/27	171	169,980
4.60%, 04/15/27	55	55,461
2.95%, 10/15/27	100	98,596
5.25%, 02/15/28(b)	40	41,093
3.85%, 06/15/28	171	170,819
4.40%, 06/15/28	55	55,606
4.25%, 01/15/29	140	141,033
4.70%, 04/15/29	50	50,983
4.00%, 05/15/29	120	119,881
2.88%, 08/15/29	124	119,073
4.80%, 01/15/30	175	179,240
5.30%, 02/15/30(b)	300	312,768
2.00%, 05/15/30	79	72,051
4.65%, 01/15/31	100	101,723
4.90%, 04/15/31	75	77,008
2.30%, 05/15/31	197	177,657
4.95%, 01/15/32	250	256,265
4.20%, 05/15/32(b)	150	148,091
5.35%, 02/15/33	180	187,534
4.50%, 04/15/33	140	139,198
Security	Par (000)	Value
Health Care Providers & Services (continued)
UnitedHealth Group, Inc. (continued)
5.00%, 04/15/34(b)	$275	$ 279,437
5.15%, 07/15/34(b)	250	256,062
5.30%, 06/15/35	150	155,306
4.63%, 07/15/35	97	95,623
5.80%, 03/15/36	120	128,023
6.88%, 02/15/38	74	85,560
3.50%, 08/15/39	111	92,426
2.75%, 05/15/40	75	56,090
5.95%, 02/15/41	74	77,808
3.05%, 05/15/41	216	163,770
4.63%, 11/15/41	104	95,273
3.95%, 10/15/42	53	43,876
4.25%, 03/15/43	87	74,600
5.50%, 07/15/44	250	248,143
4.75%, 07/15/45	307	276,196
4.20%, 01/15/47	130	106,621
4.25%, 04/15/47	171	141,030
3.75%, 10/15/47	87	66,428
4.25%, 06/15/48	50	40,916
4.45%, 12/15/48	171	143,708
3.70%, 08/15/49	157	116,570
2.90%, 05/15/50	221	141,110
3.25%, 05/15/51	287	193,706
4.75%, 05/15/52	250	215,605
5.88%, 02/15/53	270	272,253
5.05%, 04/15/53	240	216,474
5.38%, 04/15/54(b)	225	212,298
5.63%, 07/15/54(b)	350	343,286
5.95%, 06/15/55(b)	100	102,679
3.88%, 08/15/59	171	122,743
3.13%, 05/15/60	100	60,351
4.95%, 05/15/62	150	129,864
6.05%, 02/15/63	110	112,348
5.20%, 04/15/63	290	259,695
5.50%, 04/15/64	125	117,445
5.75%, 07/15/64	210	205,025
Universal Health Services, Inc.
4.63%, 10/15/29	50	50,196
2.65%, 10/15/30	125	113,992
2.65%, 01/15/32	75	66,223
5.05%, 10/15/34	80	78,502
UPMC, 5.38%, 05/15/43	50	48,665
WakeMed, Series A, 3.29%, 10/01/52(b)	66	45,338
West Virginia United Health System Obligated Group, Series 2020, 3.13%, 06/01/50(b)	60	37,670
Willis-Knighton Medical Center, Series 2018, 4.81%, 09/01/48	80	69,673
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50(b)	64	37,387
		33,336,986
Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc.
3.95%, 01/15/27	87	86,867
2.75%, 12/15/29	25	23,462
4.70%, 07/01/30	50	50,277
4.90%, 12/15/30(b)	25	25,334
3.38%, 08/15/31	141	131,795
2.00%, 05/18/32	73	61,722
1.88%, 02/01/33	102	83,531
2.95%, 03/15/34	52	44,527
4.75%, 04/15/35	200	192,492
Master Portfolio Schedule of Investments

Schedule of Investments (continued)
December 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care REITs (continued)
Alexandria Real Estate Equities, Inc. (continued)
5.50%, 10/01/35	$50	$ 50,813
5.25%, 05/15/36	40	39,540
4.85%, 04/15/49	87	73,531
4.00%, 02/01/50	100	74,585
3.00%, 05/18/51	70	42,772
3.55%, 03/15/52	100	67,939
5.15%, 04/15/53	70	60,964
5.63%, 05/15/54(b)	50	46,866
DOC Dr. LLC, 2.63%, 11/01/31	87	78,219
Healthcare Realty Holdings LP
3.75%, 07/01/27	50	49,659
3.10%, 02/15/30	171	162,435
2.00%, 03/15/31(b)	50	43,854
Healthpeak OP LLC
1.35%, 02/01/27	62	60,192
2.13%, 12/01/28	75	70,831
3.50%, 07/15/29	107	104,000
3.00%, 01/15/30	92	87,167
2.88%, 01/15/31	90	83,382
5.25%, 12/15/32	135	138,377
4.75%, 01/15/33	25	24,864
5.38%, 02/15/35	75	76,602
National Health Investors, Inc.
3.00%, 02/01/31	45	40,847
5.35%, 02/01/33	50	49,930
Omega Healthcare Investors, Inc.
4.50%, 04/01/27	87	87,286
4.75%, 01/15/28	87	87,681
3.63%, 10/01/29(b)	104	100,694
5.20%, 07/01/30	25	25,442
3.38%, 02/01/31	100	93,360
3.25%, 04/15/33(b)	71	63,116
Sabra Health Care LP
3.90%, 10/15/29(b)	50	48,989
3.20%, 12/01/31	87	79,603
Ventas Realty LP
3.85%, 04/01/27	50	49,870
4.00%, 03/01/28	257	256,642
4.40%, 01/15/29(b)	100	100,446
3.00%, 01/15/30	50	47,604
4.75%, 11/15/30	50	50,702
2.50%, 09/01/31	121	108,726
5.10%, 07/15/32	50	51,395
5.63%, 07/01/34	25	26,122
5.00%, 01/15/35(b)	100	100,123
5.00%, 02/15/36	35	34,773
5.70%, 09/30/43(b)	100	100,565
Welltower OP LLC
2.05%, 01/15/29	108	101,798
4.13%, 03/15/29	171	171,296
3.10%, 01/15/30	171	164,021
4.50%, 07/01/30	75	75,836
2.75%, 01/15/31	100	93,014
2.80%, 06/01/31	100	92,631
2.75%, 01/15/32	87	79,147
3.85%, 06/15/32	79	76,231
Security	Par (000)	Value
Health Care REITs (continued)
Welltower OP LLC (continued)
5.13%, 07/01/35	$75	$ 76,544
4.95%, 09/01/48	100	92,807
		4,763,840
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts LP
4.25%, 12/15/28	50	50,049
5.70%, 06/15/32	25	26,103
5.70%, 07/01/34	75	77,483
5.50%, 04/15/35	75	75,917
Series H, 3.38%, 12/15/29	171	164,041
Series I, 3.50%, 09/15/30	100	95,366
Series J, 2.90%, 12/15/31	71	64,307
		553,266
Hotels, Restaurants & Leisure — 0.2%
Choice Hotels International, Inc.(b)
3.70%, 12/01/29	70	68,094
3.70%, 01/15/31	50	47,596
5.85%, 08/01/34	50	50,978
Darden Restaurants, Inc.
3.85%, 05/01/27	100	99,744
4.35%, 10/15/27	25	25,117
4.55%, 10/15/29	25	25,230
6.30%, 10/10/33	50	54,267
4.55%, 02/15/48	50	40,936
Hyatt Hotels Corp.
5.75%, 01/30/27	50	50,768
5.05%, 03/30/28	25	25,453
4.38%, 09/15/28	276	276,691
5.25%, 06/30/29(b)	25	25,734
5.75%, 04/23/30(b)	87	90,916
5.38%, 12/15/31	45	46,350
5.75%, 03/30/32	25	26,192
5.50%, 06/30/34(b)	25	25,768
5.40%, 12/15/35	50	50,103
Las Vegas Sands Corp.
5.90%, 06/01/27	25	25,499
5.63%, 06/15/28	75	76,897
3.90%, 08/08/29	75	73,101
6.00%, 08/15/29	25	26,094
6.00%, 06/14/30	25	26,198
6.20%, 08/15/34	100	105,101
Marriott International, Inc.
4.20%, 07/15/27	50	50,179
5.00%, 10/15/27	80	81,353
5.55%, 10/15/28	50	51,923
4.90%, 04/15/29	100	102,231
4.80%, 03/15/30	25	25,531
4.50%, 10/15/31(b)	25	25,054
5.10%, 04/15/32(b)	60	61,789
5.30%, 05/15/34	175	180,489
5.35%, 03/15/35	100	102,737
5.25%, 10/15/35	75	76,012
5.50%, 04/15/37	175	179,145
Series FF, 4.63%, 06/15/30(b)	171	173,552
Series GG, 3.50%, 10/15/32	171	159,657
Series HH, 2.85%, 04/15/31	150	139,063
Series X, 4.00%, 04/15/28	171	171,243

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Hotels, Restaurants & Leisure (continued)
McDonald’s Corp.
3.50%, 03/01/27	$171	$ 170,213
3.50%, 07/01/27	240	238,699
3.80%, 04/01/28	171	170,785
4.80%, 08/14/28	50	51,057
5.00%, 05/17/29	25	25,730
2.63%, 09/01/29(b)	100	95,322
2.13%, 03/01/30	50	46,174
4.60%, 05/15/30(b)	50	50,855
3.60%, 07/01/30(b)	150	147,186
4.40%, 02/12/31	50	50,403
4.60%, 09/09/32	50	50,909
4.95%, 08/14/33	75	77,367
5.20%, 05/17/34(b)	25	26,065
4.95%, 03/03/35(b)	110	111,259
4.70%, 12/09/35(b)	79	78,417
5.00%, 02/13/36	50	50,406
6.30%, 10/15/37(b)	200	222,309
6.30%, 03/01/38	171	189,184
3.70%, 02/15/42	74	60,398
3.63%, 05/01/43	25	19,787
4.60%, 05/26/45	171	150,851
4.88%, 12/09/45	171	155,835
4.45%, 03/01/47	87	74,417
4.45%, 09/01/48	100	84,663
3.63%, 09/01/49	201	147,913
4.20%, 04/01/50	88	70,911
5.15%, 09/09/52(b)	100	92,822
5.45%, 08/14/53(b)	75	72,808
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28(b)	120	118,647
5.38%, 01/15/36	175	175,733
Sands China Ltd.
5.40%, 08/08/28	200	203,896
4.38%, 06/18/30(b)	200	197,000
3.25%, 08/08/31	200	184,610
Starbucks Corp.
4.85%, 02/08/27	25	25,221
2.00%, 03/12/27	100	97,692
4.50%, 05/15/28	75	75,742
4.00%, 11/15/28(b)	87	86,891
3.55%, 08/15/29	214	210,160
2.25%, 03/12/30	100	92,207
4.80%, 05/15/30	25	25,516
2.55%, 11/15/30	140	129,413
4.90%, 02/15/31	25	25,705
3.00%, 02/14/32	132	121,608
4.80%, 02/15/33	100	101,249
5.00%, 02/15/34	25	25,493
5.40%, 05/15/35(b)	125	130,002
3.75%, 12/01/47	171	127,707
4.50%, 11/15/48	50	41,692
4.45%, 08/15/49	75	62,024
3.35%, 03/12/50	171	116,681
3.50%, 11/15/50	140	98,256
		8,198,675
Household Durables — 0.0%
DR Horton, Inc.
1.40%, 10/15/27	171	163,654
4.85%, 10/15/30(b)	25	25,541
5.00%, 10/15/34(b)	100	101,152
Security	Par (000)	Value
Household Durables (continued)
DR Horton, Inc. (continued)
5.50%, 10/15/35	$50	$ 52,067
Leggett & Platt, Inc.
3.50%, 11/15/27	70	68,999
4.40%, 03/15/29(b)	71	70,225
3.50%, 11/15/51	55	36,142
Lennar Corp.
4.75%, 11/29/27(b)	141	142,130
5.20%, 07/30/30	75	77,105
Meritage Homes Corp.
5.13%, 06/06/27	75	75,508
5.65%, 03/15/35(b)	50	51,084
NVR, Inc., 3.00%, 05/15/30	100	94,649
PulteGroup, Inc., 7.88%, 06/15/32	171	200,452
Sekisui House U.S., Inc.
3.85%, 01/15/30(b)	50	48,090
2.50%, 01/15/31	70	62,198
6.00%, 01/15/43(b)	71	66,251
Toll Brothers Finance Corp.
4.88%, 03/15/27	75	75,582
4.35%, 02/15/28	75	75,244
3.80%, 11/01/29	50	49,178
5.60%, 06/15/35(b)	75	77,594
		1,612,845
Household Products — 0.0%
Avery Dennison Corp.
2.65%, 04/30/30	75	69,978
2.25%, 02/15/32(b)	87	76,473
5.75%, 03/15/33(b)	90	95,363
Church & Dwight Co., Inc.
3.15%, 08/01/27	50	49,418
2.30%, 12/15/31	171	151,953
5.60%, 11/15/32	140	148,845
3.95%, 08/01/47	50	39,802
5.00%, 06/15/52(b)	50	45,635
Clorox Co.
3.10%, 10/01/27	87	85,846
1.80%, 05/15/30(b)	50	45,040
4.60%, 05/01/32(b)	75	75,674
Kimberly-Clark Corp.
1.05%, 09/15/27	100	95,617
3.20%, 04/25/29	50	48,782
3.10%, 03/26/30	100	96,260
2.00%, 11/02/31(b)	75	67,602
4.50%, 02/16/33(b)	100	101,326
5.30%, 03/01/41	87	87,622
3.20%, 07/30/46	74	52,793
2.88%, 02/07/50	140	92,550
		1,526,579
Industrial Conglomerates — 0.1%
3M Co.
2.88%, 10/15/27	130	127,797
3.38%, 03/01/29(b)	211	206,775
2.38%, 08/26/29(b)	169	159,318
4.80%, 03/15/30(b)	25	25,555
5.15%, 03/15/35	25	25,552
3.13%, 09/19/46	87	60,166
3.63%, 10/15/47(b)	104	77,417
4.00%, 09/14/48	150	118,368
3.25%, 08/26/49(b)	175	120,325
3.70%, 04/15/50(b)	87	63,812
Master Portfolio Schedule of Investments

Schedule of Investments (continued)
December 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Industrial Conglomerates (continued)
Eaton Corp.
3.10%, 09/15/27	$118	$ 116,739
4.00%, 11/02/32	75	73,450
4.15%, 03/15/33	100	98,401
4.15%, 11/02/42	187	161,885
4.70%, 08/23/52	60	53,416
Illinois Tool Works, Inc.
4.88%, 09/15/41	181	175,748
3.90%, 09/01/42	75	63,365
Parker-Hannifin Corp.
4.25%, 09/15/27	120	120,713
3.25%, 06/14/29	341	331,763
4.50%, 09/15/29	100	101,399
4.20%, 11/21/34(b)	87	84,365
4.45%, 11/21/44	50	43,894
4.10%, 03/01/47	87	71,462
4.00%, 06/14/49	87	69,954
Pentair Finance SARL, 5.90%, 07/15/32	100	106,097
Teledyne Technologies, Inc., 2.75%, 04/01/31	171	158,240
Textron, Inc.
3.65%, 03/15/27	75	74,607
3.38%, 03/01/28	50	49,161
3.90%, 09/17/29	50	49,210
3.00%, 06/01/30	171	161,752
2.45%, 03/15/31	100	90,629
5.50%, 05/15/35	50	51,793
4.95%, 03/15/36	75	74,448
		3,367,576
Insurance — 0.7%
Aegon Ltd., (6-mo. SOFR US + 3.97%), 5.50%, 04/11/48(c)	200	201,975
Aflac, Inc.
3.60%, 04/01/30	150	147,466
4.00%, 10/15/46	50	40,075
4.75%, 01/15/49	87	76,672
Alleghany Corp.
3.63%, 05/15/30	121	118,123
3.25%, 08/15/51	171	115,088
Allstate Corp.
5.05%, 06/24/29(b)	50	51,646
1.45%, 12/15/30(b)	100	87,184
5.25%, 03/30/33	20	20,818
5.55%, 05/09/35	160	167,609
4.50%, 06/15/43	53	46,390
4.20%, 12/15/46	100	82,330
3.85%, 08/10/49	171	130,182
American Financial Group, Inc.
5.00%, 09/23/35	35	34,369
4.50%, 06/15/47	80	67,037
American International Group, Inc.
4.85%, 05/07/30	25	25,622
5.13%, 03/27/33	70	71,990
3.88%, 01/15/35(b)	100	93,376
5.45%, 05/07/35	140	145,840
4.50%, 07/16/44	50	44,042
4.80%, 07/10/45	100	90,567
4.75%, 04/01/48(b)	171	152,011
4.38%, 06/30/50	87	72,618
American National Group, Inc.
5.00%, 06/15/27	50	50,371
5.75%, 10/01/29	75	77,611
Security	Par (000)	Value
Insurance (continued)
American National Group, Inc. (continued)
6.00%, 07/15/35(b)	$100	$ 101,403
Aon Corp.
4.50%, 12/15/28(b)	171	173,038
3.75%, 05/02/29	171	169,111
2.80%, 05/15/30	100	94,419
Aon Corp./Aon Global Holdings PLC
2.85%, 05/28/27	55	54,167
2.05%, 08/23/31(b)	87	76,848
2.60%, 12/02/31	59	53,318
5.00%, 09/12/32	170	174,127
5.35%, 02/28/33(b)	25	26,034
2.90%, 08/23/51	100	62,198
3.90%, 02/28/52	131	98,006
Aon Global Ltd.
4.60%, 06/14/44	87	76,064
4.75%, 05/15/45	87	77,298
Aon North America, Inc.
5.13%, 03/01/27	75	75,923
5.15%, 03/01/29	100	102,863
5.30%, 03/01/31(b)	100	104,251
5.45%, 03/01/34	200	207,843
5.75%, 03/01/54	195	194,010
Arch Capital Finance LLC, 5.03%, 12/15/46	75	69,861
Arch Capital Group Ltd., 3.64%, 06/30/50	100	74,226
Arch Capital Group U.S., Inc., 5.14%, 11/01/43	66	62,602
Arthur J Gallagher & Co.
4.60%, 12/15/27	70	70,727
4.85%, 12/15/29	50	51,164
2.40%, 11/09/31	87	77,620
5.00%, 02/15/32	40	40,892
5.45%, 07/15/34	300	310,971
5.15%, 02/15/35	150	151,570
3.50%, 05/20/51	112	78,088
5.75%, 03/02/53	66	64,747
6.75%, 02/15/54	70	77,344
5.75%, 07/15/54(b)	60	58,988
5.55%, 02/15/55	180	172,754
Assurant, Inc., 5.55%, 02/15/36	50	50,802
Assured Guaranty U.S. Holdings, Inc.
6.13%, 09/15/28	300	315,149
3.15%, 06/15/31(b)	50	47,141
3.60%, 09/15/51	25	17,632
Athene Holding Ltd.
4.13%, 01/12/28	75	74,926
6.15%, 04/03/30(b)	100	106,034
6.65%, 02/01/33	100	108,338
5.88%, 01/15/34(b)	200	207,345
3.95%, 05/25/51	66	46,114
3.45%, 05/15/52(b)	50	31,583
6.25%, 04/01/54	150	145,871
6.63%, 05/19/55(b)	105	106,940
(5-year CMT + 2.61%), 6.63%, 10/15/54(c)	35	34,934
AXIS Specialty Finance LLC
3.90%, 07/15/29	50	49,474
(5-year CMT + 3.19%), 4.90%, 01/15/40(c)	50	48,101
AXIS Specialty Finance PLC, 4.00%, 12/06/27	25	24,973
Berkshire Hathaway Finance Corp.
2.30%, 03/15/27	133	130,905
1.85%, 03/12/30(b)	87	79,875
1.45%, 10/15/30	155	138,156
2.88%, 03/15/32(b)	150	139,772

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Berkshire Hathaway Finance Corp. (continued)
4.40%, 05/15/42	$74	$ 67,956
4.30%, 05/15/43	87	77,345
4.20%, 08/15/48	250	208,635
4.25%, 01/15/49	221	185,299
2.85%, 10/15/50	196	126,073
2.50%, 01/15/51	132	78,835
3.85%, 03/15/52	350	269,326
Berkshire Hathaway, Inc., 4.50%, 02/11/43(b)	200	187,794
Brighthouse Financial, Inc.
3.70%, 06/22/27	300	296,303
5.63%, 05/15/30(b)	71	71,818
4.70%, 06/22/47(b)	103	75,791
3.85%, 12/22/51	50	30,092
Brown & Brown, Inc.
4.70%, 06/23/28	50	50,599
4.90%, 06/23/30	200	202,766
2.38%, 03/15/31	171	153,321
4.20%, 03/17/32	100	96,764
5.25%, 06/23/32	50	51,132
5.65%, 06/11/34	50	51,590
5.55%, 06/23/35	155	158,930
4.95%, 03/17/52(b)	65	56,688
6.25%, 06/23/55	80	83,185
Chubb Corp.
6.00%, 05/11/37	50	54,274
Series 1, 6.50%, 05/15/38	74	83,666
Chubb INA Holdings LLC
4.65%, 08/15/29	75	76,657
1.38%, 09/15/30	346	304,855
5.00%, 03/15/34(b)	200	204,571
4.90%, 08/15/35	145	145,615
6.70%, 05/15/36	150	171,793
4.15%, 03/13/43	53	45,600
4.35%, 11/03/45	150	130,581
2.85%, 12/15/51	87	55,400
3.05%, 12/15/61	59	36,174
CNA Financial Corp.
3.45%, 08/15/27	100	99,037
3.90%, 05/01/29	87	86,136
2.05%, 08/15/30	50	44,956
5.13%, 02/15/34	75	75,437
5.20%, 08/15/35	50	50,239
CNO Financial Group, Inc.
5.25%, 05/30/29	120	121,737
6.45%, 06/15/34	75	79,346
Corebridge Financial, Inc.
3.65%, 04/05/27	75	74,525
3.85%, 04/05/29	175	172,153
3.90%, 04/05/32	175	166,101
6.05%, 09/15/33	50	53,057
5.75%, 01/15/34	50	52,275
4.35%, 04/05/42	75	64,127
4.40%, 04/05/52(b)	175	141,971
(5-year CMT + 3.85%), 6.88%, 12/15/52(c)	125	128,004
Enstar Finance LLC, (5-year CMT + 4.01%), 5.50%, 01/15/42(c)	50	49,244
Enstar Group Ltd., 3.10%, 09/01/31	124	111,445
Equitable Holdings, Inc.
4.35%, 04/20/28	114	114,423
5.59%, 01/11/33	150	156,578
5.00%, 04/20/48	149	133,697
Security	Par (000)	Value
Insurance (continued)
Essent Group Ltd., 6.25%, 07/01/29(b)	$25	$ 26,095
Everest Reinsurance Holdings, Inc.
4.87%, 06/01/44	50	44,283
3.50%, 10/15/50	87	60,547
3.13%, 10/15/52	155	98,226
F&G Annuities & Life, Inc.
7.40%, 01/13/28	50	52,328
6.50%, 06/04/29	25	26,044
6.25%, 10/04/34(b)	75	76,295
Fairfax Financial Holdings Ltd.
4.85%, 04/17/28	100	101,331
4.63%, 04/29/30(b)	171	171,499
3.38%, 03/03/31	75	70,795
5.63%, 08/16/32	80	83,457
5.75%, 05/20/35	100	103,746
6.35%, 03/22/54(b)	135	139,826
6.10%, 03/15/55	50	50,124
Fidelity National Financial, Inc.
3.40%, 06/15/30	87	83,018
2.45%, 03/15/31	75	66,976
3.20%, 09/17/51	58	36,654
First American Financial Corp.
4.00%, 05/15/30	50	48,344
2.40%, 08/15/31	78	68,043
5.45%, 09/30/34	50	50,002
Globe Life, Inc.
4.55%, 09/15/28	50	50,454
2.15%, 08/15/30	40	36,180
4.80%, 06/15/32(b)	50	50,386
5.85%, 09/15/34	25	26,250
Hanover Insurance Group, Inc.
2.50%, 09/01/30	87	79,123
5.50%, 09/01/35	25	25,360
Hartford Insurance Group, Inc.
2.80%, 08/19/29	87	83,177
5.95%, 10/15/36	100	107,759
6.10%, 10/01/41	74	78,932
4.30%, 04/15/43	25	21,487
4.40%, 03/15/48	50	42,352
3.60%, 08/19/49	100	74,008
2.90%, 09/15/51(b)	71	45,232
Jackson Financial, Inc.
3.13%, 11/23/31	171	155,463
4.00%, 11/23/51	50	34,864
Kemper Corp.
2.40%, 09/30/30	25	22,368
3.80%, 02/23/32	74	68,237
Lincoln National Corp.
3.80%, 03/01/28(b)	57	56,691
3.40%, 01/15/31(b)	100	95,056
3.40%, 03/01/32	50	46,315
5.85%, 03/15/34(b)	25	26,206
5.35%, 11/15/35	50	50,442
6.30%, 10/09/37	87	93,465
4.35%, 03/01/48	35	27,853
Loews Corp.
3.20%, 05/15/30	114	109,061
4.13%, 05/15/43	50	42,537
Manulife Financial Corp.
2.48%, 05/19/27	171	167,639
3.70%, 03/16/32	67	64,195
4.99%, 12/11/35	75	74,815
Master Portfolio Schedule of Investments

Schedule of Investments (continued)
December 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Manulife Financial Corp. (continued)
5.38%, 03/04/46	$121	$ 119,218
(5-year USD SOFR ICE Swap + 1.65%), 4.06%, 02/24/32(c)	87	86,713
Markel Group, Inc.
3.35%, 09/17/29	82	79,350
5.00%, 04/05/46	50	44,928
4.30%, 11/01/47	80	64,419
5.00%, 05/20/49	75	66,226
4.15%, 09/17/50	87	67,239
3.45%, 05/07/52	75	50,700
6.00%, 05/16/54	40	40,252
Marsh & McLennan Cos., Inc.
4.55%, 11/08/27(b)	85	86,002
4.38%, 03/15/29	171	172,706
4.65%, 03/15/30(b)	175	178,508
2.25%, 11/15/30(b)	109	99,526
4.85%, 11/15/31	175	179,506
2.38%, 12/15/31	65	58,295
5.75%, 11/01/32	50	53,565
5.40%, 09/15/33	50	52,517
5.15%, 03/15/34(b)	225	232,404
5.00%, 03/15/35	285	288,696
5.35%, 11/15/44	50	48,925
4.35%, 01/30/47	87	73,740
4.20%, 03/01/48	87	71,565
4.90%, 03/15/49	171	154,659
2.90%, 12/15/51(b)	52	32,918
6.25%, 11/01/52	25	26,937
5.45%, 03/15/53	75	72,766
5.70%, 09/15/53	100	100,546
5.45%, 03/15/54	25	24,210
5.40%, 03/15/55	175	168,490
MetLife, Inc.
4.55%, 03/23/30(b)	171	174,633
5.38%, 07/15/33	50	52,701
6.38%, 06/15/34(b)	257	287,523
5.30%, 12/15/34	110	114,395
5.70%, 06/15/35	150	160,255
5.88%, 02/06/41	100	105,019
4.13%, 08/13/42	75	63,946
4.88%, 11/13/43	200	186,470
4.72%, 12/15/44	50	45,039
4.05%, 03/01/45	87	71,956
4.60%, 05/13/46	200	178,881
5.00%, 07/15/52	110	100,529
5.25%, 01/15/54(b)	150	142,672
Series G, (5-year CMT + 2.08%), 6.35%, 03/15/55(c)	50	52,728
NMI Holdings, Inc., 6.00%, 08/15/29(b)	25	25,887
Old Republic International Corp.
5.75%, 03/28/34	25	25,971
3.85%, 06/11/51	70	50,621
PartnerRe Finance B LLC
3.70%, 07/02/29	25	24,390
(5-year CMT + 3.82%), 4.50%, 10/01/50(c)	50	47,011
Primerica, Inc., 2.80%, 11/19/31(b)	74	67,164
Principal Financial Group, Inc.
3.70%, 05/15/29	100	98,328
2.13%, 06/15/30(b)	100	91,093
5.38%, 03/15/33	40	41,777
4.63%, 09/15/42	50	44,867
4.30%, 11/15/46	87	72,958
Security	Par (000)	Value
Insurance (continued)
Principal Financial Group, Inc. (continued)
5.50%, 03/15/53	$45	$ 43,810
Progressive Corp.
2.45%, 01/15/27(b)	87	85,722
2.50%, 03/15/27	66	64,965
4.00%, 03/01/29(b)	75	75,132
3.00%, 03/15/32(b)	145	133,933
4.95%, 06/15/33	40	41,010
4.35%, 04/25/44	74	64,236
3.70%, 01/26/45	70	54,962
4.13%, 04/15/47	87	71,900
4.20%, 03/15/48	87	72,143
3.70%, 03/15/52	60	44,955
Prudential Financial, Inc.
3.88%, 03/27/28	120	119,916
5.20%, 03/14/35(b)	200	205,117
3.00%, 03/10/40(b)	171	133,009
4.60%, 05/15/44	87	77,684
3.91%, 12/07/47	87	68,405
4.42%, 03/27/48	100	84,019
3.94%, 12/07/49	156	120,793
4.35%, 02/25/50	171	141,810
3.70%, 03/13/51	200	149,260
(3-mo. SOFR US + 2.64%), 4.50%, 09/15/47(b)(c)	100	98,959
(3-mo. SOFR US + 2.93%), 5.70%, 09/15/48(c)	171	172,721
(5-year CMT + 2.85%), 6.75%, 03/01/53(c)	150	160,281
(5-year CMT + 3.04%), 3.70%, 10/01/50(c)	96	89,293
(5-year CMT + 3.16%), 5.13%, 03/01/52(c)	107	106,022
Prudential Funding Asia PLC
3.13%, 04/14/30(b)	171	163,937
3.63%, 03/24/32	87	82,465
Reinsurance Group of America, Inc.
3.90%, 05/15/29	82	81,003
3.15%, 06/15/30	100	94,572
6.00%, 09/15/33	20	21,303
5.75%, 09/15/34	75	78,216
(5-year CMT + 2.39%), 6.65%, 09/15/55(c)	50	51,665
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29	100	97,639
5.75%, 06/05/33	60	62,736
5.80%, 04/01/35	25	26,111
Selective Insurance Group, Inc.
5.90%, 04/15/35	50	52,367
5.38%, 03/01/49	25	23,045
Stewart Information Services Corp., 3.60%, 11/15/31	50	44,206
Travelers Cos., Inc.
5.05%, 07/24/35	60	60,938
6.75%, 06/20/36	87	99,940
6.25%, 06/15/37	87	96,641
5.35%, 11/01/40	200	202,560
4.60%, 08/01/43	148	133,108
4.30%, 08/25/45	87	74,165
4.00%, 05/30/47	87	70,707
4.10%, 03/04/49	87	70,560
3.05%, 06/08/51	50	33,109
5.45%, 05/25/53	40	39,417
5.70%, 07/24/55(b)	75	76,590
Travelers Property Casualty Corp., 6.38%, 03/15/33(b)	74	83,162
Unum Group
4.00%, 06/15/29	71	70,230
5.25%, 12/15/35	25	24,812

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Unum Group (continued)
5.75%, 08/15/42	$87	$ 86,260
4.50%, 12/15/49	37	29,757
4.13%, 06/15/51	75	56,917
6.00%, 06/15/54	45	44,437
W.R. Berkley Corp.
4.00%, 05/12/50	87	66,475
3.55%, 03/30/52	87	60,951
Willis North America, Inc.
4.65%, 06/15/27	71	71,552
4.50%, 09/15/28	207	208,488
2.95%, 09/15/29	50	47,567
4.55%, 03/15/31	75	75,093
5.35%, 05/15/33	40	41,250
5.15%, 03/15/36	45	45,004
5.05%, 09/15/48	50	44,881
3.88%, 09/15/49	100	74,143
5.90%, 03/05/54	75	74,866
XL Group Ltd., 5.25%, 12/15/43(b)	25	23,633
		27,243,883
Interactive Media & Services — 0.3%
Alphabet, Inc.
0.80%, 08/15/27(b)	118	112,859
3.88%, 11/15/28	45	45,219
4.00%, 05/15/30	105	105,221
1.10%, 08/15/30	162	142,790
4.10%, 11/15/30	200	200,614
4.38%, 11/15/32	85	85,288
4.50%, 05/15/35	150	149,201
4.70%, 11/15/35	425	425,104
1.90%, 08/15/40	159	107,623
5.35%, 11/15/45	225	223,579
2.05%, 08/15/50	340	185,086
5.25%, 05/15/55(b)	170	162,824
5.45%, 11/15/55	480	470,864
2.25%, 08/15/60(b)	257	131,661
5.30%, 05/15/65	170	159,882
5.70%, 11/15/75	370	364,173
Meta Platforms, Inc.
3.50%, 08/15/27(b)	375	374,257
4.60%, 05/15/28	160	162,950
4.30%, 08/15/29	110	111,325
4.80%, 05/15/30	60	61,784
4.20%, 11/15/30	450	450,951
4.55%, 08/15/31(b)	100	101,768
3.85%, 08/15/32	415	402,575
4.60%, 11/15/32	470	473,778
4.95%, 05/15/33	60	61,739
4.75%, 08/15/34(b)	325	327,664
4.88%, 11/15/35	805	803,921
5.50%, 11/15/45	600	582,611
4.45%, 08/15/52	340	276,694
5.60%, 05/15/53	360	344,578
5.40%, 08/15/54	360	334,914
5.63%, 11/15/55	790	758,219
4.65%, 08/15/62	200	161,557
5.75%, 05/15/63	210	201,685
5.55%, 08/15/64	340	315,382
5.75%, 11/15/65	540	514,892
Netflix, Inc.
5.88%, 11/15/28	200	210,276
Security	Par (000)	Value
Interactive Media & Services (continued)
Netflix, Inc. (continued)
6.38%, 05/15/29(b)	$200	$ 213,995
5.40%, 08/15/54	150	145,359
Tencent Music Entertainment Group, 2.00%, 09/03/30	200	180,812
Weibo Corp., 3.38%, 07/08/30	200	189,404
		10,835,078
Internet Software & Services — 0.3%
Alibaba Group Holding Ltd.
3.40%, 12/06/27(b)	200	198,174
4.88%, 05/26/30(b)	200	205,940
4.50%, 11/28/34	250	247,260
5.25%, 05/26/35(b)	200	208,364
2.70%, 02/09/41(b)	200	147,186
4.20%, 12/06/47(b)	249	207,086
3.15%, 02/09/51	284	192,708
3.25%, 02/09/61	200	129,808
Amazon.com, Inc.
3.30%, 04/13/27	250	248,939
1.20%, 06/03/27	341	329,487
3.15%, 08/22/27	450	446,344
1.65%, 05/12/28	291	277,750
3.90%, 11/20/28	235	235,719
3.45%, 04/13/29	238	235,073
4.65%, 12/01/29	400	410,587
1.50%, 06/03/30	211	190,166
4.10%, 11/20/30(b)	325	325,354
2.10%, 05/12/31	341	308,065
3.60%, 04/13/32	354	343,234
4.70%, 12/01/32(b)	400	411,192
4.35%, 03/20/33	170	169,444
4.80%, 12/05/34(b)	204	209,511
4.65%, 11/20/35	410	408,342
3.88%, 08/22/37	296	271,487
2.88%, 05/12/41	240	182,107
4.95%, 12/05/44(b)	137	131,746
4.05%, 08/22/47	400	328,576
2.50%, 06/03/50(b)	271	161,971
3.10%, 05/12/51	400	268,543
3.95%, 04/13/52	304	237,253
5.45%, 11/20/55	350	341,608
4.25%, 08/22/57(b)	341	273,205
2.70%, 06/03/60	221	124,938
3.25%, 05/12/61	221	141,394
4.10%, 04/13/62	121	93,012
5.55%, 11/20/65	225	218,249
eBay, Inc.
3.60%, 06/05/27	171	170,072
4.25%, 03/06/29	25	25,072
2.70%, 03/11/30	171	160,687
2.60%, 05/10/31	201	183,562
5.13%, 11/06/35	50	50,046
4.00%, 07/15/42	100	82,763
3.65%, 05/10/51	137	100,356
Expedia Group, Inc.
4.63%, 08/01/27	100	100,736
3.80%, 02/15/28(b)	130	129,282
3.25%, 02/15/30	192	184,142
2.95%, 03/15/31	54	50,205
5.40%, 02/15/35	75	76,928
JD.com, Inc., 3.38%, 01/14/30	200	193,932
Master Portfolio Schedule of Investments

Schedule of Investments (continued)
December 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet Software & Services (continued)
MercadoLibre, Inc., 4.90%, 01/15/33	$50	$ 49,461
Uber Technologies, Inc.
4.30%, 01/15/30(b)	200	201,249
4.15%, 01/15/31	100	99,630
4.80%, 09/15/34	150	149,957
4.80%, 09/15/35(b)	100	99,472
5.35%, 09/15/54(b)	175	166,893
VeriSign, Inc.
4.75%, 07/15/27	171	171,020
2.70%, 06/15/31	75	68,279
5.25%, 06/01/32	25	25,696
		11,399,262
IT Services — 0.3%
Accenture Capital, Inc.
3.90%, 10/04/27	80	80,311
4.05%, 10/04/29	125	125,453
4.25%, 10/04/31(b)	140	140,110
4.50%, 10/04/34	200	197,153
Amdocs Ltd., 2.54%, 06/15/30	50	45,923
Booz Allen Hamilton, Inc., 5.95%, 04/15/35	100	103,609
Broadridge Financial Solutions, Inc.
2.90%, 12/01/29	87	82,462
2.60%, 05/01/31	79	71,802
CGI, Inc.
4.95%, 03/14/30(a)	50	50,670
2.30%, 09/14/31	87	77,102
DXC Technology Co., 2.38%, 09/15/28(b)	71	66,944
Fidelity National Information Services, Inc.
1.65%, 03/01/28	118	112,013
2.25%, 03/01/31(b)	50	44,608
5.10%, 07/15/32(b)	100	102,152
3.10%, 03/01/41	89	66,001
4.50%, 08/15/46(b)	100	83,083
Fiserv, Inc.
5.15%, 03/15/27	50	50,524
2.25%, 06/01/27	307	298,785
5.45%, 03/02/28	60	61,439
5.38%, 08/21/28	50	51,277
4.20%, 10/01/28	171	170,568
3.50%, 07/01/29	381	369,476
4.75%, 03/15/30	50	50,243
2.65%, 06/01/30	164	151,186
4.55%, 02/15/31	140	138,559
5.35%, 03/15/31	50	51,305
5.60%, 03/02/33	40	41,287
5.63%, 08/21/33	150	154,674
5.45%, 03/15/34(b)	100	101,392
5.15%, 08/12/34(b)	100	99,227
5.25%, 08/11/35	125	124,720
4.40%, 07/01/49	303	237,738
Fortinet, Inc., 2.20%, 03/15/31(b)	152	136,116
Gartner, Inc., 5.60%, 11/20/35	25	24,933
Genpact UK Finco PLC / Genpact USA, Inc., 4.95%, 11/18/30	25	24,995
IBM International Capital Pte. Ltd.
4.60%, 02/05/27	100	100,679
4.60%, 02/05/29	100	101,500
4.75%, 02/05/31	100	101,795
4.90%, 02/05/34	100	100,925
Security	Par (000)	Value
IT Services (continued)
IBM International Capital Pte. Ltd. (continued)
5.25%, 02/05/44	$100	$ 96,551
5.30%, 02/05/54	200	186,400
International Business Machines Corp.
3.30%, 01/27/27	100	99,397
2.20%, 02/09/27(b)	200	196,345
1.70%, 05/15/27(b)	289	280,849
4.15%, 07/27/27	100	100,527
4.50%, 02/06/28	250	252,478
4.65%, 02/10/28	100	101,467
3.50%, 05/15/29	381	373,692
4.80%, 02/10/30	100	102,278
1.95%, 05/15/30(b)	121	110,288
2.72%, 02/09/32	180	163,071
5.00%, 02/10/32	100	102,722
4.40%, 07/27/32	100	99,755
5.88%, 11/29/32	87	93,808
4.75%, 02/06/33(b)	100	101,540
5.20%, 02/10/35	100	102,493
4.15%, 05/15/39	350	312,451
2.85%, 05/15/40	345	260,114
4.00%, 06/20/42	148	123,999
4.70%, 02/19/46	150	132,399
4.25%, 05/15/49	330	266,479
2.95%, 05/15/50	116	74,073
4.90%, 07/27/52(b)	100	88,019
5.10%, 02/06/53	100	91,107
5.70%, 02/10/55	100	98,550
Kyndryl Holdings, Inc.
2.70%, 10/15/28	25	23,959
3.15%, 10/15/31	50	45,637
4.10%, 10/15/41	171	135,444
Leidos, Inc.
4.38%, 05/15/30	100	99,876
2.30%, 02/15/31	130	116,967
5.50%, 03/15/35(b)	50	51,962
Oracle Corp.
4.45%, 09/26/30	235	229,909
4.80%, 09/26/32	295	284,800
5.20%, 09/26/35	475	455,088
5.88%, 09/26/45	380	343,187
5.95%, 09/26/55(b)	430	380,986
6.10%, 09/26/65(b)	280	246,958
Paychex, Inc.
5.10%, 04/15/30	200	205,903
5.35%, 04/15/32	200	207,117
5.60%, 04/15/35	150	157,094
		11,188,478
Leisure Products — 0.0%
Brunswick Corp.
2.40%, 08/18/31	66	57,800
4.40%, 09/15/32(b)	25	23,840
Harley-Davidson, Inc., 4.63%, 07/28/45	25	20,139
Hasbro, Inc.
3.50%, 09/15/27	25	24,770
3.90%, 11/19/29	75	73,759
6.05%, 05/14/34(b)	25	26,520
6.35%, 03/15/40	87	91,422
5.10%, 05/15/44	60	53,477

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Leisure Products (continued)
Mattel, Inc.(b)
5.00%, 11/17/30	$70	$ 70,485
5.45%, 11/01/41	30	28,208
Polaris, Inc., 5.60%, 03/01/31	60	60,627
		531,047
Machinery — 0.3%
AGCO Corp.
5.45%, 03/21/27	50	50,674
5.80%, 03/21/34(b)	50	52,338
Caterpillar Financial Services Corp.
4.50%, 01/07/27	25	25,198
1.70%, 01/08/27	87	85,271
4.50%, 01/08/27	75	75,545
5.00%, 05/14/27	50	50,829
3.60%, 08/12/27(b)	100	99,849
1.10%, 09/14/27(b)	100	95,850
4.40%, 10/15/27	75	75,890
4.60%, 11/15/27	125	127,042
4.40%, 03/03/28	50	50,540
3.95%, 11/14/28(b)	100	100,235
4.85%, 02/27/29	50	51,376
4.38%, 08/16/29(b)	50	50,686
4.70%, 11/15/29	150	153,897
4.80%, 01/08/30	25	25,838
Series K, 4.10%, 08/15/28	50	50,324
Caterpillar, Inc.
2.60%, 09/19/29(b)	70	66,744
2.60%, 04/09/30	87	82,299
1.90%, 03/12/31(b)	157	141,354
5.20%, 05/15/35	250	259,129
5.20%, 05/27/41	206	207,702
3.80%, 08/15/42	200	167,975
3.25%, 09/19/49	171	121,633
3.25%, 04/09/50	171	121,895
5.50%, 05/15/55(b)	50	50,429
CNH Industrial Capital LLC
4.50%, 10/08/27	75	75,449
4.75%, 03/21/28(b)	45	45,512
4.55%, 04/10/28(b)	40	40,274
5.50%, 01/12/29	100	103,149
5.10%, 04/20/29	50	51,098
4.50%, 10/16/30	50	50,002
CNH Industrial NV, 3.85%, 11/15/27	25	24,906
Deere & Co.
5.38%, 10/16/29	200	209,816
3.10%, 04/15/30	87	83,818
5.45%, 01/16/35(b)	125	131,823
3.90%, 06/09/42	171	147,083
2.88%, 09/07/49	68	45,644
3.75%, 04/15/50(b)	100	78,387
5.70%, 01/19/55	50	51,678
Deere Funding Canada Corp., 4.15%, 10/09/30	50	49,995
Dover Corp.
2.95%, 11/04/29	60	57,336
5.38%, 03/01/41	25	25,099
Eaton Capital ULC, 4.45%, 05/09/30	200	202,095
Flowserve Corp.
3.50%, 10/01/30	25	23,836
2.80%, 01/15/32	70	62,601
IDEX Corp.
3.00%, 05/01/30(b)	75	70,880
Security	Par (000)	Value
Machinery (continued)
IDEX Corp. (continued)
2.63%, 06/15/31	$67	$ 61,191
Ingersoll Rand, Inc.
5.20%, 06/15/27	50	50,793
5.18%, 06/15/29	50	51,682
5.70%, 08/14/33	200	211,899
5.45%, 06/15/34	50	52,024
5.70%, 06/15/54(b)	100	100,251
John Deere Capital Corp.
4.50%, 01/08/27	100	100,756
1.70%, 01/11/27	257	251,613
4.85%, 03/05/27	50	50,629
2.35%, 03/08/27	100	98,367
4.90%, 06/11/27	75	76,267
4.20%, 07/15/27(b)	145	146,054
2.80%, 09/08/27	25	24,595
4.15%, 09/15/27	100	100,773
3.05%, 01/06/28	75	74,008
4.65%, 01/07/28(b)	50	50,860
4.75%, 01/20/28(b)	50	50,958
1.50%, 03/06/28	87	82,871
4.95%, 07/14/28	85	87,289
4.50%, 01/16/29	120	121,917
3.45%, 03/07/29	100	98,582
3.35%, 04/18/29	61	59,838
4.85%, 06/11/29	75	77,068
2.80%, 07/18/29(b)	110	105,786
4.85%, 10/11/29	50	51,562
2.45%, 01/09/30(b)	75	71,064
4.70%, 06/10/30	110	112,676
4.38%, 10/15/30	100	101,053
1.45%, 01/15/31(b)	155	136,522
4.90%, 03/07/31(b)	50	51,619
2.00%, 06/17/31	200	178,665
4.40%, 09/08/31	150	151,475
3.90%, 06/07/32(b)	100	97,978
4.35%, 09/15/32	100	100,310
5.10%, 04/11/34	250	258,513
5.05%, 06/12/34	75	77,471
Series I, 4.25%, 06/05/28	75	75,864
Series I, 4.55%, 06/05/30	75	76,255
Kennametal, Inc., 2.80%, 03/01/31	55	50,307
Nordson Corp.
4.50%, 12/15/29	75	75,499
5.80%, 09/15/33	25	26,443
nVent Finance SARL
4.55%, 04/15/28	50	50,280
2.75%, 11/15/31	65	58,551
5.65%, 05/15/33	40	41,714
Otis Worldwide Corp.
2.29%, 04/05/27(b)	75	73,469
5.25%, 08/16/28	30	30,915
2.57%, 02/15/30	171	160,104
5.13%, 09/04/35	30	30,571
3.11%, 02/15/40	171	134,307
3.36%, 02/15/50	69	49,017
Regal Rexnord Corp.
6.05%, 04/15/28	120	124,136
6.30%, 02/15/30	200	211,972
6.40%, 04/15/33	100	107,563
Rockwell Automation, Inc.
3.50%, 03/01/29	50	49,156
Master Portfolio Schedule of Investments

Schedule of Investments (continued)
December 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
Rockwell Automation, Inc. (continued)
1.75%, 08/15/31	$86	$ 75,311
4.20%, 03/01/49	50	41,573
2.80%, 08/15/61	60	34,529
Snap-on, Inc., 3.10%, 05/01/50	171	115,988
Stanley Black & Decker, Inc.
6.00%, 03/06/28	100	103,646
4.25%, 11/15/28	171	171,139
2.30%, 03/15/30	71	65,003
3.00%, 05/15/32	76	68,803
4.85%, 11/15/48(b)	87	76,102
2.75%, 11/15/50	75	44,515
Westinghouse Air Brake Technologies Corp.
4.70%, 09/15/28(b)	137	138,678
4.90%, 05/29/30	50	51,159
5.50%, 05/29/35	50	52,146
Xylem, Inc., 4.38%, 11/01/46	87	73,827
		10,184,544
Media — 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.75%, 02/15/28	87	85,768
4.20%, 03/15/28	200	199,005
2.25%, 01/15/29	286	267,723
5.05%, 03/30/29	171	172,986
6.10%, 06/01/29	200	208,736
2.80%, 04/01/31	191	171,865
2.30%, 02/01/32(b)	150	128,955
4.40%, 04/01/33	300	282,620
6.65%, 02/01/34	150	158,016
6.55%, 06/01/34	100	105,176
6.38%, 10/23/35	227	234,277
5.85%, 12/01/35(b)	160	159,612
5.38%, 04/01/38	171	157,662
3.50%, 06/01/41	171	121,630
3.50%, 03/01/42	87	60,355
6.48%, 10/23/45	407	382,648
5.38%, 05/01/47	257	211,702
5.75%, 04/01/48	295	251,631
5.13%, 07/01/49	171	133,816
4.80%, 03/01/50	324	243,389
3.70%, 04/01/51	204	128,404
3.90%, 06/01/52	275	177,491
5.25%, 04/01/53(b)	238	188,221
6.83%, 10/23/55	87	83,507
6.70%, 12/01/55	100	95,879
3.85%, 04/01/61	253	150,765
4.40%, 12/01/61	271	177,241
3.95%, 06/30/62(b)	200	120,345
5.50%, 04/01/63	100	78,795
Comcast Corp.
2.35%, 01/15/27	148	145,719
3.30%, 02/01/27	171	169,998
5.35%, 11/15/27	25	25,578
4.15%, 10/15/28	25	25,135
4.55%, 01/15/29(b)	50	50,736
2.65%, 02/01/30	163	153,840
3.40%, 04/01/30(b)	182	176,511
4.25%, 10/15/30	171	171,066
1.95%, 01/15/31	246	219,280
1.50%, 02/15/31	281	244,298
Security	Par (000)	Value
Media (continued)
Comcast Corp. (continued)
4.95%, 05/15/32	$75	$ 76,822
5.50%, 11/15/32	100	105,625
4.25%, 01/15/33	312	305,082
4.65%, 02/15/33	160	160,590
4.80%, 05/15/33(b)	80	80,689
5.30%, 06/01/34(b)	100	103,058
4.20%, 08/15/34	482	460,563
5.30%, 05/15/35(b)	100	102,246
4.40%, 08/15/35	87	83,118
3.20%, 07/15/36(b)	137	116,840
5.17%, 01/15/37(a)	226	222,829
6.45%, 03/15/37(b)	100	110,517
3.90%, 03/01/38	137	119,334
4.60%, 10/15/38	130	121,031
3.25%, 11/01/39	171	133,607
3.75%, 04/01/40	171	140,941
4.65%, 07/15/42	100	87,665
4.75%, 03/01/44	67	58,406
3.40%, 07/15/46	87	60,496
4.00%, 08/15/47	87	65,709
3.97%, 11/01/47	257	192,490
4.00%, 03/01/48	87	65,441
4.70%, 10/15/48	214	178,399
4.00%, 11/01/49	216	159,275
3.45%, 02/01/50	150	100,284
2.80%, 01/15/51	149	86,317
2.89%, 11/01/51	580	339,180
2.45%, 08/15/52(b)	291	154,314
4.05%, 11/01/52	150	109,720
5.35%, 05/15/53(b)	280	251,515
5.65%, 06/01/54	190	178,050
6.05%, 05/15/55(b)	175	172,844
2.94%, 11/01/56	707	397,246
4.95%, 10/15/58	171	141,781
2.65%, 08/15/62	150	75,541
2.99%, 11/01/63	526	284,512
5.50%, 05/15/64	180	160,947
FactSet Research Systems, Inc.
2.90%, 03/01/27	75	73,867
3.45%, 03/01/32	70	65,045
Fox Corp.
4.71%, 01/25/29	171	173,188
3.50%, 04/08/30	200	194,190
6.50%, 10/13/33	50	55,119
5.48%, 01/25/39	175	175,509
5.58%, 01/25/49(b)	221	212,550
NBCUniversal Media LLC
5.95%, 04/01/41	109	111,351
4.45%, 01/15/43	72	61,206
Paramount Global
3.38%, 02/15/28	87	84,432
3.70%, 06/01/28	87	84,991
4.20%, 06/01/29	50	48,713
7.88%, 07/30/30	100	108,173
4.95%, 01/15/31	171	164,438
4.20%, 05/19/32	171	154,500
5.50%, 05/15/33	50	47,792
6.88%, 04/30/36	87	85,584
4.85%, 07/01/42	82	60,448
4.38%, 03/15/43	184	127,983
5.85%, 09/01/43	189	155,607

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
Paramount Global (continued)
4.95%, 05/19/50	$171	$ 119,748
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	87	100,392
Time Warner Cable LLC
6.55%, 05/01/37	237	241,849
6.75%, 06/15/39	199	201,281
5.88%, 11/15/40	87	80,506
5.50%, 09/01/41	250	219,413
4.50%, 09/15/42	87	66,905
TWDC Enterprises 18 Corp.
2.95%, 06/15/27	130	128,661
7.00%, 03/01/32	100	113,862
4.13%, 06/01/44	87	73,141
3.00%, 07/30/46	75	51,843
Series E, 4.13%, 12/01/41	87	75,920
Walt Disney Co.
3.70%, 03/23/27	300	299,746
2.20%, 01/13/28(b)	171	165,987
2.00%, 09/01/29	287	268,344
3.80%, 03/22/30(b)	171	169,508
2.65%, 01/13/31	344	321,770
6.20%, 12/15/34	62	69,594
6.40%, 12/15/35	131	147,678
6.65%, 11/15/37	214	244,362
4.63%, 03/23/40(b)	171	164,115
3.50%, 05/13/40(b)	275	230,229
5.40%, 10/01/43	100	99,930
4.75%, 09/15/44	87	79,369
4.95%, 10/15/45	65	61,085
4.75%, 11/15/46	100	90,249
2.75%, 09/01/49	271	172,032
4.70%, 03/23/50(b)	198	177,118
3.60%, 01/13/51(b)	290	215,403
3.80%, 05/13/60	221	161,633
		18,939,764
Metals & Mining — 0.2%
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28	200	194,140
3.75%, 10/01/30	200	191,912
ArcelorMittal SA
6.55%, 11/29/27	50	52,059
4.25%, 07/16/29(b)	75	75,097
6.80%, 11/29/32(b)	50	55,988
6.00%, 06/17/34(b)	50	53,750
7.00%, 10/15/39	79	89,134
6.75%, 03/01/41(b)	100	109,309
6.35%, 06/17/54(b)	50	52,682
Barrick North America Finance LLC
5.70%, 05/30/41	87	88,645
5.75%, 05/01/43	137	139,339
Barrick PD Australia Finance Pty. Ltd., 5.95%, 10/15/39	87	91,395
BHP Billiton Finance USA Ltd.
4.75%, 02/28/28	60	60,935
5.10%, 09/08/28	125	128,802
5.00%, 02/21/30	125	128,971
5.25%, 09/08/30(b)	125	130,210
5.13%, 02/21/32	100	103,676
4.90%, 02/28/33(b)	85	86,733
5.25%, 09/08/33	175	181,792
Security	Par (000)	Value
Metals & Mining (continued)
BHP Billiton Finance USA Ltd. (continued)
5.30%, 02/21/35	$150	$ 154,865
5.00%, 02/15/36	55	55,669
4.13%, 02/24/42	112	96,734
5.00%, 09/30/43	400	379,879
5.50%, 09/08/53(b)	100	99,564
5.75%, 09/05/55(b)	25	25,486
Freeport-McMoRan, Inc.
5.00%, 09/01/27(b)	71	71,022
4.13%, 03/01/28	87	86,732
4.38%, 08/01/28	71	71,022
5.25%, 09/01/29	71	72,201
4.25%, 03/01/30	71	70,396
4.63%, 08/01/30	103	103,775
5.40%, 11/14/34	87	89,701
5.45%, 03/15/43(b)	206	199,416
Newmont Corp.
5.88%, 04/01/35	87	94,068
4.88%, 03/15/42(b)	111	106,189
5.45%, 06/09/44	50	49,844
Newmont Corp./Newcrest Finance Pty. Ltd.
5.35%, 03/15/34	50	52,263
4.20%, 05/13/50(b)	100	81,365
Nucor Corp.
4.30%, 05/23/27(b)	79	79,492
3.95%, 05/01/28	171	171,026
2.70%, 06/01/30(b)	171	161,021
4.65%, 06/01/30(b)	50	51,045
5.10%, 06/01/35	50	51,091
4.40%, 05/01/48	25	21,289
3.85%, 04/01/52	100	76,338
2.98%, 12/15/55	87	54,099
Precision Castparts Corp., 4.38%, 06/15/45(b)	87	75,689
Rio Tinto Finance USA Ltd.
7.13%, 07/15/28	171	184,011
5.20%, 11/02/40	312	311,154
2.75%, 11/02/51	216	133,890
Rio Tinto Finance USA PLC
4.38%, 03/12/27	45	45,299
4.50%, 03/14/28	50	50,589
4.88%, 03/14/30	135	138,691
5.00%, 03/14/32	65	67,116
5.00%, 03/09/33	65	66,742
5.25%, 03/14/35	275	283,369
4.75%, 03/22/42	62	57,765
4.13%, 08/21/42	87	74,781
5.13%, 03/09/53	120	111,776
5.75%, 03/14/55	190	193,736
5.88%, 03/14/65	80	82,625
Southern Copper Corp.
6.75%, 04/16/40	80	90,300
5.25%, 11/08/42	150	143,211
5.88%, 04/23/45	277	283,698
Steel Dynamics, Inc.
1.65%, 10/15/27	87	83,563
4.00%, 12/15/28	50	49,943
3.45%, 04/15/30	90	86,949
3.25%, 01/15/31	72	68,451
5.38%, 08/15/34	50	51,799
5.25%, 05/15/35	75	76,700
3.25%, 10/15/50	44	30,150
Master Portfolio Schedule of Investments

Schedule of Investments (continued)
December 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Metals & Mining (continued)
Steel Dynamics, Inc. (continued)
5.75%, 05/15/55	$40	$ 39,825
Timken Co.
4.50%, 12/15/28	87	87,659
4.13%, 04/01/32	75	72,046
Vale Overseas Ltd.
3.75%, 07/08/30	171	164,225
6.13%, 06/12/33(b)	300	320,967
6.88%, 11/10/39	28	31,684
6.40%, 06/28/54(b)	200	204,100
Vale SA, 5.63%, 09/11/42	171	172,286
Valmont Industries, Inc., 5.00%, 10/01/44	171	157,213
		8,732,163
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.50%, 08/01/30(b)	50	51,159
Multi-Utilities — 0.2%
Atmos Energy Corp.
2.63%, 09/15/29	74	70,327
1.50%, 01/15/31(b)	171	149,986
5.90%, 11/15/33	75	81,075
5.20%, 08/15/35(b)	90	92,760
5.50%, 06/15/41	50	51,191
4.15%, 01/15/43	74	62,860
4.13%, 10/15/44	100	84,322
4.30%, 10/01/48	87	72,066
4.13%, 03/15/49	107	85,471
3.38%, 09/15/49	110	77,216
5.75%, 10/15/52(b)	50	50,520
6.20%, 11/15/53	50	53,955
5.00%, 12/15/54	75	68,214
5.45%, 01/15/56	55	53,209
CenterPoint Energy Resources Corp.
5.25%, 03/01/28	140	143,471
1.75%, 10/01/30	91	81,068
4.40%, 07/01/32	50	49,467
5.85%, 01/15/41(b)	87	90,458
National Fuel Gas Co.
4.75%, 09/01/28	50	50,542
5.50%, 03/15/30	35	36,094
2.95%, 03/01/31	87	79,368
5.95%, 03/15/35	25	26,132
NiSource, Inc.
3.49%, 05/15/27	171	169,891
5.25%, 03/30/28(b)	120	123,027
5.20%, 07/01/29	50	51,549
2.95%, 09/01/29	100	95,955
3.60%, 05/01/30	150	145,732
1.70%, 02/15/31	79	69,323
5.40%, 06/30/33	50	51,851
5.35%, 04/01/34	50	51,544
5.35%, 07/15/35	100	102,239
5.95%, 06/15/41	56	57,851
5.25%, 02/15/43	75	71,822
4.80%, 02/15/44	87	78,275
5.65%, 02/01/45	87	86,397
4.38%, 05/15/47	87	72,104
3.95%, 03/30/48	87	67,853
5.00%, 06/15/52	50	44,231
5.85%, 04/01/55	170	169,464
(5-year CMT + 2.45%), 6.95%, 11/30/54(c)	50	52,040
Security	Par (000)	Value
Multi-Utilities (continued)
NiSource, Inc. (continued)
(5-year CMT + 2.53%), 6.38%, 03/31/55(c)	$50	$ 51,784
ONE Gas, Inc.
5.10%, 04/01/29	25	25,732
4.25%, 09/01/32	50	49,241
4.66%, 02/01/44	87	77,242
4.50%, 11/01/48	50	42,561
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/29	120	117,299
2.50%, 03/15/31(b)	87	79,155
5.40%, 06/15/33	40	41,563
5.10%, 02/15/35	25	25,371
3.35%, 06/01/50(b)	71	48,717
5.05%, 05/15/52	100	89,407
Southern California Gas Co.
2.95%, 04/15/27	110	108,807
5.20%, 06/01/33	40	41,302
5.05%, 09/01/34	50	50,801
5.45%, 06/15/35	75	78,122
6.35%, 11/15/52(b)	20	21,618
5.75%, 06/01/53	70	69,547
5.60%, 04/01/54	95	92,980
6.00%, 06/15/55	100	102,674
Series UU, 4.13%, 06/01/48	87	69,348
Series VV, 4.30%, 01/15/49	150	122,506
Series WW, 3.95%, 02/15/50	50	38,383
Series XX, 2.55%, 02/01/30	171	161,161
Southern Co. Gas Capital Corp.
5.15%, 09/15/32	50	51,327
5.75%, 09/15/33	50	52,982
4.95%, 09/15/34	100	100,278
5.88%, 03/15/41	100	103,229
3.95%, 10/01/46	130	101,712
4.40%, 05/30/47	100	83,317
Series 2020-A, 1.75%, 01/15/31	87	76,973
Southwest Gas Corp.
5.80%, 12/01/27	100	103,097
2.20%, 06/15/30	171	155,391
4.05%, 03/15/32	75	72,349
3.80%, 09/29/46	25	18,930
4.15%, 06/01/49	50	39,294
3.18%, 08/15/51	50	34,127
Spire Missouri, Inc.
4.80%, 02/15/33	50	50,289
3.30%, 06/01/51	50	33,751
Series 2034, 5.15%, 08/15/34	50	51,266
Washington Gas Light Co., 3.65%, 09/15/49	87	63,206
		5,967,759
Office REITs — 0.1%
Boston Properties LP
6.75%, 12/01/27	100	104,597
4.50%, 12/01/28	171	172,105
3.40%, 06/21/29	100	96,823
2.90%, 03/15/30	83	77,821
3.25%, 01/30/31(b)	171	160,376
2.55%, 04/01/32	130	113,408
2.45%, 10/01/33	100	82,720
6.50%, 01/15/34(b)	75	80,733
5.75%, 01/15/35(b)	100	102,841
COPT Defense Properties LP
2.00%, 01/15/29(b)	70	65,377
4.50%, 10/15/30	25	24,879

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Office REITs (continued)
COPT Defense Properties LP (continued)
2.75%, 04/15/31(b)	$50	$ 45,607
2.90%, 12/01/33	87	74,226
Cousins Properties LP
5.25%, 07/15/30	25	25,635
5.38%, 02/15/32	30	30,892
5.88%, 10/01/34	50	52,200
Highwoods Realty LP
4.13%, 03/15/28	87	86,228
4.20%, 04/15/29	40	39,388
3.05%, 02/15/30	87	81,008
2.60%, 02/01/31(b)	50	44,842
5.35%, 01/15/33	25	24,981
Kilroy Realty LP
4.75%, 12/15/28	300	301,523
3.05%, 02/15/30	25	23,246
2.50%, 11/15/32	67	55,853
2.65%, 11/15/33	71	58,251
5.88%, 10/15/35	100	100,458
Piedmont Operating Partnership LP
3.15%, 08/15/30(b)	87	79,861
2.75%, 04/01/32	35	30,048
5.63%, 01/15/33	25	25,256
		2,261,183
Oil, Gas & Consumable Fuels — 1.7%
APA Corp.
6.10%, 02/15/35	25	25,699
5.35%, 07/01/49	150	124,672
6.75%, 02/15/55	50	49,798
Boardwalk Pipelines LP
4.45%, 07/15/27	50	50,181
4.80%, 05/03/29	87	88,057
3.60%, 09/01/32(b)	200	186,561
5.63%, 08/01/34	25	26,120
5.38%, 02/15/36	45	45,223
BP Capital Markets America, Inc.
3.02%, 01/16/27(b)	77	76,394
3.54%, 04/06/27	171	170,494
5.02%, 11/17/27	200	203,954
3.94%, 09/21/28	87	87,108
4.23%, 11/06/28	171	172,098
4.70%, 04/10/29	125	127,418
4.97%, 10/17/29	75	77,177
4.87%, 11/25/29(b)	75	76,938
3.63%, 04/06/30	171	167,645
1.75%, 08/10/30	90	80,927
2.72%, 01/12/32	207	188,530
4.81%, 02/13/33	250	253,182
4.89%, 09/11/33	160	162,770
4.99%, 04/10/34(b)	100	101,976
5.23%, 11/17/34(b)	265	273,380
3.06%, 06/17/41	170	129,394
3.00%, 02/24/50	221	144,083
2.77%, 11/10/50(b)	191	117,593
2.94%, 06/04/51(b)	250	159,069
3.00%, 03/17/52(b)	287	183,579
3.38%, 02/08/61(b)	298	194,530
BP Capital Markets PLC
3.28%, 09/19/27	187	185,379
3.72%, 11/28/28	171	169,834
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Canadian Natural Resources Ltd.
3.85%, 06/01/27	$87	$ 86,763
2.95%, 07/15/30(b)	87	81,990
5.40%, 12/15/34(b)	125	127,249
6.50%, 02/15/37	200	214,741
6.25%, 03/15/38	75	79,547
4.95%, 06/01/47(b)	100	88,010
Cenovus Energy, Inc.
4.65%, 03/20/31	50	49,844
2.65%, 01/15/32	74	65,744
5.40%, 03/20/36	50	49,934
5.25%, 06/15/37	53	51,459
6.75%, 11/15/39	200	220,205
5.40%, 06/15/47	102	92,964
3.75%, 02/15/52(b)	91	63,614
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27	257	259,485
3.70%, 11/15/29	87	84,963
2.74%, 12/31/39	87	74,181
Cheniere Energy Partners LP
4.50%, 10/01/29	200	200,420
4.00%, 03/01/31	200	194,752
3.25%, 01/31/32	200	184,207
5.95%, 06/30/33	100	106,037
5.75%, 08/15/34	100	104,412
5.55%, 10/30/35(a)(b)	130	132,909
Cheniere Energy, Inc.
4.63%, 10/15/28	200	199,661
5.65%, 04/15/34	150	155,607
Chevron Corp.(b)
2.00%, 05/11/27	190	185,826
2.24%, 05/11/30	163	151,159
3.08%, 05/11/50	119	80,688
Chevron USA, Inc.
4.41%, 02/26/27	30	30,234
1.02%, 08/12/27	114	109,269
3.95%, 08/13/27	50	50,218
3.85%, 01/15/28	257	257,392
4.48%, 02/26/28	75	76,166
4.05%, 08/13/28	50	50,386
3.25%, 10/15/29	120	117,116
4.69%, 04/15/30	75	76,728
4.30%, 10/15/30(b)	150	151,449
4.82%, 04/15/32	75	77,181
4.50%, 10/15/32	150	151,418
4.98%, 04/15/35	75	76,833
4.85%, 10/15/35(b)	125	126,451
2.34%, 08/12/50	187	108,641
CNOOC Petroleum North America ULC, 6.40%, 05/15/37	150	175,705
Columbia Pipeline Group, Inc., 5.80%, 06/01/45	100	98,774
ConocoPhillips, 6.50%, 02/01/39	100	112,394
ConocoPhillips Co.
4.70%, 01/15/30	150	152,814
4.85%, 01/15/32(b)	75	77,013
5.05%, 09/15/33	70	72,013
5.00%, 01/15/35	150	152,077
3.76%, 03/15/42	370	301,345
4.30%, 11/15/44	171	144,535
3.80%, 03/15/52	112	82,159
5.30%, 05/15/53	160	149,048
5.55%, 03/15/54	150	144,324
Master Portfolio Schedule of Investments

Schedule of Investments (continued)
December 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
ConocoPhillips Co. (continued)
5.50%, 01/15/55(b)	$115	$ 110,003
4.03%, 03/15/62	200	145,305
5.70%, 09/15/63	50	48,172
5.65%, 01/15/65	125	120,021
Continental Resources, Inc.
4.38%, 01/15/28	121	120,763
4.90%, 06/01/44	87	69,268
Coterra Energy, Inc.
3.90%, 05/15/27	50	49,811
4.38%, 03/15/29	171	171,453
5.60%, 03/15/34	50	51,517
5.40%, 02/15/35(b)	100	101,499
5.90%, 02/15/55	135	129,627
DCP Midstream Operating LP
5.63%, 07/15/27	50	50,946
5.13%, 05/15/29	50	51,144
5.60%, 04/01/44	100	96,470
Devon Energy Corp.
5.25%, 10/15/27(b)	100	99,993
5.88%, 06/15/28	112	112,003
5.20%, 09/15/34(b)	125	124,449
5.60%, 07/15/41	87	84,161
4.75%, 05/15/42	231	199,732
5.00%, 06/15/45	87	75,687
5.75%, 09/15/54	100	91,890
Diamondback Energy, Inc.
5.20%, 04/18/27	150	152,168
3.50%, 12/01/29	171	165,883
5.15%, 01/30/30	150	154,285
3.13%, 03/24/31	65	60,737
6.25%, 03/15/33	30	32,324
5.40%, 04/18/34	140	143,349
5.55%, 04/01/35	90	92,505
4.40%, 03/24/51(b)	87	69,730
4.25%, 03/15/52	104	80,836
6.25%, 03/15/53	100	100,955
5.75%, 04/18/54	205	193,733
5.90%, 04/18/64	170	160,475
Eastern Energy Gas Holdings LLC
5.80%, 01/15/35	125	131,985
5.65%, 10/15/54	75	72,550
6.20%, 01/15/55	80	82,675
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/29	171	163,424
4.60%, 12/15/44	150	128,628
Enbridge Energy Partners LP
5.50%, 09/15/40	100	99,125
7.38%, 10/15/45	70	81,050
Enbridge, Inc.
5.25%, 04/05/27	50	50,690
3.70%, 07/15/27	171	170,099
4.60%, 06/20/28	25	25,258
6.00%, 11/15/28(b)	60	63,053
4.20%, 11/20/28	50	50,048
5.30%, 04/05/29	80	82,468
3.13%, 11/15/29	130	124,482
4.90%, 06/20/30(b)	50	51,115
6.20%, 11/15/30	35	37,584
4.50%, 02/15/31	100	99,897
5.70%, 03/08/33	290	305,454
2.50%, 08/01/33	171	146,857
5.63%, 04/05/34	120	125,271
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Enbridge, Inc. (continued)
5.55%, 06/20/35	$125	$ 129,325
5.20%, 11/20/35	100	100,800
5.50%, 12/01/46(b)	100	98,327
4.00%, 11/15/49	96	73,456
3.40%, 08/01/51	100	68,336
6.70%, 11/15/53	85	93,318
5.95%, 04/05/54(b)	150	151,845
(5-year CMT + 2.97%), 7.20%, 06/27/54(c)	100	105,889
Energy Transfer LP
4.20%, 04/15/27	171	171,073
5.50%, 06/01/27	100	101,615
4.00%, 10/01/27	150	149,759
5.55%, 02/15/28	100	102,662
4.95%, 05/15/28(b)	171	173,764
4.95%, 06/15/28	110	111,818
5.25%, 04/15/29	257	264,079
5.25%, 07/01/29(b)	45	46,308
3.75%, 05/15/30	571	555,679
6.40%, 12/01/30	40	43,208
5.75%, 02/15/33	185	194,145
6.55%, 12/01/33	180	197,285
5.55%, 05/15/34	300	308,297
5.60%, 09/01/34	175	180,095
4.90%, 03/15/35	87	84,855
5.70%, 04/01/35	200	207,025
6.05%, 06/01/41	50	50,641
6.50%, 02/01/42	87	91,619
4.95%, 01/15/43	87	76,263
5.15%, 02/01/43	87	78,301
5.95%, 10/01/43	53	51,896
5.30%, 04/01/44	74	67,118
5.00%, 05/15/44	87	75,412
5.15%, 03/15/45	100	88,397
5.35%, 05/15/45	87	78,681
6.13%, 12/15/45	114	111,904
5.30%, 04/15/47	130	115,359
5.40%, 10/01/47	171	153,668
6.00%, 06/15/48	150	145,466
6.25%, 04/15/49	221	218,727
5.00%, 05/15/50	234	195,776
5.95%, 05/15/54	215	203,745
6.05%, 09/01/54	175	168,300
6.20%, 04/01/55(b)	150	147,025
Enterprise Products Operating LLC
4.60%, 01/11/27	50	50,359
3.95%, 02/15/27	191	191,178
4.30%, 06/20/28	100	100,858
4.15%, 10/16/28	171	172,031
3.13%, 07/31/29	199	192,936
2.80%, 01/31/30	149	141,548
4.60%, 01/15/31	185	187,273
5.35%, 01/31/33	120	125,318
4.85%, 01/31/34(b)	150	151,554
4.95%, 02/15/35	200	202,327
5.20%, 01/15/36	185	188,319
5.95%, 02/01/41	53	55,875
5.70%, 02/15/42	50	50,955
4.85%, 08/15/42	100	92,576
4.45%, 02/15/43	142	124,794
4.85%, 03/15/44	171	156,081
5.10%, 02/15/45	150	140,648
4.90%, 05/15/46	139	125,679

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Enterprise Products Operating LLC (continued)
4.25%, 02/15/48	$150	$ 123,164
4.80%, 02/01/49	171	150,583
4.20%, 01/31/50	192	153,985
3.70%, 01/31/51	75	54,998
3.20%, 02/15/52	121	80,262
3.30%, 02/15/53	154	102,832
4.95%, 10/15/54	100	88,668
5.55%, 02/16/55	160	155,057
3.95%, 01/31/60	150	109,483
(3-mo. CME Term SOFR + 2.83%), 5.38%, 02/15/78(c)	171	169,881
Series E, (3-mo. CME Term SOFR + 3.29%), 5.25%, 08/16/77(c)	130	129,777
EOG Resources, Inc.
4.40%, 07/15/28	100	101,118
4.38%, 04/15/30	100	100,617
4.40%, 01/15/31	75	75,292
5.00%, 07/15/32	120	122,914
3.90%, 04/01/35	50	46,517
5.35%, 01/15/36	125	128,445
4.95%, 04/15/50(b)	87	77,773
5.65%, 12/01/54(b)	155	151,599
5.95%, 07/15/55	70	71,287
EQT Corp.
3.90%, 10/01/27	140	139,362
5.70%, 04/01/28	50	51,597
4.50%, 01/15/29	100	100,236
5.00%, 01/15/29	70	70,913
7.00%, 02/01/30	79	85,806
4.75%, 01/15/31	150	150,985
5.75%, 02/01/34	50	52,232
Equinor ASA
4.25%, 06/02/28	60	60,543
3.63%, 09/10/28	200	199,438
3.13%, 04/06/30	171	164,744
2.38%, 05/22/30	171	159,161
4.50%, 09/03/30	25	25,362
5.13%, 06/03/35	75	77,022
4.75%, 11/14/35	115	114,406
5.10%, 08/17/40	189	187,741
4.25%, 11/23/41	75	66,464
4.80%, 11/08/43	200	185,994
3.25%, 11/18/49	130	90,615
3.70%, 04/06/50	171	129,601
Expand Energy Corp.
5.38%, 03/15/30	200	202,718
4.75%, 02/01/32	75	73,988
5.70%, 01/15/35	150	155,231
Exxon Mobil Corp.
3.29%, 03/19/27	140	139,397
2.44%, 08/16/29	87	83,060
3.48%, 03/19/30	189	184,816
2.61%, 10/15/30	440	412,516
3.00%, 08/16/39	87	69,621
4.23%, 03/19/40	206	188,943
3.57%, 03/06/45	50	39,131
4.11%, 03/01/46(b)	271	226,586
3.10%, 08/16/49	207	141,369
4.33%, 03/19/50	383	321,019
3.45%, 04/15/51	340	243,818
Helmerich & Payne, Inc.
4.65%, 12/01/27	25	25,194
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Helmerich & Payne, Inc. (continued)
4.85%, 12/01/29(b)	$50	$ 50,326
2.90%, 09/29/31(b)	100	89,243
5.50%, 12/01/34(b)	50	49,227
Hess Corp.
4.30%, 04/01/27	75	75,317
7.13%, 03/15/33(b)	171	197,900
5.60%, 02/15/41	96	99,189
5.80%, 04/01/47(b)	171	175,274
HF Sinclair Corp.
5.00%, 02/01/28	100	100,018
4.50%, 10/01/30(b)	50	49,209
5.75%, 01/15/31	25	25,834
5.50%, 09/01/32	90	91,222
6.25%, 01/15/35	25	26,068
Kinder Morgan Energy Partners LP
5.80%, 03/15/35	171	179,630
6.50%, 02/01/37	74	80,643
6.95%, 01/15/38	214	240,376
6.38%, 03/01/41	87	92,911
5.63%, 09/01/41	50	49,283
5.00%, 08/15/42	75	68,725
4.70%, 11/01/42	50	44,137
5.00%, 03/01/43	87	79,058
5.50%, 03/01/44	130	124,538
5.40%, 09/01/44(b)	87	82,198
Kinder Morgan, Inc.
4.30%, 03/01/28	257	258,254
5.00%, 02/01/29	180	184,169
5.10%, 08/01/29	60	61,698
5.15%, 06/01/30	125	129,250
2.00%, 02/15/31	155	138,335
7.75%, 01/15/32	171	198,346
4.80%, 02/01/33	100	100,229
5.20%, 06/01/33	260	267,543
5.40%, 02/01/34(b)	100	103,241
5.30%, 12/01/34	87	88,685
5.55%, 06/01/45	214	206,900
5.05%, 02/15/46	75	67,431
5.20%, 03/01/48	64	58,429
3.25%, 08/01/50	100	66,144
3.60%, 02/15/51	191	133,641
5.45%, 08/01/52	100	92,971
5.95%, 08/01/54(b)	90	89,413
Marathon Petroleum Corp.
3.80%, 04/01/28(b)	171	170,013
5.15%, 03/01/30	50	51,459
5.70%, 03/01/35(b)	50	51,452
6.50%, 03/01/41	150	159,649
4.75%, 09/15/44	137	117,100
4.50%, 04/01/48	50	40,241
5.00%, 09/15/54(b)	75	62,681
MPLX LP
4.13%, 03/01/27	171	171,076
4.25%, 12/01/27	200	200,528
4.00%, 03/15/28	171	170,637
4.80%, 02/15/29	25	25,373
2.65%, 08/15/30	153	141,706
4.80%, 02/15/31	90	90,945
4.95%, 09/01/32	340	342,297
5.00%, 01/15/33	75	75,267
5.00%, 03/01/33	55	55,258
5.50%, 06/01/34	175	178,533
Master Portfolio Schedule of Investments

Schedule of Investments (continued)
December 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
MPLX LP (continued)
5.40%, 04/01/35	$100	$ 100,639
5.40%, 09/15/35	200	201,488
4.50%, 04/15/38	300	273,533
5.20%, 03/01/47	75	67,020
5.20%, 12/01/47	87	77,559
4.70%, 04/15/48	150	124,668
5.50%, 02/15/49	121	111,115
4.95%, 03/14/52	149	125,251
5.65%, 03/01/53	25	23,184
5.95%, 04/01/55(b)	200	192,906
6.20%, 09/15/55	135	133,852
4.90%, 04/15/58	100	81,855
Northwest Pipeline LLC, 4.00%, 04/01/27	75	74,948
Occidental Petroleum Corp.
5.00%, 08/01/27	90	91,642
6.38%, 09/01/28	50	52,374
5.20%, 08/01/29	155	158,874
6.13%, 01/01/31(b)	150	158,539
5.38%, 01/01/32(b)	85	87,040
5.55%, 10/01/34(b)	150	153,002
6.45%, 09/15/36	500	532,863
6.20%, 03/15/40	50	50,773
6.60%, 03/15/46	200	206,856
6.05%, 10/01/54(b)	140	133,903
ONEOK Partners LP, 6.13%, 02/01/41	75	76,890
ONEOK, Inc.
4.00%, 07/13/27	100	99,885
4.25%, 09/24/27	150	150,493
4.55%, 07/15/28	87	87,748
5.65%, 11/01/28	100	103,858
4.35%, 03/15/29	171	171,548
3.10%, 03/15/30	171	162,593
3.25%, 06/01/30	75	71,388
5.80%, 11/01/30	75	79,058
4.75%, 10/15/31	150	150,797
4.95%, 10/15/32	50	50,227
6.10%, 11/15/32(b)	100	107,009
6.05%, 09/01/33	200	212,756
5.65%, 09/01/34	30	31,002
5.05%, 11/01/34	250	247,768
5.40%, 10/15/35	150	151,558
5.15%, 10/15/43	100	90,707
5.60%, 04/01/44	50	47,239
5.05%, 04/01/45	50	43,708
4.25%, 09/15/46	87	68,155
5.45%, 06/01/47(b)	50	45,968
4.95%, 07/13/47	171	149,240
4.20%, 10/03/47	140	108,574
5.20%, 07/15/48(b)	87	78,386
4.85%, 02/01/49	120	101,106
4.45%, 09/01/49	100	80,438
3.95%, 03/01/50	79	57,287
4.50%, 03/15/50(b)	87	70,449
7.15%, 01/15/51	50	54,899
6.63%, 09/01/53	150	157,094
5.70%, 11/01/54	200	186,387
6.25%, 10/15/55	150	150,317
5.85%, 11/01/64	100	93,822
Ovintiv, Inc.
5.65%, 05/15/28	60	61,769
8.13%, 09/15/30(b)	70	79,894
7.20%, 11/01/31	80	88,318
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Ovintiv, Inc. (continued)
7.38%, 11/01/31	$87	$ 97,033
6.25%, 07/15/33	40	42,429
6.50%, 08/15/34	87	93,453
6.63%, 08/15/37	50	53,034
7.10%, 07/15/53	40	42,506
Patterson-UTI Energy, Inc.
3.95%, 02/01/28(b)	100	98,871
5.15%, 11/15/29	50	50,431
Phillips 66
3.90%, 03/15/28(b)	75	74,683
2.15%, 12/15/30	171	153,351
4.65%, 11/15/34	133	130,307
5.88%, 05/01/42	274	276,951
4.88%, 11/15/44	214	187,971
3.30%, 03/15/52	118	76,713
Phillips 66 Co.
4.95%, 12/01/27	70	71,116
3.15%, 12/15/29	65	62,394
5.25%, 06/15/31(b)	75	77,947
5.30%, 06/30/33	110	113,439
4.95%, 03/15/35(b)	100	99,373
4.68%, 02/15/45	50	42,292
4.90%, 10/01/46	67	58,394
5.65%, 06/15/54(b)	50	46,933
5.50%, 03/15/55(b)	75	69,083
Pioneer Natural Resources Co.
1.90%, 08/15/30	206	186,573
2.15%, 01/15/31	100	90,694
Plains All American Pipeline LP, 5.95%, 06/15/35	130	135,386
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29	171	166,123
3.80%, 09/15/30	100	97,068
4.70%, 01/15/31	135	135,761
5.70%, 09/15/34	100	103,123
5.60%, 01/15/36	120	121,388
5.15%, 06/01/42	50	45,667
4.70%, 06/15/44(b)	130	110,617
4.90%, 02/15/45(b)	100	87,465
Sabine Pass Liquefaction LLC
5.00%, 03/15/27	171	172,149
4.20%, 03/15/28	171	171,168
4.50%, 05/15/30	191	191,773
5.90%, 09/15/37	58	61,291
Shell Finance U.S., Inc.
3.88%, 11/13/28(a)	171	170,920
2.38%, 11/07/29	171	161,283
2.75%, 04/06/30	175	165,941
4.13%, 11/06/30	75	74,990
4.13%, 05/11/35	130	124,790
4.75%, 01/06/36(b)	75	74,889
6.38%, 12/15/38(a)	275	306,315
5.50%, 03/25/40(a)	75	76,746
5.13%, 10/15/41(a)	50	48,735
4.55%, 08/12/43	121	108,229
4.38%, 05/11/45	250	215,310
4.00%, 05/10/46	414	334,698
3.75%, 09/12/46	155	120,761
3.13%, 11/07/49(a)	162	109,002
3.25%, 04/06/50(b)	200	137,892
3.00%, 11/26/51(a)	100	64,140
Shell International Finance BV
4.13%, 05/11/35(b)	50	48,917

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Shell International Finance BV (continued)
2.88%, 11/26/41	$87	$ 64,348
3.63%, 08/21/42	50	40,207
4.38%, 05/11/45	100	86,684
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/27	100	100,915
5.03%, 10/01/29	100	101,438
5.58%, 10/01/34(b)	130	131,287
6.18%, 10/01/54	135	129,688
Spectra Energy Partners LP
5.95%, 09/25/43	100	100,819
4.50%, 03/15/45	140	118,071
Suncor Energy, Inc.
6.85%, 06/01/39	87	96,552
4.00%, 11/15/47	171	129,842
3.75%, 03/04/51(b)	129	91,803
Targa Resources Corp.
5.20%, 07/01/27	50	50,811
4.35%, 01/15/29	50	50,139
6.15%, 03/01/29	135	142,116
4.90%, 09/15/30	75	76,416
4.20%, 02/01/33	81	77,546
6.13%, 03/15/33	50	53,484
6.50%, 03/30/34	250	272,847
5.50%, 02/15/35	100	102,435
5.55%, 08/15/35(b)	100	102,351
5.65%, 02/15/36	75	77,040
5.40%, 07/30/36	175	175,201
4.95%, 04/15/52(b)	73	62,395
6.25%, 07/01/52	100	100,406
6.50%, 02/15/53	50	52,106
6.13%, 05/15/55	120	119,246
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28	171	171,043
6.88%, 01/15/29	71	71,846
5.50%, 03/01/30	104	105,602
4.88%, 02/01/31	104	104,636
4.00%, 01/15/32	104	99,236
TC PipeLines LP, 3.90%, 05/25/27	78	77,671
Tennessee Gas Pipeline Co. LLC, 7.00%, 10/15/28	100	107,348
TotalEnergies Capital International SA
3.46%, 02/19/29	100	98,463
2.83%, 01/10/30	50	47,874
3.46%, 07/12/49	87	62,122
3.13%, 05/29/50	271	180,634
3.39%, 06/29/60(b)	171	110,957
TotalEnergies Capital SA
3.88%, 10/11/28	300	300,393
5.15%, 04/05/34	625	648,849
4.72%, 09/10/34(b)	75	75,651
5.49%, 04/05/54	175	169,211
5.28%, 09/10/54	75	70,470
5.64%, 04/05/64	125	120,729
5.43%, 09/10/64	175	163,784
TransCanada PipeLines Ltd.
4.25%, 05/15/28	630	631,255
4.10%, 04/15/30	357	352,912
4.63%, 03/01/34	180	175,331
5.60%, 03/31/34(b)	87	90,380
5.85%, 03/15/36	50	52,163
6.20%, 10/15/37	70	74,571
7.25%, 08/15/38	87	99,649
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
TransCanada PipeLines Ltd. (continued)
7.63%, 01/15/39	$87	$ 103,178
6.10%, 06/01/40	50	52,532
5.00%, 10/16/43	50	47,054
4.88%, 05/15/48(b)	100	90,375
5.10%, 03/15/49	100	92,292
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28	130	129,892
3.25%, 05/15/30	50	47,902
5.10%, 03/15/36(a)	125	125,850
4.45%, 08/01/42	87	76,145
3.95%, 05/15/50	87	66,804
5.75%, 03/15/56(a)	30	29,684
Valero Energy Corp.
2.15%, 09/15/27(b)	191	184,966
4.35%, 06/01/28	131	131,719
4.00%, 04/01/29	100	99,152
5.15%, 02/15/30	50	51,456
2.80%, 12/01/31	50	45,563
6.63%, 06/15/37	75	82,585
4.90%, 03/15/45	87	77,508
3.65%, 12/01/51	175	121,137
4.00%, 06/01/52(b)	51	37,593
Valero Energy Partners LP, 4.50%, 03/15/28	87	87,592
Viper Energy Partners LLC
4.90%, 08/01/30(b)	50	50,574
5.70%, 08/01/35	110	112,258
Western Midstream Operating LP
4.50%, 03/01/28	25	25,099
4.75%, 08/15/28	75	75,884
4.05%, 02/01/30	120	117,562
4.80%, 03/01/31	50	49,979
6.15%, 04/01/33	200	211,773
5.45%, 11/15/34	50	50,358
5.50%, 12/15/35	30	29,840
5.45%, 04/01/44	200	182,212
5.30%, 03/01/48	50	43,112
5.25%, 02/01/50	100	85,605
Williams Cos., Inc.
3.75%, 06/15/27	130	129,479
5.30%, 08/15/28	200	205,890
4.90%, 03/15/29	150	153,126
4.80%, 11/15/29	25	25,477
4.63%, 06/30/30	90	90,881
3.50%, 11/15/30	200	191,857
2.60%, 03/15/31	211	192,626
4.65%, 08/15/32	250	250,368
5.65%, 03/15/33	100	105,169
5.15%, 03/15/34	150	152,514
5.60%, 03/15/35	150	155,997
5.30%, 09/30/35	100	101,719
6.30%, 04/15/40	87	93,719
5.40%, 03/04/44	171	163,928
5.75%, 06/24/44	75	74,522
4.90%, 01/15/45	50	44,747
5.10%, 09/15/45	155	142,252
4.85%, 03/01/48	87	76,206
3.50%, 10/15/51	75	52,115
5.30%, 08/15/52	130	119,909
5.80%, 11/15/54	100	98,790
6.00%, 03/15/55	25	25,412
Woodside Finance Ltd.
4.90%, 05/19/28	100	101,411
Master Portfolio Schedule of Investments

Schedule of Investments (continued)
December 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Woodside Finance Ltd. (continued)
5.40%, 05/19/30	$150	$ 154,026
5.70%, 05/19/32	50	52,028
5.10%, 09/12/34	150	148,200
6.00%, 05/19/35	150	156,217
5.70%, 09/12/54	100	93,857
		64,082,472
Passenger Airlines — 0.1%
American Airlines 2025-1 Class A Pass Through Trust, 4.90%, 05/11/38	150	148,790
American Airlines Pass-Through Trust
Series 2015-2, Class AA, 3.60%, 09/22/27(b)	55	54,456
Series 2016-2, Class AA, 3.20%, 06/15/28(b)	51	49,718
Series 2017-1, Class AA, 3.65%, 02/15/29	59	58,067
Series 2019-1, Class AA, 3.15%, 02/15/32(b)	120	113,395
Series 2021-1, Class A, 2.88%, 07/11/34	143	131,071
Delta Air Lines 2020-1 Class AA Pass Through Trust, Class AA, 2.00%, 12/10/29	34	32,048
Delta Air Lines, Inc.
4.95%, 07/10/28(b)	200	203,597
3.75%, 10/28/29	50	48,887
5.25%, 07/10/30	100	102,757
JetBlue Pass-Through Trust
Series 1A, 4.00%, 05/15/34	34	32,026
Series 2019-1, Class AA, 2.75%, 05/15/32	117	104,573
Southwest Airlines Co.
5.13%, 06/15/27	213	215,682
4.38%, 11/15/28	75	75,157
2.63%, 02/10/30	141	130,981
5.25%, 11/15/35	75	73,347
United Airlines Pass-Through Trust
Series 2016-1, Class AA, 3.10%, 07/07/28	50	48,979
Series 2019-1, Class AA, 4.15%, 08/25/31(b)	111	109,019
Series 2019-2, Class AA, 2.70%, 05/01/32	169	155,054
Series 2020-1, Class A, 5.88%, 10/15/27	104	107,045
Series 2023-1, Class A, 5.80%, 01/15/36	116	120,848
Series 2024-1, Class A, 5.88%, 02/15/37	24	24,726
Series 2024-1, Class AA, 5.45%, 02/15/37	72	74,446
		2,214,669
Personal Care Products — 0.2%
Colgate-Palmolive Co.
3.10%, 08/15/27	115	113,978
4.60%, 03/01/28	20	20,308
4.20%, 05/01/30	45	45,307
3.25%, 08/15/32	65	61,243
4.60%, 03/01/33(b)	20	20,427
4.00%, 08/15/45	50	42,302
3.70%, 08/01/47	130	102,536
Estee Lauder Cos., Inc.
3.15%, 03/15/27	171	169,553
4.38%, 05/15/28	50	50,484
2.38%, 12/01/29	69	64,585
2.60%, 04/15/30(b)	87	81,684
4.65%, 05/15/33	100	100,606
5.00%, 02/14/34(b)	25	25,374
4.38%, 06/15/45	50	42,112
4.15%, 03/15/47	87	69,897
3.13%, 12/01/49	119	78,910
5.15%, 05/15/53(b)	100	92,616
Haleon U.S. Capital LLC
3.38%, 03/24/27	290	287,873
Security	Par (000)	Value
Personal Care Products (continued)
Haleon U.S. Capital LLC (continued)
3.38%, 03/24/29	$265	$ 258,734
3.63%, 03/24/32	338	321,537
4.00%, 03/24/52(b)	250	196,302
Kenvue, Inc.
5.05%, 03/22/28	120	122,598
5.00%, 03/22/30(b)	90	92,816
4.85%, 05/22/32	50	51,129
4.90%, 03/22/33	160	163,265
5.10%, 03/22/43(b)	70	67,211
5.05%, 03/22/53(b)	185	168,588
5.20%, 03/22/63	105	95,232
Procter & Gamble Co.
2.80%, 03/25/27	75	74,079
2.85%, 08/11/27	87	86,066
3.95%, 01/26/28(b)	100	100,902
4.35%, 01/29/29	50	50,933
4.15%, 10/24/29(b)	50	50,686
3.00%, 03/25/30	171	164,870
4.05%, 05/01/30	75	75,370
1.20%, 10/29/30	275	242,087
1.95%, 04/23/31(b)	171	154,502
2.30%, 02/01/32(b)	100	91,325
4.10%, 11/03/32	50	49,705
4.05%, 01/26/33(b)	100	99,969
4.55%, 01/29/34	50	50,771
4.55%, 10/24/34(b)	50	50,604
4.60%, 05/01/35(b)	75	76,090
4.35%, 11/03/35	50	49,347
3.55%, 03/25/40	87	75,673
3.60%, 03/25/50	171	130,315
Unilever Capital Corp.
2.90%, 05/05/27	260	257,449
3.50%, 03/22/28	150	149,015
4.88%, 09/08/28	100	102,667
2.13%, 09/06/29	174	163,476
1.38%, 09/14/30	100	88,800
1.75%, 08/12/31(b)	174	153,415
5.00%, 12/08/33	100	103,521
4.63%, 08/12/34	200	201,400
Series 30Y, 2.63%, 08/12/51	100	61,686
		5,961,930
Pharmaceuticals — 1.3%
AbbVie, Inc.
4.80%, 03/15/27	225	227,357
4.65%, 03/15/28	150	152,515
4.25%, 11/14/28	427	431,731
4.80%, 03/15/29(b)	275	281,745
3.20%, 11/21/29	650	630,354
4.88%, 03/15/30	150	154,549
4.95%, 03/15/31	220	227,479
5.05%, 03/15/34	331	340,164
4.55%, 03/15/35	210	206,740
5.20%, 03/15/35	155	160,302
4.50%, 05/14/35	299	293,435
4.30%, 05/14/36	120	115,135
4.05%, 11/21/39	483	431,157
4.63%, 10/01/42	200	182,197
4.40%, 11/06/42	240	213,480
5.35%, 03/15/44	70	69,175
4.85%, 06/15/44	214	198,212
4.75%, 03/15/45	116	105,615

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
AbbVie, Inc. (continued)
4.70%, 05/14/45	$427	$ 386,148
4.45%, 05/14/46	214	186,005
4.88%, 11/14/48	171	155,691
4.25%, 11/21/49	650	535,311
5.40%, 03/15/54	330	320,817
5.60%, 03/15/55	85	85,152
5.50%, 03/15/64	135	131,063
Astrazeneca Finance LLC
4.80%, 02/26/27	100	101,116
4.88%, 03/03/28	100	102,154
1.75%, 05/28/28	149	142,386
4.85%, 02/26/29	250	256,679
4.90%, 03/03/30	50	51,629
4.90%, 02/26/31	100	103,498
2.25%, 05/28/31(b)	80	72,748
4.88%, 03/03/33	100	103,163
5.00%, 02/26/34(b)	200	206,893
AstraZeneca PLC
3.13%, 06/12/27	87	86,316
4.00%, 01/17/29	257	257,595
1.38%, 08/06/30	189	168,004
6.45%, 09/15/37	275	313,444
4.00%, 09/18/42	100	86,123
4.38%, 11/16/45	163	143,571
4.38%, 08/17/48	105	91,467
3.00%, 05/28/51	100	67,267
Becton Dickinson & Co.
3.70%, 06/06/27	279	277,834
4.69%, 02/13/28	95	96,257
4.87%, 02/08/29	100	101,986
5.08%, 06/07/29	50	51,324
2.82%, 05/20/30(b)	82	77,291
1.96%, 02/11/31	185	164,445
4.30%, 08/22/32	80	78,715
5.11%, 02/08/34	60	61,235
4.69%, 12/15/44(b)	107	94,789
4.67%, 06/06/47	212	184,588
3.79%, 05/20/50	67	50,107
Bristol-Myers Squibb Co.
1.13%, 11/13/27(b)	175	167,076
3.45%, 11/15/27	25	24,910
4.90%, 02/22/29	100	102,806
3.40%, 07/26/29	249	244,292
1.45%, 11/13/30	180	159,477
5.75%, 02/01/31	100	106,961
5.10%, 02/22/31	235	244,693
2.95%, 03/15/32(b)	230	213,036
5.90%, 11/15/33(b)	37	40,430
5.20%, 02/22/34(b)	305	317,065
4.13%, 06/15/39	287	260,539
2.35%, 11/13/40(b)	200	142,256
3.55%, 03/15/42	75	60,235
5.50%, 02/22/44(b)	30	30,058
4.63%, 05/15/44	250	224,876
5.00%, 08/15/45	170	160,265
4.35%, 11/15/47	140	118,398
4.55%, 02/20/48	135	116,792
4.25%, 10/26/49	450	367,676
2.55%, 11/13/50	200	118,269
3.70%, 03/15/52	257	188,832
5.55%, 02/22/54	380	373,188
3.90%, 03/15/62	121	87,724
Security	Par (000)	Value
Pharmaceuticals (continued)
Bristol-Myers Squibb Co. (continued)
5.65%, 02/22/64(b)	$50	$ 49,173
Cardinal Health, Inc.
3.41%, 06/15/27	125	124,093
5.13%, 02/15/29	25	25,729
5.00%, 11/15/29	85	87,297
4.50%, 09/15/30(b)	100	100,947
5.35%, 11/15/34	138	142,255
5.15%, 09/15/35(b)	50	50,813
4.60%, 03/15/43	50	43,855
4.90%, 09/15/45	200	180,268
4.37%, 06/15/47	87	71,991
5.75%, 11/15/54(b)	25	24,939
Cencora, Inc.
3.45%, 12/15/27	130	128,848
4.63%, 12/15/27	25	25,317
4.85%, 12/15/29	75	76,664
2.80%, 05/15/30	71	66,835
2.70%, 03/15/31	137	126,221
5.13%, 02/15/34	50	51,287
5.15%, 02/15/35(b)	100	102,206
4.25%, 03/01/45	87	73,605
4.30%, 12/15/47(b)	50	41,863
CVS Health Corp.
3.63%, 04/01/27	87	86,520
1.30%, 08/21/27	282	269,760
4.30%, 03/25/28	595	596,971
5.00%, 01/30/29	100	102,120
5.40%, 06/01/29(b)	125	129,462
3.25%, 08/15/29	191	184,378
5.13%, 02/21/30(b)	180	184,926
3.75%, 04/01/30	298	290,984
1.75%, 08/21/30	353	313,542
5.25%, 01/30/31(b)	75	77,500
1.88%, 02/28/31	212	186,008
5.55%, 06/01/31	125	130,821
2.13%, 09/15/31	129	113,322
5.00%, 09/15/32	75	76,550
5.25%, 02/21/33(b)	180	185,325
5.30%, 06/01/33	100	103,117
5.70%, 06/01/34	125	130,990
4.88%, 07/20/35	171	168,237
5.45%, 09/15/35	200	204,722
4.78%, 03/25/38	627	591,833
4.13%, 04/01/40	140	119,640
2.70%, 08/21/40	50	35,663
5.30%, 12/05/43	150	139,707
6.00%, 06/01/44	75	75,369
5.13%, 07/20/45	369	333,136
5.05%, 03/25/48	950	837,472
4.25%, 04/01/50	104	80,517
5.63%, 02/21/53	130	122,033
5.88%, 06/01/53	150	145,649
6.05%, 06/01/54	125	124,279
6.20%, 09/15/55	125	126,918
6.00%, 06/01/63	100	96,541
6.25%, 09/15/65(b)	65	65,131
Eli Lilly & Co.
4.50%, 02/09/27(b)	100	100,837
3.10%, 05/15/27	130	128,880
4.15%, 08/14/27	75	75,552
4.55%, 02/12/28	75	76,280
4.00%, 10/15/28	120	120,808
Master Portfolio Schedule of Investments

Schedule of Investments (continued)
December 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
Eli Lilly & Co. (continued)
4.50%, 02/09/29	$100	$ 101,886
3.38%, 03/15/29	171	168,435
4.20%, 08/14/29(b)	165	166,599
4.75%, 02/12/30	75	77,121
4.25%, 03/15/31(b)	125	125,927
4.90%, 02/12/32	75	77,526
4.55%, 10/15/32	105	106,454
4.70%, 02/27/33	75	76,569
4.70%, 02/09/34(b)	300	304,138
4.60%, 08/14/34	195	195,565
5.10%, 02/12/35	175	180,884
4.90%, 10/15/35	125	127,118
3.70%, 03/01/45	171	137,378
3.95%, 03/15/49	100	80,371
2.25%, 05/15/50	300	172,583
4.88%, 02/27/53	145	132,477
5.00%, 02/09/54	170	158,803
5.05%, 08/14/54	135	126,451
5.50%, 02/12/55	90	90,077
5.55%, 10/15/55	130	130,859
4.15%, 03/15/59	100	79,300
2.50%, 09/15/60	104	56,496
4.95%, 02/27/63	100	90,175
5.10%, 02/09/64	200	184,150
5.20%, 08/14/64	75	70,571
5.60%, 02/12/65	80	80,219
5.65%, 10/15/65	110	110,837
GlaxoSmithKline Capital PLC
4.32%, 03/12/27	50	50,361
3.38%, 06/01/29	171	167,774
GlaxoSmithKline Capital, Inc.
3.88%, 05/15/28	171	171,135
4.50%, 04/15/30	100	101,638
5.38%, 04/15/34(b)	87	91,916
4.88%, 04/15/35	150	151,522
6.38%, 05/15/38	200	224,302
4.20%, 03/18/43	104	90,931
Johnson & Johnson
4.50%, 03/01/27	75	75,768
2.95%, 03/03/27	250	248,152
0.95%, 09/01/27	175	167,567
2.90%, 01/15/28	171	168,718
4.55%, 03/01/28	60	61,133
4.80%, 06/01/29(b)	100	103,230
4.70%, 03/01/30(b)	125	128,806
1.30%, 09/01/30	200	178,355
4.90%, 06/01/31	100	104,411
4.85%, 03/01/32	75	77,807
4.38%, 12/05/33	87	88,228
4.95%, 06/01/34(b)	100	104,926
5.00%, 03/01/35(b)	135	140,547
3.55%, 03/01/36	330	303,537
3.63%, 03/03/37	87	79,062
5.95%, 08/15/37	200	222,717
3.40%, 01/15/38	150	131,818
2.10%, 09/01/40	300	211,458
4.50%, 09/01/40(b)	159	154,249
4.50%, 12/05/43	130	120,624
3.70%, 03/01/46	137	111,018
3.50%, 01/15/48	214	164,611
2.25%, 09/01/50(b)	100	58,957
5.25%, 06/01/54(b)	115	115,098
Security	Par (000)	Value
Pharmaceuticals (continued)
Johnson & Johnson (continued)
2.45%, 09/01/60	$107	$ 58,779
McKesson Corp.
3.95%, 02/16/28	100	99,981
4.25%, 09/15/29	25	25,139
4.65%, 05/30/30	75	76,302
4.95%, 05/30/32	75	77,081
5.25%, 05/30/35	125	129,070
Mead Johnson Nutrition Co., 4.60%, 06/01/44	87	77,006
Merck & Co., Inc.
1.70%, 06/10/27(b)	160	155,803
3.85%, 09/15/27(b)	100	100,379
4.05%, 05/17/28	45	45,324
1.90%, 12/10/28	165	156,478
3.40%, 03/07/29	500	492,033
3.85%, 03/15/29	45	44,985
4.30%, 05/17/30	80	80,804
1.45%, 06/24/30	257	229,811
4.15%, 09/15/30(b)	100	100,356
4.15%, 03/15/31	75	74,765
2.15%, 12/10/31(b)	300	267,085
4.55%, 09/15/32(b)	100	101,146
4.45%, 12/04/32(b)	135	135,188
4.50%, 05/17/33(b)	170	171,501
4.95%, 09/15/35	200	203,109
4.75%, 12/04/35	195	194,271
6.55%, 09/15/37	300	343,199
3.90%, 03/07/39	87	77,867
2.35%, 06/24/40	100	72,041
4.15%, 05/18/43	130	111,836
4.90%, 05/17/44	60	56,452
3.70%, 02/10/45	160	127,170
5.50%, 03/15/46	60	59,772
4.00%, 03/07/49	171	136,840
2.45%, 06/24/50	171	99,984
2.75%, 12/10/51	200	123,764
5.00%, 05/17/53	195	179,098
5.70%, 09/15/55	100	101,006
5.55%, 12/04/55	190	187,461
2.90%, 12/10/61	171	99,388
5.15%, 05/17/63	135	124,053
5.70%, 12/04/65	125	123,660
Merck Sharp & Dohme Corp., 5.75%, 11/15/36	130	139,718
Mylan, Inc.
4.55%, 04/15/28(b)	140	140,148
5.40%, 11/29/43	87	74,729
5.20%, 04/15/48	96	78,005
Novartis Capital Corp.
2.00%, 02/14/27	87	85,439
3.10%, 05/17/27	427	423,799
3.90%, 11/05/28	75	75,244
3.80%, 09/18/29	125	124,385
2.20%, 08/14/30	171	158,150
4.10%, 11/05/30	205	204,782
4.00%, 09/18/31	75	74,615
4.30%, 11/05/32	75	74,643
4.20%, 09/18/34(b)	145	141,747
4.60%, 11/05/35	105	104,029
3.70%, 09/21/42	100	82,965
4.40%, 05/06/44	214	190,920
5.20%, 11/05/45	40	39,058
4.00%, 11/20/45	130	108,753
2.75%, 08/14/50	190	121,587

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
Novartis Capital Corp. (continued)
4.70%, 09/18/54	$95	$ 84,687
5.30%, 11/05/55	40	38,721
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 05/19/28(b)	390	395,171
4.65%, 05/19/30	400	407,900
4.75%, 05/19/33	605	611,415
5.11%, 05/19/43	350	336,803
5.30%, 05/19/53	730	691,220
5.34%, 05/19/63	515	477,818
Pfizer, Inc.
3.88%, 11/15/27	70	70,230
3.60%, 09/15/28(b)	341	340,443
3.45%, 03/15/29	240	237,183
2.63%, 04/01/30	171	161,350
1.70%, 05/28/30	142	128,619
4.20%, 11/15/30(b)	120	120,556
1.75%, 08/18/31(b)	171	151,088
4.50%, 11/15/32	125	125,288
4.88%, 11/15/35	125	125,374
4.00%, 12/15/36(b)	137	128,495
4.10%, 09/15/38	171	156,928
3.90%, 03/15/39	87	76,831
7.20%, 03/15/39	284	338,562
2.55%, 05/28/40	86	63,133
5.60%, 09/15/40	100	103,704
4.30%, 06/15/43	87	75,955
4.40%, 05/15/44	137	121,998
4.13%, 12/15/46	227	187,266
4.20%, 09/15/48	87	71,599
4.00%, 03/15/49(b)	171	136,659
2.70%, 05/28/50(b)	240	149,595
5.60%, 11/15/55	50	49,548
5.70%, 11/15/65	50	49,158
Sanofi SA
3.75%, 11/03/27	50	50,123
3.63%, 06/19/28	141	140,706
3.80%, 11/03/28	50	50,039
4.20%, 11/03/32	100	99,847
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/28	200	204,668
2.05%, 03/31/30	200	182,744
5.30%, 07/05/34	200	206,331
3.03%, 07/09/40	200	153,089
5.65%, 07/05/44	200	201,284
3.18%, 07/09/50	200	133,382
3.38%, 07/09/60	250	160,015
Takeda U.S. Financing, Inc.
5.20%, 07/07/35	200	203,706
5.90%, 07/07/55	200	202,288
Utah Acquisition Sub, Inc., 5.25%, 06/15/46	87	71,457
Viatris, Inc.
2.30%, 06/22/27	171	166,103
2.70%, 06/22/30	200	182,815
3.85%, 06/22/40	171	131,267
4.00%, 06/22/50	200	133,193
Wyeth LLC
6.50%, 02/01/34	87	97,642
5.95%, 04/01/37	87	93,600
Zoetis, Inc.
3.00%, 09/12/27	25	24,641
4.15%, 08/17/28	50	50,269
Security	Par (000)	Value
Pharmaceuticals (continued)
Zoetis, Inc. (continued)
3.90%, 08/20/28(b)	$171	$ 170,895
2.00%, 05/15/30	71	64,956
5.00%, 08/17/35(b)	150	151,644
4.70%, 02/01/43	71	65,169
3.95%, 09/12/47	87	69,620
4.45%, 08/20/48	87	74,578
3.00%, 05/15/50(b)	71	47,030
		47,348,159
Real Estate Management & Development — 0.0%
CBRE Services, Inc.
4.80%, 06/15/30	100	101,385
2.50%, 04/01/31	107	97,051
4.90%, 01/15/33	50	50,240
5.95%, 08/15/34	25	26,711
5.50%, 06/15/35	50	51,617
Jones Lang LaSalle, Inc., 6.88%, 12/01/28	25	26,754
		353,758
Residential REITs — 0.1%
Essential Properties LP
2.95%, 07/15/31	41	37,427
5.40%, 12/01/35	25	25,046
NNN REIT, Inc.
3.50%, 10/15/27(b)	25	24,780
4.60%, 02/15/31	25	25,173
5.60%, 10/15/33	50	52,223
5.50%, 06/15/34	50	51,748
3.10%, 04/15/50	171	110,566
3.00%, 04/15/52	82	51,155
Realty Income Corp.
3.00%, 01/15/27	171	169,481
3.95%, 08/15/27	87	87,004
3.40%, 01/15/28	87	86,035
3.65%, 01/15/28	50	49,673
2.20%, 06/15/28	75	71,934
4.70%, 12/15/28(b)	40	40,771
3.95%, 02/01/29	50	49,827
4.75%, 02/15/29	50	50,903
3.25%, 06/15/29	48	46,647
4.00%, 07/15/29(b)	75	74,636
3.10%, 12/15/29	87	83,732
3.40%, 01/15/30(b)	87	84,550
3.25%, 01/15/31	116	110,435
2.70%, 02/15/32	50	45,140
5.63%, 10/13/32	90	95,395
2.85%, 12/15/32	100	89,697
4.50%, 02/01/33(b)	50	49,463
1.80%, 03/15/33	72	59,768
4.90%, 07/15/33	60	60,974
5.13%, 02/15/34	50	51,225
5.13%, 04/15/35	100	101,717
4.65%, 03/15/47	100	88,261
5.38%, 09/01/54	50	48,211
Store Capital LLC
4.63%, 03/15/29	75	74,724
5.40%, 04/30/30(a)	50	50,931
2.70%, 12/01/31	87	76,834
Tanger Properties LP, 3.88%, 07/15/27(b)	171	170,067
		2,446,153
Master Portfolio Schedule of Investments

Schedule of Investments (continued)
December 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail REITs — 0.1%
Simon Property Group LP
1.38%, 01/15/27(b)	$121	$ 117,879
3.38%, 06/15/27(b)	130	129,047
1.75%, 02/01/28	50	47,927
2.45%, 09/13/29	187	176,771
2.65%, 07/15/30	171	160,119
4.38%, 10/01/30	45	45,323
2.25%, 01/15/32(b)	121	106,727
2.65%, 02/01/32(b)	200	179,982
5.50%, 03/08/33	100	105,309
6.25%, 01/15/34	200	219,471
4.75%, 09/26/34	105	104,428
5.13%, 10/01/35	75	76,125
4.75%, 03/15/42	74	68,202
4.25%, 10/01/44(b)	87	73,354
4.25%, 11/30/46	87	72,565
3.25%, 09/13/49	114	78,526
3.80%, 07/15/50	50	37,559
5.85%, 03/08/53	100	101,546
6.65%, 01/15/54(b)	35	39,104
		1,939,964
Semiconductors & Semiconductor Equipment — 0.6%
Advanced Micro Devices, Inc.
4.32%, 03/24/28	50	50,528
3.92%, 06/01/32(b)	75	73,566
4.39%, 06/01/52(b)	85	71,916
Analog Devices, Inc.
3.45%, 06/15/27	25	24,863
4.25%, 06/15/28	75	75,618
1.70%, 10/01/28	130	122,708
4.50%, 06/15/30	50	50,678
2.10%, 10/01/31	125	111,036
5.05%, 04/01/34(b)	50	51,671
2.80%, 10/01/41	149	109,898
2.95%, 10/01/51	165	107,045
5.30%, 04/01/54	50	48,086
Applied Materials, Inc.
3.30%, 04/01/27	171	170,104
4.80%, 06/15/29	85	87,115
1.75%, 06/01/30	72	65,130
4.00%, 01/15/31	50	49,746
4.60%, 01/15/36	100	98,473
5.85%, 06/15/41	75	79,707
4.35%, 04/01/47	130	111,847
2.75%, 06/01/50(b)	87	55,792
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.50%, 01/15/28	87	86,256
Broadcom, Inc.
5.05%, 07/12/27(b)	150	152,675
1.95%, 02/15/28(b)	117	112,296
4.15%, 02/15/28	85	85,288
4.80%, 04/15/28	100	101,792
4.11%, 09/15/28(b)	150	150,412
4.00%, 04/15/29(a)	95	94,600
4.75%, 04/15/29	175	178,285
5.05%, 07/12/29	235	241,951
4.35%, 02/15/30	120	120,783
5.05%, 04/15/30	75	77,379
4.60%, 07/15/30	210	213,367
4.20%, 10/15/30(b)	70	69,947
4.15%, 11/15/30	200	199,180
Security	Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
Broadcom, Inc. (continued)
2.45%, 02/15/31	$300	$ 274,404
5.15%, 11/15/31	115	119,307
4.15%, 04/15/32(a)	108	105,607
5.20%, 04/15/32	75	77,811
4.90%, 07/15/32	175	178,675
4.30%, 11/15/32	231	227,863
2.60%, 02/15/33	275	242,170
3.42%, 04/15/33	302	279,551
3.47%, 04/15/34	569	518,839
4.80%, 10/15/34	210	210,404
5.20%, 07/15/35	325	332,984
3.14%, 11/15/35(a)	407	350,503
4.80%, 02/15/36	275	271,355
3.19%, 11/15/36(a)	350	296,832
4.93%, 05/15/37(a)	377	372,102
4.90%, 02/15/38	210	205,869
3.50%, 02/15/41	379	308,311
3.75%, 02/15/51	225	169,626
4.55%, 02/15/32	105	105,293
Intel Corp.
3.75%, 03/25/27	140	139,432
3.15%, 05/11/27(b)	200	197,549
3.75%, 08/05/27	150	149,135
4.88%, 02/10/28	190	192,669
1.60%, 08/12/28	88	82,578
4.00%, 08/05/29	100	98,952
2.45%, 11/15/29	171	159,575
5.13%, 02/10/30	110	112,759
3.90%, 03/25/30	300	294,083
5.00%, 02/21/31	45	46,005
2.00%, 08/12/31	87	76,295
4.15%, 08/05/32	200	192,849
4.00%, 12/15/32	100	95,341
5.20%, 02/10/33(b)	260	264,910
5.15%, 02/21/34(b)	160	162,012
4.60%, 03/25/40(b)	100	89,187
2.80%, 08/12/41	63	44,003
5.63%, 02/10/43	45	43,221
4.90%, 07/29/45	100	86,242
4.10%, 05/19/46	227	174,017
4.10%, 05/11/47	87	65,766
3.73%, 12/08/47	240	170,782
3.25%, 11/15/49	300	191,653
4.75%, 03/25/50	250	204,025
3.05%, 08/12/51(b)	220	135,285
4.90%, 08/05/52	300	248,510
5.70%, 02/10/53	205	190,846
5.60%, 02/21/54	130	120,016
3.10%, 02/15/60	162	90,508
4.95%, 03/25/60	121	98,494
3.20%, 08/12/61	63	35,932
5.05%, 08/05/62	100	81,216
5.90%, 02/10/63	185	172,994
KLA Corp.
4.10%, 03/15/29	87	87,198
4.65%, 07/15/32(b)	50	50,729
4.70%, 02/01/34	50	50,254
5.00%, 03/15/49	50	46,028
3.30%, 03/01/50	184	127,733
4.95%, 07/15/52(b)	165	149,732

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
KLA Corp. (continued)
5.25%, 07/15/62(b)	$75	$ 69,612
Lam Research Corp.
4.00%, 03/15/29(b)	75	75,020
1.90%, 06/15/30	141	128,315
4.88%, 03/15/49	171	156,378
2.88%, 06/15/50	76	49,298
Marvell Technology, Inc.
2.45%, 04/15/28	371	357,295
4.75%, 07/15/30	50	50,653
2.95%, 04/15/31	82	75,947
5.45%, 07/15/35	50	51,516
Microchip Technology, Inc.
4.90%, 03/15/28	75	76,031
5.05%, 03/15/29	50	50,978
5.05%, 02/15/30	150	153,058
Micron Technology, Inc.
5.33%, 02/06/29	87	89,705
4.66%, 02/15/30	130	131,482
5.30%, 01/15/31	110	113,940
2.70%, 04/15/32	120	107,624
5.88%, 02/09/33	50	53,182
5.88%, 09/15/33	60	63,720
5.80%, 01/15/35	25	26,346
6.05%, 11/01/35	150	160,035
3.37%, 11/01/41	87	66,685
3.48%, 11/01/51(b)	87	61,126
NVIDIA Corp.
1.55%, 06/15/28	125	118,827
2.85%, 04/01/30	114	108,903
2.00%, 06/15/31	121	108,912
3.50%, 04/01/40	122	103,086
3.50%, 04/01/50	257	190,192
3.70%, 04/01/60	52	37,976
NXP BV/NXP Funding LLC/NXP USA, Inc.
4.40%, 06/01/27	90	90,406
4.30%, 08/19/28	40	40,148
4.30%, 06/18/29(b)	171	171,147
3.40%, 05/01/30	80	77,096
2.50%, 05/11/31	149	134,756
2.65%, 02/15/32	67	60,098
4.85%, 08/19/32	25	25,132
5.00%, 01/15/33	112	113,745
5.25%, 08/19/35	75	76,108
3.25%, 05/11/41	87	65,983
3.13%, 02/15/42	87	63,460
3.25%, 11/30/51(b)	75	49,535
Qorvo, Inc., 4.38%, 10/15/29	96	94,599
QUALCOMM, Inc.
3.25%, 05/20/27	162	161,104
1.30%, 05/20/28	184	173,603
2.15%, 05/20/30	105	96,694
4.50%, 05/20/30(b)	50	50,826
1.65%, 05/20/32(b)	142	121,191
4.25%, 05/20/32	52	51,935
4.75%, 05/20/32	50	51,072
5.40%, 05/20/33	100	105,893
4.65%, 05/20/35(b)	87	87,360
5.00%, 05/20/35(b)	50	50,771
4.80%, 05/20/45	180	164,711
4.30%, 05/20/47	182	152,812
3.25%, 05/20/50(b)	240	165,775
Security	Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
QUALCOMM, Inc. (continued)
4.50%, 05/20/52	$133	$ 112,665
6.00%, 05/20/53(b)	100	105,248
Skyworks Solutions, Inc., 3.00%, 06/01/31(b)	67	60,724
Texas Instruments, Inc.
4.60%, 02/08/27	25	25,213
2.90%, 11/03/27(b)	75	74,225
4.60%, 02/15/28	35	35,548
4.60%, 02/08/29	25	25,539
2.25%, 09/04/29	118	111,166
1.75%, 05/04/30	75	68,273
4.50%, 05/23/30	50	50,796
1.90%, 09/15/31	98	86,955
3.65%, 08/16/32	50	48,018
4.90%, 03/14/33	30	30,949
4.85%, 02/08/34	25	25,634
5.10%, 05/23/35(b)	50	51,453
3.88%, 03/15/39	171	152,596
4.15%, 05/15/48	171	140,836
4.10%, 08/16/52	25	19,894
5.00%, 03/14/53	80	73,375
5.15%, 02/08/54(b)	175	164,913
5.05%, 05/18/63	170	151,961
TSMC Arizona Corp.
2.50%, 10/25/31	390	355,376
4.25%, 04/22/32	200	200,086
3.13%, 10/25/41	200	161,534
4.50%, 04/22/52(b)	200	187,710
Xilinx, Inc., 2.38%, 06/01/30	240	223,046
		21,241,294
Software — 0.5%
Adobe, Inc., 4.75%, 01/17/28(b)	100	101,982
AppLovin Corp.
5.13%, 12/01/29	100	102,573
5.38%, 12/01/31	35	36,294
5.50%, 12/01/34	70	71,922
5.95%, 12/01/54	150	148,560
Atlassian Corp.
5.25%, 05/15/29	25	25,694
5.50%, 05/15/34	25	25,871
Autodesk, Inc.
3.50%, 06/15/27	50	49,678
2.85%, 01/15/30	74	70,023
2.40%, 12/15/31	133	118,232
5.30%, 06/15/35	50	51,271
Cadence Design Systems, Inc.
4.20%, 09/10/27	35	35,190
4.30%, 09/10/29	100	100,512
4.70%, 09/10/34	100	99,965
Concentrix Corp.(b)
6.60%, 08/02/28	75	77,355
6.85%, 08/02/33	50	50,879
Electronic Arts, Inc.
1.85%, 02/15/31	72	69,204
2.95%, 02/15/51	69	63,646
Intuit, Inc.
1.35%, 07/15/27(b)	142	137,149
5.13%, 09/15/28	75	77,361
1.65%, 07/15/30	169	151,809
5.20%, 09/15/33	75	78,409
5.50%, 09/15/53(b)	175	172,363
Master Portfolio Schedule of Investments

Schedule of Investments (continued)
December 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
Microsoft Corp.
3.30%, 02/06/27	$766	$ 763,035
3.40%, 06/15/27	171	170,572
1.35%, 09/15/30	69	61,837
3.50%, 02/12/35	200	188,487
3.45%, 08/08/36	254	231,957
4.10%, 02/06/37	100	96,879
3.70%, 08/08/46	171	136,782
4.25%, 02/06/47	100	88,404
2.53%, 06/01/50	750	457,912
2.50%, 09/15/50	140	84,800
2.92%, 03/17/52	750	491,278
4.50%, 02/06/57(b)	341	302,030
2.68%, 06/01/60	692	398,500
3.04%, 03/17/62	292	181,896
MSCI, Inc.
5.25%, 09/01/35(b)	125	125,825
5.15%, 03/15/36	50	49,634
Oracle Corp.
2.80%, 04/01/27	257	251,901
3.25%, 11/15/27	230	225,002
2.30%, 03/25/28	262	249,842
4.50%, 05/06/28	65	64,987
4.80%, 08/03/28	187	187,931
4.20%, 09/27/29	200	196,011
6.15%, 11/09/29	70	73,080
2.95%, 04/01/30	500	461,584
4.65%, 05/06/30	65	64,431
3.25%, 05/15/30	163	151,736
2.88%, 03/25/31	367	329,783
5.25%, 02/03/32	130	129,982
6.25%, 11/09/32	200	208,482
4.90%, 02/06/33	100	96,239
4.30%, 07/08/34	384	347,240
4.70%, 09/27/34	325	301,367
3.90%, 05/15/35	137	118,069
5.50%, 08/03/35	225	220,474
3.85%, 07/15/36	130	108,575
3.80%, 11/15/37	130	104,954
6.50%, 04/15/38	200	203,894
6.13%, 07/08/39	87	85,287
3.60%, 04/01/40	316	234,358
5.38%, 07/15/40	271	242,629
3.65%, 03/25/41	285	207,913
4.50%, 07/08/44	87	66,597
4.13%, 05/15/45	200	143,906
4.00%, 07/15/46	384	266,185
4.00%, 11/15/47	257	176,480
3.60%, 04/01/50	500	311,455
3.95%, 03/25/51	346	227,654
6.90%, 11/09/52	250	247,031
5.55%, 02/06/53	290	240,665
5.38%, 09/27/54	200	161,755
4.38%, 05/15/55	164	113,263
6.00%, 08/03/55	225	198,402
3.85%, 04/01/60	359	219,366
4.10%, 03/25/61	200	128,829
5.50%, 09/27/64	175	139,660
6.13%, 08/03/65	150	132,839
Roper Technologies, Inc.
1.40%, 09/15/27	65	62,234
4.20%, 09/15/28	100	100,279
Security	Par (000)	Value
Software (continued)
Roper Technologies, Inc. (continued)
4.25%, 09/15/28	$30	$ 30,106
2.95%, 09/15/29	76	72,663
4.50%, 10/15/29	75	75,708
2.00%, 06/30/30(b)	92	83,228
4.45%, 09/15/30	50	50,230
1.75%, 02/15/31	86	75,438
4.75%, 02/15/32	50	50,543
4.90%, 10/15/34	100	99,782
5.10%, 09/15/35(b)	155	156,179
Salesforce, Inc.
3.70%, 04/11/28	341	340,950
1.50%, 07/15/28(b)	60	56,847
1.95%, 07/15/31	156	138,725
2.70%, 07/15/41	156	113,157
2.90%, 07/15/51(b)	287	181,621
3.05%, 07/15/61(b)	150	90,540
ServiceNow, Inc., 1.40%, 09/01/30	140	123,343
Synopsys, Inc.
4.55%, 04/01/27	150	151,063
4.65%, 04/01/28	75	76,011
4.85%, 04/01/30	270	275,765
5.00%, 04/01/32	150	153,167
5.15%, 04/01/35	300	304,904
5.70%, 04/01/55	275	272,797
Take-Two Interactive Software, Inc.
3.70%, 04/14/27	65	64,736
4.95%, 03/28/28	140	142,712
5.40%, 06/12/29	25	25,864
4.00%, 04/14/32(b)	76	73,657
5.60%, 06/12/34	25	26,092
VMware LLC
3.90%, 08/21/27	250	250,094
1.80%, 08/15/28	75	70,922
4.70%, 05/15/30	141	143,241
2.20%, 08/15/31(b)	200	177,711
Workday, Inc.
3.50%, 04/01/27	81	80,511
3.70%, 04/01/29	61	60,131
3.80%, 04/01/32	139	133,005
		17,769,564
Specialty Retail — 0.1%
AutoZone, Inc.
3.75%, 06/01/27	75	74,673
4.50%, 02/01/28	145	146,323
6.25%, 11/01/28	25	26,417
3.75%, 04/18/29	171	168,456
5.10%, 07/15/29	50	51,436
4.00%, 04/15/30	100	98,885
5.13%, 06/15/30	25	25,783
4.75%, 08/01/32(b)	100	100,855
4.75%, 02/01/33	150	150,320
5.20%, 08/01/33	25	25,654
6.55%, 11/01/33	25	27,784
5.40%, 07/15/34(b)	50	51,761
Dick’s Sporting Goods, Inc.
4.00%, 10/01/29(a)	50	49,033
3.15%, 01/15/32(b)	100	91,916
4.10%, 01/15/52(b)	70	51,146
Genuine Parts Co.
6.50%, 11/01/28	25	26,356
4.95%, 08/15/29	75	76,252

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Specialty Retail (continued)
Genuine Parts Co. (continued)
1.88%, 11/01/30	$50	$ 43,930
2.75%, 02/01/32	75	66,343
6.88%, 11/01/33(b)	25	27,780
O’Reilly Automotive, Inc.
3.60%, 09/01/27	100	99,411
4.35%, 06/01/28(b)	171	172,421
3.90%, 06/01/29	171	169,389
1.75%, 03/15/31	78	68,363
4.70%, 06/15/32	100	100,867
5.00%, 08/19/34	50	50,363
Ross Stores, Inc., 1.88%, 04/15/31	71	62,535
TJX Cos., Inc., 4.50%, 04/15/50	87	75,160
Tractor Supply Co.
1.75%, 11/01/30	69	61,112
5.25%, 05/15/33(b)	20	20,682
		2,261,406
Technology Hardware, Storage & Peripherals — 0.4%
Adobe, Inc.
2.15%, 02/01/27	219	215,347
4.85%, 04/04/27	85	86,144
4.80%, 04/04/29	50	51,275
4.95%, 01/17/30	100	103,553
2.30%, 02/01/30	206	192,878
4.95%, 04/04/34(b)	50	51,668
Apple, Inc.
3.35%, 02/09/27	341	339,909
3.20%, 05/11/27	257	255,591
3.00%, 06/20/27	25	24,786
2.90%, 09/12/27	221	218,289
3.00%, 11/13/27(b)	171	169,278
1.20%, 02/08/28	450	428,003
4.00%, 05/10/28(b)	1,080	1,088,208
4.00%, 05/12/28	100	100,838
1.40%, 08/05/28	470	444,076
3.25%, 08/08/29	200	196,406
2.20%, 09/11/29(b)	212	199,966
4.15%, 05/10/30	80	80,904
1.65%, 05/11/30	240	218,230
4.20%, 05/12/30	100	101,163
1.25%, 08/20/30	150	133,088
1.65%, 02/08/31	427	380,831
1.70%, 08/05/31	70	62,003
4.50%, 05/12/32(b)	100	102,252
3.35%, 08/08/32	200	191,498
4.30%, 05/10/33(b)	580	587,589
4.75%, 05/12/35	100	102,474
4.50%, 02/23/36(b)	87	87,807
2.38%, 02/08/41	200	144,253
3.85%, 05/04/43	300	253,400
4.45%, 05/06/44(b)	87	80,055
3.45%, 02/09/45	231	179,126
4.38%, 05/13/45	237	211,279
4.65%, 02/23/46	438	402,123
3.85%, 08/04/46	230	186,370
4.25%, 02/09/47	87	74,631
3.75%, 09/12/47	300	236,980
3.75%, 11/13/47	214	169,443
2.95%, 09/11/49(b)	214	143,001
2.65%, 05/11/50(b)	206	128,778
Security	Par (000)	Value
Technology Hardware, Storage & Peripherals (continued)
Apple, Inc. (continued)
2.40%, 08/20/50	$177	$ 105,005
2.65%, 02/08/51	414	255,923
2.70%, 08/05/51	200	124,482
3.95%, 08/08/52	150	118,983
4.85%, 05/10/53	150	141,800
2.55%, 08/20/60	171	94,910
2.80%, 02/08/61	177	103,858
2.85%, 08/05/61	170	100,346
4.10%, 08/08/62	150	117,910
Dell International LLC/EMC Corp.
6.10%, 07/15/27	25	25,683
5.25%, 02/01/28	200	204,506
4.75%, 04/01/28	30	30,427
4.15%, 02/15/29	100	99,892
5.30%, 10/01/29	214	220,825
4.35%, 02/01/30	150	150,081
5.00%, 04/01/30(b)	40	40,991
6.20%, 07/15/30	120	128,193
4.50%, 02/15/31	100	99,857
5.30%, 04/01/32	275	282,843
4.75%, 10/06/32	100	99,869
5.75%, 02/01/33	60	63,216
5.40%, 04/15/34	150	154,039
4.85%, 02/01/35(b)	75	74,000
5.50%, 04/01/35(b)	175	180,316
5.10%, 02/15/36	100	98,756
8.10%, 07/15/36(b)	69	83,609
3.38%, 12/15/41	171	130,035
8.35%, 07/15/46(b)	76	96,408
3.45%, 12/15/51(b)	102	69,460
Dell, Inc.
7.10%, 04/15/28	71	75,402
6.50%, 04/15/38(b)	71	76,176
Hewlett Packard Enterprise Co.
4.05%, 09/15/27	100	100,012
4.40%, 09/25/27	150	150,723
5.25%, 07/01/28	220	225,540
4.15%, 09/15/28	100	100,088
4.55%, 10/15/29	225	226,293
4.40%, 10/15/30	100	99,694
4.85%, 10/15/31	175	176,754
5.00%, 10/15/34	250	247,804
6.20%, 10/15/35(b)	87	94,016
6.35%, 10/15/45(b)	130	133,274
5.60%, 10/15/54	200	185,300
HP, Inc.
3.00%, 06/17/27	125	123,066
4.75%, 01/15/28	50	50,546
4.00%, 04/15/29	115	113,782
5.40%, 04/25/30(b)	25	25,906
3.40%, 06/17/30	50	47,870
2.65%, 06/17/31	171	154,187
4.20%, 04/15/32	100	97,045
5.50%, 01/15/33(b)	150	154,737
6.10%, 04/25/35(b)	25	26,407
6.00%, 09/15/41(b)	162	163,491
NetApp, Inc.
2.38%, 06/22/27	200	195,524
2.70%, 06/22/30	50	46,571
5.70%, 03/17/35(b)	80	83,724
Master Portfolio Schedule of Investments

Schedule of Investments (continued)
December 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Technology Hardware, Storage & Peripherals (continued)
Teledyne FLIR LLC, 2.50%, 08/01/30(b)	$50	$ 46,245
Western Digital Corp.
2.85%, 02/01/29	74	70,825
3.10%, 02/01/32(b)	80	73,766
		15,284,484
Textiles, Apparel & Luxury Goods — 0.0%
NIKE, Inc.
2.75%, 03/27/27	341	337,161
2.85%, 03/27/30	171	163,102
3.25%, 03/27/40	171	138,791
3.88%, 11/01/45	87	70,063
3.38%, 11/01/46	257	190,423
3.38%, 03/27/50(b)	100	71,408
PVH Corp., 5.50%, 06/13/30	50	50,821
Ralph Lauren Corp., 2.95%, 06/15/30	150	142,677
Tapestry, Inc.
3.05%, 03/15/32(b)	50	45,567
5.50%, 03/11/35	100	102,238
		1,312,251
Tobacco — 0.3%
Altria Group, Inc.
4.88%, 02/04/28(b)	50	50,824
6.20%, 11/01/28	25	26,402
4.80%, 02/14/29	245	249,187
3.40%, 05/06/30	126	121,304
4.50%, 08/06/30(b)	50	50,399
2.45%, 02/04/32	208	183,931
5.63%, 02/06/35(b)	70	72,778
5.25%, 08/06/35	75	75,932
5.80%, 02/14/39	257	264,875
3.40%, 02/04/41(b)	171	132,224
4.25%, 08/09/42	100	83,444
4.50%, 05/02/43(b)	71	60,568
5.38%, 01/31/44(b)	226	218,296
3.88%, 09/16/46	150	112,733
5.95%, 02/14/49(b)	300	299,937
4.45%, 05/06/50	114	91,377
3.70%, 02/04/51	155	109,531
4.00%, 02/04/61(b)	121	87,701
BAT Capital Corp.
4.70%, 04/02/27	87	87,601
3.56%, 08/15/27	333	330,439
2.26%, 03/25/28	204	196,303
3.46%, 09/06/29	87	84,756
4.91%, 04/02/30(b)	104	106,226
6.34%, 08/02/30	100	108,157
5.83%, 02/20/31	25	26,523
2.73%, 03/25/31(b)	200	184,396
4.74%, 03/16/32	146	147,332
5.35%, 08/15/32	75	77,925
7.75%, 10/19/32	40	46,722
4.63%, 03/22/33(b)	110	109,372
6.42%, 08/02/33(b)	90	99,309
6.00%, 02/20/34	200	214,142
5.63%, 08/15/35	125	130,204
4.39%, 08/15/37	384	353,726
3.73%, 09/25/40	50	40,449
7.08%, 08/02/43	50	56,161
4.54%, 08/15/47	254	210,700
4.76%, 09/06/49	100	84,491
5.28%, 04/02/50	87	78,453
Security	Par (000)	Value
Tobacco (continued)
BAT Capital Corp. (continued)
5.65%, 03/16/52	$96	$ 90,746
7.08%, 08/02/53	125	141,721
6.25%, 08/15/55	75	77,339
BAT International Finance PLC
4.45%, 03/16/28	96	96,746
5.93%, 02/02/29	200	209,866
Philip Morris International, Inc.
4.75%, 02/12/27	75	75,727
3.13%, 08/17/27(b)	171	169,172
4.38%, 11/01/27	75	75,658
5.13%, 11/17/27	200	204,324
4.88%, 02/15/28	175	178,359
3.13%, 03/02/28	100	98,374
4.13%, 04/28/28	65	65,289
5.25%, 09/07/28	25	25,811
3.88%, 10/27/28	60	59,927
4.88%, 02/13/29	75	76,770
3.38%, 08/15/29	100	97,555
4.63%, 11/01/29	75	76,273
5.63%, 11/17/29	155	162,948
5.13%, 02/15/30	300	310,103
4.38%, 04/30/30	50	50,308
2.10%, 05/01/30	100	91,602
5.50%, 09/07/30	25	26,287
4.00%, 10/29/30	75	74,319
1.75%, 11/01/30	91	81,073
5.13%, 02/13/31	75	77,715
4.75%, 11/01/31(b)	75	76,579
4.25%, 10/29/32(b)	75	73,804
5.75%, 11/17/32	170	181,685
5.38%, 02/15/33	300	313,706
5.63%, 09/07/33	25	26,517
5.25%, 02/13/34	275	284,243
4.90%, 11/01/34	75	75,600
4.88%, 04/30/35(b)	40	40,130
4.63%, 10/29/35	125	122,285
6.38%, 05/16/38	220	245,166
4.38%, 11/15/41	150	133,560
4.50%, 03/20/42	150	134,076
3.88%, 08/21/42	62	51,095
4.13%, 03/04/43	79	66,906
4.88%, 11/15/43	137	126,342
4.25%, 11/10/44	65	55,286
Reynolds American, Inc.
5.70%, 08/15/35	82	85,530
6.15%, 09/15/43	53	54,376
5.85%, 08/15/45	300	295,151
		10,200,879
Transportation Infrastructure — 0.1%
FedEx Corp.
3.10%, 08/05/29	100	96,095
4.25%, 05/15/30(b)	141	141,661
2.40%, 05/15/31(b)	109	98,896
4.90%, 01/15/34	100	99,888
3.90%, 02/01/35	67	61,670
3.25%, 05/15/41	147	110,385
3.88%, 08/01/42	50	39,580
4.75%, 11/15/45	114	98,616
4.55%, 04/01/46	230	189,219
4.40%, 01/15/47	87	67,379
4.05%, 02/15/48	87	66,568

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation Infrastructure (continued)
FedEx Corp. (continued)
4.95%, 10/17/48(b)	$51	$ 44,550
5.25%, 05/15/50(b)	175	161,236
GXO Logistics, Inc.
6.25%, 05/06/29	25	26,329
2.65%, 07/15/31	87	78,258
6.50%, 05/06/34(b)	25	27,006
Ryder System, Inc.
2.85%, 03/01/27(b)	57	56,259
5.30%, 03/15/27	40	40,572
4.30%, 06/15/27	60	60,223
5.65%, 03/01/28	50	51,583
5.25%, 06/01/28	40	41,061
6.30%, 12/01/28	50	52,918
5.38%, 03/15/29	50	51,749
4.90%, 12/01/29	100	102,074
5.00%, 03/15/30	50	51,193
4.85%, 06/15/30(b)	50	51,009
6.60%, 12/01/33(b)	45	50,160
United Parcel Service, Inc.
3.05%, 11/15/27	87	85,997
3.40%, 03/15/29	100	98,497
4.45%, 04/01/30(b)	100	101,786
4.65%, 10/15/30(b)	50	51,179
4.88%, 03/03/33	60	61,797
5.15%, 05/22/34(b)	75	77,879
5.25%, 05/14/35(b)	145	150,275
6.20%, 01/15/38	174	191,709
5.20%, 04/01/40(b)	171	172,180
4.88%, 11/15/40	50	48,078
3.63%, 10/01/42(b)	87	69,613
3.40%, 11/15/46	78	57,725
3.75%, 11/15/47	137	105,941
4.25%, 03/15/49	100	82,343
3.40%, 09/01/49	75	53,216
5.30%, 04/01/50(b)	171	163,617
5.05%, 03/03/53(b)	160	146,693
5.50%, 05/22/54(b)	125	121,488
5.95%, 05/14/55	130	134,189
5.60%, 05/22/64	75	72,379
6.05%, 05/14/65	75	77,490
		4,140,208
Utilities — 0.0%
American Water Capital Corp., 4.30%, 12/01/42	50	43,515
Essential Utilities, Inc., 4.28%, 05/01/49	60	48,477
		91,992
Water Utilities — 0.1%
American Water Capital Corp.
2.95%, 09/01/27	87	85,653
3.75%, 09/01/28	257	255,869
3.45%, 06/01/29	87	85,277
2.80%, 05/01/30	100	94,793
2.30%, 06/01/31(b)	155	139,995
4.45%, 06/01/32	90	90,049
5.15%, 03/01/34	50	51,480
5.25%, 03/01/35(b)	100	103,087
4.30%, 09/01/45	87	74,284
3.75%, 09/01/47	87	66,885
4.20%, 09/01/48	80	65,181
4.15%, 06/01/49	87	70,208
3.45%, 05/01/50(b)	50	35,602
Security	Par (000)	Value
Water Utilities (continued)
American Water Capital Corp. (continued)
3.25%, 06/01/51	$155	$ 104,765
5.45%, 03/01/54	50	48,477
5.70%, 09/01/55(b)	110	110,144
Essential Utilities, Inc.
4.80%, 08/15/27	250	252,987
2.40%, 05/01/31	171	154,771
5.38%, 01/15/34	25	25,804
5.25%, 08/15/35	25	25,501
3.35%, 04/15/50	121	83,182
5.30%, 05/01/52	61	57,063
		2,081,057
Wireless Telecommunication Services — 0.4%
America Movil SAB de C.V.
3.63%, 04/22/29	244	238,605
6.38%, 03/01/35	100	110,031
6.13%, 03/30/40	300	319,593
4.38%, 07/16/42	229	199,587
4.38%, 04/22/49(b)	200	167,812
America Movil SAB de CV, 4.70%, 07/21/32	200	200,250
AT&T, Inc.
3.30%, 02/01/52	120	78,108
3.50%, 02/01/61	100	63,779
Orange SA
9.00%, 03/01/31	437	525,853
5.38%, 01/13/42	100	97,952
5.50%, 02/06/44	50	49,265
Rogers Communications, Inc.
3.20%, 03/15/27	73	72,267
5.00%, 02/15/29	50	50,948
3.80%, 03/15/32	183	172,417
5.30%, 02/15/34	500	503,801
7.50%, 08/15/38	100	115,307
4.50%, 03/15/42	59	50,429
5.45%, 10/01/43	75	70,694
5.00%, 03/15/44(b)	87	77,576
4.30%, 02/15/48	114	90,251
4.35%, 05/01/49	50	39,539
3.70%, 11/15/49	35	24,960
4.55%, 03/15/52	240	190,986
T-Mobile USA, Inc.
3.75%, 04/15/27	500	498,429
4.75%, 02/01/28	125	125,049
2.05%, 02/15/28	212	203,509
4.95%, 03/15/28	85	86,576
4.80%, 07/15/28	80	81,452
4.85%, 01/15/29	65	66,391
2.63%, 02/15/29	100	95,449
2.40%, 03/15/29	75	71,038
3.38%, 04/15/29	250	243,655
4.20%, 10/01/29	75	75,116
3.88%, 04/15/30	850	835,869
2.55%, 02/15/31	259	236,618
2.88%, 02/15/31	100	92,817
3.50%, 04/15/31	325	310,720
2.25%, 11/15/31	59	52,256
2.70%, 03/15/32	130	116,873
5.13%, 05/15/32	210	216,105
4.63%, 01/15/33	80	79,524
5.20%, 01/15/33(b)	200	206,429
5.05%, 07/15/33	275	280,624
5.75%, 01/15/34	315	333,716
Master Portfolio Schedule of Investments

Schedule of Investments (continued)
December 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Wireless Telecommunication Services (continued)
T-Mobile USA, Inc. (continued)
5.15%, 04/15/34	$60	$ 61,333
4.70%, 01/15/35	100	98,249
5.30%, 05/15/35(b)	200	205,063
4.95%, 11/15/35(b)	100	99,420
4.38%, 04/15/40	239	214,395
3.00%, 02/15/41	241	179,581
4.50%, 04/15/50	295	242,979
3.30%, 02/15/51	300	200,543
3.40%, 10/15/52	341	229,203
5.65%, 01/15/53	200	193,341
5.75%, 01/15/54	230	225,663
6.00%, 06/15/54	100	101,679
5.50%, 01/15/55	50	47,355
5.25%, 06/15/55	200	182,194
5.88%, 11/15/55	200	199,787
5.70%, 01/15/56(b)	150	146,344
3.60%, 11/15/60	224	148,817
5.80%, 09/15/62	100	98,426
Verizon Communications, Inc.
4.75%, 01/15/33	155	154,879
5.00%, 01/15/36	365	361,901
5.25%, 03/16/37	150	150,986
5.75%, 11/30/45	225	223,393
4.52%, 09/15/48	150	125,498
5.88%, 11/30/55(b)	365	360,620
6.00%, 11/30/65	265	261,542
Vodafone Group PLC
7.88%, 02/15/30	74	84,242
6.15%, 02/27/37	31	33,681
5.00%, 05/30/38	100	98,258
4.38%, 02/19/43	50	42,715
5.25%, 05/30/48	150	138,460
4.88%, 06/19/49	150	130,289
4.25%, 09/17/50	102	79,824
5.63%, 02/10/53(b)	150	143,609
5.75%, 06/28/54	200	194,265
5.75%, 02/10/63	150	142,546
5.88%, 06/28/64	125	120,962
		13,540,267
Total Corporate Bonds — 24.2% (Cost: $954,339,459)		911,124,754
Foreign Agency Obligations
Canada — 0.3%
Canada Government International Bonds
3.75%, 04/26/28(b)	300	301,300
4.63%, 04/30/29	400	412,407
4.00%, 03/18/30	530	535,527
Export Development Canada
3.00%, 05/25/27	300	297,536
3.75%, 09/07/27	300	300,841
4.13%, 02/13/29	750	760,628
4.00%, 06/20/30(b)	120	121,125
4.75%, 06/05/34	250	260,915
Province of Alberta Canada
3.30%, 03/15/28	341	338,019
4.50%, 06/26/29	200	204,837
1.30%, 07/22/30	341	304,607
Security	Par (000)	Value
Canada (continued)
Province of British Columbia, 3.90%, 08/27/30(b)	$350	$ 349,973
Province of British Columbia Canada
4.70%, 01/24/28	400	408,221
4.80%, 11/15/28	250	257,421
4.90%, 04/24/29	300	310,702
1.30%, 01/29/31	200	175,801
4.20%, 07/06/33(b)	400	397,048
4.75%, 06/12/34	200	204,633
4.80%, 06/11/35	270	275,472
Province of Manitoba Canada
4.90%, 05/31/34	100	103,097
Series HB, 1.50%, 10/25/28	341	320,974
Province of New Brunswick Canada, 3.63%, 02/24/28	71	70,758
Province of Ontario Canada
3.10%, 05/19/27(b)	400	396,816
1.05%, 05/21/27	171	164,932
4.20%, 01/18/29	500	506,959
3.70%, 09/17/29	200	199,563
2.00%, 10/02/29	171	160,512
4.70%, 01/15/30	35	36,116
3.90%, 09/04/30	400	400,193
1.13%, 10/07/30	341	300,151
1.60%, 02/25/31	141	125,658
5.05%, 04/24/34(b)	200	209,155
4.85%, 06/11/35	375	385,471
4.45%, 11/20/35	250	248,505
Province of Quebec Canada
2.75%, 04/12/27	341	336,868
3.63%, 04/13/28	500	499,327
4.50%, 04/03/29	400	409,240
1.35%, 05/28/30	341	306,341
4.50%, 09/08/33	200	202,458
4.25%, 09/05/34	250	246,877
4.63%, 08/28/35	250	251,886
Series PD, 7.50%, 09/15/29	500	562,977
Province of Saskatchewan, 4.65%, 01/28/30	250	257,009
		12,918,856
Chile — 0.1%
Chile Government International Bonds
2.75%, 01/31/27	300	295,050
4.85%, 01/22/29	200	204,300
2.45%, 01/31/31	417	381,346
2.55%, 07/27/33	390	337,545
3.50%, 01/31/34	200	183,700
4.95%, 01/05/36	200	202,000
5.65%, 01/13/37	200	211,350
3.10%, 05/07/41	200	153,550
4.34%, 03/07/42	200	178,600
3.50%, 01/25/50	200	147,000
4.00%, 01/31/52	290	229,318
5.33%, 01/05/54	287	277,344
3.10%, 01/22/61	318	197,637
3.25%, 09/21/71	200	124,000
		3,122,740
Hungary — 0.0%
Hungary Government International Bonds, Series 30Y, 7.63%, 03/29/41	234	273,651

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Indonesia — 0.1%
Indonesia Government International Bonds
4.15%, 09/20/27	$200	$ 200,350
4.10%, 04/24/28(b)	522	522,849
4.40%, 03/10/29	200	201,000
2.85%, 02/14/30	490	463,540
2.15%, 07/28/31	400	355,000
4.65%, 09/20/32	200	201,250
4.85%, 01/11/33	200	202,125
4.75%, 09/10/34	200	199,750
5.60%, 01/15/35(b)	200	212,250
4.90%, 04/16/36	200	199,750
4.35%, 01/11/48	284	246,228
5.35%, 02/11/49	200	200,900
4.20%, 10/15/50(b)	322	264,523
3.05%, 03/12/51	211	141,172
4.30%, 03/31/52	300	249,656
5.10%, 02/10/54(b)	200	193,744
3.20%, 09/23/61	222	143,051
		4,197,138
Israel — 0.1%
Israel Government International Bonds
Series 10Y, 3.25%, 01/17/28	318	312,038
Series 10Y, 2.75%, 07/03/30	200	186,000
Series 10Y, 4.50%, 01/17/33	200	195,208
Series 10Y, 5.50%, 03/12/34(b)	400	414,796
Series 10Y, 5.63%, 02/19/35	200	208,420
Series 30Y, 4.50%, 01/30/43(b)	415	366,237
Series 30Y, 4.13%, 01/17/48	322	252,770
Series 30Y, 5.75%, 03/12/54	200	191,980
State of Israel
Series 10Y, 2.50%, 01/15/30	490	453,979
Series 30Y, 3.38%, 01/15/50	200	134,313
		2,715,741
Italy — 0.0%
Republic of Italy Government International Bonds
Series 10Y, 2.88%, 10/17/29(b)	200	192,308
Series 10Y, 4.00%, 10/17/49	417	319,207
Series 30Y, 5.38%, 06/15/33(b)	130	137,220
Series 30Y, 3.88%, 05/06/51	200	146,808
		795,543
Japan — 0.1%
Japan Bank for International Cooperation
2.75%, 11/16/27	500	491,447
3.88%, 07/03/28	200	200,581
4.63%, 07/19/28	300	306,521
3.25%, 07/20/28(b)	690	681,466
2.13%, 02/16/29	200	190,390
2.00%, 10/17/29	200	187,175
4.38%, 01/24/31	200	203,538
1.88%, 04/15/31	514	462,455
Japan International Cooperation Agency
2.75%, 04/27/27	300	296,099
4.00%, 05/23/28	300	301,345
4.75%, 05/21/29	200	205,864
4.25%, 05/22/30	200	202,454
		3,729,335
Mexico — 0.3%
Mexico Government International Bonds
4.15%, 03/28/27	500	499,500
4.50%, 04/22/29	300	301,837
Security	Par (000)	Value
Mexico (continued)
Mexico Government International Bonds (continued)
5.00%, 05/07/29	$200	$ 203,000
3.25%, 04/16/30	500	472,000
6.00%, 05/13/30	200	209,500
4.75%, 03/22/31	200	197,730
2.66%, 05/24/31	200	178,200
4.75%, 04/27/32	211	205,497
5.85%, 07/02/32	400	411,600
5.38%, 03/22/33	500	495,365
4.88%, 05/19/33	200	192,000
3.50%, 02/12/34	450	389,250
6.75%, 09/27/34	213	230,519
6.35%, 02/09/35	200	209,246
5.63%, 09/22/35	400	395,100
6.00%, 05/07/36	500	507,375
6.88%, 05/13/37	400	427,000
6.63%, 01/29/38	400	417,800
6.05%, 01/11/40	394	392,188
4.28%, 08/14/41	518	415,436
4.75%, 03/08/44	378	311,283
5.55%, 01/21/45(b)	310	287,370
4.60%, 01/23/46	318	250,425
4.60%, 02/10/48(b)	390	302,250
4.50%, 01/31/50(b)	273	206,525
5.00%, 04/27/51	390	313,560
4.40%, 02/12/52	200	146,200
6.34%, 05/04/53	400	380,600
6.40%, 05/07/54	450	433,350
7.38%, 05/13/55	200	215,200
3.77%, 05/24/61	400	246,000
5.75%, 12/31/99	168	140,616
		9,983,522
Panama — 0.1%
Panama Government International Bonds
3.16%, 01/23/30	200	187,200
2.25%, 09/29/32	690	569,250
3.30%, 01/19/33	200	175,696
6.40%, 02/14/35	400	421,265
6.70%, 01/26/36	262	281,378
6.88%, 01/31/36	200	217,098
4.50%, 04/16/50	232	178,610
4.30%, 04/29/53	200	149,752
6.85%, 03/28/54	200	207,880
4.50%, 04/01/56	392	293,608
3.87%, 07/23/60	397	262,218
4.50%, 01/19/63(b)	200	148,751
		3,092,706
Peru — 0.1%
Peru Government International Bonds
4.13%, 08/25/27	260	260,780
2.84%, 06/20/30	65	61,149
2.78%, 01/23/31	341	315,595
1.86%, 12/01/32(b)	130	107,413
8.75%, 11/21/33	77	96,982
3.00%, 01/15/34	388	337,560
5.38%, 02/08/35	150	153,075
5.50%, 03/30/36	419	427,589
6.55%, 03/14/37	287	317,422
3.30%, 03/11/41	141	109,063
5.63%, 11/18/50	240	234,600
3.55%, 03/10/51	100	70,250
Master Portfolio Schedule of Investments

Schedule of Investments (continued)
December 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Peru (continued)
Peru Government International Bonds (continued)
5.88%, 08/08/54	$200	$ 197,800
6.20%, 06/30/55	250	257,375
2.78%, 12/01/60	214	116,416
3.60%, 01/15/72	75	47,550
3.23%, 07/28/2121	87	47,502
		3,158,121
Philippines — 0.1%
Panama Government International Bonds, 5.18%, 09/05/49	400	382,624
Philippines Government International Bonds
3.00%, 02/01/28	300	293,250
7.75%, 01/14/31	257	298,120
6.38%, 01/15/32	200	221,200
5.00%, 07/17/33	500	512,969
5.25%, 05/14/34	200	209,000
6.38%, 10/23/34	250	280,781
5.50%, 02/04/35	200	211,644
5.00%, 01/13/37(b)	522	527,873
3.95%, 01/20/40	250	220,625
3.70%, 03/01/41	200	167,000
3.70%, 02/02/42	397	327,525
2.95%, 05/05/45	200	140,000
5.95%, 10/13/47	400	421,600
5.90%, 02/04/50	200	210,900
		4,425,111
Poland — 0.1%
Republic of Poland Government International Bonds
Series 10Y, 5.75%, 11/16/32	300	321,210
Series 10Y, 4.88%, 10/04/33	400	405,576
Series 10Y, 5.13%, 09/18/34	379	387,630
Series 10Y, 5.38%, 02/12/35	400	415,300
Series 30Y, 5.50%, 04/04/53	200	190,851
Series 30Y, 5.50%, 03/18/54	426	406,368
Series 5Y, 5.50%, 11/16/27	300	308,658
Series 5Y, 4.63%, 03/18/29	100	101,916
Series 5Y, 4.88%, 02/12/30	400	413,200
		2,950,709
South Korea — 0.1%
Export-Import Bank of Korea
5.00%, 01/11/28	300	306,978
4.88%, 01/14/30	200	206,454
4.50%, 09/15/32	200	203,332
5.13%, 01/11/33	500	522,580
5.13%, 09/18/33	200	209,766
Korea Development Bank
4.38%, 02/15/28	500	506,035
4.88%, 02/03/30	200	206,834
3.75%, 09/16/30	200	198,118
2.00%, 10/25/31(b)	500	448,085
5.63%, 10/23/33	200	216,700
Korea International Bonds(b)
4.13%, 06/10/44	250	223,718
3.88%, 09/20/48	200	168,334
		3,416,934
Supranational — 0.9%
African Development Bank
4.13%, 02/25/27	1,000	1,005,243
4.38%, 11/03/27	500	507,104
3.88%, 06/12/28	250	251,563
Security	Par (000)	Value
Supranational (continued)
African Development Bank (continued)
3.50%, 09/18/29	$300	$ 298,101
4.00%, 03/18/30(b)	225	227,141
4.50%, 06/12/35	200	203,949
Asian Development Bank
2.63%, 01/12/27(b)	171	169,221
3.13%, 08/20/27	500	496,513
2.50%, 11/02/27(b)	341	334,627
4.38%, 01/14/28	600	609,534
2.75%, 01/19/28	130	127,930
1.25%, 06/09/28	200	189,197
5.82%, 06/16/28	681	714,946
1.75%, 09/19/29	341	318,459
1.88%, 01/24/30	500	465,428
4.13%, 05/30/30	440	446,715
3.75%, 08/28/30(b)	165	164,964
1.50%, 03/04/31	500	446,126
3.88%, 09/28/32	125	124,102
4.38%, 03/22/35	250	253,422
Asian Infrastructure Investment Bank
3.75%, 09/14/27	250	250,730
4.00%, 01/18/28(b)	500	504,025
4.50%, 01/16/30	70	72,069
4.50%, 05/21/35	200	205,476
Corp. Andina de Fomento
2.25%, 02/08/27	300	295,922
5.00%, 01/22/30	250	258,617
Council of Europe Development Bank
4.13%, 01/24/29	500	506,766
4.50%, 01/15/30	50	51,385
Council Of Europe Development Bank
4.63%, 06/11/27	100	101,395
3.63%, 05/08/28	200	200,140
European Bank for Reconstruction & Development
4.13%, 01/25/29	400	405,571
4.25%, 03/13/34	150	150,985
European Investment Bank
1.38%, 03/15/27	600	584,440
4.38%, 03/19/27	1,000	1,009,048
3.25%, 11/15/27	500	497,508
3.88%, 06/15/28	500	503,712
1.75%, 03/15/29(b)	300	283,148
4.75%, 06/15/29	500	517,884
1.63%, 10/09/29	130	120,726
3.75%, 11/15/29	300	300,819
4.50%, 03/14/30	555	571,566
0.88%, 05/17/30	500	442,607
3.88%, 10/15/30(b)	160	160,713
1.25%, 02/14/31(b)	500	440,976
4.38%, 10/10/31	400	410,566
4.25%, 08/16/32	670	680,098
4.13%, 02/13/34	400	400,500
4.63%, 02/12/35	340	351,299
Inter-American Development Bank
2.38%, 07/07/27(b)	171	168,009
1.13%, 07/20/28(b)	511	480,552
3.13%, 09/18/28	300	296,380
2.25%, 06/18/29(b)	500	477,315
4.50%, 02/15/30	500	514,537
3.75%, 06/14/30	50	49,983
1.13%, 01/13/31	427	374,766
3.63%, 09/17/31(b)	250	246,693

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Supranational (continued)
Inter-American Development Bank (continued)
4.38%, 07/17/34	$300	$ 304,570
4.38%, 07/16/35	400	404,462
3.20%, 08/07/42	130	105,635
4.38%, 01/24/44	75	70,170
Inter-American Investment Corp.
4.25%, 02/14/29	125	126,880
4.25%, 04/01/30	100	101,527
International Bank for Reconstruction & Development
3.13%, 06/15/27	400	397,492
2.50%, 11/22/27	341	334,536
0.75%, 11/24/27	500	474,588
1.38%, 04/20/28	500	475,857
3.63%, 05/05/28(b)	500	500,576
1.13%, 09/13/28	1,350	1,265,239
3.63%, 09/21/29	300	299,482
3.88%, 10/16/29(b)	500	503,499
1.75%, 10/23/29(b)	500	466,117
4.13%, 03/20/30	735	745,937
0.75%, 08/26/30	800	697,617
3.50%, 10/28/30(b)	700	691,668
1.25%, 02/10/31	500	440,842
1.63%, 11/03/31(b)	750	661,713
4.63%, 01/15/32	780	808,458
2.50%, 03/29/32(b)	700	644,104
4.00%, 05/06/32	1,040	1,041,586
3.88%, 08/28/34	350	342,978
4.75%, 02/15/35	87	90,530
4.38%, 08/27/35	550	556,341
International Finance Corp.
4.50%, 01/21/28	250	254,556
3.88%, 07/02/30	250	251,208
0.75%, 08/27/30(b)	341	297,317
Nordic Investment Bank, 4.38%, 03/14/28	500	507,936
		34,104,632
Sweden — 0.0%
Svensk Exportkredit AB
2.25%, 03/22/27(b)	500	491,230
4.13%, 06/14/28	500	505,490
3.75%, 07/29/30	200	199,377
4.88%, 10/04/30	200	208,930
		1,405,027
Uruguay — 0.1%
Oriental Republic of Uruguay, 5.25%, 09/10/60	150	140,250
Uruguay Government International Bonds
4.38%, 10/27/27(b)	114	114,741
4.38%, 01/23/31	427	432,590
5.75%, 10/28/34	150	159,900
7.63%, 03/21/36	300	363,750
5.44%, 02/14/37	225	234,225
4.13%, 11/20/45	100	87,400
Security	Par (000)	Value
Uruguay (continued)
Uruguay Government International Bonds (continued)
5.10%, 06/18/50	$484	$ 457,138
4.98%, 04/20/55	300	272,850
		2,262,844
Total Foreign Agency Obligations — 2.5% (Cost: $95,041,358)		92,552,610
Municipal Bonds
Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District, RB, BAB, 4.84%, 01/01/41(b)	85	83,524
California — 0.2%
Bay Area Toll Authority, RB, BAB, Series S-1, 7.04%, 04/01/50	270	308,300
Bay Area Toll Authority, Refunding RB, Series F-3, 3.13%, 04/01/55	95	63,035
California Health Facilities Financing Authority, RB, M/F Housing(b)
Sustainability Bonds, 4.19%, 06/01/37	65	62,095
Sustainability Bonds, 4.35%, 06/01/41	85	78,070
California State University, RB
Series B, 5.18%, 11/01/53	50	47,521
Series E, 2.90%, 11/01/51	75	52,441
California State University, Refunding RB, Series B, 2.98%, 11/01/51	180	120,196
City of Los Angeles Department of Airports Customer Facility Charge Revenue, Refunding ARB, Class A, Sustainability Bonds, (AGM), 4.24%, 05/15/48(b)	60	51,882
City of San Francisco California Public Utilities Commission Water Revenue, RB, BAB, 6.95%, 11/01/50	75	83,397
East Bay Municipal Utility District Water System Revenue, RB, BAB, 5.87%, 06/01/40	75	79,489
Foothill-Eastern Transportation Corridor Agency, Refunding RB
Series A, 4.09%, 01/15/49	80	65,350
Series A, (AGM), 3.92%, 01/15/53	65	50,389
Golden State Tobacco Securitization Corp., Refunding RB
Class B, (SAP), 3.00%, 06/01/46	30	27,241
Series A-1, 3.71%, 06/01/41(b)	80	62,196
Los Angeles Community College District, GO, BAB, 6.75%, 08/01/49	100	110,894
Los Angeles County Public Works Financing Authority, Refunding RB, BAB, 7.62%, 08/01/40	75	89,122
Los Angeles Department of Water & Power, RB, BAB, 6.57%, 07/01/45	125	134,390
Regents of the University of California Medical Center Pooled Revenue, RB
Series N, 3.71%, 05/15/2120	100	63,050
Series Q, 4.13%, 05/15/32	70	69,428
Series Q, 4.56%, 05/15/53	85	73,604
Master Portfolio Schedule of Investments

Schedule of Investments (continued)
December 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
California (continued)
Regents of the University of California Medical Center Pooled Revenue, RB, BAB, Series H, 6.55%, 05/15/48	$465	$ 496,701
San Diego County Regional Transportation Commission, RB, BAB, 5.91%, 04/01/48	70	70,626
San Diego County Water Authority, RB, BAB, Series B, 6.14%, 05/01/49	85	87,402
San Joaquin Hills Transportation Corridor Agency, Refunding RB, Series B, (AGM), 3.49%, 01/15/50	75	57,410
State of California, GO, BAB
7.55%, 04/01/39	250	303,394
7.30%, 10/01/39	460	535,335
7.35%, 11/01/39	280	327,244
7.60%, 11/01/40	325	397,806
State of California, Refunding GO
3.50%, 04/01/28	270	269,362
4.60%, 04/01/28(e)	65	66,190
2.50%, 10/01/29(b)	220	210,298
5.75%, 10/01/31(b)	250	272,254
5.10%, 09/01/35	350	363,037
5.20%, 03/01/43	55	55,124
University of California, RB
Series AD, 4.86%, 05/15/2112	75	62,239
Series AQ, 4.77%, 05/15/2115(b)	72	58,525
Series BD, 3.35%, 07/01/29(b)	110	108,506
		5,433,543
Colorado — 0.0%
Regional Transportation District Sales Tax Revenue, RB, BAB, Series B, 5.84%, 11/01/50	75	75,596
Connecticut — 0.0%
State of Connecticut, GO, Series A, 5.85%, 03/15/32	410	440,952
District of Columbia — 0.0%
District of Columbia Water & Sewer Authority, RB, Series A, Senior Lien, Sustainability Bonds, 4.81%, 10/01/2114(b)	70	60,137
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, RB, BAB, 7.46%, 10/01/46	75	89,147
		149,284
Florida — 0.0%
County of Miami-Dade Florida Aviation Revenue, Refunding RB, Series C, 4.28%, 10/01/41	125	115,676
County of Miami-Dade Florida Transit System, Refunding RB, Series B, 2.60%, 07/01/42	60	45,249
State Board of Administration Finance Corp., RB
Series A, 2.15%, 07/01/30	165	151,818
Series A, 5.53%, 07/01/34	100	105,144
		417,887
Georgia — 0.0%
City of Atlanta Georgia Water & Wastewater Revenue, Refunding RB, 2.26%, 11/01/35	80	68,220
Municipal Electric Authority of Georgia, Refunding RB, BAB, 6.66%, 04/01/57	115	125,319
		193,539
Security	Par (000)	Value
Idaho — 0.0%
Idaho Energy Resources Authority, RB, 2.86%, 09/01/46	$85	$ 60,474
Illinois — 0.1%
Chicago O’Hare International Airport, ARB
Series C, Senior Lien, 4.47%, 01/01/49(b)	65	56,964
Series C, Senior Lien, 4.57%, 01/01/54	65	56,713
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue, RB, Series A, 6.90%, 12/01/40	159	177,575
Illinois State Toll Highway Authority, RB, BAB, Series A, 6.18%, 01/01/34	87	92,381
Metropolitan Water Reclamation District of Greater Chicago, GOL, BAB, 5.72%, 12/01/38	70	72,605
Sales Tax Securitization Corp., Refunding RB, Series B, 2nd Lien, 3.24%, 01/01/42	230	189,113
State of Illinois, GO, 5.10%, 06/01/33(b)	868	889,778
State of Illinois, GO, BAB, 7.35%, 07/01/35	57	62,226
		1,597,355
Indiana — 0.0%
Indiana Finance Authority, Refunding RB, Sustainability Bonds, 3.05%, 01/01/51(b)	75	54,640
Kansas — 0.0%
Kansas Development Finance Authority, RB, Series K, (BAM), 2.77%, 05/01/51(b)	55	39,310
Louisiana — 0.0%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB
Class A-2, 4.15%, 02/01/33	100	100,078
Series A-3, 5.20%, 12/01/39	125	128,841
Series A-4, 4.48%, 08/01/39	110	106,206
		335,125
Massachusetts — 0.0%
Commonwealth of Massachusetts, GOL, Series H, 2.90%, 09/01/49	80	54,998
Commonwealth of Massachusetts, GOL, BAB, 5.46%, 12/01/39	180	183,936
Massachusetts School Building Authority, RB, BAB, 5.72%, 08/15/39	115	119,853
		358,787
Michigan — 0.0%
Michigan Finance Authority, Refunding RB
3.08%, 12/01/34	60	54,902
3.38%, 12/01/40	70	59,180
Michigan State University, RB, Series A, 4.17%, 08/15/2122	82	58,651
Michigan Strategic Fund, RB, 3.23%, 09/01/47(b)	85	65,189
University of Michigan, RB
Series A, 3.50%, 04/01/52	60	44,522
Series A, 4.45%, 04/01/2122	74	57,570
Series B, Sustainability Bonds, 3.50%, 04/01/52	95	70,493
		410,507
Minnesota — 0.0%
University of Minnesota, RB, 4.05%, 04/01/52	64	51,525
Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri, RB, Series A, 3.65%, 08/15/57(b)	90	65,601

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Nevada — 0.0%
County of Clark Department of Aviation, ARB, Series C, 6.82%, 07/01/45	$95	$ 105,352
New Jersey — 0.0%
New Jersey Economic Development Authority, RB, Series A, (NPFGC), 7.43%, 02/15/29	249	260,055
New Jersey Transportation Trust Fund Authority, RB, BAB, Series B, 6.56%, 12/15/40	375	422,794
New Jersey Turnpike Authority, RB, BAB, Series F, 7.41%, 01/01/40	155	185,774
Rutgers The State University of New Jersey, RB, Series P, 3.92%, 05/01/2119	74	48,944
Rutgers The State University of New Jersey, Refunding RB, Series R, 3.27%, 05/01/43	80	65,533
		983,100
New York — 0.1%
City of New York, GO
Series C-2, 4.61%, 09/01/37	100	97,658
Series E-1, 5.56%, 10/01/45	30	29,829
Series E-1, 5.37%, 10/01/51	50	48,685
Series B-1, Sustainability Bonds, 5.83%, 10/01/53	250	257,284
Series D-1, Sustainability Bonds, 5.11%, 10/01/54(b)	60	56,145
City of New York, GO, BAB, Series F-1, 6.27%, 12/01/37	85	91,124
Metropolitan Transportation Authority Dedicated Tax Fund, RB, BAB, 7.34%, 11/15/39	90	105,816
Metropolitan Transportation Authority, RB, BAB, 6.67%, 11/15/39	100	108,869
New York City Municipal Water Finance Authority, Refunding RB, BAB
5.72%, 06/15/42	85	85,495
6.01%, 06/15/42	110	113,915
5.44%, 06/15/43	75	72,980
New York State Dormitory Authority, RB
Series B, 5.23%, 07/01/35	100	103,933
Series B, 5.83%, 07/01/55(b)	50	52,259
Port Authority of New York & New Jersey, ARB
Series 192, 4.81%, 10/15/65	80	71,634
Series 225, 3.18%, 07/15/60(b)	70	45,006
Port Authority of New York & New Jersey, RB
Series 159, 6.04%, 12/01/29	75	80,780
Series 168, 4.93%, 10/01/51	220	204,889
Series 182, 5.31%, 08/01/46	75	73,084
Port Authority of New York & New Jersey, Refunding ARB, Series 239, 5.07%, 07/15/53	50	47,444
Port Authority of New York & New Jersey, Refunding RB, Series 174, 4.46%, 10/01/62(b)	300	251,378
		1,998,207
North Carolina — 0.0%
Charlotte-Mecklenburg Hospital Authority, RB, Series S, 3.20%, 01/15/51	75	51,419
Ohio — 0.0%
American Municipal Power, Inc., RB, Series B, 8.08%, 02/15/50	100	125,727
Security	Par (000)	Value
Ohio (continued)
JobsOhio Beverage System, Refunding RB, Series A, 2.83%, 01/01/38(f)	$100	$ 84,118
Ohio State University, RB, BAB, Series C, 4.91%, 06/01/40	145	145,157
Ohio Turnpike & Infrastructure Commission, Refunding RB, Series A, Junior Lien, 3.22%, 02/15/48	95	70,038
		425,040
Oregon — 0.0%
Oregon State University, RB, (BAM), 3.42%, 03/01/60	62	43,540
State of Oregon, GO, 5.89%, 06/01/27	77	78,518
		122,058
Pennsylvania — 0.0%
Commonwealth Financing Authority, RB, Series A, 2.99%, 06/01/42	225	173,922
Pennsylvania Economic Development Financing Authority, RB, 5.69%, 06/01/54	50	50,329
Pennsylvania State University, Refunding RB, Series D, 2.79%, 09/01/43	100	77,631
University of Pittsburgh-of the Commonwealth System of Higher Education, RB, 3.56%, 09/15/2119(b)	62	38,774
		340,656
South Carolina — 0.0%
South Carolina Public Service Authority, RB, BAB, Series C, 6.45%, 01/01/50	74	78,696
Texas — 0.0%
City of San Antonio Texas Electric & Gas Systems Revenue, RB, 4.43%, 02/01/42	65	60,769
City of San Antonio Texas Electric & Gas Systems Revenue, RB, BAB, Junior Lien, 5.81%, 02/01/41	95	97,966
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, Series A, 5.57%, 02/01/50	50	49,676
Dallas Area Rapid Transit, Refunding RB, Series A, Senior Lien, 2.61%, 12/01/48	70	47,984
Dallas Fort Worth International Airport, Refunding RB
2.84%, 11/01/46	65	47,064
Series A, 2.99%, 11/01/38(b)	75	64,682
Series C, 2.92%, 11/01/50(b)	160	111,996
Grand Parkway Transportation Corp., Refunding RB, Subordinate, 3.24%, 10/01/52(b)	200	138,532
North Texas Tollway Authority, RB, BAB, Series B, 6.72%, 01/01/49	96	105,548
State of Texas, GO, BAB, 5.52%, 04/01/39	103	105,659
Texas Department of Transportation State Highway Fund, RB, Series B, 5.18%, 04/01/30	110	112,550
Texas Natural Gas Securitization Finance Corp., RB(b)
Series 2023-1, Class A1, 5.10%, 04/01/35	147	150,419
Series 2023-1, Class A2, 5.17%, 04/01/41	170	173,374
Master Portfolio Schedule of Investments

Schedule of Investments (continued)
December 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
Texas Private Activity Bond Surface Transportation Corp., RB, Series B, 3.92%, 12/31/49	$80	$ 63,997
Texas Transportation Commission, Refunding GO, 2.47%, 10/01/44	185	127,707
		1,457,923
Virginia — 0.0%
University of Virginia, RB, Series C, 4.18%, 09/01/2117	60	44,536
University of Virginia, Refunding RB
2.26%, 09/01/50	120	70,132
Series U, 2.58%, 11/01/51	85	52,495
Williamsburg Economic Development Authority, Refunding RB, 4.96%, 11/01/35	10	10,039
		177,202
Wisconsin — 0.0%
State of Wisconsin, Refunding RB, Series A, 3.95%, 05/01/36	110	104,490
Total Municipal Bonds — 0.4% (Cost: $18,093,284)		15,611,792
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 0.6%
Bank
Series 2018-BN12, Class AS, 4.34%, 05/15/61(c)	239	235,766
Series 2019-BN18, Class A4, 3.58%, 05/15/62	341	328,224
Series 2019-BN21, Class A5, 2.85%, 10/17/52	936	886,678
Series 2020-BN25, Class C, 3.35%, 01/15/63(c)	200	175,293
Series 2020-BN27, Class A5, 2.14%, 04/15/63	925	827,248
Series 2024-5YR11, Class A3, 5.89%, 11/15/57	500	525,581
Series 2024-5YR7, Class A3, 5.77%, 06/15/57	950	991,505
Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2017-BNK3, Class B, 3.88%, 02/15/50(c)	250	245,588
BBCMS Mortgage Trust
Series 2017-C1, Class A4, 3.67%, 02/15/50	392	388,068
Series 2021-C12, Class A5, 2.69%, 11/15/54	400	358,536
Series 2022-C17, Class A5, 4.44%, 09/15/55	500	493,170
Series 2022-C18, Class AS, 6.17%, 12/15/55(c)	250	268,329
Series 2024-C28, Class A4, 5.12%, 09/15/57	1,000	1,023,723
Series 2025-5C38, Class AS, 5.48%, 11/15/58	500	514,123
BBCMS Trust, Series 2021-C10, Class A5, 2.49%, 07/15/54	1,567	1,429,691
Benchmark Mortgage Trust
Series 2018-B5, Class A4, 4.21%, 07/15/51	511	510,013
Series 2019-B10, Class A4, 3.72%, 03/15/62	546	534,876
Series 2019-B11, Class A4, 3.28%, 05/15/52	681	659,186
Series 2019-B9, Class A5, 4.02%, 03/15/52	511	503,032
Series 2020-B19, Class B, 2.35%, 09/15/53	193	151,190
Series 2020-B21, Class A4, 1.70%, 12/17/53	612	550,129
Series 2020-B21, Class A5, 1.98%, 12/17/53	410	362,707
Series 2021-B29, Class A4, 2.14%, 09/15/54	500	442,181
Series 2021-B29, Class A5, 2.39%, 09/15/54	567	504,535
Series 2021-B30, Class B, 2.53%, 11/15/54(c)	250	207,401
Series 2024-V5, Class B, 6.06%, 01/10/57(c)	200	204,260
Series 2025-V14, Class A3, 5.18%, 04/15/57	650	667,831
Series 2025-V14, Class AM, 6.09%, 04/15/57(c)	250	261,081
Series 2025-V19, Class A3, 5.25%, 01/15/58(c)	400	413,170
BMO Mortgage Trust
Series 2023-C7, Class AS, 6.67%, 12/15/56(c)	500	549,202
Series 2024-5C6, Class C, 5.88%, 09/15/57(c)	125	125,421
Security	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BMO Mortgage Trust (continued)
Series 2024-5C8, Class A3, 5.63%, 12/15/57(c)	$100	$ 104,099
Series 2024-5C8, Class C, 5.74%, 12/15/57(c)	200	199,528
Series 2024-C9, Class C, 6.38%, 07/15/57(c)	200	205,388
Series 2025-C11, Class A5, 5.69%, 02/15/58	500	527,709
Citigroup Commercial Mortgage Trust
Series 2017-P7, Class A4, 3.71%, 04/14/50	384	380,689
Series 2019-C7, Class C, 3.92%, 12/15/72(c)	200	182,138
Series 2019-GC41, Class A5, 2.87%, 08/10/56	1,000	949,987
CSAIL Commercial Mortgage Trust
Series 2018-CX11, Class A5, 4.03%, 04/15/51(c)	681	678,083
Series 2018-CX11, Class B, 4.45%, 04/15/51(c)	250	242,717
Series 2020-C19, Class A3, 2.56%, 03/15/53	500	456,789
GS Mortgage Securities Trust, Series 2018-GS10, Class A5, 4.16%, 07/10/51(c)	511	505,171
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.41%, 10/15/50	1,021	1,003,781
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2025-5C2, Class A3, 5.11%, 11/15/58	75	76,870
Morgan Stanley Capital I Trust
Series 2018-H3, Class A4, 3.91%, 07/15/51	328	325,718
Series 2019-L3, Class AS, 3.49%, 11/15/52	132	125,189
Series 2020-L4, Class AS, 2.88%, 02/15/53	500	459,693
Wells Fargo Commercial Mortgage Trust
Series 2018-C43, Class AS, 4.15%, 03/15/51(c)	100	98,742
Series 2018-C47, Class A4, 4.44%, 09/15/61	442	444,506
Series 2019-C49, Class A5, 4.02%, 03/15/52	655	651,322
Series 2020-C56, Class A5, 2.45%, 06/15/53	530	491,206
Series 2020-C58, Class A4, 2.09%, 07/15/53	481	431,621
Total Non-Agency Mortgage-Backed Securities — 0.6% (Cost: $24,688,112)		23,878,684
Preferred Securities
Capital Trusts — 0.1%
Banks — 0.0%
Goldman Sachs Capital I, 6.35%, 02/15/34	87	92,336
Capital Markets — 0.0%
Apollo Global Management, Inc., 6.00%, 12/15/54(b)(c)	80	79,000
Electric Utilities(c) — 0.1%
Alliant Energy Corp., 5.75%, 04/01/56	50	49,909
American Electric Power Co., Inc.
6.95%, 12/15/54	50	53,517
3.88%, 02/15/62	71	69,808
Series C, 5.80%, 03/15/56	175	173,733
Series D, 6.05%, 03/15/56	150	147,380
CenterPoint Energy, Inc.
6.70%, 05/15/55	30	30,763
5.95%, 04/01/56(b)	50	50,381
Series B, 6.85%, 02/15/55(b)	75	79,986
CMS Energy Corp., 6.50%, 06/01/55	40	41,131
Dominion Energy, Inc.
6.63%, 05/15/55	125	128,807
6.00%, 02/15/56	90	90,415
6.20%, 02/15/56	75	75,051
Series B, 7.00%, 06/01/54	100	108,275
Duke Energy Corp., 6.45%, 09/01/54	100	104,958
Entergy Corp.
5.88%, 06/15/56	50	49,969
6.10%, 06/15/56	25	24,961

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Evergy, Inc., 6.65%, 06/01/55	$50	$ 51,107
NextEra Energy Capital Holdings, Inc., 6.38%, 08/15/55	150	154,837
Sempra
6.88%, 10/01/54(b)	145	149,173
6.55%, 04/01/55	75	76,450
6.38%, 04/01/56	100	102,083
Sierra Pacific Power Co., 6.20%, 12/15/55(b)	25	24,776
Southern Co., Series 2025, 6.38%, 03/15/55	50	52,184
WEC Energy Group, Inc., 5.63%, 05/15/56(b)	25	25,158
		1,914,812
Financial Services — 0.0%
Corebridge Financial, Inc., 6.38%, 09/15/54(c)	75	75,573
Insurance — 0.0%
Athene Holding Ltd., 6.88%, 06/28/55(c)	50	49,962
MetLife, Inc., 6.40%, 12/15/66	104	109,115
Prudential Financial, Inc., 6.50%, 03/15/54(c)	100	105,693
		264,770
Multi-Utilities(c) — 0.0%
NiSource, Inc., 5.75%, 07/15/56	50	50,324
Spire, Inc.
6.25%, 06/01/56	50	49,751
6.45%, 06/01/56(b)	50	49,807
		149,882
Oil, Gas & Consumable Fuels(c) — 0.0%
Phillips 66 Co.
Series A, 5.88%, 03/15/56	100	98,930
Series B, 6.20%, 03/15/56	50	49,795
		148,725
		2,725,098
Total Preferred Securities — 0.1% (Cost: $2,713,806)		2,725,098
U.S. Government Sponsored Agency Securities
Agency Obligations — 0.3%
Fannie Mae
6.25%, 05/15/29	909	984,697
7.13%, 01/15/30	1,698	1,916,802
7.25%, 05/15/30	3,487	3,983,277
0.88%, 08/05/30	1,191	1,050,803
6.63%, 11/15/30	53	59,760
Federal Home Loan Banks, 5.50%, 07/15/36	370	404,881
Federal Home Loan Mortgage Corp.
6.75%, 03/15/31	477	543,586
6.25%, 07/15/32	562	636,536
Tennessee Valley Authority
1.50%, 09/15/31	70	61,469
5.88%, 04/01/36	359	400,954
3.50%, 12/15/42	74	61,775
5.25%, 02/01/55	50	49,469
Uniform Mortgage-Backed Securities, 5.50%, 07/01/55	976	991,673
		11,145,682
Commercial Mortgage-Backed Securities — 0.8%
Fannie Mae-Aces
Series 2017-M15, Class A2, 2.97%, 09/25/27(c)	541	534,827
Series 2018-M12, Class A2, 3.63%, 08/25/30(c)	509	500,209
Series 2019-M22, Class A2, 2.52%, 08/25/29	741	708,088
Security	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Fannie Mae-Aces (continued)
Series 2019-M9, Class A2, 2.94%, 06/25/29	$562	$ 547,335
Series 2020-M46, Class A2, 1.32%, 05/25/30	907	821,098
Series 2021-M13, Class A2, 1.60%, 04/25/31(c)	724	638,689
Series 2021-M17, Class A2, 1.71%, 07/25/31(c)	511	450,252
Series 2021-M2S, Class A2, 1.81%, 10/25/31(c)	1,470	1,304,884
Freddie Mac Multifamily Structured Pass Through Certificates
Series K066, Class A2, 3.12%, 06/25/27	597	591,456
Series K076, Class A2, 3.90%, 04/25/28	341	341,365
Series K088, Class A2, 3.69%, 01/25/29	87	86,554
Series K100, Class A2, 2.67%, 09/25/29	1,698	1,624,727
Series K101, Class A2, 2.52%, 10/25/29	960	912,939
Series K110, Class A2, 1.48%, 04/25/30	450	407,307
Series K111, Class A2, 1.35%, 05/25/30	171	153,369
Series K123, Class A2, 1.62%, 12/25/30	1,698	1,515,458
Series K126, Class A2, 2.07%, 01/25/31	1,856	1,689,658
Series K130, Class A2, 1.72%, 06/25/31	500	442,725
Series K-1521, Class A2, 2.18%, 08/25/36	813	649,722
Series K-156, Class A2, 4.43%, 02/25/33(c)	1,500	1,508,422
Series K-159, Class A2, 4.50%, 07/25/33(c)	1,400	1,412,708
Series K-162, Class A2, 5.15%, 12/25/33(c)	500	524,336
Series K-165, Class A2, 4.49%, 09/25/34	500	501,938
Series K-170, Class A2, 5.00%, 02/25/35(c)	500	518,643
Series K-171, Class A2, 4.40%, 06/25/35(c)	100	99,130
Series K-172, Class A2, 4.58%, 08/25/35(c)	500	502,220
Series K518, Class A2, 5.40%, 01/25/29	4,000	4,156,744
Series K739, Class A2, 1.34%, 09/25/27	490	472,797
Series K-752, Class A2, 4.28%, 07/25/30	5,000	5,044,452
Series K755, Class A2, 5.20%, 02/25/31	1,110	1,162,642
		29,824,694
Mortgage-Backed Securities — 24.8%
Fannie Mae Mortgage-Backed Securities
3.00%, 02/01/47	145	130,633
4.00%, 02/01/47 - 02/01/57	539	513,010
3.50%, 11/01/51	842	776,516
(12-mo. RFUCCT US + 1.53%), 6.36%, 05/01/43(c)	6	5,691
(12-mo. RFUCCT US + 1.54%), 6.25%, 06/01/43(c)	8	7,897
(12-mo. RFUCCT US + 1.70%), 6.32%, 08/01/42(c)	2	1,738
(12-mo. RFUCCT US + 1.75%), 6.47%, 08/01/41(c)	1	559
(12-mo. RFUCCT US + 1.83%), 6.30%, 11/01/40(c)	1	608
Freddie Mac Mortgage-Backed Securities
3.00%, 03/01/27 - 10/01/47	5,654	5,199,445
2.50%, 07/01/28 - 01/01/33	1,014	982,749
3.50%, 03/01/32 - 06/01/49	5,591	5,308,229
5.00%, 04/01/33 - 04/01/49	224	228,300
4.00%, 05/01/33 - 01/01/49	1,931	1,875,038
5.50%, 06/01/35 - 01/01/39	7	7,494
4.50%, 06/01/38 - 01/01/49	820	818,532
(12-mo. RFUCCT US + 1.67%), 6.37%, 08/01/41(c)	1	913
(12-mo. RFUCCT US + 1.85%), 6.63%, 09/01/40(c)	1	1,161
Ginnie Mae Mortgage-Backed Securities
5.50%, 12/15/32 - 11/20/55(g)	24,037	24,351,363
6.00%, 03/15/35 - 09/20/55(g)	15,487	15,805,355
6.50%, 09/15/36 - 09/20/55	7,178	7,428,901
Master Portfolio Schedule of Investments

Schedule of Investments (continued)
December 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Ginnie Mae Mortgage-Backed Securities (continued)
4.50%, 07/15/39 - 01/22/56(g)	$18,436	$ 18,044,920
5.00%, 11/15/39 - 01/15/55(g)	27,820	27,811,859
4.00%, 03/15/41 - 01/15/55(g)	15,260	14,537,376
3.50%, 09/20/42 - 01/15/55(g)	27,302	25,108,436
3.00%, 01/20/43 - 01/15/55(g)	30,915	27,907,325
2.50%, 05/20/45 - 01/15/55(g)	35,637	30,718,674
2.00%, 07/20/50 - 01/15/55(g)	34,308	28,424,266
1.50%, 10/20/51	138	108,864
Uniform Mortgage-Backed Securities
3.00%, 01/01/27 - 01/14/56(g)	66,781	60,234,993
3.50%, 01/01/27 - 01/14/56(g)	43,668	40,952,282
2.50%, 09/01/28 - 01/15/55(g)	127,733	110,320,515
7.00%, 02/01/32	1	1,308
4.00%, 07/01/32 - 01/14/56(g)	48,850	47,014,040
6.50%, 07/01/32 - 09/01/55(g)	24,836	26,034,276
5.00%, 11/01/33 - 01/15/55(g)	52,021	52,081,737
6.00%, 03/01/34 - 09/01/55(g)	62,980	64,994,438
2.00%, 12/01/35 - 01/15/55(g)	208,503	174,835,498
1.50%, 03/01/36 - 11/01/51(g)	24,252	20,212,919
5.50%, 04/01/36 - 12/01/55(g)	67,878	69,170,428
4.50%, 09/01/39 - 03/01/55(g)	31,270	30,749,668
		932,707,954
Total U.S. Government Sponsored Agency Securities — 25.9% (Cost: $1,028,464,801)		973,678,330
U.S. Treasury Obligations
U.S. Treasury Bonds
6.63%, 02/15/27	597	618,431
5.25%, 11/15/28 - 02/15/29	2,379	2,493,916
6.13%, 08/15/29	1,275	1,382,827
5.38%, 02/15/31	1,021	1,097,695
4.50%, 02/15/36 - 11/15/54	18,229	17,563,056
4.75%, 02/15/37 - 08/15/55(b)	42,252	41,845,167
5.00%, 05/15/37 - 05/15/45	6,595	6,852,501
4.38%, 02/15/38 - 08/15/43	7,040	6,841,140
3.50%, 02/15/39	1,139	1,037,825
4.25%, 05/15/39 - 08/15/54	18,531	16,982,563
4.63%, 02/15/40 - 11/15/55	41,025	39,880,119
1.13%, 05/15/40 - 08/15/40	17,049	10,758,212
3.88%, 08/15/40 - 05/15/43	9,857	8,871,673
1.38%, 11/15/40 - 08/15/50	19,341	10,950,416
1.88%, 02/15/41 - 11/15/51	23,742	14,605,961
2.25%, 05/15/41 - 02/15/52	22,015	14,654,752
1.75%, 08/15/41	7,351	4,959,915
2.00%, 11/15/41 - 08/15/51	23,056	14,524,671
2.38%, 02/15/42 - 05/15/51	21,797	14,594,424
3.00%, 05/15/42 - 08/15/52	33,477	24,964,904
3.25%, 05/15/42	4,100	3,419,336
2.75%, 08/15/42 - 11/15/47	7,295	5,297,359
3.38%, 08/15/42 - 11/15/48	9,439	7,700,561
4.00%, 11/15/42 - 11/15/52	9,600	8,512,399
3.13%, 02/15/43 - 05/15/48	7,721	6,030,921
2.88%, 05/15/43 - 05/15/52	20,469	14,934,042
3.63%, 08/15/43 - 05/15/53(b)	16,144	13,225,019
Security	Par (000)	Value
U.S. Treasury Obligations (continued)
U.S. Treasury Bonds (continued)
3.75%, 11/15/43	$4,262	$ 3,735,077
4.13%, 08/15/44 - 08/15/53	13,347	12,008,733
2.50%, 02/15/45 - 05/15/46	10,548	7,390,595
4.88%, 08/15/45	6,576	6,639,705
1.25%, 05/15/50	18,873	9,033,974
1.63%, 11/15/50	8,561	4,494,525
U.S. Treasury Notes
4.00%, 01/15/27 - 11/15/35	140,717	141,736,535
1.50%, 01/31/27 - 02/15/30	18,030	17,107,160
4.13%, 01/31/27 - 11/15/32	125,224	126,910,986
1.88%, 02/28/27 - 02/15/32	22,836	21,341,548
4.25%, 03/15/27 - 08/15/35	110,798	112,371,087
0.63%, 03/31/27 - 08/15/30	32,106	29,429,526
2.50%, 03/31/27	4,267	4,214,163
3.88%, 03/31/27 - 08/15/34	167,463	168,016,478
4.50%, 04/15/27 - 11/15/33	33,062	33,900,542
0.50%, 04/30/27 - 10/31/27	18,628	17,800,593
2.75%, 04/30/27 - 08/15/32	26,680	25,385,873
3.75%, 04/30/27 - 11/30/32	74,717	74,719,048
2.38%, 05/15/27 - 05/15/29	14,389	13,956,117
4.63%, 06/15/27 - 02/15/35	48,738	50,341,636
3.25%, 06/30/27 - 06/30/29	9,500	9,431,485
4.38%, 07/15/27 - 05/15/34	44,734	45,785,254
0.38%, 07/31/27 - 09/30/27	10,858	10,311,019
2.25%, 08/15/27 - 11/15/27	10,350	10,135,190
3.13%, 08/31/27 - 08/31/29	30,248	29,919,576
3.63%, 08/31/27 - 12/31/30	82,520	82,416,196
3.38%, 09/15/27 - 05/15/33	39,550	39,091,865
3.50%, 09/30/27 - 02/15/33(b)	77,396	76,825,004
0.75%, 01/31/28	13,000	12,291,602
1.13%, 02/29/28 - 02/15/31	23,375	21,419,043
1.25%, 03/31/28 - 08/15/31	47,985	44,117,201
2.88%, 05/15/28 - 05/15/32	28,110	27,189,435
1.00%, 07/31/28	6,786	6,367,177
1.38%, 10/31/28 - 11/15/31	37,304	33,456,859
4.88%, 10/31/28 - 10/31/30	13,250	13,772,080
1.75%, 01/31/29	11,000	10,422,500
2.63%, 02/15/29 - 07/31/29	14,249	13,810,434
0.88%, 11/15/30	6,956	6,080,794
1.63%, 05/15/31	9,196	8,238,682
Total U.S. Treasury Obligations — 45.1% (Cost: $1,763,391,710)		1,696,215,102
Total Long-Term Investments — 99.1% (Cost: $3,899,993,682)		3,729,130,614

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 9.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.89%(h)(i)(j)	336,665,179	$ 336,833,511
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.72%(h)(i)	100,000	100,000
		336,933,511

		Par (000)
U.S. Government Sponsored Agency Securities — 0.0%
Uniform Mortgage-Backed Securities
3.50%, 02/01/26	$	— (k)	33
4.00%, 05/01/26		— (k)	268
			301
Total Short-Term Securities — 9.0% (Cost: $336,824,123)			336,933,812
Total Investments Before TBA Sale Commitments — 108.1% (Cost: $4,236,817,805)			4,066,064,426
TBA Sale Commitments(g)
Mortgage-Backed Securities — (0.8)%
Ginnie Mae Mortgage-Backed Securities
3.00%, 01/15/55		(125)	(112,300)
3.50%, 01/15/55		(4,225)	(3,844,252)
Uniform Mortgage-Backed Securities
4.00%, 01/14/56		(5,100)	(4,836,965)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Securities (continued)
4.50%, 01/15/55	$(3,875)	$ (3,782,551)
5.00%, 01/15/55	(5,150)	(5,135,516)
5.50%, 01/15/55	(6,425)	(6,514,838)
6.00%, 01/15/55	(5,800)	(5,955,019)
Total TBA Sale Commitments — (0.8)% (Proceeds: $(30,069,012))		(30,181,441)
Total Investments, Net of TBA Sale Commitments — 107.3% (Cost: $4,206,748,793)		4,035,882,985
Liabilities in Excess of Other Assets — (7.3)%		(274,607,535)
Net Assets — 100.0%		$ 3,761,275,450

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(f)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(g)	Represents or includes a TBA transaction.
(h)	Affiliate of the Master Portfolio.
(i)	Annualized 7-day yield as of period end.
(j)	All or a portion of this security was purchased with the cash collateral from loaned securities.
(k)	Rounds to less than 1,000.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Master Portfolio for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Master Portfolio during the year ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/25	Shares Held at 12/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 274,215,392	$ 62,617,727 (a)	$ —	$ 14,655	$ (14,263)	$ 336,833,511	336,665,179	$ 5,979,506 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	100,000	—	—	—	—	100,000	100,000	4,185	—
				$ 14,655	$ (14,263)	$ 336,933,511		$ 5,983,691	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Master Portfolio Schedule of Investments

Schedule of Investments (continued)
December 31, 2025
U.S. Total Bond Index Master Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 13,344,244	$ —	$ 13,344,244
Corporate Bonds	—	911,124,754	—	911,124,754
Foreign Agency Obligations	—	92,552,610	—	92,552,610
Municipal Bonds	—	15,611,792	—	15,611,792
Non-Agency Mortgage-Backed Securities	—	23,878,684	—	23,878,684
Preferred Securities
Capital Trusts	—	2,725,098	—	2,725,098
U.S. Government Sponsored Agency Securities	—	973,678,330	—	973,678,330
U.S. Treasury Obligations	—	1,696,215,102	—	1,696,215,102
Short-Term Securities
Money Market Funds	336,933,511	—	—	336,933,511
U.S. Government Sponsored Agency Securities	—	301	—	301
Liabilities
Investments
TBA Sale Commitments	—	(30,181,441)	—	(30,181,441)
	$336,933,511	$3,698,949,474	$—	$4,035,882,985
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
December 31, 2025

U.S. Total Bond Index Master Portfolio
ASSETS
Investments, at value — unaffiliated(a)(b)	$ 3,729,130,915
Investments, at value — affiliated(c)	336,933,511
Cash	2,548,795
Receivables:
Investments sold	31,905,367
Securities lending income — affiliated	49,676
TBA sale commitments	30,069,012
Contributions from investors	674,879
Dividends — affiliated	547,870
Interest — unaffiliated	29,273,406
Principal paydowns	9
Prepaid expenses	5,149
Total assets	4,161,138,589
LIABILITIES
Collateral on securities loaned	148,321,183
TBA sale commitments, at value(d)	30,181,441
Payables:
Investments purchased	221,166,960
Investment advisory fees	115,682
Trustees’ fees	6,714
Professional fees	71,159
Total liabilities	399,863,139
Commitments and contingent liabilities
NET ASSETS	$ 3,761,275,450
NET ASSETS CONSIST OF
Investors’ capital	$ 3,932,141,258
Net unrealized appreciation (depreciation)	(170,865,808)
NET ASSETS	$ 3,761,275,450
(a) Investments, at cost—unaffiliated	$3,899,994,006
(b) Securities loaned, at value	$143,066,989
(c) Investments, at cost—affiliated	$336,823,799
(d) Proceeds from TBA sale commitments	$30,069,012
See notes to financial statements.
Master Portfolio Statement of Assets and Liabilities

Statement of Operations
Year Ended December 31, 2025

U.S. Total Bond Index Master Portfolio
INVESTMENT INCOME
Dividends — affiliated	$5,575,977
Interest — unaffiliated	121,899,351
Securities lending income — affiliated — net	407,714
Foreign taxes withheld	(1,477)
Total investment income	127,881,565
EXPENSES
Investment advisory	1,307,877
Trustees	27,809
Professional	25,284
Total expenses	1,360,970
Less fees waived and/or reimbursed by the Manager	(141,911)
Total expenses after fees waived and/or reimbursed	1,219,059
Net investment income	126,662,506
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(12,342,064)
Investments — affiliated	14,655
(12,327,409)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	110,345,066
Investments — affiliated	(14,263)
110,330,803
Net realized and unrealized gain	98,003,394
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$224,665,900
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	U.S. Total Bond Index Master Portfolio
	Year Ended 12/31/25	Year Ended 12/31/24

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$126,662,506	$104,106,589
Net realized loss	(12,327,409)	(11,990,706)
Net change in unrealized appreciation (depreciation)	110,330,803	(53,200,032)
Net increase in net assets resulting from operations	224,665,900	38,915,851
CAPITAL TRANSACTIONS
Proceeds from contributions	1,642,598,729	1,196,238,084
Value of withdrawals	(1,134,312,482)	(829,462,414)
Net increase in net assets derived from capital transactions	508,286,247	366,775,670
NET ASSETS
Total increase in net assets	732,952,147	405,691,521
Beginning of year	3,028,323,303	2,622,631,782
End of year	$3,761,275,450	$3,028,323,303
See notes to financial statements.
Master Portfolio Statements of Changes in Net Assets

Financial Highlights

U.S. Total Bond Index Master Portfolio
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Total Return
Total return	7.16%	1.41%	5.60%	(13.02)%	(1.79)%
Ratios to Average Net Assets(a)
Total expenses	0.04%	0.04%	0.04%	0.04%	0.04%
Total expenses after fees waived and/or reimbursed	0.04%	0.04%	0.04%	0.04%	0.03%
Net investment income	3.87%	3.67%	3.23%	2.02%	1.81%
Supplemental Data
Net assets, end of year (000)	$3,761,275	$3,028,323	$2,622,632	$2,227,328	$17,489,502
Portfolio turnover rate(b)(c)	93%	105%	78%	161%(d)	175%

(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Portfolio turnover rates include TBA transactions, if any.
(c)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Portfolio turnover rate (excluding MDRs)	56%	58%	44%	93%(d)	89%

(d)	Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements

1.
ORGANIZATION
Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. MIP is organized as a Delaware statutory trust. U.S. Total Bond Index Master Portfolio (the “Master Portfolio”) is a series of MIP. The Master Portfolio is classified as a diversified fund under the 1940 Act.
The Master Portfolio, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.  Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Cash: The Master Portfolio may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Master Portfolio may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Master Portfolio is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Master Portfolio may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Indemnifications: In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. The Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master Portfolio, which cannot be predicted with any certainty.
Other:  Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Master Portfolio’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Master Portfolio. The CODM has concluded that the Master Portfolio operates as a single operating segment since the Master Portfolio has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Master Portfolio’s financial statements.
Recent Accounting Standard: The Master Portfolio adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The Master Portfolio’s adoption of the new standard did not have a material impact on financial statement disclosures and did not affect the Master Portfolio’s financial position or results of operations.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Master Portfolio’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Master Portfolio is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Master Portfolio (the “Board”) has approved the designation of the Master Portfolio’s Manager  as the valuation designee for the Master Portfolio.  The Master Portfolio determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Master Portfolio’s assets and liabilities:
•Fixed-income investments and certain derivative instruments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an
Master Portfolio Notes to Financial Statements

Notes to Financial Statements  (continued)

institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that the Master Portfolio has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Forward Commitments, When-Issued and Delayed Delivery Securities: The Master Portfolio may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Master Portfolio may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Master Portfolio may be required to pay more at settlement than the security is worth. In addition, a fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Master Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Master Portfolio’s maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions. These types of securities may be considered unfunded and may obligate the Master Portfolio to make future cash payments. An unfunded commitment is marked-to-market and any unrealized appreciation (depreciation) is separately presented in the Statement of Assets and Liabilities and Statement of Operations.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedule of Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions: The Master Portfolio may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Securities Lending: The Master Portfolio may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio, or excess collateral returned by the Master Portfolio, on the next business day. During the term of the loan, the Master Portfolio is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Master Portfolio, except in the event of borrower default. The securities on loan, if any, are disclosed in the Master Portfolio’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Master Portfolio Notes to Financial Statements

Notes to Financial Statements  (continued)

Securities lending transactions are entered into by the Master Portfolio under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Master Portfolio, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Master Portfolio can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the Master Portfolio’s securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Bank of Nova Scotia New York Agency	$ 9,537,296	$ (9,537,296)	$ —	$ —
Barclays Bank PLC	22,268,848	(22,268,848)	—	—
Barclays Capital, Inc.	330,872	(330,872)	—	—
BMO Capital Markets Corp.	2,880,080	(2,880,080)	—	—
BNP Paribas SA	16,748,020	(16,748,020)	—	—
BofA Securities, Inc.	14,677,068	(14,677,068)	—	—
Citadel Clearing LLC	865,253	(865,253)	—	—
Citigroup Global Markets, Inc.	3,088,937	(3,088,937)	—	—
Deutsche Bank Securities, Inc.	10,968,433	(10,968,433)	—	—
Goldman Sachs & Co. LLC	4,719,360	(4,719,360)	—	—
HSBC Securities (USA), Inc.	1,431,875	(1,431,875)	—	—
J.P. Morgan Securities LLC	21,077,656	(21,077,656)	—	—
Jefferies LLC	25,054	(25,054)	—	—
Mitsubishi UFJ Securities Holdings Co., Ltd.	1,406,107	(1,406,107)	—	—
Morgan Stanley	2,644,538	(2,644,538)	—	—
National Bank of Canada	8,238,915	(8,238,915)	—	—
Nomura Securities International, Inc.	1,606,925	(1,606,925)	—	—
Pershing LLC	2,589,923	(2,589,923)	—	—
RBC Capital Markets LLC	8,745,390	(8,745,390)	—	—
Scotia Capital (USA), Inc.	1,043,428	(1,043,428)	—	—
Scotia Capital, Inc.	599,642	(599,642)	—	—
State Street Bank & Trust Co.	583,412	(583,412)	—	—
TD Securities (USA) LLC	175,450	(175,450)	—	—
Toronto-Dominion Bank	251,378	(251,378)	—	—
UBS Securities LLC	433,660	(433,660)	—	—
Wells Fargo Bank N.A.	101,993	(101,993)	—	—
Wells Fargo Securities LLC	6,027,476	(6,027,476)	—	—
	$ 143,066,989	$ (143,066,989)	$ —	$ —

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Master Portfolio is disclosed in the
Master Portfolio’s Statement of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Master Portfolio benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Master Portfolio could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Master Portfolio.
5.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: MIP, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolio’s investment adviser and an indirect, majority-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of the Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio.
For such services, the Master Portfolio pays the Manager a monthly fee at an annual rate equal to 0.04% of the average daily value of the Master Portfolio’s net assets.
Administration: MIP, on behalf of the Master Portfolio, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL”), BAL has agreed to provide general administrative services (other than investment advice and related portfolio activities). BAL has agreed to bear all of the Master Portfolio’s ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Master Portfolio. BAL may delegate certain of its administration duties to sub-administrators.

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

BAL is not entitled to compensation for providing administrative services to the Master Portfolio, for so long as BAL (or an affiliate) is entitled to compensation for providing administrative services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BAL (or an affiliate) receives investment advisory fees from the Master Portfolio.
Expense Waivers and Reimbursements:  The fees and expenses of MIP’s trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Master Portfolio’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolio. Each of BAL and BFA has contractually agreed to reimburse the Master Portfolio or provide an offsetting credit against the investment advisory fees paid by the Master Portfolio in an amount equal to these independent expenses through June 30, 2026. The amount waived is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended December 31, 2025, the amount waived was $53,093.
The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Master Portfolio. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended December 31, 2025, the amount waived was $88,818.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Master Portfolio’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Master Portfolio’s Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Master Portfolio. For the year ended December 31, 2025, there were no fees waived by the Manager pursuant to this arrangement.
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Master Portfolio, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Master Portfolio is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Master Portfolio bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Master Portfolio retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Master Portfolio retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds specified thresholds, the Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85%  of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70%  of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Master Portfolio is shown as securities lending income — affiliated — net in the Statement of Operations. For the year ended December 31, 2025, the Master Portfolio paid BTC $152,902 for securities lending agent services.
Interfund Lending: Prior to March 3, 2025, in accordance with an exemptive order (the “Order”) from the SEC, the Master Portfolio could participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Master Portfolio’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.
During the period ended March 3, 2025, the Master Portfolio did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of MIP are directors and/or officers of BlackRock or its affiliates.
Master Portfolio Notes to Financial Statements

Notes to Financial Statements  (continued)

6.
 PURCHASES AND SALES
For the year ended December 31, 2025, purchases and sales of investments, including paydowns/payups, mortgage dollar rolls and excluding short-term securities, were as follows:
	U.S. Government Securities		Other Securities
Master Portfolio Name	Purchases	Sales	Purchases	Sales
U.S. Total Bond Index Master Portfolio	$ 3,270,642,887	$ 2,848,353,142	$ 329,749,098	$ 153,154,833
For the year ended December 31, 2025, purchases and sales related to mortgage dollar rolls were $1,196,257,397 and $1,196,587,080, respectively.
7.
INCOME TAX INFORMATION
The Master Portfolio is disregarded as an entity separate from its owner for tax purposes. As such, the owner of the Master Portfolio is treated as the owner of the net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no U.S. federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so the owner of the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.
The Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Master Portfolio as of December 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Master Portfolio’s NAV.
As of December 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Master Portfolio Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
U.S. Total Bond Index Master Portfolio	$ 4,239,324,551	$ 28,255,516	$ (201,786,396)	$ (173,530,880)
8.
BANK BORROWINGS
MIP, on behalf of the Master Portfolio, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Master Portfolio may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Master Portfolio, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.  During the year ended December 31, 2025, the Master Portfolio did not borrow under the credit agreement.
9.
PRINCIPAL RISKS
In the normal course of business, the Master Portfolio invests in securities or other instruments and may enter into certain transactions, and such activities subject the Master Portfolio to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Master Portfolio and its investments. The Master Portfolio’s prospectus provides details of the risks to which the Master Portfolio is subject.
BFA uses an indexing approach to try to achieve the Master Portfolio’s investment objective. The Master Portfolio is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Master Portfolio may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

Market Risk:  The Master Portfolio may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Master Portfolio to reinvest in lower yielding securities. The Master Portfolio may also be exposed to reinvestment risk, which is the risk that income from the Master Portfolio’s portfolio will decline if the Master Portfolio invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Master Portfolio portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Counterparty Credit Risk: The Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Master Portfolio’s portfolio are disclosed in its Schedule of Investments.
The Master Portfolio invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Master Portfolio may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Master Portfolio’s performance.
The Master Portfolio invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Master Portfolio invests.
The Master Portfolio invests a significant portion of  its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Master Portfolio Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Master Investment Portfolio and Investors of U.S. Total Bond Index Master Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of U.S. Total Bond Index Master Portfolio (one of the series constituting Master Investment Portfolio, referred to hereafter as the “Master Portfolio”) as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Master Portfolio as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Master Portfolio’s management. Our responsibility is to express an opinion on the Master Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Master Portfolio in accordance with the relevant ethical requirements relating to our audit, which include standards of the American Institute of Certified Public Accountants (AICPA) Code of Professional Conduct, as well as U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission.
We conducted our audits of these financial statements in accordance with the auditing standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 24, 2026
We have served as the auditor of one or more BlackRock investment companies since 2000.

2025 BlackRock Annual Financial Statements and Additional Information

Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Each of BAL and BFA has contractually agreed to reimburse, or provide offsetting credits to, the Fund/Master Portfolio for the Fund’s/Master Portfolio’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Fund/Master Portfolio may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund/Master Portfolio and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
Additional Information

Additional Information (continued)

Fund and/or MIP Service Providers
Investment Adviser
BlackRock Fund Advisors
San Francisco, CA 94105
Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, PA 19103
Legal Counsel
Ropes & Gray LLP
New York, NY 10036
Address of the Trust/MIP
400 Howard Street
San Francisco, CA 94105

2025 BlackRock Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
ARB	Airport Revenue Bonds
BAB	Build America Bond
BAM	Build America Mutual Assurance Co.
BMO	BMO Capital Markets
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
DAC	Designated Activity Company
GO	General Obligation Bonds
GOL	General Obligation Ltd.
M/F	Multi-Family
MSCI	Morgan Stanley Capital International
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
REIT	Real Estate Investment Trust
RFUCCT	Refinitiv USD IBOR Consumer Cash Fallbacks Term
S&P	Standard & Poor’s
SAB	Special Assessment Bonds
SAP	Subject to Appropriations
SCA	Societe en Commandite par Actions
SOFR	Secured Overnight Financing Rate
TBA	To-Be-Announced
Glossary of Terms Used in these Financial Statements

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Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

December 31, 2025
2025 Annual Financial Statements and Additional Information

BlackRock Funds III
• BlackRock Cash Funds: Institutional
• BlackRock Cash Funds: Treasury

Not FDIC Insured • May Lose Value • No Bank Guarantee

2

Statements of Assets and Liabilities
December 31, 2025

	BlackRock Cash Funds: Institutional	BlackRock Cash Funds: Treasury
ASSETS
Investments, at value — from the applicable Master Portfolio	$ 74,445,364,801	$ 29,898,898,224
Total assets	74,445,364,801	29,898,898,224
LIABILITIES
Payables:
Administration fees	1,299,343	629,164
Income dividend distributions	263,822,047	61,274,554
Professional fees	11,500	11,514
Total liabilities	265,132,890	61,915,232
Commitments and contingent liabilities
NET ASSETS	$ 74,180,231,911	$ 29,836,982,992
NET ASSETS CONSIST OF
Paid-in capital	$ 74,170,495,534	$ 29,835,971,976
Accumulated earnings	9,736,377	1,011,016
NET ASSETS	$ 74,180,231,911	$ 29,836,982,992
NET ASSET VALUE
Institutional
Net assets	N/A	$ 5,773,222,852
Shares outstanding	N/A	5,773,079,356
Net asset value	N/A	$ 1.00
Shares authorized	N/A	Unlimited
Par value	N/A	No par value
SL Agency
Net assets	$ 74,180,231,911	$ 24,063,760,140
Shares outstanding	74,150,243,820	24,062,892,621
Net asset value	$ 1.0004	$ 1.00
Shares authorized	Unlimited	Unlimited
Par value	No par value	No par value
See notes to financial statements.
Fund Statements of Assets and Liabilities
3

Statements of Operations
Year Ended December 31, 2025

	BlackRock Cash Funds: Institutional	BlackRock Cash Funds: Treasury
INVESTMENT INCOME
Net investment income allocated from the applicable Master Portfolio:
Interest — unaffiliated	$3,472,879,565	$919,202,762
Expenses	(78,404,970)	(21,778,320)
Fees waived	23,719,384	6,639,868
Total investment income	3,418,193,979	904,064,310
FUND EXPENSES
Administration — class specific	15,568,936	5,977,227
Professional	11,493	11,497
Total expenses	15,580,429	5,988,724
Less fees waived and/or reimbursed by the Administrator	(11,493)	(11,497)
Total expenses after fees waived and/or reimbursed	15,568,936	5,977,227
Net investment income	3,402,625,043	898,087,083
REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATED FROM THE MASTER PORTFOLIO
Net realized gain (loss) from:
Investments — unaffiliated	324,683	1,794,368
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(1,695,250)	—
Net realized and unrealized gain (loss)	(1,370,567)	1,794,368
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,401,254,476	$899,881,451
See notes to financial statements.
4
2025 BlackRock Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	BlackRock Cash Funds: Institutional		BlackRock Cash Funds: Treasury
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/25	Year Ended 12/31/24

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$3,402,625,043	$3,686,160,199	$898,087,083	$1,155,491,602
Net realized gain	324,683	646,718	1,794,368	1,973,793
Net change in unrealized appreciation (depreciation)	(1,695,250)	(5,649,054)	—	—
Net increase in net assets resulting from operations	3,401,254,476	3,681,157,863	899,881,451	1,157,465,395
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	—	—	(230,238,489)	(341,208,833)
SL Agency	(3,401,579,075)	(3,684,940,336)	(668,387,013)	(813,583,611)
Decrease in net assets resulting from distributions to shareholders	(3,401,579,075)	(3,684,940,336)	(898,625,502)	(1,154,792,444)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	6,117,394,917	6,138,450,089	8,758,324,829	(1,346,624,488)
NET ASSETS
Total increase (decrease) in net assets	6,117,070,318	6,134,667,616	8,759,580,778	(1,343,951,537)
Beginning of year	68,063,161,593	61,928,493,977	21,077,402,214	22,421,353,751
End of year	$74,180,231,911	$68,063,161,593	$29,836,982,992	$21,077,402,214

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Fund Statements of Changes in Net Assets
5

Financial Highlights
(For a share outstanding throughout each period)

	BlackRock Cash Funds: Institutional
	SL Agency
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of year	$1.0004	$1.0005	$1.0000	$1.0003	$1.0006
Net investment income	0.0438	0.0531	0.0523	0.0178	0.0012
Net realized and unrealized gain (loss)	0.0000 (a)	(0.0001)	0.0005	(0.0003)(b)	(0.0003)
Net increase from investment operations	0.0438	0.0530	0.0528	0.0175	0.0009
Distributions(c)
From net investment income	(0.0438)	(0.0531)	(0.0523)	(0.0178)	(0.0012)
From net realized gain	(0.0000)(d)	(0.0000)(d)	(0.0000)(d)	(0.0000)(d)	(0.0000)(d)
Total distributions	(0.0438)	(0.0531)	(0.0523)	(0.0178)	(0.0012)
Net asset value, end of year	$1.0004	$1.0004	$1.0005	$1.0000	$1.0003
Total Return(e)
Based on net asset value	4.46%	5.43%	5.38%	1.79%	0.09%
Ratios to Average Net Assets
Total expenses	0.09%	0.09%	0.09%	0.09%	0.09%
Total expenses after fees waived and/or reimbursed	0.09%	0.09%	0.09%	0.09%	0.09%
Net investment income	4.37%	5.33%	5.22%	1.83%	0.11%
Supplemental Data
Net assets, end of year (000)	$74,180,232	$68,063,162	$61,928,494	$74,327,521	$65,665,603

(a)	Amount is less than $0.00005 per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.00005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
See notes to financial statements.
6
2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Cash Funds: Treasury
	Institutional
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0416	0.0507	0.0494	0.0155	0.0001
Net realized and unrealized gain	0.0001	0.0001	0.0000 (a)	0.0000 (a)(b)	0.0000 (a)
Net increase from investment operations	0.0417	0.0508	0.0494	0.0155	0.0001
Distributions(c)
From net investment income	(0.0416)	(0.0507)	(0.0494)	(0.0155)	(0.0001)
From net realized gain	(0.0001)	(0.0001)	—	(0.0000)(d)	(0.0000)(d)
Total distributions	(0.0417)	(0.0508)	(0.0494)	(0.0155)	(0.0001)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(e)
Based on net asset value	4.24%	5.20%	5.05%	1.56%	0.01%
Ratios to Average Net Assets
Total expenses	0.12%	0.12%	0.12%	0.12%	0.12%
Total expenses after fees waived and/or reimbursed	0.12%	0.12%	0.12%	0.12%	0.06%
Net investment income	4.15%	5.09%	5.01%	1.46%	0.00%(f)
Supplemental Data
Net assets, end of year (000)	$5,773,223	$5,724,776	$6,978,477	$4,071,845	$4,357,983

(a)	Amount is less than $0.00005 per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.00005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Amount is less than 0.005%.
See notes to financial statements.
Fund Financial Highlights
7

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Cash Funds: Treasury (continued)
	SL Agency
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0419	0.0510	0.0497	0.0157	0.0001
Net realized and unrealized gain	0.0001	0.0001	0.0000 (a)	0.0000 (a)(b)	0.0000 (a)
Net increase from investment operations	0.0420	0.0511	0.0497	0.0157	0.0001
Distributions(c)
From net investment income	(0.0419)	(0.0510)	(0.0497)	(0.0157)	(0.0001)
From net realized gain	(0.0001)	(0.0001)	—	(0.0000)(d)	(0.0000)(d)
Total distributions	(0.0420)	(0.0511)	(0.0497)	(0.0157)	(0.0001)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(e)
Based on net asset value	4.27%	5.23%	5.08%	1.58%	0.01%
Ratios to Average Net Assets
Total expenses	0.09%	0.09%	0.09%	0.09%	0.09%
Total expenses after fees waived and/or reimbursed	0.09%	0.09%	0.09%	0.09%	0.06%
Net investment income	4.17%	5.08%	4.99%	1.60%	0.00%(f)
Supplemental Data
Net assets, end of year (000)	$24,063,760	$15,352,626	$15,442,877	$14,479,392	$18,813,987

(a)	Amount is less than $0.00005 per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.00005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Amount is less than 0.005%.
See notes to financial statements.
8
2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements

1.
ORGANIZATION
BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Trust is organized as a Delaware statutory trust.  The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:
Fund Name	Herein Referred To As	Diversification Classification
BlackRock Cash Funds: Institutional	Institutional	Diversified
BlackRock Cash Funds: Treasury	Treasury	Diversified
Each Fund seeks to achieve its investment objective by investing all of its assets in a corresponding series of Master Investment Portfolio (“MIP”): Money Market Master Portfolio and Treasury Money Market Master Portfolio (each, a “Master Portfolio” and together, the “Master Portfolios”). MIP is an affiliate of the Trust. Each Master Portfolio has the same investment objective and strategies as its corresponding Fund. The value of each Fund’s investment in its corresponding Master Portfolio reflects the Fund’s proportionate interest in the net assets of the Master Portfolio. The performance of each Fund is directly affected by the performance of the Master Portfolios. At December 31, 2025, the percentage of each Master Portfolio owned by its corresponding Fund was as follows: Institutional owned 100% of Money Market Master Portfolio and Treasury owned 100% of Treasury Money Market Master Portfolio. The financial statements of the Master Portfolios, including the Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the Funds’ financial statements.
Institutional only offers SL  Agency Shares and is only available for certain eligible investors.  Treasury offers multiple classes of shares. Institutional, Select, SL  Agency, Capital, Premium and Trust Shares are sold without a sales charge and only to certain eligible investors.  All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions and differ principally with respect to administration fees.
The Board of Trustees of the Trust and Board of Trustees of MIP are referred to throughout this report as the “Board” and the members are referred to as “Trustees.”
Treasury operates as a “government money market fund” under Rule 2a-7 under the 1940 Act. The Fund is not subject to discretionary liquidity fees.
Institutional prices and transacts its shares at a net asset value (“NAV”) per share calculated to four decimal places, reflecting market-based values of its portfolio holdings (i.e., at a “floating” NAV).
With respect to Institutional, the Board, or its delegate, must impose a mandatory liquidity fee upon the sale of shares if the Fund’s net redemptions on any business day exceed 5% of the Fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The Board, or its delegate, may also impose a discretionary liquidity fee of up to 2% upon the value of shares redeemed, at certain times, if such fee is determined to be in the best interests of such Fund.
The Funds, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, contributions to and withdrawals from each Master Portfolio are accounted for on a trade date basis.  The Funds record their proportionate share of the Master Portfolio’s income, expenses and realized and unrealized gains and losses on a daily basis.  In addition, the Funds accrue their own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Distributions:  Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are distributed at least annually and are recorded on the ex-dividend dates.  The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Liquidity Fees: Any liquidity fees imposed on the value of shares redeemed are recorded as paid-in-capital. The liquidity fees are collected and retained by Institutional for the benefit of Institutional’s remaining shareholders.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Fund Notes to Financial Statements
9

Notes to Financial Statements  (continued)

Other:  Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by BlackRock Advisors, LLC (the “Administrator”), are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
Recent Accounting Standard: The Funds adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The Funds’ adoption of the new standard did not have a material impact on financial statement disclosures and did not affect each Fund’s financial position or results of operations.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund’s policy is to value its financial instruments at fair value. Each Fund records its investment in the Master Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolio is discussed in Note 3 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.
4.
ADMINISTRATION AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Administration: The Trust, on behalf of each Fund, entered into an Administration Agreement with the Administrator, which has agreed to provide general administrative services (other than investment advice and related portfolio activities). The Administrator has agreed to bear all of the Funds’ ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Funds. The Administrator may delegate certain of its administration duties to sub-administrators. The Administrator is entitled to receive for these administrative services an annual fee based on the average daily net assets of each  Fund as follows:
Fund Name	Capital	Institutional	Premium	Select	SL Agency	Trust
Institutional	N/A	N/A	N/A	N/A	0.02%	N/A
Treasury	0.07%(a)	0.05%	0.10%(a)	0.15%(a)	0.02	0.38%(a)

(a)	No shares outstanding as of December 31, 2025.
From time to time, the Administrator may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Funds and, accordingly, have a favorable impact on their performance.
For the year ended December 31, 2025, the following table shows the class specific administration fees borne directly by each share class of each Fund:
Fund Name	Institutional	SL Agency	Total
Institutional	$ —	$ 15,568,936	$ 15,568,936
Treasury	2,774,128	3,203,099	5,977,227
As of December 31, 2025, the only investors for the SL Agency Shares of Institutional are investment companies for which (i) BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), or an affiliate provides investment advisory or administration services, or (ii) BTC or BIM acts as securities lending agent and which have directed BTC or BIM on their behalf to invest securities lending cash collateral in SL Agency Shares of Institutional. Affiliated shareholders in the SL Agency Shares of the Funds represent a significant portion of the outstanding shares and net assets of Institutional and Treasury.
Distribution Fees:  The Trust, on behalf of each Fund, entered into a Distribution Agreement with BlackRock Investments, LLC (“BRIL”), an affiliate of the Administrator. Shareholders of Capital, Institutional, Premium, Select, SL Agency and Trust Shares of the Funds do not pay any fees for distribution services.
Expense Waivers and Reimbursements:  The Administrator contractually agreed to waive a portion of its administration fees for the Select Shares of Treasury through June 30, 2026. After giving effect to such contractual expense waiver, the administration fees for the Select Shares of Treasury will be 0.13%.
The fees and expenses of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Funds’ independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Funds. The Administrator has contractually agreed to reimburse the Funds or provide an offsetting credit against the administration fees paid by the Funds in an amount equal to these independent expenses through June 30, 2026. These amounts are included in fees waived and/or reimbursed by the Administrator in the Statements of Operations. For the year ended December 31, 2025, the amounts waived were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Administrator
Institutional	$ 11,493
Treasury	11,497
10
2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

The Administrator has also voluntarily agreed to waive and/or reimburse a portion of their respective administration fees to enable the Fund to maintain minimum levels of daily net investment income if applicable. The Administrator may discontinue the waiver and/or reimbursement at any time. For the year ended December 31, 2025, there were no fees waived and/or reimbursed by the Administrator under this agreement.
Interfund Lending: Prior to March 3, 2025, in accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), each Fund could participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.
During the period ended March 3, 2025, the Funds did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock, Inc. (“BlackRock”) or its affiliates.
5.
INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of December 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of  these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Funds’ NAV.
The tax character of distributions paid was as follows:
Fund Name	Year Ended 12/31/25	Year Ended 12/31/24
Institutional
Ordinary income	$ 3,401,579,075	$ 3,684,838,132
Long-term capital gains	—	102,204
	$ 3,401,579,075	$ 3,684,940,336
Treasury
Ordinary income	$ 898,482,964	$ 1,154,773,035
Long-term capital gains	142,538	19,409
	$ 898,625,502	$ 1,154,792,444
As of December 31, 2025, the tax components of accumulated earnings (loss) were as follows:
Fund Name	Undistributed Ordinary Income	Net Unrealized Gains (Losses)(a)
Institutional	$ —	$ 9,736,377
Treasury	1,011,016	—

(a)	The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to dividends payable.
6.
 CAPITAL SHARE TRANSACTIONS
The number of shares sold, reinvested and redeemed for Institutional were transacted at each class’s floating NAV per share calculated to four decimal places.
Transactions in capital shares for each class of Institutional were as follows:
	Year Ended 12/31/25		Year Ended 12/31/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
Institutional
SL Agency
Shares sold	524,313,778,488	$ 524,564,578,367	398,683,610,782	$ 398,900,161,154
Shares issued in reinvestment of distributions	—	—	57,762	57,779
Shares redeemed	(518,198,423,820)	(518,447,183,450)	(392,548,720,333)	(392,761,768,844)
	6,115,354,668	$ 6,117,394,917	6,134,948,211	$ 6,138,450,089
Fund Notes to Financial Statements
11

Notes to Financial Statements  (continued)

The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of all distributions and cost of shares redeemed, respectively, since shares are sold, reinvested and redeemed at $1.00 per share for Treasury.
Transactions in capital shares for each class of Treasury were as follows:
Fund Name / Share Class	Year Ended 12/31/25	Year Ended 12/31/24
Treasury
Institutional
Shares sold	43,720,497,252	43,876,461,176
Shares issued in reinvestment of distributions	217,263,066	331,467,306
Shares redeemed	(43,889,517,232)	(45,462,678,541)
	48,243,086	(1,254,750,059)
SL Agency
Shares sold	404,939,849,050	332,874,125,380
Shares issued in reinvestment of distributions	37,010,282	45,746,759
Shares redeemed	(396,266,777,589)	(333,011,746,568)
	8,710,081,743	(91,874,429)
	8,758,324,829	(1,346,624,488)
7.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
12
2025 BlackRock Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of BlackRock Funds III and Shareholders of each of the two funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities of each of the funds listed in the table below (two of the series constituting BlackRock Funds III, hereafter collectively referred to as the "Funds") as of December 31, 2025, the related statements of operations for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of December 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2025 and each of the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
BlackRock Cash Funds: Institutional
BlackRock Cash Funds: Treasury
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the accounting agent. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 13, 2026
We have served as the auditor of one or more BlackRock investment companies since 2000.
Fund Report of Independent Registered Public Accounting Firm
13

Important Tax Information (unaudited)

The Fund hereby designates the following amount, or maximum amount allowable by law, as capital gain dividends, subject to a long-term capital gains tax rate as noted below, for the fiscal year ended December 31, 2025:
Fund Name	20% Rate Long-Term Capital Gain Dividends
Treasury	$ 142,538
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended December 31, 2025:
Fund Name	Federal Obligation Interest
Institutional	$ 43,290,367
Treasury	434,179,967
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended December 31, 2025:
Fund Name	Interest Dividends
Institutional	$ 3,402,631,552
Treasury	898,124,997
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends and qualified short-term capital gains eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended December 31, 2025:
Fund Name	Interest- Related Dividends	Qualified Short-Term Capital Gains
Institutional	$ 3,159,763,619	$ 324,683
Treasury	898,727,897	1,651,830
14
2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments
December 31, 2025
Money Market Master Portfolio
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Short-Term Securities
Certificates of Deposit — 30.8%
Domestic — 3.8%
Bank of America N.A.
3.82%, 01/05/27	$200,000	$ 200,226,720
3.90%, 09/03/26	143,000	143,051,766
4.11%, 04/27/26(a)	165,000	165,066,840
4.13%, 10/02/26	93,000	93,006,704
4.13%, 10/14/26	178,000	178,054,801
4.17%, 01/04/27	130,000	130,027,032
4.19%, 05/01/26	200,000	200,175,300
4.19%, 05/06/26	100,000	100,090,370
4.50%, 01/02/26	150,000	150,005,445
4.50%, 01/22/26	158,000	158,060,182
4.35%, 07/24/26	100,000	100,311,100
Citibank N.A.
4.48%, 01/21/26	103,000	103,032,136
4.48%, 02/25/26	102,000	102,080,396
(1-day SOFR + 0.29%), 4.00%, 01/22/26(a)	112,000	112,014,538
(1-day SOFR + 0.39%), 4.10%, 03/27/26(a)	165,000	165,078,474
(1-day SOFR + 0.41%), 4.12%, 04/22/26(a)	110,000	110,065,186
Goldman Sachs Bank USA/New York, 4.00%, 07/01/26(a)	148,000	147,999,201
HSBC Bank USA N.A., 4.06%, 07/10/26(a)	190,000	190,121,087
State Street Bank & Trust Co., 3.96%, 05/27/26(a)	100,000	100,025,310
Wells Fargo Bank N.A., (1-day SOFR + 0.31%), 4.02%, 06/02/26(a)	159,000	159,080,391
		2,807,572,979
Yankee — 27.0%
Banco Santander SA/New York(b)
3.93%, 07/02/26	100,000	100,063,840
4.00%, 04/07/26	130,000	130,063,609
4.05%, 04/09/26	200,000	200,125,360
4.06%, 03/20/26	100,000	100,048,650
4.15%, 06/04/26	50,000	50,063,545
4.43%, 02/26/26	200,000	200,166,220
(1-day SOFR + 0.34%), 4.05%, 02/05/26(a)	226,000	226,052,251
Bank of America N.A./New York, 4.49%, 01/13/26(b)	155,000	155,036,239
Bank of Montreal/Chicago(a)(b)
4.11%, 12/10/26	145,000	145,036,127
4.11%, 12/17/26	177,000	177,011,252
4.11%, 01/22/27	283,000	283,650,900
Bank of Montreal/New York(a)(b)
4.03%, 10/06/26	145,000	145,019,126
4.11%, 08/25/26	175,000	175,098,009
4.11%, 09/18/26	166,000	166,090,483
4.11%, 10/01/26	120,000	120,059,303
4.11%, 12/24/26	45,000	44,999,910
(1-day SOFR + 0.47%), 4.18%, 05/20/26	110,000	110,095,924
Bank of Nova Scotia/New York(b)
3.80%, 01/08/27	140,000	140,102,032
(1-day SOFR + 0.31%), 4.02%, 02/05/26(a)	178,000	178,034,212
(1-day SOFR + 0.39%), 4.10%, 06/01/26(a)	200,000	200,158,500
(1-day SOFR + 0.40%), 4.11%, 04/10/26(a)	100,000	100,068,770
Barclays Bank PLC/New York(b)
3.83%, 06/30/26	133,000	133,000,000
3.93%, 12/09/26	100,000	100,094,820
4.04%, 08/10/26(a)	150,000	150,023,685
4.08%, 09/25/26(a)	250,000	250,076,500
4.11%, 11/13/26(a)	86,000	86,013,760
(1-day SOFR + 0.40%), 4.11%, 05/08/26(a)	150,000	150,104,340
Security	Par (000)	Value
Yankee (continued)
Barclays Bank PLC/New York(b) (continued)
(1-day SOFR + 0.44%), 4.15%, 04/21/26(a)	$154,000	$ 154,121,829
Bayerische Landesbank/New York(b)
4.23%, 02/13/26	100,000	100,046,550
4.30%, 02/11/26	65,000	65,033,807
BNP Paribas SA/New York, 3.96%, 02/10/26(b)	150,000	150,023,700
Canadian Imperial Bank of Commerce/New York(b)
3.87%, 12/04/26	200,000	200,218,840
4.08%, 07/14/26(a)	154,000	154,120,494
4.11%, 08/03/26(a)	125,000	125,115,009
4.11%, 11/09/26(a)	175,000	175,054,479
4.11%, 12/14/26(a)	106,000	106,003,018
4.40%, 06/10/26	150,000	150,332,730
(1-day SOFR + 0.28%), 3.99%, 04/08/26(a)	125,000	125,062,963
(1-day SOFR + 0.31%), 4.02%, 02/06/26(a)	160,000	160,038,720
(1-day SOFR + 0.42%), 4.13%, 06/08/26(a)	175,000	175,164,953
(1-day SOFR + 0.46%), 4.17%, 05/15/26(a)	132,000	132,130,599
(1-day SOFR + 0.47%), 4.18%, 05/21/26(a)	100,000	100,107,212
(1-day SOFR + 0.47%), 4.18%, 05/22/26(a)	109,000	109,117,685
Cooperatieve Rabobank UA/New York, (1-day SOFR + 0.32%), 4.03%, 02/04/26(a)(b)	148,500	148,536,397
Credit Agricole Corporate & Investment Bank SA/New York(b)
3.95%, 02/13/26(a)	175,000	175,041,160
4.22%, 02/02/26	239,000	239,097,847
Credit Industriel et Commercial/New York, 4.39%, 03/02/26(b)	150,000	150,132,975
Deutsche Bank AG/New York(b)
3.88%, 12/17/26	150,000	150,048,225
3.93%, 12/08/26	87,000	87,064,415
Landesbank Baden-Wuerttemberg/New York, 3.90%, 06/05/26(b)	160,000	160,115,664
Lloyds Bank Corporate Markets PLC/New York(b)
4.38%, 03/26/26	171,000	171,199,625
(1-day SOFR + 0.45%), 4.16%, 05/27/26(a)	204,000	204,209,141
Mitsubishi UFJ Trust & Banking Corp./New York(a)(b)
4.09%, 11/24/26	250,000	250,107,875
4.11%, 08/11/26	200,000	200,156,020
Mizuho Bank Ltd./New York(b)
3.84%, 01/02/26	500,000	500,003,800
3.95%, 01/12/26(a)	100,000	100,005,340
3.95%, 01/13/26(a)	100,000	100,005,970
4.11%, 10/14/26(a)	229,000	229,169,620
4.31%, 02/17/26	241,000	241,154,842
(1-day SOFR + 0.35%), 4.06%, 01/30/26(a)	193,000	193,042,383
(1-day SOFR + 0.35%), 4.06%, 02/06/26(a)	100,000	100,025,740
MUFG Bank Ltd./New York(b)
3.82%, 07/31/26	250,000	250,043,250
3.90%, 07/15/26	250,000	250,081,500
3.95%, 01/13/26(a)	125,000	125,007,775
3.96%, 02/13/26(a)	100,000	100,015,950
3.99%, 07/02/26(a)	173,000	173,001,505
4.20%, 03/02/26	200,000	200,132,940
4.46%, 02/27/26	200,000	200,197,600
Nordea Bank Abp/New York(a)(b)
3.98%, 04/10/26	190,000	190,097,698
4.06%, 01/04/27	75,000	74,996,985
(1-day SOFR + 0.38%), 4.09%, 04/28/26	200,000	200,161,120
Oversea-Chinese Banking Corp. Ltd./New York(a)(b)
3.99%, 09/03/26	100,000	99,995,140
(1-day SOFR + 0.40%), 4.11%, 04/24/26	85,000	85,046,283
Master Portfolio Schedule of Investments
15

Schedule of Investments (continued)
December 31, 2025
Money Market Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Yankee (continued)
Royal Bank of Canada/New York(b)
3.85%, 12/04/26	$250,000	$ 250,228,325
3.96%, 11/18/26	140,000	140,240,772
4.03%, 10/07/26(a)	169,000	169,029,102
4.06%, 11/13/26(a)	120,000	120,026,592
4.23%, 02/27/26	93,000	93,063,026
(1-day SOFR + 0.28%), 3.99%, 04/07/26(a)	140,000	140,035,252
(1-day SOFR + 0.38%), 4.09%, 05/05/26(a)	150,000	150,089,955
Standard Chartered Bank/New York(b)
4.13%, 01/29/27(a)	250,000	250,017,645
4.14%, 10/14/26(a)	100,000	100,043,628
4.14%, 10/15/26(a)	75,000	75,033,326
4.15%, 11/23/26(a)	150,000	150,048,889
4.16%, 07/06/26(a)	180,000	180,172,179
4.16%, 01/19/27(a)	250,000	250,095,155
4.42%, 03/03/26	225,000	225,181,822
4.67%, 02/12/26	152,000	152,122,330
(1-day SOFR + 0.37%), 4.08%, 01/28/26(a)	175,000	175,038,412
Sumitomo Mitsui Banking Corp./New York(a)(b)
3.99%, 07/14/26	192,000	192,004,454
4.09%, 11/24/26	105,000	104,993,070
4.09%, 12/01/26	172,000	171,980,014
4.11%, 12/24/26	300,000	300,028,800
Sumitomo Mitsui Trust/New York(b)
3.95%, 01/13/26(a)	300,000	300,015,795
3.95%, 01/26/26(a)	125,000	125,014,300
3.99%, 06/16/26(a)	149,000	149,018,387
4.03%, 02/20/26	139,000	139,054,558
4.14%, 06/04/26	99,000	99,092,605
4.15%, 05/29/26	175,000	175,152,442
4.18%, 03/05/26	93,000	93,062,849
4.20%, 03/02/26	200,000	200,139,320
4.21%, 05/19/26	179,000	179,178,230
4.32%, 01/07/26	280,000	280,031,332
4.42%, 02/27/26	133,000	133,079,281
4.43%, 03/03/26	200,000	200,149,260
4.43%, 03/04/26	50,000	50,038,285
4.45%, 03/05/26	250,000	250,204,725
(1-day SOFR + 0.30%), 4.01%, 02/27/26(a)	200,000	200,062,760
(1-day SOFR + 0.33%), 4.10%, 01/02/26(a)	163,000	163,002,086
Svenska Handelsbanken AB/New York(b)
3.94%, 11/17/26	74,000	74,103,889
(1-day SOFR + 0.24%), 3.95%, 03/04/26(a)	160,000	160,040,688
(1-day SOFR + 0.26%), 3.97%, 02/20/26(a)	75,000	75,016,680
(1-day SOFR + 0.33%), 4.10%, 01/02/26(a)	222,000	222,004,329
(1-day SOFR + 0.38%), 4.09%, 04/30/26(a)	100,000	100,080,660
(1-day SOFR + 0.40%), 4.11%, 04/10/26(a)	100,000	100,077,240
(1-day SOFR + 0.40%), 4.11%, 04/22/26(a)	100,000	100,066,416
Swedbank AB/New York, 3.98%, 04/13/26(a)(b)	120,000	120,048,204
Toronto-Dominion Bank/New York(a)(b)
3.99%, 04/13/26	100,000	100,038,180
4.03%, 10/07/26	178,000	178,017,569
4.11%, 08/03/26	169,000	169,136,520
4.11%, 09/04/26	175,000	175,150,587
(1-day SOFR + 0.28%), 3.99%, 04/13/26	125,000	125,045,375
(1-day SOFR + 0.35%), 4.06%, 06/04/26	150,000	150,086,488
(1-day SOFR + 0.40%), 4.11%, 07/27/26	140,000	140,126,364
(1-day SOFR + 0.45%), 4.16%, 04/28/26	125,000	125,120,663
Security	Par (000)	Value
Yankee (continued)
Toronto-Dominion Bank/New York(a)(b) (continued)
(1-day SOFR + 0.45%), 4.16%, 05/04/26	$125,000	$ 125,111,039
(1-day SOFR + 0.47%), 4.18%, 05/22/26	109,000	109,114,259
Westpac Banking Corp./New York, 4.46%, 01/23/26(b)	100,000	100,034,870
		20,120,133,723
		22,927,706,702
Commercial Paper — 21.8%
Alinghi Funding Co. LLC(c)
4.21%, 05/14/26	150,000	150,003,572
4.13%, 07/16/26	150,000	150,005,336
Aquitaine Funding Co. LLC, 3.75%, 01/06/26(c)(d)	474,000	473,702,518
Australia & New Zealand Banking Group Ltd., (1-day SOFR + 0.24%), 3.95%, 03/12/26(a)(c)	100,000	100,028,520
Bank of Montreal(a)(c)
4.11%, 12/16/26	106,000	105,979,436
(1-day SOFR + 0.28%), 3.99%, 04/08/26	125,000	125,045,125
Bank of New York Mellon, 4.03%, 04/07/26(a)	55,000	55,018,051
Bank of New Zealand, 3.99%, 08/12/26(c)(d)	170,000	166,101,033
Bennington Stark Capital Co. LLC, 4.04%, 03/18/26(c)(d)	283,000	280,683,503
Caisse des Depots et Consignations, 4.23%, 01/06/26(c)(d)	200,000	199,876,580
Chesham Finance Ltd / Chesham Finance LLC - Series 1(c)(d)
3.72%, 01/02/26	335,200	335,130,748
3.73%, 01/02/26	500,000	499,896,700
3.75%, 01/05/26	151,000	150,921,737
3.74%, 01/08/26	500,000	499,688,335
Columbia Funding Co. LLC, 4.08%, 06/29/26(a)(c)	175,000	175,022,743
Concord Minutemen Capital Co. LLC(c)
Series B, 4.01%, 02/13/26(a)	139,000	139,014,601
Series C, 4.21%, 09/03/26(a)	175,000	175,020,069
Series D, 4.52%, 01/13/26(d)	200,000	199,729,700
Endeavour Funding Co. LLC, 4.29%, 02/27/26(c)(d)	226,000	224,623,909
Erste Finance Delaware LLC, 3.63%, 01/05/26(c)(d)	420,000	419,783,910
First Abu Dhabi Bank PJSC(c)(d)
3.88%, 07/07/26	162,000	158,828,072
3.87%, 07/10/26	275,000	269,535,447
3.87%, 07/13/26	100,000	97,983,840
Great Bear Funding LLC, 3.74%, 01/06/26(c)(d)	106,000	105,934,004
Helvetica Funding Co. LLC(c)
4.26%, 01/07/26(d)	78,000	77,943,278
4.21%, 06/02/26(a)	175,000	175,004,779
Hqla Funding LLC(c)(d)
3.75%, 01/02/26	489,257	489,152,788
3.75%, 01/06/26	544,000	543,659,238
HSBC Bank PLC(a)(c)
4.08%, 12/02/26	152,000	151,981,486
(1-day SOFR + 0.30%), 4.01%, 01/28/26	130,000	130,020,475
(1-day SOFR + 0.30%), 4.01%, 02/24/26	100,000	100,025,870
(1-day SOFR + 0.37%), 4.08%, 01/05/26	141,000	141,005,499
ING U.S. Funding LLC(a)
4.01%, 04/02/26(c)	230,000	230,054,142
3.98%, 06/26/26(c)	175,000	175,012,407
3.99%, 08/14/26(c)	111,000	111,006,771
(1-day SOFR + 0.30%), 4.01%, 02/06/26	165,000	165,033,099
Intrepid Funding Co. LLC, 4.24%, 03/02/26(c)(d)	187,000	185,808,492
16
2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
Money Market Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Paper (continued)
Ionic Funding LLC(d)
3.75%, 01/06/26(c)	$90,000	$ 89,943,363
4.24%, 01/09/26	138,000	137,869,300
4.04%, 03/17/26	235,000	233,107,169
Landesbank Baden-Wuerttemberg/New York, 3.64%, 01/02/26(d)	55,000	54,988,824
Legacy Capital Co. LLC(a)(c)
Series A, 4.06%, 04/10/26	91,000	91,005,905
Series A, 4.06%, 04/13/26	89,000	89,005,749
Lloyds Bank PLC(c)
4.21%, 03/03/26(d)	200,000	198,712,000
4.04%, 06/16/26(a)	75,000	75,019,403
Macquarie Bank Ltd.(c)
4.47%, 01/12/26(d)	185,000	184,770,729
4.25%, 02/27/26(d)	41,000	40,753,701
4.26%, 03/20/26(d)	146,000	144,804,946
4.11%, 12/18/26(a)	209,000	209,034,652
(1-day SOFR + 0.30%), 4.01%, 03/20/26(a)	149,000	149,058,453
(1-day SOFR + 0.30%), 4.01%, 03/23/26(a)	150,000	150,057,930
(1-day SOFR + 0.43%), 4.14%, 04/22/26(a)	123,000	123,104,415
Macquarie Group Ltd., 4.04%, 03/17/26(c)(d)	284,000	281,673,330
National Australia Bank Ltd.(a)(c)
3.95%, 02/02/26	150,000	150,020,085
3.95%, 02/09/26	168,000	168,026,174
4.01%, 09/25/26	50,000	50,004,140
National Bank of Canada(c)
4.52%, 02/02/26(d)	161,000	160,452,165
3.97%, 06/16/26(a)	73,000	73,024,550
4.11%, 12/18/26(a)	150,000	150,009,699
4.11%, 12/29/26(a)	195,000	195,012,587
(1-day SOFR + 0.38%), 4.09%, 05/29/26(a)	100,000	100,087,190
Overwatch Alpha Funding LLC(d)
3.75%, 01/02/26	310,000	309,935,954
3.75%, 01/06/26(c)	500,000	499,688,700
Ranger Funding Co. LLC, 4.24%, 03/05/26(c)(d)	161,000	159,923,425
Royal Bank of Canada(c)
3.98%, 04/10/26(a)	223,000	223,061,370
3.99%, 04/10/26(a)	150,000	150,037,680
4.40%, 05/27/26(d)	100,000	98,479,370
3.98%, 08/10/26(a)	150,000	150,016,470
(1-day SOFR + 0.34%), 4.05%, 01/02/26(a)	159,000	159,003,180
(1-day SOFR + 0.38%), 4.09%, 05/01/26(a)	170,000	170,099,586
Sumitomo Mitsui Trust(c)(d)
4.29%, 01/13/26	33,300	33,255,588
4.29%, 01/14/26	250,000	249,640,675
4.29%, 01/16/26	53,000	52,912,815
Swedbank AB(c)
4.18%, 03/06/26(d)	100,000	99,325,570
3.97%, 06/17/26(a)	73,000	73,013,709
(1-day SOFR + 0.32%), 4.03%, 01/06/26(a)	125,000	125,004,988
(1-day SOFR + 0.39%), 4.10%, 04/27/26(a)	97,000	97,079,734
Toyota Motor Credit Corp., 3.99%, 06/26/26(a)	150,000	150,033,600
UBS AG(a)(c)
4.29%, 10/15/26	159,000	159,012,749
4.23%, 11/05/26	130,000	130,026,332
(1-day SOFR + 0.40%), 4.25%, 05/01/26	125,000	125,016,036
(1-day SOFR + 0.45%), 4.41%, 04/14/26	142,000	142,011,245
Verto Capital Compartment B(c)(d)
3.70%, 01/02/26	119,000	118,975,010
4.04%, 03/18/26	282,000	279,653,675
Verto Capital I Compartment A, 3.86%, 01/14/26(a)(c)	743,000	743,015,388
Security	Par (000)	Value
Commercial Paper (continued)
Verto Capital I Compartment C, 4.04%, 03/19/26(c)(d)	$250,000	$ 247,892,925
Washington Morgan Capital Co. LLC, Series A, 4.11%, 08/07/26(a)(c)	140,000	140,005,618
Westpac Banking Corp., (1-day SOFR + 0.34%), 4.05%, 04/30/26(a)(c)	100,000	100,060,290
		16,218,993,954
Corporate Bonds — 1.0%
Automobiles — 0.1%
Toyota Motor Credit Corp., (1-day SOFR + 0.30%), 4.01%, 02/24/26(a)	120,605	120,599,021
Capital Markets — 0.7%
Mizuho Markets Cayman LP(a)(c)
4.45%, 11/16/26	300,000	300,114,597
4.30%, 12/21/26	200,000	200,063,160
		500,177,757
Insurance — 0.2%
Athene Global Funding, (1-day SOFR + 0.68%), 4.50%, 08/10/26(a)(c)	57,630	57,696,406
New York Life Global Funding, (1-day SOFR + 0.34%), 4.13%, 08/24/26(a)(c)	77,080	77,125,345
		134,821,751
		755,598,529
Municipal Bonds — 0.6%
Iowa — 0.1%
Iowa Student Loan Liquidity Corp., RB, Series 2023-1, VRDN, 3.83%, 01/07/26(e)	47,843	47,843,000
Minnesota — 0.1%
Ecmc Group, Inc., RB, VRDN, 3.83%, 01/07/26(e)	77,600	77,600,000
Montana — 0.0%
Taxable Municipal Funding Trust, RB, Series 2018-4, VRDN, (AGM-CR), 3.90%, 01/07/26(c)(e)	2,900	2,900,000
New Hampshire — 0.0%
New Hampshire Business Finance Authority, RB, Series A, VRDN, 3.95%, 01/07/26(c)(e)	12,500	12,500,000
New York — 0.3%
California State University, RB, Series 2021, VRDN, 3.82%, 01/07/26(c)(e)	2,000	2,000,000
Jets Stadium Development LLC, RB(c)(e)
Series A-4A, VRDN, 4.25%, 01/07/26	37,555	37,555,000
Series A-4B, VRDN, 4.25%, 01/07/26	2,300	2,300,000
Series A-4C, VRDN, 4.25%, 01/07/26	32,400	32,400,000
Jets Stadium Finance Issuer 2015 LLC, RB, VRDN, 4.85%, 01/07/26(c)(e)	114,180	114,180,000
Taxable Municipal Funding Trust, RB, Series 2019, VRDN, 3.90%, 01/07/26(c)(e)	47,935	47,935,000
		236,370,000
Ohio — 0.0%
Mizuho Floater/Residual Trust, RB, Series 2020, VRDN, 3.76%, 01/07/26(c)(e)	28,765	28,765,000
Texas — 0.1%
North Texas Higher Education Authority, Inc., RB, Series 2023-1, VRDN, 3.83%, 01/07/26(e)	31,100	31,100,000
		437,078,000
Master Portfolio Schedule of Investments
17

Schedule of Investments (continued)
December 31, 2025
Money Market Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Time Deposits — 3.9%
Canadian Imperial Bank of Commerce/New York, 3.64%, 01/02/26	$50,000	$ 50,000,000
Landesbank Hessen-Thueringen, 3.65%, 01/02/26	2,000,000	2,000,000,000
Mizuho Bank Ltd./New York, 3.64%, 01/02/26	162,000	162,000,000
Royal Bank of Canada, 3.85%, 01/02/26	432,000	432,000,000
Skandinaviska Enskilda Banken, 3.63%, 01/02/26	252,000	252,000,000
		2,896,000,000
U.S. Treasury Obligations — 0.7%
U.S. Treasury Notes(a)
(3-mo.Treasury money market yield + 0.15%), 3.75%, 04/30/26	182,000	181,987,424
(3-mo.Treasury money market yield + 0.16%), 3.76%, 07/31/27	400,000	400,230,664
		582,218,088
Total Short-Term Securities —58.8% (Cost: $43,802,360,636)		43,817,595,273
Total Repurchase Agreements — 38.2% (Cost: $28,408,155,000)		28,408,155,000
Total Investments — 97.0% (Cost: $72,210,515,636(f))		72,225,750,273
Other Assets Less Liabilities — 3.0%		2,219,614,528
Net Assets — 100.0%		$ 74,445,364,801

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Issuer is a U.S. branch of foreign domiciled bank.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Rates are the current rate or a range of current rates as of period end.
(e)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(f)	Cost for U.S. federal income tax purposes.
Repurchase Agreements
	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	At Value	Proceeds Including Interest	Position	Original Par	Position Received, at Value
Bank of Nova Scotia	3.80%(a)	12/31/25	01/02/26	$ 450,000	$ 450,000,000	$ 450,095,000	Corporate Debt/Obligation, 2.15% to 6.86%, due 8/15/28 to 5/01/55	$ 455,179,000	$ 472,599,800
	3.86 (a)	12/31/25	01/02/26	975,000	975,000,000	975,209,083	Corporate Debt/Obligation, 0.95% to 8.25%, due 3/15/26 to 12/31/79	1,035,916,000	1,025,537,352
	4.04 (a)	12/31/25	02/04/26	130,000	130,000,000	130,510,611	Corporate Debt/Obligation, 1.93% to 8.00%, due 4/21/26 to 12/31/79	138,819,000	140,880,075
Total Bank of Nova Scotia					$ 1,555,000,000				$ 1,639,017,227
Barclays Bank PLC	3.72 (a)	12/31/25	01/07/26	202,000	202,000,000	202,146,113	U.S. Government Sponsored Agency Obligation, 3.00% to 6.50%, due 4/15/39 to 3/15/68	294,392,371	206,040,001
	3.74 (a)	12/31/25	01/02/26	930,000	930,000,000	930,193,233	Corporate Debt/Obligation, 0.70% to 9.25%, due 1/09/26 to 11/26/85	985,159,000	976,500,089
	3.84 (a)	12/31/25	01/07/26	74,000	74,000,000	74,055,253	Corporate Debt/Obligation, 0.00% to 7.26%, due 1/16/31 to 11/25/68	221,000,352	79,185,730
	4.04 (a)	12/31/25	02/05/26	70,000	70,000,000	70,282,800	Corporate Debt/Obligation, 0.00% to 7.30%, due 7/25/32 to 12/25/64	252,540,389	76,271,794
	3.82	12/31/25	01/02/26	5,000	5,000,000	5,001,061	U.S. Treasury Obligation, 0.00% to 5.38%, due 1/06/26 to 11/15/55	6,108,900	5,100,046
18
2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
Money Market Master Portfolio

Repurchase Agreements (continued)
	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	At Value	Proceeds Including Interest	Position	Original Par	Position Received, at Value
Barclays Bank PLC (continued)	3.76%(a)	12/31/25	01/02/26	$ 290,000	$ 290,000,000	$ 290,060,578	Corporate Debt/Obligation, 0.00% to 22.45%, due 12/01/29 to 4/01/2122	$ 646,386,131	$ 310,745,350
	3.87 (a)	12/31/25	01/07/26	100,000	100,000,000	100,075,250	Corporate Debt/Obligation, 0.00% to 7.83%, due 6/15/27 to 10/25/66	150,266,183	107,004,860
Total Barclays Bank PLC					$ 1,671,000,000				$ 1,760,847,870
Barclays Capital, Inc.	3.87 (a)	12/31/25	02/04/26	274,000	274,000,000	275,030,925	U.S. Treasury Obligation, 0.00%, due 8/15/27	554,860,204	279,480,000
	4.04 (a)	12/31/25	02/05/26	68,000	68,000,000	68,274,720	Corporate Debt/Obligation, 2.95% to 11.00%, due 2/25/28 to 6/25/60	412,099,104	85,000,000
Total Barclays Capital, Inc.					$ 342,000,000				$ 364,480,000
BNP Paribas SA	3.74 (a)	12/31/25	01/02/26	475,500	475,500,000	475,598,798	Corporate Debt/Obligation, 0.20% to 12.34%, due 11/16/26 to 4/25/70	1,008,388,928	521,332,669
	4.08 (a)	12/31/25	04/05/26	85,000	85,000,000	85,915,167	Corporate Debt/Obligation, 0.00% to 13.50%, due 4/15/26 to 12/31/79	100,447,991	96,090,470
Total BNP Paribas SA					$ 560,500,000				$ 617,423,139
BofA Securities, Inc.	3.78	12/31/25	01/02/26	131,000	131,000,000	131,027,510	Corporate Debt/Obligation, 0.00% to 9.34%, due 11/15/27 to 1/27/70	703,463,628	140,170,000
	3.80	12/31/25	01/02/26	44,000	44,000,000	44,009,289	Corporate Debt/Obligation, 0.00% to 7.37%, due 11/15/27 to 1/25/69	77,285,723	47,163,201
	3.93 (a)	12/31/25	02/04/26	398,000	398,000,000	399,520,692	Corporate Debt/Obligation, 0.00% to 8.60%, due 2/26/26 to 11/25/70	1,680,289,359	425,855,949
Total BofA Securities, Inc.					$ 573,000,000				$ 613,189,150
Citigroup Global Markets, Inc.	3.83	12/31/25	01/02/26	22,000	22,000,000	22,004,681	U.S. Treasury Obligation, 4.00%, due 1/31/29	21,778,500	22,440,053
	3.78 (a)	12/31/25	01/02/26	150,000	150,000,000	150,031,500	U.S. Treasury Obligation, 0.00% to 2.38%, due 1/06/26 to 2/15/32	160,684,900	154,225,608
	3.82	12/31/25	01/02/26	75,000	75,000,000	75,015,917	U.S. Treasury Obligation, 3.50% to 4.38%, due 8/15/26 to 2/15/33	76,161,190	76,500,009
	3.82	12/31/25	01/02/26	350,000	350,000,000	350,074,278	U.S. Treasury Obligation, 3.50% to 4.50%, due 12/15/28 to 6/30/29	349,083,100	357,000,044
Total Citigroup Global Markets, Inc.					$ 597,000,000				$ 610,165,714
Credit Agricole Corp.(b)	3.82	12/31/25	01/02/26	206,000	206,000,000	206,043,718	U.S. Treasury Obligation, 0.63% to 4.63%, due 3/31/27 to 5/15/34	213,811,277	210,120,003
	3.83	12/31/25	01/02/26	100,000	100,000,000	100,021,278	U.S. Government Sponsored Agency Obligation, 2.50% to 6.50%, due 7/01/53 to 10/01/55	128,075,189	103,000,000
	3.85	12/31/25	01/02/26	476,000	476,000,000	476,101,811	Corporate Debt/Obligation, 0.00% to 9.25%, due 1/02/26 to 12/31/79	506,414,988	503,182,305
	3.84 (a)	12/31/25	01/07/26	181,000	181,000,000	181,135,147	Corporate Debt/Obligation, 0.00% to 7.97%, due 1/02/26 to 12/31/79	224,687,751	193,323,696
Total Credit Agricole Corp.					$ 963,000,000				$ 1,009,626,004
Master Portfolio Schedule of Investments
19

Schedule of Investments (continued)
December 31, 2025
Money Market Master Portfolio

Repurchase Agreements (continued)
	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	At Value	Proceeds Including Interest	Position	Original Par	Position Received, at Value
Deutsche Bank Securities, Inc.	3.84%	12/31/25	01/02/26	$ 5,000	$ 5,000,000	$ 5,001,067	U.S. Treasury Obligation, 3.88% to 4.38%, due 8/31/28 to 9/30/29	$ 4,919,200	$ 5,100,099
	3.87	12/31/25	01/02/26	1,760,000	1,760,000,000	1,760,378,400	U.S. Treasury Obligation, 0.00% to 6.75%, due 1/12/26 to 4/15/60	3,094,387,465	1,797,897,310
Total Deutsche Bank Securities, Inc.					$ 1,765,000,000				$ 1,802,997,409
Federal Reserve Bank of New York	3.50	12/31/25	01/02/26	25,000	25,000,000	25,004,861	U.S. Treasury Obligation, 1.88%, due 2/15/32	27,740,900	25,004,905
Fixed Income Clearing Corporation - BNYM	3.83	12/31/25	01/02/26	1,000,000	1,000,000,000	1,000,212,778	U.S. Government Sponsored Agency Obligation, 1.50% to 7.00%, due 9/30/26 to 3/01/56	2,317,500,861	1,029,675,430
Fixed Income Clearing Corporation - NOMU	3.83	12/31/25	01/02/26	3,580,000	3,580,000,000	3,580,761,744	U.S. Treasury Obligation, 0.63% to 4.38%, due 5/15/26 to 5/15/35	3,825,688,900	3,651,600,059
Fixed Income Clearing Corporation - WFBK	3.82	12/31/25	01/02/26	1,925,000	1,925,000,000	1,925,408,528	U.S. Treasury Obligation, 1.88% to 4.75%, due 11/15/42 to 11/15/54	2,425,968,500	1,963,500,035
Goldman Sachs & Co.	3.84	12/31/25	01/02/26	67,000	67,000,000	67,014,293	U.S. Government Sponsored Agency Obligation, 2.00% to 7.00%, due 12/15/26 to 7/20/65	168,150,355	68,340,001
	4.13 (a)	12/31/25	02/14/26	32,500	32,500,000	32,667,781	Corporate Debt/Obligation, 3.75% to 9.00%, due 9/26/27 to 5/15/67	35,586,000	34,125,133
Total Goldman Sachs & Co.					$ 99,500,000				$ 102,465,134
J.P. Morgan Securities LLC	3.83	12/31/25	01/02/26	604,000	604,000,000	604,128,518	U.S. Government Sponsored Agency Obligation, 2.00% to 8.50%, due 9/20/29 to 12/20/55	955,236,230	616,080,001
	4.12 (a)	12/31/25	03/31/26	435,000	435,000,000	439,480,500	Corporate Debt/Obligation, 0.00% to 8.13%, due 1/15/26 to 12/31/79	606,894,677	464,080,049
	3.74 (a)	12/31/25	01/07/26	821,000	821,000,000	821,597,049	U.S. Government Sponsored Agency Obligation, 2.00% to 2.50%, due 7/20/51 to 11/20/51	1,458,338,779	837,420,001
	3.76 (a)	12/31/25	01/02/26	50,000	50,000,000	50,010,444	Corporate Debt/Obligation, 0.00%, due 1/02/26	121,031	55,000,117
	3.81 (a)	12/31/25	01/07/26	445,000	445,000,000	445,329,671	Corporate Debt/Obligation, 0.00%, due 12/31/2500	6,341,467	489,500,009
	3.84 (a)	12/31/25	01/07/26	650,000	650,000,000	650,485,333	Corporate Debt/Obligation, 1.63% to 7.88%, due 3/01/26 to 7/15/97	681,565,000	682,500,186
	3.89 (a)	12/31/25	01/07/26	381,405	381,405,000	381,693,491	Corporate Debt/Obligation, 0.25% to 7.00%, due 2/01/26 to 11/01/31	357,414,000	427,173,943
	3.89 (a)	12/31/25	01/07/26	455,000	455,000,000	455,344,157	Corporate Debt/Obligation, 0.00% to 8.75%, due 1/15/26 to 4/15/2122	496,018,000	483,807,241
	4.01 (a)	12/31/25	03/31/26	140,000	140,000,000	141,403,500	Corporate Debt/Obligation, 0.00% to 8.63%, due 1/02/26 to 12/26/69	1,375,686,088	149,727,265
	3.82	12/31/25	01/02/26	4,000,000	4,000,000,000	4,000,848,889	U.S. Treasury Obligation, 1.13% to 4.13%, due 9/30/27 to 8/15/40	4,065,859,600	4,080,000,030
20
2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
Money Market Master Portfolio

Repurchase Agreements (continued)
	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	At Value	Proceeds Including Interest	Position	Original Par	Position Received, at Value
J.P. Morgan Securities LLC (continued)	3.76%(a)	12/31/25	01/02/26	$ 200,000	$ 200,000,000	$ 200,041,778	Corporate Debt/Obligation, 0.00% to 6.00%, due 6/30/26 to 10/16/63	$ 658,133,127	$ 210,000,001
	3.84 (a)	12/31/25	01/02/26	100,000	100,000,000	100,021,333	Corporate Debt/Obligation, 0.00% to 8.50%, due 2/01/26 to 12/31/79	104,733,000	105,237,470
	3.86 (a)	12/31/25	01/02/26	163,000	163,000,000	163,034,954	Corporate Debt/Obligation, 0.00% to 7.95%, due 1/15/26 to 3/12/71	171,736,202	172,063,798
	3.95 (a)	12/31/25	04/01/26	325,000	325,000,000	328,245,035	Corporate Debt/Obligation, 0.00% to 7.80%, due 2/14/26 to 8/15/2122	349,718,000	344,625,339
	4.12 (a)	12/31/25	03/31/26	205,000	205,000,000	207,111,500	Corporate Debt/Obligation, 0.00% to 8.75%, due 1/15/26 to 7/25/69	641,244,237	217,767,227
Total J.P. Morgan Securities LLC					$ 8,974,405,000				$ 9,334,982,677
Mizuho Security USA, Inc.	3.79 (a)	12/31/25	01/02/26	110,000	110,000,000	110,023,161	Corporate Debt/Obligation, 3.63% to 5.25%, due 9/30/30 to 3/15/56	111,626,600	115,769,510
	4.09 (a)	12/31/25	02/04/26	166,000	166,000,000	166,660,081	Corporate Debt/Obligation, 0.00% to 8.13%, due 1/02/26 to 12/01/70	170,262,507	171,264,000
	4.19 (a)	12/31/25	04/01/26	110,000	110,000,000	111,165,053	Corporate Debt/Obligation, 2.06% to 7.96%, due 4/20/32 to 6/25/60	116,360,103	117,700,001
Total Mizuho Security USA, Inc.					$ 386,000,000				$ 404,733,511
Natixis SA	3.83 (a)	12/31/25	01/02/26	134,000	134,000,000	134,028,512	Corporate Debt/Obligation, 1.12% to 8.50%, due 2/19/26 to 3/01/97	151,148,866	140,700,001
Nomura Securities International LLC	3.84	12/31/25	01/02/26	950,000	950,000,000	950,202,667	U.S. Government Sponsored Agency Obligation, 0.00% to 6.00%, due 1/15/52 to 12/20/60	1,198,879,900	969,057,177
Santander U.S. Capital Market LLC	4.16 (a)	12/31/25	01/02/26	82,750	82,750,000	82,769,125	U.S. Government Sponsored Agency Obligation, 0.00% to 5.50%, due 1/15/26 to 8/01/55	100,348,640	89,041,827
Scotia Capital (USA), Inc.	4.04 (a)	12/31/25	02/04/26	90,000	90,000,000	90,353,500	Corporate Debt/Obligation, 3.50% to 10.88%, due 4/07/26 to 12/09/57	100,340,539	101,440,926
TD Securities (USA) LLC	3.72 (a)	12/31/25	01/02/26	273,000	273,000,000	273,056,420	Corporate Debt/Obligation, 2.05% to 9.13%, due 5/27/26 to 8/05/52	310,312,000	288,182,651
	3.74 (a)	12/31/25	01/07/26	445,000	445,000,000	445,323,614	Corporate Debt/Obligation, 2.10% to 12.17%, due 6/15/27 to 3/20/60	484,462,878	496,035,152
	3.83 (a)	12/31/25	01/06/26	600,000	600,000,000	600,383,000	Corporate Debt/Obligation, 0.00%, due 1/02/26	7,069,530	660,000,037
	3.84 (a)	12/31/25	01/07/26	750,000	750,000,000	750,560,000	Corporate Debt/Obligation, 0.00%, due 1/02/26	11,058,767	825,000,000
	3.94 (a)	12/31/25	02/04/26	86,000	86,000,000	86,329,428	Corporate Debt/Obligation, 2.63% to 11.25%, due 5/15/26 to 3/15/43	97,678,000	96,912,512
Total TD Securities (USA) LLC					$ 2,154,000,000				$ 2,366,130,352
U.S. Bancorp Investments, Inc.	3.73 (a)	12/31/25	01/02/26	410,000	410,000,000	410,084,961	U.S. Treasury Obligation, 0.00% to 10.38%, due 1/02/26 to 7/15/64(c)	420,435,319	417,525,113
Master Portfolio Schedule of Investments
21

Schedule of Investments (continued)
December 31, 2025
Money Market Master Portfolio

Repurchase Agreements (continued)
	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	At Value	Proceeds Including Interest	Position	Original Par	Position Received, at Value
Wells Fargo Securities LLC	3.83%	12/31/25	01/02/26	$ 1,000	$ 1,000,000	$ 1,000,213	U.S. Government Sponsored Agency Obligation, 3.00% to 5.50%, due 4/01/40 to 3/01/50	$ 1,372,957	$ 1,030,000
	3.82	12/31/25	01/02/26	20,000	20,000,000	20,004,244	U.S. Treasury Obligation, 4.63%, due 11/15/26	20,101,300	20,400,087
	4.13 (a)	12/31/25	04/10/26	550,000	550,000,000	556,309,722	Corporate Debt/Obligation, 0.00% to 8.12%, due 5/15/26 to 8/25/70	3,783,243,909	588,500,000
Total Wells Fargo Securities LLC					571,000,000				609,930,087
					$ 28,408,155,000				$ 29,623,533,747

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)	Traded in a joint account.
(c)	Includes $48,417,405 of cash collateral received.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Short-Term Securities
Certificates of Deposit	$ —	$ 22,927,706,702	$ —	$ 22,927,706,702
Commercial Paper	—	16,218,993,954	—	16,218,993,954
Corporate Bonds	—	755,598,529	—	755,598,529
Municipal Bonds	—	437,078,000	—	437,078,000
Time Deposits	—	2,896,000,000	—	2,896,000,000
U.S. Treasury Obligations	—	582,218,088	—	582,218,088
Repurchase Agreements	—	28,408,155,000	—	28,408,155,000
	$—	$72,225,750,273	$—	$72,225,750,273
See notes to financial statements.
22
2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments
December 31, 2025
Treasury Money Market Master Portfolio
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Short-Term Securities
U.S. Treasury Obligations — 38.2%
U.S. Treasury Bills(a)
4.26%, 01/02/26	$194,530	$ 194,507,791
4.29%, 01/08/26	223,871	223,690,566
3.77%, 01/15/26 - 05/28/26	84,429	83,120,462
3.63%, 01/20/26	21,199	21,159,057
3.67%, 01/22/26	23,400	23,346,505
3.71%, 01/22/26 - 04/07/26	341,000	337,862,130
4.27%, 01/29/26	41,400	41,267,336
3.85%, 02/03/26	70,000	69,758,852
4.12%, 02/05/26	379,447	377,978,749
3.62%, 02/10/26	129	120,120
3.64%, 02/12/26 - 03/19/26	120,128	119,456,725
3.98%, 02/12/26	258,756	257,586,063
4.11%, 02/12/26	17,657	17,580,987
3.66%, 02/17/26	248,173	247,011,446
3.86%, 02/19/26	27,018	26,879,360
4.03%, 02/26/26	140,325	139,470,995
3.64%, 03/03/26	11,000	10,938,828
3.72%, 03/05/26 - 03/12/26	92,943	92,255,821
3.99%, 03/05/26	10,054	9,987,250
4.01%, 03/05/26	427,538	424,681,095
3.87%, 03/10/26	258,488	256,648,113
3.74%, 03/12/26	814	808,181
3.87%, 03/17/26	7,348	7,290,288
3.84%, 03/19/26 - 04/02/26	511,408	506,993,955
3.84%, 03/24/26	64,692	64,140,507
3.83%, 04/02/26	54,239	53,726,072
3.61%, 04/07/26 - 07/02/26	210,358	207,276,106
3.70%, 04/07/26	127,230	126,014,600
3.82%, 04/09/26	124,614	123,360,013
3.80%, 04/16/26	32,100	31,733,043
3.81%, 04/16/26	219,000	216,668,624
3.63%, 04/21/26	110,145	108,953,598
3.78%, 04/23/26 - 05/28/26	250,981	248,050,738
3.76%, 04/30/26	381,428	376,838,574
4.21%, 05/14/26	201,237	198,314,909
3.78%, 05/28/26	258,465	254,618,037
3.79%, 05/28/26	225,000	221,663,900
3.75%, 06/04/26	523,903	515,756,451
3.69%, 06/11/26	21,483	21,122,943
3.70%, 06/11/26	19,170	18,864,984
4.02%, 06/11/26	131,754	129,447,307
4.16%, 06/11/26	3,215	3,158,737
Security	Par (000)	Value
U.S. Treasury Obligations (continued)
U.S. Treasury Bills(a) (continued)
3.59%, 06/25/26	$21,276	$ 20,838,549
3.60%, 06/25/26	798,191	784,746,134
3.96%, 08/06/26	21,714	21,222,178
3.85%, 09/03/26	111,577	108,797,802
3.55%, 12/24/26	409,862	396,124,315
U.S. Treasury Notes
0.38%, 01/31/26	21,400	21,334,264
(3-mo.Treasury money market yield + 0.25%), 3.85%, 01/31/26(b)	61,675	61,675,000
0.50%, 02/28/26	13,500	13,424,811
4.63%, 02/28/26 - 06/30/26	85,210	85,378,457
2.38%, 04/30/26	12,150	12,084,249
(3-mo.Treasury money market yield + 0.15%), 3.75%, 04/30/26(b)	677,677	677,675,471
1.63%, 05/15/26	31,975	31,699,796
0.88%, 06/30/26	9,560	9,410,169
(3-mo.Treasury money market yield + 0.18%), 3.78%, 07/31/26(b)	377,145	377,185,367
(3-mo.Treasury money market yield + 0.21%), 3.81%, 10/31/26(b)	481,395	481,395,000
4.13%, 10/31/26	11,040	11,075,312
4.25%, 11/30/26	7,769	7,808,933
(3-mo.Treasury money market yield + 0.10%), 3.70%, 01/31/27(b)	173,225	173,225,128
(3-mo.Treasury money market yield + 0.16%), 3.76%, 04/30/27 - 07/31/27(b)	1,129,363	1,129,323,341
(3-mo.Treasury money market yield + 0.19%), 3.79%, 10/31/27(b)	589,691	590,122,381
Total Short-Term Securities —38.2% (Cost: $11,424,656,475)		11,424,656,475
Total Repurchase Agreements — 58.5% (Cost: $17,477,000,000)		17,477,000,000
Total Investments — 96.7% (Cost: $28,901,656,475(c))		28,901,656,475
Other Assets Less Liabilities — 3.3%		997,241,749
Net Assets — 100.0%		$ 29,898,898,224

(a)	Rates are the current rate or a range of current rates as of period end.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Cost for U.S. federal income tax purposes.
Repurchase Agreements
	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	At Value	Proceeds Including Interest	Position	Original Par	Position Received, at Value
Bank of Nova Scotia	3.82%	12/31/25	01/02/26	$ 2,000	$ 2,000,000	$ 2,000,424	U.S. Treasury Obligation, 0.88%, due 1/15/29	$ 1,599,300	$ 2,040,494
Barclays Bank PLC	3.75	12/31/25	01/02/26	1,000,000	1,000,000,000	1,000,208,333	U.S. Treasury Obligation, 1.00% to 4.63%, due 6/30/26 to 8/15/53	1,085,391,800	1,020,000,039
	3.82	12/31/25	01/02/26	10,000	10,000,000	10,002,122	U.S. Treasury Obligation, 1.63% to 4.88%, due 10/31/30 to 11/15/50	9,619,500	10,200,011
Total Barclays Bank PLC					$ 1,010,000,000				$ 1,030,200,050
Master Portfolio Schedule of Investments
23

Schedule of Investments (continued)
December 31, 2025
Treasury Money Market Master Portfolio

Repurchase Agreements (continued)
	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	At Value	Proceeds Including Interest	Position	Original Par	Position Received, at Value
BNP Paribas S.A.	3.82%	12/31/25	01/02/26	$ 5,000	$ 5,000,000	$ 5,001,061	U.S. Treasury Obligation, 0.13% to 4.50%, due 10/15/26 to 6/30/30	$ 5,115,400	$ 5,100,002
	3.82	12/31/25	01/02/26	10,000	10,000,000	10,002,122	U.S. Treasury Obligation, 0.00% to 4.75%, due 2/15/27 to 11/15/48	18,867,127	10,200,000
Total BNP Paribas S.A.					$ 15,000,000				$ 15,300,002
BofA Securities, Inc.	3.82	12/31/25	01/02/26	2,000	2,000,000	2,000,425	U.S. Treasury Obligation, 0.00% to 3.88%, due 5/15/27 to 5/15/49	1,753,295	2,040,000
Citigroup Global Markets, Inc.(a)	3.82	12/31/25	01/02/26	55,000	55,000,000	55,011,672	U.S. Treasury Obligation, 4.13% to 4.50%, due 5/15/27 to 2/29/32	54,571,800	56,100,054
	3.82	12/31/25	01/02/26	2,000	2,000,000	2,000,424	U.S. Treasury Obligation, 2.00% to 4.63%, due 8/15/51 to 5/15/54	2,123,400	2,040,016
	3.82	12/31/25	01/02/26	200,000	200,000,000	200,042,445	U.S. Treasury Obligation, 3.50% to 4.38%, due 8/15/26 to 2/15/33	203,096,510	204,000,028
Total Citigroup Global Markets, Inc.					$ 257,000,000				$ 262,140,098
Credit Agricole Corp.(a)	3.82	12/31/25	01/02/26	38,000	38,000,000	38,008,065	U.S. Treasury Obligation, 3.88%, due 9/30/32	38,385,600	38,760,011
	3.82	12/31/25	01/02/26	394,000	394,000,000	394,083,616	U.S. Treasury Obligation, 0.63% to 4.63%, due 3/31/27 to 5/15/34	408,940,023	401,880,011
	3.82	12/31/25	01/02/26	15,000	15,000,000	15,003,183	U.S. Treasury Obligation, 4.25%, due 1/15/28	14,786,700	15,300,060
Total Credit Agricole Corp.					$ 447,000,000				$ 455,940,082
Deutsche Bank Securities, Inc.	3.84	12/31/25	01/02/26	60,000	60,000,000	60,012,800	U.S. Treasury Obligation, 0.50% to 4.00%, due 11/30/26 to 7/31/30	59,604,300	61,200,000
Federal Reserve Bank of New York	3.50	12/31/25	01/02/26	300,000	300,000,000	300,058,333	U.S. Treasury Obligation, 1.88%, due 2/15/32	332,890,300	300,058,412
Fixed Income Clearing Corporation - BNP	3.82	12/31/25	01/02/26	5,000	500,000,000	500,106,111	U.S. Treasury Obligation, 1.63% to 4.75%, due 8/31/30 to 11/15/55	511,623,300	510,000,003
Fixed Income Clearing Corporation - BNYM	3.82	12/31/25	01/02/26	500,000	500,000,000	500,106,111	U.S. Treasury Obligation, 4.38%, due 5/15/34	494,574,600	510,000,081
Fixed Income Clearing Corporation - Citi	3.83	12/31/25	01/02/26	6,500,000	6,500,000,000	6,501,383,056	U.S. Treasury Obligation, 0.00% to 5.38%, due 1/15/26 to 2/15/54	6,587,370,400	6,630,000,000
Fixed Income Clearing Corporation - SSB	3.82	12/31/25	01/02/26	500,000	500,000,000	500,106,111	U.S. Treasury Obligation, 2.25% to 6.75%, due 8/15/26 to 2/15/54	548,473,400	512,558,135
HSBC Securities (USA), Inc.	3.83 (b)	12/31/25	01/02/26	225,000	225,000,000	225,047,875	U.S. Treasury Obligation, 0.00%, due 5/15/33 to 11/15/52	684,159,872	229,500,001
J.P. Morgan Securities LLC	3.82	12/31/25	01/02/26	4,500,000	4,500,000,000	4,500,955,000	U.S. Treasury Obligation, 0.00% to 3.88%, due 2/15/27 to 9/30/32	4,544,946,125	4,590,000,001
Natixis SA	3.84	12/31/25	01/02/26	50,000	50,000,000	50,010,667	U.S. Treasury Obligation, 0.38% to 4.13%, due 6/15/26 to 1/15/34	51,223,500	51,000,049
	3.84 (b)	12/31/25	01/02/26	100,000	100,000,000	100,021,333	U.S. Treasury Obligation, 1.00% to 4.25%, due 2/28/27 to 2/15/49	107,632,400	102,000,000
Total Natixis SA					$ 150,000,000				$ 153,000,049
24
2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
Treasury Money Market Master Portfolio

Repurchase Agreements (continued)
	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	At Value	Proceeds Including Interest	Position	Original Par	Position Received, at Value
Royal Bank of Canada	3.82%	12/31/25	01/02/26	$ 205,000	$ 205,000,000	$ 205,043,506	U.S. Treasury Obligation, 3.13% to 4.38%, due 8/31/29 to 2/15/34	$ 206,079,300	$ 209,100,086
Societe Generale SA	3.82	12/31/25	01/02/26	2,000	2,000,000	2,000,424	U.S. Treasury Obligation, 4.25%, due 11/15/34	2,000,800	2,040,057
TD Securities (USA) LLC	3.82	12/31/25	01/02/26	2,000	2,000,000	2,000,425	U.S. Treasury Obligation, 4.25%, due 11/15/40	2,094,200	2,040,045
Wells Fargo Securities LLC	3.82	12/31/25	01/02/26	2,300,000	2,300,000,000	2,300,488,111	U.S. Treasury Obligation, 1.38% to 4.75%, due 11/15/39 to 2/15/54	3,095,908,000	2,346,000,000
					$ 17,477,000,000				$ 17,823,157,596

(a)	Traded in a joint account.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Short-Term Securities
U.S. Treasury Obligations	$ —	$ 11,424,656,475	$ —	$ 11,424,656,475
Repurchase Agreements	—	17,477,000,000	—	17,477,000,000
	$—	$28,901,656,475	$—	$28,901,656,475
See notes to financial statements.
Master Portfolio Schedule of Investments
25

Statements of Assets and Liabilities
December 31, 2025

	Money Market Master Portfolio	Treasury Money Market Master Portfolio
ASSETS
Investments, at value — unaffiliated(a)	$ 43,817,595,273	$ 11,424,656,475
Cash	2,499,594,572	994,828,895
Repurchase agreements, at value(b)	28,408,155,000	17,477,000,000
Receivables:
Investments sold	—	94,504,863
Interest — unaffiliated	224,399,183	25,869,019
Total assets	74,949,744,028	30,016,859,252
LIABILITIES
Payables:
Investments purchased	499,688,334	116,276,538
Investment advisory fees	4,516,931	1,628,708
Trustees’ fees	63,940	32,423
Professional fees	110,022	23,359
Total liabilities	504,379,227	117,961,028
Commitments and contingent liabilities
NET ASSETS	$ 74,445,364,801	$ 29,898,898,224
NET ASSETS CONSIST OF
Investors’ capital	$ 74,430,130,164	$ 29,898,898,224
Net unrealized appreciation (depreciation)	15,234,637	—
NET ASSETS	$ 74,445,364,801	$ 29,898,898,224
(a) Investments, at cost—unaffiliated	$43,802,360,636	$11,424,656,475
(b) Repurchase agreements, at cost	$28,408,155,000	$17,477,000,000
See notes to financial statements.
26
2025 BlackRock Annual Financial Statements and Additional Information

Statements of Operations
Year Ended December 31, 2025

	Money Market Master Portfolio	Treasury Money Market Master Portfolio
INVESTMENT INCOME
Interest — unaffiliated	$3,472,879,565	$939,452,073
Total investment income	3,472,879,565	939,452,073
EXPENSES
Investment advisory	77,985,424	22,062,642
Trustees	310,917	147,554
Professional	12,994	17,076
Miscellaneous	95,635	19,760
Total expenses	78,404,970	22,247,032
Less fees waived and/or reimbursed by the Manager	(23,719,384)	(6,783,373)
Total expenses after fees waived and/or reimbursed	54,685,586	15,463,659
Net investment income	3,418,193,979	923,988,414
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from:
Investments — unaffiliated	324,683	1,816,022
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(1,695,250)	—
Net realized and unrealized gain (loss)	(1,370,567)	1,816,022
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,416,823,412	$925,804,436
See notes to financial statements.
Master Portfolio Statements of Operations
27

Statements of Changes in Net Assets

	Money Market Master Portfolio		Treasury Money Market Master Portfolio
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/25	Year Ended 12/31/24

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$3,418,193,979	$3,700,063,122	$923,988,414	$1,242,326,058
Net realized gain	324,683	646,718	1,816,022	2,081,108
Net change in unrealized appreciation (depreciation)	(1,695,250)	(5,649,054)	—	—
Net increase in net assets resulting from operations	3,416,823,412	3,695,060,786	925,804,436	1,244,407,166
CAPITAL TRANSACTIONS
Proceeds from contributions	524,564,578,367	398,900,161,154	450,869,720,734	378,268,942,158
Value of withdrawals	(521,891,046,411)	(396,482,732,319)	(444,033,986,243)	(381,428,414,353)
Net increase (decrease) in net assets derived from capital transactions	2,673,531,956	2,417,428,835	6,835,734,491	(3,159,472,195)
NET ASSETS
Total increase (decrease) in net assets	6,090,355,368	6,112,489,621	7,761,538,927	(1,915,065,029)
Beginning of year	68,355,009,433	62,242,519,812	22,137,359,297	24,052,424,326
End of year	$74,445,364,801	$68,355,009,433	$29,898,898,224	$22,137,359,297
See notes to financial statements.
28
2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights

Money Market Master Portfolio
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Total Return
Total return	4.48%	5.45%	5.40%	1.81%	0.11%
Ratios to Average Net Assets
Total expenses	0.10%	0.10%	0.10%	0.10%	0.10%
Total expenses after fees waived and/or reimbursed	0.07%	0.07%	0.07%	0.07%	0.07%
Net investment income	4.38%	5.34%	5.23%	1.85%	0.13%
Supplemental Data
Net assets, end of year (000)	$74,445,365	$68,355,009	$62,242,520	$74,621,618	$65,672,660
See notes to financial statements.
Master Portfolio Financial Highlights
29

Financial Highlights
 (continued)

Treasury Money Market Master Portfolio
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Total Return
Total return	4.29%	5.26%	5.10%	1.60%	0.03%
Ratios to Average Net Assets
Total expenses	0.10%	0.10%	0.10%	0.10%	0.10%
Total expenses after fees waived and/or reimbursed	0.07%	0.07%	0.07%	0.07%	0.06%
Net investment income	4.19%	5.11%	5.01%	1.59%	0.01%
Supplemental Data
Net assets, end of year (000)	$29,898,898	$22,137,359	$24,052,424	$19,944,280	$24,544,723
See notes to financial statements.
30
2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements

1.
ORGANIZATION
Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. MIP is organized as a Delaware statutory trust. The financial statements and these accompanying notes relate to two series of MIP: Money Market Master Portfolio and Treasury Money Market Master Portfolio (each, a “Master Portfolio” and together, the “Master Portfolios”). Each Master Portfolio is classified as a diversified fund under the 1940 Act.
Treasury Money Market Master Portfolio operates as a “government money market fund” under Rule 2a-7 under the 1940 Act. The Master Portfolio is not subject to discretionary liquidity fees.
With respect to Money Market Master Portfolio, the Board of Trustees of MIP (the “Board”), or its delegate, must impose a mandatory liquidity fee upon the sale of shares if the Money Market Master Portfolio’s net redemptions on any business day exceed 5% of Money Market Master Portfolio’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The Board, or its delegate, may also impose a discretionary liquidity fee of up to 2% upon the value of shares redeemed, at certain times, if such fee is determined to be in the best interests of such Master Portfolio.
The Master Portfolios, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Cash: The Master Portfolios may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Master Portfolios may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Master Portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Liquidity Fees: Any liquidity fees imposed on the value of shares redeemed are recorded as paid-in-capital. The liquidity fees are collected and retained by Money Market Master Portfolio for the benefit of Money Market Master Portfolio’s remaining shareholders.
Indemnifications: In the normal course of business, a Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. A Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Master Portfolio, which cannot be predicted with any certainty.
Other:  Expenses directly related to a Master Portfolio are charged to that Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Master Portfolios’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Master Portfolio. The CODM has concluded that each Master Portfolio operates as a single operating segment since each Master Portfolio has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Master Portfolio’s financial statements.
Recent Accounting Standard: The Master Portfolios adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The Master Portfolio’s adoption of the new standard impacted financial statement disclosures only and did not affect each Master Portfolio’s financial position or results of operations.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies (Money Market Master Portfolio):  The Master Portfolio’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Master Portfolio is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of the Master Portfolio’s Manager as the valuation designee for the Master Portfolio. The Master Portfolio determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed
Master Portfolio Notes to Financial Statements
31

Notes to Financial Statements  (continued)

a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Investment Valuation Policies (Treasury Money Market Master Portfolio):  U.S. GAAP defines fair value as the price the Master Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolio’s investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and, thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security. The Master Portfolio seeks to maintain the net asset value ("NAV") per share of its feeder funds at $1.00, although there is no assurance that it will be able to do so on a continuing basis.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of Money Market Master Portfolio’s assets and liabilities:
•Investments are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments.
•Fixed-income investments and certain derivative instruments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
•Repurchase agreements are valued at amortized cost, which approximates market value.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that each Master Portfolio has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Repurchase Agreements: Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain eligible collateral subject to the agreement and in value no less than the agreed upon repurchase amount. Repurchase agreements may be traded bilaterally, in a tri-party arrangement or may be centrally cleared through a sponsoring agent. Subject to the custodial undertaking associated with a tri-party repurchase arrangement and for centrally cleared repurchase agreements, a third-party custodian maintains accounts to hold collateral for a fund and its counterparties. Typically, a fund and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or the fund, respectively. The Master Portfolios, along with other registered investment companies advised by the Manager, may transfer uninvested cash into a single joint trading account which is then invested in one or more repurchase agreements.
In the event the counterparty defaults and the fair value of the collateral declines, a fund could experience losses, delays and costs in liquidating the collateral.
Repurchase agreements are entered into by a fund under Master Repurchase Agreements (each, an “MRA”). The MRA permits the fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA  counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the fund receives collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the fund would recognize a liability with respect to such excess collateral.  The liability reflects the fund’s obligation under bankruptcy law to return the excess to the counterparty.
32
2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

5.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: MIP, on behalf of each Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolios’ investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of each Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Master Portfolio.
For such services, each Master Portfolio pays the Manager a monthly fee at an annual rate equal to 0.10% of the average daily value of each Master Portfolio’s net assets.
Administration: MIP, on behalf of each Master Portfolio, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL”), BAL has agreed to provide general administrative services (other than investment advice and related portfolio activities). BAL has agreed to bear all of the Master Portfolios’ ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by each Master Portfolio. BAL may delegate certain of its administration duties to sub-administrators.
BAL is not entitled to compensation for providing administrative services to the Master Portfolios, for so long as BAL (or an affiliate) is entitled to compensation for providing administrative services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolios, or BAL (or an affiliate) receives investment advisory fees from the Master Portfolios.
With respect to Money Market Master Portfolio, the Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of the Master Portfolio for which BIL acts as Sub-Adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Master Portfolio to the Manager.
Expense Waivers and Reimbursements:  The Manager contractually agreed to waive a portion of its investment advisory fees equal to the annual rate of 0.03% of the average daily value of each Master Portfolio’s net assets through June 30, 2026. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations.  For the year ended December 31, 2025, the amounts waived were as follows:
Master Portfolio Name	Fees Waived and/or Reimbursed by the Manager
Money Market Master Portfolio	$ 23,395,473
Treasury Money Market Master Portfolio	6,618,743
The Manager and BAL have also voluntarily agreed to waive a portion of their respective investment advisory and administration fees to enable the feeders that invest in the Master Portfolios to maintain minimum levels of daily net investment income, if applicable. The Manager and BAL may discontinue the waiver at any time. For the year ended December 31, 2025, there were no fees waived and/or reimbursed by the Manager under this agreement.
The fees and expenses of the MIP’s trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Master Portfolios’ independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolios. The Manager has contractually agreed to reimburse the Master Portfolios or provide an offsetting credit against the investment advisory fees paid by the Master Portfolios in an amount equal to these independent expenses through June 30, 2026. These amounts waived are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the year ended December 31, 2025, the amounts waived were as follows:
Master Portfolio Name	Fees Waived and/or Reimbursed by the Manager
Money Market Master Portfolio	$ 323,911
Treasury Money Market Master Portfolio	164,630
Interfund Lending: Prior to March 3, 2025, in accordance with an exemptive order (the “Order”) from the SEC, the Master Portfolios could participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Master Portfolio’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.
During the period ended March 3, 2025, the Master Portfolios did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of MIP are directors and/or officers of BlackRock or its affiliates.
6.
INCOME TAX INFORMATION
Each of Money Market Master Portfolio and Treasury Money Market Master Portfolio is disregarded as an entity separate from its owner for tax purposes. As such, the owner of each Master Portfolio is treated as the owner of the net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no U.S. federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so the owner of a Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.
Prior to November 13, 2025, Treasury Money Market Master Portfolio was classified as a partnership for U.S. federal income tax purposes. As such, each investor in the Master Portfolio was treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no U.S. federal income tax provision was required.
Master Portfolio Notes to Financial Statements
33

Notes to Financial Statements  (continued)

Treasury Money Market Master Portfolio filed U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
7.
PRINCIPAL RISKS
In the normal course of business, each Master Portfolio invests in securities or other instruments and may enter into certain transactions, and such activities subject each Master Portfolio to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Master Portfolios and their investments.  Each Master Portfolio’s prospectus provides details of the risks to which each Master Portfolio is subject.
Certain obligations held by Money Market Master Portfolio have a credit enhancement or liquidity feature that may, under certain circumstances, provide for repayment of principal and interest on the obligation when due. These enhancements, which may include letters of credit, stand-by bond purchase agreements and/or third-party insurance, are issued by financial institutions. The value of the obligations may be affected by changes in creditworthiness of the entities that provide the credit enhancements or liquidity features. Money Market Master Portfolio monitors its exposure by reviewing the creditworthiness of the issuers, as well as the financial institutions issuing the credit enhancements and by limiting the amount of holdings with credit enhancements from one financial institution.
Certain affiliates indirectly invest in the Master Portfolios through the SL Agency Shares of BlackRock Cash Funds.  As of period end, these affiliated investors represent a significant portion of the net assets of Money Market Master Portfolio and Treasury Money Market Master Portfolio.
Market Risk:  Each  Master Portfolio may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each  Master Portfolio to reinvest in lower yielding securities. Each  Master Portfolio   may also be exposed to reinvestment risk, which is the risk that income from each  Master Portfolio’s portfolio will decline if each Master Portfolio invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each  Master Portfolio portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Valuation Risk: The price Money Market Master Portfolio could receive upon the sale of any particular portfolio investment may differ from Money Market Master Portfolio’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore Money Market Master Portfolio’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by Money Market Master Portfolio, and Money Market Master Portfolio could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Master Portfolios may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Master Portfolios manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolios to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolios’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Master Portfolios.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Master Portfolio’s portfolio are disclosed in its Schedule of Investments.
The Master Portfolios invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Master Portfolios may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Master Portfolios’ performance.
The Master Portfolios invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt
34
2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Master Portfolios invest.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
8.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Master Portfolios through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Master Portfolio Notes to Financial Statements
35

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Master Investment Portfolio and Investors of each of the two funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (two of the series constituting Master Investment Portfolio, hereafter collectively referred to as the "Master Portfolios") as of December 31, 2025, the related statements of operations for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Master Portfolios listed in the table below as of December 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2025 and each of the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Money Market Master Portfolio
Treasury Money Market Master Portfolio
Basis for Opinions
These financial statements are the responsibility of the Master Portfolios’ management. Our responsibility is to express an opinion on the Master Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Master Portfolios in accordance with the relevant ethical requirements relating to our audit, which include standards of the American Institute of Certified Public Accountants (AICPA) Code of Professional Conduct, as well as U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission.
We conducted our audits of these financial statements in accordance with the auditing standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 13, 2026
We have served as the auditor of one or more BlackRock investment companies since 2000.
36
2025 BlackRock Annual Financial Statements and Additional Information

Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Each of BAL and BFA has contractually agreed to reimburse, or provide offsetting credits to, the Funds/Master Portfolios for the Funds’/Master Portfolios’ allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Funds/Master Portfolios may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds/Master Portfolios and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
Fund and/or MIP Service Providers
Investment Adviser
BlackRock Fund Advisors
San Francisco, CA 94105
Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
State Street Bank and Trust Company
North Quincy, MA 02171
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, PA 19103
Legal Counsel
Ropes & Gray LLP
New York, NY 10036
Address of the Trust/MIP
400 Howard Street
San Francisco, CA 94105
Additional Information
37

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
AGM-CR	AGM Insured Custodial Receipt
LP	Limited Partnership
PJSC	Public Joint Stock Company
RB	Revenue Bonds
SOFR	Secured Overnight Financing Rate
VRDN	Variable Rate Demand Note
38
2025 BlackRock Annual Financial Statements and Additional Information

THIS PAGE INTENTIONALLY LEFT BLANK.

Want to know more?
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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. You could lose money by investing in the Funds. Because the share price of BlackRock Cash Funds: Institutional will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. BlackRock Cash Funds: Institutional may impose a fee upon sale of your shares and generally must impose a fee when net sales of Fund shares exceed certain levels. Although BlackRock Cash Funds: Treasury seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Funds is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor is not required to reimburse the Funds for losses, and you should not expect that the sponsor will provide financial support to the Funds at any time, including during periods of market stress. Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 626-1960. The Funds’ current 7-day yield more closely reflects the current earnings of the Funds than the total returns quoted. Statements and other information herein are as dated and are subject to change.

December 31, 2025
2025 Annual Financial Statements and Additional Information

BlackRock Funds III
• iShares S&P 500 Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

2

Derivative Financial Instruments
The S&P 500 Index Master Portfolio (the "Master Portfolio") may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Master Portfolio must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Master Portfolio’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Master Portfolio can realize on an investment and/or may result in lower distributions paid to shareholders. The Master Portfolio’s investments in these instruments, if any, are discussed in detail in the Master Portfolio Notes to Financial Statements.
iShares S&P 500 Index Fund
Derivative Financial Instruments
3

Statement of Assets and Liabilities
December 31, 2025

iShares S&P 500 Index Fund
ASSETS
Investments, at value — Master Portfolio	$ 53,491,155,400
Receivables:
Capital shares sold	103,773,948
Withdrawals from the Master Portfolio	120,368,449
Total assets	53,715,297,797
LIABILITIES
Payables:
Administration fees	1,443,373
Capital shares redeemed	224,142,281
Professional fees	11,513
Service and distribution fees	1,444,591
Total liabilities	227,041,758
Commitments and contingent liabilities
NET ASSETS	$ 53,488,256,039
NET ASSETS CONSIST OF
Paid-in capital	$ 17,881,484,867
Accumulated earnings	35,606,771,172
NET ASSETS	$ 53,488,256,039
4
2025 BlackRock Annual Financial Statements and Additional Information

Statement of Assets and Liabilities  (continued)
December 31, 2025

iShares S&P 500 Index Fund
NET ASSET VALUE
Institutional
Net assets	$ 6,911,501,157
Shares outstanding	8,682,612
Net asset value	$ 796.02
Shares authorized	Unlimited
Par value	No par value
Service
Net assets	$ 1,907,747,929
Shares outstanding	2,397,307
Net asset value	$ 795.79
Shares authorized	Unlimited
Par value	No par value
Investor A
Net assets	$ 3,536,124,598
Shares outstanding	4,443,159
Net asset value	$ 795.86
Shares authorized	Unlimited
Par value	No par value
Investor P
Net assets	$ 2,188,573,084
Shares outstanding	2,752,729
Net asset value	$ 795.06
Shares authorized	Unlimited
Par value	No par value
Class G
Net assets	$ 19,662,158,986
Shares outstanding	24,694,985
Net asset value	$ 796.20
Shares authorized	Unlimited
Par value	No par value
Class K
Net assets	$ 19,282,150,285
Shares outstanding	24,217,232
Net asset value	$ 796.22
Shares authorized	Unlimited
Par value	No par value
See notes to financial statements.
Fund Statement of Assets and Liabilities
5

Statement of Operations
Year Ended December 31, 2025

iShares S&P 500 Index Fund
INVESTMENT INCOME
Net investment income allocated from the Master Portfolio:
Dividends — unaffiliated	$599,045,669
Dividends — affiliated	11,613,656
Interest — unaffiliated	7,313,718
Securities lending income — affiliated — net	1,318,388
Foreign taxes withheld	(3,358,835)
Expenses	(5,239,571)
Fees waived	481,566
Total investment income	611,174,591
FUND EXPENSES
Administration — class specific	15,412,285
Service — class specific	14,776,223
Professional	11,507
Miscellaneous	16,385
Total expenses	30,216,400
Less fees waived and/or reimbursed by the Administrator	(11,507)
Total expenses after fees waived and/or reimbursed	30,204,893
Net investment income	580,969,698
REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATED FROM THE MASTER PORTFOLIO
Net realized gain (loss) from:
Investments — unaffiliated	260,111,922
Investments — affiliated	72,484,565
Futures contracts	31,983,650
364,580,137
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	7,415,169,944
Investments — affiliated	(51,678,689)
Futures contracts	1,271,388
7,364,762,643
Net realized and unrealized gain	7,729,342,780
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,310,312,478
See notes to financial statements.
6
2025 BlackRock Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	iShares S&P 500 Index Fund
	Year Ended 12/31/25	Year Ended 12/31/24

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$580,969,698	$540,213,865
Net realized gain	364,580,137	80,168,215
Net change in unrealized appreciation (depreciation)	7,364,762,643	8,416,695,698
Net increase in net assets resulting from operations	8,310,312,478	9,037,077,778
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(117,264,332)	(88,012,555)
Service	(22,252,022)	(10,200,602)
Investor A	(50,749,435)	(36,082,569)
Investor P	(31,210,106)	(21,173,036)
Class G	(335,886,614)	(212,620,915)
Class K	(341,695,508)	(251,672,173)
Decrease in net assets resulting from distributions to shareholders	(899,058,017)	(619,761,850)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	189,798,890	2,004,497,522
NET ASSETS
Total increase in net assets	7,601,053,351	10,421,813,450
Beginning of year	45,887,202,688	35,465,389,238
End of year	$53,488,256,039	$45,887,202,688

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Fund Statements of Changes in Net Assets
7

Financial Highlights
(For a share outstanding throughout each period)

	iShares S&P 500 Index Fund
	Institutional
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of year	$687.93	$558.73	$449.87	$560.36	$444.18
Net investment income(a)	8.43	8.07	7.75	7.27	6.59
Net realized and unrealized gain (loss)	112.86	130.38	109.17	(109.03)	119.44
Net increase (decrease) from investment operations	121.29	138.45	116.92	(101.76)	126.03
Distributions(b)
From net investment income	(8.45)	(8.15)	(7.70)	(7.25)	(6.65)
From net realized gain	(4.75)	(1.10)	(0.36)	(1.48)	(3.20)
Return of capital	—	—	—	(0.00)(c)	—
Total distributions	(13.20)	(9.25)	(8.06)	(8.73)	(9.85)
Net asset value, end of year	$796.02	$687.93	$558.73	$449.87	$560.36
Total Return(d)
Based on net asset value	17.75%	24.86%	26.16%	(18.18)%	28.56%
Ratios to Average Net Assets(e)(f)(g)
Total expenses	0.10%	0.10%	0.10%	0.10%	0.10%
Total expenses after fees waived and/or reimbursed	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income	1.16%	1.27%	1.54%	1.51%	1.30%
Supplemental Data
Net assets, end of year (000)	$6,911,501	$6,153,378	$5,496,007	$4,569,115	$5,536,376
Portfolio turnover rate of the Master Portfolio	14%	9%	10%	13%	6%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
8
2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares S&P 500 Index Fund (continued)
	Service
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of year	$687.79	$558.64	$449.82	$560.30	$444.13
Net investment income(a)	7.67	7.31	7.16	6.68	5.98
Net realized and unrealized gain (loss)	112.70	130.33	109.13	(108.99)	119.41
Net increase (decrease) from investment operations	120.37	137.64	116.29	(102.31)	125.39
Distributions(b)
From net investment income	(7.62)	(7.39)	(7.11)	(6.69)	(6.02)
From net realized gain	(4.75)	(1.10)	(0.36)	(1.48)	(3.20)
Return of capital	—	—	—	(0.00)(c)	—
Total distributions	(12.37)	(8.49)	(7.47)	(8.17)	(9.22)
Net asset value, end of year	$795.79	$687.79	$558.64	$449.82	$560.30
Total Return(d)
Based on net asset value	17.60%	24.71%	26.00%	(18.28)%	28.40%
Ratios to Average Net Assets(e)(f)(g)
Total expenses	0.22%	0.22%	0.22%	0.22%	0.22%
Total expenses after fees waived and/or reimbursed	0.22%	0.22%	0.22%	0.22%	0.22%
Net investment income	1.05%	1.15%	1.42%	1.39%	1.19%
Supplemental Data
Net assets, end of year (000)	$1,907,748	$810,398	$696,820	$494,070	$523,050
Portfolio turnover rate of the Master Portfolio	14%	9%	10%	13%	6%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Fund Financial Highlights
9

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares S&P 500 Index Fund (continued)
	Investor A
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of year	$687.82	$558.70	$449.87	$560.31	$444.11
Net investment income(a)	6.59	6.50	6.48	6.03	5.32
Net realized and unrealized gain (loss)	112.81	130.29	109.15	(108.95)	119.41
Net increase (decrease) from investment operations	119.40	136.79	115.63	(102.92)	124.73
Distributions(b)
From net investment income	(6.61)	(6.57)	(6.44)	(6.04)	(5.33)
From net realized gain	(4.75)	(1.10)	(0.36)	(1.48)	(3.20)
Return of capital	—	—	—	(0.00)(c)	—
Total distributions	(11.36)	(7.67)	(6.80)	(7.52)	(8.53)
Net asset value, end of year	$795.86	$687.82	$558.70	$449.87	$560.31
Total Return(d)
Based on net asset value	17.45%	24.55%	25.84%	(18.39)%	28.23%
Ratios to Average Net Assets(e)(f)(g)
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Total expenses after fees waived and/or reimbursed	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	0.91%	1.02%	1.29%	1.25%	1.06%
Supplemental Data
Net assets, end of year (000)	$3,536,125	$3,203,535	$2,651,885	$2,216,470	$2,806,390
Portfolio turnover rate of the Master Portfolio	14%	9%	10%	13%	6%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
10
2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares S&P 500 Index Fund (continued)
	Investor P
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of year	$687.15	$558.16	$449.44	$559.78	$443.73
Net investment income(a)	6.59	6.49	6.48	6.02	5.32
Net realized and unrealized gain (loss)	112.70	130.17	109.04	(108.84)	119.30
Net increase (decrease) from investment operations	119.29	136.66	115.52	(102.82)	124.62
Distributions(b)
From net investment income	(6.63)	(6.57)	(6.44)	(6.04)	(5.37)
From net realized gain	(4.75)	(1.10)	(0.36)	(1.48)	(3.20)
Return of capital	—	—	—	(0.00)(c)	—
Total distributions	(11.38)	(7.67)	(6.80)	(7.52)	(8.57)
Net asset value, end of year	$795.06	$687.15	$558.16	$449.44	$559.78
Total Return(d)
Based on net asset value	17.45%	24.55%	25.84%	(18.40)%	28.23%
Ratios to Average Net Assets(e)(f)(g)
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Total expenses after fees waived and/or reimbursed	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	0.91%	1.02%	1.29%	1.25%	1.05%
Supplemental Data
Net assets, end of year (000)	$2,188,573	$1,899,610	$1,557,633	$1,288,233	$1,667,178
Portfolio turnover rate of the Master Portfolio	14%	9%	10%	13%	6%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Fund Financial Highlights
11

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares S&P 500 Index Fund (continued)
	Class G
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of year	$688.08	$558.84	$449.94	$560.47	$444.26
Net investment income(a)	9.06	8.67	8.18	7.68	7.04
Net realized and unrealized gain (loss)	112.89	130.39	109.22	(109.05)	119.45
Net increase (decrease) from investment operations	121.95	139.06	117.40	(101.37)	126.49
Distributions(b)
From net investment income	(9.08)	(8.72)	(8.14)	(7.68)	(7.08)
From net realized gain	(4.75)	(1.10)	(0.36)	(1.48)	(3.20)
Return of capital	—	—	—	(0.00)(c)	—
Total distributions	(13.83)	(9.82)	(8.50)	(9.16)	(10.28)
Net asset value, end of year	$796.20	$688.08	$558.84	$449.94	$560.47
Total Return(d)
Based on net asset value	17.85%	24.96%	26.26%	(18.12)%	28.67%
Ratios to Average Net Assets(e)(f)(g)
Total expenses	0.01%	0.01%	0.01%	0.01%	0.01%
Total expenses after fees waived and/or reimbursed	0.01%	0.01%	0.01%	0.01%	0.01%
Net investment income	1.25%	1.36%	1.63%	1.60%	1.39%
Supplemental Data
Net assets, end of year (000)	$19,662,159	$15,594,421	$11,417,572	$9,828,084	$10,447,837
Portfolio turnover rate of the Master Portfolio	14%	9%	10%	13%	6%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
12
2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares S&P 500 Index Fund (continued)
	Class K
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of year	$688.09	$558.86	$449.96	$560.49	$444.27
Net investment income(a)	8.91	8.55	8.10	7.58	6.94
Net realized and unrealized gain (loss)	112.93	130.39	109.21	(109.04)	119.47
Net increase (decrease) from investment operations	121.84	138.94	117.31	(101.46)	126.41
Distributions(b)
From net investment income	(8.96)	(8.61)	(8.05)	(7.59)	(6.99)
From net realized gain	(4.75)	(1.10)	(0.36)	(1.48)	(3.20)
Return of capital	—	—	—	(0.00)(c)	—
Total distributions	(13.71)	(9.71)	(8.41)	(9.07)	(10.19)
Net asset value, end of year	$796.22	$688.09	$558.86	$449.96	$560.49
Total Return(d)
Based on net asset value	17.83%	24.94%	26.24%	(18.13)%	28.65%
Ratios to Average Net Assets(e)(f)(g)
Total expenses	0.03%	0.03%	0.03%	0.03%	0.03%
Total expenses after fees waived and/or reimbursed	0.03%	0.03%	0.03%	0.03%	0.03%
Net investment income	1.23%	1.34%	1.61%	1.57%	1.37%
Supplemental Data
Net assets, end of year (000)	$19,282,150	$18,225,861	$13,645,473	$10,664,731	$12,887,257
Portfolio turnover rate of the Master Portfolio	14%	9%	10%	13%	6%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Fund Financial Highlights
13

Notes to Financial Statements

1.
ORGANIZATION
BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Trust is organized as a Delaware statutory trust.  iShares S&P 500 Index Fund (the “Fund”) is a series of the Trust.  The Fund is classified as a diversified fund under the 1940 Act. Effective November 20, 2025, the Fund intends to be diversified in approximately the same proportion as the S&P 500 Index (the "Underlying Index") is diversified. The Fund may become “non-diversified,” as defined in the Investment Company Act of 1940, as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index.
The Fund seeks to achieve its investment objective by investing all of its assets in S&P 500 Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”) and an affiliate of the Trust, which has the same investment objective and strategies as the Fund. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s proportionate interest in the net assets of the Master Portfolio. The performance of the Fund is directly affected by the performance of the Master Portfolio. At December 31, 2025, the percentage of the Master Portfolio owned by the Fund was 99.1%. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
The Fund offers multiple classes of shares.  All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares.  Institutional, Service and Class K Shares are sold only to certain eligible investors.  Service, Investor A and Investor P Shares bear certain expenses related to shareholder servicing of such shares.  Investor A Shares are generally available through financial intermediaries.  Investor P Shares are only available through registered representatives of an insurance company’s broker-dealer that has entered into an agreement with the Fund’s distributor to offer such shares.  Class G Shares are available only to investors on eligible platforms.  Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.
Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional, Service, Investor A, Class K and Class G Shares	No	No	None
Investor P Shares	Yes	No(a)	None

(a)	Investor P Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
The Board of Trustees of the Trust and Board of Trustees of MIP are referred to throughout this report as the “Board” and the members are referred to as “Trustees.”
The Fund, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, contributions to and withdrawals from the Master Portfolio are accounted for on a trade date basis.  The Fund records its proportionate share of the Master Portfolio’s income, expenses and realized and unrealized gains and losses on a daily basis.  Realized and unrealized gains and losses are adjusted utilizing partnership tax allocation rules.  In addition, the Fund accrues its own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of December 31, 2025, if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Distributions:  Distributions paid by the Fund are recorded on the ex-dividend dates.  The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
14
2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

Other:  Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by BlackRock Advisors, LLC (“BAL” or the “Administrator”), are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
Recent Accounting Standard: The Fund adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The Fund’s adoption of the new standard did not have a material impact on financial statement disclosures and did not affect the Fund’s financial position or results of operations.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s policy is to value its financial instruments at fair value. The Fund records its investment in the Master Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolio is discussed in Note 3 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.
4.
ADMINISTRATION AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with BAL, an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide general administrative services (other than investment advice and related portfolio activities). BAL has agreed to bear all of the Fund’s ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Fund. BAL may delegate certain of its administration duties to sub-administrators. BAL is entitled to receive for these administrative services an annual fee based on the average daily net assets of the  Fund as follows:
	Institutional	Service	Investor A	Investor P	Class G	Class K
Administration fees - class specific	0.09%	0.06%	0.09%	0.09%	0.0025%	0.02%
From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Fund and, accordingly, have a favorable impact on its performance.
The fees and expenses of the Trust’s trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Fund’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Fund. BAL has contractually agreed to reimburse the Fund or provide an offsetting credit against the administration fees paid by the Fund in an amount equal to these independent expenses through June 30, 2026. The amount waived is included in fees waived and/or reimbursed by the Administrator in the Statement of Operations. For the year ended December 31, 2025, the amount waived was $11,507.
For the year ended December 31, 2025, the following table shows the class specific administration fees borne directly by each share class of the Fund:
	Institutional	Service	Investor A	Investor P	Class G	Class K	Total
Administration fees — class specific	$ 5,876,611	$ 623,586	$ 2,956,950	$ 1,801,264	$ 438,000	$ 3,715,874	$ 15,412,285
Service Fees:  The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Administrator. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
Share Class	Service Fees
Service	0.15%
Investor A	0.25
Investor P	0.25
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing to the Fund. The ongoing service fee compensates BRIL and each broker-dealer for providing shareholder servicing related services to shareholders.
For the year ended December 31, 2025, the following table shows the class specific service fees borne directly by each share class of the Fund:
	Service	Investor A	Investor P	Total
Service fees — class specific	$ 1,558,964	$ 8,213,749	$ 5,003,510	$ 14,776,223
Other Fees:  For the year ended December 31, 2025, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor P Shares for a total of $194,860.
Fund Notes to Financial Statements
15

Notes to Financial Statements  (continued)

Interfund Lending: Prior to March 3, 2025, in accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund could participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.
During the period ended March 3, 2025, the Fund did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
5.
INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s net asset value (“NAV”).
The tax character of distributions paid was as follows:
Fund Name	Year Ended 12/31/25	Year Ended 12/31/24
iShares S&P 500 Index Fund
Ordinary income	$ 771,295,805	$ 619,761,850
Long-term capital gains	127,762,212	—
	$ 899,058,017	$ 619,761,850
As of December 31, 2025, the tax components of accumulated earnings (loss) were as follows:
Fund Name	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)(a)	Total
iShares S&P 500 Index Fund	$ 11,816,429	$ 45,773,430	$ 35,549,181,313	$ 35,606,771,172

(a)	The difference between book-basis and tax-basis net unrealized gains was attributable primarily to the timing and recognition of partnership income.
6.
 CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
	Year Ended 12/31/25		Year Ended 12/31/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
iShares S&P 500 Index Fund
Institutional
Shares sold	2,846,870	$ 1,991,761,218	2,441,504	$ 1,531,339,574
Shares issued in reinvestment of distributions	152,437	114,877,799	130,509	86,186,341
Shares redeemed	(3,261,409)	(2,317,584,838)	(3,463,822)	(2,234,976,503)
	(262,102)	$ (210,945,821)	(891,809)	$ (617,450,588)
Service
Shares sold	1,558,833	$ 1,218,598,480	160,593	$ 101,574,099
Shares issued in reinvestment of distributions	28,829	22,124,092	15,293	10,109,448
Shares redeemed	(368,623)	(275,853,649)	(244,962)	(155,643,013)
	1,219,039	$ 964,868,923	(69,076)	$ (43,959,466)
16
2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

	Year Ended 12/31/25		Year Ended 12/31/24
Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts
iShares S&P 500 Index Fund (continued)
Investor A
Shares sold	673,056	$ 485,108,082	816,451	$ 517,651,793
Shares issued in reinvestment of distributions	63,287	47,867,619	51,400	34,012,992
Shares redeemed	(950,714)	(687,011,909)	(956,822)	(608,553,056)
	(214,371)	$ (154,036,208)	(88,971)	$ (56,888,271)
Investor P
Shares sold	279,400	$ 201,231,855	270,564	$ 171,682,131
Shares issued in reinvestment of distributions	41,280	31,203,403	32,017	21,168,515
Shares redeemed	(332,435)	(241,616,970)	(328,745)	(207,743,615)
	(11,755)	$ (9,181,712)	(26,164)	$ (14,892,969)
Class G
Shares sold	5,405,638	$ 3,744,293,110	4,950,045	$ 3,163,424,359
Shares issued in reinvestment of distributions	445,394	335,886,614	320,764	212,620,914
Shares redeemed	(3,819,673)	(2,757,848,762)	(3,037,972)	(1,916,217,465)
	2,031,359	$ 1,322,330,962	2,232,837	$ 1,459,827,808
Class K
Shares sold	6,045,267	$ 4,331,012,197	7,140,479	$ 4,503,592,369
Shares issued in reinvestment of distributions	424,991	319,764,510	354,588	234,963,747
Shares redeemed	(8,740,449)	(6,374,013,961)	(5,424,428)	(3,460,695,108)
	(2,270,191)	$ (1,723,237,254)	2,070,639	$ 1,277,861,008
	491,979	$ 189,798,890	3,227,456	$ 2,004,497,522
As of December 31, 2025, shares owned by BlackRock Financial Management, Inc., an affiliate of the Fund, were as follows:
Fund Name	Investor P
iShares S&P 500 Index Fund	589
7.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Fund Notes to Financial Statements
17

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of BlackRock Funds III and Shareholders of iShares S&P 500 Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of iShares S&P 500 Index Fund (one of the series constituting BlackRock Funds III, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of the security owned as of December 31, 2025 by correspondence with the accounting agent. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 13, 2026
We have served as the auditor of one or more BlackRock investment companies since 2000.
18
2025 BlackRock Annual Financial Statements and Additional Information

Important Tax Information (unaudited)

The following amount, or maximum amount allowable by law, is hereby designated as qualified dividend income for individuals for the fiscal year ended December 31, 2025:
Fund Name	Qualified Dividend Income
iShares S&P 500 Index Fund	$ 579,224,348
The following amount, or maximum amount allowable by law, is hereby designated as qualified business income for individuals for the fiscal year ended December 31, 2025:
Fund Name	Qualified Business Income
iShares S&P 500 Index Fund	$ 22,637,387
The Fund hereby designates the following amount, or maximum amount allowable by law, as capital gain dividends, subject to a long-term capital gains tax rate as noted below, for the fiscal year ended December 31, 2025:
Fund Name	20% Rate Long-Term Capital Gain Dividends
iShares S&P 500 Index Fund	$ 127,762,212
The Fund hereby designates the following amount, or maximum amount allowable by law, of distributions from direct federal obligation interest for the fiscal year ended December 31, 2025:
Fund Name	Federal Obligation Interest
iShares S&P 500 Index Fund	$ 3,014,992
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The following percentage, or maximum percentage allowable by law, of ordinary income distributions paid during the fiscal year ended December 31, 2025 qualified for the dividends-received deduction for corporate shareholders:
Fund Name	Dividends-Received Deduction
iShares S&P 500 Index Fund	72.35%
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended December 31, 2025:
Fund Name	Interest Dividends
iShares S&P 500 Index Fund	$ 6,382,959
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest-related dividends and qualified short-term capital gains eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended December 31, 2025:
Fund Name	Interest- Related Dividends	Qualified Short-Term Capital Gains
iShares S&P 500 Index Fund	$ 6,394,469	$ 189,831,299
Important Tax Information
19

Schedule of Investments
December 31, 2025
S&P 500 Index Master Portfolio
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.2%
Axon Enterprise, Inc.(a)(b)	71,291	$ 40,488,298
Boeing Co.(a)	714,398	155,110,094
General Dynamics Corp.	232,131	78,149,222
General Electric Co.	963,697	296,847,587
Howmet Aerospace, Inc.	367,331	75,310,201
Huntington Ingalls Industries, Inc.	36,487	12,408,134
L3Harris Technologies, Inc.	169,665	49,808,554
Lockheed Martin Corp.	186,040	89,981,967
Northrop Grumman Corp.	122,568	69,889,499
RTX Corp.	1,224,953	224,656,380
Textron, Inc.	163,640	14,264,499
TransDigm Group, Inc.	51,909	69,031,184
		1,175,945,619
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc.	108,788	17,488,759
Expeditors International of Washington, Inc.(b)	119,616	17,823,980
FedEx Corp.	198,921	57,460,320
United Parcel Service, Inc., Class B	671,630	66,618,980
		159,392,039
Automobile Components — 0.0%
Aptiv PLC(a)	201,151	15,305,580
Automobiles — 2.4%
Ford Motor Co.	3,612,415	47,394,885
General Motors Co.	852,279	69,307,328
Tesla, Inc.(a)	2,567,214	1,154,527,480
		1,271,229,693
Banks — 3.6%
Bank of America Corp.	6,137,956	337,587,580
Citigroup, Inc.	1,634,737	190,757,460
Citizens Financial Group, Inc.	397,412	23,212,835
Fifth Third Bancorp	597,646	27,975,809
Huntington Bancshares, Inc.	1,457,655	25,290,314
JPMorgan Chase & Co.	2,487,107	801,395,618
KeyCorp	851,967	17,584,599
M&T Bank Corp.	137,646	27,732,916
PNC Financial Services Group, Inc.	358,283	74,784,411
Regions Financial Corp.	795,973	21,570,868
Truist Financial Corp.	1,179,752	58,055,596
U.S. Bancorp	1,420,159	75,779,684
Wells Fargo & Co.	2,867,924	267,290,517
		1,949,018,207
Beverages — 1.0%
Brown-Forman Corp., Class B	171,896	4,479,610
Coca-Cola Co.	3,537,024	247,273,348
Constellation Brands, Inc., Class A	130,510	18,005,160
Keurig Dr. Pepper, Inc.	1,243,512	34,830,771
Molson Coors Beverage Co., Class B	161,542	7,540,781
Monster Beverage Corp.(a)	646,596	49,574,515
PepsiCo, Inc.	1,249,226	179,288,915
		540,993,100
Biotechnology — 1.7%
AbbVie, Inc.	1,614,715	368,946,230
Amgen, Inc.	491,966	161,025,391
Biogen, Inc.(a)	134,491	23,669,071
Gilead Sciences, Inc.	1,132,142	138,959,109
Security	Shares	Value
Biotechnology (continued)
Incyte Corp.(a)	148,392	$ 14,656,678
Moderna, Inc.(a)	316,532	9,334,529
Regeneron Pharmaceuticals, Inc.	92,076	71,070,702
Vertex Pharmaceuticals, Inc.(a)	231,802	105,089,755
		892,751,465
Broadline Retail — 3.9%
Amazon.com, Inc.(a)	8,887,763	2,051,473,456
eBay, Inc.	410,106	35,720,232
		2,087,193,688
Building Products — 0.4%
A O Smith Corp.	105,329	7,044,403
Allegion PLC	80,857	12,874,051
Builders FirstSource, Inc.(a)	101,737	10,467,720
Carrier Global Corp.	713,839	37,719,253
Johnson Controls International PLC	558,345	66,861,814
Lennox International, Inc.	29,620	14,382,880
Masco Corp.	193,016	12,248,795
Trane Technologies PLC	202,585	78,846,082
		240,444,998
Capital Markets — 3.4%
Ameriprise Financial, Inc.	86,026	42,181,989
Ares Management Corp., Class A	189,412	30,614,662
Bank of New York Mellon Corp.	637,111	73,962,216
BlackRock, Inc.(c)	131,642	140,901,698
Blackstone, Inc., Class A	674,662	103,992,401
Cboe Global Markets, Inc.	96,312	24,174,312
Charles Schwab Corp.	1,526,035	152,466,157
CME Group, Inc., Class A	327,954	89,557,678
Coinbase Global, Inc., Class A(a)	209,758	47,434,674
FactSet Research Systems, Inc.	34,333	9,963,093
Franklin Resources, Inc.	275,817	6,589,268
Goldman Sachs Group, Inc.	274,021	240,864,459
Interactive Brokers Group, Inc., Class A	402,295	25,871,591
Intercontinental Exchange, Inc.	520,926	84,369,175
Invesco Ltd.	420,219	11,039,153
KKR & Co., Inc., Class A	627,054	79,936,844
Moody’s Corp.	140,171	71,606,355
Morgan Stanley	1,103,536	195,910,746
MSCI, Inc., Class A	68,649	39,385,991
Nasdaq, Inc.	414,627	40,272,720
Northern Trust Corp.	172,978	23,627,065
Raymond James Financial, Inc.	160,866	25,833,471
Robinhood Markets, Inc., Class A(a)	717,376	81,135,226
S&P Global, Inc.	283,222	148,008,985
State Street Corp.	255,184	32,921,288
T. Rowe Price Group, Inc.	194,073	19,869,194
		1,842,490,411
Chemicals — 1.0%
Air Products and Chemicals, Inc.	204,384	50,486,936
Albemarle Corp.	108,311	15,319,508
CF Industries Holdings, Inc.	136,176	10,531,852
Corteva, Inc.	617,361	41,381,708
Dow, Inc.	659,194	15,411,956
DuPont de Nemours, Inc.	386,723	15,546,264
Ecolab, Inc.	232,511	61,038,788
International Flavors & Fragrances, Inc.	235,123	15,844,939
Linde PLC	426,613	181,903,517
LyondellBasell Industries NV, Class A	240,310	10,405,423
20
2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
S&P 500 Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Chemicals (continued)
Mosaic Co.	295,160	$ 7,110,404
PPG Industries, Inc.	208,203	21,332,479
Sherwin-Williams Co.	212,079	68,719,958
		515,033,732
Commercial Services & Supplies — 0.4%
Cintas Corp.	309,764	58,257,316
Copart, Inc.(a)	806,763	31,584,772
Republic Services, Inc.	186,609	39,548,045
Rollins, Inc.	257,202	15,437,264
Veralto Corp.	230,462	22,995,498
Waste Management, Inc.	338,621	74,398,420
		242,221,315
Communications Equipment — 0.9%
Arista Networks, Inc.(a)	947,016	124,087,506
Cisco Systems, Inc.	3,600,317	277,332,419
F5, Inc.(a)	52,820	13,482,833
Motorola Solutions, Inc.	151,507	58,075,663
		472,978,421
Construction & Engineering — 0.2%
Comfort Systems USA, Inc.	32,153	30,008,073
EMCOR Group, Inc.	40,918	25,033,223
Quanta Services, Inc.	136,173	57,473,177
		112,514,473
Construction Materials — 0.3%
CRH PLC	612,372	76,424,026
Martin Marietta Materials, Inc.	55,520	34,570,083
Vulcan Materials Co.	121,949	34,782,294
		145,776,403
Consumer Finance — 0.6%
American Express Co.	490,891	181,605,125
Capital One Financial Corp.	580,818	140,767,051
Synchrony Financial	324,626	27,083,547
		349,455,723
Consumer Staples Distribution & Retail — 1.8%
Costco Wholesale Corp.	404,896	349,158,017
Dollar General Corp.	201,488	26,751,562
Dollar Tree, Inc.(a)	175,980	21,647,300
Kroger Co.	547,798	34,226,419
Sysco Corp.	433,683	31,958,100
Target Corp.	419,689	41,024,600
Walmart, Inc.	4,006,277	446,339,320
		951,105,318
Containers & Packaging — 0.2%
Amcor PLC	2,084,304	17,383,095
Avery Dennison Corp.	72,987	13,274,876
Ball Corp.	236,150	12,508,865
International Paper Co.	486,245	19,153,191
Packaging Corp. of America	81,722	16,853,528
Smurfit WestRock PLC	486,648	18,818,678
		97,992,233
Distributors — 0.0%
Genuine Parts Co.	127,142	15,633,381
Pool Corp.	30,019	6,866,846
		22,500,227
Security	Shares	Value
Diversified Telecommunication Services — 0.6%
AT&T, Inc.	6,477,048	$ 160,889,872
Verizon Communications, Inc.	3,852,201	156,900,147
		317,790,019
Electric Utilities — 1.5%
Alliant Energy Corp.	237,994	15,471,990
American Electric Power Co., Inc.	491,693	56,697,120
Constellation Energy Corp.	285,314	100,792,877
Duke Energy Corp.	715,056	83,811,714
Edison International	354,532	21,279,011
Entergy Corp.	407,732	37,686,669
Evergy, Inc.	211,153	15,306,481
Eversource Energy	337,491	22,723,269
Exelon Corp.	932,811	40,661,231
FirstEnergy Corp.	478,825	21,436,995
NextEra Energy, Inc.	1,895,565	152,175,958
NRG Energy, Inc.	173,623	27,647,726
PG&E Corp.	2,028,414	32,596,613
Pinnacle West Capital Corp.	110,533	9,804,277
PPL Corp.	681,022	23,849,390
Southern Co.	1,005,989	87,722,241
Xcel Energy, Inc.	533,796	39,426,173
		789,089,735
Electrical Equipment — 0.8%
AMETEK, Inc.	211,744	43,473,161
Eaton Corp. PLC	354,499	112,911,476
Emerson Electric Co.	513,271	68,121,327
GE Vernova, Inc.	247,883	162,008,892
Generac Holdings, Inc.(a)	54,235	7,396,027
Hubbell, Inc.	49,639	22,045,176
Rockwell Automation, Inc.	101,965	39,671,523
		455,627,582
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	1,115,148	150,701,101
CDW Corp./DE	121,738	16,580,716
Corning, Inc.	710,234	62,188,089
Jabil, Inc.	99,325	22,648,087
Keysight Technologies, Inc.(a)	158,813	32,269,213
TE Connectivity PLC	267,508	60,860,745
Teledyne Technologies, Inc.(a)(b)	43,733	22,335,755
Zebra Technologies Corp., Class A(a)	47,132	11,444,592
		379,028,298
Energy Equipment & Services — 0.2%
Baker Hughes Co., Class A	909,150	41,402,691
Halliburton Co.	759,108	21,452,392
SLB Ltd.	1,360,898	52,231,265
		115,086,348
Entertainment — 1.4%
Electronic Arts, Inc.	205,636	42,017,604
Live Nation Entertainment, Inc.(a)	145,018	20,665,065
Netflix, Inc.(a)	3,871,294	362,972,526
Take-Two Interactive Software, Inc.(a)	160,724	41,150,166
TKO Group Holdings, Inc., Class A	62,222	13,004,398
Walt Disney Co.	1,631,072	185,567,061
Warner Bros Discovery, Inc., Class A(a)	2,268,883	65,389,208
		730,766,028
Financial Services — 3.8%
Apollo Global Management, Inc.	426,507	61,741,153
Berkshire Hathaway, Inc., Class B(a)	1,675,333	842,106,132
Block, Inc., Class A(a)	496,536	32,319,528
Master Portfolio Schedule of Investments
21

Schedule of Investments (continued)
December 31, 2025
S&P 500 Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Financial Services (continued)
Corpay, Inc.(a)	65,175	$ 19,613,113
Fidelity National Information Services, Inc.	468,824	31,158,043
Fiserv, Inc.(a)	489,803	32,900,067
Global Payments, Inc.	211,962	16,405,859
Jack Henry & Associates, Inc.	65,638	11,977,622
Mastercard, Inc., Class A	749,128	427,662,193
PayPal Holdings, Inc.	854,828	49,904,859
Visa, Inc., Class A	1,541,849	540,741,863
		2,066,530,432
Food Products — 0.4%
Archer-Daniels-Midland Co.	439,711	25,278,985
Bunge Global SA	120,893	10,769,148
Conagra Brands, Inc.	428,805	7,422,615
General Mills, Inc.	483,356	22,476,054
Hershey Co.	137,089	24,947,456
Hormel Foods Corp.	265,222	6,285,761
J.M. Smucker Co.	96,634	9,451,772
Kraft Heinz Co.	758,265	18,387,926
Lamb Weston Holdings, Inc.	132,939	5,568,815
McCormick & Co., Inc.	233,198	15,883,116
Mondelez International, Inc., Class A	1,178,894	63,459,864
The Campbell’s Co.	184,501	5,142,043
Tyson Foods, Inc., Class A	249,587	14,630,790
		229,704,345
Gas Utilities — 0.0%
Atmos Energy Corp.	145,768	24,435,090
Ground Transportation — 0.8%
CSX Corp.	1,699,143	61,593,934
JB Hunt Transport Services, Inc.	71,067	13,811,161
Norfolk Southern Corp.	205,268	59,264,977
Old Dominion Freight Line, Inc.	170,546	26,741,613
Uber Technologies, Inc.(a)	1,898,343	155,113,606
Union Pacific Corp.	540,526	125,034,474
		441,559,765
Health Care Equipment & Supplies — 2.0%
Abbott Laboratories	1,588,665	199,043,838
Align Technology, Inc.(a)	58,222	9,091,365
Baxter International, Inc.	484,238	9,253,788
Becton Dickinson & Co.	264,380	51,308,227
Boston Scientific Corp.(a)	1,350,485	128,768,745
Cooper Cos., Inc.(a)	182,897	14,990,238
Dexcom, Inc.(a)	362,174	24,037,488
Edwards Lifesciences Corp.(a)	528,879	45,086,935
GE HealthCare Technologies, Inc.(a)	421,182	34,545,348
Hologic, Inc.(a)	204,261	15,215,402
IDEXX Laboratories, Inc.(a)	72,624	49,132,315
Insulet Corp.(a)	64,441	18,316,710
Intuitive Surgical, Inc.(a)	323,874	183,429,279
Medtronic PLC	1,177,338	113,095,088
ResMed, Inc.	130,853	31,518,562
Solventum Corp.(a)	131,883	10,450,409
STERIS PLC	91,043	23,081,221
Stryker Corp.	315,875	111,020,586
Zimmer Biomet Holdings, Inc.	182,436	16,404,645
		1,087,790,189
Health Care Providers & Services — 1.6%
Cardinal Health, Inc.	214,714	44,123,727
Cencora, Inc.	177,524	59,958,731
Centene Corp.(a)	426,493	17,550,187
Security	Shares	Value
Health Care Providers & Services (continued)
Cigna Group	243,570	$ 67,037,771
CVS Health Corp.	1,164,783	92,437,179
DaVita, Inc.(a)	30,788	3,497,825
Elevance Health, Inc.	203,042	71,176,373
HCA Healthcare, Inc.	145,937	68,132,148
Henry Schein, Inc.(a)	94,222	7,121,299
Humana, Inc.	110,981	28,425,563
Labcorp Holdings, Inc.	76,981	19,312,993
McKesson Corp.	112,765	92,500,002
Molina Healthcare, Inc.(a)	44,622	7,743,702
Quest Diagnostics, Inc.	102,406	17,770,513
UnitedHealth Group, Inc.	827,591	273,196,065
Universal Health Services, Inc., Class B	47,889	10,440,760
		880,424,838
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc.	143,991	7,046,920
Healthpeak Properties, Inc.	628,417	10,104,945
Ventas, Inc.	417,414	32,299,495
Welltower, Inc.	614,741	114,102,077
		163,553,437
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	570,462	10,114,291
Hotels, Restaurants & Leisure — 1.8%
Airbnb, Inc., Class A(a)	388,556	52,734,820
Booking Holdings, Inc.	29,450	157,714,469
Carnival Corp.(a)	971,892	29,681,582
Chipotle Mexican Grill, Inc.(a)	1,208,057	44,698,109
Darden Restaurants, Inc.	107,582	19,797,240
Domino’s Pizza, Inc.	28,550	11,900,211
DoorDash, Inc., Class A(a)	343,107	77,706,873
Expedia Group, Inc.	107,074	30,335,135
Hilton Worldwide Holdings, Inc.	212,357	60,999,548
Las Vegas Sands Corp.	282,357	18,378,617
Marriott International, Inc., Class A	203,492	63,131,358
McDonald’s Corp.	650,637	198,854,186
MGM Resorts International(a)(b)	184,318	6,725,764
Norwegian Cruise Line Holdings Ltd.(a)	409,414	9,138,121
Royal Caribbean Cruises Ltd.	230,375	64,256,195
Starbucks Corp.	1,038,692	87,468,253
Wynn Resorts Ltd.	73,056	8,790,828
Yum! Brands, Inc.	255,961	38,721,780
		981,033,089
Household Durables — 0.2%
D.R. Horton, Inc.	247,192	35,603,064
Garmin Ltd.	151,657	30,763,622
Lennar Corp., Class A	193,432	19,884,810
NVR, Inc.(a)	2,602	18,975,788
PulteGroup, Inc.	177,820	20,851,173
		126,078,457
Household Products — 0.8%
Church & Dwight Co., Inc.	212,419	17,811,333
Clorox Co.	114,557	11,550,782
Colgate-Palmolive Co.	735,691	58,134,303
Kimberly-Clark Corp.	306,850	30,958,097
Procter & Gamble Co.	2,134,882	305,949,939
		424,404,454
22
2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
S&P 500 Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	654,933	$ 9,391,739
Vistra Corp.	290,344	46,841,198
		56,232,937
Industrial Conglomerates — 0.4%
3M Co.	485,337	77,702,454
Honeywell International, Inc.	583,078	113,752,687
		191,455,141
Industrial REITs — 0.2%
Prologis, Inc.	851,820	108,743,341
Insurance — 1.8%
Aflac, Inc.	430,542	47,475,866
Allstate Corp.	239,077	49,763,878
American International Group, Inc.	492,967	42,173,327
Aon PLC, Class A	195,620	69,030,386
Arch Capital Group Ltd.(a)	329,905	31,644,488
Arthur J Gallagher & Co.	236,297	61,151,301
Assurant, Inc.	45,724	11,012,625
Brown & Brown, Inc.	271,576	21,644,607
Chubb Ltd.	334,386	104,368,558
Cincinnati Financial Corp.	142,568	23,284,206
Erie Indemnity Co., Class A	22,524	6,456,505
Everest Group Ltd.	39,262	13,323,560
Globe Life, Inc.	69,712	9,749,920
Hartford Insurance Group, Inc.	254,580	35,081,124
Loews Corp.	159,174	16,762,614
Marsh & McLennan Cos., Inc.	447,591	83,037,082
MetLife, Inc.	505,659	39,916,721
Principal Financial Group, Inc.	178,649	15,758,628
Progressive Corp.	534,052	121,614,321
Prudential Financial, Inc.	317,015	35,784,653
Travelers Cos., Inc.	202,423	58,714,815
W.R. Berkley Corp.	277,622	19,466,855
Willis Towers Watson PLC	87,478	28,745,271
		945,961,311
Interactive Media & Services — 8.0%
Alphabet, Inc., Class A	5,315,429	1,663,729,277
Alphabet, Inc., Class C	4,248,342	1,333,129,720
Match Group, Inc.	205,659	6,640,729
Meta Platforms, Inc., Class A	1,989,758	1,313,419,358
		4,316,919,084
IT Services — 0.9%
Accenture PLC, Class A	566,570	152,010,731
Akamai Technologies, Inc.(a)	127,054	11,085,462
Cognizant Technology Solutions Corp., Class A	444,358	36,881,714
EPAM Systems, Inc.(a)	52,558	10,768,083
Gartner, Inc.(a)	65,851	16,612,890
GoDaddy, Inc., Class A(a)	123,327	15,302,414
International Business Machines Corp.	853,991	252,960,674
VeriSign, Inc.	74,670	18,141,077
		513,763,045
Leisure Products — 0.0%
Hasbro, Inc.	122,350	10,032,700
Life Sciences Tools & Services — 0.9%
Agilent Technologies, Inc.	255,252	34,732,140
Bio-Techne Corp.(b)	141,448	8,318,557
Charles River Laboratories International, Inc.(a)	45,617	9,099,679
Danaher Corp.	574,347	131,479,515
IQVIA Holdings, Inc.(a)	157,731	35,554,145
Security	Shares	Value
Life Sciences Tools & Services (continued)
Mettler-Toledo International, Inc.(a)	18,522	$ 25,823,187
Revvity, Inc.	107,107	10,362,602
Thermo Fisher Scientific, Inc.	343,254	198,898,531
Waters Corp.(a)	55,028	20,901,285
West Pharmaceutical Services, Inc.	66,235	18,223,898
		493,393,539
Machinery — 1.6%
Caterpillar, Inc.	427,555	244,933,433
Cummins, Inc.	125,650	64,138,043
Deere & Co.	229,063	106,644,861
Dover Corp.	126,158	24,631,088
Fortive Corp.	290,176	16,020,617
IDEX Corp.	68,305	12,154,192
Illinois Tool Works, Inc.	241,187	59,404,358
Ingersoll Rand, Inc.(b)	330,610	26,190,924
Nordson Corp.	49,068	11,797,419
Otis Worldwide Corp.	351,718	30,722,567
PACCAR, Inc.	483,040	52,897,710
Parker-Hannifin Corp.	115,287	101,332,662
Pentair PLC	150,906	15,715,351
Snap-on, Inc.	48,128	16,584,909
Stanley Black & Decker, Inc.	142,291	10,569,375
Westinghouse Air Brake Technologies Corp.	157,421	33,601,512
Xylem, Inc.	224,816	30,615,443
		857,954,464
Media — 0.4%
Charter Communications, Inc., Class A(a)	80,397	16,782,874
Comcast Corp., Class A	3,320,499	99,249,715
Fox Corp., Class A	196,747	14,376,303
Fox Corp., Class B	127,857	8,301,755
News Corp., Class A	352,059	9,195,781
News Corp., Class B(b)	99,007	2,933,578
Omnicom Group, Inc.	295,801	23,885,931
Paramount Skydance Corp., Class B	287,123	3,847,448
Trade Desk, Inc., Class A(a)	410,022	15,564,435
		194,137,820
Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	1,318,925	66,988,201
Newmont Corp.	996,997	99,550,150
Nucor Corp.	205,917	33,587,122
Steel Dynamics, Inc.	126,338	21,407,974
		221,533,447
Multi-Utilities — 0.6%
Ameren Corp.	247,902	24,755,494
CenterPoint Energy, Inc.	603,809	23,150,037
CMS Energy Corp.	273,405	19,119,212
Consolidated Edison, Inc.	329,364	32,712,433
Dominion Energy, Inc.	789,781	46,273,269
DTE Energy Co.	193,135	24,910,552
NiSource, Inc.	429,563	17,938,551
Public Service Enterprise Group, Inc.	450,448	36,170,974
Sempra	590,969	52,176,653
WEC Energy Group, Inc.	293,390	30,940,909
		308,148,084
Office REITs — 0.0%
BXP, Inc.	134,395	9,068,975
Oil, Gas & Consumable Fuels — 2.6%
APA Corp.	324,572	7,939,031
Chevron Corp.	1,729,214	263,549,506
Master Portfolio Schedule of Investments
23

Schedule of Investments (continued)
December 31, 2025
S&P 500 Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
ConocoPhillips	1,128,974	$ 105,683,256
Coterra Energy, Inc.	705,210	18,561,127
Devon Energy Corp.	573,615	21,011,517
Diamondback Energy, Inc.	172,285	25,899,604
EOG Resources, Inc.	492,416	51,708,604
EQT Corp.	578,429	31,003,794
Expand Energy Corp.	220,734	24,360,204
Exxon Mobil Corp.	3,852,878	463,655,339
Kinder Morgan, Inc.	1,783,298	49,022,862
Marathon Petroleum Corp.	277,804	45,179,265
Occidental Petroleum Corp.	645,906	26,559,655
ONEOK, Inc.	576,231	42,352,978
Phillips 66	367,995	47,486,075
Targa Resources Corp.	193,151	35,636,360
Texas Pacific Land Corp.(b)	51,045	14,661,145
Valero Energy Corp.	278,663	45,363,550
Williams Cos., Inc.	1,123,019	67,504,672
		1,387,138,544
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	589,546	40,914,492
Southwest Airlines Co.	480,069	19,841,252
United Airlines Holdings, Inc.(a)	293,674	32,838,627
		93,594,371
Personal Care Products — 0.1%
Estee Lauder Cos., Inc., Class A	213,842	22,393,534
Kenvue, Inc.	1,780,477	30,713,229
		53,106,763
Pharmaceuticals — 3.3%
Bristol-Myers Squibb Co.	1,855,734	100,098,292
Eli Lilly & Co.	725,525	779,707,207
Johnson & Johnson	2,201,175	455,533,166
Merck & Co., Inc.	2,267,621	238,689,786
Pfizer, Inc.	5,186,374	129,140,713
Viatris, Inc.	1,077,378	13,413,356
Zoetis, Inc., Class A	400,423	50,381,222
		1,766,963,742
Professional Services — 0.5%
Automatic Data Processing, Inc.	369,512	95,049,572
Broadridge Financial Solutions, Inc.	104,938	23,419,013
Dayforce, Inc.(a)	149,647	10,349,587
Equifax, Inc.	113,878	24,709,248
Jacobs Solutions, Inc.	110,662	14,658,288
Leidos Holdings, Inc.	113,462	20,468,545
Paychex, Inc.	293,403	32,913,949
Paycom Software, Inc.	44,828	7,143,790
Verisk Analytics, Inc.	129,074	28,872,563
		257,584,555
Real Estate Management & Development(a) — 0.1%
CBRE Group, Inc., Class A	269,354	43,309,430
CoStar Group, Inc.	389,138	26,165,639
		69,475,069
Residential REITs — 0.2%
AvalonBay Communities, Inc.	129,937	23,558,877
Camden Property Trust	98,209	10,810,847
Equity Residential	317,431	20,010,850
Essex Property Trust, Inc.	59,973	15,693,735
Invitation Homes, Inc.	519,096	14,425,678
Security	Shares	Value
Residential REITs (continued)
Mid-America Apartment Communities, Inc.	107,620	$ 14,949,494
UDR, Inc.	278,417	10,212,336
		109,661,817
Retail REITs — 0.2%
Federal Realty Investment Trust	70,241	7,080,293
Kimco Realty Corp.	633,005	12,831,011
Realty Income Corp.	849,977	47,913,204
Regency Centers Corp.	151,604	10,465,224
Simon Property Group, Inc.	298,674	55,287,544
		133,577,276
Semiconductors & Semiconductor Equipment — 14.0%
Advanced Micro Devices, Inc.(a)	1,487,408	318,543,297
Analog Devices, Inc.	449,459	121,893,281
Applied Materials, Inc.	727,826	187,044,004
Broadcom, Inc.	4,314,437	1,493,226,646
First Solar, Inc.(a)	98,251	25,666,109
Intel Corp.(a)	4,028,287	148,643,790
KLA Corp.	120,042	145,860,633
Lam Research Corp.	1,147,532	196,434,528
Microchip Technology, Inc.	489,834	31,212,222
Micron Technology, Inc.	1,025,505	292,689,382
Monolithic Power Systems, Inc.	43,974	39,856,274
NVIDIA Corp.	22,200,916	4,140,470,834
NXP Semiconductors NV	229,563	49,828,945
ON Semiconductor Corp.(a)	368,571	19,958,120
Qnity Electronics, Inc.	193,361	15,787,926
QUALCOMM, Inc.	978,485	167,369,859
Skyworks Solutions, Inc.	136,217	8,637,520
Teradyne, Inc.	141,211	27,332,801
Texas Instruments, Inc.	830,134	144,019,948
		7,574,476,119
Software — 10.2%
Adobe, Inc.(a)	382,440	133,850,176
AppLovin Corp., Class A(a)	247,303	166,637,707
Autodesk, Inc.(a)	196,440	58,148,204
Cadence Design Systems, Inc.(a)	248,688	77,734,895
Crowdstrike Holdings, Inc., Class A(a)	228,833	107,267,757
Datadog, Inc., Class A(a)	299,858	40,777,689
Fair Isaac Corp.(a)	21,897	37,019,506
Fortinet, Inc.(a)	577,499	45,859,196
Gen Digital, Inc.	500,346	13,604,408
Intuit, Inc.	254,721	168,732,285
Microsoft Corp.	6,790,354	3,283,951,002
Oracle Corp.	1,530,534	298,316,382
Palantir Technologies, Inc., Class A(a)(b)	2,087,008	370,965,672
Palo Alto Networks, Inc.(a)	613,378	112,984,228
PTC, Inc.(a)	110,124	19,184,702
Roper Technologies, Inc.	98,783	43,971,277
Salesforce, Inc.	869,764	230,409,181
ServiceNow, Inc.(a)	957,315	146,651,085
Synopsys, Inc.(a)	170,438	80,058,137
Trimble, Inc.(a)	220,982	17,313,940
Tyler Technologies, Inc.(a)	39,833	18,082,190
Workday, Inc., Class A(a)	200,303	43,021,078
		5,514,540,697
Specialized REITs — 0.7%
American Tower Corp.	430,928	75,658,029
Crown Castle, Inc.	399,309	35,486,591
Digital Realty Trust, Inc.	297,959	46,097,237
Equinix, Inc.	89,309	68,424,983
24
2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
S&P 500 Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Specialized REITs (continued)
Extra Space Storage, Inc.	195,314	$ 25,433,789
Iron Mountain, Inc.	274,407	22,762,061
Public Storage	144,303	37,446,628
SBA Communications Corp.	94,521	18,283,197
VICI Properties, Inc.	968,814	27,243,050
Weyerhaeuser Co.	672,914	15,941,333
		372,776,898
Specialty Retail — 1.7%
AutoZone, Inc.(a)	15,062	51,082,773
Best Buy Co., Inc.	172,937	11,574,673
Carvana Co., Class A(a)	129,207	54,527,938
Home Depot, Inc.	909,403	312,925,572
Lowe’s Cos., Inc.	510,707	123,162,100
O’Reilly Automotive, Inc.(a)	771,189	70,340,149
Ross Stores, Inc.	296,208	53,358,909
TJX Cos., Inc.	1,016,801	156,190,802
Tractor Supply Co.	491,033	24,556,560
Ulta Beauty, Inc.(a)	41,191	24,920,967
Williams-Sonoma, Inc.	109,437	19,544,354
		902,184,797
Technology Hardware, Storage & Peripherals — 7.3%
Apple, Inc.	13,499,941	3,670,093,960
Dell Technologies, Inc., Class C	273,177	34,387,521
Hewlett Packard Enterprise Co.	1,215,797	29,203,444
HP, Inc.	868,302	19,345,769
NetApp, Inc.	179,032	19,172,537
Sandisk Corp.(a)	127,869	30,353,543
Seagate Technology Holdings PLC	194,790	53,643,218
Super Micro Computer, Inc.(a)	455,834	13,342,261
Western Digital Corp.	312,365	53,811,118
		3,923,353,371
Textiles, Apparel & Luxury Goods — 0.3%
Deckers Outdoor Corp.(a)	129,396	13,414,483
Lululemon Athletica, Inc.(a)	97,502	20,261,891
NIKE, Inc., Class B	1,088,438	69,344,385
Ralph Lauren Corp., Class A	33,989	12,018,850
Tapestry, Inc.	189,456	24,206,793
		139,246,402
Tobacco — 0.6%
Altria Group, Inc.	1,533,665	88,431,124
Philip Morris International, Inc.	1,422,173	228,116,549
		316,547,673
Security	Shares	Value
Trading Companies & Distributors — 0.2%
Fastenal Co.	1,057,601	$ 42,441,528
United Rentals, Inc.	58,681	47,491,707
WW Grainger, Inc.	40,282	40,646,552
		130,579,787
Water Utilities — 0.0%
American Water Works Co., Inc.	178,241	23,260,451
Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.	439,412	89,218,212
Total Common Stocks — 98.9% (Cost: $16,305,525,849)		53,391,989,474
Investment Companies
Capital Markets — 0.8%
iShares Core S&P 500 ETF(c)	584,671	400,464,555
Total Investment Companies — 0.8% (Cost: $388,731,238)		400,464,555
Total Long-Term Investments — 99.7% (Cost: $16,694,257,087)		53,792,454,029
Short-Term Securities
Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.89%(c)(d)(e)	123,349,275	123,410,950
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.72%(c)(d)	320,214,713	320,214,713
Total Short-Term Securities — 0.8% (Cost: $443,596,102)		443,625,663
Total Investments — 100.5% (Cost: $17,137,853,189)		54,236,079,692
Liabilities in Excess of Other Assets — (0.5)%		(249,796,869)
Net Assets — 100.0%		$ 53,986,282,823

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Master Portfolio.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Master Portfolio for compliance purposes.
Master Portfolio Schedule of Investments
25

Schedule of Investments (continued)
December 31, 2025
S&P 500 Index Master Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Master Portfolio during the year ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/25	Shares Held at 12/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 196,905,512	$ —	$ (73,460,340)(a)	$ (2,008)	$ (32,214)	$ 123,410,950	123,349,275	$ 1,333,734 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	120,252,759	199,961,954 (a)	—	—	—	320,214,713	320,214,713	6,895,321	—
BlackRock, Inc.	138,023,886	5,410,155	(9,698,479)	720,188	6,445,948	140,901,698	131,642	2,810,863	—
iShares Core S&P 500 ETF	299,532,746	3,054,654,407	(2,975,375,127)	72,498,552	(50,846,023)	400,464,555	584,671	2,014,967	—
				$ 73,216,732	$ (44,432,289)	$ 984,991,916		$ 13,054,885	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	854	03/20/26	$ 294,310	$ (397,470)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ 397,470	$ —	$ —	$ —	$ 397,470

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Master Portfolio Schedule of Investments. In the
Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in net unrealized appreciation (depreciation).

For the period ended December 31, 2025, the effect of derivative financial instruments in the Statement of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 32,348,823	$ —	$ —	$ —	$ 32,348,823
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ 1,283,064	$ —	$ —	$ —	$ 1,283,064
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$187,852,063
26
2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
S&P 500 Index Master Portfolio

For more information about the Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 53,391,989,474	$ —	$ —	$ 53,391,989,474
Investment Companies	400,464,555	—	—	400,464,555
Short-Term Securities
Money Market Funds	443,625,663	—	—	443,625,663
	$54,236,079,692	$—	$—	$54,236,079,692
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (397,470)	$ —	$ —	$ (397,470)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Master Portfolio Schedule of Investments
27

Statement of Assets and Liabilities
December 31, 2025

S&P 500 Index Master Portfolio
ASSETS
Investments, at value — unaffiliated(a)(b)	$ 53,251,087,776
Investments, at value — affiliated(c)	984,991,916
Cash	1,360,589
Cash pledged for futures contracts	21,255,000
Receivables:
Securities lending income — affiliated	26,611
Dividends — unaffiliated	27,083,115
Dividends — affiliated	393,831
Prepaid expenses	67,081
Total assets	54,286,265,919
LIABILITIES
Collateral on securities loaned	123,377,658
Payables:
Investments purchased	53,465,121
Withdrawals to investors	120,368,449
Investment advisory fees	452,139
Trustees’ fees	62,733
Professional fees	47,258
Variation margin on futures contracts	2,209,738
Total liabilities	299,983,096
Commitments and contingent liabilities
NET ASSETS	$ 53,986,282,823
NET ASSETS CONSIST OF
Investors’ capital	$ 16,888,453,790
Net unrealized appreciation (depreciation)	37,097,829,033
NET ASSETS	$ 53,986,282,823
(a) Investments, at cost—unaffiliated	$16,255,867,575
(b) Securities loaned, at value	$118,957,146
(c) Investments, at cost—affiliated	$881,985,614
See notes to financial statements.
28
2025 BlackRock Annual Financial Statements and Additional Information

Statement of Operations
Year Ended December 31, 2025

S&P 500 Index Master Portfolio
INVESTMENT INCOME
Dividends — unaffiliated	$605,891,098
Dividends — affiliated	11,721,151
Interest — unaffiliated	7,398,528
Securities lending income — affiliated — net	1,333,734
Foreign taxes withheld	(3,397,673)
Total investment income	622,946,838
EXPENSES
Investment advisory	4,952,451
Trustees	287,062
Professional	60,261
Total expenses	5,299,774
Less fees waived and/or reimbursed by the Manager	(487,040)
Total expenses after fees waived and/or reimbursed	4,812,734
Net investment income	618,134,104
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from:
Investments — unaffiliated	279,081,615
Investments — affiliated	73,216,732
Futures contracts	32,348,823
384,647,170
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	7,476,876,403
Investments — affiliated	(44,432,289)
Futures contracts	1,283,064
7,433,727,178
Net realized and unrealized gain	7,818,374,348
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,436,508,452
See notes to financial statements.
Master Portfolio Statement of Operations
29

Statements of Changes in Net Assets

	S&P 500 Index Master Portfolio
	Year Ended 12/31/25	Year Ended 12/31/24

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$618,134,104	$575,273,596
Net realized gain	384,647,170	85,066,881
Net change in unrealized appreciation (depreciation)	7,433,727,178	8,536,342,561
Net increase in net assets resulting from operations	8,436,508,452	9,196,683,038
CAPITAL TRANSACTIONS
Proceeds from contributions	12,025,654,213	10,050,282,417
Value of withdrawals	(12,927,785,073)	(8,821,440,872)
Net increase (decrease) in net assets derived from capital transactions	(902,130,860)	1,228,841,545
NET ASSETS
Total increase in net assets	7,534,377,592	10,425,524,583
Beginning of year	46,451,905,231	36,026,380,648
End of year	$53,986,282,823	$46,451,905,231
See notes to financial statements.
30
2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights

S&P 500 Index Master Portfolio
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Total Return
Total return	17.83%	24.94%	26.24%	(18.13)%	28.65%
Ratios to Average Net Assets(a)
Total expenses	0.01%	0.01%	0.01%	0.01%	0.01%
Total expenses after fees waived and/or reimbursed	0.01%	0.01%	0.01%	0.01%	0.01%
Net investment income	1.25%	1.36%	1.63%	1.60%	1.39%
Supplemental Data
Net assets, end of year (000)	$53,986,283	$46,451,905	$36,026,381	$29,544,845	$34,489,286
Portfolio turnover rate	14%	9%	10%	13%	6%

(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Master Portfolio Financial Highlights
31

Notes to Financial Statements

1.
ORGANIZATION
Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. MIP is organized as a Delaware statutory trust. S&P 500 Index Master Portfolio (the “Master Portfolio”) is a series of MIP. The Master Portfolio is classified as a diversified fund under the 1940 Act. Effective November 20, 2025, the Master Portfolio intends to be diversified in approximately the same proportion as the S&P 500 Index (the "Underlying Index") is diversified. The Master Portfolio may become “non-diversified,” as defined in the Investment Company Act of 1940, as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index.
The Master Portfolio, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Master Portfolio is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.  Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.  Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Taxes: The Master Portfolio may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Master Portfolio invests. These foreign taxes, if any, are paid by the Master Portfolio and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of December 31, 2025, if any, are disclosed in the Statement of Assets and Liabilities.
The Master Portfolio files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Master Portfolio may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Master Portfolio may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Master Portfolio may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Master Portfolio is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Master Portfolio may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Indemnifications: In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. The Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master Portfolio, which cannot be predicted with any certainty.
Other:  Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Master Portfolio’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Master Portfolio. The CODM has concluded that the Master Portfolio operates as a single operating segment since the Master Portfolio has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Master Portfolio’s financial statements.
Recent Accounting Standard: The Master Portfolio adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The Master Portfolio’s adoption of the new standard did not have a material impact on financial statement disclosures and did not affect the Master Portfolio’s financial position or results of operations.
32
2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Master Portfolio’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Master Portfolio is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of MIP (the “Board”) has approved the designation of the Master Portfolio’s Manager as the valuation designee for the Master Portfolio.  The Master Portfolio determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Master Portfolio’s assets and liabilities:
•Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
•Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
•Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Master Portfolio uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that the Master Portfolio has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Master Portfolio may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Master Portfolio and any additional required collateral is delivered to the Master
Master Portfolio Notes to Financial Statements
33

Notes to Financial Statements  (continued)

Portfolio, or excess collateral returned by the Master Portfolio, on the next business day. During the term of the loan, the Master Portfolio is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Master Portfolio, except in the event of borrower default. The securities on loan, if any, are disclosed in the Master Portfolio’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Master Portfolio under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Master Portfolio, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Master Portfolio can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the Master Portfolio’s securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Barclays Bank PLC	$ 666,675	$ (666,675)	$ —	$ —
BofA Securities, Inc.	8,106,220	(8,106,220)	—	—
Citigroup Global Markets, Inc.	6,035,230	(6,035,230)	—	—
Goldman Sachs & Co. LLC	88,875,000	(88,875,000)	—	—
Morgan Stanley	14,661,145	(14,661,145)	—	—
National Financial Services LLC	612,876	(612,876)	—	—
	$ 118,957,146	$ (118,957,146)	$ —	$ —

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Master Portfolio is disclosed in the
Master Portfolio’s Statement of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Master Portfolio benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Master Portfolio could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Master Portfolio.
5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Master Portfolio engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Master Portfolio and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Master Portfolio and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
34
2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: MIP, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolio’s investment adviser and an indirect, majority-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of the Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio.
For such services, the Master Portfolio pays the Manager a monthly fee at an annual rate equal to 0.01% of the average daily value of the Master Portfolio’s net assets.
Administration: MIP, on behalf of the Master Portfolio, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL”), BAL has agreed to provide general administrative services (other than investment advice and related portfolio activities). BAL has agreed to bear all of the Master Portfolio’s ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Master Portfolio. BAL may delegate certain of its administration duties to sub-administrators.
BAL is not entitled to compensation for providing administrative services to the Master Portfolio, for so long as BAL (or an affiliate) is entitled to compensation for providing administrative services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BAL (or an affiliate) receives investment advisory fees from the Master Portfolio.
The fees and expenses of the Master Portfolio’s trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Master Portfolio’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolio. BFA has contractually agreed to reimburse the Master Portfolio or provide an offsetting credit against the investment advisory fees paid by the Master Portfolio in an amount equal to the independent expenses through June 30, 2026. If the Master Portfolio does not pay administration fees, BAL agrees to cap the expenses of the Master Portfolio at the rate at which it pays an investment advisory fee to BFA. The amount waived is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended December 31, 2025, the amount waived was $347,323.
Expense Waivers and Reimbursements:  The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of the Master Portfolio. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended December 31, 2025, the amounts waived were $114,736.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Master Portfolio’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Master Portfolio.  This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.  For the year ended December 31, 2025, the Manager waived $24,981 in investment advisory fees pursuant to this arrangement.
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Master Portfolio, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Master Portfolio is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Master Portfolio bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Master Portfolio retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Master Portfolio retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock  Multi-Asset Complex in a calendar year exceeds specified thresholds, the Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Master Portfolio Notes to Financial Statements
35

Notes to Financial Statements  (continued)

The share of securities lending income earned by the Master Portfolio is shown as securities lending income — affiliated — net in the Statement of Operations. For the year ended December 31, 2025, the Master Portfolio paid BTC $402,378 for securities lending agent services.
Interfund Lending: Prior to March 3, 2025, in accordance with an exemptive order (the “Order”) from the SEC, the Master Portfolio could participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Master Portfolio’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.
During the period ended March 3, 2025, the Master Portfolio did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Master Portfolio are directors and/or officers of BlackRock or its affiliates.
Other Transactions:  The Master Portfolio may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the year ended December 31, 2025, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
Master Portfolio Name	Purchases	Sales	Net Realized Gain (Loss)
S&P 500 Index Master Portfolio	$ 539,905,471	$ 647,147,554	$ 17,268,243
7.
 PURCHASES AND SALES
For the year ended December 31, 2025, purchases and sales of investments, excluding short-term securities, were $6,710,076,644 and $7,053,702,303, respectively.
8.
INCOME TAX INFORMATION
The Master Portfolio is classified as a partnership for U.S. federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no U.S. federal income tax provision is required.  It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.
The Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Master Portfolio as of December 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Master Portfolio’s NAV.
As of December 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Master Portfolio Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
S&P 500 Index Master Portfolio	$ 17,006,277,646	$ 38,040,400,853	$ (810,598,807)	$ 37,229,802,046
9.
BANK BORROWINGS
MIP, on behalf of the Master Portfolio, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Master Portfolio may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Master Portfolio, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.  During the year ended December 31, 2025, the Master Portfolio did not borrow under the credit agreement.
36
2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

10.
PRINCIPAL RISKS
In the normal course of business, the Master Portfolio invests in securities or other instruments and may enter into certain transactions, and such activities subject the Master Portfolio to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Master Portfolio and its investments. The Master Portfolio’s prospectus provides details of the risks to which the Master Portfolio is subject.
The Manager uses an indexing approach to try to achieve the Master Portfolio’s investment objective. The Master Portfolio is not actively managed, and the Manager generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Master Portfolio may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Master Portfolio may invest in illiquid investments. An illiquid investment is any investment that the Master Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Master Portfolio may  experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Master Portfolio’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Master Portfolio may lose value, regardless of the individual results of the securities and other instruments in which the Master Portfolio invests. The Master Portfolio’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Master Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Master Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Master Portfolio.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Master Portfolio’s portfolio are disclosed in its Schedule of Investments.
The Master Portfolio invests a significant portion of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Master Portfolio and could affect the income from, or the value or liquidity of, the Master Portfolio’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
The Master Portfolio invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Master Portfolio invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
Master Portfolio Notes to Financial Statements
37

Notes to Financial Statements  (continued)

11.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
38
2025 BlackRock Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Master Investment Portfolio and Investors of S&P 500 Index Master Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of S&P 500 Index Master Portfolio (one of the series constituting Master Investment Portfolio, referred to hereafter as the “Master Portfolio”) as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Master Portfolio as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Master Portfolio’s management. Our responsibility is to express an opinion on the Master Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Master Portfolio in accordance with the relevant ethical requirements relating to our audit, which include standards of the American Institute of Certified Public Accountants (AICPA) Code of Professional Conduct, as well as U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission.
We conducted our audits of these financial statements in accordance with the auditing standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 13, 2026
We have served as the auditor of one or more BlackRock investment companies since 2000.
Master Portfolio Report of Independent Registered Public Accounting Firm
39

Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Each of BAL and BFA has contractually agreed to reimburse, or provide offsetting credits to, the Fund/Master Portfolio for the Fund’s/Master Portfolio’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Fund/Master Portfolio may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund/Master Portfolio and does not, and is not intended to, incorporate BlackRock’s website in this report.
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BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
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Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
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Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
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Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
40
2025 BlackRock Annual Financial Statements and Additional Information

Additional Information (continued)

Fund and/or MIP Service Providers
Investment Adviser
BlackRock Fund Advisors
San Francisco, CA 94105
Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, PA 19103
Legal Counsel
Ropes & Gray LLP
New York, NY 10036
Address of the Trust/MIP
400 Howard Street
San Francisco, CA 94105
Additional Information
41

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
S&P	Standard & Poor’s
42
2025 BlackRock Annual Financial Statements and Additional Information

THIS PAGE INTENTIONALLY LEFT BLANK.

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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Schedule of Investments
December 31, 2025
International Tilts Master Portfolio
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 7.4%
Aristocrat Leisure Ltd.	113,274	$ 4,385,332
Aurizon Holdings Ltd.	205,980	501,211
BHP Group Ltd., Class DI	249,864	7,540,677
Coles Group Ltd.	96,976	1,386,103
Commonwealth Bank of Australia	65,026	6,940,811
Computershare Ltd.	67,007	1,518,617
CSL Ltd.	17,620	2,027,735
Evolution Mining Ltd.	299,340	2,505,098
Fortescue Ltd.	228,599	3,342,688
Glencore PLC	796,671	4,355,130
Insurance Australia Group Ltd.	44,835	237,949
JB Hi-Fi Ltd.	4,017	257,137
Macquarie Group Ltd.	60,680	8,199,694
Mirvac Group	88,905	121,185
National Australia Bank Ltd.	20,812	585,166
Orica Ltd.	105,444	1,703,030
Origin Energy Ltd.	1,593	12,165
Perseus Mining Ltd.	84,845	318,964
Pro Medicus Ltd.(a)	4,158	610,657
Qantas Airways Ltd.	160,196	1,106,743
QBE Insurance Group Ltd.	108,186	1,432,322
Ramelius Resources Ltd.	20,997	57,750
REA Group Ltd.(a)	8,937	1,089,465
Regis Resources Ltd., Registered Shares	43,369	216,302
Rio Tinto Ltd.	6,956	678,597
Rio Tinto PLC	10,910	878,812
Santos Ltd.	358,156	1,471,013
SEEK Ltd.	72,838	1,118,514
SGH Ltd.	4,653	143,610
Sonic Healthcare Ltd.	16,480	248,139
Suncorp Group Ltd.	3,752	44,045
Technology One Ltd.	29,482	546,787
Telstra Group Ltd.	423,624	1,374,474
Wesfarmers Ltd.	40,776	2,196,727
Worley Ltd.	120,303	1,004,627
		60,157,276
Belgium — 0.2%
Ageas SA	23,448	1,642,787
Groupe Bruxelles Lambert NV	699	62,158
UCB SA	68	18,947
		1,723,892
Chile — 0.0%
Antofagasta PLC	3,389	148,864
China — 0.8%
BOC Hong Kong Holdings Ltd.	81,000	411,074
Mobvista, Inc.(b)(c)	99,000	194,208
Prosus NV	85,131	5,271,222
SITC International Holdings Co. Ltd.	56,000	200,390
		6,076,894
Denmark — 1.0%
Danske Bank A/S	4,950	247,185
Genmab A/S(b)	3,656	1,133,301
Novo Nordisk A/S, Class B	66,621	3,378,914
Pandora A/S	15,497	1,713,751
Tryg A/S	40,569	1,060,936
Vestas Wind Systems A/S	13,350	361,080
		7,895,167
Security	Shares	Value
Finland — 0.8%
Elisa OYJ	181	$ 8,021
Kone OYJ, Class B	27,744	1,965,467
Nokia OYJ	292,407	1,885,168
Nordea Bank Abp	58,815	1,106,560
Sampo OYJ, A Shares	115,814	1,401,211
		6,366,427
France — 11.7%
Air Liquide SA	22,192	4,171,073
AXA SA	191,074	9,167,921
BNP Paribas SA	94,046	8,897,407
Bureau Veritas SA	66,435	2,113,485
Credit Agricole SA	178,155	3,667,831
Dassault Systemes SE	52,986	1,480,335
Eiffage SA	524	75,078
Engie SA	123,628	3,247,626
EssilorLuxottica SA	1,515	479,040
FDJ UNITED, Class A	6,214	172,008
Gecina SA	2,072	196,783
Hermes International SCA	1,372	3,406,469
Ipsen SA	5,576	778,016
Klepierre SA	5,673	224,454
Legrand SA	394	58,573
L’Oreal SA	11,743	5,041,454
LVMH Moet Hennessy Louis Vuitton SE	14,313	10,788,219
Publicis Groupe SA	21,254	2,207,178
Safran SA	37,616	13,102,287
Sanofi SA	72,370	7,002,171
Societe Generale SA	31,482	2,534,426
Thales SA	12,725	3,432,770
TotalEnergies SE	66,316	4,323,670
Veolia Environnement SA	84,696	2,947,206
Vinci SA	37,288	5,245,790
		94,761,270
Germany — 9.3%
Allianz SE, Registered Shares	17,065	7,890,467
Commerzbank AG	19,603	827,337
Continental AG	12,401	984,180
Deutsche Bank AG, Class N, Registered Shares	147,580	5,687,603
Deutsche Boerse AG, Class N	6,597	1,733,832
Deutsche Telekom AG, Class N, Registered Shares	388,485	12,645,596
GEA Group AG	11,147	753,339
Henkel AG & Co. KGaA	2,003	152,441
Jenoptik AG	2	45
Knorr-Bremse AG	3,719	412,594
LEG Immobilien SE	10,400	758,533
Mercedes-Benz Group AG, Class N	39,340	2,727,131
MTU Aero Engines AG, Class N	303	125,602
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class N, Registered Shares	8,393	5,523,319
Nemetschek SE	9,225	998,055
Nordex SE(b)	4,456	151,036
Rational AG	335	258,651
Rheinmetall AG	1,780	3,247,421
SAP SE	72,572	17,632,712
Schaeffler AG	11	107
Scout24 SE(c)	2,003	201,181
Siemens AG, Class N, Registered Shares	20,056	5,617,211
Siemens Energy AG(b)	35,206	4,939,000
Master Portfolio Schedule of Investments
1

Schedule of Investments (continued)
December 31, 2025
International Tilts Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Germany (continued)
Symrise AG	105	$ 8,507
Vonovia SE	71,418	2,055,364
		75,331,264
Hong Kong — 2.0%
AIA Group Ltd.	1,171,800	12,061,447
CK Asset Holdings Ltd.	79,500	402,022
Guotai Junan International Holdings Ltd.	43,000	14,104
Jardine Matheson Holdings Ltd.	14,800	1,010,029
Swire Pacific Ltd., Class A	27,000	217,657
Techtronic Industries Co. Ltd.	194,500	2,237,358
		15,942,617
Ireland — 0.2%
Kerry Group PLC, Class A	16,476	1,505,620
Israel — 0.9%
Bank Hapoalim BM	98,659	2,231,376
Bank Leumi Le-Israel BM	57,453	1,266,131
Elbit Systems Ltd.	2,450	1,406,609
Isracard Ltd.	1,271	6,233
Israel Discount Bank Ltd., Class A	47,327	502,591
Mizrahi Tefahot Bank Ltd.	14,000	978,140
Nice Ltd.(b)	7,874	890,053
Nova Ltd.(b)	838	280,137
		7,561,270
Italy — 2.9%
A2A SpA	15,856	42,904
Amplifon SpA(a)	34,324	550,294
Banca Mediolanum SpA	8,497	192,937
Banca Monte dei Paschi di Siena SpA	46,412	494,157
BPER Banca SpA	56,752	766,860
Coca-Cola HBC AG, Class DI	5,363	277,447
Enel SpA	232,220	2,414,469
Eni SpA	287,939	5,458,206
Generali	35,247	1,472,916
Intesa Sanpaolo SpA	580,138	4,008,813
Leonardo SpA	15,552	889,583
MFE-MediaForEurope NV, Class A	8	29
Nexi SpA(a)(c)	12,518	61,700
Poste Italiane SpA(c)	17,594	441,678
Prysmian SpA	13,655	1,362,186
Snam SpA	15,403	102,351
Terna - Rete Elettrica Nazionale	12,290	130,750
UniCredit SpA	54,388	4,504,778
Unipol Assicurazioni SpA	6,897	165,470
		23,337,528
Ivory Coast — 0.0%
Endeavour Mining PLC	3,603	188,248
Japan — 23.3%
Advantest Corp.	26,100	3,300,288
Ajinomoto Co., Inc.	1,300	27,482
Amada Co. Ltd.	3,200	37,858
Asahi Kasei Corp.(a)	88,700	788,432
Astellas Pharma, Inc.	196,600	2,616,650
Canon, Inc.(a)	86,400	2,556,454
Concordia Financial Group Ltd.	19,300	159,553
CyberAgent, Inc.	122,800	1,046,382
Daifuku Co. Ltd.	400	12,590
Dai-ichi Life Holdings, Inc.	134,600	1,118,602
Daiichi Sankyo Co. Ltd.	66,000	1,401,479
Daikin Industries Ltd.	19,500	2,493,890
Security	Shares	Value
Japan (continued)
Daito Trust Construction Co. Ltd.	2,400	$ 45,701
Daiwa House Industry Co. Ltd.	89,700	2,979,728
Daiwa Securities Group, Inc.	54,500	477,627
Denso Corp.	66,000	911,599
Dentsu Group, Inc.(a)	21,500	456,300
DMG Mori Co. Ltd.	35,000	589,807
ENEOS Holdings, Inc.	551,200	3,899,797
FANUC Corp.	45,300	1,762,883
Fast Retailing Co. Ltd.	3,200	1,160,282
Fujitsu Ltd.	243,900	6,703,080
Hamamatsu Photonics KK	12,500	132,960
Hitachi Construction Machinery Co. Ltd.	500	14,780
Hitachi Ltd.	373,700	11,719,817
Hulic Co. Ltd.(a)	67,000	733,058
Japan Airlines Co. Ltd.	34,900	647,246
Japan Exchange Group, Inc.	29,600	315,937
Japan Post Bank Co. Ltd.	68,000	957,241
Japan Post Holdings Co. Ltd.	75,900	800,852
Japan Tobacco, Inc.(a)	158,000	5,678,882
Kansai Electric Power Co., Inc.	27,100	425,597
Kao Corp.	8,200	327,275
Keyence Corp.	16,200	5,859,940
Kyocera Corp.	49,000	686,916
LY Corp.	536,700	1,428,130
Mitsubishi Corp.	40,100	917,194
Mitsubishi Electric Corp.	119,100	3,472,580
Mitsubishi HC Capital, Inc.	77,600	649,143
Mitsubishi Heavy Industries Ltd.	176,600	4,311,236
Mitsubishi UFJ Financial Group, Inc.	455,600	7,230,860
Mitsui & Co. Ltd.	165,900	4,926,786
Mitsui Chemicals, Inc.	2,900	37,083
Mitsui Fudosan Co. Ltd.	221,800	2,520,595
Mizuho Financial Group, Inc.	95,400	3,481,581
MS&AD Insurance Group Holdings, Inc.	49,600	1,164,460
Murata Manufacturing Co. Ltd.	193,100	3,990,981
NEC Corp.	125,600	4,249,737
NGK Insulators Ltd.	32,400	695,280
NIDEC Corp.	189,200	2,568,960
Nintendo Co. Ltd.	12,600	850,683
Nomura Holdings, Inc.	546,600	4,553,435
Nomura Real Estate Holdings, Inc.	143,600	886,494
Nomura Research Institute Ltd.	28,300	1,076,945
Obayashi Corp.	72,200	1,510,995
Obic Co. Ltd.	10,900	342,136
Omron Corp.	2,000	50,600
Ono Pharmaceutical Co. Ltd.	98,000	1,357,731
ORIX Corp.	71,300	2,085,330
Otsuka Holdings Co. Ltd.	21,300	1,204,711
Pan Pacific International Holdings Corp.	404,900	2,411,949
Panasonic Holdings Corp.	216,500	2,806,712
Recruit Holdings Co. Ltd.	86,600	4,866,189
Resona Holdings, Inc.	130,100	1,238,254
Ricoh Co. Ltd.	13,400	117,907
Secom Co. Ltd.	22,000	781,752
Sekisui Chemical Co. Ltd.	3,100	52,133
Shimizu Corp.	68,800	1,174,669
SMC Corp.	100	34,600
SoftBank Corp.	1,628,000	2,235,175
SoftBank Group Corp.	118,000	3,310,291
Sompo Holdings, Inc.(a)	34,200	1,160,823
Sony Group Corp.	476,000	12,209,862
Sumitomo Chemical Co. Ltd.	548,300	1,561,187
2
2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
International Tilts Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Sumitomo Corp.	15,700	$ 543,416
Sumitomo Mitsui Financial Group, Inc.	285,000	9,166,003
Sumitomo Mitsui Trust Group, Inc.	70,100	2,136,287
Sumitomo Realty & Development Co. Ltd.	14,300	359,015
Suzuki Motor Corp.	83,700	1,251,772
Sysmex Corp.	113,600	1,115,574
T&D Holdings, Inc.	17,300	399,339
Taisei Corp.	5,900	559,148
Takeda Pharmaceutical Co. Ltd.	35,400	1,099,710
TDK Corp.	10,400	147,137
Terumo Corp.	145,700	2,117,775
THK Co. Ltd.	5,400	138,234
Tokio Marine Holdings, Inc.	110,800	4,095,844
Tokyo Electron Ltd.	27,700	6,169,545
Toray Industries, Inc.	10,000	65,198
Tosoh Corp.	8,900	133,742
Toyota Motor Corp.	229,600	4,931,141
Trend Micro, Inc.(b)	9,700	402,863
Unicharm Corp.	176,900	1,010,760
Yakult Honsha Co. Ltd.	35,400	553,284
Yaskawa Electric Corp.	2,300	69,923
		188,837,844
Luxembourg — 0.0%
SES SA	5	32
Macau — 0.2%
Galaxy Entertainment Group Ltd.	31,000	152,855
Sands China Ltd.	455,200	1,148,207
		1,301,062
Netherlands — 4.5%
Adyen NV(b)(c)	720	1,161,054
Argenx SE(b)	1,911	1,612,011
ASM International NV	2,445	1,480,190
ASML Holding NV	21,818	23,509,335
ASR Nederland NV	14,962	1,064,558
Heineken Holding NV	3,302	241,795
Koninklijke Ahold Delhaize NV	64,262	2,635,184
Koninklijke KPN NV	3,814	17,822
Koninklijke Philips NV	14,892	405,497
NN Group NV	2,113	163,007
Wolters Kluwer NV, Class C	41,725	4,321,726
		36,612,179
New Zealand — 0.1%
Fisher & Paykel Healthcare Corp. Ltd.	12,818	278,496
Xero Ltd.(b)	5,305	401,874
		680,370
Nigeria — 0.0%
Airtel Africa PLC(c)	76,926	368,495
Norway — 0.7%
Aker BP ASA	20,422	519,661
Aker Horizons ASA(b)	1	—
Aker Solutions ASA	13	40
DNB Bank ASA	98,028	2,731,135
Kongsberg Gruppen ASA	49,228	1,261,480
Orkla ASA	4,416	49,176
Security	Shares	Value
Norway (continued)
Telenor ASA	37,636	$ 547,394
Var Energi ASA	151,514	495,361
		5,604,247
Portugal — 0.3%
EDP SA	471,437	2,171,337
Galp Energia SGPS SA, Class B	529	9,109
		2,180,446
Singapore — 1.0%
CapitaLand Investment Ltd.	50,000	105,226
DBS Group Holdings Ltd.	114,700	5,024,390
Oversea-Chinese Banking Corp. Ltd.	17,400	267,320
Singapore Technologies Engineering Ltd.(a)	177,900	1,162,415
Singapore Telecommunications Ltd.	532,700	1,884,692
		8,444,043
Spain — 3.7%
ACS Actividades de Construccion y Servicios SA	22,924	2,275,558
Amadeus IT Group SA	2,499	184,953
Banco Bilbao Vizcaya Argentaria SA	6,796	159,415
Banco Santander SA	919,067	10,817,867
Bankinter SA	74,313	1,231,752
CaixaBank SA	88,871	1,086,548
Iberdrola SA	470,402	10,185,798
Industria de Diseno Textil SA	6,753	445,459
Naturgy Energy Group SA	33,267	1,012,925
Repsol SA	100,524	1,875,618
Telefonica SA	182,211	747,967
		30,023,860
Sweden — 2.2%
Assa Abloy AB, Class B	57,723	2,229,888
Boliden AB(b)	2,977	164,915
Epiroc AB, Class A	5,622	126,730
Evolution AB(c)	12,095	821,269
Industrivarden AB, Class A	3,630	162,618
Sandvik AB	117,615	3,799,092
Securitas AB, B Shares	34,631	550,741
Skanska AB, B Shares	46,680	1,271,951
Svenska Handelsbanken AB, A Shares	87,996	1,274,845
Swedbank AB, A Shares	56,513	1,960,720
Swedish Orphan Biovitrum AB(b)	9,287	333,283
Tele2 AB, B Shares	82,335	1,379,653
Telefonaktiebolaget LM Ericsson, B Shares	242,286	2,357,935
Telia Co. AB	310,962	1,329,041
		17,762,681
Switzerland — 7.3%
ABB Ltd., Class N, Registered Shares	179,077	13,201,108
Accelleron Industries AG	7,383	569,424
Cie Financiere Richemont SA, Class A, Registered Shares	6,309	1,360,542
DSM-Firmenich AG	16,017	1,292,089
Julius Baer Group Ltd., Class N	3,284	256,581
Logitech International SA, Class N, Registered Shares	26,964	2,737,331
Nestle SA, Class N, Registered Shares	70,975	7,044,916
Novartis AG, Class N, Registered Shares	70,334	9,691,736
Partners Group Holding AG	343	420,854
PSP Swiss Property AG, Class N, Registered Shares	190	34,378
Schindler Holding AG	3,638	1,368,125
Master Portfolio Schedule of Investments
3

Schedule of Investments (continued)
December 31, 2025
International Tilts Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Switzerland (continued)
Schindler Holding AG, Class N, Registered Shares	1,302	$ 460,702
SGS SA, Registered Shares	15,636	1,793,570
Sonova Holding AG, Registered Shares	6,896	1,783,765
UBS Group AG, Registered Shares	234,919	10,847,284
Zurich Insurance Group AG, Class N	8,416	6,368,405
		59,230,810
United Kingdom — 14.2%
Admiral Group PLC	25,118	1,074,494
Anglo American PLC	6,541	270,552
AstraZeneca PLC	71,279	13,190,841
Aviva PLC	61,937	569,506
BAE Systems PLC	319,451	7,352,184
Barclays PLC	1,953,383	12,503,856
British American Tobacco PLC	19,836	1,124,516
Burberry Group PLC(b)	835	14,198
CK Hutchison Holdings Ltd.	465,000	3,161,282
Compass Group PLC	93,426	2,960,209
Diploma PLC	127	9,036
Dunelm Group PLC	3	46
Entain PLC	20,988	215,741
Halma PLC	29,920	1,420,149
HSBC Holdings PLC	674,310	10,610,897
IG Group Holdings PLC	48,060	850,835
Imperial Brands PLC	99,417	4,174,539
InterContinental Hotels Group PLC	17,716	2,489,608
Intertek Group PLC	38,676	2,398,554
J Sainsbury PLC(a)	302,264	1,324,170
JET2 PLC	1,912	36,056
Legal & General Group PLC	51,797	182,304
Lloyds Banking Group PLC	3,807,262	5,035,919
London Stock Exchange Group PLC	5,199	625,380
Melrose Industries PLC	5	39
NatWest Group PLC	595,540	5,224,243
Next PLC	13,957	2,569,486
Reckitt Benckiser Group PLC	1,045	84,561
RELX PLC	72,122	2,905,566
Rightmove PLC	76,792	536,523
Rolls-Royce Holdings PLC	664,452	10,276,226
Sage Group PLC	244,255	3,552,562
Schroders PLC	16,747	91,547
Shell PLC	213,164	7,855,574
Smiths Group PLC	82,710	2,616,137
Standard Chartered PLC	11,495	280,483
Tesco PLC	39,940	237,516
Unilever PLC	49,304	3,221,386
Vodafone Group PLC	3,302,712	4,402,543
Weir Group PLC	587	22,437
		115,471,701
Security	Shares	Value
United States — 2.5%
BP PLC	126,634	$ 738,525
Carnival PLC(b)	4,462	135,200
Experian PLC	126,313	5,695,018
GSK PLC	260,509	6,386,955
Holcim AG	331	32,223
Roche Holding AG	17,665	7,309,800
Tenaris SA	16,702	322,279
		20,620,000
Total Common Stocks — 97.2% (Cost: $647,689,183)		788,134,107
Preferred Securities
Preferred Stocks — 0.2%
Germany — 0.2%
Henkel AG & Co. KGaA	2,922	238,391
Porsche Automobil Holding SE	23,770	1,108,998
		1,347,389
Total Preferred Securities — 0.2% (Cost: $1,271,342)		1,347,389
Total Long-Term Investments — 97.4% (Cost: $648,960,525)		789,481,496
Short-Term Securities
Money Market Funds — 3.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.89%(d)(e)(f)	10,220,958	10,226,068
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.72%(d)(e)	16,541,098	16,541,098
Total Short-Term Securities — 3.3% (Cost: $26,766,884)		26,767,166
Total Investments — 100.7% (Cost: $675,727,409)		816,248,662
Liabilities in Excess of Other Assets — (0.7)%		(5,563,115)
Net Assets — 100.0%		$ 810,685,547

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Master Portfolio.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
4
2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
International Tilts Master Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Master Portfolio during the year ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/25	Shares Held at 12/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 2,760,544	$ 7,466,775 (a)	$ —	$ (1,365)	$ 114	$ 10,226,068	10,220,958	$ 32,902 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	6,430,160	10,110,938 (a)	—	—	—	16,541,098	16,541,098	605,442	—
				$ (1,365)	$ 114	$ 26,767,166		$ 638,344	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE Index	130	03/20/26	$ 18,864	$ 85,835
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 85,835	$ —	$ —	$ —	$ 85,835

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Master Portfolio Schedule of Investments. In the
Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in net unrealized appreciation (depreciation).

For the period ended December 31, 2025, the effect of derivative financial instruments in the Statement of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 2,278,317	$ —	$ —	$ —	$ 2,278,317
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ 258,797	$ —	$ —	$ —	$ 258,797
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$14,913,809
For more information about the Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Master Portfolio Schedule of Investments
5

Schedule of Investments (continued)
December 31, 2025
International Tilts Master Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia	$ —	$ 60,157,276	$ —	$ 60,157,276
Belgium	—	1,723,892	—	1,723,892
Chile	—	148,864	—	148,864
China	—	6,076,894	—	6,076,894
Denmark	—	7,895,167	—	7,895,167
Finland	—	6,366,427	—	6,366,427
France	—	94,761,270	—	94,761,270
Germany	—	75,331,264	—	75,331,264
Hong Kong	—	15,942,617	—	15,942,617
Ireland	—	1,505,620	—	1,505,620
Israel	—	7,561,270	—	7,561,270
Italy	—	23,337,528	—	23,337,528
Ivory Coast	—	188,248	—	188,248
Japan	1,010,760	187,827,084	—	188,837,844
Luxembourg	—	32	—	32
Macau	—	1,301,062	—	1,301,062
Netherlands	—	36,612,179	—	36,612,179
New Zealand	—	680,370	—	680,370
Nigeria	—	368,495	—	368,495
Norway	—	5,604,247	—	5,604,247
Portugal	—	2,180,446	—	2,180,446
Singapore	—	8,444,043	—	8,444,043
Spain	—	30,023,860	—	30,023,860
Sweden	—	17,762,681	—	17,762,681
Switzerland	1,793,570	57,437,240	—	59,230,810
United Kingdom	1,324,216	114,147,485	—	115,471,701
United States	—	20,620,000	—	20,620,000
Preferred Securities
Preferred Stocks	—	1,347,389	—	1,347,389
Short-Term Securities
Money Market Funds	26,767,166	—	—	26,767,166
	$ 30,895,712	$ 785,352,950	$ —	$ 816,248,662
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 85,835	$ —	$ —	$ 85,835

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
6
2025 BlackRock Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
December 31, 2025

International Tilts Master Portfolio
ASSETS
Investments, at value — unaffiliated(a)(b)	$ 789,481,496
Investments, at value — affiliated(c)	26,767,166
Cash pledged for futures contracts	443,910
Foreign currency, at value(d)	50,094
Receivables:
Investments sold	11,184,877
Securities lending income — affiliated	6,920
Contributions from investors	4,775,929
Dividends — unaffiliated	485,131
Dividends — affiliated	52,677
Prepaid expenses	3,704
Total assets	833,251,904
LIABILITIES
Collateral on securities loaned	10,227,324
Payables:
Investments purchased	11,961,520
Administration fees	33,822
Investment advisory fees	235,764
Trustees’ fees	2,527
Professional fees	23,405
Variation margin on futures contracts	81,995
Total liabilities	22,566,357
Commitments and contingent liabilities
NET ASSETS	$ 810,685,547
NET ASSETS CONSIST OF
Investors’ capital	$ 670,073,958
Net unrealized appreciation (depreciation)	140,611,589
NET ASSETS	$ 810,685,547
(a) Investments, at cost—unaffiliated	$648,960,525
(b) Securities loaned, at value	$9,681,526
(c) Investments, at cost—affiliated	$26,766,884
(d) Foreign currency, at cost	$50,117
See notes to financial statements.
Master Portfolio Statement of Assets and Liabilities
7

Statement of Operations
Year Ended December 31, 2025

International Tilts Master Portfolio
INVESTMENT INCOME
Dividends — unaffiliated	$18,756,547
Dividends — affiliated	605,442
Securities lending income — affiliated — net	32,902
Foreign taxes withheld	(2,691,497)
Total investment income	16,703,394
EXPENSES
Investment advisory	2,511,304
Administration	313,913
Professional	23,791
Trustees	11,341
Total expenses	2,860,349
Less fees waived and/or reimbursed by the Manager	(359,176)
Total expenses after fees waived and/or reimbursed	2,501,173
Net investment income	14,202,221
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	38,312,019
Investments — affiliated	(1,365)
Foreign currency transactions	63,349
Futures contracts	2,278,317
40,652,320
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	105,961,045
Investments — affiliated	114
Foreign currency translations	7,284
Futures contracts	258,797
106,227,240
Net realized and unrealized gain	146,879,560
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$161,081,781
See notes to financial statements.
8
2025 BlackRock Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	International Tilts Master Portfolio
	Year Ended 12/31/25	Year Ended 12/31/24

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$14,202,221	$7,440,363
Net realized gain	40,652,320	22,780,058
Net change in unrealized appreciation (depreciation)	106,227,240	(10,279,089)
Net increase in net assets resulting from operations	161,081,781	19,941,332
CAPITAL TRANSACTIONS
Proceeds from contributions	348,735,796	20,002,953
Value of withdrawals	(19,565,127)	—
Net increase in net assets derived from capital transactions	329,170,669	20,002,953
NET ASSETS
Total increase in net assets	490,252,450	39,944,285
Beginning of year	320,433,097	280,488,812
End of year	$810,685,547	$320,433,097
See notes to financial statements.
Master Portfolio Statements of Changes in Net Assets
9

Financial Highlights

International Tilts Master Portfolio
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Total Return
Total return	32.29%	6.62%	20.06%	(13.72)%	13.15%
Ratios to Average Net Assets(a)
Total expenses	0.46%	0.46%	0.46%	0.46%	0.46%
Total expenses after fees waived and/or reimbursed	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	2.26%	2.33%	2.54%	2.72%	2.03%
Supplemental Data
Net assets, end of year (000)	$810,686	$320,433	$280,489	$253,275	$286,700
Portfolio turnover rate	137%	132%	131%	122%	180%

(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
10
2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements

1.
ORGANIZATION
Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. MIP is organized as a Delaware statutory trust. International Tilts Master Portfolio (the “Master Portfolio”) is a series of MIP. The Master Portfolio is classified as a diversified fund under the 1940 Act.
The Master Portfolio, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Master Portfolio is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.
Foreign Currency Translation: The Master Portfolio’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Master Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Master Portfolio reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes. The Master Portfolio has elected to treat realized gains (losses) from certain forward foreign currency exchange contracts as capital gain (loss) for U.S. federal income tax purposes.
Foreign Taxes: The Master Portfolio may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Master Portfolio invests. These foreign taxes, if any, are paid by the Master Portfolio and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of December 31, 2025, if any, are disclosed in the Statement of Assets and Liabilities.
The Master Portfolio files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Master Portfolio may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Master Portfolio may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Master Portfolio may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Master Portfolio is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Master Portfolio may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Indemnifications: In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. The Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master Portfolio, which cannot be predicted with any certainty.
Other:  Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Master Portfolio’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Master Portfolio. The CODM has concluded that the Master Portfolio operates as a single operating segment since the Master Portfolio
Master Portfolio Notes to Financial Statements
11

Notes to Financial Statements  (continued)

has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Master Portfolio’s financial statements.
Recent Accounting Standard: The Master Portfolio adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The Master Portfolio’s adoption of the new standard did not have a material impact on financial statement disclosures and did not affect the Master Portfolio’s financial position or results of operations.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Master Portfolio’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Master Portfolio is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Master Portfolio (the “Board”) has approved the designation of the Master Portfolio’s Manager  as the valuation designee for the Master Portfolio.  The Master Portfolio determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Master Portfolio’s assets and liabilities:
•Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
•Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Master Portfolio uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that the Master Portfolio has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and
12
2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Securities Lending: The Master Portfolio may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio, or excess collateral returned by the Master Portfolio, on the next business day. During the term of the loan, the Master Portfolio is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Master Portfolio, except in the event of borrower default. The securities on loan, if any, are disclosed in the Master Portfolio’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Master Portfolio under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Master Portfolio, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Master Portfolio can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the Master Portfolio’s securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
BofA Securities, Inc.	$ 460,678	$ (460,678)	$ —	$ —
Goldman Sachs & Co. LLC	296,831	(296,831)	—	—
HSBC Bank PLC	1,324,170	(1,324,170)	—	—
Jefferies LLC	213,885	(213,885)	—	—
Morgan Stanley	229,627	(229,627)	—	—
State Street Bank & Trust Co.	7,156,335	(7,156,335)	—	—
	$ 9,681,526	$ (9,681,526)	$ —	$ —

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Master Portfolio is disclosed in the
Master Portfolio’s Statement of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Master Portfolio benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Master Portfolio could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Master Portfolio.
5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Master Portfolio engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Master Portfolio and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Master Portfolio and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Master Portfolio is required to deposit initial margin with the broker in the form of
Master Portfolio Notes to Financial Statements
13

Notes to Financial Statements  (continued)

cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: MIP, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolio’s investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of the Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio.
For such services, the Master Portfolio pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Master Portfolio’s net assets:
Average Daily Net Assets	Investment Advisory Fees
First $1 billion	0.40%
$1 billion -$3 billion	0.38
$3 billion -$5 billion	0.36
$5 billion -$10 billion	0.35
Greater than $10 billion	0.34
MIP, on behalf of the Master Portfolio, entered into an Administration Agreement with the Manager, which has agreed to provide general administrative services (other than investment advice and related portfolio activities). The Manager has agreed to bear all of the Master Portfolio’s ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Master Portfolio. The Manager is entitled to receive for these administrative services an annual fee of 0.05% based on the average daily net assets of the Master Portfolio.
The Manager entered into separate sub-advisory agreements with BlackRock Fund Advisors (“BFA”) and BlackRock International Limited (“BIL”) (collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BFA and BIL for services they provide for that portion of the Master Portfolio for which BFA and BIL, as applicable, acts as Sub-Adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Master Portfolio to the Manager.
Expense Waivers and Reimbursements:  The fees and expenses of MIP’s trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Master Portfolio’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolio. The Manager has contractually agreed to reimburse the Master Portfolio or provide an offsetting credit against the investment advisory fees paid by the Master Portfolio in an amount equal to these independent expenses through June 30, 2026. This amount waived is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended December 31, 2025, the amount waived was $35,132.
The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Master Portfolio. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended December 31, 2025, the amount waived was $10,131.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Master Portfolio’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Master Portfolio.  For the year ended December 31, 2025, there were no fees waived and/or reimbursed by the Manager pursuant to this agreement.
The Manager has contractually agreed to waive administration fees through June 30, 2026. This waiver agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees or by a majority of the outstanding voting securities of the Master Portfolio. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended December 31, 2025, the Manager waived $313,913.
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Master Portfolio, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Master Portfolio is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Master Portfolio bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best
14
2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Master Portfolio retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Master Portfolio retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds specified thresholds, the Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85%  of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70%  of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Master Portfolio is shown as securities lending income — affiliated — net in the Statement of Operations. For the year ended December 31, 2025, the Master Portfolio paid BTC $9,055 for securities lending agent services.
Interfund Lending: Prior to March 3, 2025, in accordance with an exemptive order (the “Order”) from the SEC, the Master Portfolio could participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Master Portfolio’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.
During the period ended March 3, 2025, the Master Portfolio did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of MIP are directors and/or officers of BlackRock or its affiliates.
Other Transactions:  The Master Portfolio may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the year ended December 31, 2025, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
Master Portfolio Name	Purchases	Sales	Net Realized Gain (Loss)
International Tilts Master Portfolio	$ 162,389,784	$ 152,400,660	$ 6,317,885
7.
 PURCHASES AND SALES
For the year ended December 31, 2025, purchases and sales of investments, excluding short-term securities, were $1,167,669,524 and $836,113,014, respectively.
8.
INCOME TAX INFORMATION
The Master Portfolio is classified as a partnership for U.S. federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no U.S. federal income tax provision is required.  It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.
The Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Master Portfolio as of December 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Master Portfolio’s NAV.
Master Portfolio Notes to Financial Statements
15

Notes to Financial Statements  (continued)

As of December 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Master Portfolio Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
International Tilts Master Portfolio	$ 689,649,959	$ 134,842,235	$ (8,243,532)	$ 126,598,703
9.
BANK BORROWINGS
MIP, on behalf of the Master Portfolio, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Master Portfolio may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Master Portfolio, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.  During the year ended December 31, 2025, the Master Portfolio did not borrow under the credit agreement.
10.
PRINCIPAL RISKS
In the normal course of business, the Master Portfolio invests in securities or other instruments and may enter into certain transactions, and such activities subject the Master Portfolio to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Master Portfolio and its investments. The Master Portfolio’s prospectus provides details of the risks to which the Master Portfolio is subject.
The Master Portfolio may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Master Portfolio may invest in illiquid investments. An illiquid investment is any investment that the Master Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Master Portfolio may  experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Master Portfolio’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Master Portfolio may lose value, regardless of the individual results of the securities and other instruments in which the Master Portfolio invests. The Master Portfolio’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Master Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Master Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Master Portfolio.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Master Portfolio’s portfolio are disclosed in its Schedule of Investments.
16
2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

The Master Portfolio invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Master Portfolio’s investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
The Master Portfolio invests a significant portion of its assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. Certain Asian countries have developed increasingly strained relationships with the U.S. or China; if these relations were to worsen, they could adversely affect Asian issuers that rely on the U.S. or China for trade and the region as a whole. The Asian financial markets have experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Master Portfolio’s investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Master Portfolio Notes to Financial Statements
17

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Master Investment Portfolio and Investors of International Tilts Master Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of International Tilts Master Portfolio (one of the series constituting Master Investment Portfolio, referred to hereafter as the “Master Portfolio”) as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Master Portfolio as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Master Portfolio’s management. Our responsibility is to express an opinion on the Master Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Master Portfolio in accordance with the relevant ethical requirements relating to our audit, which include standards of the American Institute of Certified Public Accountants (AICPA) Code of Professional Conduct, as well as U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission.
We conducted our audits of these financial statements in accordance with the auditing standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 24, 2026
We have served as the auditor of one or more BlackRock investment companies since 2000.
18
2025 BlackRock Annual Financial Statements and Additional Information

Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Each of BAL and BFA has contractually agreed to reimburse, or provide offsetting credits to, the Master Portfolio for the Master Portfolio’s allocable portion of the fees and expenses of the independent trustees of MIP, counsel to such independent trustees and the independent registered public accounting firm.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements and other information regarding the Master Portfolio may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Master Portfolio and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
Master Portfolio and MIP Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
BlackRock Fund Advisors
San Francisco, CA 94105
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, PA 19103
Additional Information
19

Additional Information (continued)

Master Portfolio and MIP Service Providers (continued)
Legal Counsel
Ropes & Gray LLP
New York, NY 10036

Address of MIP
400 Howard Street
San Francisco, CA 94105
20
2025 BlackRock Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
MSCI	Morgan Stanley Capital International
SCA	Societe en Commandite par Actions
Glossary of Terms Used in these Financial Statements
21

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – Not Applicable

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b) There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

5

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrants’ securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in registrants’ independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

6

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrants have duly caused this report to be signed on their behalf by the undersigned, thereunto duly authorized.

BlackRock Funds III and Master Investment Portfolio

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds III and Master Investment Portfolio

Date: February 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrants and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds III and Master Investment Portfolio

Date: February 24, 2026

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds III and Master Investment Portfolio

Date: February 24, 2026

7